UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50309
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 650 8th Street, Des Moines, IA 50309 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2013
Date of reporting period:	February 28, 2013

ITEM 1 – REPORT TO STOCKHOLDERS

PRINCIPAL FUNDS

Institutional, J, & R Share Classes

Semiannual Report

February 28, 2013

PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY		HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle		Within the Principal Financial Group
personal information.		We may share personal information about you or about former
This Notice applies to:		customers, plan participants or beneficiaries within the
x people who own or apply for our products or services		Principal Financial Group for several reasons, including:
for personal use.		x to assist us in providing service;
x employee benefit plan participants and beneficiaries.		x to help design and improve products; or
Please note that in this Notice, “you” refers to only these		x with your consent, at your request or as allowed by law.
people. The Notice does not apply to an employer plan
sponsor or group policyholder.		With Others

WE PROTECT INFORMATION WE COLLECT ABOUT		In the course of doing business we may share data with others.
YOU		This could include personal information about you or about
former customers, plan participants or beneficiaries. Personal
We follow strict standards to safeguard personal		information may be shared with others for the following
information. These standards include limiting access to		reasons:
data and regularly testing our security technology.
x in response to a subpoena,
HOW WE COLLECT INFORMATION		x to prevent fraud,
We collect data about you as we do business with you.		x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:		other regulators, or
x Information we obtain when you apply or enroll for		x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial		We also may share personal information:
status; and, when applicable, health history.		x with others that service your accounts, or that perform
x Information we obtain from others. This may include		services on our behalf;
claim reports, medical records, when applicable, credit		x with others with whom we may have joint marketing
reports, property values and similar data.		agreements. These include financial services companies
x Information we obtain through our transactions		(such as other insurance companies, banks or mutual
and experience with you. This includes your claims		fund companies); and
history, payment and investment records, and account		x with other companies with your consent, at your request
values	and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-11

01/2013

F445PS-13

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;

x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state’s privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we comply with those laws.
GROUP	Your agent, broker,registered representative,consultant or
Several companies within the Principal Financial Group	advisor may have a different privacy policy.
are listed at the top of this Notice. The companies of the
Principal Financial Group are leading providers of	1-800-986-3343
retirement savings, investment, and insurance products.

MM 2458-11

01/2013

F456PS-13

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.

WE PROTECT INFORMATION WE COLLECT ABOUT	MEDICAL INFORMATION
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-10

01/2013

F445CA-10

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker,registered representative,consultant or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give
you a revised notice when required by law.

BB 9338-10

01/2013

F456CA-10

Financial Statements	1
Notes to Financial Statements	15
Schedules of Investments	35
Financial Highlights (Includes performance information)	134
Shareholder Expense Example	142
Supplemental Information	144

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

	Blue Chip Fund	Bond Market Index Fund		Diversified Real Asset Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$5,031	$1,808,836		$1,485,506
Foreign currency--at cost	$–	$–		$174
Assets
Investment in securities--at value	$5,866	$1,850,022		$1,553,984
Foreign currency--at value	–	–		173
Cash	3	512		36,736
Receivables:
Dividends and interest	10	9,498		2,522
Expense reimbursement from Manager	3	–		43
Expense reimbursement from Distributor	–	5		–
Foreign currency contracts	–	–		523
Fund shares sold	–	2,183		3,627
Investment securities sold	–	16,687		6,259
Unrealized gain on swap agreements	–	–		261
Variation margin on futures contracts	–	–		49
Prepaid expenses	–	10		–
Total Assets	5,882	1,878,917		1,604,177
Liabilities
Accrued management and investment advisory fees	2	328		964
Accrued administrative service fees	–	2		–
Accrued distribution fees	–	15		87
Accrued service fees	–	10		–
Accrued transfer agent fees	2	25		112
Accrued directors' expenses	–	6		5
Accrued other expenses	11	–		34
Payables:
Foreign currency contracts	–	–		284
Fund shares redeemed	–	2,615		642
Investment securities purchased	–	138,959		45,457
Options and swaptions contracts written (premiums received $0, $0 and $398)	–	–		402
Unrealized loss on unfunded loan commitments	–	–		3
Variation margin on futures contracts	–	–		30
Total Liabilities	15	141,960		48,020
Net Assets Applicable to Outstanding Shares	$5,867	$1,736,957		$1,556,157
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$5,000	$1,701,765		$1,467,074
Accumulated undistributed (overdistributed) net investment income (loss)	9	797		4,443
Accumulated undistributed (overdistributed) net realized gain (loss)	23	(6,791)		15,541
Net unrealized appreciation (depreciation) of investments	835	41,186		68,874
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–		225
Total Net Assets	$5,867	$1,736,957		$1,556,157
Capital Stock (par value: $.01 a share):
Shares authorized	500,000	710,000		1,400,000
Net Asset Value Per Share:
Class A: Net Assets	N/A	N/A		$262,775
Shares Issued and Outstanding				22,167
Net Asset Value per share				$11.85
Maximum Offering Price				$12.31
Class C: Net Assets	N/A	N/A		$47,637
Shares Issued and Outstanding				4,062
Net Asset Value per share				$11.73	(a)
Class J: Net Assets	N/A	$28,892		N/A
Shares Issued and Outstanding		2,636
Net Asset Value per share		$10.96	(a)
Class P: Net Assets	N/A	N/A		$47,462
Shares Issued and Outstanding				3,989
Net Asset Value per share				$11.90
Institutional: Net Assets	$5,867	$1,656,809		$1,198,283
Shares Issued and Outstanding	500	150,396		100,533
Net Asset Value per share	$11.73	$11.02		$11.92
R-1: Net Assets	N/A	$1,989		N/A
Shares Issued and Outstanding		181
Net Asset Value per share		$10.95
R-2: Net Assets	N/A	$4,267		N/A
Shares Issued and Outstanding		389
Net Asset Value per share		$10.95
R-3: Net Assets	N/A	$12,074		N/A
Shares Issued and Outstanding		1,103
Net Asset Value per share		$10.95
R-4: Net Assets	N/A	$7,730		N/A
Shares Issued and Outstanding		704
Net Asset Value per share		$10.97
R-5: Net Assets	N/A	$25,196		N/A
Shares Issued and Outstanding		2,294
Net Asset Value per share		$10.98

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

	Global Multi- Strategy Fund		Global Opportunities Fund	International Equity Index Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$509,005		$96,079	$804,429
Foreign currency--at cost	$4,704		$ –	$713
Assets
Investment in securities--at value	$560,193		$96,071	$894,492
Foreign currency--at value	4,693		–	713
Cash	159,370		6,012	66
Deposits with counterparty	9,747		–	162
Receivables:
Dividends and interest	2,368		51	2,950
Expense reimbursement from Manager	16		20	–
Foreign currency contracts	5,695		–	–
Fund shares sold	2,649		138	1,594
Investment securities sold	42,660		1,941	–
Swap premiums paid	1,020		–	–
Unrealized gain on OTC swap agreements	824		–	–
Variation margin on futures contracts	572		–	–
Other assets	16		–	–
Total Assets	789,823		104,233	899,977
Liabilities
Accrued management and investment advisory fees	661		37	176
Accrued administrative service fees	–		–	1
Accrued distribution fees	8		–	2
Accrued service fees	–		–	6
Accrued transfer agent fees	2		1	1
Accrued directors' expenses	2		–	3
Accrued other expenses	173		28	123
Payables:
Foreign currency contracts	3,287		–	–
Fund shares redeemed	279		–	1,993
Investment securities purchased	19,017		3,141	544
Options and swaptions contracts written (premiums received $2,535, $0 and $0)	1,974		–	–
Reverse repurchase agreements	6,245		–	–
Short sales (proceeds received $186,019, $0 and $0)	206,318		–	–
Swap premiums received	1,035		–	–
Unrealized loss on OTC swap agreements	885		–	–
Variation margin on futures contracts	60		–	7
Total Liabilities	239,946		3,207	2,856
Net Assets Applicable to Outstanding Shares	$549,877		$101,026	$897,121
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$527,366		$101,164	$816,572
Accumulated undistributed (overdistributed) net investment income (loss)	420		10	(2,687)
Accumulated undistributed (overdistributed) net realized gain (loss)	(6,617)		(143)	(6,812)
Net unrealized appreciation (depreciation) of investments	26,289		(8)	90,093
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	2,419		3	(45)
Total Net Assets	$549,877		$101,026	$897,121
Capital Stock (par value: $.01 a share):
Shares authorized	1,450,000		500,000	400,000
Net Asset Value Per Share:
Class A: Net Assets	$28,249		N/A	N/A
Shares Issued and Outstanding	2,692
Net Asset Value per share	$10.49
Maximum Offering Price	$10.90
Class C: Net Assets	$5,567		N/A	N/A
Shares Issued and Outstanding	532
Net Asset Value per share	$10.46	(a)
Class P: Net Assets	$10,167		N/A	N/A
Shares Issued and Outstanding	966
Net Asset Value per share	$10.52
Institutional: Net Assets	$505,894		$101,026	$863,248
Shares Issued and Outstanding	47,968		9,655	82,240
Net Asset Value per share	$10.55		$10.47	$10.50
R-1: Net Assets	N/A		N/A	$93
Shares Issued and Outstanding				9
Net Asset Value per share				$10.33
R-2: Net Assets	N/A		N/A	$374
Shares Issued and Outstanding				36
Net Asset Value per share				$10.51
R-3: Net Assets	N/A		N/A	$5,287
Shares Issued and Outstanding				509
Net Asset Value per share				$10.39
R-4: Net Assets	N/A		N/A	$5,987
Shares Issued and Outstanding				572
Net Asset Value per share				$10.46
R-5: Net Assets	N/A		N/A	$22,132
Shares Issued and Outstanding				2,116
Net Asset Value per share				$10.46

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2013 (unaudited)

	Preferred Securities Fund		Small-MidCap Dividend Income Fund

Amounts in thousands, except per share amounts
Investment in securities--at cost	$4,528,970		$331,602
Investment in affiliated securities--at cost	$62,717		$–
Assets
Investment in securities--at value	$5,069,680		$380,730
Investment in affiliated securities--at value	71,039		–
Cash	1,307		30
Receivables:
Dividends and interest	53,389		732
Expense reimbursement from Distributor	5		–
Fund shares sold	36,311		1,478
Investment securities sold	5,553		–
Total Assets	5,237,284		382,970
Liabilities
Accrued management and investment advisory fees	2,761		227
Accrued administrative service fees	1		–
Accrued distribution fees	1,002		10
Accrued service fees	2		–
Accrued transfer agent fees	304		4
Accrued directors' expenses	17		1
Accrued other expenses	67		33
Payables:
Dividends payable	21,511		–
Fund shares redeemed	19,289		127
Investment securities purchased	6,627		5,266
Total Liabilities	51,581		5,668
Net Assets Applicable to Outstanding Shares	$5,185,703		$377,302
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$4,651,859		$327,275
Accumulated undistributed (overdistributed) net investment income (loss)	(6,304)		2,024
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,884)		(1,124)
Net unrealized appreciation (depreciation) of investments	549,032		49,128
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(1)
Total Net Assets	$5,185,703		$377,302
Capital Stock (par value: $.01 a share):
Shares authorized	1,900,000		1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$1,236,816		$45,680
Shares Issued and Outstanding	116,179		3,961
Net Asset Value per share	$10.65		$11.53
Maximum Offering Price	$11.06		$12.20
Class C: Net Assets	$979,718		$3,441
Shares Issued and Outstanding	92,107		299
Net Asset Value per share	$10.64	(a)	$11.52 (a)
Class J: Net Assets	$35,493		N/A
Shares Issued and Outstanding	3,398
Net Asset Value per share	$10.45	(a)
Class P: Net Assets	$893,810		$12,282
Shares Issued and Outstanding	84,433		1,052
Net Asset Value per share	$10.59		$11.67
Institutional: Net Assets	$2,028,284		$315,899
Shares Issued and Outstanding	191,446		27,302
Net Asset Value per share	$10.59		$11.57
R-1: Net Assets	$1,745		N/A
Shares Issued and Outstanding	165
Net Asset Value per share	$10.56
R-2: Net Assets	$1,099		N/A
Shares Issued and Outstanding	105
Net Asset Value per share	$10.51
R-3: Net Assets	$2,872		N/A
Shares Issued and Outstanding	272
Net Asset Value per share	$10.54
R-4: Net Assets	$1,091		N/A
Shares Issued and Outstanding	104
Net Asset Value per share	$10.53
R-5: Net Assets	$4,775		N/A
Shares Issued and Outstanding	452
Net Asset Value per share	$10.56

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2013 (unaudited)

	Blue Chip Fund	Bond Market Index Fund	Diversified Real Asset Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$51	$–	$8,863
Withholding tax	(1)	–	(284)
Interest	–	15,400	6,110
Total Income	50	15,400	14,689
Expenses:
Management and investment advisory fees	19	2,066	5,748
Distribution fees - Class A	N/A	N/A	315
Distribution fees - Class C	N/A	N/A	224
Distribution fees - Class J	N/A	69	N/A
Distribution fees - R-1	N/A	4	N/A
Distribution fees - R-2	N/A	7	N/A
Distribution fees - R-3	N/A	14	N/A
Distribution fees - R-4	N/A	3	N/A
Administrative service fees - R-1	N/A	3	N/A
Administrative service fees - R-2	N/A	5	N/A
Administrative service fees - R-3	N/A	4	N/A
Administrative service fees - R-4	N/A	1	N/A
Administrative service fees - R-5	N/A	1	N/A
Registration fees - Class A	N/A	N/A	34
Registration fees - Class C	N/A	N/A	11
Registration fees - Class J	N/A	10	N/A
Registration fees - Class P	N/A	N/A	11
Registration fees - Institutional	9	52	50
Service fees - R-1	N/A	3	N/A
Service fees - R-2	N/A	5	N/A
Service fees - R-3	N/A	14	N/A
Service fees - R-4	N/A	9	N/A
Service fees - R-5	N/A	29	N/A
Shareholder reports - Class A	N/A	N/A	35
Shareholder reports - Class C	N/A	N/A	5
Shareholder reports - Class J	N/A	6	N/A
Shareholder reports - Class P	N/A	N/A	5
Shareholder reports - Institutional	–	–	7
Transfer agent fees - Class A	N/A	N/A	339
Transfer agent fees - Class C	N/A	N/A	35
Transfer agent fees - Class J	N/A	32	N/A
Transfer agent fees - Class P	N/A	N/A	25
Transfer agent fees - Institutional	–	–	26
Custodian fees	1	16	33
Directors' expenses	1	13	11
Professional fees	6	10	13
Other expenses	–	7	6
Total Gross Expenses	36	2,383	6,933
Less: Reimbursement from Manager - Class A	N/A	N/A	204
Less: Reimbursement from Manager - Class C	N/A	N/A	14
Less: Reimbursement from Manager - Institutional	17	–	–
Less: Reimbursement from Distributor - Class J	N/A	31	N/A
Total Net Expenses	19	2,352	6,715
Net Investment Income (Loss)	31	13,048	7,974

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	26	2,479	20,619
Foreign currency transactions	–	–	(362)
Futures contracts	–	–	375
Options and swaptions	–	–	1
Short sales	–	25	–
Swap agreements	–	–	(52)
Change in unrealized appreciation/depreciation of:
Investments	528	(16,667)	14,283
Futures contracts	–	–	(20)
Options and swaptions	–	–	(4)
Swap agreements	–	–	289
Translation of assets and liabilities in foreign currencies	–	–	89
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	554	(14,163)	35,218
Net Increase (Decrease) in Net Assets Resulting from Operations	$585	$(1,115)	$43,192

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2013 (Except as Noted) (unaudited)

	Global Multi- Strategy Fund	Global Opportunities Fund(a)	International Equity Index Fund

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$3,035	$58	$9,748
Withholding tax	(41)	(1)	(850)
Interest	3,740	–	6
Total Income	6,734	57	8,904
Expenses:
Management and investment advisory fees	4,028	42	1,085
Distribution fees - Class A	17	N/A	N/A
Distribution fees - Class C	14	N/A	N/A
Distribution fees - R-3	N/A	N/A	5
Distribution fees - R-4	N/A	N/A	3
Administrative service fees - R-3	N/A	N/A	1
Administrative service fees - R-4	N/A	N/A	1
Administrative service fees - R-5	N/A	N/A	1
Registration fees - Class A	13	N/A	N/A
Registration fees - Class C	7	N/A	N/A
Registration fees - Class P	16	N/A	N/A
Registration fees - Institutional	31	7	30
Service fees - R-3	N/A	N/A	5
Service fees - R-4	N/A	N/A	6
Service fees - R-5	N/A	N/A	22
Shareholder meeting expense - Class A	1	N/A	N/A
Shareholder meeting expense - Institutional	3	–	–
Shareholder reports - Class A	1	N/A	N/A
Transfer agent fees - Class A	8	N/A	N/A
Transfer agent fees - Class C	2	N/A	N/A
Transfer agent fees - Class P	1	N/A	N/A
Transfer agent fees - Institutional	1	1	1
Custodian fees	95	39	118
Directors' expenses	4	–	7
Dividends and interest on securities sold short	1,740	–	–
Index license fees	–	–	114
Professional fees	27	6	14
Other expenses	5	–	8
Reverse repurchase agreement interest expense	8	–	–
Total Gross Expenses	6,022	95	1,421
Less: Reimbursement from Manager - Class A	16	N/A	N/A
Less: Reimbursement from Manager - Class C	8	N/A	N/A
Less: Reimbursement from Manager - Class P	15	N/A	N/A
Less: Reimbursement from Manager - Institutional	39	48	–
Total Net Expenses	5,944	47	1,421
Net Investment Income (Loss)	790	10	7,483

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	8,537	(138)	1,634
Foreign currency transactions	635	(5)	(68)
Futures contracts	(6,387)	–	1,506
Options and swaptions	3,471	–	–
Short sales	(5,668)	–	–
Swap agreements	(1,331)	–	–
Change in unrealized appreciation/depreciation of:
Investments	30,338	(8)	102,056
Futures contracts	(1,225)	–	(486)
Options and swaptions	(1,096)	–	–
Short sales	(14,050)	–	–
Swap agreements	56	–	–
Translation of assets and liabilities in foreign currencies	2,233	3	(26)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	15,513	(148)	104,616
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,303	$(138)	$112,099

(a)	Period from December 28, 2012, date operations commenced, through February 28, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2013 (unaudited)

	Preferred Securities Fund	Small-MidCap Dividend Income Fund

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$2,533	$–
Dividends	65,976	8,094
Withholding tax	(288)	(141)
Interest	82,675	10
Total Income	150,896	7,963
Expenses:
Management and investment advisory fees	17,021	1,311
Distribution fees - Class A	1,509	34
Distribution fees - Class C	4,680	8
Distribution fees - Class J	75	N/A
Distribution fees - R-1	3	N/A
Distribution fees - R-2	2	N/A
Distribution fees - R-3	4	N/A
Administrative service fees - R-1	3	N/A
Administrative service fees - R-2	1	N/A
Administrative service fees - R-3	1	N/A
Registration fees - Class A	48	10
Registration fees - Class C	29	7
Registration fees - Class J	10	N/A
Registration fees - Class P	68	9
Registration fees - Institutional	67	24
Service fees - R-1	2	N/A
Service fees - R-2	1	N/A
Service fees - R-3	4	N/A
Service fees - R-4	1	N/A
Service fees - R-5	5	N/A
Shareholder meeting expense - Institutional	4	–
Shareholder reports - Class A	42	2
Shareholder reports - Class C	37	–
Shareholder reports - Class J	4	N/A
Shareholder reports - Class P	58	1
Shareholder reports - Institutional	51	–
Transfer agent fees - Class A	426	16
Transfer agent fees - Class C	373	1
Transfer agent fees - Class J	31	N/A
Transfer agent fees - Class P	365	3
Transfer agent fees - Institutional	253	1
Custodian fees	13	3
Directors' expenses	41	3
Professional fees	12	9
Other expenses	29	1
Total Gross Expenses	25,273	1,443
Less: Reimbursement from Manager - Class C	–	5
Less: Reimbursement from Manager - Class P	–	5
Less: Reimbursement from Distributor - Class J	33	N/A
Total Net Expenses	25,240	1,433
Net Investment Income (Loss)	125,656	6,530

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	57,663	555
Change in unrealized appreciation/depreciation of:
Investments	111,292	33,427
Investments in affiliated Funds	1,616	–
Translation of assets and liabilities in foreign currencies	–	(1)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	170,571	33,981
Net Increase (Decrease) in Net Assets Resulting from Operations	$296,227	$40,511

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands		Blue Chip Fund

		Period Ended February 28, 2013	Period Ended August 31, 2012(a)

Operations
Net investment income (loss)		$31	$10
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		26	4
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		528	307
	Net Increase (Decrease) in Net Assets Resulting from Operations	585	321

Dividends and Distributions to Shareholders
From net investment income		(32)	–
From net realized gain on investments		(7)	–
	Total Dividends and Distributions	(39)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions		–	5,000
	Total increase (decrease) in net assets	546	5,321

Net Assets
Beginning of period		5,321	–
End of period (including undistributed net investment income as set forth below)		$5,867	$5,321
Undistributed (overdistributed) net investment income (loss)		$9	$10

Institutional
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Net Increase (Decrease)	$–
Shares:
Net Increase (Decrease)	–

Period Ended August 31, 2012(a)
Dollars:
Sold	$5,000
Net Increase (Decrease)	$5,000
Shares:
Sold	500
Net Increase (Decrease)	500

Distributions:
Period Ended February 28, 2013
From net investment
income	$(32)
From net realized gain on
investments	(7)
Total Dividends and
Distributions	$(39)

Period Ended August 31, 2012(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands										Bond Market Index Fund

										Period Ended February 28, 2013	Year Ended August 31, 2012

Operations
Net investment income (loss)										$13,048	$28,142
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements										2,504	29,590
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies										(16,667)	20,235
		Net Increase (Decrease) in Net Assets Resulting from Operations								(1,115)	77,967

Dividends and Distributions to Shareholders
From net investment income										(34,750)	(27,359)
From net realized gain on investments										(766)	–
					Total Dividends and Distributions					(35,516)	(27,359)

Capital Share Transactions
Net increase (decrease) in capital share transactions										143,748	556,197
				Total increase (decrease) in net assets						107,117	606,805

Net Assets
Beginning of period										1,629,840	1,023,035
End of period (including undistributed net investment income as set forth below)										$1,736,957	$1,629,840
Undistributed (overdistributed) net investment income (loss)										$797	$22,499

Class J		Institutional	R-1	R-2	R-3		R-4		R-5
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Sold	$2,436	$203,951	$308	$533	$3,567		$2,096		$6,801
Reinvested	479	34,095	28	65	213		132		502
Redeemed	(5,076)	(100,141)	(562)	(1,041)	(1,537)		(520)		(2,581)
Net Increase (Decrease)	$(2,161)	$137,905	$(226)	$(443)	$2,243		$1,708		$4,722
Shares:
Sold	219	18,384	28	48	322		188		609
Reinvested	44	3,087	2	6	19		12		45
Redeemed	(460)	(9,001)	(51)	(94)	(139)		(47)		(233)
Net Increase (Decrease)	(197)	12,470	(21)	(40)	202		153		421
Year Ended August 31, 2012
Dollars:
Sold	$7,865	$1,196,195	$1,244	$2,071	$6,809		$2,949		$14,102
Reinvested	608	26,011	32	74	130		163		341
Redeemed	(7,959)	(682,161)	(617)	(946)	(2,810)		(2,981)		(4,923)
Net Increase (Decrease)	$514	$540,045	$659	$1,199	$4,129		$131		$9,520
Shares:
Sold	719	109,072	114	189	620		269		1,280
Reinvested	57	2,406	3	7	12		15		32
Redeemed	(729)	(61,697)	(57)	(86)	(256)		(274)		(447)
Net Increase (Decrease)	47	49,781	60	110	376		10		865

Distributions:
Period Ended February 28, 2013
From net investment
income	$(466)	$(33,368)	$(27)	$(63)	$(207	) $	(129	) $	(490)
From net realized gain on
investments	(15)	(727)	(1)	(2)	(6)		(3)		(12)
Total Dividends and Distributions $	(481)	$(34,095)	$(28)	$(65)	$(213	) $	(132	) $	(502)
Year Ended August 31, 2012
From net investment
income	$(608)	$(26,011)	$(32)	$(74)	$(130	) $	(163	) $	(341)
From net realized gain on
investments	–	–	–	–	–		–		–
Total Dividends and Distributions $	(608)	$(26,011)	$(32)	$(74)	$(130	) $	(163	) $	(341)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					Diversified Real Asset Fund

					Period Ended February 28, 2013	Year Ended August 31, 2012

Operations
Net investment income (loss)					$7,974	$11,285
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements					20,581	30,266
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies					14,637	16,577
		Net Increase (Decrease) in Net Assets Resulting from Operations			43,192	58,128

Dividends and Distributions to Shareholders
From net investment income					(16,722)	(3,221)
From net realized gain on investments					(34,473)	(22,093)
				Total Dividends and Distributions	(51,195)	(25,314)

Capital Share Transactions
Net increase (decrease) in capital share transactions					261,555	557,738
				Total increase (decrease) in net assets	253,552	590,552

Net Assets
Beginning of period					1,302,605	712,053
End of period (including undistributed net investment income as set forth below)					$1,556,157	$1,302,605
Undistributed (overdistributed) net investment income (loss)					$4,443	$13,191

	Class A	Class C	Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Sold	$42,390	$10,126	$17,329	$239,540
Reinvested	8,323	989	990	39,084
Redeemed	(32,975)	(5,498)	(10,086)	(48,657)
Net Increase (Decrease)	$17,738	$5,617	$8,233	$229,967
Shares:
Sold	3,555	856	1,448	19,958
Reinvested	713	86	84	3,325
Redeemed	(2,767)	(467)	(844)	(4,060)
Net Increase (Decrease)	1,501	475	688	19,223
Year Ended August 31, 2012
Dollars:
Sold	$181,189	$13,834	$25,222	$433,735
Reinvested	4,333	701	460	18,836
Redeemed	(36,168)	(10,455)	(16,841)	(57,108)
Net Increase (Decrease)	$149,354	$4,080	$8,841	$395,463
Shares:
Sold	15,774	1,211	2,196	37,889
Reinvested	394	65	42	1,702
Redeemed	(3,149)	(918)	(1,470)	(4,954)
Net Increase (Decrease)	13,019	358	768	34,637

Distributions:
Period Ended February 28, 2013
From net investment
income	$(2,421)	$(117)	$(502)	$(13,682)
From net realized gain on
investments	(6,249)	(1,143)	(1,088)	(25,993)
Total Dividends and
Distributions	$(8,670)	$(1,260)	$(1,590)	$(39,675)
Year Ended August 31, 2012
From net investment
income	$(408)	$–	$(108)	$(2,705)
From net realized gain on
investments	(4,238)	(928)	(731)	(16,196)
Total Dividends and
Distributions	$(4,646)	$(928)	$(839)	$(18,901)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							Global Multi-Strategy Fund

							Period Ended February 28, 2013	Period Ended August 31, 2012(a)

Operations
Net investment income (loss)							$790	$(999)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							(743)	1,654
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							16,256	12,452
			Net Increase (Decrease) in Net Assets Resulting from Operations				16,303	13,107

Dividends and Distributions to Shareholders
From net realized gain on investments							(6,899)	–
						Total Dividends and Distributions	(6,899)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions							54,458	472,908
						Total increase (decrease) in net assets	63,862	486,015

Net Assets
Beginning of period							486,015	–
End of period (including undistributed net investment income as set forth below)							$549,877	$486,015
Undistributed (overdistributed) net investment income (loss)							$420	$(370)

	Class A		Class C		Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Sold	$23,161		$4,261		$9,762	$29,778
Reinvested	167		22		18	6,663
Redeemed	(3,756)		(276)		(367)	(14,975)
Net Increase (Decrease)	$19,572		$4,007		$9,413	$21,466
Shares:
Sold	2,216		408		931	2,841
Reinvested	16		2		2	642
Redeemed	(360)		(26)		(35)	(1,430)
Net Increase (Decrease)	1,872		384		898	2,053

Period Ended August 31, 2012(a)
Dollars:
Sold	$10,510		$1,526		$884	$497,969
Redeemed	(2,146)		–		(183)	(35,652)
Net Increase (Decrease)	$8,364		$1,526		$701	$462,317
Shares:
Sold	1,031		148		86	49,393
Redeemed	(211)		–		(18)	(3,478)
Net Increase (Decrease)	820		148		68	45,915

Distributions:
Period Ended February 28, 2013
From net investment
income	$–	$	– $		– $	–
From net realized gain on
investments	(171)		(43)		(20)	(6,665)
Total Dividends and Distributions $	(171)		$(43	) $	(20)	$(6,665)

Period Ended August 31, 2012(a)
From net investment
income	$–	$	– $		– $	–
From net realized gain on
investments	–		–		–	–
Total Dividends and Distributions $	–	$	– $		– $	–

(a)	Period from October 24, 2011, date operations commenced, through August 31, 2012.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS PRINCIPAL FUNDS, INC. (unaudited)

		Global Opportunities Fund

Amounts in thousands
		Period Ended February 28, 2013 (a)

Operations
Net investment income (loss)		$10
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements		(143)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies		(5)
	Net Increase (Decrease) in Net Assets Resulting from Operations	(138)

Capital Share Transactions
Net increase (decrease) in capital share transactions		101,164
	Total increase (decrease) in net assets	101,026

Net Assets
Beginning of period		–
End of period (including undistributed net investment income as set forth below)		$101,026
Undistributed (overdistributed) net investment income (loss)		$10

	Institutional
Capital Share Transactions:
Period Ended February 28, 2013(a)
Dollars:
Sold	$101,164
Net Increase (Decrease)	$101,164
Shares:
Sold	9,655
Net Increase (Decrease)	9,655

Distributions:
Period Ended February 28, 2013(a)
From net investment
income	$–
From net realized gain on
investments	–
Total Dividends and
Distributions	$–

(a)	Period from December 28, 2012, date operations commenced, through February 28, 2013.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands							International Equity Index Fund

							Period Ended February 28, 2013	Year Ended August 31, 2012

Operations
Net investment income (loss)							$7,483	$21,376
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements							3,072	(7,827)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies							101,544	(5,994)
		Net Increase (Decrease) in Net Assets Resulting from Operations					112,099	7,555

Dividends and Distributions to Shareholders
From net investment income							(26,316)	(14,273)
From net realized gain on investments							–	(622)
					Total Dividends and Distributions		(26,316)	(14,895)

Capital Share Transactions
Net increase (decrease) in capital share transactions							3,404	271,573
				Total increase (decrease) in net assets			89,187	264,233

Net Assets
Beginning of period							807,934	543,701
End of period (including undistributed net investment income as set forth below)							$897,121	$807,934
Undistributed (overdistributed) net investment income (loss)							$(2,687)	$16,146

Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Sold	$78,086	$20	$169	$2,060	$1,463	$7,664
Reinvested	25,536	2	7	104	126	541
Redeemed	(110,532)	(4)	(37)	(278)	(495)	(1,028)
Net Increase (Decrease)	$(6,910)	$18	$139	$1,886	$1,094	$7,177
Shares:
Sold	7,686	2	17	203	141	760
Reinvested	2,506	–	1	10	13	53
Redeemed	(10,695)	–	(4)	(28)	(49)	(101)
Net Increase (Decrease)	(503)	2	14	185	105	712
Year Ended August 31, 2012
Dollars:
Sold	$306,287	$52	$206	$2,251	$2,694	$10,609
Reinvested	14,636	1	–	23	137	98
Redeemed	(61,267)	(3)	(61)	(279)	(2,431)	(1,380)
Net Increase (Decrease)	$259,656	$50	$145	$1,995	$400	$9,327
Shares:
Sold	33,156	5	22	241	297	1,128
Reinvested	1,653	–	–	3	15	11
Redeemed	(6,572)	–	(6)	(30)	(263)	(151)
Net Increase (Decrease)	28,237	5	16	214	49	988

Distributions:
Period Ended February 28, 2013
From net investment income $	(25,536)	$(2)	$(7)	$(104)	$(126)	$(541)
From net realized gain on
investments	–	–	–	–	–	–
Total Dividends and Distributions $	(25,536)	$(2)	$(7)	$(104)	$(126)	$(541)
Year Ended August 31, 2012
From net investment income $	(14,025)	$(1)	$–	$(22)	$(131)	$(94)
From net realized gain on
investments	(611)	–	–	(1)	(6)	(4)
Total Dividends and Distributions $	(14,636)	$(1)	$–	$(23)	$(137)	$(98)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Preferred Securities Fund

								Period Ended February 28, 2013		Year Ended August 31, 2012

Operations
Net investment income (loss)								$125,656				$218,510
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								57,663				81,144
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								112,908				141,066
		Net Increase (Decrease) in Net Assets Resulting from Operations						296,227				440,720

Dividends and Distributions to Shareholders
From net investment income								(139,881)				(214,028)
From net realized gain on investments								(28,016)				(11,597)
					Total Dividends and Distributions			(167,897)				(225,625)

Capital Share Transactions
Net increase (decrease) in capital share transactions								499,812				968,967
				Total increase (decrease) in net assets				628,142				1,184,062

Net Assets
Beginning of period								4,557,561				3,373,499
End of period (including undistributed net investment income as set forth below)								$5,185,703				$4,557,561
Undistributed (overdistributed) net investment income (loss)								$	(6,304)			$7,921

	Class A	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4		R-5
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Sold	$316,038	$135,668	$7,389	$291,438	$458,924	$372	$636	$1,308	$335		$3,213
Reinvested	36,082	17,587	1,128	9,384	41,246	55	27	102	31		132
Redeemed	(286,977)	(86,030)	(4,857)	(162,853)	(275,656)	(413)	(656)	(2,788)	(8)		(1,045)
Net Increase (Decrease)	$65,143	$67,225	$3,660	$137,969	$224,514	$14	$7	$(1,378)	$358		$2,300
Shares:
Sold	29,895	12,847	711	27,693	43,578	35	62	125	33		305
Reinvested	3,420	1,668	109	894	3,928	5	2	10	3		13
Redeemed	(27,115)	(8,135)	(467)	(15,468)	(26,208)	(39)	(63)	(268)	(1)		(100)
Net Increase (Decrease)	6,200	6,380	353	13,119	21,298	1	1	(133)	35		218
Year Ended August 31, 2012
Dollars:
Sold	$585,101	$268,756	$6,690	$555,558	$817,921	$698	$412	$1,139	$141		$1,688
Reinvested	44,459	22,509	1,641	9,821	68,825	84	43	240	47		116
Redeemed	(340,187)	(117,782)	(7,313)	(211,675)	(736,648)	(513)	(164)	(1,158)	(436)		(1,046)
Net Increase (Decrease)	$289,373	$173,483	$1,018	$353,704	$150,098	$269	$291	$221	$(248	) $	758
Shares:
Sold	58,959	27,162	684	56,178	82,671	71	41	116	14		172
Reinvested	4,525	2,296	170	1,003	7,063	9	5	25	5		12
Redeemed	(34,787)	(12,004)	(767)	(21,619)	(75,012)	(52)	(17)	(117)	(45)		(107)
Net Increase (Decrease)	28,697	17,454	87	35,562	14,722	28	29	24	(26)		77

Distributions:
Period Ended February 28, 2013
From net investment
income	$(34,496)	$(23,252)	$(935)	$(24,214)	$(56,696)	$(45)	$(27)	$(84)	$(25)		$(107)
From net realized gain on
investments	(6,912)	(5,414)	(196)	(4,724)	(10,704)	(10)	(5)	(20)	(6)		(25)
Total Dividends and Distributions $	(41,408)	$(28,666)	$(1,131)	$(28,938)	$(67,400)	$(55)	$(32)	$(104)	$(31	) $	(132)
Year Ended August 31, 2012
From net investment
income	$(50,735)	$(37,479)	$(1,550)	$(30,171)	$(93,589)	$(79)	$(43)	$(226)	$(45)		$(111)
From net realized gain on
investments	(2,702)	(2,395)	(91)	(1,290)	(5,090)	(5)	(3)	(14)	(2)		(5)
Total Dividends and Distributions $	(53,437)	$(39,874)	$(1,641)	$(31,461)	$(98,679)	$(84)	$(46)	$(240)	$(47)		$(116)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Small-MidCap Dividend Income Fund

								Period Ended February 28, 2013	Year Ended August 31, 2012

Operations
Net investment income (loss)								$6,530	$10,124
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								555	299
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								33,426	30,444
			Net Increase (Decrease) in Net Assets Resulting from Operations					40,511	40,867

Dividends and Distributions to Shareholders
From net investment income								(5,959)	(10,407)
From net realized gain on investments								(933)	–
							Total Dividends and Distributions	(6,892)	(10,407)

Capital Share Transactions
Net increase (decrease) in capital share transactions								41,240	55,358
							Total increase (decrease) in net assets	74,859	85,818

Net Assets
Beginning of period								302,443	216,625
End of period (including undistributed net investment income as set forth below)								$377,302	$302,443
Undistributed (overdistributed) net investment income (loss)								$2,024	$1,453

	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Sold	$27,701		$3,045		$6,824		$4,886
Reinvested	499		28		165		6,166
Redeemed	(2,336)		(25)		(896)		(4,817)
Net Increase (Decrease)	$25,864		$3,048		$6,093		$6,235
Shares:
Sold	2,536		280		617		449
Reinvested	47		3		15		576
Redeemed	(215)		(2)		(80)		(445)
Net Increase (Decrease)	2,368		281		552		580
Year Ended August 31, 2012
Dollars:
Sold	$13,635		$188		$7,125		$31,964
Reinvested	311		–		85		9,992
Redeemed	(1,889)		–		(2,319)		(3,734)
Net Increase (Decrease)	$12,057		$188		$4,891		$38,222
Shares:
Sold	1,353		18		714		3,155
Reinvested	32		–		8		1,042
Redeemed	(190)		–		(234)		(361)
Net Increase (Decrease)	1,195		18		488		3,836

Distributions:
Period Ended February 28, 2013
From net investment
income	$(439	) $	(23	) $	(143	) $	(5,354)
From net realized gain on
investments	(84)		(6)		(24)		(819)
Total Dividends and Distributions $	(523)		$(29)		$(167)		$(6,173)
Year Ended August 31, 2012
From net investment
income	$(328)		$–		$(85)		$(9,994)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(328)		$–		$(85)		$(9,994)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class A, Class C and Class P shares is provided separately.

Effective October 24, 2011, the initial purchases of $10,000 of Class A, Class P and Institutional classes of shares of Global Multi-Strategy Fund were made by Principal Management Corporation (the “Manager”).

Effective June 14, 2012, the initial purchases of $10,000 of Class C shares of Global Multi-Strategy Fund and Small-MidCap Dividend Income Fund, were made by the Manager.

Effective June 14, 2012, the initial purchase of $5,000,000 of Institutional class shares of Blue Chip Fund was made by Principal Financial Services, Inc.

Effective December 28, 2012, the initial purchase of $5,000,000 of Institutional class shares of Global Opportunities Fund was made by Principal Financial Services, Inc.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the fund:

International		Small-MidCap		Global
Equity Index Fund		Dividend Income Fund		Opportunities Fund
Euro	27.4%	Canadian Dollar	7.0%	Japanese Yen	11.9%
British Pound	21.3			Euro	6.7
Japanese Yen	20.0
Australian Dollar	9.1
Swiss Franc	8.9

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February, 28 2013, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Recent Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11 Disclosures about Offsetting Assets and Liabilities to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended February 28, 2013, International Equity Index Fund and Preferred Securities Fund each borrowed from the Facility. Bond Market Index Fund and Diversified Real Asset Fund each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended February 28, 2013, Bond Market Index Fund, Diversified Real Asset Fund ,Global Multi-Strategy Fund, International Equity Index Fund, and Preferred Securities Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statement of operations.

Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of February 28, 2013 are included in the schedules of investments.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

Options Contracts. During the period Global Mulit-Strategy Fund and Diversified Real Asset Fund wrote call and put options on swaps, securities, indices and currencies it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 28, 2013, were as follows:

Diversified Real Asset Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	—	$—
Options written	106	30,000	407
Options expired	—	—	—
Options closed	(12)	—	(9)
Options exercised	—	—	—
Balance at end of period	94	30,000	398

Global Multi-Strategy Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	989	11,100	$4,097
Options written	2,000,857	34,900	2,106
Options expired	(510)	(11,500)	(1,635)
Options closed	(420)	—	(2,015)
Options exercised	(58)	(3,100)	(18)
Balance at end of period	2,000,858	31,400	2,535

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2013 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total return swaps and equity basket swaps involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component during the period of the swap.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of February 28, 2013, counterparties had pledged collateral for swap agreements of $1,000,030 for the Global Multi-Strategy Fund.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

Derivatives not accounted for	Asset Derivatives February 28, 2013 Statement of Assets and Liabilities Location		Fair Value	Liability Derivatives February 28, 2013 Statement of Assets and Liabilities Location	Fair Value
as hedging instruments
Diversified Real Asset Fund
Foreign exchange contracts	Receivables		$523	Payables	$284
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$945* Payables, Net Assets Consist of Net unrealized		$486	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	1,468		$770
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$240	Payables, Net Assets Consist of Net unrealized	$543
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$3,957* Payables, Net Assets Consist of Net unrealized		$7,253	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$5,751	Payables	$3,303
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$522* Payables, Net Assets Consist of Net unrealized		$855	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $ 10,470			$11,954
International Equity Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$30* Payables, Net Assets Consist of Net unrealized		$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Derivatives not accounted for
as hedging instruments
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(267)	$99
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investments,	$265	$271
	Futures contracts, Options and swaptions,
	and Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contracts, Options and swaptions,
	and Swap agreements
	Total	$(2)	$370

Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Investment	$(1,294)	$78
	transactions, Options and swaptions and
	Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(8,241)	$26
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$623	$2,210
	transactions and Foreign currency
	transactions/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(176)	$(274)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(9,088)	$2,040

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2013 (unaudited)

3. Operating Policies (Continued)

	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Derivatives not accounted for
as hedging instruments
International Equity Index Fund
Equity contracts	Net realized gain (loss) from Futures	$1,506	$(486)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by International Equity Index Fund and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended February 28, 2013.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

4. Fair Valuation (Continued)

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant purchases, sales, or transfers into or out of Level 3. In addition, at the end of the period, there were no funds that had a significant Level 3 balance. The table below includes transfers from Level 1 to Level 2 at
February 28, 2013 because of movement from exchange close prices received to bid prices received for preferred securities:

Global Multi-Strategy Fund	$49,814
Preferred Securities Fund	$12,942,984

Below are transfers from Level 2 to Level 1 at February 28, 2013 because of movement from bid prices received to exchange close prices received for preferred securities:

Global Multi-Strategy Fund	$770,160
Preferred Securities Fund	$61,402,045

The following is a summary of the inputs used as of February 28, 2013 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Blue Chip Fund
Common Stocks*		$5,866	$—	$—	$5,866
	Total investments in securities $	5,866	$—	$—	$5,866

Bond Market Index Fund
Bonds		$—	$557,413	$485	$557,898
Municipal Bonds		—	16,659	—	16,659
Repurchase Agreements		—	142,681	—	142,681
U.S. Government & Government Agency Obligations		—	1,132,784	—	1,132,784
	Total investments in securities $	—	$1,849,537	$485	$1,850,022

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

4. Fair Valuation (Continued)
Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Diversified Real Asset Fund
Bonds	$—	$126,834	$—	$126,834
Commodity Indexed Structured Notes	—	84,776	—	84,776
Common Stocks
Basic Materials	21,947	2,991	—	24,938
Communications	19,959	1,967	—	21,926
Consumer, Cyclical	—	1,384	—	1,384
Consumer, Non-cyclical	416	9,836	—	10,252
Diversified	—	1,635	—	1,635
Energy	343,165	3,575	—	346,740
Financial	63,917	40,209	—	104,126
Industrial	10,925	19,169	—	30,094
Utilities	41,073	49,779	—	90,852
Repurchase Agreements	—	60,908	—	60,908
Senior Floating Rate Interests	—	296,220	—	296,220
U.S. Government & Government Agency Obligations	—	352,828	—	352,828
Purchased Interest Rate Swaptions	—	461	—	461
Total investments in securities $	501,402	$1,052,572	$—	$1,553,974
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$289	$—	$289
Interest Rate Contracts**
Futures	$223	$—	$—	$223
Interest Rate Swaps	$—	$261	$—	$261
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(50)	$—	$(50)
Interest Rate Contracts**
Futures	$(84)	$—	$—	$(84)
Interest Rate Swaptions	$—	$(337)	$—	$(337)
Options	$(65)	$—	$—	$(65)

Global Multi-Strategy Fund
Bonds	$—	$125,988	$2,969	$128,957
Commercial Paper	—	298	—	298
Common Stocks
Basic Materials	13,235	4,113	—	17,348
Communications	27,713	2,320	—	30,033
Consumer, Cyclical	37,402	7,812	—	45,214
Consumer, Non-cyclical	46,349	8,761	—	55,110
Diversified	80	196	—	276
Energy	24,411	2,238	—	26,649
Financial	44,865	5,836	—	50,701
Industrial	33,208	11,843	—	45,051
Technology	26,262	1,352	—	27,614
Utilities	5,212	1,662	—	6,874
Convertible Bonds	—	37,966	564	38,530
Convertible Preferred Stocks
Basic Materials	227	—	—	227
Consumer, Cyclical	278	—	—	278
Financial	901	—	—	901
Utilities	211	—	—	211
Municipal Bonds	—	3,458	—	3,458
Preferred Stocks
Basic Materials	—	56	—	56
Communications	—	127	—	127
Consumer, Cyclical	—	50	—	50
Consumer, Non-cyclical	—	69	—	69
Energy	—	311	—	311
Financial	1,953	778	—	2,731
Utilities	—	18	—	18
Repurchase Agreements	—	9,402	—	9,402
Senior Floating Rate Interests	—	14,957	—	14,957
U.S. Government & Government Agency Obligations	—	51,499	—	51,499
Purchased Interest Rate Swaptions	—	3	—	3
Purchased Credit Default Swaptions	—	26	—	26
Purchased Options	3,158	56	—	3,214
Total investments in securities $	265,465	$291,195	$3,533	$560,193

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

4. Fair Valuation (Continued)
Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Global Multi-Strategy Fund (Continued)
Assets
Credit Contracts**
Credit Default Swaps	$—	$214	$—	$214
Equity Contracts**
Futures	$491	$—	$—	$491
Total Return Swaps	$—	$69	$—	$69
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$5,053	$—	$5,053
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$79	$—	$79
Futures	$138	$—	$—	$138
Interest Rate Swaps	$—	$272	$—	$272
Total Return Equity Basket Swaps	$—	$239	$—	$239
Total Return Swaps	$—	$30	$—	$30
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(525)	$—	$(525)
Credit Default Swaptions	$—	$(5)	$—	$(5)
Exchange Cleared Credit Default Swaps	$—	$(13)	$—	$(13)
Equity Contracts**
Futures	$(5,372)	$—	$—	$(5,372)
Options	$(1,863)	$—	$—	$(1,863)
Total Return Swaps	$—	$(18)	$—	$(18)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,645)	$—	$(2,645)
Options	$—	$(16)	$—	$(16)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(370)	$—	$(370)
Futures	$(53)	$—	$—	$(53)
Interest Rate Swaps	$—	$(104)	$—	$(104)
Interest Rate Swaptions	$—	$(90)	$—	$(90)
Total Return Swaps	$—	$(238)	$—	$(238)
Short Sales
Common Stocks
Basic Materials	$(4,992)	$(3,990)	$—	$(8,982)
Communications	(13,257)	(2,935)	—	(16,192)
Consumer, Cyclical	(20,857)	(4,275)	—	(25,132)
Consumer, Non-cyclical	(27,095)	(4,006)	—	(31,101)
Diversified	(494)	—	—	(494)
Energy	(11,210)	(943)	—	(12,153)
Exchange Traded Funds	(3,477)	—	—	(3,477)
Financial	(23,263)	(1,830)	—	(25,093)
Industrial	(14,764)	(8,715)	—	(23,479)
Technology	(18,214)	(1,981)	—	(20,195)
Utilities	(4,284)	(823)	—	(5,107)
Preferred Stocks
Consumer, Cyclical	$—	$(433)	$—	$(433)
U.S. Government & Government Agency Obligations	$—	$(34,480)	$—	$(34,480)

Global Opportunities Fund
Common Stocks
Basic Materials	$1,772	$2,248	$—	$4,020
Communications	7,977	2,048	—	10,025
Consumer, Cyclical	7,051	4,409	—	11,460
Consumer, Non-cyclical	13,515	7,870	—	21,385
Energy	2,632	3,499	—	6,131
Financial	11,826	9,626	—	21,452
Industrial	2,860	2,704	—	5,564
Technology	10,136	1,248	—	11,384
Utilities	902	3,748	—	4,650
Total investments in securities $	58,671	$37,400	$—	$96,071

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

4. Fair Valuation (Continued)
		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

International Equity Index Fund
Common Stocks
Basic Materials		$—	$75,089	$—	$75,089
Communications		—	58,264	—	58,264
Consumer, Cyclical		—	101,239	—	101,239
Consumer, Non-cyclical		—	198,387	—	198,387
Diversified		—	6,737	—	6,737
Energy		—	61,895	—	61,895
Exchange Traded Funds		15,418	—	—	15,418
Financial		—	216,017	—	216,017
Industrial		327	98,838	—	99,165
Technology		—	20,422	—	20,422
Utilities		—	31,229	—	31,229
Preferred Stocks
Communications		—	233	—	233
Consumer, Cyclical		—	3,629	—	3,629
Consumer, Non-cyclical		—	1,212	—	1,212
Utilities		—	108	—	108
Repurchase Agreements		—	5,448	—	5,448
	Total investments in securities $	15,745	$878,747	$—	$894,492
Assets
Equity Contracts**
Futures		$30	$—	$—	$30

Preferred Securities Fund
Bonds		$—	$2,720,759	$20,211	$2,740,970
Common Stocks*		2,404	—	—	2,404
Convertible Preferred Stocks
Financial		52,608	—	—	52,608
Preferred Stocks
Communications		112,199	71,039	—	183,238
Energy		2,720	—	—	2,720
Financial		1,576,254	212,490	—	1,788,744
Government		—	29,995	—	29,995
Industrial		27,842	—	—	27,842
Utilities		186,172	6,706	—	192,878
Repurchase Agreements		—	119,320	—	119,320
	Total investments in securities $	1,960,199	$3,160,309	$20,211	$5,140,719

Small-MidCap Dividend Income Fund
Common Stocks*		$358,243	$—	$—	$358,243
Convertible Preferred Stocks*		1,854	—	—	1,854
Repurchase Agreements		—	20,633	—	20,633
	Total investments in securities $	360,097	$20,633	$—	$380,730

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures, Foreign Currency Contracts, and Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds (in millions)
	First	Next	Next	Over $ 1.5
	$500	$500	$500	billion
Blue Chip Fund	.70%	.68%	.66%	.65%
Diversified Real Asset Fund	.85	.83	.81	.80
Global Multi-Strategy Fund	1.60	1.58	1.56	1.55
Global Opportunities Fund	.85	.83	.81	.80
Small-MidCap Dividend Income Fund	.80	.78	.76	.75

		Net Assets of Funds (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

		All Net Assets
Bond Market Index Fund		.25%
International Equity Index Fund		.25

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class J, Class P and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2012 through February 28, 2013
	Class A	Class C	Institutional		Expiration
Blue Chip Fund	N/A	N/A	.75%		December 31, 2013
Diversified Real Asset Fund	1.25%	2.00%	.95	**	December 31, 2013
Global Multi-Strategy Fund	2.00	2.75	1.65		December 31, 2013
Global Opportunities Fund	N/A	N/A	.95	*	December 31, 2014
Small-MidCap Dividend Income Fund	1.40	2.15	N/A		December 31, 2013

*Period from December 28, 2012 through February 28, 2013. Expiration is December 31, 2014.

**Expired December 31, 2012.

			Period from September 1, 2012 through February 28, 2013
	Institutional		R-1	R-2	R-3	R-4	R-5	Expiration
Bond Market Index Fund	.30	%*	1.18%	1.05%	.87%	.68%	.56%	December 31, 2013
International Equity Index Fund	.40	*	1.28	1.15	.97	.78	.66	December 31, 2013

*Expired December 31, 2012.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

	Period from September 1, 2012 through February 28, 2013
	Class P	Expiration
Diversified Real Asset Fund	.20%	December 31, 2013
Global Multi-Strategy Fund	.20	December 31, 2013
Preferred Securities Fund	.20	December 31, 2013
Small-MidCap Dividend Income Fund	.20	December 31, 2013

The Manager has voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class shares of Preferred Securities Fund. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed .76%. The expense limit may be terminated at any time.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares. The contractual limit expires on December 31, 2013.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund and Preferred Securities Fund, and 5.50% for Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended February 28, 2013, were as follows (in thousands):

	Class A	Class C	Class J
Bond Market Index Fund	N/A	N/A	$2
Diversified Real Asset Fund	$36	$4	N/A
Global Multi-Strategy Fund	17	—	N/A
Preferred Securities Fund	400	61	2
Small-MidCap Divided Income Fund	36	—	N/A

Affiliated Ownership. At February 28, 2013, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class C	Class P	Institutional	R-1	R-2
Blue Chip Fund	N/A	N/A	500	N/A	N/A
Bond Market Index Fund	N/A	N/A	30,545	—	—
Diversified Real Asset Fund	—	—	28,676	N/A	N/A
Global Multi-Strategy Fund	1	1	—	N/A	N/A
International Equity Index Fund	N/A	N/A	11,309	1	1
Preferred Securities Fund	—	—	7,853	—	—
Small-MidCap Dividend Income Fund	1	—	—	N/A	N/A

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $191,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2013.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

6. Investment Transactions

For the period ended February 28, 2013, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales	Covers on Securities Sold Short	Securities Sold Short

Blue Chip Fund	$208	$200	$—	$—
Bond Market Index Fund	505,288	460,251	3,932	3,931
Diversified Real Asset Fund	612,524	339,645	—	—
Global Multi-Strategy Fund	312,212	285,094	296,358	303,745
Global Opportunities Fund	107,773	11,557	—	—
International Equity Index Fund	136,077	147,673	—	—
Preferred Securities Fund	1,164,182	571,427	—	—
Small-MidCap Dividend Income Fund	61,446	27,802	—	—

For the period ended February 28, 2013, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales	Covers on Securities Sold Short	Securities Sold Short

Bond Market Index Fund	$366,512	$300,417	$2,177	$2,202
Diversified Real Asset Fund	203,359	284,810	—	—
Global Multi-Strategy Fund	105,961	88,285	9,017	10,272

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2013, and August 31, 2012 were as follows (amounts in thousands):

	Ordinary Income			Long-Term Capital Gain

	2013		2012	2013	2012	*
Blue Chip Fund	$39	$	— $	— $	—
Bond Market Index Fund	34,750		27,359	766	—
Diversified Real Asset Fund	17,647		9,919	33,548	15,395
Global Multi-Strategy Fund	6,899		—	—	—
International Equity Index Fund	26,316		14,668	—	228
Preferred Securities Fund	139,881		214,028	28,016	11,597
Small-MidCap Dividend Income Fund	5,959		10,407	933	—

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2012, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

Blue Chip Fund	$14	$—
Bond Market Index Fund	22,499	756
Diversified Real Asset Fund	7,828	33,554
Global Multi-Strategy Fund	4,442	—
International Equity Index Fund	18,240	—
Preferred Securities Fund	7,652	23,989
Small-MidCap Dividend Income Fund	678	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2012, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
					Annual Limitations*
	2015	2016	2017	Total
Bond Market Index Fund	$914	$6,304	$1,805	$9,023	$1,805
Preferred Securities Fund	—	—	55,754	55,754	61,132

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

As of August 31, 2012, Bond Market Index Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund utilized $3,245,000, $57,363,000 and $1,017,000 of capital loss carryforward, respectively.

Capital losses generated during the fiscal year ending August 31, 2012 are subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of December 22, 2010, net capital losses will be carried forward with no expiration and with the character of the loss retained. Capital losses generated in 2011 and future years must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2012, the Funds had approximate late-year losses as follows (amounts in thousands):

International Equity Index Fund	$5,295
Small-MidCap Dividend Income Fund	710

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2012, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments	Paid in Capital

Bond Market Index Fund	$4,985	$(24,487)	$19,502
Diversified Real Asset Fund	(424)	112	312
Global Multi-Strategy Fund	629	(629)	—
International Equity Index Fund	(168)	168	—
Preferred Securities Fund	806	(806)	—
Small-MidCap Dividend Income Fund	20	(20)	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At February 28, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost for federal income tax purposes

Blue Chip Fund	$883	$(48)	$835	$5,031
Bond Market Index Fund	44,075	(3,151)	40,924	1,809,098
Diversified Real Asset Fund	95,938	(23,816)	72,122	1,481,862
Global Multi-Strategy Fund	51,608	(7,780)	43,828	516,365
Global Opportunities Fund	1,490	(1,497)	(7)	96,078
International Equity Index Fund	140,299	(57,194)	83,105	811,387
Preferred Securities Fund	548,356	(8,042)	540,314	4,595,240
Small-MidCap Dividend Income Fund	59,521	(9,907)	49,614	331,116

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Blue Chip Fund
February 28, 2013 (unaudited)

COMMON STOCKS - 99.98%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 1.62%				Holding Companies - Diversified - 1.74%
Philip Morris International Inc	1,039	$95		Leucadia National Corp	3,800		$102
Banks - 4.06%				Insurance - 10.07%
US Bancorp	1,101	37		Aon PLC	970		59
Wells Fargo & Co	5,723	201		Berkshire Hathaway Inc - Class B (a)	2,887		295
		$238		Brown & Brown Inc	1,146		35
				Loews Corp	2,720		117
Beverages - 9.58%				Markel Corp (a)	87		42
Anheuser-Busch InBev NV ADR	1,113	105		Progressive Corp/The	1,752		43
Coca-Cola Co/The	2,559	99					$591
Crimson Wine Group Ltd (a)	380	3
Diageo PLC ADR	982	118		Internet - 5.73%
PepsiCo Inc	979	74		Google Inc (a)	285		229
Pernod-Ricard SA ADR	4,680	122		Liberty Interactive Corp (a)	2,726		57
SABMiller PLC ADR	820	41		Liberty Ventures (a)	184		13
		$562		VeriSign Inc (a)	808		37
Building Materials - 0.80%							$336
Martin Marietta Materials Inc	484	47		Lodging - 0.89%
				Wynn Resorts Ltd	447		52
Chemicals - 2.96%
Airgas Inc	407	41		Media - 0.72%
Praxair Inc	1,179	133		Discovery Communications Inc - C Shares (a)	650		42
		$174
Commercial Services - 4.02%				Oil & Gas - 2.52%
ADT Corp/The	727	35		EOG Resources Inc	239		30
Mastercard Inc	270	139		Exxon Mobil Corp	1,322		118
Moody's Corp	1,287	62					$148
		$236		Pharmaceuticals - 1.55%
Computers - 4.11%				Johnson & Johnson	1,192		91
Apple Inc	262	116
International Business Machines Corp	624	125		Pipelines - 4.14%
		$241		Kinder Morgan Inc/Delaware	4,620		171
Cosmetics & Personal Care - 0.44%				Kinder Morgan Inc/Delaware - Warrants (a)	1,000		5
Colgate-Palmolive Co	223	26		Williams Cos Inc/The	1,931		67
							$243
Distribution & Wholesale - 1.93%				Real Estate - 4.07%
Fastenal Co	1,093	56		Brookfield Asset Management Inc	5,227		198
WW Grainger Inc	252	57		CBRE Group Inc (a)	1,710		41
		$113					$239
Diversified Financial Services - 8.01%				Retail - 11.47%
American Express Co	1,852	115		AutoZone Inc (a)	116		44
BlackRock Inc	525	126		Burger King Worldwide Inc	2,610		48
Charles Schwab Corp/The	4,592	75		CarMax Inc (a)	2,001		77
LPL Financial Holdings Inc	1,030	32		McDonald's Corp	1,829		175
Visa Inc	772	122		O'Reilly Automotive Inc (a)	458		47
		$470		Starbucks Corp	3,379		185
				TJX Cos Inc	538		24
Electronics - 1.84%				Wal-Mart Stores Inc	593		42
Gentex Corp/MI	2,195	41		Yum! Brands Inc	475		31
Sensata Technologies Holding NV (a)	1,067	35
							$673
Tyco International Ltd	1,004	32
		$108		Semiconductors - 0.66%
				Microchip Technology Inc	1,061		39
Food - 7.79%
Mondelez International Inc	1,477	41
Nestle SA ADR	3,480	244		Software - 5.08%
Unilever NV - NY shares	4,430	172		Microsoft Corp	5,259		146
		$457		Oracle Corp	4,427		152
							$298
Healthcare - Products - 1.67%
Becton Dickinson and Co	490	43		Telecommunications - 0.94%
CR Bard Inc	224	22		Motorola Solutions Inc	888		55
IDEXX Laboratories Inc (a)	353	33
		$98
Healthcare - Services - 0.82%
Laboratory Corp of America Holdings (a)	542	48

See accompanying notes.

Schedule of Investments Blue Chip Fund February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Transportation - 0.75%
Expeditors International of Washington Inc	1,136	$44

TOTAL COMMON STOCKS		$5,866
Total Investments		$5,866
Other Assets in Excess of Liabilities, Net - 0.02%		$1
TOTAL NET ASSETS - 100.00%		$5,867

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27 .48%
Financial		26 .22%
Consumer, Cyclical		14 .29%
Technology		9 .85%
Communications		7 .37%
Energy		6.67%
Industrial		3 .39%
Basic Materials		2.97%
Diversified		1 .74%
Other Assets in Excess of Liabilities, Net		0 .02%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS- 32.12%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Advertising - 0.02%				Airlines (continued)
Omnicom Group Inc				UAL 2009-2A Pass Through Trust
4.45%, 08/15/2020	$372	$408		9.75%, 01/15/2017	$551		$634
							$1,559
Aerospace & Defense - 0.34%				Automobile Asset Backed Securities - 0.13%
Boeing Co/The				Ally Auto Receivables Trust 2012-4
3.75%, 11/20/2016	149	163		0.59%, 01/17/2017	500		501
5.88%, 02/15/2040	446	568		Ford Credit Auto Owner Trust
7.95%, 08/15/2024	400	580		1.35%, 12/15/2016(b)	371		376
Exelis Inc				Ford Credit Auto Owner Trust 2012-A
4.25%, 10/01/2016	372	398		1.15%, 06/15/2017	500		507
L-3 Communications Corp				Nissan Auto Receivables 2012-A Owner
4.95%, 02/15/2021	223	250		Trust
Lockheed Martin Corp				1.00%, 07/16/2018	500		505
3.35%, 09/15/2021	298	313		Santander Drive Auto Receivables Trust 2012-4
4.07%, 12/15/2042(a)	140	131
Northrop Grumman Corp				1.04%, 08/15/2016	400		403
3.50%, 03/15/2021	323	344					$2,292
Raytheon Co
3.13%, 10/15/2020	223	235		Automobile Manufacturers - 0.06%
4.88%, 10/15/2040	446	502		Daimler Finance North America LLC
United Technologies Corp				8.50%, 01/18/2031	298		461
1.20%, 06/01/2015	300	304		Ford Motor Co
3.10%, 06/01/2022	200	209		4.75%, 01/15/2043	200		190
4.50%, 04/15/2020	216	251		7.45%, 07/16/2031	300		384
4.50%, 06/01/2042	500	538					$1,035
4.88%, 05/01/2015	500	547		Automobile Parts & Equipment - 0.05%
5.38%, 12/15/2017	298	354		Johnson Controls Inc
5.70%, 04/15/2040	149	187		3.75%, 12/01/2021	223		236
6.13%, 07/15/2038	52	68		5.00%, 03/30/2020	186		211
		$5,942		5.25%, 12/01/2041	372		409
Agriculture - 0.33%							$856
Altria Group Inc				Banks- 5.04%
4.13%, 09/11/2015	104	112		Abbey National Treasury Services
4.75%, 05/05/2021	372	418		PLC/London
9.25%, 08/06/2019	558	777		2.88%, 04/25/2014	149		152
9.70%, 11/10/2018	223	311		American Express Centurion Bank
9.95%, 11/10/2038	220	366		0.88%, 11/13/2015	300		300
10.20%, 02/06/2039	30	51		Bank of America Corp
Archer-Daniels-Midland Co				1.25%, 01/11/2016	200		199
4.48%, 03/01/2021(b)	372	423
				1.50%, 10/09/2015	300		301
5.38%, 09/15/2035	149	170		2.00%, 01/11/2018	400		400
Bunge Ltd Finance Corp				3.30%, 01/11/2023	400		399
4.10%, 03/15/2016	223	239		3.63%, 03/17/2016	520		552
Lorillard Tobacco Co				3.70%, 09/01/2015	385		406
8.13%, 06/23/2019	104	133		4.50%, 04/01/2015	485		516
8.13%, 05/01/2040	75	101		4.75%, 08/01/2015	75		81
Philip Morris International Inc				5.42%, 03/15/2017	50		56
1.13%, 08/21/2017	200	199		5.63%, 07/01/2020	520		608
2.50%, 05/16/2016	372	392		5.65%, 05/01/2018	745		865
2.90%, 11/15/2021	149	154		5.70%, 01/24/2022	520		615
4.38%, 11/15/2041	149	151		5.88%, 02/07/2042	372		452
4.50%, 03/26/2020	379	436		6.00%, 09/01/2017	775		900
5.65%, 05/16/2018	75	90		6.50%, 08/01/2016	260		300
6.88%, 03/17/2014	780	833		7.38%, 05/15/2014	300		323
Reynolds American Inc				7.63%, 06/01/2019	300		383
7.63%, 06/01/2016	260	310		Bank of Montreal
		$5,666		2.50%, 01/11/2017	672		703
Airlines - 0.09%				Bank of New York Mellon Corp/The
American Airlines 2011-1 Class A Pass				0.70%, 10/23/2015	200		200
Through Trust				1.20%, 02/20/2015	520		527
5.25%, 07/31/2022(c)	451	485		3.55%, 09/23/2021	149		161
Continental Airlines 2010-1 Class A Pass				5.50%, 12/01/2017	93		108
Through Trust				Bank of Nova Scotia
4.75%, 01/12/2021	138	150		1.85%, 01/12/2015	149		153
Delta Air Lines 2007-1 Class A Pass Through				2.90%, 03/29/2016	598		632
Trust				Barclays Bank PLC
6.82%, 02/10/2024	256	290		2.75%, 02/23/2015	372		385
				5.00%, 09/22/2016	160		180

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Banks (continued)				Banks (continued)
Barclays Bank PLC (continued)				Goldman Sachs Group Inc/The	(continued)
5.13%, 01/08/2020	$500	$573		5.38%, 03/15/2020	$500	$575
5.14%, 10/14/2020	498	528		5.50%, 11/15/2014	743	797
6.75%, 05/22/2019	300	373		5.63%, 01/15/2017	818	920
BB&T Corp				5.75%, 01/24/2022	372	436
1.60%, 08/15/2017	400	405		6.00%, 05/01/2014	298	315
3.95%, 04/29/2016	86	94		6.13%, 02/15/2033	38	45
5.20%, 12/23/2015	275	306		6.15%, 04/01/2018	929	1,098
6.85%, 04/30/2019	52	67		6.25%, 02/01/2041	372	451
BBVA US Senior SAU				6.45%, 05/01/2036	149	163
4.66%, 10/09/2015	300	311		6.75%, 10/01/2037	557	632
BNP Paribas SA				HSBC Bank USA NA
3.25%, 03/11/2015	900	937		4.88%, 08/24/2020	250	282
5.00%, 01/15/2021	223	254		HSBC Bank USA NA/New York NY
Canadian Imperial Bank of				4.63%, 04/01/2014	743	774
Commerce/Canada				5.88%, 11/01/2034	250	294
2.35%, 12/11/2015	349	364		HSBC Holdings PLC
Capital One Financial Corp				4.00%, 03/30/2022	372	400
2.15%, 03/23/2015	446	456		5.10%, 04/05/2021	372	433
5.50%, 06/01/2015	149	163		6.10%, 01/14/2042	446	575
6.75%, 09/15/2017	223	271		6.50%, 05/02/2036	60	75
China Development Bank Corp				6.50%, 09/15/2037	350	439
5.00%, 10/15/2015	100	110		HSBC USA Inc
Citigroup Inc				2.38%, 02/13/2015	372	384
2.65%, 03/02/2015	372	382		Intesa Sanpaolo SpA
3.95%, 06/15/2016	743	799		3.13%, 01/15/2016	400	395
4.05%, 07/30/2022	300	311		JP Morgan Chase & Co
4.45%, 01/10/2017	446	492		1.13%, 02/26/2016	300	300
4.50%, 01/14/2022	446	496		1.88%, 03/20/2015	500	510
4.59%, 12/15/2015	185	201		2.60%, 01/15/2016	743	775
5.00%, 09/15/2014	1,000	1,052		3.20%, 01/25/2023	500	501
5.88%, 01/30/2042	372	453		3.45%, 03/01/2016	223	238
6.00%, 10/31/2033	145	160		3.70%, 01/20/2015	595	627
6.01%, 01/15/2015	67	73		4.40%, 07/22/2020	468	523
6.13%, 11/21/2017	372	440		4.50%, 01/24/2022	743	827
6.13%, 05/15/2018	500	598		4.63%, 05/10/2021	743	839
6.13%, 08/25/2036	200	226		4.65%, 06/01/2014	966	1,014
6.38%, 08/12/2014	788	847		4.95%, 03/25/2020	168	193
6.63%, 06/15/2032	363	428		5.13%, 09/15/2014	260	276
6.88%, 03/05/2038	75	100		5.25%, 05/01/2015	257	280
8.13%, 07/15/2039	372	552		5.40%, 01/06/2042	298	351
8.50%, 05/22/2019	372	499		5.60%, 07/15/2041	446	538
Commonwealth Bank of Australia/New York				6.30%, 04/23/2019	600	735
NY				6.40%, 05/15/2038	300	393
1.25%, 09/18/2015	500	504		JP Morgan Chase Bank NA
Cooperatieve Centrale Raiffeisen-				6.00%, 10/01/2017	410	485
Boerenleenbank BA/Netherlands				KeyBank NA/Cleveland OH
3.38%, 01/19/2017	572	616		5.80%, 07/01/2014	750	800
3.88%, 02/08/2022	672	714		KeyCorp
4.50%, 01/11/2021	149	166		3.75%, 08/13/2015	531	568
Credit Suisse/New York NY				5.10%, 03/24/2021	298	346
3.50%, 03/23/2015	300	317		KFW
5.40%, 01/14/2020	300	337		0.63%, 04/24/2015	1,115	1,121
5.50%, 05/01/2014	591	625		1.25%, 02/15/2017	743	757
Deutsche Bank AG/London				2.63%, 03/03/2015	743	776
3.45%, 03/30/2015	227	239		2.63%, 02/16/2016	743	788
3.88%, 08/18/2014	743	776		2.63%, 01/25/2022	743	778
6.00%, 09/01/2017	416	497		2.75%, 10/21/2014	409	425
Discover Bank/Greenwood DE				2.75%, 09/08/2020	500	537
7.00%, 04/15/2020	100	124		3.50%, 03/10/2014	372	384
Export-Import Bank of Korea				4.00%, 01/27/2020	283	328
5.00%, 04/11/2022	400	464		4.13%, 10/15/2014	966	1,024
5.88%, 01/14/2015	439	478		4.38%, 03/15/2018	575	669
Fifth Third Bancorp				4.50%, 07/16/2018	298	350
5.45%, 01/15/2017	149	168		4.88%, 06/17/2019	818	990
Goldman Sachs Group Inc/The				5.13%, 03/14/2016	223	253
1.60%, 11/23/2015	900	908		Korea Development Bank/The
3.63%, 02/07/2016	743	790		4.00%, 09/09/2016	400	437
5.25%, 07/27/2021	298	339

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Banks (continued)				Banks (continued)
Landwirtschaftliche Rentenbank				US Bancorp (continued)
3.13%, 07/15/2015	$298	$317		4.13%, 05/24/2021	$223	$250
5.00%, 11/08/2016	298	344		4.20%, 05/15/2014	300	314
Lloyds TSB Bank PLC				Wachovia Bank NA
4.88%, 01/21/2016	520	573		6.00%, 11/15/2017	600	721
6.38%, 01/21/2021	149	185		6.60%, 01/15/2038	550	736
Mellon Funding Corp				Wachovia Corp
5.00%, 12/01/2014	223	239		5.25%, 08/01/2014	149	158
Morgan Stanley				5.75%, 02/01/2018	520	621
1.75%, 02/25/2016	300	301		Wells Fargo & Co
3.75%, 02/25/2023	300	303		3.45%, 02/13/2023	300	304
3.80%, 04/29/2016	372	395		3.50%, 03/08/2022	520	548
4.10%, 01/26/2015	600	629		3.63%, 04/15/2015	777	825
4.20%, 11/20/2014	150	157		3.68%, 06/15/2016(b)	223	242
4.75%, 04/01/2014	565	584		3.75%, 10/01/2014	446	468
5.45%, 01/09/2017	200	224		4.60%, 04/01/2021	298	340
5.50%, 01/26/2020	160	182		Westpac Banking Corp
5.55%, 04/27/2017	200	226		3.00%, 08/04/2015	390	410
5.63%, 09/23/2019	639	739		3.00%, 12/09/2015	223	237
5.75%, 01/25/2021	300	348		4.20%, 02/27/2015	312	334
6.00%, 05/13/2014	632	668		4.88%, 11/19/2019	75	88
6.00%, 04/28/2015	476	520				$87,559
6.25%, 08/28/2017	795	922
6.63%, 04/01/2018	220	262		Beverages - 0.53%
7.25%, 04/01/2032	45	58		Anheuser-Busch Cos LLC
7.30%, 05/13/2019	530	657		5.50%, 01/15/2018	260	311
National Australia Bank Ltd/New York				Anheuser-Busch InBev Finance Inc
1.60%, 08/07/2015	200	204		0.80%, 01/15/2016	200	200
2.00%, 03/09/2015	750	770		2.63%, 01/17/2023	200	198
Oesterreichische Kontrollbank AG				Anheuser-Busch InBev Worldwide Inc
2.00%, 06/03/2016	700	728		0.80%, 07/15/2015	500	501
PNC Funding Corp				3.75%, 07/15/2042	200	189
2.70%, 09/19/2016	372	393		4.13%, 01/15/2015	45	48
3.63%, 02/08/2015	386	408		5.00%, 04/15/2020	112	132
4.38%, 08/11/2020	149	169		5.38%, 11/15/2014	446	481
5.13%, 02/08/2020	75	88		5.38%, 01/15/2020	197	238
5.63%, 02/01/2017	298	343		6.38%, 01/15/2040	149	201
6.70%, 06/10/2019	75	95		6.88%, 11/15/2019	149	194
Royal Bank of Canada				7.75%, 01/15/2019	372	492
2.63%, 12/15/2015	149	157		8.20%, 01/15/2039	149	239
2.88%, 04/19/2016	149	158		Beam Inc
Royal Bank of Scotland Group PLC				5.38%, 01/15/2016	8	9
2.55%, 09/18/2015	500	515		Bottling Group LLC
6.40%, 10/21/2019	60	72		6.95%, 03/15/2014	400	426
Royal Bank of Scotland PLC/The				Coca-Cola Co/The
5.63%, 08/24/2020	483	566		0.75%, 03/13/2015	298	300
State Street Corp				1.50%, 11/15/2015	223	229
5.38%, 04/30/2017	54	63		1.80%, 09/01/2016	223	231
Sumitomo Mitsui Banking Corp				3.15%, 11/15/2020	372	402
1.35%, 07/18/2015	300	304		Coca-Cola Enterprises Inc
3.20%, 07/18/2022	200	202		2.13%, 09/15/2015	200	206
SunTrust Bank/Atlanta GA				3.50%, 09/15/2020	200	211
5.00%, 09/01/2015	14	15		Diageo Capital PLC
SunTrust Banks Inc				4.83%, 07/15/2020	149	174
3.60%, 04/15/2016	298	319		Diageo Finance BV
Toronto-Dominion Bank/The				3.25%, 01/15/2015	119	125
1.38%, 07/14/2014	149	151		Diageo Investment Corp
2.38%, 10/19/2016	520	545		2.88%, 05/11/2022	400	405
UBS AG/Stamford CT				Dr Pepper Snapple Group Inc
3.88%, 01/15/2015	520	553		2.60%, 01/15/2019	223	232
4.88%, 08/04/2020	342	396		PepsiAmericas Inc
5.88%, 12/20/2017	432	517		4.88%, 01/15/2015	75	81
Union Bank NA				PepsiCo Inc
5.95%, 05/11/2016	300	339		0.70%, 08/13/2015	300	301
US Bancorp				2.50%, 05/10/2016	149	157
1.65%, 05/15/2017	595	606		2.75%, 03/05/2022	372	378
2.45%, 07/27/2015	298	312		3.10%, 01/15/2015	67	70
2.95%, 07/15/2022	300	299		3.13%, 11/01/2020	372	396
3.00%, 03/15/2022	372	384		4.50%, 01/15/2020	149	171
				4.88%, 11/01/2040	372	422

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Beverages (continued)				Commercial Services (continued)
PepsiCo Inc (continued)				Yale University
5.50%, 01/15/2040	$149	$182		2.90%, 10/15/2014	$75		$78
7.90%, 11/01/2018	460	615					$683
		$9,147		Computers - 0.36%
Biotechnology - 0.16%				Affiliated Computer Services Inc
Amgen Inc				5.20%, 06/01/2015	149		160
1.88%, 11/15/2014	223	228		Computer Sciences Corp
4.10%, 06/15/2021	520	574		6.50%, 03/15/2018	298		343
5.15%, 11/15/2041	223	244		Dell Inc
5.70%, 02/01/2019	38	46		5.63%, 04/15/2014	75		79
5.75%, 03/15/2040	75	87		7.10%, 04/15/2028	149		151
5.85%, 06/01/2017	231	273		Hewlett-Packard Co
6.40%, 02/01/2039	38	48		2.13%, 09/13/2015	223		225
6.90%, 06/01/2038	260	348		2.60%, 09/15/2017	446		447
Celgene Corp				3.00%, 09/15/2016	372		382
2.45%, 10/15/2015	149	154		4.65%, 12/09/2021	520		534
Genentech Inc				6.00%, 09/15/2041	446		453
4.75%, 07/15/2015	483	527		6.13%, 03/01/2014	788		828
Gilead Sciences Inc				International Business Machines Corp
4.40%, 12/01/2021	223	251		0.55%, 02/06/2015	672		673
		$2,780		2.00%, 01/05/2016	200		207
				5.60%, 11/30/2039	268		338
Chemicals - 0.35%				5.70%, 09/14/2017	520		623
Airgas Inc				6.22%, 08/01/2027	149		199
2.38%, 02/15/2020	300	302		7.63%, 10/15/2018	400		530
2.95%, 06/15/2016	223	236					$6,172
Dow Chemical Co/The
2.50%, 02/15/2016	223	232		Consumer Products - 0.07%
4.13%, 11/15/2021	149	161		Avery Dennison Corp
4.38%, 11/15/2042	300	287		5.38%, 04/15/2020	75		82
5.90%, 02/15/2015	145	159		Clorox Co/The
7.60%, 05/15/2014	97	105		3.80%, 11/15/2021	372		399
8.55%, 05/15/2019	419	566		Kimberly-Clark Corp
9.40%, 05/15/2039	149	236		2.40%, 03/01/2022	743		746
Eastman Chemical Co				7.50%, 11/01/2018	52		69
3.00%, 12/15/2015	149	156					$1,296
4.50%, 01/15/2021	149	165
Ecolab Inc				Cosmetics & Personal Care - 0.14%
4.35%, 12/08/2021	298	331		Colgate-Palmolive Co
5.50%, 12/08/2041	223	261		2.95%, 11/01/2020	446		475
EI du Pont de Nemours & Co				Procter & Gamble Co/The
1.75%, 03/25/2014	223	226		0.70%, 08/15/2014	149		150
2.75%, 04/01/2016	223	236		2.30%, 02/06/2022	1,189		1,195
2.80%, 02/15/2023	400	405		4.70%, 02/15/2019	223		263
3.25%, 01/15/2015	223	235		4.85%, 12/15/2015	75		84
4.15%, 02/15/2043	300	309		5.55%, 03/05/2037	149		192
4.25%, 04/01/2021	223	253					$2,359
4.63%, 01/15/2020	75	87		Credit Card Asset Backed Securities - 0.15%
Potash Corp of Saskatchewan Inc				Capital One Multi-Asset Execution Trust
4.88%, 03/30/2020	149	171		5.75%, 07/15/2020	1,374		1,660
5.25%, 05/15/2014	75	79		Citibank Credit Card Issuance Trust
PPG Industries Inc				4.90%, 12/12/2016	500		539
3.60%, 11/15/2020	249	266		5.30%, 03/15/2018	300		342
Praxair Inc							$2,541
2.20%, 08/15/2022	500	485
5.38%, 11/01/2016	149	172		Distribution & Wholesale - 0.05%
Sherwin-Williams Co/The				Arrow Electronics Inc
3.13%, 12/15/2014	34	35		3.00%, 03/01/2018	500		502
		$6,156		4.50%, 03/01/2023	400		400
							$902
Commercial Services - 0.04%
ADT Corp/The				Diversified Financial Services - 1.85%
3.50%, 07/15/2022(a)	300	294		American Express Co
Board of Trustees of The Leland Stanford				4.05%, 12/03/2042(a)	101		98
Junior University/The				6.15%, 08/28/2017	372		446
3.63%, 05/01/2014	223	231		7.00%, 03/19/2018	528		661
Western Union Co/The				American Express Credit Corp
5.25%, 04/01/2020	75	80		2.80%, 09/19/2016	743		786
				5.13%, 08/25/2014	743		792

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Diversified Financial Services (continued)				Diversified Financial Services (continued)
Aon Corp				Merrill Lynch & Co Inc
5.00%, 09/30/2020	$372	$425		5.30%, 09/30/2015	$75	$82
Bear Stearns Cos LLC/The				5.45%, 07/15/2014	75	79
5.55%, 01/22/2017	149	170		5.70%, 05/02/2017	200	226
6.40%, 10/02/2017	371	447		6.05%, 05/16/2016	416	464
7.25%, 02/01/2018	541	674		6.11%, 01/29/2037	200	228
BlackRock Inc				6.88%, 04/25/2018	595	721
3.50%, 12/10/2014	112	118		7.75%, 05/14/2038	350	473
5.00%, 12/10/2019	75	89		Murray Street Investment Trust I
Boeing Capital Corp				4.65%, 03/09/2017(b)	743	814
4.70%, 10/27/2019	97	114		NASDAQ OMX Group Inc/The
Capital One Bank USA NA				4.00%, 01/15/2015	149	155
3.38%, 02/15/2023	300	302		National Rural Utilities Cooperative Finance
8.80%, 07/15/2019	600	823		Corp
Caterpillar Financial Services Corp				3.05%, 02/15/2022	298	311
1.63%, 06/01/2017	300	305		3.88%, 09/16/2015	372	403
2.65%, 04/01/2016	223	236		10.38%, 11/01/2018	52	76
2.85%, 06/01/2022	200	204		Nomura Holdings Inc
7.15%, 02/15/2019	327	424		4.13%, 01/19/2016	446	474
Countrywide Financial Corp				6.70%, 03/04/2020	376	446
6.25%, 05/15/2016	164	183		ORIX Corp
Discover Financial Services				4.71%, 04/27/2015	350	375
3.85%, 11/21/2022(a)	250	256		Private Export Funding Corp
Ford Motor Credit Co LLC				3.05%, 10/15/2014	75	78
2.75%, 05/15/2015	600	613		3.55%, 04/15/2013	75	75
3.00%, 06/12/2017	400	410		SLM Corp
3.98%, 06/15/2016	500	529		6.25%, 01/25/2016	520	563
4.25%, 02/03/2017	300	321		8.00%, 03/25/2020	375	434
4.25%, 09/20/2022	300	309		8.45%, 06/15/2018	446	527
5.00%, 05/15/2018	300	331		Toyota Motor Credit Corp
5.88%, 08/02/2021	600	684		0.88%, 07/17/2015	500	504
8.70%, 10/01/2014	300	333		1.25%, 10/05/2017	600	601
Franklin Resources Inc				2.05%, 01/12/2017	223	231
3.13%, 05/20/2015	149	157		3.20%, 06/17/2015	112	119
General Electric Capital Corp				3.30%, 01/12/2022	223	236
2.15%, 01/09/2015	743	763				$32,108
2.30%, 04/27/2017	743	770
3.50%, 06/29/2015	223	237		Electric - 1.60%
3.75%, 11/14/2014	595	626		Ameren Illinois Co
4.63%, 01/07/2021	223	252		2.70%, 09/01/2022	500	498
5.30%, 02/11/2021	892	1,027		Appalachian Power Co
5.38%, 10/20/2016	446	508		6.70%, 08/15/2037	223	289
5.50%, 06/04/2014	149	158		7.00%, 04/01/2038	60	81
5.50%, 01/08/2020	475	564		Arizona Public Service Co
5.63%, 09/15/2017	446	525		4.50%, 04/01/2042	223	236
5.88%, 01/14/2038	769	903		Baltimore Gas & Electric Co
6.00%, 08/07/2019	524	639		5.90%, 10/01/2016	201	234
6.15%, 08/07/2037	160	194		Commonwealth Edison Co
6.75%, 03/15/2032	434	556		4.00%, 08/01/2020	30	34
6.88%, 01/10/2039	580	765		5.80%, 03/15/2018	38	46
Goldman Sachs Capital I				Consolidated Edison Co of New York Inc
6.35%, 02/15/2034	156	163		4.20%, 03/15/2042	372	386
HSBC Finance Capital Trust IX				5.85%, 03/15/2036	149	189
5.91%, 11/30/2035	125	126		6.65%, 04/01/2019	149	190
HSBC Finance Corp				6.75%, 04/01/2038	75	106
5.50%, 01/19/2016	500	557		Constellation Energy Group Inc
6.68%, 01/15/2021	286	342		4.55%, 06/15/2015	45	48
Jefferies Group Inc				Consumers Energy Co
3.88%, 11/09/2015	298	311		5.50%, 08/15/2016	212	245
6.50%, 01/20/2043	300	314		Dominion Resources Inc/VA
6.88%, 04/15/2021	78	90		1.80%, 03/15/2014	223	226
8.50%, 07/15/2019	38	47		4.90%, 08/01/2041	223	248
John Deere Capital Corp				5.15%, 07/15/2015	149	164
0.88%, 04/17/2015	298	300		8.88%, 01/15/2019	775	1,058
1.20%, 10/10/2017	300	301		DTE Electric Co
1.40%, 03/15/2017	520	526		3.45%, 10/01/2020	15	16
2.25%, 06/07/2016	223	233		Duke Energy Carolinas LLC
2.75%, 03/15/2022	372	376		4.00%, 09/30/2042	300	301
				5.30%, 10/01/2015	446	500
				5.30%, 02/15/2040	38	46

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electric (continued)				Electric (continued)
Duke Energy Corp				Ohio Power Co
3.35%, 04/01/2015	$223	$234		6.00%, 06/01/2016	$237		$272
3.95%, 09/15/2014	19	20		Oncor Electric Delivery Co LLC
Duke Energy Indiana Inc				5.25%, 09/30/2040	149		166
3.75%, 07/15/2020	108	119		6.80%, 09/01/2018	506		627
4.20%, 03/15/2042	372	378		Pacific Gas & Electric Co
6.12%, 10/15/2035	223	258		3.50%, 10/01/2020	75		81
Duke Energy Ohio Inc				4.45%, 04/15/2042	298		317
5.45%, 04/01/2019	372	448		5.40%, 01/15/2040	372		446
Entergy Arkansas Inc				6.05%, 03/01/2034	298		382
3.75%, 02/15/2021	75	82		PacifiCorp
Entergy Corp				5.65%, 07/15/2018	205		251
4.70%, 01/15/2017	372	406		6.25%, 10/15/2037	268		359
5.13%, 09/15/2020	258	281		Peco Energy Co
Exelon Corp				2.38%, 09/15/2022	300		300
4.90%, 06/15/2015	112	121		PG&E Corp
Exelon Generation Co LLC				5.75%, 04/01/2014	298		314
5.20%, 10/01/2019	298	338		PPL Energy Supply LLC
6.25%, 10/01/2039	616	718		5.70%, 10/15/2035	134		147
FirstEnergy Corp				Progress Energy Inc
7.38%, 11/15/2031	372	442		3.15%, 04/01/2022	372		378
FirstEnergy Solutions Corp				7.75%, 03/01/2031	394		544
6.05%, 08/15/2021	45	54		PSEG Power LLC
6.80%, 08/15/2039	294	349		2.75%, 09/15/2016	223		232
Florida Power & Light Co				Public Service Co of New Mexico
5.13%, 06/01/2041	446	534		7.95%, 05/15/2018	446		538
5.63%, 04/01/2034	75	93		Public Service Electric & Gas Co
5.69%, 03/01/2040	142	183		3.50%, 08/15/2020	212		232
Florida Power Corp				3.65%, 09/01/2042	300		291
0.65%, 11/15/2015	200	200		Puget Sound Energy Inc
4.55%, 04/01/2020	223	256		4.43%, 11/15/2041	223		238
5.65%, 06/15/2018	372	448		5.80%, 03/15/2040	149		191
5.65%, 04/01/2040	75	92		San Diego Gas & Electric Co
6.40%, 06/15/2038	194	259		5.35%, 05/15/2040	246		310
Georgia Power Co				South Carolina Electric & Gas Co
3.00%, 04/15/2016	223	238		5.45%, 02/01/2041	223		272
4.25%, 12/01/2019	223	256		Southern California Edison Co
4.30%, 03/15/2042	572	590		4.05%, 03/15/2042	572		586
Great Plains Energy Inc				5.50%, 03/15/2040	298		374
4.85%, 06/01/2021	223	245		5.95%, 02/01/2038	223		290
Hydro-Quebec				Southwestern Electric Power Co
8.05%, 07/07/2024	298	435		6.20%, 03/15/2040	149		184
Iberdrola International BV				6.45%, 01/15/2019	75		92
6.75%, 07/15/2036	372	406		Toledo Edison Co/The
LG&E and KU Energy LLC				7.25%, 05/01/2020	223		287
3.75%, 11/15/2020	223	237		TransAlta Corp
Louisville Gas & Electric Co				6.50%, 03/15/2040	75		79
5.13%, 11/15/2040	149	178		Union Electric Co
MidAmerican Energy Holdings Co				6.40%, 06/15/2017	223		270
6.13%, 04/01/2036	454	570		Virginia Electric and Power Co
Mississippi Power Co				6.00%, 05/15/2037	223		291
4.25%, 03/15/2042	200	203		8.88%, 11/15/2038	30		51
Nevada Power Co				Xcel Energy Inc
5.45%, 05/15/2041	435	528		4.70%, 05/15/2020	300		352
6.50%, 05/15/2018	223	277					$27,764
7.13%, 03/15/2019	38	49
NextEra Energy Capital Holdings Inc				Electrical Components & Equipment - 0.02%
1.20%, 06/01/2015	500	504		Emerson Electric Co
4.50%, 06/01/2021	149	164		2.63%, 02/15/2023	280		282
Nisource Finance Corp				4.88%, 10/15/2019	75		89
3.85%, 02/15/2023	350	359					$371
5.25%, 09/15/2017	205	236		Electronics - 0.10%
5.25%, 02/15/2043	350	371		Agilent Technologies Inc
5.40%, 07/15/2014	138	146		6.50%, 11/01/2017	45		54
5.95%, 06/15/2041	75	85		Honeywell International Inc
6.40%, 03/15/2018	45	54		5.30%, 03/01/2018	372		444
Northern States Power Co/MN				5.38%, 03/01/2041	223		278
5.25%, 03/01/2018	119	143		5.70%, 03/15/2037	38		48
5.35%, 11/01/2039	238	292

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Electronics (continued)				Finance - Mortgage Loan/Banker (continued)
Jabil Circuit Inc				Fannie Mae (continued)
4.70%, 09/15/2022	$300	$303		6.00%, 04/18/2036	$149	$172
Koninklijke Philips Electronics NV				6.63%, 11/15/2030	298	444
5.00%, 03/15/2042	372	418		7.13%, 01/15/2030	576	885
5.75%, 03/11/2018	30	36		7.25%, 05/15/2030	520	814
Thermo Fisher Scientific Inc				Federal Home Loan Banks
4.70%, 05/01/2020	149	165		0.38%, 03/13/2015	1,000	1,001
		$1,746		0.50%, 02/24/2015	240	240
				0.50%, 11/20/2015	1,000	1,003
Environmental Control - 0.08%				0.55%, 11/13/2015	500	500
Republic Services Inc				1.00%, 06/21/2017	1,000	1,010
4.75%, 05/15/2023	149	169		1.38%, 05/28/2014	745	756
5.50%, 09/15/2019	301	358		2.38%, 03/14/2014	855	874
6.20%, 03/01/2040	171	213		2.75%, 12/12/2014	855	893
Waste Management Inc				2.75%, 03/13/2015	520	545
6.38%, 03/11/2015	223	247		2.88%, 06/12/2015	855	904
7.00%, 07/15/2028	45	61		4.50%, 02/18/2015	745	804
7.38%, 03/11/2019	223	283		4.75%, 12/16/2016	1,190	1,384
		$1,331		4.88%, 05/17/2017	930	1,089
Federal & Federally Sponsored Credit - 0.12%				5.00%, 11/17/2017	560	669
Federal Farm Credit Banks				5.25%, 06/18/2014	190	202
0.55%, 07/09/2015	250	251		5.38%, 05/18/2016	225	260
1.13%, 02/27/2014	1,000	1,009		5.50%, 08/13/2014	485	523
1.50%, 11/16/2015	743	765		5.50%, 07/15/2036	520	700
		$2,025		5.63%, 06/11/2021	450	584
				Freddie Mac
Finance - Mortgage Loan/Banker - 4.35%				0.42%, 06/19/2015	1,000	1,000
Fannie Mae				0.63%, 12/29/2014	743	748
0.00%, 06/01/2017(d)	446	429		0.75%, 11/25/2014	1,000	1,009
0.00%, 10/09/2019(d)	560	493		1.00%, 07/30/2014	743	751
0.38%, 03/16/2015	743	744		1.00%, 08/20/2014	743	751
0.50%, 11/21/2014	818	818		1.00%, 08/27/2014	372	376
0.50%, 05/27/2015	1,500	1,505		1.00%, 09/29/2017	1,000	1,009
0.50%, 07/02/2015	1,000	1,003		1.20%, 03/06/2017	595	600
0.50%, 09/28/2015	1,000	1,002		1.25%, 05/12/2017	743	759
0.50%, 11/27/2015	1,200	1,201		1.25%, 10/02/2019	1,500	1,489
0.63%, 10/30/2014	1,115	1,121		1.35%, 04/29/2014	743	753
0.63%, 09/04/2015	500	500		1.38%, 02/25/2014	372	376
0.75%, 12/19/2014	743	749		1.40%, 08/22/2019	1,000	998
0.88%, 08/28/2014	472	476		1.75%, 09/10/2015	186	192
0.88%, 12/20/2017	2,000	2,002		2.00%, 08/25/2016	1,000	1,050
0.95%, 08/23/2017	1,500	1,504		2.38%, 01/13/2022	1,743	1,811
1.00%, 08/29/2016	500	501		2.50%, 04/23/2014	1,149	1,179
1.01%, 02/14/2018	400	400		2.50%, 05/27/2016	520	553
1.07%, 09/27/2017	500	502		2.88%, 02/09/2015	1,372	1,440
1.13%, 06/27/2014	520	526		3.00%, 07/28/2014	1,000	1,038
1.15%, 02/28/2018	400	401		3.75%, 03/27/2019	1,598	1,837
1.25%, 02/27/2014	743	751		4.38%, 07/17/2015	149	163
1.25%, 09/28/2016	929	951		4.50%, 01/15/2015	186	201
1.25%, 01/30/2017	558	570		4.75%, 11/17/2015	186	208
1.25%, 01/30/2019	1,000	998		4.75%, 01/19/2016	669	753
1.38%, 11/15/2016	743	765		4.88%, 06/13/2018	613	735
1.50%, 04/17/2017	372	373		5.00%, 01/30/2014	186	194
1.63%, 10/26/2015	743	767		5.00%, 07/15/2014	558	594
2.38%, 07/28/2015	298	312		5.00%, 02/16/2017	298	349
2.38%, 04/11/2016	520	551		5.00%, 04/18/2017	743	872
2.50%, 05/15/2014	149	153		5.13%, 10/18/2016	250	291
2.63%, 11/20/2014	372	387		5.13%, 11/17/2017	520	623
2.75%, 02/05/2014	1,115	1,142		5.25%, 04/18/2016	520	598
2.75%, 03/13/2014	743	762		5.50%, 07/18/2016	929	1,084
3.00%, 09/16/2014	1,338	1,396		5.50%, 08/23/2017	669	808
4.13%, 04/15/2014	743	776		6.25%, 07/15/2032	669	971
4.38%, 10/15/2015	298	329		6.75%, 03/15/2031	223	336
4.63%, 10/15/2014	112	120				$75,554
5.00%, 03/15/2016	929	1,056
5.00%, 02/13/2017	986	1,155		Food- 0.49%
5.00%, 05/11/2017	186	219		Campbell Soup Co
5.25%, 09/15/2016	149	173		3.05%, 07/15/2017	372	399
5.38%, 06/12/2017	929	1,111		4.25%, 04/15/2021	149	165
5.63%, 07/15/2037	75	105

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Food (continued)				Healthcare - Products (continued)
ConAgra Foods Inc				Becton Dickinson and Co
1.30%, 01/25/2016	$400	$403		5.00%, 11/12/2040	$149		$171
2.10%, 03/15/2018	300	304		Boston Scientific Corp
3.25%, 09/15/2022	300	303		6.00%, 01/15/2020	149		174
4.65%, 01/25/2043	200	201		6.25%, 11/15/2015	149		168
5.88%, 04/15/2014	90	95		7.38%, 01/15/2040	149		202
Delhaize Group SA				Covidien International Finance SA
5.70%, 10/01/2040	298	290		6.00%, 10/15/2017	67		81
General Mills Inc				Medtronic Inc
3.15%, 12/15/2021	223	234		3.00%, 03/15/2015	372		389
HJ Heinz Finance Co				4.45%, 03/15/2020	298		341
6.75%, 03/15/2032	75	80		Stryker Corp
Kellogg Co				4.38%, 01/15/2020	75		85
4.00%, 12/15/2020	223	248					$2,414
Kraft Foods Group Inc
1.63%, 06/04/2015	200	203		Healthcare - Services - 0.30%
5.00%, 06/04/2042	600	655		Aetna Inc
5.38%, 02/10/2020	278	332		1.50%, 11/15/2017	200		201
6.50%, 02/09/2040	220	284		4.13%, 06/01/2021	298		327
6.88%, 01/26/2039	469	624		4.13%, 11/15/2042	200		192
Kroger Co/The				6.63%, 06/15/2036	15		19
3.40%, 04/15/2022	446	458		6.75%, 12/15/2037	38		51
4.95%, 01/15/2015	223	239		Cigna Corp
5.40%, 07/15/2040	75	81		2.75%, 11/15/2016	372		392
6.15%, 01/15/2020	38	46		5.38%, 02/15/2042	372		421
6.40%, 08/15/2017	52	62		Quest Diagnostics Inc
Mondelez International Inc				4.70%, 04/01/2021	298		327
4.13%, 02/09/2016	335	365		4.75%, 01/30/2020	12		13
5.38%, 02/10/2020	254	303		5.45%, 11/01/2015	52		58
6.50%, 08/11/2017	743	899		UnitedHealth Group Inc
6.50%, 02/09/2040	350	458		2.88%, 03/15/2022	520		525
Safeway Inc				4.70%, 02/15/2021	260		298
3.95%, 08/15/2020	93	95		6.50%, 06/15/2037	223		287
6.25%, 03/15/2014	364	382		6.88%, 02/15/2038	409		549
Unilever Capital Corp				WellPoint Inc
2.75%, 02/10/2016	300	316		3.30%, 01/15/2023	300		304
		$8,524		4.65%, 01/15/2043	200		202
				5.25%, 01/15/2016	97		108
Forest Products & Paper - 0.12%				5.80%, 08/15/2040	15		18
Georgia-Pacific LLC				6.38%, 06/15/2037	223		276
7.75%, 11/15/2029	149	203		7.00%, 02/15/2019	520		648
8.00%, 01/15/2024	372	519					$5,216
International Paper Co
7.30%, 11/15/2039	75	100		Home Furnishings - 0.01%
7.50%, 08/15/2021	394	514		Whirlpool Corp
9.38%, 05/15/2019	177	243		4.85%, 06/15/2021	223		245
MeadWestvaco Corp
7.38%, 09/01/2019	300	368		Insurance - 0.77%
Plum Creek Timberlands LP				ACE INA Holdings Inc
4.70%, 03/15/2021	149	163		5.88%, 06/15/2014	75		80
		$2,110		Aegon NV
				4.63%, 12/01/2015	67		73
Gas- 0.05%				Aflac Inc
Atmos Energy Corp
4.95%, 10/15/2014	149	159		3.45%, 08/15/2015	60		64
CenterPoint Energy Inc				6.45%, 08/15/2040	193		243
6.50%, 05/01/2018	223	272		8.50%, 05/15/2019	38		52
				Allstate Corp/The
National Grid PLC				5.20%, 01/15/2042	372		437
6.30%, 08/01/2016	119	138
Sempra Energy				6.13%, 12/15/2032	400		496
				6.75%, 05/15/2018	149		185
2.00%, 03/15/2014	298	302		7.45%, 05/16/2019	149		196
6.00%, 10/15/2039	38	47		American International Group Inc
		$918		3.00%, 03/20/2015	372		387
Healthcare - Products - 0.14%				4.88%, 06/01/2022	500		567
Baxter International Inc				5.60%, 10/18/2016	223		254
2.40%, 08/15/2022	300	293		5.85%, 01/16/2018	446		525
3.65%, 08/15/2042	300	281		6.25%, 03/15/2087	298		324
4.25%, 03/15/2020	149	168		6.40%, 12/15/2020	372		463
5.90%, 09/01/2016	52	61		8.25%, 08/15/2018	327		426

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Insurance (continued)				Internet (continued)
AXA SA				eBay Inc (continued)
8.60%, 12/15/2030	$112	$144		1.63%, 10/15/2015	$149		$153
Berkshire Hathaway Finance Corp				2.60%, 07/15/2022	200		199
4.25%, 01/15/2021	298	335		4.00%, 07/15/2042	200		185
5.75%, 01/15/2040	245	291		Expedia Inc
Berkshire Hathaway Inc				7.46%, 08/15/2018	372		443
1.90%, 01/31/2017	372	384		Google Inc
3.20%, 02/11/2015	227	239		1.25%, 05/19/2014	149		151
3.40%, 01/31/2022	595	625		2.13%, 05/19/2016	149		156
Chubb Corp/The				3.63%, 05/19/2021	149		165
6.50%, 05/15/2038	30	41					$2,448
CNA Financial Corp
5.75%, 08/15/2021	223	264		Iron & Steel - 0.12%
Fidelity National Financial Inc				Cliffs Natural Resources Inc
6.60%, 05/15/2017	149	169		4.88%, 04/01/2021	372		382
Genworth Financial Inc				Nucor Corp
7.70%, 06/15/2020	75	88		5.75%, 12/01/2017	38		45
Hartford Financial Services Group Inc				Vale Overseas Ltd
5.38%, 03/15/2017	223	254		5.63%, 09/15/2019	134		153
6.00%, 01/15/2019	52	61		6.25%, 01/23/2017	649		742
6.63%, 03/30/2040	75	96		6.88%, 11/21/2036	486		573
Lincoln National Corp				8.25%, 01/17/2034	112		148
7.00%, 06/15/2040	138	183					$2,043
8.75%, 07/01/2019	409	553		Lodging - 0.04%
Marsh & McLennan Cos Inc				Wyndham Worldwide Corp
5.75%, 09/15/2015	36	40		3.90%, 03/01/2023	400		402
MetLife Inc				7.38%, 03/01/2020	298		374
5.70%, 06/15/2035	186	218					$776
6.40%, 12/15/2066(b)	112	121
6.75%, 06/01/2016	743	877		Machinery - Construction & Mining - 0.04%
7.72%, 02/15/2019	75	98		Caterpillar Inc
PartnerRe Finance B LLC				0.95%, 06/26/2015	400		403
5.50%, 06/01/2020	75	85		3.80%, 08/15/2042	305		294
Progressive Corp/The							$697
3.75%, 08/23/2021	323	353		Machinery - Diversified - 0.05%
Protective Life Corp				Deere & Co
8.45%, 10/15/2039	149	199		4.38%, 10/16/2019	164		191
Prudential Financial Inc				Rockwell Automation Inc
4.50%, 11/16/2021	372	413		6.25%, 12/01/2037	149		196
4.75%, 09/17/2015	149	163		Roper Industries Inc
5.10%, 09/20/2014	82	87		1.85%, 11/15/2017	500		503
5.63%, 06/15/2043(b)	300	312
5.70%, 12/14/2036	75	86					$890
5.80%, 11/16/2041	149	174		Media- 1.18%
6.00%, 12/01/2017	223	266		CBS Corp
6.63%, 12/01/2037	45	57		1.95%, 07/01/2017	450		457
Transatlantic Holdings Inc				4.85%, 07/01/2042	500		492
5.75%, 12/14/2015	70	77		5.75%, 04/15/2020	190		223
Travelers Cos Inc/The				7.88%, 07/30/2030	227		305
6.25%, 06/15/2037	38	51		Comcast Corp
6.75%, 06/20/2036	149	206		3.13%, 07/15/2022	500		513
Unum Group				4.50%, 01/15/2043	200		206
7.13%, 09/30/2016	223	261		5.15%, 03/01/2020	506		597
Validus Holdings Ltd				5.90%, 03/15/2016	372		426
8.88%, 01/26/2040	149	200		6.30%, 11/15/2017	372		454
Willis Group Holdings PLC				6.40%, 03/01/2040	531		685
4.13%, 03/15/2016	372	395		6.45%, 03/15/2037	175		225
WR Berkley Corp				6.95%, 08/15/2037	416		564
6.25%, 02/15/2037	86	102		COX Communications Inc
XL Group PLC				5.45%, 12/15/2014	249		270
5.25%, 09/15/2014	38	40		5.50%, 10/01/2015	75		84
		$13,380		DIRECTV Holdings LLC / DIRECTV
				Financing Co Inc
Internet - 0.14%				3.55%, 03/15/2015	286		300
Amazon.com Inc				3.80%, 03/15/2022	298		299
0.65%, 11/27/2015	400	400		4.60%, 02/15/2021	494		530
1.20%, 11/29/2017	200	199		5.88%, 10/01/2019	164		194
2.50%, 11/29/2022	200	195		6.00%, 08/15/2040	472		492
eBay Inc
1.35%, 07/15/2017	200	202

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Media (continued)				Mining - 0.47%
Discovery Communications LLC				Alcoa Inc
3.70%, 06/01/2015	$93	$99		5.40%, 04/15/2021	$149		$157
5.05%, 06/01/2020	149	171		5.90%, 02/01/2027	149		156
5.63%, 08/15/2019	149	177		6.15%, 08/15/2020	38		42
6.35%, 06/01/2040	127	155		6.50%, 06/15/2018	483		547
Grupo Televisa SAB				AngloGold Ashanti Holdings PLC
6.00%, 05/15/2018	300	352		5.38%, 04/15/2020	12		13
Historic TW Inc				Barrick Gold Corp
6.88%, 06/15/2018	75	94		2.90%, 05/30/2016	223		234
McGraw-Hill Cos Inc/The				Barrick PD Australia Finance Pty Ltd
6.55%, 11/15/2037	149	158		4.95%, 01/15/2020	175		195
NBCUniversal Media LLC				5.95%, 10/15/2039	260		289
3.65%, 04/30/2015	376	399		BHP Billiton Finance USA Ltd
4.38%, 04/01/2021	249	280		1.13%, 11/21/2014	223		226
5.15%, 04/30/2020	220	261		1.63%, 02/24/2017	372		380
6.40%, 04/30/2040	349	449		3.25%, 11/21/2021	372		396
News America Inc				4.13%, 02/24/2042	372		383
5.65%, 08/15/2020	149	179		5.50%, 04/01/2014	743		783
6.15%, 02/15/2041	223	272		6.50%, 04/01/2019	67		85
6.20%, 12/15/2034	156	186		Freeport-McMoRan Copper & Gold Inc
6.40%, 12/15/2035	372	453		3.55%, 03/01/2022	298		296
6.90%, 03/01/2019	446	562		Newmont Mining Corp
Reed Elsevier Capital Inc				3.50%, 03/15/2022	298		302
3.13%, 10/15/2022(a)	16	15		5.13%, 10/01/2019	149		173
Thomson Reuters Corp				6.25%, 10/01/2039	341		405
5.70%, 10/01/2014	67	72		Rio Tinto Alcan Inc
5.85%, 04/15/2040	75	89		6.13%, 12/15/2033	223		285
Time Warner Cable Inc				Rio Tinto Finance USA Ltd
3.50%, 02/01/2015	75	79		3.75%, 09/20/2021	372		399
4.00%, 09/01/2021	520	552		6.50%, 07/15/2018	12		15
5.85%, 05/01/2017	149	173		7.13%, 07/15/2028	38		52
6.55%, 05/01/2037	149	172		8.95%, 05/01/2014	97		106
6.75%, 07/01/2018	151	185		9.00%, 05/01/2019	242		337
6.75%, 06/15/2039	223	267		Rio Tinto Finance USA PLC
7.30%, 07/01/2038	300	376		4.75%, 03/22/2042	672		734
8.25%, 04/01/2019	446	579		Southern Copper Corp
8.75%, 02/14/2019	142	188		5.38%, 04/16/2020	75		85
Time Warner Entertainment Co LP				6.75%, 04/16/2040	312		361
8.38%, 07/15/2033	275	386		Teck Resources Ltd
Time Warner Inc				3.00%, 03/01/2019	298		307
3.15%, 07/15/2015	231	243		6.25%, 07/15/2041	446		495
4.00%, 01/15/2022	520	560					$8,238
4.70%, 01/15/2021	234	263
4.88%, 03/15/2020	123	141		Miscellaneous Manufacturing - 0.25%
5.38%, 10/15/2041	372	401		3M Co
5.88%, 11/15/2016	520	606		1.38%, 09/29/2016	372		381
6.10%, 07/15/2040	127	149		5.70%, 03/15/2037	112		148
6.20%, 03/15/2040	149	176		Danaher Corp
6.50%, 11/15/2036	60	72		5.63%, 01/15/2018	372		444
7.63%, 04/15/2031	275	373		Dover Corp
Viacom Inc				5.38%, 03/01/2041	223		275
2.50%, 12/15/2016	298	311		Eaton Corp
				0.95%, 11/02/2015(a)	500		502
3.88%, 12/15/2021	372	399		1.50%, 11/02/2017(a)	300		301
4.25%, 09/15/2015	67	72		2.75%, 11/02/2022(a)	200		196
4.38%, 03/15/2043(a)	300	280
				4.15%, 11/02/2042(a)	100		97
6.88%, 04/30/2036	194	246
Walt Disney Co/The				GE Capital Trust I
0.45%, 12/01/2015	500	499		6.38%, 11/15/2067	45		48
1.35%, 08/16/2016	149	152		General Electric Co
2.75%, 08/16/2021	298	307		0.85%, 10/09/2015	200		201
3.70%, 12/01/2042	300	291		2.70%, 10/09/2022	400		399
7.00%, 03/01/2032	149	211		4.13%, 10/09/2042	400		400
		$20,448		5.25%, 12/06/2017	500		586
				Ingersoll-Rand Global Holding Co Ltd
Metal Fabrication & Hardware - 0.04%				9.50%, 04/15/2014	30		33
Precision Castparts Corp				Parker Hannifin Corp
0.70%, 12/20/2015	350	351		3.50%, 09/15/2022	223		240
1.25%, 01/15/2018	200	200		Textron Inc
2.50%, 01/15/2023	200	197		6.20%, 03/15/2015	26		28
		$748

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Miscellaneous Manufacturing (continued)				Mortgage Backed Securities (continued)
Tyco Electronics Group SA				JP Morgan Chase Commercial Mortgage
6.55%, 10/01/2017	$38	$46		Securities Corp
7.13%, 10/01/2037	41	53		4.88%, 01/15/2042	$394	$417
		$4,378		JP Morgan Chase Commercial Mortgage
				Securities Corp Series 2005-LDP2
Mortgage Backed Securities - 1.77%				4.74%, 07/15/2042	260	279
Banc of America Commercial Mortgage Trust				4.78%, 07/15/2042	223	238
2006-3				JP Morgan Chase Commercial Mortgage
5.89%, 07/10/2044	45	50		Securities Corp Series 2005-LDP5
Banc of America Commercial Mortgage Trust				5.23%, 12/15/2044	631	649
2006-5				JP Morgan Chase Commercial Mortgage
5.41%, 09/10/2047(b)	1,486	1,672
				Securities Trust 2006-CIBC17
Banc of America Commercial Mortgage Trust				5.43%, 12/12/2043	1,000	1,122
2007-2				JP Morgan Chase Commercial Mortgage
5.63%, 04/10/2049	56	57		Securities Trust 2006-LDP7
Banc of America Commercial Mortgage Trust				5.87%, 04/15/2045(b)	743	844
2008-1				JP Morgan Chase Commercial Mortgage
6.21%, 02/10/2051(b)	119	143
				Securities Trust 2006-LDP8
Banc of America Merrill Lynch Commercial				5.44%, 05/15/2045(b)	48	54
Mortgage Inc				JP Morgan Chase Commercial Mortgage
5.08%, 11/10/2042(b)	223	227
5.19%, 09/10/2047(b)	371	409		Securities Trust 2006-LDP9
				5.34%, 05/15/2047	988	1,115
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2004-PWR4				Securities Trust 2007-C1
5.47%, 06/11/2041	64	66		5.72%, 02/15/2051	20	23
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2006-PWR12				Securities Trust 2007-CIBC18
5.71%, 09/11/2038(b)	286	323
				5.45%, 06/12/2047	266	274
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2006-PWR13				Securities Trust 2007-LDP10
5.54%, 09/11/2041	371	421		5.42%, 01/15/2049	446	509
Bear Stearns Commercial Mortgage Securities				JP Morgan Chase Commercial Mortgage
Trust 2006-TOP24				Securities Trust 2011-C5
5.54%, 10/12/2041	561	640		4.17%, 08/15/2046	743	837
CD 2006-CD3 Mortgage Trust				LB Commercial Mortgage Trust 2007-C3
5.62%, 10/15/2048	238	269		5.89%, 07/15/2044(b)	182	212
Citigroup Commercial Mortgage Trust 2004-				LB-UBS Commercial Mortgage Trust 2004-
C2				C4
4.73%, 10/15/2041	568	597		5.54%, 06/15/2029(b)	446	470
Citigroup Commercial Mortgage Trust 2008-				LB-UBS Commercial Mortgage Trust 2005-
C7				C3
6.06%, 12/10/2049(b)	35	42
				4.79%, 07/15/2040(b)	743	801
COMM 2007-C9 Mortgage Trust				4.84%, 07/15/2040	520	549
5.80%, 12/10/2049(b)	371	436
				LB-UBS Commercial Mortgage Trust 2005-
Commercial Mortgage Loan Trust 2008-LS1				C5
6.01%, 12/10/2049(b)	256	301
				5.02%, 09/15/2040	409	443
Commercial Mortgage Pass Through				LB-UBS Commercial Mortgage Trust 2005-
Certificates				C7
4.84%, 10/15/2037(b)	149	156
				5.20%, 11/15/2030	371	405
Commercial Mortgage Pass-Through				LB-UBS Commercial Mortgage Trust 2006-
Certificates Series 2007-C4				C3
5.76%, 09/15/2039(b)	330	357
				5.66%, 03/15/2039	371	417
Commercial Mortgage Trust 2007-GG11				LB-UBS Commercial Mortgage Trust 2007-
5.74%, 12/10/2049	1,114	1,286		C6
Commercial Mortgage Trust 2007-GG9				5.86%, 07/15/2040(b)	126	146
5.44%, 03/10/2039(b)	628	715
				Merrill Lynch Mortgage Trust 2007-C1
Credit Suisse First Boston Mortgage Securities				5.85%, 06/12/2050(b)	223	258
Corp				Morgan Stanley Capital I Trust 2005-IQ9
4.83%, 11/15/2037	594	629		4.70%, 07/15/2056	984	1,044
5.01%, 02/15/2038	743	791		Morgan Stanley Capital I Trust 2006-HQ8
GE Capital Commercial Mortgage Corp				5.42%, 03/12/2044(b)	743	821
4.94%, 07/10/2045	54	57		Morgan Stanley Capital I Trust 2006-IQ11
5.31%, 11/10/2045(b)	74	82
				5.66%, 10/15/2042(b)	8	8
GS Mortgage Securities Trust 2007-GG10				Morgan Stanley Capital I Trust 2007-HQ12
5.79%, 08/10/2045(b)	164	172
				5.59%, 04/12/2049(b)	390	414
5.79%, 08/10/2045(b)	1,486	1,698
				5.59%, 04/12/2049(b)	802	896
GS Mortgage Securities Trust 2011-GC5				Morgan Stanley Capital I Trust 2007-IQ13
3.00%, 08/10/2044	1,000	1,061		5.36%, 03/15/2044(b)	290	331

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
Morgan Stanley Capital I Trust 2007-TOP25				Devon Energy Corp (continued)
5.51%, 11/12/2049	$743	$850		7.95%, 04/15/2032	$268	$372
UBS Commercial Mortgage Trust 2012-C1				Devon Financing Corp LLC
3.40%, 05/10/2045(b)	1,300	1,376		7.88%, 09/30/2031	372	517
Wachovia Bank Commercial Mortgage Trust				Encana Corp
Series 2005-C22				3.90%, 11/15/2021	500	528
5.30%, 12/15/2044(b)	371	409		5.90%, 12/01/2017	75	89
Wachovia Bank Commercial Mortgage Trust				6.50%, 02/01/2038	194	232
Series 2006-C23				Ensco PLC
5.42%, 01/15/2045	557	623		3.25%, 03/15/2016	149	158
Wachovia Bank Commercial Mortgage Trust				EOG Resources Inc
Series 2006-C27				2.63%, 03/15/2023	500	496
5.80%, 07/15/2045	858	958		4.40%, 06/01/2020	149	172
Wachovia Bank Commercial Mortgage Trust				EQT Corp
Series 2007-C34				6.50%, 04/01/2018	369	430
5.68%, 05/15/2046(b)	260	301		Hess Corp
		$30,750		5.60%, 02/15/2041	149	158
				7.30%, 08/15/2031	112	139
Office & Business Equipment - 0.07%				8.13%, 02/15/2019	75	97
Pitney Bowes Inc				Husky Energy Inc
5.75%, 09/15/2017	223	240		5.90%, 06/15/2014	75	80
Xerox Corp				Marathon Oil Corp
2.95%, 03/15/2017	446	457		5.90%, 03/15/2018	449	536
4.25%, 02/15/2015	142	149		6.60%, 10/01/2037	67	83
4.50%, 05/15/2021	149	158		Marathon Petroleum Corp
5.63%, 12/15/2019	64	73		3.50%, 03/01/2016	223	238
8.25%, 05/15/2014	82	89		5.13%, 03/01/2021	223	260
		$1,166		Nabors Industries Inc
Oil & Gas - 1.73%				9.25%, 01/15/2019	523	665
Alberta Energy Co Ltd				Nexen Inc
7.38%, 11/01/2031	223	277		6.40%, 05/15/2037	168	213
Anadarko Finance Co				7.50%, 07/30/2039	45	64
7.50%, 05/01/2031	223	294		Noble Energy Inc
Anadarko Petroleum Corp				6.00%, 03/01/2041	298	360
5.95%, 09/15/2016	517	594		Noble Holding International Ltd
6.20%, 03/15/2040	75	91		2.50%, 03/15/2017	372	382
6.38%, 09/15/2017	164	196		3.45%, 08/01/2015	75	79
6.45%, 09/15/2036	75	92		6.20%, 08/01/2040	75	85
Apache Corp				Occidental Petroleum Corp
3.63%, 02/01/2021	223	241		4.13%, 06/01/2016	223	246
4.75%, 04/15/2043	372	385		PC Financial Partnership
5.10%, 09/01/2040	268	291		5.00%, 11/15/2014	75	80
BP Capital Markets PLC				Pemex Project Funding Master Trust
1.85%, 05/05/2017	200	205		5.75%, 03/01/2018	409	471
3.13%, 10/01/2015	149	158		6.63%, 06/15/2035	104	125
3.20%, 03/11/2016	298	318		Petrobras International Finance Co - Pifco
3.25%, 05/06/2022	200	206		2.88%, 02/06/2015	572	582
3.88%, 03/10/2015	345	365		3.88%, 01/27/2016	323	338
4.74%, 03/11/2021	372	430		5.38%, 01/27/2021	595	650
4.75%, 03/10/2019	75	87		5.75%, 01/20/2020	402	446
Canadian Natural Resources Ltd				5.88%, 03/01/2018	223	250
5.70%, 05/15/2017	49	57		6.75%, 01/27/2041	223	257
6.25%, 03/15/2038	186	227		6.88%, 01/20/2040	75	87
Cenovus Energy Inc				7.88%, 03/15/2019	336	411
4.50%, 09/15/2014	123	130		Petro-Canada
5.70%, 10/15/2019	153	187		6.80%, 05/15/2038	38	50
6.75%, 11/15/2039	372	490		Petroleos Mexicanos
ConocoPhillips				4.88%, 03/15/2015	306	329
4.60%, 01/15/2015	743	799		4.88%, 01/24/2022	1,115	1,225
6.00%, 01/15/2020	272	341		5.50%, 01/21/2021	602	688
6.50%, 02/01/2039	491	675		5.50%, 06/27/2044(a)	200	205
ConocoPhillips Canada Funding Co I				5.50%, 06/27/2044	100	103
5.63%, 10/15/2016	223	260		8.00%, 05/03/2019	91	116
ConocoPhillips Holding Co				Phillips 66
6.95%, 04/15/2029	298	410		2.95%, 05/01/2017	372	394
Devon Energy Corp				4.30%, 04/01/2022	372	410
1.88%, 05/15/2017	298	301		5.88%, 05/01/2042	372	442
5.60%, 07/15/2041	175	194		Pioneer Natural Resources Co
6.30%, 01/15/2019	446	546		3.95%, 07/15/2022	300	313

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Pride International Inc				AbbVie Inc (continued)
6.88%, 08/15/2020	$223	$279		4.40%, 11/06/2042(a)	$400	$407
Rowan Cos Inc				Actavis Inc
5.00%, 09/01/2017	67	75		3.25%, 10/01/2022	200	202
Shell International Finance BV				5.00%, 08/15/2014	186	197
2.38%, 08/21/2022	200	198		6.13%, 08/15/2019	38	46
3.10%, 06/28/2015	461	488		AstraZeneca PLC
3.63%, 08/21/2042	200	194		5.90%, 09/15/2017	223	268
4.00%, 03/21/2014	223	231		6.45%, 09/15/2037	416	549
4.30%, 09/22/2019	149	173		Bristol-Myers Squibb Co
4.38%, 03/25/2020	75	87		0.88%, 08/01/2017	300	297
5.50%, 03/25/2040	75	94		3.25%, 08/01/2042	200	179
6.38%, 12/15/2038	127	176		5.88%, 11/15/2036	18	23
Statoil ASA				6.80%, 11/15/2026	75	104
3.15%, 01/23/2022	298	315		Cardinal Health Inc
5.10%, 08/17/2040	282	331		1.70%, 03/15/2018	400	403
5.25%, 04/15/2019	67	81		3.20%, 03/15/2023	300	305
Suncor Energy Inc				4.60%, 03/15/2043	200	205
6.10%, 06/01/2018	372	451		Eli Lilly & Co
6.50%, 06/15/2038	364	469		4.20%, 03/06/2014	75	78
6.85%, 06/01/2039	15	20		5.20%, 03/15/2017	476	553
Talisman Energy Inc				Express Scripts Holding Co
5.13%, 05/15/2015	26	28		3.13%, 05/15/2016	372	393
6.25%, 02/01/2038	442	495		4.75%, 11/15/2021	223	252
Total Capital International SA				6.13%, 11/15/2041	223	279
2.88%, 02/17/2022	372	385		6.25%, 06/15/2014	223	238
Total Capital SA				GlaxoSmithKline Capital Inc
3.00%, 06/24/2015	108	114		5.65%, 05/15/2018	298	362
4.25%, 12/15/2021	149	169		6.38%, 05/15/2038	238	323
Transocean Inc				GlaxoSmithKline Capital PLC
6.00%, 03/15/2018	446	511		0.75%, 05/08/2015	298	299
6.38%, 12/15/2021	223	263		2.85%, 05/08/2022	372	378
Valero Energy Corp				Johnson & Johnson
4.50%, 02/01/2015	23	25		2.95%, 09/01/2020	372	399
6.13%, 02/01/2020	112	136		4.95%, 05/15/2033	149	178
6.63%, 06/15/2037	101	124		5.55%, 08/15/2017	372	445
7.50%, 04/15/2032	45	58		Medco Health Solutions Inc
9.38%, 03/15/2019	372	511		7.13%, 03/15/2018	491	609
		$29,979		Merck & Co Inc
				2.25%, 01/15/2016	149	156
Oil & Gas Services - 0.14%				2.40%, 09/15/2022	400	395
Baker Hughes Inc				3.60%, 09/15/2042	200	192
5.13%, 09/15/2040	434	510		6.55%, 09/15/2037	253	352
7.50%, 11/15/2018	38	50		Merck Sharp & Dohme Corp
Cameron International Corp				5.00%, 06/30/2019	446	533
6.38%, 07/15/2018	446	541		Novartis Capital Corp
Halliburton Co				2.90%, 04/24/2015	223	234
3.25%, 11/15/2021	149	158		4.40%, 04/24/2020	223	257
4.50%, 11/15/2041	149	161		Novartis Securities Investment Ltd
7.45%, 09/15/2039	30	44		5.13%, 02/10/2019	186	222
Weatherford International Ltd/Bermuda				Pfizer Inc
5.13%, 09/15/2020	149	161		4.65%, 03/01/2018	149	173
6.00%, 03/15/2018	38	44		5.35%, 03/15/2015	149	163
6.75%, 09/15/2040	149	166		6.20%, 03/15/2019	810	1,019
9.63%, 03/01/2019	476	625		7.20%, 03/15/2039	439	652
		$2,460		Sanofi
Other Asset Backed Securities - 0.05%				1.20%, 09/30/2014	372	376
CenterPoint Energy Restoration Bond Co				2.63%, 03/29/2016	223	235
LLC				Teva Pharmaceutical Finance Co LLC
3.46%, 08/15/2019	297	325		6.15%, 02/01/2036	149	190
Detroit Edison Securitization Funding LLC				Teva Pharmaceutical Finance II BV / Teva
6.62%, 03/01/2016	500	539		Pharmaceutical Finance III LLC
		$864		3.00%, 06/15/2015	572	601
				Wyeth LLC
Pharmaceuticals - 0.94%				5.50%, 02/15/2016	223	254
AbbVie Inc				5.95%, 04/01/2037	264	340
1.20%, 11/06/2015(a)	500	504		Zoetis Inc
1.75%, 11/06/2017(a)	500	506		3.25%, 02/01/2023(a)	200	201
2.00%, 11/06/2018(a)	400	403				$16,329
2.90%, 11/06/2022(a)	400	400

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)
Pipelines - 0.70%				Pipelines (continued)
Boardwalk Pipelines LP				Williams Partners LP	(continued)
3.38%, 02/01/2023	$300	$293		6.30%, 04/15/2040		$127		$150
El Paso Pipeline Partners Operating Co LLC								$12,211
4.70%, 11/01/2042	300	288
Enbridge Energy Partners LP				Regional Authority - 0.35%
5.20%, 03/15/2020	26	29		Japan Finance Organization for
9.88%, 03/01/2019	253	346		Municipalities
Energy Transfer Partners LP				5.00%, 05/16/2017		200		232
5.20%, 02/01/2022	298	335		Province of British Columbia
6.50%, 02/01/2042	298	344		2.65%, 09/22/2021		223		233
6.70%, 07/01/2018	67	81		6.50%, 01/15/2026		52		72
9.00%, 04/15/2019	18	24		Province of Manitoba Canada
Enterprise Products Operating LLC				2.63%, 07/15/2015		223		234
1.25%, 08/13/2015	100	101		Province of Nova Scotia Canada
3.20%, 02/01/2016	149	159		5.13%, 01/26/2017		119		138
4.45%, 02/15/2043	300	291		Province of Ontario Canada
5.20%, 09/01/2020	223	262		1.60%, 09/21/2016		600		618
6.13%, 10/15/2039	67	79		2.70%, 06/16/2015		372		390
6.45%, 09/01/2040	223	274		2.95%, 02/05/2015		1,006		1,054
6.50%, 01/31/2019	434	539		4.00%, 10/07/2019		223		255
6.88%, 03/01/2033	45	57		4.10%, 06/16/2014		283		297
Kinder Morgan Energy Partners LP				4.40%, 04/14/2020		149		175
3.50%, 03/01/2016	520	557		4.95%, 11/28/2016		520		600
3.50%, 09/01/2023	400	405		5.45%, 04/27/2016		298		343
5.00%, 03/01/2043	300	305		Province of Quebec Canada
6.38%, 03/01/2041	372	448		2.75%, 08/25/2021		669		695
6.50%, 09/01/2039	38	46		4.88%, 05/05/2014		149		157
6.95%, 01/15/2038	38	48		5.13%, 11/14/2016		249		289
7.40%, 03/15/2031	223	287		7.50%, 09/15/2029		186		280
9.00%, 02/01/2019	223	299		Province of Saskatchewan Canada
Magellan Midstream Partners LP				8.50%, 07/15/2022		19		28
4.20%, 12/01/2042	200	190						$6,090
ONEOK Partners LP				REITS- 0.45%
6.13%, 02/01/2041	372	433		American Tower Corp
8.63%, 03/01/2019	60	80		4.70%, 03/15/2022		372		404
Panhandle Eastern Pipe Line Co LP				7.00%, 10/15/2017		93		111
6.20%, 11/01/2017	236	280		AvalonBay Communities Inc
Plains All American Pipeline LP / PAA				2.85%, 03/15/2023		500		491
Finance Corp				BioMed Realty LP
3.65%, 06/01/2022	372	392		6.13%, 04/15/2020		19		22
3.95%, 09/15/2015	149	160		Boston Properties LP
4.30%, 01/31/2043	200	193		4.13%, 05/15/2021		223		242
5.75%, 01/15/2020	45	54		5.63%, 11/15/2020		75		89
Southern Natural Gas Co LLC				Brandywine Operating Partnership LP
5.90%, 04/01/2017(a),(b)	38	44		3.95%, 02/15/2023		500		503
Southern Natural Gas Co LLC / Southern				CommonWealth REIT
Natural Issuing Corp				6.25%, 08/15/2016		223		245
4.40%, 06/15/2021	149	163		DDR Corp
Spectra Energy Capital LLC				4.63%, 07/15/2022		300		324
8.00%, 10/01/2019	500	657		Digital Realty Trust LP
Sunoco Logistics Partners Operations LP				4.50%, 07/15/2015		160		170
3.45%, 01/15/2023	200	200		Duke Realty LP
4.95%, 01/15/2043	200	200		3.88%, 10/15/2022		200		205
5.50%, 02/15/2020	134	152		7.38%, 02/15/2015		75		83
Tennessee Gas Pipeline Co LLC				EPR Properties
7.50%, 04/01/2017	223	274		7.75%, 07/15/2020		182		216
TransCanada PipeLines Ltd				ERP Operating LP
3.80%, 10/01/2020	372	414		4.75%, 07/15/2020		149		168
6.10%, 06/01/2040	75	97		HCP Inc
6.50%, 08/15/2018	124	155		3.75%, 02/01/2016		149		160
7.25%, 08/15/2038	149	209		5.38%, 02/01/2021		149		174
7.63%, 01/15/2039	335	491		6.70%, 01/30/2018		45		55
Williams Cos Inc/The				Health Care REIT Inc
7.50%, 01/15/2031	33	41		6.13%, 04/15/2020		335		395
7.88%, 09/01/2021	372	475		Hospitality Properties Trust
Williams Partners LP				6.70%, 01/15/2018		223		256
3.80%, 02/15/2015	205	216		Host Hotels & Resorts LP
5.25%, 03/15/2020	520	594		6.00%, 10/01/2021		300		347

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
REITS (continued)				Retail (continued)
Liberty Property LP				Wal-Mart Stores Inc
3.38%, 06/15/2023	$500	$494		1.63%, 04/15/2014	$149		$151
ProLogis LP				2.25%, 07/08/2015	75		78
6.88%, 03/15/2020	16	20		2.80%, 04/15/2016	149		159
7.63%, 08/15/2014	149	162		3.25%, 10/25/2020	149		161
Realty Income Corp				3.63%, 07/08/2020	149		164
5.88%, 03/15/2035	149	167		4.13%, 02/01/2019	298		340
Simon Property Group LP				4.25%, 04/15/2021	149		171
2.15%, 09/15/2017	298	309		5.25%, 09/01/2035	300		355
5.65%, 02/01/2020	138	166		5.63%, 04/01/2040	112		141
5.75%, 12/01/2015	520	583		5.63%, 04/15/2041	520		657
6.75%, 02/01/2040	75	101		5.80%, 02/15/2018	372		454
10.35%, 04/01/2019	260	376		6.20%, 04/15/2038	75		100
UDR Inc				6.50%, 08/15/2037	335		458
5.25%, 01/15/2015	127	136		7.55%, 02/15/2030	372		540
Ventas Realty LP / Ventas Capital Corp				Yum! Brands Inc
4.25%, 03/01/2022	372	398		6.25%, 03/15/2018	86		103
Vornado Realty LP				6.88%, 11/15/2037	71		94
4.25%, 04/01/2015	149	158					$13,289
		$7,730		Semiconductors - 0.07%
Retail - 0.77%				Intel Corp
AutoZone Inc				1.35%, 12/15/2017	500		501
4.00%, 11/15/2020	249	267		3.30%, 10/01/2021	223		233
Costco Wholesale Corp				4.80%, 10/01/2041	223		238
0.65%, 12/07/2015	400	401		National Semiconductor Corp
CVS Caremark Corp				3.95%, 04/15/2015	260		279
3.25%, 05/18/2015	52	55					$1,251
5.75%, 06/01/2017	73	86
6.13%, 09/15/2039	231	291		Software - 0.25%
Darden Restaurants Inc				Adobe Systems Inc
6.80%, 10/15/2037(b)	78	90		4.75%, 02/01/2020	149		166
Gap Inc/The				BMC Software Inc
5.95%, 04/12/2021	75	85		4.50%, 12/01/2022	300		307
Home Depot Inc/The				Fiserv Inc
5.40%, 03/01/2016	476	541		3.50%, 10/01/2022	400		395
5.88%, 12/16/2036	308	391		Microsoft Corp
5.95%, 04/01/2041	349	455		2.95%, 06/01/2014	372		384
Kohl's Corp				4.20%, 06/01/2019	335		385
4.00%, 11/01/2021	323	329		5.30%, 02/08/2041	223		274
Lowe's Cos Inc				Oracle Corp
3.80%, 11/15/2021	298	328		3.75%, 07/08/2014	500		522
4.63%, 04/15/2020	223	258		3.88%, 07/15/2020	223		250
5.80%, 04/15/2040	223	273		5.00%, 07/08/2019	142		169
6.65%, 09/15/2037	38	50		5.25%, 01/15/2016	223		252
Macy's Retail Holdings Inc				5.38%, 07/15/2040	539		651
2.88%, 02/15/2023	400	384		5.75%, 04/15/2018	520		629
4.30%, 02/15/2043	300	276					$4,384
5.75%, 07/15/2014	149	159		Sovereign - 1.50%
5.90%, 12/01/2016	575	671		Brazilian Government International Bond
6.65%, 07/15/2024	75	93		4.88%, 01/22/2021	743		867
6.90%, 04/01/2029	75	90		5.88%, 01/15/2019	298		360
McDonald's Corp				6.00%, 01/17/2017	300		350
3.50%, 07/15/2020	439	481		7.13%, 01/20/2037	610		862
3.70%, 02/15/2042	372	366		8.00%, 01/15/2018	289		338
4.88%, 07/15/2040	26	30		8.25%, 01/20/2034	349		542
5.35%, 03/01/2018	104	124		8.88%, 10/14/2019	353		497
6.30%, 10/15/2037	38	52		12.25%, 03/06/2030	609		1,191
Nordstrom Inc				12.75%, 01/15/2020	149		248
4.75%, 05/01/2020	104	120		10.50%, 07/14/2014	149		169
6.25%, 01/15/2018	38	46		11.00%, 08/17/2040	38		47
Target Corp				Canada Government International Bond
4.00%, 07/01/2042	400	391		0.88%, 02/14/2017	745		751
6.00%, 01/15/2018	431	526		2.38%, 09/10/2014	300		310
7.00%, 07/15/2031	145	197		Chile Government International Bond
7.00%, 01/15/2038	250	356		3.25%, 09/14/2021	520		550
Walgreen Co				Colombia Government International Bond
1.00%, 03/13/2015	500	501		6.13%, 01/18/2041	300		383
4.40%, 09/15/2042	300	295		7.38%, 01/27/2017	300		367
5.25%, 01/15/2019	90	105		7.38%, 09/18/2037	200		289

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Sovereign (continued)				Supranational Bank - 1.25%
Colombia Government International Bond				African Development Bank
(continued)				1.25%, 09/02/2016	$743	$760
8.13%, 05/21/2024	$149	$215		Asian Development Bank
11.75%, 02/25/2020	520	816		1.13%, 03/15/2017	472	480
Export Development Canada				2.50%, 03/15/2016	595	631
1.50%, 05/15/2014	225	228		2.63%, 02/09/2015	275	287
2.25%, 05/28/2015	75	78		2.75%, 05/21/2014	743	765
Israel Government AID Bond				4.25%, 10/20/2014	149	158
5.50%, 09/18/2023	75	98		5.82%, 06/16/2028	45	59
5.50%, 04/26/2024	75	98		6.38%, 10/01/2028	149	199
5.50%, 09/18/2033	38	50		Corp Andina de Fomento
Israel Government International Bond				3.75%, 01/15/2016	12	13
5.13%, 03/26/2019	428	498		4.38%, 06/15/2022	68	74
Italy Government International Bond				Council Of Europe Development Bank
3.13%, 01/26/2015	676	688		1.50%, 02/22/2017	372	381
4.75%, 01/25/2016	500	527		2.75%, 02/10/2015	75	78
5.25%, 09/20/2016	387	419		European Bank for Reconstruction &
5.38%, 06/15/2033	186	189		Development
6.88%, 09/27/2023	338	388		1.00%, 02/16/2017	743	753
Japan Bank for International				2.50%, 03/15/2016	223	236
Cooperation/Japan				2.75%, 04/20/2015	223	234
1.13%, 07/19/2017	500	503		European Investment Bank
1.88%, 09/24/2015	200	207		1.13%, 08/15/2014	1,400	1,416
2.50%, 01/21/2016	300	316		1.13%, 09/15/2017	500	504
Mexico Government International Bond				1.50%, 05/15/2014	372	377
3.63%, 03/15/2022	200	213		1.63%, 09/01/2015	743	764
4.75%, 03/08/2044	1,474	1,548		1.75%, 03/15/2017	372	386
5.63%, 01/15/2017	542	625		2.50%, 05/16/2016	298	314
5.95%, 03/19/2019	226	274		2.75%, 03/23/2015	743	778
6.05%, 01/11/2040	766	957		2.88%, 09/15/2020	743	804
6.63%, 03/03/2015	321	356		3.00%, 04/08/2014	298	307
8.30%, 08/15/2031	112	173		3.13%, 06/04/2014	795	822
Panama Government International Bond				4.88%, 02/16/2016	743	837
5.20%, 01/30/2020	446	523		4.88%, 01/17/2017	900	1,039
6.70%, 01/26/2036	214	287		4.88%, 02/15/2036	75	89
8.88%, 09/30/2027	223	343		5.13%, 09/13/2016	446	515
Peruvian Government International Bond				5.13%, 05/30/2017	298	350
5.63%, 11/18/2050	372	446		Inter-American Development Bank
6.55%, 03/14/2037	74	101		1.13%, 03/15/2017	743	756
7.13%, 03/30/2019	90	116		2.25%, 07/15/2015	75	78
7.35%, 07/21/2025	520	733		3.88%, 09/17/2019	223	259
8.75%, 11/21/2033	123	204		3.88%, 02/14/2020	223	260
Poland Government International Bond				4.25%, 09/14/2015	472	517
3.88%, 07/16/2015	223	237		4.50%, 09/15/2014	223	237
5.00%, 03/23/2022	372	425		International Bank for Reconstruction &
5.13%, 04/21/2021	149	172		Development
6.38%, 07/15/2019	416	513		1.00%, 09/15/2016	743	754
Republic of Korea				1.13%, 08/25/2014	966	979
5.75%, 04/16/2014	300	316		2.13%, 03/15/2016	500	525
7.13%, 04/16/2019	90	117		2.38%, 05/26/2015	743	776
South Africa Government International Bond				7.63%, 01/19/2023	38	57
4.67%, 01/17/2024	400	430		International Finance Corp
5.88%, 05/30/2022	200	236		1.13%, 11/23/2016	372	379
6.50%, 06/02/2014	60	64		2.75%, 04/20/2015	400	420
6.88%, 05/27/2019	345	422		3.00%, 04/22/2014	743	766
Svensk Exportkredit AB				Nordic Investment Bank
3.25%, 09/16/2014	249	260		5.00%, 02/01/2017	446	520
5.13%, 03/01/2017	152	177				$21,693
Tennessee Valley Authority
4.50%, 04/01/2018	149	175		Telecommunications - 1.46%
5.25%, 09/15/2039	149	191		America Movil SAB de CV
5.38%, 04/01/2056	446	580		2.38%, 09/08/2016	743	769
6.75%, 11/01/2025	298	430		3.63%, 03/30/2015	300	316
Uruguay Government International Bond				5.00%, 03/30/2020	200	228
4.13%, 11/20/2045	100	93		5.50%, 03/01/2014	82	86
6.88%, 09/28/2025	150	199		5.63%, 11/15/2017	45	53
8.00%, 11/18/2022	496	691		6.13%, 03/30/2040	298	359
		$26,066		AT&T Inc
				1.60%, 02/15/2017	372	377
				2.50%, 08/15/2015	706	735

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)				Telecommunications (continued)
AT&T Inc (continued)				Verizon Communications Inc (continued)
3.88%, 08/15/2021	$223	$242		6.40%, 02/15/2038	$632		$794
4.30%, 12/15/2042(a)	406	383		6.90%, 04/15/2038	162		214
4.35%, 06/15/2045(a)	697	656		8.75%, 11/01/2018	447		610
5.35%, 09/01/2040	573	628		Verizon Global Funding Corp
5.50%, 02/01/2018	298	352		7.75%, 12/01/2030	424		600
5.55%, 08/15/2041	223	252		Vodafone Group PLC
5.60%, 05/15/2018	402	480		2.95%, 02/19/2023	300		299
6.15%, 09/15/2034	257	306		5.38%, 01/30/2015	298		324
6.30%, 01/15/2038	231	281		5.45%, 06/10/2019	520		620
6.50%, 09/01/2037	64	80		5.63%, 02/27/2017	442		515
6.55%, 02/15/2039	75	94		6.15%, 02/27/2037	149		180
Bellsouth Capital Funding Corp							$25,333
7.88%, 02/15/2030	116	150
BellSouth Corp				Toys, Games & Hobbies - 0.00%
5.20%, 09/15/2014	743	793		Hasbro Inc
British Telecommunications PLC				6.35%, 03/15/2040	75		87
5.95%, 01/15/2018	110	131
9.62%, 12/15/2030(b)	223	346		Transportation - 0.34%
Cellco Partnership / Verizon Wireless Capital				Burlington Northern Santa Fe LLC
LLC				4.40%, 03/15/2042	446		449
8.50%, 11/15/2018	431	583		4.70%, 10/01/2019	97		113
Cisco Systems Inc				5.65%, 05/01/2017	156		184
1.63%, 03/14/2014	223	226		7.95%, 08/15/2030	223		309
4.45%, 01/15/2020	298	344		Canadian National Railway Co
4.95%, 02/15/2019	97	115		1.45%, 12/15/2016	149		152
5.50%, 02/22/2016	520	592		2.25%, 11/15/2022	400		394
5.90%, 02/15/2039	520	658		5.55%, 03/01/2019	45		55
Corning Inc				Canadian Pacific Railway Co
4.75%, 03/15/2042	298	306		4.45%, 03/15/2023	372		409
Deutsche Telekom International Finance BV				CSX Corp
5.75%, 03/23/2016	223	252		4.75%, 05/30/2042	423		440
8.75%, 06/15/2030(b)	409	591		6.25%, 04/01/2015	30		33
Embarq Corp				6.25%, 03/15/2018	238		289
7.08%, 06/01/2016	298	342		FedEx Corp
France Telecom SA				2.63%, 08/01/2022	200		197
4.13%, 09/14/2021	372	399		3.88%, 08/01/2042	200		188
4.38%, 07/08/2014	743	778		Norfolk Southern Corp
5.38%, 01/13/2042	298	319		3.25%, 12/01/2021	149		155
8.50%, 03/01/2031(b)	435	620		4.84%, 10/01/2041	567		620
Harris Corp				5.26%, 09/17/2014	298		319
4.40%, 12/15/2020	149	164		Ryder System Inc
Juniper Networks Inc				2.35%, 02/26/2019	400		402
3.10%, 03/15/2016	223	234		3.15%, 03/02/2015	149		155
Pacific Bell Telephone Co				Union Pacific Corp
7.13%, 03/15/2026	323	427		4.16%, 07/15/2022	121		136
Qwest Corp				4.75%, 09/15/2041	223		245
7.50%, 10/01/2014	223	243		United Parcel Service Inc
Rogers Communications Inc				3.13%, 01/15/2021	372		397
6.38%, 03/01/2014	49	52		3.88%, 04/01/2014	67		69
6.80%, 08/15/2018	312	393		4.88%, 11/15/2040	75		86
7.50%, 03/15/2015	45	51		6.20%, 01/15/2038	67		90
Telecom Italia Capital SA							$5,886
6.18%, 06/18/2014	572	597
6.38%, 11/15/2033	494	473		Trucking & Leasing - 0.02%
7.00%, 06/04/2018	231	261		GATX Corp
Telefonica Emisiones SAU				4.75%, 06/15/2022	300		319
3.73%, 04/27/2015	100	103
4.95%, 01/15/2015	535	562		Water- 0.02%
5.13%, 04/27/2020	487	503		American Water Capital Corp
7.05%, 06/20/2036	515	545		6.09%, 10/15/2017	223		267
Verizon Communications Inc				6.59%, 10/15/2037	15		19
0.70%, 11/02/2015	300	300					$286
1.95%, 03/28/2014	223	227		TOTAL BONDS			$557,898
2.45%, 11/01/2022	200	192			Principal
3.00%, 04/01/2016	743	790		MUNICIPAL BONDS - 0.96%	Amount (000's)	Value	(000	's)
4.60%, 04/01/2021	223	253
6.25%, 04/01/2037	34	42		California - 0.32%
6.35%, 04/01/2019	438	543		Bay Area Toll Authority
				6.26%, 04/01/2049	$300		$409

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
California (continued)				New York - 0.17%
Bay Area Toll Authority (continued)				City of New York NY
6.92%, 04/01/2040	$310	$422		5.52%, 10/01/2037	$75		$90
East Bay Municipal Utility District				Metropolitan Transportation Authority
5.87%, 06/01/2040	180	236		6.55%, 11/15/2031	200		259
Los Angeles Department of Water & Power				6.65%, 11/15/2039	300		383
6.01%, 07/01/2039	175	221		6.81%, 11/15/2040	405		538
Los Angeles Unified School District/CA				New York City Municipal Water Finance
5.75%, 07/01/2034	245	298		Authority
5.76%, 07/01/2029	150	174		5.72%, 06/15/2042	505		655
6.76%, 07/01/2034	200	269		New York City Transitional Finance Authority
San Diego County Water Authority				Future Tax Secured Revenue
6.14%, 05/01/2049	215	281		5.51%, 08/01/2037	350		430
Santa Clara Valley Transportation Authority				New York State Dormitory Authority
5.88%, 04/01/2032	75	92		5.60%, 03/15/2040	175		219
State of California				Port Authority of New York & New Jersey
5.25%, 04/01/2014	400	418		4.46%, 10/01/2062	300		303
6.65%, 03/01/2022	225	284		Port Authority of New York & New
7.30%, 10/01/2039	225	315		Jersey (credit support from GO OF AUTH)
7.60%, 11/01/2040	520	761		6.04%, 12/01/2029	150		193
7.63%, 03/01/2040	820	1,195					$3,070
University of California
6.55%, 05/15/2048	150	198		Ohio- 0.03%
		$5,573		American Municipal Power Inc
				7.50%, 02/15/2050	225		302
Connecticut - 0.01%				Ohio State University/The
State of Connecticut				4.91%, 06/01/2040	175		204
5.85%, 03/15/2032	75	95					$506
				Puerto Rico - 0.02%
Georgia - 0.03%				Government Development Bank for Puerto
Municipal Electric Authority of Georgia				Rico
6.64%, 04/01/2057	149	179		3.67%, 05/01/2014	225		225
State of Georgia				4.70%, 05/01/2016	225		226
4.50%, 11/01/2025	225	263					$451
		$442
				Texas- 0.14%
Illinois - 0.13%				City Public Service Board of San Antonio TX
Chicago Transit Authority				5.81%, 02/01/2041	115		147
6.20%, 12/01/2040	220	244		Dallas Area Rapid Transit
6.90%, 12/01/2040	275	339		5.02%, 12/01/2048	150		179
City of Chicago IL Waterworks Revenue				Dallas Convention Center Hotel Development
6.74%, 11/01/2040	430	578		Corp
County of Cook IL				7.09%, 01/01/2042	210		266
6.23%, 11/15/2034	298	341		Dallas County Hospital District
State of Illinois				5.62%, 08/15/2044	242		309
4.95%, 06/01/2023	95	100		Dallas Independent School District (credit
4.96%, 03/01/2016	225	247		support from PSF-GTD)
5.10%, 06/01/2033	115	114		6.45%, 02/15/2035	150		185
7.35%, 07/01/2035	220	265		State of Texas
		$2,228		4.68%, 04/01/2040	300		345
				5.52%, 04/01/2039	290		371
Kansas - 0.00%				Texas Transportation Commission
Kansas State Department of Transportation
4.60%, 09/01/2035	55	62		5.18%, 04/01/2030	375		459
							$2,261
Nevada - 0.02%				Utah- 0.02%
County of Clark NV Airport System Revenue				State of Utah
6.82%, 07/01/2045	75	105		3.54%, 07/01/2025	300		319
6.88%, 07/01/2042	215	248
		$353		Washington - 0.00%
				State of Washington
New Jersey - 0.06%				5.09%, 08/01/2033	70		82
New Jersey Economic Development
Authority (credit support from AGM)
0.00%, 02/15/2023(d)	149	101		Wisconsin - 0.01%
New Jersey State Turnpike Authority				State of Wisconsin (credit support from
7.10%, 01/01/2041	428	606		AGM)
New Jersey Transportation Trust Fund				5.70%, 05/01/2026	150		182
Authority
6.56%, 12/15/2040	246	328		TOTAL MUNICIPAL BONDS			$16,659
		$1,035

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 65.22%	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) - 7.51%				Federal Home Loan Mortgage Corporation (FHLMC)(continued)

2.50%, 04/01/2027	$91	$95		4.00%, 08/01/2025	$119	$126
2.50%, 08/01/2027	753	782		4.00%, 09/01/2025	41	43
2.50%, 08/01/2027	941	976		4.00%, 10/01/2025	490	520
2.50%, 12/01/2027	173	180		4.00%, 02/01/2026	216	229
2.50%, 03/01/2028(e)	3,125	3,236		4.00%, 03/01/2026	19	20
2.65%, 01/01/2042(b)	259	272		4.00%, 05/01/2026	510	542
2.76%, 06/01/2037(b)	96	103		4.00%, 07/01/2026	336	357
2.85%, 02/01/2037(b)	43	46		4.00%, 03/01/2027(e)	900	956
2.98%, 06/01/2037(b)	216	230		4.00%, 12/01/2030	428	459
3.00%, 02/01/2027	633	668		4.00%, 08/01/2031	489	524
3.00%, 02/01/2027	939	993		4.00%, 10/01/2031	618	663
3.00%, 03/01/2027(e)	700	734		4.00%, 11/01/2031	184	197
3.00%, 03/01/2027	948	1,002		4.00%, 12/01/2031	305	327
3.00%, 06/01/2027	2,676	2,830		4.00%, 07/01/2039	229	251
3.00%, 02/01/2032	666	696		4.00%, 09/01/2039	134	147
3.00%, 09/01/2032	292	305		4.00%, 12/01/2039	231	245
3.00%, 03/01/2043(e)	7,100	7,313		4.00%, 12/01/2039	125	132
3.50%, 10/01/2025	145	153		4.00%, 01/01/2040	185	197
3.50%, 10/01/2025	90	96		4.00%, 03/01/2040	138	147
3.50%, 11/01/2025	64	68		4.00%, 09/01/2040	263	280
3.50%, 11/01/2025	320	339		4.00%, 10/01/2040	554	598
3.50%, 11/01/2025	41	43		4.00%, 10/01/2040	238	253
3.50%, 11/01/2025	217	233		4.00%, 10/01/2040	23	25
3.50%, 11/01/2025	104	110		4.00%, 12/01/2040	326	357
3.50%, 12/01/2025	277	292		4.00%, 12/01/2040	244	260
3.50%, 01/01/2026	171	180		4.00%, 12/01/2040	300	319
3.50%, 02/01/2026	140	148		4.00%, 12/01/2040	318	348
3.50%, 04/01/2026	372	393		4.00%, 12/01/2040	612	650
3.50%, 06/01/2026	81	86		4.00%, 02/01/2041	559	594
3.50%, 06/01/2026	60	64		4.00%, 02/01/2041	666	708
3.50%, 07/01/2026	279	296		4.00%, 04/01/2041	279	297
3.50%, 07/01/2026	372	394		4.00%, 07/01/2041	235	250
3.50%, 07/01/2026	54	57		4.00%, 08/01/2041	230	244
3.50%, 08/01/2026	226	239		4.00%, 08/01/2041	643	684
3.50%, 09/01/2026	127	134		4.00%, 10/01/2041	743	790
3.50%, 10/01/2026	170	180		4.00%, 10/01/2041	87	93
3.50%, 01/01/2027	342	362		4.00%, 10/01/2041	728	774
3.50%, 02/01/2032	625	662		4.00%, 10/01/2041	309	329
3.50%, 04/01/2032	672	712		4.00%, 10/01/2041	335	356
3.50%, 08/01/2032	383	406		4.00%, 11/01/2041	491	522
3.50%, 02/01/2041	266	280		4.00%, 11/01/2041	656	697
3.50%, 10/01/2041	278	293		4.00%, 11/01/2041	405	431
3.50%, 11/01/2041	264	278		4.00%, 12/01/2041	834	887
3.50%, 01/01/2042	563	593		4.00%, 03/01/2042	660	709
3.50%, 02/01/2042	222	235		4.00%, 03/01/2042(e)	3,200	3,399
3.50%, 03/01/2042	286	302		4.50%, 11/01/2018	150	160
3.50%, 03/01/2042(e)	4,700	4,948		4.50%, 04/01/2019	127	136
3.50%, 03/01/2042	66	70		4.50%, 06/01/2019	12	13
3.50%, 04/01/2042	639	674		4.50%, 04/01/2023	110	117
3.50%, 04/01/2042	683	720		4.50%, 01/01/2024	155	168
3.50%, 04/01/2042	705	746		4.50%, 01/01/2024	65	69
3.50%, 04/01/2042	701	741		4.50%, 04/01/2024	565	602
3.50%, 06/01/2042	452	477		4.50%, 07/01/2024	130	140
3.50%, 06/01/2042	1,881	1,986		4.50%, 09/01/2024	162	176
3.50%, 08/01/2042	462	488		4.50%, 09/01/2024	181	197
3.50%, 08/01/2042	886	935		4.50%, 04/01/2025	190	202
4.00%, 06/01/2014	32	34		4.50%, 05/01/2025	138	147
4.00%, 04/01/2019	151	161		4.50%, 07/01/2025	230	245
4.00%, 07/01/2024	236	251		4.50%, 03/01/2027(e)	700	745
4.00%, 12/01/2024	77	84		4.50%, 02/01/2030	177	190
4.00%, 01/01/2025	235	249		4.50%, 08/01/2030	141	151
4.00%, 02/01/2025	203	216		4.50%, 05/01/2031	158	173
4.00%, 03/01/2025	184	195		4.50%, 05/01/2034	14	15
4.00%, 03/01/2025	130	139		4.50%, 08/01/2036	185	198
4.00%, 04/01/2025	182	193		4.50%, 02/01/2039	583	624
4.00%, 06/01/2025	178	190		4.50%, 03/01/2039	282	309
4.00%, 06/01/2025	183	194		4.50%, 04/01/2039	828	885
4.00%, 07/01/2025	69	74		4.50%, 05/01/2039	472	504
4.00%, 08/01/2025	167	183		4.50%, 06/01/2039	450	481

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)				Federal Home Loan Mortgage Corporation (FHLMC)(continued)

4.50%, 09/01/2039	$1,250	$1,337		5.00%, 12/01/2035	$414	$447
4.50%, 10/01/2039	495	550		5.00%, 01/01/2036	117	126
4.50%, 11/01/2039	609	651		5.00%, 04/01/2036	22	24
4.50%, 11/01/2039	394	422		5.00%, 08/01/2036	316	340
4.50%, 11/01/2039	479	512		5.00%, 11/01/2036	1,090	1,177
4.50%, 12/01/2039	278	297		5.00%, 05/01/2037	142	157
4.50%, 12/01/2039	603	669		5.00%, 02/01/2038	287	309
4.50%, 02/01/2040	463	497		5.00%, 06/01/2038	94	101
4.50%, 02/01/2040	518	575		5.00%, 09/01/2038	26	28
4.50%, 02/01/2040	97	103		5.00%, 01/01/2039	428	460
4.50%, 02/01/2040	503	559		5.00%, 02/01/2039	235	252
4.50%, 04/01/2040	547	587		5.00%, 02/01/2039	125	134
4.50%, 05/01/2040	498	547		5.00%, 03/01/2039	282	311
4.50%, 05/01/2040	198	212		5.00%, 07/01/2039	312	341
4.50%, 06/01/2040	731	784		5.00%, 08/01/2039	18	20
4.50%, 07/01/2040	383	420		5.00%, 09/01/2039	520	575
4.50%, 07/01/2040	369	405		5.00%, 10/01/2039	317	351
4.50%, 08/01/2040	374	402		5.00%, 01/01/2040	609	673
4.50%, 08/01/2040	742	809		5.00%, 03/01/2040	114	124
4.50%, 08/01/2040	238	259		5.00%, 07/01/2040	429	466
4.50%, 08/01/2040	1,171	1,256		5.00%, 07/01/2040	418	454
4.50%, 08/01/2040	194	208		5.00%, 08/01/2040	1,095	1,191
4.50%, 09/01/2040	180	193		5.00%, 08/01/2040	334	360
4.50%, 09/01/2040	113	121		5.00%, 09/01/2040	47	51
4.50%, 02/01/2041	17	18		5.00%, 04/01/2041	349	384
4.50%, 02/01/2041	338	363		5.00%, 05/01/2041	99	107
4.50%, 03/01/2041	29	31		5.00%, 09/01/2041	546	593
4.50%, 03/01/2041	490	527		5.00%, 10/01/2041	545	596
4.50%, 04/01/2041	269	289		5.00%, 03/01/2042(e)	1,800	1,936
4.50%, 04/01/2041	686	738		5.34%, 04/01/2038(b)	24	25
4.50%, 05/01/2041	735	791		5.50%, 10/01/2016	52	56
4.50%, 05/01/2041	245	263		5.50%, 02/01/2017	64	69
4.50%, 06/01/2041	282	303		5.50%, 12/01/2017	247	263
4.50%, 06/01/2041	497	531		5.50%, 01/01/2018	124	133
4.50%, 06/01/2041	338	369		5.50%, 01/01/2018	27	29
4.50%, 07/01/2041	479	514		5.50%, 01/01/2022	69	74
4.50%, 07/01/2041	491	528		5.50%, 12/01/2032	268	293
4.50%, 08/01/2041	408	439		5.50%, 03/01/2033	33	36
4.50%, 10/01/2041	595	640		5.50%, 12/01/2033	17	19
4.50%, 03/01/2042(e)	500	535		5.50%, 01/01/2034	103	113
4.90%, 06/01/2038(b)	42	44		5.50%, 01/01/2034	619	678
5.00%, 12/01/2017	407	433		5.50%, 03/01/2034	288	315
5.00%, 05/01/2018	56	60		5.50%, 10/01/2034	121	132
5.00%, 08/01/2018	92	99		5.50%, 10/01/2034	19	21
5.00%, 04/01/2019	65	70		5.50%, 02/01/2035	14	15
5.00%, 12/01/2019	201	215		5.50%, 02/01/2035	235	257
5.00%, 06/01/2020	282	302		5.50%, 03/01/2035	159	174
5.00%, 02/01/2022	70	75		5.50%, 11/01/2035	268	293
5.00%, 09/01/2022	90	96		5.50%, 05/01/2036	87	95
5.00%, 06/01/2023	66	71		5.50%, 05/01/2036	300	327
5.00%, 07/01/2024	84	90		5.50%, 07/01/2036	271	296
5.00%, 06/01/2025	92	98		5.50%, 11/01/2036	207	226
5.00%, 03/01/2027(e)	700	747		5.50%, 02/01/2037	13	14
5.00%, 06/01/2028	578	620		5.50%, 02/01/2037	39	42
5.00%, 02/01/2030	83	90		5.50%, 03/01/2037	307	334
5.00%, 03/01/2030	60	65		5.50%, 07/01/2037	183	199
5.00%, 08/01/2033	92	100		5.50%, 07/01/2037	32	35
5.00%, 08/01/2033	466	506		5.50%, 09/01/2037	102	111
5.00%, 09/01/2033	174	189		5.50%, 11/01/2037	122	133
5.00%, 03/01/2034	106	114		5.50%, 01/01/2038	101	109
5.00%, 04/01/2034	218	236		5.50%, 01/01/2038	491	536
5.00%, 05/01/2034	296	321		5.50%, 04/01/2038	31	34
5.00%, 05/01/2035	441	476		5.50%, 04/01/2038	5	5
5.00%, 08/01/2035	131	141		5.50%, 04/01/2038	38	41
5.00%, 08/01/2035	58	63		5.50%, 05/01/2038	53	57
5.00%, 09/01/2035	177	191		5.50%, 05/01/2038	99	108
5.00%, 09/01/2035	434	469		5.50%, 06/01/2038	38	42
5.00%, 10/01/2035	199	215		5.50%, 06/01/2038	121	131
5.00%, 12/01/2035	645	696		5.50%, 07/01/2038	284	310

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)				Federal Home Loan Mortgage Corporation (FHLMC)(continued)

5.50%, 07/01/2038	$67	$73		6.50%, 02/01/2038	$32	$35
5.50%, 08/01/2038	443	482		6.50%, 09/01/2038	178	202
5.50%, 09/01/2038	114	124		6.50%, 09/01/2038	161	180
5.50%, 10/01/2038	37	40		6.50%, 10/01/2038	36	41
5.50%, 11/01/2038	84	91		6.50%, 01/01/2039	124	142
5.50%, 12/01/2038	740	803		6.50%, 09/01/2039	175	199
5.50%, 01/01/2039	235	255		7.00%, 10/01/2029	5	6
5.50%, 04/01/2039	283	312		7.00%, 11/01/2030	2	2
5.50%, 12/01/2039	445	483		7.00%, 01/01/2031	1	2
5.50%, 01/01/2040	302	334		7.00%, 09/01/2031	32	38
5.50%, 03/01/2040	65	71		7.00%, 01/01/2032	3	4
5.50%, 06/01/2040	476	517		7.00%, 09/01/2038	71	81
5.50%, 03/01/2042(e)	3,000	3,255		7.50%, 12/01/2015	2	2
6.00%, 07/01/2017	4	4		7.50%, 07/01/2029	107	131
6.00%, 05/01/2021	19	20		7.50%, 01/01/2030	3	4
6.00%, 11/01/2022	55	60		7.50%, 02/01/2030	1	1
6.00%, 02/01/2027	149	163		7.50%, 07/01/2030	1	1
6.00%, 07/01/2029	19	21		7.50%, 08/01/2030	1	1
6.00%, 07/01/2029	7	8		7.50%, 10/01/2030	11	14
6.00%, 02/01/2031	14	16		7.50%, 12/01/2030	1	1
6.00%, 12/01/2031	24	27				$130,518
6.00%, 01/01/2032	228	255
6.00%, 06/01/2034	287	321		Federal National Mortgage Association (FNMA) - 13.54%
6.00%, 08/01/2034	50	55		2.50%, 11/01/2026	901	938
				2.50%, 03/01/2027(e)	7,800	8,101
6.00%, 06/01/2035	4	5
6.00%, 05/01/2036	267	294		2.50%, 05/01/2027	29	30
6.00%, 06/01/2036	276	304		2.50%, 07/01/2027	188	196
6.00%, 11/01/2036	464	507		2.50%, 01/01/2028	30	31
				2.50%, 03/01/2043(e)	400	399
6.00%, 11/01/2036	21	23
6.00%, 12/01/2036	804	881		2.51%, 07/01/2041	278	289
				2.59%, 02/01/2042(b)	475	495
6.00%, 02/01/2037	35	39		2.79%, 10/01/2047(b)	53	56
6.00%, 05/01/2037	31	34		2.82%, 02/01/2042(b)	300	314
6.00%, 10/01/2037	232	254		2.84%, 01/01/2042(b)	589	617
6.00%, 11/01/2037	267	292		2.87%, 04/01/2037(b)	73	78
6.00%, 12/01/2037	47	51
6.00%, 01/01/2038	740	809		3.00%, 09/01/2026	527	556
6.00%, 01/01/2038(b)	50	55		3.00%, 11/01/2026	784	827
6.00%, 01/01/2038	267	292		3.00%, 11/01/2026	564	595
6.00%, 01/01/2038	196	217		3.00%, 01/01/2027	397	419
6.00%, 01/01/2038	54	60		3.00%, 02/01/2027	340	361
				3.00%, 03/01/2027(e)	2,300	2,421
6.00%, 01/01/2038	216	236
6.00%, 04/01/2038	29	31		3.00%, 04/01/2027	593	626
6.00%, 05/01/2038	259	286		3.00%, 04/01/2027	621	655
6.00%, 06/01/2038	400	438		3.00%, 07/01/2027	1,297	1,367
6.00%, 07/01/2038	186	204		3.00%, 08/01/2027	927	977
6.00%, 07/01/2038	5	6		3.00%, 01/01/2033	1,986	2,078
6.00%, 07/01/2038	114	125		3.00%, 04/01/2042	808	837
				3.00%, 03/01/2043(e)	14,100	14,598
6.00%, 08/01/2038	94	104		3.03%, 12/01/2041(b)	288	303
6.00%, 09/01/2038	128	141		3.17%, 06/01/2040(b)	171	180
6.00%, 09/01/2038	104	114		3.24%, 07/01/2040(b)	367	387
6.00%, 12/01/2039	44	48		3.26%, 12/01/2039(b)	231	244
6.00%, 03/01/2042(e)	1,000	1,093
				3.28%, 12/01/2040(b)	199	211
6.50%, 12/01/2015	1	1		3.32%, 03/01/2040(b)	136	144
6.50%, 06/01/2017	37	40		3.41%, 01/01/2040(b)	222	234
6.50%, 04/01/2028	3	3		3.49%, 02/01/2041(b)	174	184
6.50%, 03/01/2029	11	12
6.50%, 05/01/2031	25	29		3.50%, 08/01/2020	494	524
6.50%, 06/01/2031	4	4		3.50%, 10/01/2020	198	210
6.50%, 06/01/2031	1	1		3.50%, 11/01/2020	379	402
6.50%, 10/01/2031	5	5		3.50%, 08/01/2025	187	198
6.50%, 02/01/2032	3	3		3.50%, 10/01/2025	137	146
6.50%, 05/01/2032	4	5		3.50%, 11/01/2025	154	164
6.50%, 04/01/2035	18	21		3.50%, 12/01/2025	184	195
6.50%, 03/01/2036	61	70		3.50%, 12/01/2025	256	275
6.50%, 09/01/2036	89	102		3.50%, 01/01/2026	536	568
6.50%, 08/01/2037	23	26		3.50%, 02/01/2026	352	373
6.50%, 10/01/2037	141	159		3.50%, 05/01/2026	82	87
6.50%, 11/01/2037	142	158		3.50%, 06/01/2026	395	419
6.50%, 12/01/2037	22	25		3.50%, 07/01/2026	63	67

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 08/01/2026	$633	$672		4.00%, 11/01/2025	$275	$295
3.50%, 09/01/2026	507	538		4.00%, 12/01/2025	287	307
3.50%, 10/01/2026	240	255		4.00%, 01/01/2026	154	165
3.50%, 12/01/2026	770	817		4.00%, 03/01/2026	38	41
3.50%, 01/01/2027	770	816		4.00%, 03/01/2026	452	484
3.50%, 01/01/2027	494	524		4.00%, 05/01/2026	255	273
3.50%, 03/01/2027(e)	1,100	1,166		4.00%, 06/01/2026	238	258
3.50%, 01/01/2031	90	95		4.00%, 07/01/2026	214	229
3.50%, 04/01/2031	163	173		4.00%, 09/01/2026	510	546
3.50%, 04/01/2032	645	684		4.00%, 03/01/2027(e)	600	642
3.50%, 05/01/2032	1,343	1,425		4.00%, 04/01/2029	76	82
3.50%, 07/01/2032	396	420		4.00%, 10/01/2030	183	197
3.50%, 09/01/2032	573	608		4.00%, 12/01/2030	257	276
3.50%, 10/01/2040	85	90		4.00%, 02/01/2031	452	485
3.50%, 11/01/2040	265	281		4.00%, 07/01/2031	293	314
3.50%, 12/01/2040	299	317		4.00%, 10/01/2031	137	147
3.50%, 01/01/2041	195	206		4.00%, 11/01/2031	243	260
3.50%, 02/01/2041	112	119		4.00%, 12/01/2031	190	204
3.50%, 02/01/2041	118	125		4.00%, 01/01/2032	306	328
3.50%, 03/01/2041	678	717		4.00%, 03/01/2039	119	127
3.50%, 03/01/2041	440	466		4.00%, 05/01/2039	15	16
3.50%, 10/01/2041	1,104	1,168		4.00%, 08/01/2039	43	46
3.50%, 12/01/2041	1,136	1,202		4.00%, 08/01/2039	292	312
3.50%, 01/01/2042	726	768		4.00%, 10/01/2039	94	100
3.50%, 01/01/2042	635	672		4.00%, 11/01/2039	309	330
3.50%, 01/01/2042	609	644		4.00%, 11/01/2039	54	58
3.50%, 02/01/2042	168	178		4.00%, 12/01/2039	137	146
3.50%, 02/01/2042	266	282		4.00%, 02/01/2040	12	13
3.50%, 03/01/2042(e)	9,900	10,468		4.00%, 02/01/2040	343	365
3.50%, 03/01/2042	302	319		4.00%, 05/01/2040	51	55
3.50%, 03/01/2042	925	985		4.00%, 05/01/2040	278	296
3.50%, 03/01/2042	681	721		4.00%, 08/01/2040	163	174
3.50%, 03/01/2042	638	675		4.00%, 10/01/2040	200	214
3.50%, 03/01/2042	644	683		4.00%, 10/01/2040	194	207
3.50%, 03/01/2042	363	384		4.00%, 10/01/2040	129	137
3.50%, 04/01/2042	581	616		4.00%, 10/01/2040	271	289
3.50%, 04/01/2042	624	661		4.00%, 10/01/2040	330	353
3.50%, 04/01/2042	506	536		4.00%, 10/01/2040	553	590
3.50%, 05/01/2042	260	276		4.00%, 10/01/2040	92	98
3.50%, 05/01/2042	711	753		4.00%, 11/01/2040	145	155
3.50%, 07/01/2042	1,734	1,837		4.00%, 12/01/2040	335	363
3.50%, 08/01/2042	674	714		4.00%, 12/01/2040	608	649
3.50%, 09/01/2042	657	696		4.00%, 12/01/2040	525	560
3.59%, 08/01/2040(b)	167	177		4.00%, 12/01/2040	409	437
3.61%, 05/01/2041(b)	208	219		4.00%, 12/01/2040	155	165
3.62%, 05/01/2041(b)	205	217		4.00%, 01/01/2041	53	56
3.68%, 02/01/2040(b)	266	282		4.00%, 01/01/2041	2,439	2,602
4.00%, 04/01/2014	73	74		4.00%, 01/01/2041	659	703
4.00%, 05/01/2014	21	22		4.00%, 01/01/2041	428	457
4.00%, 09/01/2018	523	561		4.00%, 01/01/2041	247	263
4.00%, 05/01/2024	144	154		4.00%, 02/01/2041	988	1,055
4.00%, 05/01/2024	142	152		4.00%, 02/01/2041	391	417
4.00%, 07/01/2024	294	315		4.00%, 02/01/2041	598	638
4.00%, 07/01/2024	200	214		4.00%, 02/01/2041	622	663
4.00%, 09/01/2024	98	106		4.00%, 02/01/2041	306	326
4.00%, 11/01/2024	287	307		4.00%, 03/01/2041(e)	7,000	7,459
4.00%, 11/01/2024	51	55		4.00%, 03/01/2041	590	630
4.00%, 01/01/2025	199	213		4.00%, 03/01/2041	291	311
4.00%, 03/01/2025	199	213		4.00%, 08/01/2041	190	203
4.00%, 04/01/2025	59	64		4.00%, 09/01/2041	1,088	1,161
4.00%, 05/01/2025	194	208		4.00%, 09/01/2041	1,166	1,245
4.00%, 05/01/2025	67	72		4.00%, 10/01/2041	547	584
4.00%, 05/01/2025	36	39		4.00%, 10/01/2041	104	111
4.00%, 05/01/2025	191	205		4.00%, 10/01/2041	1,220	1,302
4.00%, 05/01/2025	156	168		4.00%, 11/01/2041	611	652
4.00%, 06/01/2025	130	139		4.00%, 11/01/2041	206	220
4.00%, 06/01/2025	90	96		4.00%, 11/01/2041	855	912
4.00%, 08/01/2025	154	165		4.00%, 11/01/2041	488	521
4.00%, 09/01/2025	236	253		4.00%, 12/01/2041	1,536	1,639

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 12/01/2041	$805	$859		4.50%, 04/01/2040	$572	$617
4.00%, 12/01/2041	513	548		4.50%, 05/01/2040	816	880
4.00%, 12/01/2041	565	604		4.50%, 05/01/2040	1,178	1,291
4.00%, 12/01/2041	527	562		4.50%, 05/01/2040	246	272
4.00%, 01/01/2042	773	825		4.50%, 05/01/2040	240	258
4.00%, 01/01/2042	603	643		4.50%, 06/01/2040	230	253
4.00%, 02/01/2042	366	393		4.50%, 07/01/2040	255	282
4.50%, 11/01/2014	263	283		4.50%, 08/01/2040	407	439
4.50%, 02/01/2018	204	220		4.50%, 09/01/2040	209	225
4.50%, 05/01/2018	323	347		4.50%, 09/01/2040	1,283	1,385
4.50%, 03/01/2019	263	283		4.50%, 09/01/2040	352	380
4.50%, 05/01/2019	341	368		4.50%, 09/01/2040	175	189
4.50%, 09/01/2020	58	63		4.50%, 10/01/2040	1,022	1,104
4.50%, 05/01/2022	160	173		4.50%, 10/01/2040	45	49
4.50%, 02/01/2024	34	36		4.50%, 12/01/2040	200	216
4.50%, 04/01/2024	26	28		4.50%, 03/01/2041	241	260
4.50%, 04/01/2024	32	34		4.50%, 03/01/2041	354	382
4.50%, 11/01/2024	105	113		4.50%, 04/01/2041	309	333
4.50%, 12/01/2024	190	210		4.50%, 05/01/2041	494	534
4.50%, 12/01/2024	117	126		4.50%, 06/01/2041	476	515
4.50%, 02/01/2025	188	204		4.50%, 06/01/2041	1,097	1,186
4.50%, 02/01/2025	292	317		4.50%, 06/01/2041	246	266
4.50%, 04/01/2025	23	25		4.50%, 07/01/2041	289	312
4.50%, 04/01/2025	37	40		4.50%, 07/01/2041	534	577
4.50%, 05/01/2025	316	341		4.50%, 07/01/2041	285	313
4.50%, 04/01/2026	337	364		4.50%, 08/01/2041	508	549
4.50%, 03/01/2027(e)	2,100	2,259		4.50%, 09/01/2041	510	551
4.50%, 07/01/2029	35	38		4.50%, 10/01/2041	535	578
4.50%, 02/01/2030	169	182		4.50%, 11/01/2041	537	580
4.50%, 04/01/2030	62	66		4.50%, 11/01/2041	533	576
4.50%, 09/01/2030	163	176		4.50%, 11/01/2041	545	589
4.50%, 01/01/2031	167	180		4.50%, 12/01/2041	529	571
4.50%, 04/01/2031	106	115		4.50%, 03/01/2042(e)	3,500	3,766
4.50%, 05/01/2031	154	167		4.52%, 04/01/2038(b)	88	95
4.50%, 07/01/2031	600	656		5.00%, 04/01/2014	13	14
4.50%, 08/01/2031	305	330		5.00%, 12/01/2017	32	35
4.50%, 08/01/2033	93	100		5.00%, 04/01/2018	5	5
4.50%, 08/01/2033	191	207		5.00%, 06/01/2018	824	893
4.50%, 11/01/2033	462	498		5.00%, 11/01/2018	29	31
4.50%, 01/01/2036	18	19		5.00%, 06/01/2019	193	210
4.50%, 03/01/2036	43	47		5.00%, 07/01/2019	198	215
4.50%, 06/01/2038	262	283		5.00%, 11/01/2021	86	94
4.50%, 01/01/2039	34	37		5.00%, 02/01/2023	116	125
4.50%, 01/01/2039	84	90		5.00%, 07/01/2023	17	18
4.50%, 02/01/2039	166	178		5.00%, 12/01/2023	103	111
4.50%, 04/01/2039	115	123		5.00%, 12/01/2023	46	50
4.50%, 04/01/2039	423	474		5.00%, 01/01/2024	197	215
4.50%, 04/01/2039	438	484		5.00%, 01/01/2024	119	130
4.50%, 06/01/2039	176	190		5.00%, 07/01/2024	82	90
4.50%, 06/01/2039	757	814		5.00%, 03/01/2027(e)	1,800	1,946
4.50%, 06/01/2039	241	267		5.00%, 04/01/2029	164	177
4.50%, 06/01/2039	567	628		5.00%, 03/01/2030	245	266
4.50%, 07/01/2039	494	546		5.00%, 08/01/2030	301	334
4.50%, 07/01/2039	228	252		5.00%, 05/01/2033	96	104
4.50%, 07/01/2039	478	515		5.00%, 05/01/2033	149	162
4.50%, 08/01/2039	245	270		5.00%, 07/01/2033	786	856
4.50%, 09/01/2039	249	268		5.00%, 08/01/2033	34	37
4.50%, 10/01/2039	493	531		5.00%, 09/01/2033	361	393
4.50%, 10/01/2039	823	886		5.00%, 11/01/2033	394	429
4.50%, 12/01/2039	183	197		5.00%, 02/01/2034	52	56
4.50%, 12/01/2039	239	258		5.00%, 03/01/2034	70	76
4.50%, 12/01/2039	577	645		5.00%, 05/01/2034	527	572
4.50%, 12/01/2039	256	286		5.00%, 02/01/2035	478	524
4.50%, 12/01/2039	427	471		5.00%, 03/01/2035	50	54
4.50%, 01/01/2040	567	634		5.00%, 04/01/2035	85	92
4.50%, 02/01/2040	394	437		5.00%, 06/01/2035	1,023	1,116
4.50%, 02/01/2040	245	270		5.00%, 07/01/2035	175	189
4.50%, 03/01/2040	34	37		5.00%, 07/01/2035	51	56
4.50%, 03/01/2040	285	306		5.00%, 07/01/2035	474	516

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 09/01/2035	$87	$94		5.50%, 04/01/2035	$184	$202
5.00%, 10/01/2035	246	267		5.50%, 04/01/2035	15	17
5.00%, 01/01/2036	463	504		5.50%, 08/01/2035	94	103
5.00%, 03/01/2036	462	501		5.50%, 09/01/2035	23	26
5.00%, 03/01/2036	1,008	1,096		5.50%, 10/01/2035	22	25
5.00%, 07/01/2036	523	571		5.50%, 10/01/2035	32	35
5.00%, 02/01/2037	38	41		5.50%, 12/01/2035	121	132
5.00%, 04/01/2037	9	10		5.50%, 01/01/2036	56	61
5.00%, 07/01/2037	150	163		5.50%, 04/01/2036	335	369
5.00%, 02/01/2038	1,169	1,267		5.50%, 04/01/2036	24	26
5.00%, 04/01/2038	205	222		5.50%, 05/01/2036	1,772	1,942
5.00%, 06/01/2038	64	69		5.50%, 07/01/2036	188	207
5.00%, 01/01/2039	273	303		5.50%, 08/01/2036	414	454
5.00%, 02/01/2039	468	526		5.50%, 09/01/2036	204	225
5.00%, 03/01/2039	212	230		5.50%, 09/01/2036	493	543
5.00%, 04/01/2039	287	317		5.50%, 11/01/2036	155	169
5.00%, 04/01/2039	183	199		5.50%, 11/01/2036	96	105
5.00%, 04/01/2039	464	512		5.50%, 01/01/2037	212	232
5.00%, 07/01/2039	393	437		5.50%, 02/01/2037	14	16
5.00%, 10/01/2039	338	375		5.50%, 02/01/2037	364	403
5.00%, 12/01/2039	592	651		5.50%, 05/01/2037	178	198
5.00%, 12/01/2039	238	267		5.50%, 06/01/2037	24	26
5.00%, 01/01/2040	475	533		5.50%, 07/01/2037	44	48
5.00%, 02/01/2040	552	625		5.50%, 07/01/2037	33	35
5.00%, 05/01/2040	217	235		5.50%, 08/01/2037	30	33
5.00%, 06/01/2040	537	587		5.50%, 01/01/2038	50	54
5.00%, 06/01/2040	152	165		5.50%, 01/01/2038	76	83
5.00%, 06/01/2040	478	531		5.50%, 02/01/2038	220	241
5.00%, 06/01/2040	41	45		5.50%, 02/01/2038	521	571
5.00%, 08/01/2040	716	782		5.50%, 03/01/2038	200	225
5.00%, 08/01/2040	248	268		5.50%, 03/01/2038	165	180
5.00%, 08/01/2040	209	230		5.50%, 05/01/2038	430	469
5.00%, 11/01/2040	305	331		5.50%, 05/01/2038	112	122
5.00%, 04/01/2041	233	253		5.50%, 06/01/2038	28	31
5.00%, 05/01/2041	282	310		5.50%, 06/01/2038	30	32
5.00%, 05/01/2041	324	353		5.50%, 07/01/2038	179	198
5.00%, 05/01/2041	390	426		5.50%, 07/01/2038	135	147
5.00%, 05/01/2041	382	417		5.50%, 08/01/2038	4	4
5.00%, 03/01/2042(e)	3,000	3,248		5.50%, 09/01/2038	59	64
5.15%, 06/01/2037(b)	110	119		5.50%, 10/01/2038	26	28
5.39%, 01/01/2036(b)	108	116		5.50%, 11/01/2038	112	122
5.50%, 02/01/2014	30	33		5.50%, 11/01/2038	1,417	1,544
5.50%, 02/01/2015	84	90		5.50%, 11/01/2038	156	170
5.50%, 01/01/2017	199	213		5.50%, 11/01/2038	108	118
5.50%, 05/01/2019	43	46		5.50%, 11/01/2038	103	113
5.50%, 01/01/2021	41	44		5.50%, 12/01/2038	224	246
5.50%, 05/01/2021	52	57		5.50%, 12/01/2038	144	158
5.50%, 10/01/2021	45	49		5.50%, 12/01/2038	89	97
5.50%, 11/01/2022	76	83		5.50%, 01/01/2039	138	150
5.50%, 02/01/2023	85	93		5.50%, 04/01/2039	102	112
5.50%, 07/01/2023	79	86		5.50%, 07/01/2039	563	617
5.50%, 12/01/2023	59	64		5.50%, 09/01/2039	253	276
5.50%, 01/01/2025	329	360		5.50%, 10/01/2039	115	126
5.50%, 05/01/2025	342	374		5.50%, 12/01/2039	470	527
5.50%, 08/01/2027	15	17		5.50%, 12/01/2039	202	221
5.50%, 06/01/2028	100	109		5.50%, 06/01/2040	95	105
5.50%, 09/01/2028	30	33		5.50%, 07/01/2040	186	205
5.50%, 01/01/2029	60	65		5.50%, 03/01/2042(e)	4,000	4,358
5.50%, 12/01/2029	196	214		6.00%, 01/01/2014	4	4
5.50%, 06/01/2033	122	134		6.00%, 01/01/2016	20	21
5.50%, 04/01/2034	419	462		6.00%, 10/01/2016	5	5
5.50%, 04/01/2034	563	621		6.00%, 06/01/2017	20	22
5.50%, 04/01/2034	309	341		6.00%, 06/01/2017	197	207
5.50%, 05/01/2034	332	365		6.00%, 11/01/2017	28	28
5.50%, 06/01/2034	16	18		6.00%, 05/01/2024	87	88
5.50%, 11/01/2034	274	302		6.00%, 12/01/2032	179	201
5.50%, 01/01/2035	66	73		6.00%, 01/01/2033	45	51
5.50%, 01/01/2035	319	352		6.00%, 10/01/2033	48	54
5.50%, 03/01/2035	133	147		6.00%, 12/01/2033	119	134

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
6.00%, 10/01/2034	$230	$259		6.50%, 01/01/2038	$130	$154
6.00%, 12/01/2034	85	95		6.50%, 02/01/2038	60	67
6.00%, 01/01/2035	320	357		6.50%, 03/01/2038	457	511
6.00%, 07/01/2035	330	372		6.50%, 03/01/2038	28	31
6.00%, 07/01/2035	902	1,000		6.50%, 05/01/2038	143	160
6.00%, 10/01/2035	308	343		6.50%, 05/01/2038	805	901
6.00%, 05/01/2036	43	48		6.50%, 09/01/2038	90	100
6.00%, 05/01/2036	27	30		6.50%, 01/01/2039	392	465
6.00%, 06/01/2036	221	243		6.50%, 05/01/2039	406	454
6.00%, 11/01/2036	47	52		6.50%, 10/01/2039	152	170
6.00%, 12/01/2036	729	800		6.50%, 03/01/2042(e)	1,500	1,663
6.00%, 02/01/2037	111	122		7.00%, 12/01/2037	189	225
6.00%, 02/01/2037	335	370		7.00%, 12/01/2037	183	217
6.00%, 03/01/2037	742	815		7.50%, 05/01/2031	62	76
6.00%, 03/01/2037	245	269				$235,084
6.00%, 06/01/2037	128	141		Government National Mortgage Association (GNMA) - 7.56%
6.00%, 07/01/2037	64	70
6.00%, 07/01/2037	86	94		2.00%, 10/20/2042(b)	400	417
6.00%, 09/01/2037	358	393		2.00%, 01/20/2043	399	416
6.00%, 10/01/2037	41	46		2.50%, 09/20/2027	972	1,015
6.00%, 11/01/2037	7	8		2.50%, 11/20/2040	310	325
6.00%, 11/01/2037	65	72		2.50%, 12/20/2040	176	185
6.00%, 11/01/2037	9	11		2.50%, 02/20/2042(b)	545	573
6.00%, 11/01/2037	41	45		2.50%, 01/20/2043(b)	399	420
6.00%, 12/01/2037	46	50		3.00%, 04/15/2027	678	721
6.00%, 12/01/2037	125	138		3.00%, 09/20/2027	966	1,027
6.00%, 01/01/2038	128	141		3.00%, 02/20/2041(b)	462	490
6.00%, 01/01/2038	178	195		3.00%, 11/20/2041(b)	774	820
6.00%, 02/01/2038	6	6		3.00%, 02/20/2042(b)	651	690
6.00%, 02/01/2038	66	73		3.00%, 04/20/2042(b)	1,582	1,680
6.00%, 03/01/2038	96	107		3.00%, 07/20/2042(b)	927	985
6.00%, 05/01/2038	120	132		3.00%, 03/01/2043(e)	1,300	1,363
6.00%, 05/01/2038	21	24		3.00%, 03/01/2043	6,900	7,226
6.00%, 05/01/2038	41	47		3.50%, 12/15/2025	103	110
6.00%, 05/01/2038	381	418		3.50%, 05/15/2026	153	164
6.00%, 05/01/2038	17	18		3.50%, 03/20/2027	319	343
6.00%, 05/01/2038	639	702		3.50%, 04/20/2027	655	703
6.00%, 05/01/2038	106	116		3.50%, 07/20/2040	158	168
6.00%, 08/01/2038	168	186		3.50%, 01/20/2041	434	468
6.00%, 09/01/2038	7	7		3.50%, 03/20/2041(b)	203	217
6.00%, 09/01/2038	515	565		3.50%, 11/15/2041	314	339
6.00%, 10/01/2038	352	386		3.50%, 11/20/2041	130	139
6.00%, 10/01/2038	89	97		3.50%, 01/15/2042	335	362
6.00%, 12/01/2038	82	90		3.50%, 01/20/2042	598	641
6.00%, 10/01/2039	229	251		3.50%, 02/15/2042	677	731
6.00%, 04/01/2040	470	516		3.50%, 02/15/2042	701	767
6.00%, 09/01/2040	158	173		3.50%, 02/20/2042	579	621
6.00%, 10/01/2040	523	574		3.50%, 03/01/2042(e)	1,300	1,402
6.00%, 03/01/2042(e)	1,000	1,096		3.50%, 03/15/2042	623	672
6.50%, 06/01/2016	5	5		3.50%, 03/20/2042	671	720
6.50%, 12/01/2016	114	122		3.50%, 04/20/2042	1,355	1,454
6.50%, 01/01/2017	1	1		3.50%, 05/20/2042	2,870	3,079
6.50%, 05/01/2018	2	3		3.50%, 06/20/2042	2,833	3,040
6.50%, 07/01/2020	24	26		3.50%, 07/20/2042	763	819
6.50%, 12/01/2031	5	6		3.50%, 08/20/2042	193	207
6.50%, 03/01/2032	24	28		3.50%, 03/01/2043	8,600	9,215
6.50%, 07/01/2032	50	57		4.00%, 08/15/2024	165	177
6.50%, 11/01/2033	67	79		4.00%, 12/15/2024	161	174
6.50%, 08/01/2034	173	196		4.00%, 11/15/2025	115	124
6.50%, 09/01/2034	164	185		4.00%, 05/15/2026	148	159
6.50%, 10/01/2034	42	50		4.00%, 06/15/2039	77	84
6.50%, 07/01/2037	62	70		4.00%, 07/20/2040	317	344
6.50%, 07/01/2037	78	88		4.00%, 08/15/2040	224	245
6.50%, 08/01/2037	225	251		4.00%, 09/15/2040	255	279
6.50%, 09/01/2037	35	39		4.00%, 09/15/2040	316	353
6.50%, 10/01/2037	894	1,000		4.00%, 10/15/2040	329	367
6.50%, 11/01/2037	449	502		4.00%, 11/15/2040	336	367
6.50%, 11/01/2037	47	52		4.00%, 11/15/2040	52	57
6.50%, 12/01/2037	33	39		4.00%, 11/20/2040	226	247

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)(continued)				Government National Mortgage Association (GNMA)(continued)

4.00%, 12/20/2040	$329	$367		4.50%, 04/15/2041	$238	$260
4.00%, 01/15/2041	329	358		4.50%, 04/15/2041	531	580
4.00%, 01/15/2041	263	286		4.50%, 04/20/2041	510	557
4.00%, 01/15/2041	775	843		4.50%, 05/15/2041	292	321
4.00%, 01/20/2041	723	792		4.50%, 05/15/2041	323	358
4.00%, 05/15/2041	48	53		4.50%, 06/15/2041	323	353
4.00%, 05/15/2041	364	397		4.50%, 06/20/2041	571	625
4.00%, 05/15/2041	255	277		4.50%, 07/15/2041	241	263
4.00%, 06/15/2041	57	63		4.50%, 07/20/2041	2,954	3,235
4.00%, 07/15/2041	504	548		4.50%, 08/20/2041	448	490
4.00%, 07/15/2041	329	358		4.50%, 09/20/2041	268	294
4.00%, 07/20/2041	279	303		4.50%, 11/20/2041	1,449	1,587
4.00%, 07/20/2041(b)	238	255		4.50%, 12/20/2041	281	308
4.00%, 08/15/2041	212	231		4.50%, 01/20/2042	2,022	2,208
4.00%, 09/15/2041	679	739		4.50%, 02/20/2042	1,089	1,193
4.00%, 09/20/2041	59	64		4.50%, 03/01/2042(e)	800	874
4.00%, 10/15/2041	396	431		4.50%, 03/20/2042	294	324
4.00%, 10/15/2041	309	336		4.50%, 04/20/2042	604	664
4.00%, 11/20/2041	1,203	1,299		4.50%, 03/01/2043	1,000	1,089
4.00%, 12/15/2041	829	901		5.00%, 08/15/2033	413	451
4.00%, 12/15/2041	526	572		5.00%, 02/15/2034	467	515
4.00%, 12/20/2041	459	496		5.00%, 08/15/2035	313	344
4.00%, 01/20/2042	1,041	1,123		5.00%, 05/15/2038	277	303
4.00%, 02/20/2042	2,147	2,317		5.00%, 06/20/2038	380	416
4.00%, 03/01/2042(e)	1,100	1,196		5.00%, 10/15/2038	201	219
4.00%, 03/01/2042	1,500	1,618		5.00%, 05/15/2039	116	127
4.00%, 03/20/2042	2,427	2,619		5.00%, 06/15/2039	249	279
4.50%, 04/20/2026	111	121		5.00%, 06/15/2039	284	319
4.50%, 06/15/2034	10	11		5.00%, 06/20/2039	360	394
4.50%, 03/15/2039	265	290		5.00%, 07/15/2039	287	324
4.50%, 03/15/2039	248	276		5.00%, 07/15/2039	249	273
4.50%, 03/20/2039	466	508		5.00%, 07/15/2039	263	288
4.50%, 05/15/2039	203	223		5.00%, 07/15/2039	226	252
4.50%, 05/15/2039	212	233		5.00%, 08/15/2039	261	292
4.50%, 05/15/2039	189	208		5.00%, 09/15/2039	270	295
4.50%, 05/15/2039	416	463		5.00%, 09/15/2039	268	300
4.50%, 06/15/2039	771	855		5.00%, 09/15/2039	123	135
4.50%, 07/15/2039	186	204		5.00%, 09/15/2039	272	303
4.50%, 11/15/2039	189	207		5.00%, 11/15/2039	289	326
4.50%, 11/15/2039	1,466	1,616		5.00%, 12/15/2039	76	83
4.50%, 12/15/2039	485	538		5.00%, 02/15/2040	287	323
4.50%, 01/15/2040	548	608		5.00%, 02/15/2040	293	330
4.50%, 02/15/2040	188	207		5.00%, 02/15/2040	366	403
4.50%, 02/15/2040	90	99		5.00%, 04/15/2040	212	233
4.50%, 02/15/2040	173	190		5.00%, 05/15/2040	272	299
4.50%, 02/15/2040	114	125		5.00%, 05/20/2040	95	105
4.50%, 02/15/2040	286	314		5.00%, 06/15/2040	455	499
4.50%, 02/15/2040	99	108		5.00%, 06/15/2040	250	275
4.50%, 03/15/2040	346	380		5.00%, 06/20/2040	443	493
4.50%, 05/15/2040	210	231		5.00%, 07/15/2040	210	231
4.50%, 06/15/2040	296	326		5.00%, 07/20/2040	452	502
4.50%, 06/15/2040	250	275		5.00%, 01/20/2041	228	251
4.50%, 07/15/2040	211	232		5.00%, 02/20/2041	557	616
4.50%, 07/15/2040	270	297		5.00%, 05/20/2041	522	577
4.50%, 08/15/2040	377	415		5.00%, 06/20/2041	138	153
4.50%, 08/15/2040	345	383		5.00%, 07/20/2041	215	239
4.50%, 08/15/2040	285	313		5.00%, 08/20/2041	1,590	1,758
4.50%, 08/15/2040	305	335		5.00%, 10/20/2041	182	200
4.50%, 09/15/2040	374	411		5.00%, 11/20/2041	530	590
4.50%, 09/15/2040	298	330		5.00%, 12/20/2041	412	449
4.50%, 10/15/2040	337	374		5.00%, 02/20/2042	507	564
4.50%, 12/15/2040	197	216		5.00%, 03/01/2042(e)	1,000	1,091
4.50%, 01/20/2041	369	407		5.00%, 04/20/2042	639	699
4.50%, 01/20/2041	371	411		5.00%, 03/01/2043	2,200	2,408
4.50%, 02/20/2041	458	504		5.50%, 06/15/2014	1	1
4.50%, 02/20/2041	367	407		5.50%, 01/15/2024	81	88
4.50%, 03/15/2041	206	225		5.50%, 11/15/2033	221	244
4.50%, 03/20/2041	251	275		5.50%, 03/15/2034	79	87
4.50%, 03/20/2041	367	407		5.50%, 04/15/2034	91	100

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)(continued)
				U.S. Treasury (continued)
				0.25%, 06/30/2014	$3,000	$3,002
5.50%, 07/15/2034	$65	$72		0.25%, 08/31/2014	4,160	4,162
5.50%, 11/15/2034	294	328		0.25%, 09/15/2014	1,411	1,412
5.50%, 02/15/2035	163	180
5.50%, 03/15/2036	115	126		0.25%, 09/30/2014	2,000	2,001
5.50%, 04/15/2036	160	176		0.25%, 10/31/2014	7,000	7,003
				0.25%, 11/30/2014	4,500	4,502
5.50%, 12/15/2036	103	113		0.25%, 12/15/2014	1,757	1,758
5.50%, 04/15/2037	330	362
5.50%, 05/15/2038	202	222		0.25%, 01/15/2015	1,012	1,012
				0.25%, 01/31/2015	4,000	4,001
5.50%, 06/15/2038	174	191		0.25%, 02/15/2015	947	947
5.50%, 06/15/2038	422	463
5.50%, 10/20/2038	479	525		0.25%, 05/15/2015	3,000	2,999
				0.25%, 07/15/2015	8,280	8,272
5.50%, 11/15/2038	198	218		0.25%, 08/15/2015	3,000	2,996
5.50%, 12/20/2038	191	210
5.50%, 01/15/2039	342	375		0.25%, 09/15/2015	3,000	2,996
				0.25%, 10/15/2015	4,600	4,593
5.50%, 01/15/2039	54	60		0.25%, 12/15/2015	13,000	12,972
5.50%, 01/15/2039	174	191
5.50%, 01/15/2039	635	700		0.38%, 11/15/2014	2,971	2,979
				0.38%, 03/15/2015	2,971	2,978
5.50%, 02/15/2039	161	176		0.38%, 04/15/2015	6,723	6,739
5.50%, 05/15/2039	48	53
5.50%, 12/15/2039	249	273		0.38%, 06/15/2015	3,000	3,007
				0.38%, 11/15/2015	3,200	3,205
5.50%, 07/20/2040	209	229		0.38%, 01/15/2016	3,000	3,003
5.50%, 11/15/2040	162	178
5.50%, 04/20/2041	516	567		0.50%, 08/15/2014	1,486	1,492
				0.50%, 10/15/2014	1,485	1,492
5.50%, 10/20/2041	509	559		0.50%, 07/31/2017	3,300	3,279
5.50%, 11/20/2041	565	621
6.00%, 07/20/2028	1	2		0.63%, 07/15/2014	5,486	5,517
				0.63%, 05/31/2017	3,560	3,563
6.00%, 07/15/2032	7	8		0.63%, 08/31/2017	5,600	5,593
6.00%, 12/15/2032	10	11
6.00%, 10/15/2034	190	217		0.63%, 09/30/2017	2,700	2,693
				0.63%, 11/30/2017	6,765	6,738
6.00%, 04/15/2035	163	185		0.75%, 06/15/2014	2,600	2,618
6.00%, 04/15/2036	108	122
6.00%, 06/15/2036	262	297		0.75%, 06/30/2017	3,240	3,257
				0.75%, 10/31/2017	3,604	3,613
6.00%, 04/15/2037	359	407		0.75%, 12/31/2017	8,495	8,503
6.00%, 05/15/2037	230	260
6.00%, 10/20/2037	511	579		0.88%, 11/30/2016	3,343	3,389
				0.88%, 12/31/2016	3,915	3,967
6.00%, 11/20/2037	193	219		0.88%, 01/31/2017	1,618	1,640
6.00%, 01/15/2038	223	253
6.00%, 01/15/2038	131	148		0.88%, 02/28/2017	2,361	2,391
				0.88%, 04/30/2017	6,236	6,309
6.00%, 08/15/2038	142	162		0.88%, 01/31/2018	4,920	4,949
6.00%, 10/15/2038	57	65
6.00%, 11/15/2038	365	414		0.88%, 07/31/2019	3,500	3,448
				1.00%, 05/15/2014	1,114	1,125
6.00%, 12/15/2038	179	203		1.00%, 08/31/2016	2,551	2,599
6.00%, 09/15/2039	443	502
6.00%, 09/15/2039	307	351		1.00%, 09/30/2016	2,971	3,027
				1.00%, 10/31/2016	3,714	3,784
6.00%, 04/15/2040	49	56		1.00%, 03/31/2017	3,857	3,923
6.00%, 12/15/2040	168	190
6.00%, 01/20/2042	568	643		1.00%, 06/30/2019	2,650	2,635
6.00%, 03/01/2042(e)	1,200	1,358		1.00%, 08/31/2019	2,500	2,479
6.50%, 05/15/2023	4	4		1.00%, 09/30/2019	2,700	2,674
6.50%, 10/20/2028	6	7		1.00%, 11/30/2019	1,000	988
				1.13%, 05/31/2019	3,000	3,010
6.50%, 05/20/2029	4	5		1.13%, 12/31/2019	3,000	2,983
6.50%, 02/20/2032	3	3
6.50%, 05/20/2032	34	40		1.25%, 02/15/2014	2,757	2,785
6.50%, 05/15/2037	233	265		1.25%, 03/15/2014	1,996	2,018
6.50%, 08/20/2038	159	180		1.25%, 04/15/2014	8,820	8,925
				1.25%, 08/31/2015	2,294	2,349
6.50%, 09/15/2038	199	226		1.25%, 09/30/2015	3,634	3,723
7.00%, 01/15/2028	5	5
7.00%, 03/15/2029	9	11		1.25%, 10/31/2015	4,702	4,818
				1.25%, 01/31/2019	1,828	1,856
7.00%, 07/15/2031	5	6		1.25%, 04/30/2019	2,314	2,342
8.00%, 08/20/2029	2	2		1.25%, 10/31/2019	5,000	5,027
		$131,314		1.38%, 11/30/2015	2,390	2,458
U.S. Treasury - 36.61%				1.38%, 09/30/2018	1,857	1,904
0.13%, 07/31/2014	3,500	3,496		1.38%, 11/30/2018	884	905
0.13%, 12/31/2014	8,470	8,454		1.38%, 12/31/2018	743	760
0.25%, 02/28/2014	2,971	2,973		1.38%, 02/28/2019	2,228	2,276
0.25%, 03/31/2014	3,971	3,974		1.38%, 01/31/2020	3,500	3,533
0.25%, 04/30/2014	5,914	5,917		1.50%, 06/30/2016	2,936	3,040
0.25%, 05/31/2014	4,000	4,002		1.50%, 07/31/2016	2,897	3,001

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)				U.S. Treasury (continued)
1.50%, 08/31/2018	$3,106	$3,208		3.50%, 05/15/2020	$3,618	$4,173
1.50%, 03/31/2019	1,821	1,872		3.50%, 02/15/2039	2,632	2,878
1.63%, 08/15/2022	4,325	4,255		3.63%, 08/15/2019	2,911	3,372
1.63%, 11/15/2022	9,166	8,976		3.63%, 02/15/2020	5,014	5,823
1.75%, 03/31/2014	5,955	6,056		3.63%, 02/15/2021	3,595	4,183
1.75%, 07/31/2015	4,932	5,104		3.75%, 11/15/2018	2,103	2,435
1.75%, 05/31/2016	4,132	4,312		3.75%, 08/15/2041	3,135	3,563
1.75%, 10/31/2018	2,786	2,913		3.88%, 05/15/2018	2,858	3,304
1.75%, 05/15/2022	3,586	3,583		3.88%, 08/15/2040	1,316	1,530
1.88%, 02/28/2014	1,828	1,859		4.00%, 02/15/2014	7,404	7,674
1.88%, 04/30/2014	3,337	3,402		4.00%, 02/15/2015	3,052	3,275
1.88%, 06/30/2015	1,945	2,018		4.13%, 05/15/2015	750	813
1.88%, 08/31/2017	3,268	3,445		4.25%, 08/15/2014	3,947	4,179
1.88%, 09/30/2017	1,917	2,020		4.25%, 11/15/2014	955	1,020
1.88%, 10/31/2017	1,656	1,746		4.25%, 08/15/2015	1,634	1,792
2.00%, 01/31/2016	2,156	2,259		4.25%, 11/15/2017	1,537	1,790
2.00%, 04/30/2016	2,315	2,432		4.25%, 05/15/2039	780	964
2.00%, 11/15/2021	4,511	4,639		4.25%, 11/15/2040	3,057	3,779
2.00%, 02/15/2022	3,831	3,926		4.38%, 02/15/2038	680	854
2.13%, 11/30/2014	3,098	3,200		4.38%, 11/15/2039	2,593	3,266
2.13%, 05/31/2015	2,533	2,638		4.38%, 05/15/2040	2,401	3,027
2.13%, 12/31/2015	2,527	2,655		4.38%, 05/15/2041	3,375	4,257
2.13%, 02/29/2016	1,168	1,230		4.50%, 11/15/2015	2,086	2,320
2.13%, 08/15/2021	1,504	1,568		4.50%, 02/15/2016	195	219
2.25%, 05/31/2014	1,857	1,904		4.50%, 05/15/2017	81	95
2.25%, 01/31/2015	3,020	3,136		4.50%, 02/15/2036	2,604	3,322
2.25%, 03/31/2016	206	217		4.50%, 05/15/2038	275	351
2.25%, 11/30/2017	1,176	1,260		4.50%, 08/15/2039	1,987	2,550
2.25%, 07/31/2018	143	153		4.63%, 11/15/2016	1,337	1,540
2.38%, 08/31/2014	3,820	3,943		4.63%, 02/15/2017	891	1,033
2.38%, 09/30/2014	6,799	7,032		4.63%, 02/15/2040	1,820	2,382
2.38%, 10/31/2014	3,603	3,731		4.75%, 05/15/2014	3,704	3,907
2.38%, 02/28/2015	3,450	3,596		4.75%, 08/15/2017	2,524	2,981
2.38%, 07/31/2017	1,501	1,614		4.75%, 02/15/2037	2,467	3,263
2.50%, 03/31/2015	3,343	3,499		4.75%, 02/15/2041	1,541	2,058
2.50%, 04/30/2015	3,507	3,676		4.88%, 08/15/2016	2,228	2,567
2.50%, 06/30/2017	1,411	1,525		5.00%, 05/15/2037	3,704	5,068
2.63%, 06/30/2014	3,031	3,128		5.25%, 11/15/2028	375	507
2.63%, 07/31/2014	2,301	2,380		5.25%, 02/15/2029	373	505
2.63%, 12/31/2014	3,249	3,391		5.38%, 02/15/2031	2,856	3,975
2.63%, 04/30/2016	1,405	1,503		6.00%, 02/15/2026	1,635	2,325
2.63%, 01/31/2018	1,114	1,215		6.13%, 11/15/2027	2,399	3,498
2.63%, 08/15/2020	2,518	2,746		6.13%, 08/15/2029	200	297
2.63%, 11/15/2020	5,567	6,061		6.25%, 08/15/2023	966	1,367
2.75%, 11/30/2016	1,663	1,801		6.25%, 05/15/2030	1,867	2,819
2.75%, 05/31/2017	1,842	2,008		6.38%, 08/15/2027	660	981
2.75%, 12/31/2017	2,377	2,606		6.50%, 11/15/2026	3,028	4,517
2.75%, 02/28/2018	371	408		6.63%, 02/15/2027	817	1,234
2.75%, 08/15/2042	1,866	1,739		6.75%, 08/15/2026	594	902
2.75%, 11/15/2042	1,084	1,009		6.88%, 08/15/2025	836	1,267
2.88%, 03/31/2018	1,328	1,467		7.25%, 05/15/2016	146	178
3.00%, 08/31/2016	2,486	2,705		7.25%, 08/15/2022	957	1,422
3.00%, 09/30/2016	90	98		7.50%, 11/15/2016	3,424	4,302
3.00%, 02/28/2017	3,433	3,765		7.63%, 11/15/2022	585	893
3.00%, 05/15/2042	3,435	3,379		7.88%, 02/15/2021	371	553
3.13%, 10/31/2016	3,726	4,082		8.00%, 11/15/2021	411	626
3.13%, 01/31/2017	1,813	1,994		8.13%, 08/15/2019	116	167
3.13%, 04/30/2017	1,768	1,952		8.50%, 02/15/2020	223	332
3.13%, 05/15/2019	24,685	27,809		8.75%, 05/15/2017	3,372	4,517
3.13%, 05/15/2021	3,194	3,591		8.75%, 05/15/2020	1,236	1,879
3.13%, 11/15/2041	2,619	2,648		8.88%, 08/15/2017	1,500	2,044
3.13%, 02/15/2042	3,305	3,338		9.25%, 02/15/2016	3,827	4,828
3.25%, 05/31/2016	1,619	1,768		9.88%, 11/15/2015	186	233
3.25%, 06/30/2016	743	812		10.63%, 08/15/2015	961	1,204
3.25%, 07/31/2016	1,486	1,628				$635,868
3.25%, 12/31/2016	1,370	1,511		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.25%, 03/31/2017	1,204	1,334		OBLIGATIONS		$1,132,784
3.38%, 11/15/2019	4,154	4,753
3.50%, 02/15/2018	2,563	2,905

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
February 28, 2013 (unaudited)

				Portfolio Summary (unaudited)
	Maturity			Sector	Percent
REPURCHASE AGREEMENTS - 8.21%	Amount (000's)	Value(000	's)	Government	44 .18%
				Mortgage Securities	30.38%
Banks- 8.21%				Financial	16 .32%
Investment in Joint Trading Account; Credit	$15,454	$15,454		Consumer, Non-cyclical	3 .14%
Suisse Repurchase Agreement; 0.16%				Communications	2.80%
dated 02/28/2013 maturing 03/01/2013				Energy	2.57%
(collateralized by US Government				Utilities	1 .67%
Securities; $15,763,172; 4.38% - 6.13%;				Industrial	1 .28%
dated 11/15/27 - 11/15/39)				Consumer, Cyclical	1 .07%
Investment in Joint Trading Account; Deutsche	37,090	37,090		Basic Materials	1.06%
Bank Repurchase Agreement; 0.19% dated				Technology	0 .75%
02/28/2013 maturing 03/01/2013				Revenue Bonds	0.51%
(collateralized by US Government				General Obligation Unlimited	0 .39%
Securities; $37,831,611; 0.00% - 7.25%;				Asset Backed Securities	0 .33%
dated 03/25/13 - 05/15/30)				Insured	0.04%
Investment in Joint Trading Account; JP	32,454	32,454		General Obligation Limited	0 .02%
Morgan Repurchase Agreement; 0.16%				Liabilities in Excess of Other Assets, Net	(6 .51)%
dated 02/28/2013 maturing 03/01/2013				TOTAL NET ASSETS	100.00%
(collateralized by US Government
Securities; $33,102,660; 0.00% - 10.35%;
dated 03/15/13 - 02/15/42)
Investment in Joint Trading Account; Merrill	32,957	32,957
Lynch Repurchase Agreement; 0.13%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $33,615,783; 0.00% - 9.38%;
dated 07/01/13 - 11/07/36)
Investment in Joint Trading Account; Morgan	24,727	24,726
Stanley Repurchase Agreement; 0.15%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $25,221,074; 0.00% - 3.88%;
dated 06/14/13 - 12/27/22)
		$142,681
TOTAL REPURCHASE AGREEMENTS		$142,681
Total Investments		$1,850,022
Liabilities in Excess of Other Assets, Net - (6.51)%		$(113,065)
TOTAL NET ASSETS - 100.00%		$1,736,957

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,879 or 0.34% of net assets.
(b)	Variable Rate. Rate shown is in effect at February 28, 2013.
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $485 or 0.03% of net assets.
(d)	Non-Income Producing Security
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

COMMON STOCKS - 40.61%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 0.03%				Mining (continued)
Adecoagro SA (a)	52,963	$416		Kinross Gold Corp	110,244		$840
				Newcrest Mining Ltd	37,754		866
				Northern Dynasty Minerals Ltd (a)	64,297		204
Building Materials - 0.17%				Platinum Group Metals Ltd (a)	159,847		225
Indocement Tunggal Prakarsa Tbk PT	533,640	1,211
Semen Indonesia Persero Tbk PT	780,023	1,399		Randgold Resources Ltd ADR	19,480		1,614
				Rio Tinto PLC ADR	37,955		2,036
		$2,610		Silver Wheaton Corp	42,128		1,332
Chemicals - 0.10%				Southern Copper Corp	23,047		871
Mosaic Co/The	27,530	1,612		Tahoe Resources Inc (a)	35,960		544
				Xstrata PLC	55,008		965
Coal - 0.17%							$21,260
Adaro Energy Tbk PT	5,316,022	862		Oil & Gas - 4.60%
Consol Energy Inc	55,267	1,777		Africa Oil Corp (a)	63,588		442
		$2,639		Africa Oil Corp (a)	6,686		46
				Anadarko Petroleum Corp	45,449		3,617
Commercial Services - 0.63%				Bankers Petroleum Ltd (a)	223,943		667
Abertis Infraestructuras SA	216,475	3,796		Berry Petroleum Co	9,777		448
Anhui Expressway Co	1,204,000	689		Bonanza Creek Energy Inc (a)	42,636		1,442
DP World Ltd	179,600	2,335		Carrizo Oil & Gas Inc (a)	21,681		509
Jiangsu Expressway Co Ltd	1,141,200	1,152		Cheniere Energy Inc (a)	68,523		1,460
Sichuan Expressway Co Ltd	1,934,900	665		Cimarex Energy Co	31,353		2,110
Zhejiang Expressway Co Ltd	1,427,000	1,199		Cobalt International Energy Inc (a)	92,686		2,287
		$9,836		Concho Resources Inc (a)	39,176		3,524
Electric - 1.39%				Denbury Resources Inc (a)	151,383		2,743
DUET Group	1,091,762	2,459		Energy XXI Bermuda Ltd	47,566		1,414
Northeast Utilities	207,600	8,617		Ensco PLC	36,633		2,203
PG&E Corp	171,200	7,300		EOG Resources Inc	29,392		3,695
Spark Infrastructure Group	698,600	1,168		Far East Energy Corp (a)	269,636		23
Transmissora Alianca de Energia Eletrica SA(b)	179,600	2,110		FX Energy Inc (a)	17,499		62
				Helmerich & Payne Inc	26,530		1,758
		$21,654		HollyFrontier Corp	31,729		1,783
				Kodiak Oil & Gas Corp (a)	165,326		1,471
Engineering & Construction - 0.23%				Kosmos Energy Ltd (a)	66,452		726
Ferrovial SA	3,100	48		Laredo Petroleum Holdings Inc (a)	40,623		696
Flughafen Zuerich AG	7,700	3,557		Marathon Oil Corp	84,582		2,834
		$3,605		Marathon Petroleum Corp	25,994		2,154
				MEG Energy Corp (a)	25,642		828
Gas - 3.97%				MEG Energy Corp (a),(c)	6,400		207
Beijing Enterprises Holdings Ltd	698,700	5,345		Newfield Exploration Co (a)	46,096		1,066
Hong Kong & China Gas Co Ltd	3,080,600	8,597
Keyera Corp	93,200	4,921		Noble Energy Inc	43,461		4,817
National Grid PLC	1,133,404	12,522		Occidental Petroleum Corp	22,762		1,874
Sempra Energy	143,400	11,151		Oil Search Ltd	130,878		1,031
Snam SpA	1,278,200	6,052		Pacific Rubiales Energy Corp	42,486		1,040
				PDC Energy Inc (a)	37,257		1,738
Southwest Gas Corp	79,000	3,579
Tokyo Gas Co Ltd	1,558,100	7,525		Petroleo Brasileiro SA ADR	53,498		785
Western Gas Equity Partners LP	63,500	2,157		Pioneer Natural Resources Co	6,574		827
				QGEP Participacoes SA	46,873		295
		$61,849		Quicksilver Resources Inc (a)	133,109		248
Holding Companies - Diversified - 0.11%				Range Resources Corp	25,716		1,975
Wharf Holdings Ltd	187,233	1,635		Rosetta Resources Inc (a)	46,884		2,282
				Rowan Cos PLC (a)	58,239		2,015
				Royal Dutch Shell PLC ADR	29,754		1,953
Iron & Steel - 0.13%				Sanchez Energy Corp (a)	48,043		889
Reliance Steel & Aluminum Co	31,028	2,066		Southwestern Energy Co (a)	59,345		2,034
				Suncor Energy Inc	88,859		2,688
Lodging - 0.09%				Talisman Energy Inc	100,231		1,257
City Developments Ltd	154,000	1,384		Tullow Oil PLC	91,572		1,682
				Whiting Petroleum Corp (a)	40,880		1,991
Mining - 1.37%							$71,636
African Rainbow Minerals Ltd	54,791	1,160		Oil & Gas Services - 2.04%
Alamos Gold Inc	88,272	1,237		Cameron International Corp (a)	82,776		5,275
B2Gold Corp (a)	286,225	866		Core Laboratories NV	12,353		1,694
BHP Billiton Ltd ADR	40,766	3,052		Dresser-Rand Group Inc (a)	39,962		2,464
Detour Gold Corp (a)	35,589	695		Dril-Quip Inc (a)	47,579		3,912
Eldorado Gold Corp	145,171	1,433		FMC Technologies Inc (a)	41,809		2,170
First Quantum Minerals Ltd	89,091	1,660		Halliburton Co	98,006		4,068
Freeport-McMoRan Copper & Gold Inc	32,221	1,028		Lufkin Industries Inc	25,398		1,645
Guyana Goldfields Inc (a)	117,225	365		National Oilwell Varco Inc	47,857		3,261
Ivanplats Ltd (a)	65,900	267		Schlumberger Ltd	53,580		4,171

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas Services (continued)				REITS (continued)
Targa Resources Corp	51,500	$3,142		Campus Crest Communities Inc	24,871		$312
		$31,802		Canadian Real Estate Investment Trust	24,675		1,125
				Colonial Properties Trust	29,291		631
Pipelines - 15.47%				Corrections Corp of America	16,500		633
Access Midstream Partners LP (b)	208,630	7,769
				CubeSmart	66,900		986
Buckeye Partners LP	64,700	3,604		DDR Corp	62,300		1,076
Copano Energy LLC	36,155	1,394		Dundee Real Estate Investment Trust	17,900		639
DCP Midstream Partners LP	58,179	2,364		DuPont Fabros Technology Inc	13,901		322
Enbridge Inc	388,212	17,309		EPR Properties	24,325		1,187
Energy Transfer Equity LP	170,100	9,048		Equity One Inc	23,805		560
Energy Transfer Partners LP	165,000	7,905		Equity Residential	31,139		1,714
Enterprise Products Partners LP	295,455	16,743		Essex Property Trust Inc	5,118		762
Holly Energy Partners LP (b)	44,800	1,848
				Extra Space Storage Inc	29,563		1,107
Kinder Morgan Energy Partners LP	110,510	9,649		Federal Realty Investment Trust	11,879		1,262
Kinder Morgan Inc/Delaware	432,687	16,040		Federation Centres	706,544		1,769
Magellan Midstream Partners LP (b)	335,270	16,817
				First Industrial Realty Trust Inc	77,626		1,232
MarkWest Energy Partners LP	104,930	5,999		General Growth Properties Inc	64,906		1,242
MPLX LP	76,080	2,487		Great Portland Estates PLC	207,407		1,545
Oiltanking Partners LP (b)	29,511	1,296
				Hammerson PLC	156,917		1,174
ONEOK Inc	130,700	5,880		HCP Inc	6,858		335
ONEOK Partners LP	132,965	7,288		Health Care REIT Inc	16,380		1,051
Pembina Pipeline Corp	169,840	4,757		Host Hotels & Resorts Inc	98,821		1,647
Plains All American Pipeline LP	309,800	16,962		Land Securities Group PLC	104,538		1,313
Regency Energy Partners LP (b)	286,600	6,818
				Link REIT/The	116,500		623
Spectra Energy Corp	316,100	9,180		Mapletree Greater China Commercial Trust(a),(d)	134,000		101
Sunoco Logistics Partners LP	174,505	10,912
Targa Resources Partners LP	145,900	6,010		Mirvac Group	633,156		1,059
Tesoro Logistics LP	70,454	3,516		Nippon Building Fund Inc	23		257
TransCanada Corp	319,600	14,888		Northern Property Real Estate Investment Trust	20,600		636
Veresen Inc	95,900	1,203
Western Gas Partners LP (b)	142,550	7,817
				Pebblebrook Hotel Trust	26,000		622
Williams Cos Inc/The	488,714	16,963		Pennsylvania Real Estate Investment Trust	23,900		431
Williams Partners LP	164,935	8,197		Prologis Inc	72,339		2,817
		$240,663		Public Storage	12,848		1,943
Real Estate - 1.53%				Ramco-Gershenson Properties Trust	16,403		259
Agile Property Holdings Ltd	478,000	616		Retail Properties of America Inc	41,944		621
Atrium European Real Estate Ltd (b)	111,691	670		Saul Centers Inc	13,200		578
CapitaLand Ltd	430,000	1,351		Senior Housing Properties Trust	48,382		1,214
Citycon OYJ	171,946	558		Simon Property Group Inc	35,775		5,683
Citycon OYJ - Rights (a)	171,946	47		SL Green Realty Corp	19,369		1,581
Country Garden Holdings Co Ltd (a)	1,260,000	646		Starhill Global REIT	626,000		442
Fabege AB	100,690	1,111		Stockland	311,119		1,195
Greentown China Holdings Ltd (a)	238,500	462		Strategic Hotels & Resorts Inc (a)	63,465		462
GSW Immobilien AG	1	—		Sunstone Hotel Investors Inc (a)	45,700		518
Hang Lung Group Ltd	127,000	772		Suntec Real Estate Investment Trust	504,700		732
Henderson Land Development Co Ltd	173,864	1,208		Taubman Centers Inc	16,000		1,227
Hongkong Land Holdings Ltd	211,300	1,630		Top REIT Inc (b)	53		248
Hufvudstaden AB	52,549	723		Unibail-Rodamco SE	4,642		1,056
Hyprop Investments Ltd	76,567	613		Vastned Retail NV	14,588		616
Jones Lang LaSalle Inc	4,700	454		Ventas Inc	10,612		751
LEG Immobilien AG (a)	10,289	591		Vornado Realty Trust	26,500		2,126
Mitsubishi Estate Co Ltd	110,600	2,757		Wereldhave NV	12,927		904
Mitsui Fudosan Co Ltd	99,000	2,518		Westfield Group	284,768		3,254
Shimao Property Holdings Ltd	159,500	320		Workspace Group PLC	147,617		765
Sino Land Co Ltd	552,000	1,002					$80,302
Sumitomo Realty & Development Co Ltd	49,000	1,657		Telecommunications - 1.41%
Sun Hung Kai Properties Ltd	141,000	2,182		Crown Castle International Corp (a)	164,500		11,482
Swire Properties Ltd	224,400	838		Eutelsat Communications SA	54,700		1,967
Unite Group PLC	143,402	629		SBA Communications Corp (a)	119,200		8,477
Vista Land & Lifescapes Inc	3,479,800	469					$21,926
		$23,824
				Transportation - 1.54%
REITS - 5.16%				Groupe Eurotunnel SA	682,500		5,766
American Tower Corp	207,419	16,096		Guangshen Railway Co Ltd	2,896,900		1,383
Apartment Investment & Management Co	38,150	1,130		Hutchison Port Holdings Trust	2,952,600		2,388
Astro Japan Property Group (b)	185,241	680
				Koninklijke Vopak NV	80,800		5,805
Australand Property Group	207,472	736		Norfolk Southern Corp	72,200		5,274
AvalonBay Communities Inc	7,404	924		Union Pacific Corp	23,800		3,263
Boardwalk Real Estate Investment Trust	14,900	934					$23,879
Boston Properties Inc	22,383	2,325
Camden Property Trust	16,374	1,132

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held		Value(000	's)	COMMODITY INDEXED STRUCTURED	Principal
Water- 0.47%					NOTES (continued)	Amount (000's)	Value	(000	's)
Cia de Saneamento Basico do Estado de Sao		25,600	$1,238		Banks (continued)
Paulo ADR(a)					JP Morgan Chase Bank NA; Dow Jones - UBS
United Utilities Group PLC		547,200	6,111		Commodity Index Linked Note
			$7,349		0.19%, 10/20/2013(c),(e)	$10,000		$8,207
TOTAL COMMON STOCKS			$631,947		Societe Generale; Dow Jones - UBS
	Principal				Commodity Index Linked Note
BONDS- 8.15%	Amount (000's)		Value(000	's)	0.20%, 07/01/2013(e)	10,200		12,066
					UBS; Dow Jones - UBS Commodity Index
Federal & Federally Sponsored Credit - 3.03%					Linked Note
Federal Farm Credit Banks					0.04%, 03/24/2014(e)	4,300		3,917
0.18%, 07/16/2014(e)		$7,000	$7,001		0.05%, 08/16/2013(e)	2,500		2,235
0.22%, 10/23/2014		6,500	6,501		0.05%, 08/16/2013(e)	4,000		3,779
0.23%, 12/30/2013(e)		7,000	7,004		0.05%, 11/04/2013(e)	2,000		1,606
0.24%, 09/08/2014(e)		8,130	8,137
0.25%, 05/21/2014(e)		9,000	9,007					$70,438
0.25%, 06/11/2014(e)		4,500	4,504		Supranational Bank - 0.92%
0.30%, 04/21/2014		5,000	5,005		International Bank for Reconstruction &
			$47,159		Development; Dow Jones - UBS Commodity
					Index Linked Note
Finance - Mortgage Loan/Banker - 4.37%					0.29%, 12/20/2013(e)	15,900		14,338
Fannie Mae
0.36%, 06/23/2014(e)		6,725	6,740
0.38%, 08/09/2013(e)		2,000	2,002		TOTAL COMMODITY INDEXED STRUCTURED NOTES			$84,776
					SENIOR FLOATING RATE INTERESTS -	Principal
Federal Home Loan Banks					19.04%	Amount (000's)	Value	(000	's)
0.20%, 04/30/2013		3,000	3,000
0.22%, 05/03/2013		5,000	5,001		Aerospace & Defense - 0.37%
0.23%, 11/25/2013		4,000	4,002		Beechcraft Holdings LLC, Term Loan EXIT
0.25%, 12/04/2013		8,000	8,004		5.75%, 02/15/2020(e)	$1,500		$1,501
0.28%, 08/28/2014		5,000	5,001		Hamilton Sundstrand, Term Loan
0.29%, 11/08/2013		5,000	5,003		4.00%, 12/05/2019(e)	2,200		2,200
Freddie Mac					Sequa Corp, Term Loan B
0.16%, 03/21/2013(e)		3,500	3,500		5.25%, 05/29/2017(e)	2,000		2,023
0.32%, 12/03/2014		5,000	5,003					$5,724
0.38%, 02/13/2015		2,500	2,501
0.63%, 12/23/2013		2,500	2,508		Airlines - 0.55%
0.75%, 03/28/2013		5,000	5,002		Delta Air Lines Inc, Term Loan B
					4.25%, 04/15/2017(e)	863		871
1.00%, 08/20/2014		7,000	7,075		Delta Air Lines Inc, Term Loan B1
4.50%, 01/15/2014		3,546	3,678		5.25%, 10/16/2018(e)	2,500		2,528
			$68,020		United Air Lines Inc, Term Loan B
Media- 0.03%					2.25%, 02/01/2014(e)	1,235		1,233
Clear Channel Communications Inc					US Airways Group Inc, Term Loan
9.00%, 12/15/2019(c)		523	486		2.70%, 03/21/2014(e)	4,000		3,988
								$8,620
Sovereign - 0.72%					Apparel - 0.04%
Deutsche Bundesrepublik Inflation Linked					Wolverine World Wide, Term Loan B
Bond					4.00%, 06/26/2019(e)	641		646
1.50%, 04/15/2016	EUR	5,815	8,178
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/2016		1,849	2,434		Automobile Manufacturers - 0.02%
2.15%, 09/15/2014		418	557		Navistar Inc, Term Loan B
					7.00%, 08/16/2017(e)	281		284
			$11,169
TOTAL BONDS			$126,834
COMMODITY INDEXED STRUCTURED	Principal				Automobile Parts & Equipment - 0.23%
NOTES- 5.45%	Amount (000's)		Value(000	's)	Allison Transmission Inc, Term Loan B3
					4.25%, 08/15/2019(e)	746		753
Banks- 4.53%					Federal-Mogul Corp, Term Loan B-EXIT
BNP Paribas SA; Dow Jones - UBS					2.14%, 12/27/2013(e)	488		454
Commodity Index Linked Note					Federal-Mogul Corp, Term Loan C-EXIT
0.29%, 03/27/2013(e)		$5,400	4,077		2.14%, 12/27/2015(e)	249		231
0.31%, 06/27/2013(e)		6,900	8,329
					Schaeffler AG, Term Loan B2
CIBC; Dow Jones - UBS Commodity Index					6.00%, 01/27/2017(e)	2,205		2,204
Linked Note								$3,642
0.00%, 05/20/2013(a),(e)		2,600	2,265
0.00%, 06/28/2013(a),(e)		4,000	4,265		Building Materials - 0.01%
0.14%, 12/23/2013(e)		9,500	8,078		Aluma Systems Inc, Term Loan B
Deutsche Bank AG/London; Dow Jones - UBS					6.25%, 10/16/2018(e)	97		97
Commodity Index Linked Note
0.04%, 01/29/2014(e)		6,500	5,892
0.04%, 02/13/2014(e)		5,900	5,722		Chemicals - 0.80%
					Houghton International Inc, Term Loan
					5.25%, 12/13/2019(e)	1,000		1,010

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Chemicals (continued)			Electric - 0.04%
Ineos US Finance LLC, Term Loan			Calpine Corp, Term Loan B3
6.50%, 04/27/2018(e)	$546	$557	4.00%, 09/27/2019(e)	$599	$602
Univar Inc, Term Loan B
5.00%, 06/30/2017(e)	2,785	2,772
US Coatings Acquisition Inc, Term Loan B2			Electrical Components & Equipment - 0.16%
4.75%, 01/18/2020(e)	8,000	8,097	WESCO Distribution Inc, Term Loan B1
			4.50%, 12/04/2019(e)	2,538	2,562
		$12,436
Commercial Services - 1.46%			Entertainment - 0.35%
Avis Budget Car Rental LLC, Term Loan C			CCM Merger Inc, Term Loan B
4.25%, 03/13/2019(e)	1,489	1,492
			6.00%, 03/01/2017(e)	1,169	1,178
Booz Allen Hamilton Inc, Term Loan B			Cinemark USA Inc, Term Loan B
4.50%, 07/27/2019(e)	873	880
			3.21%, 12/13/2019(e)	2,000	2,006
Brand Energy & Infrastructure Services Inc,			Pinnacle Entertainment Inc, Term Loan A
Term Loan B			4.00%, 03/08/2019(e)	1,238	1,247
6.25%, 10/16/2018(e)	402	403
			WMG Acquisition Corp, Term Loan B
Bright Horizons Family Solutions Inc, Term			5.25%, 10/25/2018(e)	1,000	1,011
Loan					$5,442
5.25%, 01/24/2020(e)	3,000	3,015
Ceridian Corp, Term Loan B-EXT			Environmental Control - 0.15%
5.95%, 05/09/2017(e)	4,191	4,237	ADS Waste Holdings Inc, Term Loan B
CHG Buyer Corp, Term Loan			4.25%, 10/05/2019(e)	750	751
9.00%, 11/13/2020(e)	525	537	Tervita Corp, Term Loan B
Harland Clarke Holdings Corp, Term Loan B-			6.25%, 05/14/2018(e)	1,571	1,579
NONEXT					$2,330
2.70%, 06/30/2014(e)	2,889	2,854
Interactive Data Corp, Term Loan			Food- 1.25%
3.75%, 02/11/2018(e)	483	483	AdvancePierre Foods Inc, Term Loan
			9.50%, 10/02/2017(e)	675	688
Laureate Education Inc, Term Loan B
5.25%, 06/15/2018(e)	5,000	5,027	AdvancePierre Foods Inc, Term Loan B
			5.75%, 06/20/2017(e)	1,500	1,518
Pharmaceutical Product Development Inc,
Term Loan			Albertsons Inc, Term Loan B
			0.00%, 02/26/2016(e),(f)	3,000	3,030
4.25%, 12/05/2018(e)	2,235	2,248
Pharmaceutical Research Associates Inc, Term			ARAMARK Corp, Term Loan C
			3.52%, 07/26/2016(e)	3,000	3,016
Loan
6.50%, 12/10/2017(e)	1,500	1,507	ARAMARK Corp, Term Loan D
			0.00%, 08/22/2019(e),(f)	2,500	2,508
		$22,683	Candy Intermediate Holdings, Term Loan B
Computers - 0.25%			7.51%, 06/08/2018(e)	498	505
CompuCom Systems Inc, Term Loan			Pinnacle Foods Finance LLC / Pinnacle Foods
6.50%, 10/02/2018(e)	500	507	Finance Corp, Term Loan F
Riverbed Technology, Term Loan			4.75%, 10/17/2018(e)	995	1,004
4.00%, 12/13/2019(e)	1,063	1,074	Supervalu Inc, Term Loan
Spansion LLC, Term Loan B			0.00%, 03/18/2019(e),(f)	1,000	1,011
5.25%, 12/11/2018(e)	689	696	US Foods Inc, Term Loan
SunGard Data Systems Inc, Term Loan D			5.75%, 03/31/2017(e)	983	994
4.50%, 01/20/2020(e)	1,600	1,612	US Foods Inc, Term Loan B-EXT
		$3,889	5.75%, 03/31/2017(e)	3,577	3,615
			Wilton Brands Inc, Term Loan B
Consumer Products - 0.02%			7.50%, 08/22/2018(e)	1,481	1,493
Spectrum Brands Holdings Inc, Term Loan B					$19,382
4.50%, 11/06/2019(e)	348	353
			Hand & Machine Tools - 0.30%
			Alliance Laundry Systems LLC, Term Loan
Distribution & Wholesale - 0.11%			B
HD Supply Inc, Term Loan B			4.50%, 12/07/2018(e)	1,700	1,707
4.50%, 10/05/2017(e)	1,741	1,746
			Apex Tool Group LLC, Term Loan B
			4.50%, 01/25/2020(e)	3,000	3,029
Diversified Financial Services - 0.76%					$4,736
LPL Holdings Inc, Term Loan B
4.00%, 03/22/2019(e)	1,787	1,799	Healthcare - Products - 0.66%
Ocwen Loan Servicing LLC, Term Loan			Bausch & Lomb Inc, Term Loan B
			5.25%, 05/10/2019(e)	1,990	2,005
5.00%, 02/15/2018(e)	2,000	2,024
TCW Group Inc, Term Loan			Carestream Health Inc, Term Loan B
			5.00%, 02/25/2017(e)	3,611	3,618
4.00%, 12/20/2019(e)	2,000	2,015
Walter Investment Management Corp, Term			Hologic Inc, Term Loan B
			4.50%, 07/19/2019(e)	1,140	1,152
Loan B
5.75%, 11/15/2017(e)	5,975	6,057	Kinetic Concepts Inc, Term Loan C1
			5.50%, 05/04/2018(e)	2,394	2,423
		$11,895

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Healthcare - Products (continued)			Internet - 0.28%
Kinetic Concepts Inc, Term Loan C2			Endurance International Group Inc/The, Term
5.00%, 11/04/2016(e)	$990	$998	Loan
		$10,196	6.25%, 05/08/2020(e)	$2,000	$2,015
			10.25%, 05/08/2020 (e)	900	900
Healthcare - Services - 1.78%			Web.com Group Inc, Term Loan
Ardent Medical Services Inc, Term Loan B			5.50%, 10/27/2017(e)	190	192
6.75%, 05/19/2018(e)	600	608
			Zayo Group LLC, Term Loan B
CHS/Community Health Systems Inc, Term			5.25%, 06/15/2019(e)	1,294	1,298
Loan EXT-OLD					$4,405
3.79%, 01/25/2017(e)	120	121
DaVita HealthCare Partners Inc, Term Loan			Investment Companies - 0.13%
A3			RPI Finance Trust, Term Loan B
2.71%, 08/24/2017(e)	4,000	3,995	4.00%, 11/09/2018(e)	2,014	2,034
DaVita HealthCare Partners Inc, Term Loan
B2
4.00%, 08/21/2019(e)	1,500	1,511	Leisure Products & Services - 0.08%
			Equinox Holdings Inc, Term Loan B
Drumm Investors LLC, Term Loan			5.50%, 11/16/2019(e)	1,250	1,262
5.00%, 05/04/2018(e)	3,479	3,334
Genesis Healthcare LLC, Term Loan B
10.00%, 10/02/2017 (e)	602	590	Leisure Time - 0.55%
Health Management Associates Inc, Term			Bombardier Recreational Products Inc, Term
Loan B			Loan B
4.50%, 11/22/2018(e)	990	1,000	0.00%, 01/23/2019(e),(f)	7,000	7,055
Heartland Dental Care Inc, Term Loan			Sabre Inc, Term Loan C
6.25%, 12/20/2018(e)	1,500	1,517	0.00%, 02/15/2018(e),(f)	1,550	1,550
IASIS Healthcare LLC / IASIS Capital Corp,					$8,605
Term Loan B2
4.50%, 05/03/2018(e)	742	745	Lodging - 0.41%
LHP Hospital Group Inc, Term Loan			Ameristar Casinos Inc, Term Loan B
			4.00%, 04/16/2018(e)	231	233
9.00%, 06/29/2018(e)	325	332
LifePoint Hospitals Inc, Term Loan B			Caesars Entertainment Operating Co Inc, Term
2.71%, 07/31/2017(e)	875	879	Loan B6
			5.45%, 01/28/2015(e)	4,450	4,085
RegionalCare Hospital Partners Inc, Term
Loan B			MGM Resorts International, Term Loan B
			4.25%, 12/13/2019(e)	2,000	2,023
8.00%, 11/04/2018(e)	746	751
Select Medical Corp, Term Loan B					$6,341
5.50%, 06/01/2018(e)	498	499	Media- 1.90%
Select Medical Corp, Term Loan B-NEW			Atlantic Broadband Penn LLC, Term Loan B
5.50%, 06/01/2018(e)	1,494	1,499	4.50%, 09/20/2019(e)	736	744
Sheridan Holdings Inc, Term Loan			Cengage Learning Acquisitions Inc, Term
4.50%, 06/29/2018(e)	1,745	1,751	Loan EXT
9.00%, 06/29/2019(e)	500	507	5.71%, 07/31/2017(e)	241	180
Skilled Healthcare Group Inc, Term Loan B			Charter Communications Operating LLC,
6.75%, 04/09/2016(e)	981	985	Term Loan D
United Surgical Partners International Inc,			4.00%, 04/04/2019(e)	1,241	1,250
Term Loan B			Clear Channel Communications Inc, Term
6.00%, 03/19/2019(e)	5,236	5,247	Loan B
Universal Health Services Inc, Term Loan B			3.85%, 01/29/2016(e)	8,596	7,351
3.75%, 11/15/2016(e)	509	510	Fox Acquisition Sub LLC, Term Loan B
Vanguard Health Holding Co II LLC, Term			5.50%, 07/31/2017(e)	565	572
Loan B			Kabel Deutschland GmbH, Term Loan F1
5.00%, 01/29/2016(e)	1,238	1,242	3.50%, 02/01/2019(e)	1,000	1,002
		$27,623	MCC Georgia LLC, Term Loan G
			4.00%, 08/15/2020(e)	998	1,001
Home Furnishings - 0.06%
Tempur-Pedic Intl, Term Loan B			MTL Publishing LLC, Term Loan B
			5.50%, 03/05/2018(e)	2,537	2,564
0.00%, 11/20/2019(e),(f)	952	964
			Nine Entertainment Co Pty Ltd, Term Loan B
			3.50%, 01/31/2020(e)	5,500	5,495
Insurance - 0.45%			TL Acquisitions Inc, Term Loan
Alliant Holdings I Inc, Term Loan			2.71%, 07/03/2014(e)	547	428
5.00%, 12/07/2019(e)	3,000	3,022	Tribune Co, Term Loan
Compass Investors Inc, Term Loan B			4.00%, 12/17/2019(e)	3,000	3,012
5.25%, 12/14/2019(e)	3,000	3,019	Truven Health Analytics Inc, Term Loan B
Cunningham Lindsey Group Inc, Term Loan			5.75%, 05/25/2019(e)	2,078	2,098
5.00%, 10/18/2019(e)	1,000	1,013	Virgin Media, Term Loan B
		$7,054	0.00%, 02/15/2020(e),(f)	1,000	994
			WideOpenWest Finance LLC, Term Loan
			6.25%, 07/12/2018(e)	2,788	2,820
					$29,511

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Metal Fabrication & Hardware - 0.13%			Real Estate - 0.05%
Ameriforge Group Inc, Term Loan B			Capital Automotive LP, Term Loan B
5.00%, 01/22/2020(e)	$2,000	$2,019	5.25%, 03/17/2017(e)	$789	$792
Miscellaneous Manufacturing - 0.24%			REITS- 0.19%
FGI Operating Co LLC, Term Loan B			iStar Financial Inc, Term Loan A2
5.50%, 04/13/2019(e)	995	993	4.50%, 10/11/2017(e)	2,928	2,929
Rexnord LLC, Term Loan B
4.50%, 04/04/2018(e)	1,188	1,195
WP CPP Holdings LLC, Term Loan			Retail - 1.21%
5.75%, 12/20/2019 (e)	1,500	1,508	BJ's Wholesale Club Inc, Term Loan B
			5.50%, 09/26/2019(e)	2,359	2,361
		$3,696	Collective Brands Inc, Term Loan B
Oil & Gas - 0.47%			7.25%, 09/19/2019(e)	1,372	1,384
EP Energy LLC, Term Loan B1			Jo-Ann Stores Inc, Term Loan B
5.00%, 04/10/2018(e)	750	756	4.00%, 03/19/2018(e)	1,717	1,720
Plains Exploration & Production Co, Term			Landry's Inc, Term Loan B
Loan B			4.75%, 04/19/2018(e)	2,985	2,997
4.00%, 10/15/2019(e)	1,500	1,503	Michaels Stores Inc, Term Loan B
Samson Investment Co, Term Loan			3.75%, 01/24/2020(e)	2,069	2,074
6.00%, 09/19/2018(e)	625	631	Pilot Travel Centers LLC, Term Loan B
Sonneborn Inc, Term Loan B			4.25%, 08/06/2019(e)	998	1,006
6.50%, 03/26/2018(e)	1,181	1,190	PVH Corp, Term Loan B
Sonneborn Refined Products BV, Term Loan			3.25%, 12/19/2019(e)	3,500	3,528
B			Rite Aid Corp, Term Loan
6.50%, 03/26/2018(e)	208	210	5.75%, 07/07/2020(e)	2,000	2,045
Tesoro Corp, Term Loan B			Serta Simmons Holdings LLC, Term Loan B
0.00%, 01/30/2016(e),(f)	3,000	3,026	5.00%, 09/19/2019(e)	750	758
		$7,316	Wendy's International Inc, Term Loan B
			4.75%, 04/20/2019(e)	898	905
Oil & Gas Services - 0.18%					$18,778
FTS International Inc, Term Loan B
8.50%, 05/06/2016(e)	893	821	Semiconductors - 0.36%
Saxon Energy Services Inc, Term Loan			Freescale Semiconductor Inc, Term Loan B1
5.50%, 02/13/2019(e)	2,000	2,016	0.00%, 12/22/2016(e),(f)	2,000	2,000
		$2,837	NXP BV, Term Loan A2
			5.50%, 03/04/2017(e)	495	504
Packaging & Containers - 0.02%			NXP BV, Term Loan C
FPC Holdings Inc, Term Loan			4.75%, 01/11/2020(e)	3,000	3,046
5.25%, 11/15/2019(e)	250	253
					$5,550
			Software - 0.74%
Pharmaceuticals - 0.82%			Blackboard Inc, Term Loan B2
AssuraMed Holding Inc, Term Loan			6.25%, 10/04/2018(e)	1,465	1,476
9.25%, 04/19/2020(e)	500	510
			Ellucian, Term Loan B
Generic Drug Holdings Inc, Term Loan B			4.50%, 07/19/2018(e)	1,469	1,480
5.00%, 10/04/2019(e)	1,301	1,313
			Emdeon Business Services LLC, Term Loan
Grifols Inc, Term Loan B			B1
4.25%, 06/01/2017(e)	987	992
			5.00%, 11/02/2018(e)	990	1,002
Par Pharmaceutical Inc, Term Loan B1			Epicor Software Corp, Term Loan B
4.25%, 09/28/2019(e)	1,663	1,660
			5.00%, 05/16/2018(e)	990	991
Quintiles Transnational Corp, Term Loan B2			EVERTEC LLC, Term Loan B1
4.50%, 06/08/2018(e)	2,494	2,514
			5.50%, 09/30/2016(e)	800	806
Valeant Pharmaceuticals International Inc,			Genesys Telecommunications Laboratories
Term Loan B-D			Inc, Term Loan B
3.50%, 09/27/2019(e)	4,390	4,409
			4.00%, 01/31/2020(e)	439	440
Warner Chilcott Co LLC, Term Loan B2			Infor US Inc, Term Loan B2
4.25%, 03/15/2018(e)	179	181
			5.25%, 04/05/2018(e)	1,741	1,760
Warner Chilcott Corp, Term Loan B1			RP Crown Parent LLC, Term Loan
4.25%, 03/15/2018(e)	579	584
			6.75%, 12/14/2018(e)	2,200	2,232
Warner Chilcott Corp, Term Loan B1-NEW			11.25%, 12/14/2019 (e)	400	414
4.25%, 08/15/2018(e)	220	222
			SS&C Technologies Holdings Europe SARL,
WC Luxco Sarl, Term Loan B3			Delay-Draw Term Loan B2-DD
4.25%, 03/15/2018(e)	398	402
			5.00%, 05/23/2019(e)	84	85
		$12,787	SS&C Technologies Inc, Delay-Draw Term
Private Equity - 0.03%			Loan B1-DD
American Capital Ltd, Term Loan			5.00%, 05/23/2019(e)	810	817
5.50%, 08/15/2017(e)	425	429			$11,503
			Telecommunications - 1.43%
			Alcatel-Lucent USA Inc, Term Loan
			7.25%, 01/29/2019(e)	3,500	3,538

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)				U.S. Treasury Inflation-Indexed Obligations (continued)
Arris Group Inc, Term Loan				1.75%, 01/15/2028	$7,929	$10,084
0.00%, 02/07/2020(e),(f)	$2,000	$1,996		1.88%, 07/15/2013	8,651	8,870
Avaya Inc, Term Loan B5				1.88%, 07/15/2015	5,619	6,177
8.00%, 03/31/2018(e)	246	247		1.88%, 07/15/2019	392	481
Cricket Communications Inc, Term Loan B				2.00%, 01/15/2014	11,798	12,237
4.75%, 10/03/2019(e)	475	476		2.00%, 07/15/2014	5,354	5,687
Integra Telecom, Term Loan				2.00%, 01/15/2016	2,198	2,453
0.00%, 02/19/2019(e),(f)	1,000	1,011		2.00%, 01/15/2026	3,123	4,056
Intelsat Jackson Holdings SA, Term Loan B1				2.13%, 01/15/2019	1,636	1,999
4.50%, 04/02/2018(e)	4,231	4,270		2.13%, 02/15/2040	5,074	7,249
IPC Systems Inc, Term Loan B				2.13%, 02/15/2041	5,743	8,260
5.45%, 06/01/2015(e)	1,000	910		2.38%, 01/15/2025	15,559	20,869
IPC Systems Inc, Term Loan C				2.38%, 01/15/2027	5,266	7,154
7.75%, 07/31/2017(e)	499	497		2.50%, 07/15/2016	8,621	9,985
Syniverse Holdings Inc, Delay-Draw Term				2.50%, 01/15/2029	6,219	8,708
Loan DD				3.38%, 04/15/2032	780	1,258
0.00%, 04/20/2019(g)	2,000	1,998		3.63%, 04/15/2028	6,665	10,415
Telesat Canada, Term Loan B				3.88%, 04/15/2029	9,155	14,912
4.25%, 03/26/2019(e)	1,604	1,616				$267,304
UPC Financing Partnership, Term Loan AF				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 01/31/2021(e)	2,925	2,954		OBLIGATIONS		$352,828
Windstream Corp, Term Loan B3					Maturity
4.00%, 08/03/2019(e)	746	752		REPURCHASE AGREEMENTS - 3.91%	Amount (000's)	Value(000	's)
Windstream Corp, Term Loan B4
3.50%, 01/10/2020(e)	2,000	2,012		Banks- 3.91%
		$22,277		Investment in Joint Trading Account; Credit	$6,597	$6,597
TOTAL SENIOR FLOATING RATE INTERESTS		$296,230		Suisse Repurchase Agreement; 0.16%
U.S. GOVERNMENT & GOVERNMENT	Principal			dated 02/28/2013 maturing 03/01/2013
AGENCY OBLIGATIONS - 22.67%	Amount (000's)	Value(000	's)	(collateralized by US Government
				Securities; $6,729,060; 4.38% - 6.13%;
Federal Home Loan Bank - 0.32%				dated 11/15/27 - 11/15/39)
0.16%, 04/15/2013(h)	$5,000	$5,000		Investment in Joint Trading Account; Deutsche	15,833	15,833
				Bank Repurchase Agreement; 0.19% dated
Federal Home Loan Mortgage Corporation (FHLMC) -0.45%				02/28/2013 maturing 03/01/2013
				(collateralized by US Government
0.15%, 08/20/2013(h)	7,000	6,995		Securities; $16,149,745; 0.00% - 7.25%;
				dated 03/25/13 - 05/15/30)
Federal National Mortgage Association (FNMA) - 1.09%				Investment in Joint Trading Account; JP	13,854	13,854
0.13%, 10/01/2013 (h)	8,000	7,993		Morgan Repurchase Agreement; 0.16%
0.14%, 04/01/2013(h)	4,000	4,000		dated 02/28/2013 maturing 03/01/2013
0.15%, 09/16/2013(h)	5,000	4,996		(collateralized by US Government
				Securities; $14,131,026; 0.00% - 10.35%;
		$16,989		dated 03/15/13 - 02/15/42)
U.S. Treasury - 3.63%				Investment in Joint Trading Account; Merrill	14,069	14,069
0.25%, 04/30/2014	5,000	5,003		Lynch Repurchase Agreement; 0.13%
0.50%, 05/31/2013	6,000	6,006		dated 02/28/2013 maturing 03/01/2013
0.88%, 04/30/2017	2,845	2,878		(collateralized by US Government
0.88%, 01/31/2018	7,310	7,354		Securities; $14,350,071; 0.00% - 9.38%;
1.25%, 02/15/2014	5,000	5,051		dated 07/01/13 - 11/07/36)
1.25%, 03/15/2014	7,000	7,077		Investment in Joint Trading Account; Morgan	10,555	10,555
1.38%, 05/15/2013	5,000	5,013		Stanley Repurchase Agreement; 0.15%
1.50%, 12/31/2013	7,000	7,077		dated 02/28/2013 maturing 03/01/2013
2.00%, 02/15/2023	10,850	10,960		(collateralized by US Government
3.13%, 02/15/2042	120	121		Securities; $10,766,497; 0.00% - 3.88%;
		$56,540		dated 06/14/13 - 12/27/22)
						$60,908
U.S. Treasury Inflation-Indexed Obligations - 17.18%				TOTAL REPURCHASE AGREEMENTS		$60,908
0.13%, 04/15/2016	33,748	35,844		TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.13%, 04/15/2017	2,743	2,959		0.03%		$461
0.13%, 01/15/2022	10,596	11,523
0.13%, 07/15/2022	7,129	7,764		Total Investments		$1,553,984
0.13%, 01/15/2023	13,259	14,308		Other Assets in Excess of Liabilities, Net - 0.14%		$2,173
0.50%, 04/15/2015	15,637	16,448		TOTAL NET ASSETS - 100.00%		$1,556,157
0.63%, 07/15/2021	2,314	2,640
0.63%, 02/15/2043	3,415	3,491		(a) Non-Income Producing Security
0.75%, 02/15/2042	9,346	9,927		(b) Security is Illiquid
1.13%, 01/15/2021	4,471	5,264
1.25%, 04/15/2014	8,202	8,503
1.38%, 01/15/2020	4,536	5,400
1.63%, 01/15/2015	2,225	2,379

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund February 28, 2013 (unaudited)

(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $8,900 or 0.57% of net assets.
(d)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $101 or 0.01% of net assets.
(e)	Variable Rate. Rate shown is in effect at February 28, 2013.
(f)	This Senior Floating Rate Note will settle after February 28, 2013, at which time the interest rate will be determined.
(g)	All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.
(h)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)
Sector	Percent
Government	31 .71%
Energy	22 .93%
Financial	16 .74%
Consumer, Non-cyclical	6 .65%
Utilities	5 .88%
Communications	5 .05%
Consumer, Cyclical	3 .70%
Industrial	3 .31%
Basic Materials	2.40%
Technology	1 .35%
Diversified	0 .11%
Purchased Interest Rate Swaptions	0.03%
Other Assets in Excess of Liabilities, Net	0 .14%
TOTAL NET ASSETS	100.00%

Foreign Currency Contracts

Foreign Currency Purchase	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Euro	Citigroup Inc	04/23/2013	1,550,000	$2,074	$2,024	$(50)
Total	$(50)

Foreign Currency Sale	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Euro	Citigroup Inc	04/23/2013	8,238,000	$10,977	$10,758	$219
Euro	Credit Suisse	04/23/2013	859,000	1,156	1,122	35
Euro	JP Morgan Chase	04/23/2013	865,000	1,164	1,129	35
Total	$289

All dollar amounts are shown in thousands (000's)

Futures Contracts

Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type	Long/Short
Euro Bund 10 Year Bund; June 2013	Short	30	$5,621	$5,607	$14
UK 10 Year Gilt; June 2013	Short	10	1,741	1,770	(29)
US 10 Year Note; June 2013	Long	241	31,501	31,703	202
US 2 Year Note; June 2013	Short	64	14,102	14,110	(8)
US 5 Year Note; June 2013	Long	17	2,104	2,108	4
US Long Bond; June 2013	Short	47	6,761	6,758	3
US Ultra Bond; June 2013	Short	29	4,535	4,582	(47)
Total	$139

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Counterparty
(Issuer)
Barclays Bank PLC 3 Month LIBOR	Receive	2.48%	07/09/2042	$1,000	$98	$—	$98

See accompanying notes.

Schedule of Investments Diversified Real Asset Fund February 28, 2013 (unaudited)

Interest Rate Swaps (continued)

Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate		Expiration Date	Notional Amount	Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Counterparty
(Issuer)
Barclays Bank PLC 3 Month LIBOR		Receive	2.58%	11/29/2042	2,100	163			—	163
Total						$261			$—	$261

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

		Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)

Purchased Swaptions
Outstanding	Counterparty (Issuer)
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	3.25%	02/09/2016	$10,600		$485	$461	$(24)
Rate Swap		LIBOR
Total								$485	$461	$(24)

		Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)

Written Swaptions
Outstanding	Counterparty (Issuer)
Call - 5 Year Interest Barclays Bank PLC		3 Month	Receive	1.40%	02/14/2015	$15,000		$(119)	$(155)	$(36)
Rate Swap		LIBOR
Put - 5 Year Interest Barclays Bank PLC		3 Month	Pay	2.40%	02/14/2015	15,000		(214)	(182)	32
Rate Swap		LIBOR
Total								$(333)	$(337)	$(4)

All dollar amounts are shown in thousands (000's)

Options

	Exercise Price		Expiration Date		Contracts	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Written Options Outstanding
Call - 10 Year US Futures		$131.00	04/29/2013		47		$(34)		$(56)	$(22)
Put - 10 Year US Futures		$129.00	04/29/2013		47		(31)		(9)	22
Total					$		(65)		$(65)	$—

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS - 55.44%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.37%				Automobile Manufacturers (continued)
AirMedia Group Inc ADR(a),(b)	11,700	$25		Fiat Industrial SpA	20,324		$246
Dentsu Inc	5,500	171		Fiat SpA (a)	29,219		156
Interpublic Group of Cos Inc/The (c)	41,296	527		Ford Motor Co	23,500		296
Lamar Advertising Co (a)	3,080	143		Fuji Heavy Industries Ltd	18,000		270
Omnicom Group Inc (c)	16,896	972		General Motors Co (a)	1,900		52
WPP PLC	13,482	215		Hino Motors Ltd	11,000		116
		$2,053		Isuzu Motors Ltd	17,000		104
				Kia Motors Corp	873		45
Aerospace & Defense - 0.99%				Mitsubishi Motors Corp (a)	42,000		46
AAR Corp	4,970	87		PACCAR Inc	10,470		496
Alliant Techsystems Inc (c)	3,500	230
B/E Aerospace Inc (a),(c)	1,600	84		Suzuki Motor Corp	11,600		277
Boeing Co/The (c)	2,347	181		Tata Motors Ltd ADR	3,300		90
				Tesla Motors Inc (a)	6,550		228
Esterline Technologies Corp (a)	900	62
General Dynamics Corp (c)	7,385	502		UMW Holdings Bhd	24,900		103
L-3 Communications Holdings Inc (c)	5,560	424					$2,739
Lockheed Martin Corp (c)	7,408	651		Automobile Parts & Equipment - 0.56%
MTU Aero Engines Holding AG	18	2		Aisin Seiki Co Ltd	1,400		51
Northrop Grumman Corp (c)	14,719	967		Allison Transmission Holdings Inc	18,120		419
Raytheon Co (c)	14,438	788		Autoliv Inc	1,500		98
Rockwell Collins Inc	1,670	100		Bridgestone Corp	2,900		89
Rolls-Royce Holdings PLC (a),(d)	17,855	278		Calsonic Kansei Corp	23,000		104
Safran SA	5,952	272		Cheng Shin Rubber Industry Co Ltd	4,000		11
Spirit Aerosystems Holdings Inc (a)	800	14		Continental AG	921		108
TransDigm Group Inc	1,860	265		Dana Holding Corp	8,736		146
United Technologies Corp (c)	5,814	527		Denso Corp	3,500		147
		$5,434		Exedy Corp	12,900		273
				Georg Fischer AG (a)	334		151
Agriculture - 0.50%				Goodyear Tire & Rubber Co/The (a),(c)	26,580		345
Altria Group Inc (c)	13,742	461
Archer-Daniels-Midland Co (c)	10,600	338		Hyundai Wia Corp	141		21
				JTEKT Corp	20,400		203
Asian Citrus Holdings Ltd	276,092	132		Meritor Inc (a)	11,247		49
Bunge Ltd (c)	1,400	104
				Modine Manufacturing Co (a)	17,615		145
China Agri-Industries Holdings Ltd	31,000	18		NHK Spring Co Ltd	13,500		117
Golden Agri-Resources Ltd	59,000	31		Stanley Electric Co Ltd	3,200		56
Japan Tobacco Inc	12,800	404		Sumitomo Electric Industries Ltd	7,900		92
Lorillard Inc (c)	5,427	209
Philip Morris International Inc (c)	8,584	787		Toyota Boshoku Corp	1,200		16
				TRW Automotive Holdings Corp (a)	1,500		88
Reynolds American Inc (c)	4,293	188
				WABCO Holdings Inc (a),(c)	4,000		275
Swedish Match AB	2,029	66		Yokohama Rubber Co Ltd/The	9,000		84
		$2,738					$3,088
Airlines - 0.43%				Banks - 2.91%
Alaska Air Group Inc (a)	3,800	196
				ABSA Group Ltd	481		9
All Nippon Airways Co Ltd	20,000	41		Agricultural Bank of China Ltd	8,000		4
Copa Holdings SA	200	21		AMMB Holdings Bhd	9,500		19
Delta Air Lines Inc (a),(c)	73,352	1,047
				Associated Banc-Corp (c)	5,300		76
Deutsche Lufthansa AG	2,141	43		Asya Katilim Bankasi AS (a)	4,305		5
Eva Airways Corp (a)	62,000	39
				Banca Popolare dell'Emilia Romagna Scrl	27,280		195
SkyWest Inc	26,345	369		Banco Bradesco SA ADR	1,000		18
Spirit Airlines Inc (a)	3,045	61
Turk Hava Yollari Anonium Ortakligi (a)	35,519	147		Banco do Brasil SA	3,700		49
United Continental Holdings Inc (a)	15,340	410		Banco Santander Brasil SA/Brazil ADR	17,000		124
				Bangkok Bank PCL	7,100		52
		$2,374		Bank of America Corp	17,695		199
Apparel - 0.30%				Bank of Ayudhya PCL	16,300		19
Adidas AG	1,450	132		Bank of China Ltd	182,000		86
Carter's Inc (a)	2,000	113		Bank of Ireland (a)	329,169		56
Coach Inc	1,450	70		Bank of New York Mellon Corp/The	13,150		357
Crocs Inc (a),(c)	10,600	161		Bank of Yokohama Ltd/The	7,000		36
Deckers Outdoor Corp (a)	4,705	190		Bank Rakyat Indonesia Persero Tbk PT	32,500		32
Hanesbrands Inc (a)	10,340	410		BBCN Bancorp Inc	11,340		140
Nike Inc	4,116	224		BOK Financial Corp	860		51
Quiksilver Inc (a)	14,040	88		Capital One Financial Corp (c)	10,680		545
Under Armour Inc (a)	4,790	236		CapitalSource Inc	1,000		9
Wolverine World Wide Inc	300	12		Chiba Bank Ltd/The	10,000		64
		$1,636		China Construction Bank Corp	175,000		144
				Citigroup Inc	24,620		1,033
Automobile Manufacturers - 0.50%				Citizens Republic Bancorp Inc (a),(c)	30,157		621
China Motor Corp	41,000	39		Commerce Bancshares Inc/MO (c)	41		2
Daihatsu Motor Co Ltd	6,000	122		Credicorp Ltd	100		15
Dongfeng Motor Group Co Ltd	36,000	53		Cullen/Frost Bankers Inc	1,120		68

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Beverages (continued)
Deutsche Bank AG	5,317	$243		Grupo Modelo SAB de CV	46,285		$416
DNB ASA	6,425	95		Molson Coors Brewing Co	8,020		355
East West Bancorp Inc	2,900	71		Monster Beverage Corp (a)	3,100		156
EFG International AG	14,463	183		PepsiCo Inc (c)	13,493		1,023
Fifth Third Bancorp (c)	64,218	1,017					$4,160
First Republic Bank/CA	4,610	168
FirstRand Ltd	7,934	27		Biotechnology - 0.84%
				Alexion Pharmaceuticals Inc (a)	1,990		173
Fukuoka Financial Group Inc	36,000	164		Amgen Inc (c)	10,709		979
Fulton Financial Corp (c)	6,500	74
				Arena Pharmaceuticals Inc (a)	12,390		104
Goldman Sachs Group Inc/The	3,140	471		Biogen Idec Inc (a),(c)	5,488		913
Grupo Financiero Banorte SAB de CV	14,200	105
HDFC Bank Ltd ADR	800	30		Charles River Laboratories International Inc	4,200		171
				(a)
Huntington Bancshares Inc/OH (c)	10,500	74
				Gilead Sciences Inc (a)	15,030		642
ICICI Bank Ltd ADR	500	21		Life Technologies Corp (a)	400		23
Industrial & Commercial Bank of China Ltd	134,000	96		Puma Biotechnology Inc (a)	2,560		66
Itau Unibanco Holding SA ADR	4,500	79		Regeneron Pharmaceuticals Inc (a),(c)	2,572		429
JP Morgan Chase & Co (c)	35,202	1,722
				Seattle Genetics Inc (a)	3,830		108
Kasikornbank PCL - NVDR	8,400	60		United Therapeutics Corp (a)	300		18
KeyCorp (c)	34,300	322
				Vertex Pharmaceuticals Inc (a)	21,430		1,003
Korea Exchange Bank	2,150	15
Krung Thai Bank PCL	80,250	69					$4,629
M&T Bank Corp	6,280	641		Building Materials - 0.39%
Malayan Banking Bhd	14,700	44		Armstrong World Industries Inc (c)	1,500		77
Mitsubishi UFJ Financial Group Inc	16,700	92		China Shanshui Cement Group Ltd	31,000		22
Mizuho Financial Group Inc	54,900	121		Cie de St-Gobain	3,296		131
Nedbank Group Ltd	953	20		CRH PLC	7,118		154
Nordea Bank AB	2,118	24		Headwaters Inc (a)	25,820		243
North Pacific Bank Ltd	7	—		HeidelbergCement AG	2,227		153
Northern Trust Corp	2,700	144		Lennox International Inc (c)	10,890		643
PNC Financial Services Group Inc (c)	18,368	1,146		Louisiana-Pacific Corp (a)	5,682		119
Popular Inc (a)	880	25		Masco Corp	16,250		313
PrivateBancorp Inc	24,310	435		Nippon Sheet Glass Co Ltd	6,000		8
Public Bank Bhd	6,000	31		Norbord Inc (a)	5,693		178
Regions Financial Corp (c)	29,400	225		Sika AG	19		47
Resona Holdings Inc	50,000	229		Sumitomo Osaka Cement Co Ltd	10,000		30
Royal Bank of Scotland Group PLC (a)	18,725	92					$2,118
Shinsei Bank Ltd	49,000	108
Shizuoka Bank Ltd/The	4,000	40		Chemicals - 1.83%
Skandinaviska Enskilda Banken AB	16,467	171		Airgas Inc (c)	3,363		337
Standard Bank Group Ltd	317	4		Akzo Nobel NV	3,081		196
State Bank of India Ltd	283	24		Albemarle Corp (c)	3,161		206
State Street Corp	5,110	290		Asahi Kasei Corp	26,000		154
Sumitomo Mitsui Financial Group Inc	2,500	100		Braskem SA ADR	500		7
Sumitomo Mitsui Trust Holdings Inc	2,000	8		Brenntag AG	196		28
SunTrust Banks Inc	2,600	72		Cabot Corp (c)	3,000		110
Swedbank AB	10,052	241		Celanese Corp (c)	9,905		464
Synovus Financial Corp (c)	129,815	330		CF Industries Holdings Inc (c)	1,600		321
Taiwan Business Bank (a)	680	—		China BlueChemical Ltd	44,000		28
Turkiye Halk Bankasi AS	7,151	71		China Petrochemical Development Corp	89,300		56
Turkiye Vakiflar Bankasi Tao	2,565	8		Cytec Industries Inc (c)	2,400		174
UBS AG	14,800	234		Daicel Corp	7,000		54
US Bancorp (c)	8,928	303		Denki Kagaku Kogyo KK	42,000		160
Wells Fargo & Co (c)	42,235	1,481		DIC Corp	32,000		64
Wilshire Bancorp Inc (a)	16,620	98		Dow Chemical Co/The	35,185		1,116
		$15,986		Eastman Chemical Co	700		49
				EI du Pont de Nemours & Co (c)	15,585		746
Beverages - 0.76%				FMC Corp	100		6
Anheuser-Busch InBev NV	684	64		Hitachi Chemical Co Ltd	2,400		33
Arca Continental SAB de CV	3,500	26		Huabao International Holdings Ltd	183,000		102
C&C Group PLC	22,680	143		Huntsman Corp	1,600		28
Carlsberg A/S	1,020	105		KCC Corp	86		23
Cia de Bebidas das Americas ADR	1,300	58		Koninklijke DSM NV	2,594		151
Coca-Cola Co/The (c)	10,222	396		Lanxess AG	266		22
Coca-Cola Enterprises Inc (c)	4,700	168		LG Chem Ltd	121		33
Coca-Cola Femsa SAB de CV ADR	100	17		Lintec Corp	11,400		199
Constellation Brands Inc (a)	9,705	429		Lotte Chemical Corp	4		1
Crimson Wine Group Ltd (a)	385	3		LyondellBasell Industries NV (c)	14,400		844
Dr Pepper Snapple Group Inc (c)	9,254	404		Methanex Corp	7,779		285
Fomento Economico Mexicano SAB de CV	200	22		Monsanto Co (c)	4,631		467
ADR				Mosaic Co/The	5,620		329
Green Mountain Coffee Roasters Inc (a)	7,855	375		Nippon Kayaku Co Ltd	9,000		105

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
Nippon Shokubai Co Ltd	23,000	$213		SEI Investments Co	33,650		$952
Nitto Denko Corp	300	18		Service Corp International/US (c)	10,300		160
Olin Corp	3,600	83		SGS SA	27		69
Petronas Chemicals Group Bhd	800	2		Toppan Printing Co Ltd	10,000		67
PPG Industries Inc (c)	3,342	450		Total System Services Inc (c)	13,945		331
Praxair Inc	2,650	300		Towers Watson & Co (c)	1,600		107
Rockwood Holdings Inc (c)	1,000	63		Verisk Analytics Inc (a)	4,465		261
RPM International Inc	2,500	76		Western Union Co/The (b)	5,400		76
Sasol Ltd ADR	200	9		Zhejiang Expressway Co Ltd	6,000		5
Sherwin-Williams Co/The (c)	3,100	500					$8,687
Solvay SA	790	112
Sumitomo Bakelite Co Ltd	8,000	33		Computers - 1.62%
				Accenture PLC - Class A (c)	4,000		297
Syngenta AG	720	306		Apple Inc (c)	2,374		1,048
Tokai Carbon Co Ltd	38,975	135		Brocade Communications Systems Inc (a),(c)	99,200		557
Tokuyama Corp	2,000	5		Cadence Design Systems Inc (a),(b)	58,030		822
Tosoh Corp	28,000	76
Tronox Ltd	11,338	233		Chicony Electronics Co Ltd	3,000		8
				Computer Sciences Corp (c)	7,000		336
Ube Industries Ltd/Japan	23,000	49
Valspar Corp	2,100	129		Dell Inc	24,599		343
WR Grace & Co (a)	3,500	251		Diebold Inc	2,100		59
				DST Systems Inc (c)	2,600		177
Yara International ASA	2,383	114		EMC Corp/MA (a),(c)	11,514		265
		$10,055		Fortinet Inc (a),(c)	4,100		99
Coal - 0.22%				Foxconn Technology Co Ltd	350		1
Alpha Natural Resources Inc (a),(c)	52,010	415		Fujitsu Ltd	65,000		299
Banpu PCL (e)	2,400	32		IHS Inc (a)	7,590		806
Bumi Resources Tbk PT	362,500	31		Infosys Ltd ADR(c)	2,200		119
China Coal Energy Co Ltd	12,000	12		International Business Machines Corp (c)	1,549		311
Consol Energy Inc	5,260	169		Itochu Techno-Solutions Corp	1,100		48
Peabody Energy Corp	4,730	102		Jack Henry & Associates Inc	900		39
Shougang Fushan Resources Group Ltd	114,000	50		Lite-On Technology Corp	15,075		23
SunCoke Energy Inc (a)	16,830	277		Logitech International SA	27,006		182
Walter Energy Inc	3,265	104		NCR Corp (a),(c)	17,200		474
		$1,192		NET One Systems Co Ltd	24,800		225
				Riverbed Technology Inc (a)	6,900		105
Commercial Services - 1.58%				SanDisk Corp (a)	17,900		902
ADT Corp/The	4,100	196		Seagate Technology PLC	17,840		574
Alliance Data Systems Corp (a)	1,200	190
				Synopsys Inc (a),(c)	11,292		396
Anhanguera Educacional Participacoes SA	5,400	112		Western Digital Corp (c)	7,500		354
Apollo Group Inc (a)	5,600	94
				Wipro Ltd ADR	2,000		19
Arbitron Inc	9,518	446					$8,888
Automatic Data Processing Inc (c)	8,205	503
Career Education Corp (a),(c)	179,100	573		Consumer Products - 0.33%
CCR SA	2,300	23		ACCO Brands Corp (a)	11,900		89
Cielo SA	80	2		American Greetings Corp	18,800		305
Convergys Corp	9,400	156		Avery Dennison Corp	1,000		41
Corinthian Colleges Inc (a)	77,760	166		Blyth Inc	8,730		125
Dai Nippon Printing Co Ltd	6,000	53		Central Garden and Pet Co - A Shares (a)	26,650		233
Equifax Inc	4,600	254		Church & Dwight Co Inc	100		6
Gartner Inc (a),(c)	8,349	416		Clorox Co/The (c)	2,558		215
Global Payments Inc (c)	1,500	72		Jarden Corp (a)	4,010		249
H&R Block Inc (c)	10,897	271		Kimberly-Clark Corp	2,640		249
Hertz Global Holdings Inc (a)	36,170	722		Kimberly-Clark de Mexico SAB de CV	10,100		32
Iron Mountain Inc (c)	20,186	696		Samsonite International SA	27,300		64
ITT Educational Services Inc (a)	1,800	25		Tupperware Brands Corp (c)	2,600		203
Kelly Services Inc	12,912	228		Unilever Indonesia Tbk PT	12,500		29
Lender Processing Services Inc (c)	5,100	125					$1,840
Localiza Rent a Car SA	900	17
Manpower Inc	3,000	164		Cosmetics & Personal Care - 0.16%
Mastercard Inc (c)	327	169		Beiersdorf AG	221		19
				Colgate-Palmolive Co (c)	1,869		214
Monro Muffler Brake Inc	460	17
Monster Worldwide Inc (a)	17,770	91		Kao Corp	5,900		189
Moody's Corp	2,130	102		Natura Cosmeticos SA	2,100		54
New Oriental Education & Technology Group	4,100	62		Pola Orbis Holdings Inc	700		21
				Procter & Gamble Co/The (c)	4,719		360
ADR
Paychex Inc (c)	10,278	340					$857
QinetiQ Group PLC	29,533	92		Distribution & Wholesale - 0.31%
Qualicorp SA (a)	11,100	124		Arrow Electronics Inc (a)	3,500		141
Robert Half International Inc	400	14		Genuine Parts Co (c)	1,900		135
Secom Co Ltd	2,300	118		Hanwha Corp	540		17
Securitas AB	2,753	26		Hitachi High-Technologies Corp	6,800		141

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Electric (continued)
Ingram Micro Inc (a),(c)	22,600	$426		FirstEnergy Corp	3,750		$148
ITOCHU Corp	2,000	23		Hokkaido Electric Power Co Inc	1,500		13
Marubeni Corp	4,000	29		Integrys Energy Group Inc (c)	4,383		248
Mitsubishi Corp	500	10		NextEra Energy Inc	1,870		134
Mitsui & Co Ltd	6,500	96		NRG Energy Inc	6,700		161
Owens & Minor Inc	900	27		NV Energy Inc (c)	4,700		93
SK Networks Co Ltd	1,650	12		OGE Energy Corp (c)	3,924		228
Sojitz Corp	24,700	38		Okinawa Electric Power Co Inc/The	11		—
Sumitomo Corp	10,100	123		PG&E Corp	800		34
Toyota Tsusho Corp	4,700	120		PGE SA	9,489		48
WW Grainger Inc (c)	1,596	362		Pinnacle West Capital Corp	1,500		84
		$1,700		PNM Resources Inc	1,400		31
				Portland General Electric Co (c)	3,100		92
Diversified Financial Services - 1.82%				PPL Corp	4,410		136
African Bank Investments Ltd	4,042	13		Public Service Enterprise Group Inc (c)	5,444		178
American Express Co (c)	7,792	484
				Southern Co/The (c)	1,988		90
Ameriprise Financial Inc (c)	9,520	653
				Tauron Polska Energia SA	28,628		40
BlackRock Inc	3,853	924		TECO Energy Inc (c)	8,052		139
BM&FBovespa SA	1,200	8		Tenaga Nasional BHD	24,500		55
BS Financial Group Inc	630	9		Wisconsin Energy Corp	2,300		95
CME Group Inc/IL (c)	9,700	580
				Xcel Energy Inc (c)	2,600		75
COSCO Pacific Ltd	10,000	16					$4,888
Credit Saison Co Ltd	700	15
DGB Financial Group Inc	1,110	17		Electrical Components & Equipment - 0.54%
Discover Financial Services (c)	28,260	1,089		Belden Inc	1,160		58
Duff & Phelps Corp	6,486	101		Brother Industries Ltd	300		3
E*Trade Financial Corp (a),(c)	55,140	590		Casio Computer Co Ltd	15,500		123
Epoch Holding Corp (c)	11,050	309		Delta Electronics Inc	10,000		38
Fubon Financial Holding Co Ltd	26,248	36		Emerson Electric Co (c)	6,444		365
Hana Financial Group Inc	3,320	124		Energizer Holdings Inc (c)	500		46
IntercontinentalExchange Inc (a),(c)	4,539	703		Fujikura Ltd	62,000		193
Invesco Ltd (c)	21,804	585		General Cable Corp (a),(c)	19,409		640
Investec Ltd	768	5		Hitachi Ltd	40,000		224
Jefferies Group Inc	11,988	260		Hubbell Inc (c)	2,892		269
Julius Baer Group Ltd (a)	2,194	83		Leoni AG	5,490		247
Knight Capital Group Inc (a)	2,700	10		LG Electronics Inc	453		33
LPL Financial Holdings Inc	6,350	200		Mitsubishi Electric Corp	10,000		81
Mirae Asset Securities Co Ltd	1,030	41		Molex Inc (c)	15,816		438
Mitsubishi UFJ Lease & Finance Co Ltd	6,020	278		Prysmian SpA	6,199		135
NASDAQ OMX Group Inc/The (c)	11,947	378		Universal Display Corp (a)	140		4
Netspend Holdings Inc (a)	5,156	82		Ushio Inc	1,500		16
NYSE Euronext	14,732	549		Vestas Wind Systems A/S (a)	10,133		72
Ocwen Financial Corp (a)	5,030	198					$2,985
RMB Holdings Ltd	2,196	10
Samsung Card Co Ltd	360	13		Electronics - 0.93%
SLM Corp (c)	66,619	1,263		Agilent Technologies Inc	11,100		460
T Rowe Price Group Inc	2,180	155		Alps Electric Co Ltd	8,300		54
Visa Inc (c)	1,164	185		Anritsu Corp	8,000		118
				Avnet Inc (a),(c)	8,600		304
Woori Finance Holdings Co Ltd	3,930	48
		$10,014		Azbil Corp	5,100		105
				Cymer Inc (a),(c)	7,324		724
Electric - 0.89%				Flextronics International Ltd (a),(c)	57,500		382
AES Corp/VA (c)	9,300	108		Garmin Ltd	900		31
Alliant Energy Corp (c)	3,070	146		Hamamatsu Photonics KK	900		36
Ameren Corp	1,600	54		Hirose Electric Co Ltd	400		48
American Electric Power Co Inc (c)	3,700	173		Hon Hai Precision Industry Co Ltd	32,000		89
Calpine Corp (a)	5,700	105		Honeywell International Inc (c)	200		14
CH Energy Group Inc (c)	7,521	490		Hoya Corp	1,600		31
Chubu Electric Power Co Inc	15,700	197		Itron Inc (a)	4,400		185
Cia Energetica de Minas Gerais ADR	5,500	65		Jabil Circuit Inc (c)	17,700		331
Cleco Corp	400	18		Koninklijke Philips Electronics NV	6,070		171
Consolidated Edison Inc	1,200	71		Kyocera Corp	300		26
DTE Energy Co (c)	4,230	283		LG Display Co Ltd ADR(c)	5,300		74
Duke Energy Corp (c)	1,133	78		Nan Ya Printed Circuit Board Corp	10,000		12
E.ON SE	10,149	169		PerkinElmer Inc (c)	1,500		51
Edison International (c)	6,100	293		Stoneridge Inc (a)	17,545		113
Endesa SA	2,228	51		TE Connectivity Ltd (c)	7,885		317
Enel SpA	99,314	358		Tech Data Corp (a),(c)	7,314		388
Enersis SA ADR	2,400	45		Thermo Fisher Scientific Inc	2,300		170
Enersis SA - Rights (a)	1,209	—		Toshiba Corp	15,000		69
Entergy Corp	1,000	62		TTM Technologies Inc (a)	22,840		187

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electronics (continued)				Food (continued)
Tyco International Ltd (c)	15,330	$491		Cia Brasileira de Distribuicao Grupo Pao de	1,100		$56
Vishay Intertechnology Inc (a)	4,900	65		Acucar ADR
Waters Corp (a)	100	9		ConAgra Foods Inc (c)	7,400		252
WPG Holdings Ltd	46,000	53		Dean Foods Co (a),(c)	30,045		498
Yokogawa Electric Corp	1,800	18		Diamond Foods Inc (a)	6,730		105
		$5,126		Distribuidora Internacional de Alimentacion	12,217		95
				SA
Energy - Alternate Sources - 0.01%				General Mills Inc	6,372		295
Enel Green Power SpA	15,387	29		Grupo Bimbo SAB de CV	6,800		19
KiOR Inc (a)	8,387	46
				Harris Teeter Supermarkets Inc	900		39
		$75		Hershey Co/The	1,000		83
Engineering & Construction - 1.03%				Hillshire Brands Co (c)	13,470		436
ABB Ltd (a)	3,171	72		HJ Heinz Co	7,660		555
AECOM Technology Corp (a),(c)	8,900	270		Hormel Foods Corp (c)	3,800		142
Aker Solutions ASA	910	18		Indofood Sukses Makmur Tbk PT	123,500		93
Bilfinger SE	3,872	405		Ingredion Inc (c)	3,900		258
Chicago Bridge & Iron Co NV ADR	1,992	107		JBS SA (a)	14,907		52
China Railway Construction Corp Ltd	29,000	30		JM Smucker Co/The (c)	300		29
China Railway Group Ltd	88,000	48		Koninklijke Ahold NV	14,660		210
Chiyoda Corp	23,000	287		Kraft Foods Group Inc (c)	7,246		352
COMSYS Holdings Corp	18,296	242		Metro AG	1,480		46
Daelim Industrial Co Ltd	376	33		Mondelez International Inc (c)	9,267		256
EMCOR Group Inc	4,200	162		Nippon Meat Packers Inc	7,000		109
Ferrovial SA	2,390	37		Nisshin Seifun Group Inc	6,000		79
Fomento de Construcciones y Contratas SA	571	7		Nutreco NV	3,001		279
Foster Wheeler AG (a)	4,500	108		PureCircle Ltd (a)	2,527		10
Impregilo SpA	113,221	588		Sanderson Farms Inc	1,200		61
Jacobs Engineering Group Inc (a)	9,140	447		Suedzucker AG	3,529		154
JGC Corp	17,000	469		Toyo Suisan Kaisha Ltd	4,000		117
Kajima Corp	45,000	133		Tyson Foods Inc	4,000		91
Kandenko Co Ltd	118	1		Unilever NV - NY shares	6,383		248
KBR Inc (c)	16,000	486		Uni-President Enterprises Corp	87,740		165
Koninklijke Boskalis Westminster NV	714	31		Yamazaki Baking Co Ltd	2,000		25
MasTec Inc (a)	6,310	190					$5,429
McDermott International Inc (a),(c)	34,075	434
				Forest Products & Paper - 0.29%
Multiplan Empreendimentos Imobiliarios SA	200	6		Domtar Corp (c)	600		45
NCC AB	3,153	82		International Paper Co (c)	26,324		1,158
Obayashi Corp	45,000	232		MeadWestvaco Corp (c)	3,100		111
Obrascon Huarte Lain SA	2,793	93		Nippon Paper Group Inc	900		16
Shimizu Corp	10,000	32		Smurfit Kappa Group PLC	8,996		139
Skanska AB	3,846	68		Stora Enso OYJ	1,369		9
Taisei Corp	93,000	275		Svenska Cellulosa AB	3,472		85
TAV Havalimanlari Holding AS	4,059	25		UPM-Kymmene OYJ	5,063		59
Tecnicas Reunidas SA	2,571	129					$1,622
Vinci SA	2,949	136
		$5,683		Gas - 0.35%
				CenterPoint Energy Inc (c)	14,110		302
Entertainment - 0.14%				Enagas SA	2,661		64
Cinemark Holdings Inc	1,900	53		Gas Natural SDG SA	6,514		129
Dolby Laboratories Inc	500	16		Korea Gas Corp	242		16
DreamWorks Animation SKG Inc (a)	7,600	126
				NiSource Inc (c)	5,526		153
International Game Technology	2,300	37		Osaka Gas Co Ltd	69,000		268
OPAP SA	8,042	68		Perusahaan Gas Negara Persero Tbk PT	77,000		38
Penn National Gaming Inc (a)	7,390	368
				Snam SpA	11,954		57
Regal Entertainment Group	3,900	61		Toho Gas Co Ltd	1,000		5
Sankyo Co Ltd	900	38		Tokyo Gas Co Ltd	32,000		154
		$767		UGI Corp (c)	19,497		699
Environmental Control - 0.13%				Vectren Corp (c)	1,400		46
Darling International Inc (a)	1,400	23					$1,931
EnergySolutions Inc (a)	270	1
				Hand & Machine Tools - 0.12%
Republic Services Inc	5,540	174		Fuji Electric Co Ltd	19,000		54
Stericycle Inc (a),(c)	1,519	146
Waste Management Inc (c)	10,428	389		Konecranes OYJ	1,198		44
				Lincoln Electric Holdings Inc (c)	1,874		105
		$733		Regal-Beloit Corp	500		39
Food - 0.99%				Snap-on Inc	1,100		88
Ajinomoto Co Inc	8,000	106		Stanley Black & Decker Inc	3,373		266
Aryzta AG (a)	559	32		THK Co Ltd	2,000		37
China Mengniu Dairy Co Ltd	26,000	73					$633
Chr Hansen Holding A/S	252	9

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products - 0.90%				Home Furnishings (continued)
Becton Dickinson and Co (c)	1,421	$125		Matsushita Electric Industrial Co Ltd	10,400		$75
Boston Scientific Corp (a)	12,000	89		Pioneer Corp (a)	32,400		67
CareFusion Corp (a)	3,200	105		Tempur-Pedic International Inc (a)	5,890		242
Coloplast A/S	299	16		TiVo Inc (a)	7,042		87
Cooper Cos Inc/The (c)	2,000	212		VOXX International Corp (a)	17,990		179
Covidien PLC (c)	5,510	351		Whirlpool Corp	4,000		452
CR Bard Inc (c)	2,018	200					$1,728
Edwards Lifesciences Corp (a),(b)	3,740	321
Getinge AB	2,598	78		Housewares - 0.02%
Henry Schein Inc (a)	300	27		Newell Rubbermaid Inc	4,500		105
Hill-Rom Holdings Inc (c)	5,200	170
Hologic Inc (a)	62,465	1,363		Insurance - 2.54%
IDEXX Laboratories Inc (a)	1,420	131		ACE Ltd (c)	5,783		494
Medtronic Inc (c)	18,298	822		ACE Ltd	2,300		196
Patterson Cos Inc	10,449	380		Aegon NV	48,969		291
ResMed Inc	3,250	145		Aflac Inc	7,830		391
St Jude Medical Inc	300	12		AIA Group Ltd	66,200		286
STERIS Corp	500	20		Alleghany Corp (a)	750		283
Teleflex Inc	600	48		Allied World Assurance Co Holdings AG	600		53
Thoratec Corp (a),(c)	6,400	225		Allstate Corp/The	1,600		74
Zimmer Holdings Inc	1,300	97		Alterra Capital Holdings Ltd	18,054		553
		$4,937		American Financial Group Inc/OH (c)	9,438		415
				American International Group Inc (a)	72,267		2,747
Healthcare - Services - 0.78%
Amedisys Inc (a),(c)	10,647	120		Aon PLC	200		12
				Arthur J Gallagher & Co	200		8
Amil Participacoes SA	1,500	24		Assurant Inc (c)	8,400		353
Brookdale Senior Living Inc (a)	6,640	184
Cigna Corp (c)	8,473	495		Axis Capital Holdings Ltd	3,900		159
Community Health Systems Inc (c)	7,500	317		Baloise Holding AG	55		5
				Berkshire Hathaway Inc - Class B (a),(c)	5,968		610
Covance Inc (a)	1,100	73
Coventry Health Care Inc (c)	17,129	777		Brown & Brown Inc	7,060		212
DaVita HealthCare Partners Inc (a),(c)	3,449	412		China Pacific Insurance Group Co Ltd	53,800		198
Gentiva Health Services Inc (a)	8,070	85		Delta Lloyd NV	1,997		35
Health Net Inc/CA (a)	4,200	108		Dongbu Insurance Co Ltd	1,160		51
				Everest Re Group Ltd (c)	1,500		187
Humana Inc (c)	3,700	253
				Fidelity National Financial Inc (c)	20,440		509
Kindred Healthcare Inc (a)	11,520	130
				Genworth Financial Inc (a),(c)	25,400		217
Magellan Health Services Inc (a)	1,100	57
				Hanover Insurance Group Inc/The (c)	2,700		115
Miraca Holdings Inc	2,600	125
Molina Healthcare Inc (a)	4,480	143		Hanwha Life Insurance Co Ltd	7,880		53
				HCC Insurance Holdings Inc (c)	11,075		443
Quest Diagnostics Inc	300	17
Rhoen Klinikum AG	10,621	226		Liberty Holdings Ltd	3,301		43
UnitedHealth Group Inc (c)	4,309	230		Lincoln National Corp	1,400		41
				Loews Corp (c)	2,300		99
Universal Health Services Inc	3,700	214		Markel Corp (a)	1,110		537
WellCare Health Plans Inc (a)	2,300	132
				Marsh & McLennan Cos Inc (c)	21,432		796
WellPoint Inc (c)	2,441	152
				Meadowbrook Insurance Group Inc	24,360		171
		$4,274		Mediolanum SpA	3,490		19
Holding Companies - Diversified - 0.05%				Muenchener Rueckversicherungs AG	80		14
Alfa SAB de CV	33,000	80		Porto Seguro SA	2,700		36
Bidvest Group Ltd	579	15		Powszechny Zaklad Ubezpieczen SA	412		52
GEA Group AG	4,161	148		ProAssurance Corp	400		19
Imperial Holdings Ltd	1,445	33		Progressive Corp/The	14,290		348
		$276		Protective Life Corp (c)	24,115		770
				Prudential Financial Inc	500		28
Home Builders - 0.52%				Reinsurance Group of America Inc (c)	5,300		305
DR Horton Inc	15,880	354		Sampo	514		19
KB Home	17,300	323		Shin Kong Financial Holding Co Ltd (a)	21,000		6
Lennar Corp	6,580	254		Swiss Life Holding AG (a)	1,138		186
M/I Homes Inc (a)	9,787	224
NVR Inc (a)	657	663		Swiss Re AG	927		74
				T&D Holdings Inc	9,350		111
Persimmon PLC	13,134	182		Tokio Marine Holdings Inc	2,000		56
Pulte Group Inc (a),(c)	23,290	447		Torchmark Corp (c)	5,329		299
Sekisui Chemical Co Ltd	20,000	194		Travelers Cos Inc/The	600		48
Toll Brothers Inc (a)	6,270	214
				United Fire Group Inc	2,950		73
		$2,855		Unum Group	8,100		198
				Validus Holdings Ltd (c)	2,300		82
Home Furnishings - 0.31%
Arcelik AS	2,735	17		WR Berkley Corp	3,610		150
Electrolux AB	9,809	250		XL Group PLC	13,860		397
Furniture Brands International Inc (a)	13,690	13		Zurich Insurance Group AG	163		45
Harman International Industries Inc (c)	7,300	310					$13,972
LG Corp	600	36

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet - 1.58%				Machinery - Construction & Mining - 0.04%
Amazon.com Inc (a),(b)	4,350	$1,149		Outotec OYJ	1,469		$96
Baidu Inc ADR(a)	730	66		Terex Corp (a)	4,070		134
BroadSoft Inc (a)	9,090	191					$230
Ctrip.com International Ltd ADR(a)	3,950	76
Daum Communications Corp	1,491	132		Machinery - Diversified - 0.74%
				AGCO Corp (c)	3,100		160
Dena Co Ltd	1,415	40
eBay Inc (a),(b)	5,770	316		Amada Co Ltd	23,800		155
				Applied Industrial Technologies Inc (c)	600		26
Equinix Inc (a)	270	57
Expedia Inc (c)	5,100	326		Cascade Corp	6,413		412
				Cummins Inc (c)	1,300		151
Facebook Inc (a)	7,740	211
Google Inc (a),(c)	579	464		Deere & Co	2,550		224
Gree Inc	3,200	39		Ebara Corp	29,000		113
IAC/InterActiveCorp (c)	10,000	408		IDEX Corp	3,810		194
Kayak Software Corp (a),(c)	9,145	365		IHI Corp	88,000		247
				Intermec Inc (a)	30,736		304
Liberty Interactive Corp (a)	5,430	113
LinkedIn Corp (a)	5,210	876		Kawasaki Heavy Industries Ltd	1,000		3
Pandora Media Inc (a)	21,200	259		Kone OYJ	65		5
priceline.com Inc (a)	1,045	718		Metso OYJ	5,195		222
Rakuten Inc	5,300	46		Mitsubishi Heavy Industries Ltd	17,000		94
Sohu.com Inc (a)	2,420	108		Nordson Corp	4,290		272
				OC Oerlikon Corp AG (a)	24,175		295
Symantec Corp (a),(c)	21,600	506
Tencent Holdings Ltd	300	10		Okuma Holdings Inc	10,000		72
TIBCO Software Inc (a),(c)	25,503	547		Rheinmetall AG	1,506		83
VeriSign Inc (a),(c)	8,149	373		Roper Industries Inc	1,760		219
Web.com Group Inc (a)	9,890	169		Sumitomo Heavy Industries Ltd	49,000		216
Yahoo! Inc (a),(c)	53,710	1,144		Teco Electric and Machinery Co Ltd	1,000		1
				Wabtec Corp/DE (c)	5,443		533
		$8,709		Xylem Inc/NY (c)	3,237		89
Investment Companies - 0.01%							$4,090
Ares Capital Corp	4,200	78
				Media - 1.32%
				AMC Networks Inc (a),(b)	1,985		114
Iron & Steel - 0.35%				Astral Media Inc	8,963		418
AK Steel Holding Corp (c)	28,400	106		Cablevision Systems Corp (c)	31,099		435
APERAM	1,737	23		CBS Corp (c)	3,300		143
CAP SA	23	1		Comcast Corp - Class A (c)	15,064		599
Commercial Metals Co (c)	12,900	210		Comcast Corp - Special Class A	5,185		199
Dongkuk Steel Mill Co Ltd	380	4		DIRECTV (a),(c)	8,798		424
Feng Hsin Iron & Steel Co	3,000	5		Discovery Communications Inc - A Shares	2,997		220
Nucor Corp	5,930	267		(a),(c)
Reliance Steel & Aluminum Co (c)	4,800	320		DISH Network Corp (c)	18,300		637
Schnitzer Steel Industries Inc	3,700	106		FactSet Research Systems Inc	1,730		168
Severstal OAO	2,845	32		Fuji Media Holdings Inc	111		194
Steel Dynamics Inc (c)	24,700	377		Gannett Co Inc (c)	4,797		96
Tokyo Steel Manufacturing Co Ltd	18,200	90		Grupo Televisa SAB ADR	600		16
United States Steel Corp	9,200	192		Kabel Deutschland Holding AG	639		55
Vale SA ADR	7,500	138		McGraw-Hill Cos Inc/The	400		19
Xingda International Holdings Ltd	148,000	70		Mediaset Espana Comunicacion SA	3,540		25
		$1,941		Naspers Ltd	489		32
				New York Times Co/The (a)	4,000		39
Leisure Products & Services - 0.29%				News Corp - Class A (c)	18,900		544
Carnival Corp	12,370	442		Nippon Television Holdings Inc	8,400		126
Harley-Davidson Inc	6,250	329		Thomson Reuters Corp	400		12
Polaris Industries Inc	3,380	295		Time Warner Cable Inc (c)	8,589		742
Sega Sammy Holdings Inc	5,600	103		Time Warner Inc (c)	19,188		1,020
TUI AG (a)	7,675	77
				Viacom Inc (c)	7,257		424
WMS Industries Inc (a)	10,825	271
				Walt Disney Co/The	6,205		339
Yamaha Corp	8,400	84		Washington Post Co/The	200		80
		$1,601		Wolters Kluwer NV	6,790		135
Lodging - 0.37%							$7,255
Accor SA	3,161	114
Ameristar Casinos Inc	5,504	144		Metal Fabrication & Hardware - 0.27%
Home Inns & Hotels Management Inc ADR(a)	1,900	55		Aurubis AG	7,296		511
				Kloeckner & Co SE (a)	13,173		193
Marriott International Inc/DE	8,800	347
MGM Resorts International (a)	5,400	68		NSK Ltd	7,000		55
Orient-Express Hotels Ltd (a)	24,003	248		Olympic Steel Inc	8,460		175
				SKF AB	2,421		59
Starwood Hotels & Resorts Worldwide Inc	700	42		Timken Co (c)	6,500		353
Wyndham Worldwide Corp (c)	12,378	746
Wynn Resorts Ltd (c)	2,284	267		Vallourec SA	1,286		68
				Valmont Industries Inc	400		63
		$2,031					$1,477

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Mining - 0.68%				Oil & Gas (continued)
Aquarius Platinum Ltd (a)	10,386	$9		Chevron Corp (c)	13,982	$1,638
AuRico Gold Inc (a)	13,200	83		China Petroleum & Chemical Corp ADR	400	45
Barrick Gold Corp	24,948	754		CNOOC Ltd ADR	500	97
Boliden AB	15,024	254		Cobalt International Energy Inc (a)	46,595	1,149
Century Aluminum Co (a)	18,390	149		Comstock Resources Inc (a)	9,140	129
Cia de Minas Buenaventura SA ADR	700	18		ConocoPhillips (c)	9,436	547
Continental Gold Ltd (a)	25,320	155		CVR Energy Inc	780	44
Detour Gold Corp (a)	1,500	29		Devon Energy Corp (c)	2,700	146
Freeport-McMoRan Copper & Gold Inc (c)	3,021	96		Diamond Offshore Drilling Inc (c)	2,759	192
Gold Fields Ltd ADR	2,100	17		Encana Corp	3,600	65
Goldcorp Inc	1,633	53		Energy XXI Bermuda Ltd	2,500	74
Grupo Mexico SAB de CV	12,400	49		Eni SpA	8,785	200
Harmony Gold Mining Co Ltd ADR	4,500	28		EOG Resources Inc	800	101
Inmet Mining Corp	2,994	197		EQT Corp	3,970	250
KGHM Polska Miedz SA	340	19		Exxon Mobil Corp (c)	19,480	1,745
Mitsubishi Materials Corp	32,000	97		Gazprom OAO ADR	11,630	103
Mitsui Mining & Smelting Co Ltd	67,000	165		Grupa Lotos SA (a)	504	7
MMG Ltd (a)	64,000	28		Hess Corp (c)	6,400	426
Molycorp Inc (a)	22,017	135		HollyFrontier Corp (c)	6,300	354
New Gold Inc (a),(b)	1,900	17		Idemitsu Kosan Co Ltd	600	54
Newmont Mining Corp	1,284	52		Inpex Corp	6	32
Pacific Metals Co Ltd	31,000	166		Japan Petroleum Exploration Co	600	23
Royal Gold Inc	2,180	143		JX Holdings Inc	10,100	61
Sibanye Gold Ltd ADR(a)	525	3		Karoon Gas Australia Ltd (a)	54,700	389
Southern Copper Corp	300	11		Lukoil OAO ADR	1,755	113
Sumitomo Metal Mining Co Ltd	16,000	252		Lundin Petroleum AB (a)	2,341	53
Talison Lithium Ltd (a)	46,426	336		Marathon Oil Corp (c)	12,100	405
Umicore SA	2,421	121		McMoRan Exploration Co (a)	26,823	432
Uranium One Inc (a)	99,345	264		Murphy Oil Corp (c)	2,700	164
Zhaojin Mining Industry Co Ltd	22,500	30		Nabors Industries Ltd	11,100	186
		$3,730		Newfield Exploration Co (a)	8,100	188
				Noble Energy Inc	100	11
Miscellaneous Manufacturing - 1.32%				Occidental Petroleum Corp (b)	7,756	639
3M Co (c)	6,597	686
				Patterson-UTI Energy Inc (c)	8,500	198
AO Smith Corp (c)	2,000	143
				Penn Virginia Corp	35,080	143
Aptargroup Inc	2,410	130		Petroleo Brasileiro SA ADR	300	5
Barnes Group Inc	12,300	328		Phillips 66 (c)	5,001	315
Carlisle Cos Inc (c)	1,600	109
				Pioneer Natural Resources Co	3,990	502
CLARCOR Inc	100	5		Plains Exploration & Production Co (a)	4,224	192
Crane Co (c)	4,100	221
				Platino Energy Corp (a)	6,586	9
Danaher Corp	2,740	169		QEP Resources Inc (c)	7,537	230
Eaton Corp PLC (c)	9,107	564
General Electric Co (c)	56,328	1,308		Range Resources Corp	1,365	105
				Repsol SA	2,621	56
Harsco Corp	5,300	127		Rosetta Resources Inc (a)	3,910	190
Illinois Tool Works Inc	5,298	326		Royal Dutch Shell PLC ADR	4,844	318
Ingersoll-Rand PLC (c)	5,500	290
ITT Corp (c)	18,840	496		Royal Dutch Shell PLC - B shares ADR	4,315	291
				SK Holdings Co Ltd	657	106
Konica Minolta Holdings Inc	33,000	252		SM Energy Co	1,200	69
Orkla ASA	5,011	41		Southwestern Energy Co (a)	3,300	113
Pall Corp (c)	3,840	262
Parker Hannifin Corp (c)	2,514	237		Statoil ASA	5,666	141
Polypore International Inc (a)	19,150	733		Statoil ASA ADR	4,455	111
				Surgutneftegas OAO ADR	2,707	25
Siemens AG ADR	1,245	129		Swift Energy Co (a)	3,100	42
SPX Corp (c)	1,600	129
				Tatneft OAO ADR	1,799	75
Sulzer AG	1,430	249		Tesoro Corp	6,380	358
Trelleborg AB	7,376	104		Thai Oil PCL	5,000	12
Trinity Industries Inc	5,140	222		Total SA ADR	7,112	356
		$7,260		Transocean Ltd (a)	4,600	241
Office & Business Equipment - 0.00%				Unit Corp (a),(c)	4,600	209
Xerox Corp	2,200	18		Valero Energy Corp	6,940	316
				Whiting Petroleum Corp (a)	2,500	122
				WPX Energy Inc (a)	16,180	230
Oil & Gas - 3.49%						$19,167
Anadarko Petroleum Corp (b)	16,880	1,343
Baytex Energy Corp	100	4		Oil & Gas Services - 0.82%
BG Group PLC	40,930	722		Baker Hughes Inc (b)	12,725	570
BP PLC ADR	17,405	703		China Oilfield Services Ltd	16,000	34
Cabot Oil & Gas Corp	9,352	580		Dresser-Rand Group Inc (a),(c)	3,000	185
Canadian Natural Resources Ltd	2,450	75		Halliburton Co	43,595	1,809
Celtic Exploration Ltd (a)	14,223	373		Helix Energy Solutions Group Inc (a)	7,200	169
Chesapeake Energy Corp	11,150	225		Key Energy Services Inc (a)	7,200	62

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas Services (continued)				Pharmaceuticals (continued)
National Oilwell Varco Inc (c)	4,821	$329		Teva Pharmaceutical Industries Ltd ADR	11,295		$422
Oceaneering International Inc (c)	6,970	443		Therapeutics MD Inc (a),(d)	44,341		151
Oil States International Inc (a)	400	30		Therapeutics MD Inc (a),(d),(e),(f)	15,388		52
Petroleum Geo-Services ASA	7,399	116		UCB SA	4,263		247
RPC Inc	5,750	93		Warner Chilcott PLC (c)	42,100		568
Schlumberger Ltd (c)	1,252	97		Zoetis Inc (a)	400		13
SEACOR Holdings Inc (c)	2,600	181					$17,559
Superior Energy Services Inc (a)	5,955	158
TGS Nopec Geophysical Co ASA	1,676	63		Pipelines - 0.31%
Trican Well Service Ltd	11,300	146		China Gas Holdings Ltd	16,000		15
		$4,485		Kinder Morgan Inc/Delaware	8,840		328
				Spectra Energy Corp (c)	23,291		676
Packaging & Containers - 0.56%				Williams Cos Inc/The (c)	20,476		711
Ball Corp (c)	11,093	492					$1,730
Bemis Co Inc	4,360	163
Crown Holdings Inc (a),(c)	7,500	291		Private Equity - 0.12%
				American Capital Ltd (a),(c)	45,500		636
Graphic Packaging Holding Co (a)	9,630	72
Owens-Illinois Inc (a),(c)	11,800	301
Packaging Corp of America	7,160	299		Publicly Traded Investment Fund - 0.21%
Rengo Co Ltd	2,000	10		BlackRock Global Opportunities Equity Trust	85,690		1,172
Rock Tenn Co	10,965	970
Silgan Holdings Inc	3,480	149
Sonoco Products Co	7,860	250		Real Estate - 0.17%
Toyo Seikan Kaisha Ltd	6,200	90		BR Malls Participacoes SA	700		9
		$3,087		BR Properties SA	5,100		63
				Brookfield Asset Management Inc	200		8
Pharmaceuticals - 3.19%				China Overseas Land & Investment Ltd	12,000		36
Abbott Laboratories (c)	8,425	285		China Resources Land Ltd	4,000		12
AbbVie Inc (c)	3,025	112		Country Garden Holdings Co Ltd (a)	9,000		5
Actavis Inc (a)	7,500	638		Evergrande Real Estate Group Ltd	9,000		4
Algeta ASA (a)	3,036	102		Growthpoint Properties Ltd	4,811		15
Alkermes PLC (a)	2,550	55		Jones Lang LaSalle Inc (c)	2,300		222
AmerisourceBergen Corp (c)	7,409	349		Longfor Properties Co Ltd	2,000		4
Astellas Pharma Inc	5,200	281		PDG Realty SA Empreendimentos e	67,900		110
AstraZeneca PLC	3,747	170		Participacoes
Bayer AG	3,861	381		Realogy Holdings Corp (a)	4,980		223
Bristol-Myers Squibb Co (c)	8,739	323		Redefine Properties Ltd	4,269		5
Cardinal Health Inc (c)	40,190	1,857		Robinsons Land Corp	154,890		87
Catamaran Corp (a)	14,240	765		Shanghai Industrial Holdings Ltd	28,000		91
Chugai Pharmaceutical Co Ltd	6,600	143		Shimao Property Holdings Ltd	2,500		5
Daiichi Sankyo Co Ltd	11,900	213		Sino-Ocean Land Holdings Ltd	8,000		6
Dr Reddy's Laboratories Ltd ADR	1,200	39		SOHO China Ltd	4,500		3
Eisai Co Ltd	2,500	111					$908
Eli Lilly & Co (c)	16,530	904
Endo Health Solutions Inc (a),(c)	6,500	202		REITS - 1.17%
Express Scripts Holding Co (a)	1,300	74		Alexandria Real Estate Equities Inc	2,360		168
				American Tower Corp (c)	4,386		340
Forest Laboratories Inc (a),(c)	12,899	475
Galenica AG	54	31		Apartment Investment & Management Co	11,880		352
				AvalonBay Communities Inc (c)	1,019		127
GlaxoSmithKline PLC ADR	2,267	100		Boston Properties Inc (c)	1,826		190
H Lundbeck A/S	3,748	64
Hypermarcas SA (a)	5,500	49		BRE Properties Inc	4,690		228
				Corrections Corp of America (c)	3,800		146
Johnson & Johnson (c)	20,351	1,548
Kaken Pharmaceutical Co Ltd	64	1		CreXus Investment Corp	14,166		188
Kyowa Hakko Kirin Co Ltd	3,000	31		Duke Realty Corp	23,330		377
				Equity Residential (c)	1,672		92
MAP Pharmaceuticals Inc (a)	16,035	401
McKesson Corp (c)	5,730	608		Essex Property Trust Inc	770		115
				Federal Realty Investment Trust (c)	1,251		133
Meda AB	5,933	67
Merck & Co Inc (c)	21,366	913		Fibra Uno Administracion SA de CV	29,000		90
Merck KGaA	2,655	374		HCP Inc	3,160		154
				Host Hotels & Resorts Inc (c)	9,894		165
Mylan Inc/PA (a)	4,070	121
Novartis AG	2,200	149		Kimco Realty Corp	12,120		264
Novo Nordisk A/S	1,654	289		Liberty Property Trust	7,780		302
				Macerich Co/The (c)	5,171		311
Omnicare Inc	2,300	86
Onyx Pharmaceuticals Inc (a)	2,300	173		Pennsylvania Real Estate Investment Trust	6,040		109
				Plum Creek Timber Co Inc (c)	3,983		193
Otsuka Holdings Co Ltd	3,500	112
Pfizer Inc (c)	43,286	1,185		Prologis Inc	6,900		269
PharMerica Corp (a),(c)	10,011	144		Public Storage	960		145
				Rayonier Inc (c)	9,082		507
Roche Holding AG	8,172	1,870
Santen Pharmaceutical Co Ltd	2,300	103		Realty Income Corp	3,250		148
Shionogi & Co Ltd	9,800	199		Regency Centers Corp	4,240		220
				Simon Property Group Inc (c)	1,909		303
Sinopharm Group Co Ltd	2,800	9		Taubman Centers Inc (c)	2,554		196

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Retail (continued)
UDR Inc	5,990	$143		RadioShack Corp	12,400		$37
Ventas Inc	1,520	108		Ross Stores Inc (c)	4,700		272
Vornado Realty Trust	2,670	214		Ryohin Keikaku Co Ltd	700		46
Weyerhaeuser Co	5,430	160		Sally Beauty Holdings Inc (a)	7,100		197
		$6,457		Sears Canada Inc	171		2
				Sears Holdings Corp (a)	1,300		58
Retail - 4.10%				Seven & I Holdings Co Ltd	8,800		257
Abercrombie & Fitch Co	11,110	518		Shimamura Co Ltd	500		51
Advance Auto Parts Inc (c)	9,885	755
				Shinsegae Co Ltd	12		2
Aeon Co Ltd	700	8		Signet Jewelers Ltd	2,900		177
Aeropostale Inc (a),(c)	12,000	156
				Starbucks Corp	300		16
Alimentation Couche Tard Inc	1,100	57		Takashimaya Co Ltd	18,000		141
American Eagle Outfitters Inc (c)	17,100	354
				Target Corp	6,439		405
Anta Sports Products Ltd	17,000	16		Tiffany & Co	1,680		113
Ascena Retail Group Inc (a)	700	12
				TJX Cos Inc (c)	8,200		369
AutoNation Inc (a),(c)	7,604	333
AutoZone Inc (a),(c)	1,773	674		Tractor Supply Co	800		83
				Truworths International Ltd	1,638		17
Best Buy Co Inc	19,000	312		Ulta Salon Cosmetics & Fragrance Inc (c)	1,280		114
Big Lots Inc (a)	9,400	313
				UNY Group Holdings Co Ltd	11,500		82
Bosideng International Holdings Ltd	174,000	54		Urban Outfitters Inc (a)	6,800		275
Brick Ltd/The	16,408	85		USS Co Ltd	1,100		121
Brinker International Inc (c)	2,400	80
				Walgreen Co	11,700		479
Buckle Inc/The	1,400	63		Wal-Mart Stores Inc (c)	6,554		464
Burger King Worldwide Inc	40,400	737		Williams-Sonoma Inc (c)	4,200		191
CarMax Inc (a)	1,430	55
				Woolworths Holdings Ltd/South Africa	13,509		97
Chico's FAS Inc	11,700	199		Yum! Brands Inc (c)	2,103		138
China Dongxiang Group Co	389,000	52		Zale Corp (a)	84,290		331
Citizen Holdings Co Ltd	7,500	41					$22,538
Copart Inc (a)	1,700	58
Costco Wholesale Corp (c)	700	71		Savings & Loans - 0.27%
CP ALL PCL (e)	99,000	157		First Niagara Financial Group Inc	10,940		89
CVS Caremark Corp	18,430	942		Flagstar Bancorp Inc (a)	3,730		51
Darden Restaurants Inc	9,730	450		Hudson City Bancorp Inc (c)	80,257		684
Dick's Sporting Goods Inc	13,870	693		New York Community Bancorp Inc (c)	34,761		469
Dillard's Inc (c)	4,400	351		People's United Financial Inc	14,110		185
Dollar General Corp (a)	3,500	162					$1,478
Dollar Tree Inc (a)	3,600	163
Domino's Pizza Inc (c)	4,700	224		Semiconductors - 1.51%
				Analog Devices Inc (c)	16,373		740
DSW Inc	200	13		Applied Materials Inc (c)	30,847		423
Dufry AG (a)	113	15
Dunkin' Brands Group Inc	6,320	235		ASML Holding NV - NY Reg Shares	2,983		212
				Avago Technologies Ltd (c)	20,650		707
Ezcorp Inc (a),(c)	3,000	62
FamilyMart Co Ltd	500	21		Broadcom Corp	700		24
				First Solar Inc (a)	10,140		262
Fifth & Pacific Cos Inc (a)	16,780	304
				GT Advanced Technologies Inc (a)	44,435		127
Foot Locker Inc (c)	13,500	462
				Intel Corp (c)	47,347		987
GameStop Corp (c)	20,405	511
				KLA-Tencor Corp (c)	5,800		317
Gap Inc/The (c)	24,023	791
				Linear Technology Corp (c)	5,602		214
Golden Eagle Retail Group Ltd	46,700	96		LSI Corp (a),(c)	41,100		286
GOME Electrical Appliances Holding Ltd (a)	778,000	86
				Marvell Technology Group Ltd (b),(c)	24,100		244
Guess? Inc (c)	8,900	246
Home Depot Inc/The (c)	6,524	447		Maxim Integrated Products Inc	7,200		225
				MEMC Electronic Materials Inc (a)	33,830		167
Hyundai Home Shopping Network Corp	1,171	146		Microchip Technology Inc (c)	8,477		309
Inditex SA	570	76		Micron Technology Inc (a)	100,815		846
Intime Department Store Group Co Ltd	84,000	103		MKS Instruments Inc (c)	10,100		274
Isetan Mitsukoshi Holdings Ltd	3,600	40
J Front Retailing Co Ltd	34,000	201		NVIDIA Corp	15,600		198
				NXP Semiconductor NV (a)	6,330		205
JC Penney Co Inc	20,495	360		ON Semiconductor Corp (a),(c)	20,000		160
K's Holdings Corp	1,700	44		PMC - Sierra Inc (a)	12,600		82
Lowe's Cos Inc (c)	74,168	2,830
				QLogic Corp (a)	26,300		299
Ltd Brands Inc (c)	7,611	346
				Qualcomm Inc (c)	2,649		174
Macy's Inc (c)	10,313	424
Maoye International Holdings Ltd	296,000	64		Realtek Semiconductor Corp	21,210		51
McDonald's Corp (c)	2,999	288		Rohm Co Ltd	2,700		96
MSC Industrial Direct Co Inc	5,790	494		Samsung Electronics Co Ltd	539		382
New World Department Store China Ltd	58,000	36		Siliconware Precision Industries Co	2,000		2
Nordstrom Inc (c)	5,411	293		Sumco Corp	300		3
O'Reilly Automotive Inc (a)	1,440	147		Taiwan Semiconductor Manufacturing Co Ltd	3,800		69
Panera Bread Co (a)	500	80		ADR
				Teradyne Inc (a)	300		5
PetSmart Inc (c)	5,270	343
				Wolfson Microelectronics PLC (a)	17,633		52
President Chain Store Corp	4,000	22
PVH Corp	1,901	232

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Semiconductors (continued)				Telecommunications (continued)
Xilinx Inc (c)	4,996	$186		Juniper Networks Inc (a)	4,400		$91
		$8,328		KDDI Corp	500		38
				KT Corp ADR	3,200		52
Shipbuilding - 0.04%				Level 3 Communications Inc (a)	200		4
Mitsui Engineering & Shipbuilding Co Ltd	88,000	171		MetroPCS Communications Inc (a)	38,040		373
Samsung Heavy Industries Co Ltd	710	25		Mobistar SA	3,414		81
		$196		Motorola Solutions Inc	4,300		268
Software - 1.89%				NII Holdings Inc (a)	24,700		119
Activision Blizzard Inc	10,300	147		NTT DOCOMO Inc	41		63
Akamai Technologies Inc (a)	20,240	748		Polycom Inc (a)	8,000		73
Allscripts Healthcare Solutions Inc (a)	8,200	104		RF Micro Devices Inc (a)	33,910		156
Amadeus IT Holding SA	5,807	148		Softbank Corp	800		30
ANSYS Inc (a)	1,660	126		Sprint Nextel Corp (a)	94,860		551
Autodesk Inc (a)	13,900	511		Tele2 AB	3,839		61
BMC Software Inc (a),(c)	3,200	128		Telecom Italia SpA	121,944		90
Broadridge Financial Solutions Inc (c)	1,500	34		Telefonaktiebolaget LM Ericsson	15,211		185
CA Inc (c)	32,678	800		Telefonica SA ADR	17,067		222
CareView Communications Inc (a)	203,245	163		Telekomunikasi Indonesia Persero Tbk PT	1,100		49
Changyou.com Ltd ADR	1,515	45		ADR
Citrix Systems Inc (a)	1,860	132		Telenor ASA	3,018		65
CommVault Systems Inc (a)	1,500	111		Telephone & Data Systems Inc	4,100		94
Compuware Corp (a),(c)	33,362	387		Tellabs Inc (c)	113,100		230
Concur Technologies Inc (a)	9,810	689		Tim Participacoes SA ADR	1,000		22
Electronic Arts Inc (a)	10,270	180		Turkcell Iletisim Hizmetleri AS (a)	1,796		12
Fair Isaac Corp	4,100	182		tw telecom inc (a)	7,300		185
Fidelity National Information Services Inc (c)	14,508	546		Verizon Communications Inc (c)	15,917		740
Fiserv Inc (a),(c)	1,400	115		Virgin Media Inc	246		11
Intuit Inc (c)	4,799	310		Vodafone Group PLC ADR	7,684		193
Konami Corp	5,020	98					$12,016
Microsoft Corp (c)	44,568	1,239
Oracle Corp (c)	36,325	1,244		Textiles - 0.09%
				Cintas Corp (c)	5,973		262
Red Hat Inc (a),(c)	1,567	80
				Mohawk Industries Inc (a)	1,800		191
Salesforce.com Inc (a)	1,782	301
				Nisshinbo Holdings Inc	8,000		57
SAP AG	13	1		Teijin Ltd	3,000		7
ServiceNow Inc (a)	19,330	628
Software AG	2,877	113					$517
SolarWinds Inc (a)	2,720	154		Toys, Games & Hobbies - 0.28%
Solera Holdings Inc	10,210	575		Hasbro Inc (c)	15,548		622
Square Enix Holdings Co Ltd	200	2		Jakks Pacific Inc (c)	1,698		21
Velti PLC (a)	13,800	51		Mattel Inc (c)	15,988		652
VeriFone Systems Inc (a)	6,142	116		Namco Bandai Holdings Inc	10,500		167
Verint Systems Inc (a)	5,037	172		Nintendo Co Ltd	760		73
		$10,380					$1,535
Telecommunications - 2.19%				Transportation - 1.09%
Acme Packet Inc (a)	5,635	164		Ansaldo STS SpA	7,072		68
Advanced Info Service PCL	16,600	115		AP Moeller - Maersk A/S - B shares	9		72
Alcatel-Lucent/France ADR(a)	59,700	82		Bristow Group Inc	1,300		76
Amdocs Ltd	2,600	95		Canadian National Railway Co	1,970		200
America Movil SAB de CV ADR	2,700	56		Canadian Pacific Railway Ltd	1,730		210
Arris Group Inc (a)	8,600	149		Central Japan Railway Co	1,700		165
AT&T Inc (c)	40,341	1,447		CH Robinson Worldwide Inc	11,385		650
Belgacom SA	1,746	49		Con-way Inc (c)	4,900		172
CenturyLink Inc	6,560	227		CSX Corp (c)	8,410		193
China Communications Services Corp Ltd	12,000	7		Deutsche Post AG	14,469		324
China Mobile Ltd ADR	3,900	214		DSV A/S	5,451		134
China Telecom Corp Ltd	48,000	25		East Japan Railway Co	2,600		192
Cisco Systems Inc (c)	146,679	3,058		Era Group Inc (a),(c)	2,500		50
Clearwire Corp (a)	61,154	191		FedEx Corp (c)	1,475		155
Comtech Telecommunications Corp	6,600	177		Hankyu Hanshin Holdings Inc	1,000		6
Comverse Inc (a)	5,620	155		Kansas City Southern	2,650		273
Deutsche Telekom AG ADR	19,750	211		Keio Corp	12,000		96
DiGi.Com Bhd	14,000	21		Keisei Electric Railway Co Ltd	10,000		95
DigitalGlobe Inc (a)	17,670	461		Landstar System Inc (c)	6,330		356
ENTEL Chile SA	3,484	73		Nippon Express Co Ltd	12,000		53
Far EasTone Telecommunications Co Ltd	19,000	44		Norfolk Southern Corp (c)	2,320		169
France Telecom SA ADR	8,100	79		Old Dominion Freight Line Inc (a),(c)	3,700		133
Freenet AG	4,965	111		Ryder System Inc (c)	3,100		174
GN Store Nord A/S	5,752	103		Tidewater Inc	100		5
Harris Corp (c)	6,924	333		TNT Express NV	29,765		225
JDS Uniphase Corp (a),(c)	21,965	311		Tobu Railway Co Ltd	8,000		44

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
Transportation (continued)				BONDS- 23.45%	Amount (000's)		Value	(000	's)
Tokyu Corp	6,000	$36		Advertising - 0.02%
Union Pacific Corp (c)	2,231	306		Visant Corp
United Parcel Service Inc (b),(c)	13,699	1,132		10.00%, 10/1/2017		$140		$126
Werner Enterprises Inc (c)	1,400	32
West Japan Railway Co	4,600	203		Aerospace & Defense - 0.22%
		$5,999		Meccanica Holdings USA Inc
Water- 0.01%				6.25%, 1/15/2040(g)		600		519
American Water Works Co Inc (c)	400	16		7.38%, 7/15/2039(g)		770		721
Cia de Saneamento Basico do Estado de Sao	800	39						$1,240
Paulo ADR(a)
				Airlines - 0.52%
		$55		American Airlines 2011-2 Class A Pass
TOTAL COMMON STOCKS		$304,870		Through Trust
CONVERTIBLE PREFERRED STOCKS -				8.63%, 4/15/2023(e)		752		782
0.29%	Shares Held	Value(000	's)	Continental Airlines 1999-1 Class A Pass
Automobile Manufacturers - 0.05%				Through Trust
General Motors Co	6,665	278		6.55%, 2/2/2019		460		506
				Continental Airlines 1999-1 Class B Pass
				Through Trust
Banks- 0.16%				6.80%, 2/2/2020(e)		109		113
Bank of America Corp	281	337		Continental Airlines 2012-2 Class A Pass
Wells Fargo & Co	445	564		Through Trust
		$901		4.00%, 4/29/2026(e)		145		151
Electric - 0.04%				Continental Airlines 2012-2 Class B Pass
NextEra Energy Inc	1,525	79		Through Trust
PPL Corp (c)	2,400	132		5.50%, 4/29/2022		105		110
		$211		Continental Airlines 2012-3 Class C Pass
				Thru Certificates
Iron & Steel - 0.04%				6.13%, 4/29/2018		195		193
ArcelorMittal	6,775	159		Delta Air Lines 2007-1 Class A Pass Through
Cliffs Natural Resources Inc (a)	2,950	68		Trust
		$227		6.82%, 2/10/2024		409		464
TOTAL CONVERTIBLE PREFERRED STOCKS		$1,617		US Airways 2012-1 Class A Pass Through
PREFERRED STOCKS - 0.61%	Shares Held	Value(000	's)	Trust
				5.90%, 4/1/2026(e)		230		257
Automobile Manufacturers - 0.01%				US Airways 2012-2 Class A Pass Through
Porsche Automobil Holding SE	370	29		Trust
Volkswagen AG	90	20		4.63%, 12/3/2026(e)		260		270
		$49						$2,846
Banks- 0.50%				Automobile Manufacturers - 0.33%
Ally Financial Inc (g)	784	763
				Daimler Finance North America LLC
Banco do Estado do Rio Grande do Sul SA	1,600	15		0.92%, 3/28/2014(g),(h)		1,400		1,403
Capital One Financial Corp	29,252	735		Volkswagen International Finance NV
SunTrust Banks Inc	48,783	1,218		0.91%, 9/22/2013(g),(h)		100		100
		$2,731		1.06%, 3/21/2014(d),(g),(h)		300		302
Consumer Products - 0.01%								$1,805
Henkel AG & Co KGaA	789	69		Banks- 2.49%
				Banco Santander Chile
Electric - 0.00%				6.50%, 9/22/2020(g)	CLP	300,000		631
AES Tiete SA	1,700	18		Bank of America Corp
				6.00%, 9/1/2017		$700		813
				Barclays Bank PLC
Iron & Steel - 0.01%				6.00%, 1/14/2021	EUR	800		1,160
Metalurgica Gerdau SA	1,000	10		Cooperatieve Centrale Raiffeisen-
Usinas Siderurgicas de Minas Gerais SA	9,271	46		Boerenleenbank BA/Netherlands
		$56		4.75%, 1/15/2020(d),(g)		$1,000		1,141
Media- 0.02%				Eksportfinans ASA
ProSiebenSat.1 Media AG	3,682	127		2.00%, 9/15/2015		360		346
				2.25%, 2/11/2021	CHF	145		137
				2.38%, 5/25/2016		$150		143
Oil & Gas - 0.06%				GMAC International Finance BV
Chesapeake Energy Corp (g)	300	311		7.50%, 4/21/2015	EUR	200		284
				Goldman Sachs Group Inc/The
Retail - 0.00%				6.15%, 4/1/2018		$700		827
Lojas Americanas SA	51	1		HSBC Bank USA NA/New York NY
Orchard Supply Hardware Stores Corp (a),(c)	31	—		6.00%, 8/9/2017		100		118
		$1		HSBC Holdings PLC
TOTAL PREFERRED STOCKS		$3,362		5.10%, 4/5/2021		600		699

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Banks (continued)					Diversified Financial Services (continued)
JP Morgan Chase Bank NA					SLM Corp (continued)
6.00%, 10/1/2017		$100	$118		8.45%, 6/15/2018		$500		$591
Lloyds TSB Bank PLC					Textron Financial Corp
5.80%, 1/13/2020(g)		850	1,005		6.00%, 2/15/2067(g),(h)		700		637
6.50%, 3/24/2020	EUR	780	1,146						$9,718
Morgan Stanley
6.63%, 4/1/2018		$850	1,012		Electric - 0.58%
Royal Bank of Scotland Group PLC					Cia de Eletricidade do Estado da Bahia
					11.75%, 4/27/2016 (g)	BRL	350		189
6.13%, 12/15/2022		615	645
Royal Bank of Scotland PLC/The					Enel Finance International NV
					6.00%, 10/7/2039(g)		$500		494
4.35%, 1/23/2017	EUR	200	265
6.93%, 4/9/2018		500	726		Energy Future Intermediate Holding Co LLC /
Russian Agricultural Bank OJSC Via RSHB					EFIH Finance Inc
					11.75%, 3/1/2022(g)		1,120		1,294
Capital SA					10.00%, 12/1/2020 (g)		1,090		1,229
5.30%, 12/27/2017(g)		$200	212
Societe Generale SA									$3,206
9.38%, 9/29/2049(h)	EUR	400	586		Engineering & Construction - 0.13%
Standard Chartered PLC					Odebrecht Finance Ltd
3.95%, 1/11/2023(g)		$1,200	1,199		7.13%, 6/26/2042(g)		600		692
UBS AG/Stamford CT
5.75%, 4/25/2018		293	348
7.63%, 8/17/2022		100	112		Entertainment - 0.06%
			$13,673		WMG Acquisition Corp
					6.00%, 1/15/2021(d),(g)		300		311
Building Materials - 0.17%
Owens Corning
4.20%, 12/15/2022		935	958		Food- 0.42%
					BRF - Brasil Foods SA
					5.88%, 6/6/2022(g)		1,000		1,106
Chemicals - 0.23%					Delhaize Group SA
Hercules Inc					5.70%, 10/1/2040		160		155
6.50%, 6/30/2029		330	304		SUPERVALU Inc
Orion Engineered Carbons Finance & Co					8.00%, 5/1/2016		630		631
SCA					Wells Enterprises Inc
9.25%, 8/1/2019(g)		950	945		6.75%, 2/1/2020(g)		385		406
			$1,249						$2,298
Commercial Services - 0.17%					Hand & Machine Tools - 0.08%
Cielo SA / Cielo USA Inc					Mcron Finance Sub LLC / Mcron Finance
3.75%, 11/16/2022(g)		1,000	952		Corp
					8.38%, 5/15/2019(g)		410		435
Computers - 0.23%
Hewlett-Packard Co					Healthcare - Services - 0.05%
0.57%, 5/24/2013(h)		700	700		HCA Holdings Inc
4.65%, 12/9/2021		550	564		6.25%, 2/15/2021		280		295
			$1,264
Distribution & Wholesale - 0.21%					Holding Companies - Diversified - 0.13%
Ingram Micro Inc					Votorantim Cimentos SA
5.00%, 8/10/2022		1,120	1,153		7.25%, 4/5/2041(g)		650		730
Diversified Financial Services - 1.77%					Home Equity Asset Backed Securities - 0.98%
Caterpillar Financial Services Corp					Countrywide Asset-Backed Certificates
0.52%, 2/26/2016(h)		2,850	2,852		0.34%, 8/25/2037(h)		1,600		1,072
Doric Nimrod Air Finance Alpha Ltd 2012-1					HSI Asset Securitization Corp Trust 2006-
Class A Pass Through Trust					HE2
5.13%, 11/30/2024(g)		1,330	1,430		0.31%, 12/25/2036(h)		2,291		985
General Electric Capital Corp					Morgan Stanley ABS Capital I Inc Trust
6.25%, 12/15/2049(h)		500	549		2007-HE2
7.13%, 12/15/2049(h)		1,000	1,155		0.29%, 1/25/2037(h)		2,104		1,078
Jefferies Group Inc					Morgan Stanley ABS Capital I Inc Trust
5.13%, 1/20/2023		610	638		2007-HE5
Numericable Finance & Co SCA					0.54%, 3/25/2037(h)		1,971		955
8.75%, 2/15/2019(g)	EUR	175	248		Morgan Stanley Home Equity Loan Trust
Sasol Financing International PLC					2007-2
4.50%, 11/14/2022		$980	977		0.43%, 4/25/2037(h)		2,500		1,319
Schahin II Finance Co SPV Ltd									$5,409
5.88%, 9/25/2023(g)		500	525
SLM Corp					Insurance - 0.35%
8.00%, 3/25/2020		100	116		AXA SA
					6.38%, 12/29/2049(g),(h)		1,300		1,294

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Insurance (continued)			Mortgage Backed Securities (continued)
MetLife Capital Trust IV			Berica ABS SRL
7.88%, 12/15/2067(g)	$500	$617	0.48%, 12/30/2055(h)	EUR	500	$633
		$1,911	CHL Mortgage Pass-Through Trust 2004-
			HYB4
Iron & Steel - 0.41%			2.72%, 9/20/2034(h)		$102	97
ArcelorMittal			CHL Mortgage Pass-Through Trust 2004-
7.25%, 3/1/2041	350	349	HYB8
7.50%, 10/15/2039	897	930	3.57%, 1/20/2035(h)		216	205
Permian Holdings Inc			CHL Mortgage Pass-Through Trust 2005-1
10.50%, 1/15/2018 (g)	325	333
			0.52%, 3/25/2035(h)		363	236
Samarco Mineracao SA			CHL Mortgage Pass-Through Trust 2005-11
4.13%, 11/1/2022(g)	635	622
			0.47%, 4/25/2035(h)		204	150
		$2,234	CHL Mortgage Pass-Through Trust 2005-13
Lodging - 0.04%			5.50%, 6/25/2035		484	486
Mandalay Resort Group			Citicorp Mortgage Securities REMIC Pass-
7.63%, 7/15/2013	210	214	Through Certificates Trust Series 2005-6
			0.55%, 9/25/2035(h)		73	73
			CitiMortgage Alternative Loan Trust Series
Media- 0.43%			2006-A3
Clear Channel Communications Inc			6.00%, 7/25/2036		87	67
5.50%, 9/15/2014	1,090	1,063	CitiMortgage Alternative Loan Trust Series
Clear Channel Worldwide Holdings Inc			2007-A6
7.63%, 3/15/2020	25	25	6.00%, 6/25/2037(h)		242	208
7.63%, 3/15/2020	1,165	1,206	COBALT CMBS Commercial Mortgage Trust
DISH DBS Corp			2006-C1
5.00%, 3/15/2023(d),(g)	100	99
			5.25%, 8/15/2048		325	349
		$2,393	Credit Suisse First Boston Mortgage
Mining - 0.78%			Securities Corp
			2.81%, 6/25/2034(h)		327	322
Anglo American Capital PLC
4.13%, 9/27/2022(g)	1,165	1,207	5.25%, 5/25/2028		101	100
AngloGold Ashanti Holdings PLC			5.50%, 11/25/2035		309	269
5.13%, 8/1/2022	590	597	CSMC Mortgage-Backed Trust 2006-8
			6.50%, 10/25/2021(h)		192	162
IAMGOLD Corp
6.75%, 10/1/2020(g)	755	730	Deutsche Alt-A Securities Inc Mortgage Loan
New Gold Inc			Trust Series 2005-6
6.25%, 11/15/2022(g)	450	474	5.50%, 12/25/2035(h)		210	159
Newcrest Finance Pty Ltd			Extended Stay America Trust
4.20%, 10/1/2022(g)	575	594	5.05%, 12/5/2031(g)		572	603
Xstrata Finance Canada Ltd			Fannie Mae Trust 2002-W8
5.30%, 10/25/2042(g)	715	710	0.60%, 9/25/2032(h)		146	145
		$4,312	FHLMC Multifamily Structured Pass Through
			Certificates
Miscellaneous Manufacturing - 0.02%			1.58%, 10/25/2021(d),(h)		198	22
General Electric Co			First Horizon Mortgage Pass-Through Trust
2.70%, 10/9/2022	100	100	2005-AR3
			2.61%, 8/25/2035(h)		403	399
Mortgage Backed Securities - 3.73%			GMACM Mortgage Loan Trust 2005-AR4
			3.59%, 7/19/2035(h)		246	227
Alternative Loan Trust 2006-J4
6.25%, 7/25/2036(h)	208	144	GMACM Mortgage Loan Trust 2005-AR6
			3.25%, 11/19/2035(h)		594	548
Alternative Loan Trust 2007-4CB			GS Mortgage Securities Trust 2007-GG10
5.75%, 4/25/2037	224	190	5.79%, 8/10/2045 (h)		450	447
Banc of America Funding 2004-B Trust
2.98%, 11/20/2034(h)	242	220	GSR Mortgage Loan Trust 2004-12
			2.77%, 12/25/2034(h)		874	880
Banc of America Funding Corp
0.65%, 7/25/2037(g),(h)	190	118	GSR Mortgage Loan Trust 2006-8F
Banc of America Large Loan Trust 2010-			6.00%, 9/25/2036		423	371
HLTN			HarborView Mortgage Loan Trust 2005-14
			3.02%, 12/19/2035(h)		318	273
2.50%, 11/15/2015(g),(h)	999	1,000
Banc of America Mortgage 2006-B Trust			HarborView Mortgage Loan Trust 2005-9
			0.54%, 6/20/2035(h)		657	619
6.14%, 11/20/2046(h)	110	102
Bear Stearns ARM Trust 2004-10			IndyMac INDX Mortgage Loan Trust 2005-
3.00%, 1/25/2035(h)	8	8	AR16IP
			0.52%, 7/25/2045(h)		122	100
Bear Stearns ARM Trust 2005-12
2.95%, 2/25/2036(h)	229	175	IndyMac INDX Mortgage Loan Trust 2006-
Bear Stearns Commercial Mortgage Securities			AR5
			4.75%, 5/25/2036(h)		297	257
Trust 2004-PWR2
5.81%, 5/11/2039(g),(h)	105	107	JP Morgan Alternative Loan Trust
			5.10%, 3/25/2036(h)		43	36
Bella Vista Mortgage Trust 2005-1
0.47%, 2/22/2035(h)	183	137

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage					Wells Fargo Mortgage Backed Securities
Securities Trust 2007-LDP10					2005-11 Trust
5.46%, 1/15/2049		$250	$ 268		5.50%, 11/25/2035		$110		$114
JP Morgan Chase Commercial Mortgage					Wells Fargo Mortgage Backed Securities
Securities Trust 2011-FL1					2005-17 Trust
2.10%, 11/15/2028(g),(h)		1,060	1,067		5.50%, 1/25/2036(h)		237		246
Lehman Mortgage Trust 2006-1					Wells Fargo Mortgage Backed Securities
5.50%, 2/25/2036		68	68		2005-AR16 Trust
MASTR Adjustable Rate Mortgages Trust					2.71%, 2/25/2034(h)		159		158
2006-2									$20,526
2.98%, 4/25/2036(h)		390	359
Merrill Lynch Mortgage Investors Trust Series					Municipals - 0.29%
MLCC 2005-3					Autonomous Community of Madrid Spain
0.45%, 11/25/2035(h)		104	99		4.20%, 9/24/2014	EUR	100		133
0.45%, 11/25/2035(h)		655	615		4.30%, 9/15/2026		1,155		1,176
Merrill Lynch Mortgage Investors Trust Series					4.31%, 3/6/2014		100		132
MLCC 2006-2					Junta de Castilla y Leon
2.32%, 5/25/2036(h)		116	115		6.51%, 3/1/2019		100		134
Merrill Lynch Mortgage Investors Trust Series									$1,575
MLCC 2007-1					Office Furnishings - 0.16%
4.98%, 1/25/2037(h)		198	184		Steelcase Inc
Morgan Stanley Capital I Trust 2007-HQ12					6.38%, 2/15/2021		$785		867
5.59%, 4/12/2049(h)		279	302
Morgan Stanley Mortgage Loan Trust 2006-
11					Oil & Gas - 1.19%
6.00%, 8/25/2036(h)		310	272		Connacher Oil and Gas Ltd
					8.50%, 8/1/2019(g)		495		309
Morgan Stanley Mortgage Loan Trust 2006-
2					Gazprom Neft OAO Via GPN Capital SA
					4.38%, 9/19/2022(g)		1,200		1,197
5.75%, 2/25/2036		290	274
Motel 6 Trust					Halcon Resources Corp
3.78%, 10/5/2025(g)		200	198		9.75%, 7/15/2020(g)		555		613
Provident Funding Mortgage Loan Trust					Newfield Exploration Co
2005-2					5.63%, 7/1/2024		1,020		1,066
2.93%, 10/25/2035(h)		227	221		OGX Austria GmbH
RALI Series 2007-QH7 Trust					8.38%, 4/1/2022(g)		700		599
0.45%, 8/25/2037 (h)		935	654		8.50%, 6/1/2018(g)		600		539
Residential Asset Securitization Trust 2005-					Petroleos Mexicanos
A8CB					7.65%, 11/24/2021(g)	MXN	6,500		567

5.38%, 7/25/2035		651	555		Petrominerales Ltd
Residential Asset Securitization Trust 2007-					3.25%, 6/12/2017		$100		86
A6					Plains Exploration & Production Co
6.00%, 6/25/2037(h)		305	273		6.88%, 2/15/2023		300		346
RFMSI Series 2006-S1 Trust					Rosneft Oil Co via Rosneft International
5.75%, 1/25/2036		282	292		Finance Ltd
					4.20%, 3/6/2022(g)		650		648
RMAC Securities PLC
0.67%, 6/12/2044(h)	GBP	638	886		TNK-BP Finance SA
Structured Adjustable Rate Mortgage Loan					6.63%, 3/20/2017		500		569
Trust									$6,539
0.51%, 7/25/2035(h)		$144	107
					Oil & Gas Services - 0.21%
Structured Asset Mortgage Investments II					Basic Energy Services Inc
Trust 2006-AR3					7.75%, 2/15/2019		285		291
0.41%, 4/25/2036(h)		699	473
					7.75%, 10/15/2022		695		707
Structured Asset Sec Mort Pass Thr Cert					Global Geophysical Services Inc
Series 2001-21a					10.50%, 5/1/2017		230		177
2.55%, 1/25/2032(h)		33	30
									$1,175
Thornburg Mortgage Securities Trust 2007-2
1.45%, 6/25/2037(h)		82	71		Other Asset Backed Securities - 0.82%
5.75%, 6/25/2037(h)		364	356		Belle Haven ABS CDO Ltd
WaMu Mortgage Pass Through Certificates					0.66%, 11/3/2044(d),(g),(h)		144		58
0.90%, 1/25/2047(h)		1,005	876		0.70%, 11/3/2044(d),(g),(h)		196		79
1.57%, 8/25/2042(h)		22	21		Countrywide Asset-Backed Certificates
2.57%, 7/25/2046(h)		410	387		0.35%, 6/25/2047(h)		1,200		906
Washington Mutual Mortgage Pass-Through					0.39%, 6/25/2047(h)		1,600		1,077
Certificates WMALT Series 2006-2					Huntington CDO Ltd
6.00%, 3/25/2036(h)		274	239		0.57%, 11/5/2040(d),(g),(h)		252		224
Wells Fargo Mortgage Backed Securities					JP Morgan Mortgage Acquisition Trust 2006-
2003-J Trust					WMC3
4.57%, 10/25/2033(h)		101	102		0.31%, 8/25/2036(h)		489		233

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Other Asset Backed Securities (continued)					Sovereign (continued)
Merrill Lynch Mortgage Investors Trust Series					Mexican Bonos (continued)
2006-RM4					8.50%, 12/13/2018(h)	MXN	5,000	$465
0.28%, 9/25/2037(h)		$75	$21		Portugal Obrigacoes do Tesouro OT
Newcastle CDO V Ltd					3.85%, 4/15/2021	EUR	1,550	1,724
0.65%, 12/24/2039(g),(h)		289	274		Russian Foreign Bond - Eurobond
Sierra Madre Funding Ltd					4.50%, 4/4/2022(g)		$400	443
0.58%, 9/7/2039(d),(e),(g),(h)		553	404		South Africa Government Bond
0.60%, 9/7/2039(d),(e),(g),(h)		1,353	992		7.75%, 2/28/2023	ZAR	9,800	1,166
Sierra Timeshare 2012-1 Receivables Funding					Spain Government Bond
LLC					4.30%, 10/31/2019	EUR	505	662
2.84%, 11/20/2028(g)		100	102		4.65%, 7/30/2025		265	324
Triaxx Prime CDO 2007-1 Ltd					United Kingdom Gilt Inflation Linked
0.46%, 10/2/2039(g),(h)		203	135		1.88%, 11/22/2022	GBP	120	240
			$4,505		Uruguay Government International Bond
					4.25%, 4/5/2027	UYU	10,362	661
Pharmaceuticals - 0.17%					Vnesheconombank Via VEB Finance PLC
Valeant Pharmaceuticals International					6.03%, 7/5/2022(g)		$200	226
6.38%, 10/15/2020(g)		180	194
VPI Escrow Corp								$22,118
6.38%, 10/15/2020(g)		690	742		Telecommunications - 1.15%
			$936		Alcatel-Lucent USA Inc
					6.45%, 3/15/2029		770	599
Pipelines - 0.18%					America Movil SAB de CV
Copano Energy LLC / Copano Energy					3.13%, 7/16/2022		200	199
Finance Corp					Brasil Telecom SA
7.13%, 4/1/2021		100	114		9.75%, 9/15/2016(g)	BRL	1,205	638
IFM US Colonial Pipeline 2 LLC					Clearwire Communications LLC / Clearwire
6.45%, 5/1/2021(g)		800	898
					Finance Inc
			$1,012		12.00%, 12/1/2017 (g)		$100	117
Real Estate - 0.04%					Colombia Telecomunicaciones SA ESP
Country Garden Holdings Co Ltd					5.38%, 9/27/2022(g)		485	495
7.50%, 1/10/2023(g)		200	208		Embarq Corp
					8.00%, 6/1/2036		1,635	1,735
					Empresa de Telecomunicaciones de Bogota
Regional Authority - 0.53%					7.00%, 1/17/2023(g)	COP	340,000	196
Province of Ontario Canada					Level 3 Communications Inc
3.15%, 6/2/2022	CAD	500	502		8.88%, 6/1/2019(g)		$110	119
Queensland Treasury Corp					Telecom Italia Capital SA
5.75%, 11/21/2014	AUD	2,240	2,394		6.00%, 9/30/2034		240	220
			$2,896		6.38%, 11/15/2033		140	134
Retail - 0.08%					7.72%, 6/4/2038		425	445
Foot Locker Inc					Telefonica Celular del Paraguay SA
					6.75%, 12/13/2022(g)		200	214
8.50%, 1/15/2022		$410	443
					Telefonica Emisiones SAU
					5.13%, 4/27/2020		75	77
Sovereign - 4.02%					5.46%, 2/16/2021		135	142
Australia Government Bond					5.60%, 3/12/2020	GBP	200	318
5.50%, 4/21/2023	AUD	900	1,088		7.05%, 6/20/2036		$375	397
Brazilian Government International Bond					Virgin Media Finance PLC
8.50%, 1/5/2024	BRL	900	517		4.88%, 2/15/2022		275	278
Bundesschatzanweisungen								$6,323
1.75%, 6/14/2013	EUR	1,900	2,492
Canadian Government Bond					Trucking & Leasing - 0.06%
1.00%, 2/1/2015	CAD	325	315		Aviation Capital Group Corp
1.50%, 8/1/2015		2,800	2,744		4.63%, 1/31/2018(g)		305	310
3.00%, 12/1/2015		375	382
Chile Government International Bond					TOTAL BONDS			$128,957
5.50%, 8/5/2020	CLP	600,000	1,399			Principal
Italy Buoni Poliennali Del Tesoro					CONVERTIBLE BONDS - 7.01%	Amount (000's)		Value(000	's)
2.10%, 9/15/2021	EUR	108	130		Aerospace & Defense - 0.09%
5.50%, 11/1/2022		485	672		L-3 Communications Holdings Inc
Korea Treasury Bond					3.00%, 8/1/2035(c)		475	482
3.25%, 12/10/2014	KRW 1,325,000		1,237
Malaysia Government Bond
3.31%, 10/31/2017	MYR	3,665	1,191		Airlines - 0.06%
Mexican Bonos					Lufthansa Malta Blues LP
6.00%, 6/18/2015(h)	MXN	93	754		0.75%, 4/5/2017	EUR	200	304
7.75%, 12/14/2017(h)		26,000	2,300
8.00%, 12/19/2013(h)		5,500	443
8.00%, 12/17/2015(h)		6,350	543

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

	Principal					Principal
CONVERTIBLE BONDS (continued)	Amount (000's)		Value(000	's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000's)
Apparel - 0.08%					Internet (continued)
Iconix Brand Group Inc					VeriSign Inc
2.50%, 6/1/2016(g)		$425	$460		3.25%, 8/15/2037(c)	$1,200	$1,736
							$5,174
Automobile Manufacturers - 0.20%					Investment Companies - 0.10%
Ford Motor Co					Ares Capital Corp
4.25%, 11/15/2016		330	513		5.75%, 2/1/2016(c),(g)	525	570
Volkswagen International Finance NV
5.50%, 11/9/2015(e),(g)	EUR	400	564
			$1,077		Iron & Steel - 0.12%
					United States Steel Corp
Biotechnology - 0.55%					4.00%, 5/15/2014(c)	625	656
Exelixis Inc
4.25%, 8/15/2019(c)		$200	197
Gilead Sciences Inc					Machinery - Diversified - 0.13%
1.63%, 5/1/2016(c)		1,005	1,928		Chart Industries Inc
					2.00%, 8/1/2018(c)	575	738
Regeneron Pharmaceuticals Inc
1.88%, 10/1/2016(c)		450	923
			$3,048		Media- 0.33%
					XM Satellite Radio Inc
Coal- 0.05%					7.00%, 12/1/2014(c),(g)	1,000	1,790
Alpha Natural Resources Inc
2.38%, 4/15/2015		100	94
Peabody Energy Corp					Mining - 0.09%
4.75%, 12/15/2066		230	195		Alcoa Inc
			$289		5.25%, 3/15/2014(c)	286	397
					Stillwater Mining Co
Commercial Services - 0.66%					1.75%, 10/15/2032	100	118
Avis Budget Group Inc							$515
3.50%, 10/1/2014(c)		625	957
Hertz Global Holdings Inc					Oil & Gas - 0.19%
5.25%, 6/1/2014(c)		1,100	2,685		Chesapeake Energy Corp
			$3,642		2.50%, 5/15/2037	225	215
					2.75%, 11/15/2035	65	65
Computers - 0.48%					Cobalt International Energy Inc
Cadence Design Systems Inc					2.63%, 12/1/2019	150	152
2.63%, 6/1/2015(c)		350	669
					Pioneer Natural Resources Co
EMC Corp/MA					2.88%, 1/15/2038(c)	275	599
1.75%, 12/1/2013		265	384				$1,031
NetApp Inc
1.75%, 6/1/2013(c)		1,000	1,096		Pharmaceuticals - 0.08%
SanDisk Corp					Mylan Inc/PA
1.50%, 8/15/2017		420	517		3.75%, 9/15/2015	145	329
			$2,666		Theravance Inc
					2.13%, 1/15/2023	100	99
Diversified Financial Services - 0.04%							$428
Jefferies Group Inc
3.88%, 11/1/2029		100	101		REITS- 1.32%
Knight Capital Group Inc					Annaly Capital Management Inc
3.50%, 3/15/2015		100	99		5.00%, 5/15/2015(c)	100	103
			$200		Boston Properties LP
					3.63%, 2/15/2014(c),(g)	750	781
Food- 0.17%					DDR Corp
Smithfield Foods Inc					1.75%, 11/15/2040(c)	850	1,004
4.00%, 6/30/2013(c)		900	944
					Digital Realty Trust LP
					5.50%, 4/15/2029(c),(g)	425	709
Home Builders - 0.46%					Health Care REIT Inc
DR Horton Inc					3.00%, 12/1/2029(c)	925	1,165
2.00%, 5/15/2014(c)		425	742		Host Hotels & Resorts LP
Lennar Corp					2.50%, 10/15/2029(c),(g)	1,000	1,345
2.00%, 12/1/2020(c),(g)		550	785		ProLogis LP
2.75%, 12/15/2020(c),(g)		225	411		3.25%, 3/15/2015(c)	600	693
3.25%, 11/15/2021(c),(g)		225	401		SL Green Operating Partnership LP
Toll Brothers Finance Corp					3.00%, 10/15/2017(c),(g)	1,250	1,439
0.50%, 9/15/2032(g)		175	182				$7,239
			$2,521		Semiconductors - 0.77%
Internet - 0.94%					Intel Corp
Equinix Inc					2.95%, 12/15/2035	160	166
4.75%, 6/15/2016(c)		1,325	3,438		3.25%, 8/1/2039	275	325
					Microchip Technology Inc
					2.13%, 12/15/2037(c)	1,175	1,666

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)
Semiconductors (continued)				Agriculture - 0.03%
Micron Technology Inc				Pinnacle Operating Corp, Term Loan B
1.88%, 8/1/2031	$130	$136		6.75%, 11/14/2018(h)	$170	$170
2.38%, 5/1/2032(g)	100	111
3.13%, 5/1/2032(g)	300	335
				Automobile Manufacturers - 0.02%
Xilinx Inc				Navistar Inc, Term Loan B
2.63%, 6/15/2017	105	148		7.00%, 8/16/2017(h)	120	121
3.13%, 3/15/2037(c)	1,000	1,328
		$4,215
				Automobile Parts & Equipment - 0.08%
Software - 0.02%				Remy International, Term Loan
Nuance Communications Inc				0.00%, 2/28/2020(h),(i)	158	158
2.75%, 11/1/2031	110	113		TI Group Automotive Systems LLC, Term
				Loan
Telecommunications - 0.08%				6.75%, 3/9/2018(h)	254	255
Ciena Corp						$413
3.75%, 10/15/2018(g)	270	303
Virgin Media Inc				Beverages - 0.01%
				DS Waters of America Inc, Term Loan
6.50%, 11/15/2016	50	125		10.50%, 8/25/2017 (h)	35	36
		$428
TOTAL CONVERTIBLE BONDS		$38,530
	Principal			Building Materials - 0.02%
MUNICIPAL BONDS - 0.63%	Amount (000's)	Value(000	's)	Aluma Systems Inc, Term Loan B
				6.25%, 10/16/2018(h)	47	48
California - 0.25%				CPG International Inc, Term Loan
Bay Area Toll Authority				5.75%, 9/18/2019(h)	65	65
7.04%, 4/1/2050	$500	$719				$113
State of California
7.70%, 11/1/2030	500	631		Chemicals - 0.19%
		$1,350		Ascend Performance Materials LLC, Term
				Loan B
Illinois - 0.11%				6.75%, 4/4/2018(h)	129	130
Chicago Transit Authority				Houghton International Inc, Term Loan
6.90%, 12/1/2040	500	617		5.25%, 12/13/2019(h)	185	187
				Kronos Worldwide Inc, Term Loan B
New York - 0.23%				7.00%, 6/11/2018(h)	64	64
Metropolitan Transportation Authority				Nexeo Solutions LLC, Term Loan B
7.13%, 11/15/2030	500	606		5.00%, 9/8/2017(h)	134	134
New York City Municipal Water Finance				PL Propylene LLC, Term Loan B
Authority				7.00%, 3/23/2017(h)	130	132
5.72%, 6/15/2042	500	649		Taminco Global Chemical Corp, Term Loan
		$1,255		B
				4.25%, 2/15/2019(h)	225	227
Texas- 0.04%				US Coatings Acquisition Inc, Term Loan B2
North Texas Higher Education Authority				4.75%, 1/18/2020(h)	165	167
1.41%, 4/1/2040(h)	231	236				$1,041
TOTAL MUNICIPAL BONDS		$3,458		Coal- 0.06%
SENIOR FLOATING RATE INTERESTS				Arch Coal Inc, Term Loan
	Principal			5.75%, 5/14/2018(h)	135	137
- 2.72%	Amount (000's)	Value(000	's)
				Patriot Coal Corp, DIP Term Loan
Advertising - 0.12%				9.25%, 12/9/2013(h)	206	207
Acosta Inc, Term Loan D						$344
5.00%, 3/1/2018(h)	$130	$131
Getty Images Inc, Term Loan B				Commercial Services - 0.04%
4.75%, 10/3/2019(h)	230	232		Brand Energy & Infrastructure Services Inc,
Visant Corp, Term Loan				Term Loan B
5.25%, 12/22/2016(h)	309	292		6.25%, 10/16/2018(h)	197	198
		$655
Aerospace & Defense - 0.07%				Computers - 0.05%
Sequa Corp, Term Loan B				SRA International Inc, Term Loan B
				6.50%, 7/20/2018(h)	285	275
5.25%, 5/29/2017(h)	125	127
Six3 Systems Inc, Term Loan
7.00%, 9/20/2019(h)	119	119		Diversified Financial Services - 0.11%
TASC Inc/VA, Term Loan				Nuveen Investments Inc, Term Loan A
4.50%, 12/18/2015(h)	159	158		0.00%, 5/13/2017(h),(i)	35	35
		$404		Nuveen Investments Inc, Term Loan EXT-
				NEW
				5.81%, 5/13/2017(h)	40	41

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Diversified Financial Services (continued)			Internet - 0.03%
Springleaf Financial Funding Co, Term Loan			Zayo Group LLC, Term Loan B
NEW			5.25%, 6/15/2019(h)	$165	$165
5.50%, 5/28/2017(h)	$500	$502
		$578	Iron & Steel - 0.08%
Electric - 0.02%			Essar Steel Algoma Inc, Term Loan
AES Corp, Term Loan			8.75%, 9/18/2014(h)	360	365
0.00%, 6/1/2018(e),(h),(i)	135	135	Tube City IMS Corp, Term Loan B
			0.00%, 3/19/2019(h),(i)	95	96
Electrical Components & Equipment - 0.01%					$461
WESCO Distribution Inc, Term Loan B1			Lodging - 0.10%
4.50%, 12/4/2019(h)	75	76	MGM Resorts International, Term Loan B
			4.25%, 12/13/2019(h)	550	556
Electronics - 0.01%
Sensus USA Inc, Term Loan			Machinery - Diversified - 0.04%
8.50%, 5/9/2018(h)	80	80	Edwards Cayman Islands II Ltd, Term Loan
			B-EXT
			5.50%, 5/31/2016(h)	109	109
Entertainment - 0.02%			Mirror BidCo Corp, Term Loan B
WMG Acquisition Corp, Term Loan B			5.25%, 12/18/2019 (h)	110	111
5.25%, 10/25/2018(h)	85	86
					$220
Environmental Control - 0.05%			Media- 0.15%
Metal Services LLC, Term Loan			ION Media Networks Inc, Term Loan
			7.25%, 7/22/2018(h)	185	186
7.75%, 5/30/2017(h)	270	272
			Truven Health Analytics Inc, Term Loan B
			5.75%, 5/25/2019(h)	293	296
Food- 0.05%			Virgin Media, Term Loan B
Supervalu Inc, Term Loan			0.00%, 2/15/2020(h),(i)	320	318
0.00%, 3/18/2019(h),(i)	255	258			$800
			Metal Fabrication & Hardware - 0.03%
Food Service - 0.02%			Ameriforge Group Inc, Term Loan B
Fogo de Chao, Term Loan			5.00%, 1/22/2020(h)	110	111
11.00%, 1/18/2020 (h)	130	130	Transtar Holding Company, Term Loan
			5.50%, 10/2/2018(h)	45	45
Hand & Machine Tools - 0.04%					$156
Apex Tool Group LLC, Term Loan B			Mining - 0.15%
4.50%, 1/25/2020(h)	200	202
			Fairmount Minerals Ltd, Term Loan B-NEW
			5.25%, 3/15/2017(h)	276	276
Healthcare - Services - 0.06%			FMG Resources August 2006 Pty Ltd, Term
DaVita HealthCare Partners Inc, Term Loan			Loan B
B2			5.25%, 10/12/2017(h)	564	570
4.00%, 8/21/2019(h)	100	101			$846
Kindred Healthcare Inc, Term Loan B			Oil & Gas Services - 0.04%
5.25%, 6/1/2018(h)	49	49
5.25%, 6/1/2018(h)	110	110	Pinnacle Holdco Sarl, Term Loan
			10.50%, 7/24/2020 (h)	115	116
United Surgical Partners International Inc,			Preferred Proppants LLC, Term Loan B
Term Loan B			7.50%, 12/15/2016(h)	104	97
6.00%, 3/19/2019(h)	80	80
		$340			$213
			Packaging & Containers - 0.02%
Home Furnishings - 0.03%			FPC Holdings Inc, Term Loan
Tempur-Pedic Intl, Term Loan B			5.25%, 11/15/2019(h)	100	101
0.00%, 11/20/2019(h),(i)	190	192
			Pharmaceuticals - 0.07%
Housewares - 0.03%			AssuraMed Holding Inc, Term Loan
Wilsonart International Holding LLC, Term			5.50%, 10/23/2019(h)	100	100
Loan B			Quintiles Transnational Corp, Term Loan B
5.50%, 10/24/2019(h)	175	177
			4.50%, 6/8/2018(h)	299	302
					$402
Insurance - 0.05%
AmWINS Group Inc, Term Loan			Pipelines - 0.05%
0.00%, 2/20/2020(h),(i)	195	196	NGPL PipeCo LLC, Term Loan B
			6.75%, 5/4/2017(h)	256	260
Asurion LLC, Term Loan B1
4.50%, 5/24/2019(h)	105	105
		$301

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)		Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Private Equity - 0.03%					Federal National Mortgage Association (FNMA) (continued)
HarbourVest Partners LLC, Term Loan					4.00%, 3/1/2027(j)	$1,000		$1,070
4.75%, 11/20/2017(h)		$154	$155		4.00%, 12/1/2039	1,280		1,365
					5.00%, 5/1/2039	443		486
Retail - 0.06%					5.00%, 6/1/2041	329		359
David's Bridal Inc, Term Loan B								$11,117
5.00%, 10/5/2019(h)		45	45		Government National Mortgage Association (GNMA) - 0.57%
PF Chang's China Bistro Inc, Term Loan B
					3.00%, 3/1/2043(j)	3,000		3,145
5.25%, 6/22/2019(h)		58	59
Serta Simmons Holdings LLC, Term Loan B
5.00%, 9/19/2019(h)		200	202		U.S. Treasury - 4.83%
			$306		1.00%, 6/30/2019	200		199
					1.00%, 9/30/2019	100		99
Semiconductors - 0.04%					1.38%, 2/28/2019	500		511
NXP BV, Term Loan C					1.50%, 7/31/2016(k)	800		829
4.75%, 1/11/2020(h)		195	198
					1.63%, 8/15/2022(l)	6,200		6,099
					1.75%, 5/15/2022	1,100		1,099
Software - 0.29%					2.00%, 11/15/2021	3,800		3,908
Applied Systems Inc, Term Loan					2.00%, 2/15/2022	2,200		2,254
9.50%, 6/8/2017(h)		70	70		2.13%, 8/15/2021(l)	9,300		9,692
Blackboard Inc, Term Loan B2					2.63%, 11/15/2020	900		980
6.25%, 10/4/2018(h)		381	383		2.75%, 11/15/2042(m)	600		558
Deltek Inc, Term Loan					7.50%, 11/15/2024(k),(m)	200		314
5.00%, 10/4/2018(h)		75	76					$26,542
First Data Corp, Term Loan F1
5.20%, 9/30/2018(h)		165	165		U.S. Treasury Bill - 0.04%
					0.13%, 3/21/2013(m),(n)	205		205
Rocket Software Inc, Term Loan
10.25%, 2/8/2019(h)		150	149
SS&C Technologies Holdings Europe SARL,					U.S. Treasury Inflation-Indexed Obligations - 1.67%
Delay-Draw Term Loan B2-DD					0.13%, 1/15/2022	2,536		2,758
5.00%, 5/23/2019(h)		39	39		0.13%, 1/15/2023	497		537
SS&C Technologies Inc, Delay-Draw Term					0.63%, 7/15/2021(k),(m)	4,380		4,998
Loan B1-DD					0.75%, 2/15/2042	813		863
5.00%, 5/23/2019(h)		377	380					$9,156
TriZetto Group Inc/The, Term Loan					TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
8.50%, 3/27/2019(h)		55	55		OBLIGATIONS			$51,499
TriZetto Group Inc/The, Term Loan B						Maturity
4.75%, 5/2/2018(h)		273	273
					REPURCHASE AGREEMENTS - 1.71%	Amount (000's)	Value	(000	's)
			$1,590
					Banks- 1.71%
Telecommunications - 0.35%					Investment in Joint Trading Account; Credit	$953		$954
Alcatel-Lucent USA Inc, Term Loan					Suisse Repurchase Agreement; 0.16%
0.00%, 1/29/2019(h),(i)	EUR	555	726		dated 2/28/2013 maturing 3/1/2013
6.25%, 7/31/2016(h)		$172	174		(collateralized by US Government
7.25%, 1/29/2019(h)		378	382		Securities; $972,404; 4.38% - 6.13%;
Integra Telecom, Term Loan					dated 11/15/27 - 11/15/39)
0.00%, 2/19/2019(h),(i)		70	71		Investment in Joint Trading Account;	2,288		2,288
Level 3 Financing Inc, Term Loan B					Deutsche Bank Repurchase Agreement;
5.25%, 8/1/2019(h)		160	162		0.19% dated 2/28/2013 maturing 3/1/2013
Level 3 Financing Inc, Term Loan B II					(collateralized by US Government
4.75%, 8/1/2019(h)		290	292		Securities; $2,333,768; 0.00% - 7.25%;
MetroPCS Wireless Inc, Term Loan B3					dated 03/25/13 - 05/15/30)
4.00%, 3/19/2018(h)		124	124		Investment in Joint Trading Account; JP	2,002		2,002
			$1,931		Morgan Repurchase Agreement; 0.16%
TOTAL SENIOR FLOATING RATE INTERESTS			$14,957		dated 2/28/2013 maturing 3/1/2013
U.S. GOVERNMENT & GOVERNMENT	Principal				(collateralized by US Government
AGENCY OBLIGATIONS - 9.37%	Amount (000's)		Value(000	's)	Securities; $2,042,047; 0.00% - 10.35%;
Federal Home Loan Mortgage Corporation (FHLMC) -0.24%					dated 03/15/13 - 02/15/42)
					Investment in Joint Trading Account; Merrill	2,033		2,033
4.50%, 5/1/2039		$578	$618		Lynch Repurchase Agreement; 0.13%
4.50%, 11/1/2039		670	716		dated 2/28/2013 maturing 3/1/2013
			$1,334		(collateralized by US Government
					Securities; $2,073,701; 0.00% - 9.38%;
Federal National Mortgage Association (FNMA) - 2.02%					dated 07/01/13 - 11/07/36)
3.00%, 12/1/2026		1,818	1,915		Investment in Joint Trading Account; Morgan	1,525		1,525
3.00%, 3/1/2043(j)		3,000	3,106
					Stanley Repurchase Agreement; 0.15%
3.50%, 11/1/2025		1,284	1,362		dated 2/28/2013 maturing 3/1/2013
3.50%, 2/1/2026		445	472		(collateralized by US Government
3.50%, 4/1/2026		669	710		Securities; $1,555,846; 0.00% - 3.88%;
3.50%, 9/1/2026		257	272		dated 06/14/13 - 12/27/22)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

			Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS	Maturity		Sector	Percent
(continued)	Amount (000's)	Value (000's)	Financial	17 .94%
			Consumer, Non-cyclical	12 .57%
Banks (continued)			Government	11 .38%
JP Morgan Repurchase Agreement; 0.20%	$600	$600	Consumer, Cyclical	10 .84%
dated 2/28/2013 maturing 3/1/2013			Industrial	9 .38%
(collateralized by US Government			Communications	9.08%
Security; $608,813; 2.26%; dated			Technology	6 .90%
12/05/22)			Energy	6.88%
		$9,402	Mortgage Securities	6.56%
TOTAL REPURCHASE AGREEMENTS		$9,402	Basic Materials	5.25%
	Principal		Utilities	1 .89%
COMMERCIAL PAPER - 0.05%	Amount (000's)	Value (000's)	Asset Backed Securities	1 .80%
			Purchased Options	0 .59%
Diversified Financial Services - 0.05%			Revenue Bonds	0.51%
Ford Motor Credit Co			Diversified	0 .18%
1.10%, 10/4/2013	200	199	General Obligation Unlimited	0 .12%
1.21%, 7/9/2013	100	99	Purchased Credit Default Swaptions	0.01%
		$298	Purchased Interest Rate Swaptions	0.00%
TOTAL COMMERCIAL PAPER		$298	Investments Sold Short	(37.52)%
TOTAL PURCHASED OPTIONS - 0.59%		$3,214	Other Assets in Excess of Liabilities, Net	35.64%
TOTAL PURCHASED INTEREST RATE SWAPTIONS -			TOTAL NET ASSETS	100.00%
0.00%		$3
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS -
0.01%		$26
Total Investments		$560,193
Liabilities in Excess of Other Assets, Net - (1.88)%		$(10,316)
TOTAL NET ASSETS - 100.00%		$549,877

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $5,378 or 0.98% of net assets.
(c)	Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $98,418 or 17.90% of net assets.
(d)	Security is Illiquid
(e)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $3,909 or 0.71% of net assets.
(f)	Restricted Security. At the end of the period, the value of this security totaled $52 or 0.01% of net assets. The security was purchased September26, 2012 at a cost of $33.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $51,429 or 9.35% of net assets.
(h)	Variable Rate. Rate shown is in effect at February 28, 2013.
(i)	This Senior Floating Rate Note will settle after February 28, 2013, at which time the interest rate will be determined.
(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $281 or 0.05% of net assets.
(l)	Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $6,293 or 1.14% of net assets.
(m)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $934 or 0.17% of net assets.
(n)	Rate shown is the discount rate of the original purchase.

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Credit Default Swaps

Buy Protection
		(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)	Reference Entity
Bank of America NA	ABX.HE.AAA.06-2 BP	(0.11)%	5/25/2046		$93	$31	$37	$(6)
Bank of America NA	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	9/20/2017		100	(1)	1	(2)
Bank of America NA	CDX.HY.17	(5.00)%	12/20/2016		48	(2)	—	(2)
Bank of America NA	Costco Wholesale; 5.50%; 03/15/2017	(1.00)%	3/20/2017		200	(5)	(4)	(1)
Bank of America NA	DDR Corp; 7.50%; 07/15/2018	(1.00)%	9/20/2017		200	3	8	(5)
Bank of America NA	DJ ITRAXX17EU2 BP	(1.00)%	6/20/2017	EUR	100	—	1	(1)
Bank of America NA	iTraxx Japan 16 5 Year	(1.00)%	12/20/2016	JPY	10,000	—	4	(4)
Bank of America NA	Kimco Realty Corp; 4.82%; 06/01/2014	(1.00)%	9/20/2017		$100	—	2	(2)
Bank of America NA	Limited Brands; 6.90%; 07/15/2017	(1.00)%	3/20/2017		200	5	8	(3)
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	3/20/2017		700	(4)	3	(7)
	07/15/2017
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	6/20/2017		100	—	—	—
	07/15/2017
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	3/20/2017		400	(6)	(1)	(5)
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	12/20/2017		100	(1)	—	(1)
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	6/20/2017		200	(2)	(1)	(1)
	11/10/2015
Bank of America NA	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(1)	(1)	—
Bank of America NA	Standard Chartered Bank SNR SE	(1.00)%	6/20/2017	EUR	100	1	3	(2)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2017		$300	(8)	(5)	(3)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	6/20/2017		100	(2)	(2)	—
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2017		200	(6)	(5)	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	9/20/2017		200	(5)	(5)	—
Bank of America NA	Wal-Mart Stores; 5.88%; 04/05/2027	(1.00)%	6/20/2017		200	(6)	(5)	(1)
Barclays Bank PLC	ABX.HE.AAA.07-1 BP	(0.09)%	8/25/2037		91	45	47	(2)
Barclays Bank PLC	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	6/20/2017	EUR	100	1	9	(8)
Barclays Bank PLC	EI Du Pont de Nemours; 5.25%;	(1.00)%	3/20/2018		$100	(3)	(3)	—
	12/15/2016
Barclays Bank PLC	Lockheed Martin Corp; 7.65%;	(1.00)%	3/20/2018		100	—	(1)	1
	05/01/2016
Barclays Bank PLC	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(1)	(1)	—
Barclays Bank PLC	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	3/20/2018		100	(3)	(3)	—
Barclays Bank PLC	Yum Brands Inc; 6.25%; 03/15/2018	(1.00)%	12/20/2017		100	(2)	(2)	—
BNP Paribas	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	9/20/2017		300	(3)	(1)	(2)
BNP Paribas	Lockheed Martin Corp; 7.65%;	(1.00)%	9/20/2017		200	(3)	(4)	1
	05/01/2016
BNP Paribas	UPS;8.38%; 04/01/2030	(1.00)%	9/20/2017		200	(7)	(6)	(1)
Citigroup Inc	CDX.HY.19	(5.00)%	12/20/2017		2,000	(56)	(46)	(10)
Citigroup Inc	CDX.IG.19	(1.00)%	12/20/2017		1,600	(10)	(8)	(2)
Citigroup Inc	CDX.IG.19	(1.00)%	12/20/2017		1,100	(6)	(5)	(1)
Citigroup Inc	South Africa Government International	(1.00)%	3/20/2018		800	28	20	8
	Bond;6.50%; 06/02/2014
Credit Suisse	AmerisourceBergen Corp; 5.88%;	(1.00)%	3/20/2018		1,250	(14)	(8)	(6)
	09/15/2015
Credit Suisse	Burlington Northern Santa Fe LLC;	(1.00)%	9/20/2017		1,950	(74)	(72)	(2)
	5.75%; 03/15/2018
Credit Suisse	Burlington Northern Santa Fe LLC;	(1.00)%	9/20/2017		825	(32)	(31)	(1)
	5.75%; 03/15/2018
Credit Suisse	CDX.HY.19	(5.00)%	12/20/2017		325	(9)	(4)	(5)
Credit Suisse	CDX.HY.19	(5.00)%	12/20/2017		525	(15)	(14)	(1)
Credit Suisse	CDX.HY.19	(5.00)%	12/20/2017		175	(5)	(4)	(1)
Credit Suisse	CDX.HY.19	(5.00)%	12/20/2017		250	(7)	(1)	(6)
Credit Suisse	CDX.HY.19	(5.00)%	12/20/2017		1,625	(46)	(28)	(18)
Credit Suisse	CDX.IG.19	(1.00)%	12/20/2017		900	(6)	(4)	(2)
Credit Suisse	Ericsson; 5.38%; 06/27/2017	(1.00)%	9/20/2017	EUR	100	—	3	(3)
Credit Suisse	Ericsson; 5.38%; 06/27/2017	(1.00)%	3/20/2018		100	1	2	(1)
Credit Suisse	Freescale Semiconductor Inc; 8.05%;	(5.00)%	3/20/2018		$750	22	38	(16)
	02/01/2020
Credit Suisse	Freescale Semiconductor Inc; 8.05%;	(5.00)%	3/20/2018		550	16	29	(13)
	02/01/2020
Credit Suisse	HJ Heinz Co; 6.375%; 07/15/2028	(1.00)%	3/20/2018		1,300	67	43	24
Credit Suisse	ITRX.18.EUR	(5.00)%	12/20/2017	EUR	100	(14)	(18)	4
Credit Suisse	ITRX.EUR.S	(5.00)%	12/20/2017		600	(80)	(60)	(20)
Credit Suisse	Lockheed Martin Corp; 7.65%;	(1.00)%	9/20/2017		$100	(1)	(1)	—
	05/01/2016
Credit Suisse	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	9/20/2017		100	(4)	(3)	(1)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
		(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)	Reference Entity
Credit Suisse	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		$200	$(2	) $	(1	) $	(1)
Credit Suisse	Turkey Government International	(1.00)%	9/20/2017		700	9		44		(35)
	Bond;11.88%; 01/15/2030
Credit Suisse	Westvaco Corp; 7.95%; 02/15/2031	(1.00)%	12/20/2017		1,150	25		12		13
Credit Suisse	Whirlpool Corp; 7.75%; 07/15/2016	(1.00)%	12/20/2017		800	4		15		(11)
Deutsche Bank AG	Aramark Corp; 8.50%; 02/01/2015	(5.00)%	3/20/2018		350	(37)		(34)		(3)
Deutsche Bank AG	Aramark Corp; 8.50%; 02/01/2015	(5.00)%	3/20/2018		325	(34)		(32)		(2)
Deutsche Bank AG	Aramark Corp; 8.50%; 02/01/2015	(5.00)%	3/20/2018		650	(70)		(67)		(3)
Deutsche Bank AG	Arrow Electronics Inc; 6.88%;	(1.00)%	3/20/2017		100	—		—		—
	06/01/2018
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	3/20/2018	EUR	100	3		2		1
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	3/20/2017		200	1		7		(6)
Deutsche Bank AG	Boston Scientific Corp; 6.4%;	(1.00)%	9/20/2017		$1,100	—		15		(15)
	06/15/2016
Deutsche Bank AG	Burlington Northern Santa Fe LLC;	(1.00)%	9/20/2017		725	(28)		(27)		(1)
	5.75%; 03/15/2018
Deutsche Bank AG	Dell Inc; 7.1%; 04/15/2028	(1.00)%	3/20/2018		1,250	160		174		(14)
Deutsche Bank AG	DJ ITRAXX17EU2	(1.00)%	6/20/2017	EUR	9,800	52		125		(73)
Deutsche Bank AG	DJ ITRAXX17SEN2	(1.00)%	6/20/2017		300	11		13		(2)
Deutsche Bank AG	DJ ITRAXX17XOV2 BP	(5.00)%	6/20/2017		100	(6)		—		(6)
Deutsche Bank AG	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	6/20/2017		$100	(3)		(2)		(1)
Deutsche Bank AG	Honeywell International; 5.70%;	(1.00)%	9/20/2017		100	(3)		(3)		—
	03/15/2036
Deutsche Bank AG	ITRX.18.EUR	(5.00)%	12/20/2017	EUR	100	(3)		(1)		(2)
Deutsche Bank AG	Northrop Grumman Corp; 7.75%;	(1.00)%	9/20/2017		$100	(2)		(2)		—
	02/15/2031
Deutsche Bank AG	Starwood Hotels; 6.75%; 05/15/2018	(1.00)%	3/20/2017		100	(1)		—		(1)
Goldman Sachs & Co	ABX.HE.AAA.07-1 BP	(0.09)%	8/25/2037		91	44		46		(2)
Goldman Sachs & Co	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	3/20/2018		100	—		(1)		1
Goldman Sachs & Co	Cox Communications Inc; 6.80%;	(1.00)%	9/20/2017		100	(3)		(2)		(1)
	08/01/2028
Goldman Sachs & Co	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	12/20/2016		100	(3)		(2)		(1)
Goldman Sachs & Co	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	6/20/2017		100	(1)		—		(1)
	07/15/2017
Goldman Sachs & Co	Marriott International Inc; 5.81%;	(1.00)%	9/20/2017		100	(1)		1		(2)
	11/10/2015
Goldman Sachs & Co	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	9/20/2017		100	(4)		(3)		(1)
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;	(1.00)%	9/20/2017		100	(1)		—		(1)
	04/15/2018
Goldman Sachs & Co	Stanley Works; 4.90%; 11/01/2012	(1.00)%	9/20/2017		100	(1)		(1)		—
Goldman Sachs & Co	Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2018		100	(3)		(3)		—
JP Morgan Chase	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	6/20/2017	EUR	100	1		9		(8)
JP Morgan Chase	DJ ITRAXX16SEN2	(1.00)%	12/20/2016		200	7		9		(2)
JP Morgan Chase	DJ ITRAXX17EU2 BP	(1.00)%	6/20/2017		100	—		1		(1)
JP Morgan Chase	Lockheed Martin Corp; 7.65%;	(1.00)%	6/20/2017		$100	(2)		(2)		—
	05/01/2016
JP Morgan Chase	Northrop Grumman Corp; 7.75%;	(1.00)%	6/20/2017		100	(3)		(3)		—
	02/15/2031
JP Morgan Chase	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	6/20/2017		100	(3)		(3)		—
Merrill Lynch	Bank of Scotland PLC; 0.50%;	(1.00)%	6/20/2017	EUR	600	(13)		26		(39)
	05/10/2013
Merrill Lynch	CDX.19.HY5	(5.00)%	12/20/2017		$850	(24)		(9)		(15)
Merrill Lynch	CDX.HY.19	(5.00)%	12/20/2017		800	(23)		(19)		(4)
Merrill Lynch	CDX.HY.19	(5.00)%	12/20/2017		1,000	(28)		(24)		(4)
Merrill Lynch	CDX.HY.19	(5.00)%	12/20/2017		1,000	(28)		(19)		(9)
Merrill Lynch	CDX.IG.19	(1.00)%	12/20/2017		350	(2)		(2)		—
Merrill Lynch	Dell Inc; 7.1%; 04/15/2028	(1.00)%	3/20/2018		775	100		83		17
Merrill Lynch	Dell Inc; 7.10%; 04/15/2028	(1.00)%	3/20/2018		475	61		50		11
Merrill Lynch	Electricite de France SA; 5.63%;	(1.00)%	12/20/2017	EUR	750	(1)		2		(3)
	02/21/2033
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		50	(6)		(6)		—
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		175	(24)		(21)		(3)
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		400	(54)		(65)		11
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		230	(31)		(35)		4
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		475	(64)		(53)		(11)
Merrill Lynch	ITRX.EUR.18	(5.00)%	12/20/2017		60	(8)		(7)		(1)
Merrill Lynch	ITRX.EUR.X	(5.00)%	12/20/2017		175	(5)		1		(6)
Merrill Lynch	ITRX.EUR.XOV	(5.00)%	12/20/2017		500	(14)		12		(26)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
			(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)	Reference Entity
Merrill Lynch	Republic of South Africa; 6.50%;		(1.00)%	6/20/2017		$500		$11		$19	$(8)
	06/02/2014
Merrill Lynch	Textron Financial Corp; 5.13%;		(1.00)%	3/20/2017		700		(21)		(17)	(4)
	08/15/2014
Merrill Lynch	Westvaco Corp; 7.95%; 02/15/2031		(1.00)%	9/20/2017		650		11		8	3
UBS AG	DJ ITRAXX17XOV2 BP		(5.00)%	6/20/2017	EUR	200		(11)		(3)	(8)
UBS AG	DJ ITRAXX9EU 10YR Tranche 22-		(0.25)%	6/20/2018		1,800		30		12	18
	100
UBS AG	Marriott International Inc; 5.81%;		(1.00)%	3/20/2017		$100		(2)		(1)	(1)
	11/10/2015
UBS AG	Union Pacific Corp; 6.63%; 02/01/2029		(1.00)%	9/20/2017		100		(4)		(3)	(1)
Total								$(277)		$114	$(391)

Sell Protection
		Implied Credit Spread as of February 28, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)		Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)	Reference Entity
Bank of America NA	CDX.NA.HY.19	N/A	5.00%	12/20/2017		$1,475		$41		$5	$36
Bank of America NA	CDX.NA.HY.19	N/A	5.00%	12/20/2017		900		25		(2)	27
Citigroup Inc	CDX.NA.HY.19	N/A	5.00%	12/20/2017		550		15		3	12
Credit Suisse	Boyd Gaming Corp;	8.66%	5.00%	3/20/2018		650		(95)		(86)	(9)
	7.13%; 02/01/2016
Credit Suisse	Boyd Gaming Corp;	8.66%	5.00%	3/20/2018		525		(77)		(69)	(8)
	7.13%; 02/01/2016
Morgan Stanley & Co	CDX.NA.HY.19	N/A	5.00%	12/20/2017		100		3		(1)	4
Morgan Stanley & Co	CDX.NA.HY.19	N/A	5.00%	12/20/2017		200		6		(2)	8
Morgan Stanley & Co	CDX.NA.HY.19	N/A	5.00%	12/20/2017		200		5		—	5
Morgan Stanley & Co	CDX.NA.HY.19	N/A	5.00%	12/20/2017		100		3		—	3
UBS AG	CDX.NA.HY.19	N/A	5.00%	12/20/2017		75		2		—	2
Total								$(72)		$(152)	$80

All dollar amounts are shown in thousands (000's)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Fair Value		Unrealized Appreciation/ (Depreciation)

	Reference Entity
	CDX.BP.IG.19.5Y		(1.00)%	12/20/2017		$1,200		$(7)	$		(1)
	CDX.IG.17.5Y		(1.00)%	12/20/2016		200		(3)			(2)
	CDX.NA.HY.19		(5.00)%	12/20/2017		350		(9)			(10)
Total								$(19)	$		(13)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase		Delivery Date		Contracts to Accept			In Exchange For	Fair Value		Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Australian Dollar	Royal Bank of Scotland PLC		3/20/2013	4,795,000			$4,993		$4,891		$(102)
Brazilian Real	Barclays Bank PLC		4/2/2013		11,987		6		6		—
Brazilian Real	Credit Suisse		3/14/2013	2,120,000			1,071		1,070		(1)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase		Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Brazilian Real	Credit Suisse	6/4/2013	2,932,055	$1,480	$1,466	$(14)
Brazilian Real	Goldman Sachs & Co	4/2/2013	8,183	4	4	—
Brazilian Real	JP Morgan Chase	4/2/2013	13,984	7	7	—
Brazilian Real	Royal Bank of Scotland PLC	3/20/2013	7,920,000	3,977	3,994	17
Brazilian Real	UBS AG	4/2/2013	3,293,632	1,593	1,658	65
British Pound Sterling	Credit Suisse	3/5/2013	817,665	1,284	1,240	(44)
British Pound Sterling	Royal Bank of Scotland PLC	3/20/2013	989,000	1,592	1,500	(92)
Canadian Dollar	Credit Suisse	3/11/2013	1,900,000	1,865	1,842	(23)
Canadian Dollar	Royal Bank of Scotland PLC	3/20/2013	7,764,000	7,809	7,527	(282)
Canadian Dollar	Royal Bank of Scotland PLC	4/22/2013	283,351	279	275	(4)
Canadian Dollar	Royal Bank of Scotland PLC	6/4/2013	57,188	57	55	(2)
Chilean Peso	Royal Bank of Scotland PLC	3/20/2013	25,074,000	52	53	1
Chinese Renminbi	Barclays Bank PLC	8/5/2013	26,334,495	4,196	4,197	1
Colombian Peso	Royal Bank of Scotland PLC	3/20/2013	110,000,000	60	61	1
Czech Koruna	Royal Bank of Scotland PLC	3/20/2013	60,300,000	3,192	3,070	(122)
Danish Krone	Royal Bank of Scotland PLC	3/20/2013	730,000	130	128	(2)
Euro	Barclays Bank PLC	3/4/2013	139,000	188	182	(6)
Euro	Credit Suisse	3/5/2013	1,900,000	2,589	2,481	(108)
Euro	Credit Suisse	5/6/2013	985,000	1,311	1,286	(25)
Euro	Deutsche Bank AG	3/5/2013	86,000	113	112	(1)
Euro	Goldman Sachs & Co	3/4/2013	2,863,000	3,804	3,738	(66)
Euro	JP Morgan Chase	10/11/2013	108,000	140	141	1
Euro	Royal Bank of Scotland PLC	3/20/2013	12,945,000	17,218	16,901	(317)
Euro	Royal Bank of Scotland PLC	4/2/2013	10,591	14	14	—
Euro	UBS AG	3/4/2013	45,000	61	59	(2)
Hungarian Forint	Royal Bank of Scotland PLC	3/20/2013	650,000,000	2,954	2,868	(86)
Indian Rupee	Royal Bank of Scotland PLC	3/20/2013	217,000,000	4,018	3,975	(43)
Indonesian Rupiah	Royal Bank of Scotland PLC	3/20/2013	400,000,000	41	41	—
Israeli New Shekel	Royal Bank of Scotland PLC	3/20/2013	10,350,000	2,789	2,786	(3)
Japanese Yen	Royal Bank of Scotland PLC	3/21/2013	777,526,000	8,702	8,390	(312)
Malaysian Ringgit	Royal Bank of Scotland PLC	3/20/2013	4,702,000	1,536	1,520	(16)
Mexican Peso	JP Morgan Chase	4/3/2013	8,178,499	624	639	15
Mexican Peso	Royal Bank of Scotland PLC	3/20/2013	64,198,000	4,939	5,021	82
New Taiwan Dollar	Royal Bank of Scotland PLC	3/20/2013	67,978,000	2,341	2,292	(49)
New Zealand Dollar	Royal Bank of Scotland PLC	3/20/2013	15,405,000	12,763	12,720	(43)
Norwegian Krone	Royal Bank of Scotland PLC	3/20/2013	79,207,000	14,015	13,792	(223)
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	3/20/2013	38,000	15	15	—
Polish Zloty	Royal Bank of Scotland PLC	3/20/2013	14,964,000	4,735	4,704	(31)
Russian Rouble	Royal Bank of Scotland PLC	3/20/2013	86,174,000	2,772	2,807	35
Singapore Dollar	Royal Bank of Scotland PLC	3/20/2013	770,000	622	622	—
South African Rand	Royal Bank of Scotland PLC	3/20/2013	8,400,000	944	930	(14)
South Korean Won	Royal Bank of Scotland PLC	3/20/2013	5,074,136,000	4,670	4,684	14
Swedish Krona	Royal Bank of Scotland PLC	3/20/2013	51,529,000	7,864	7,966	102
Swiss Franc	Royal Bank of Scotland PLC	3/20/2013	744,000	812	794	(18)
Turkish Lira	Royal Bank of Scotland PLC	3/20/2013	8,356,000	4,622	4,637	15
Total						$(1,702)

Foreign Currency Sale		Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Australian Dollar	JP Morgan Chase	4/4/2013	3,779,000	$3,884	$3,850	$34
Australian Dollar	Royal Bank of Scotland PLC	3/20/2013	5,986,000	6,208	6,106	102
Brazilian Real	Bank of America NA	4/2/2013	1,112,636	562	560	2
Brazilian Real	BNP Paribas	4/2/2013	296,850	150	149	1
Brazilian Real	Credit Suisse	3/14/2013	2,120,000	1,071	1,070	1
Brazilian Real	Credit Suisse	3/25/2013	2,750,000	1,389	1,386	3
Brazilian Real	Credit Suisse	4/2/2013	2,932,055	1,491	1,476	15
Brazilian Real	Deutsche Bank AG	4/2/2013	67,340	34	34	—
Brazilian Real	Goldman Sachs & Co	4/2/2013	168,145	85	85	—
Brazilian Real	Royal Bank of Scotland PLC	3/20/2013	12,930,000	6,233	6,520	(287)
Brazilian Real	Royal Bank of Scotland PLC	4/5/2013	12,356	6	6	—
British Pound Sterling	Credit Suisse	3/4/2013	200,000	319	303	16
British Pound Sterling	Credit Suisse	3/5/2013	817,665	1,289	1,240	49
British Pound Sterling	Deutsche Bank AG	3/12/2013	1,404,000	2,258	2,130	128
British Pound Sterling	Royal Bank of Scotland PLC	3/20/2013	7,676,000	12,133	11,643	490
Canadian Dollar	Barclays Bank PLC	3/21/2013	9,000	9	9	—
Canadian Dollar	Credit Suisse	3/11/2013	2,740,000	2,746	2,657	89
Canadian Dollar	Deutsche Bank AG	3/21/2013	477,000	484	462	22
Canadian Dollar	Royal Bank of Scotland PLC	3/5/2013	379,397	370	368	2
Canadian Dollar	Royal Bank of Scotland PLC	3/7/2013	348,199	351	338	13
Canadian Dollar	Royal Bank of Scotland PLC	3/20/2013	9,741,000	9,677	9,444	233

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale		Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Canadian Dollar	Royal Bank of Scotland PLC	4/1/2013	88,598	$87	$86	$1
Canadian Dollar	Royal Bank of Scotland PLC	4/22/2013	283,351	285	275	10
Canadian Dollar	Royal Bank of Scotland PLC	5/22/2013	284,101	279	275	4
Canadian Dollar	Royal Bank of Scotland PLC	6/4/2013	182,669	184	177	7
Canadian Dollar	Royal Bank of Scotland PLC	6/19/2013	2,000	2	2	—
Canadian Dollar	Royal Bank of Scotland PLC	6/28/2013	330,468	332	320	12
Colombian Peso	Deutsche Bank AG	3/27/2013	352,000,000	197	194	3
Czech Koruna	Royal Bank of Scotland PLC	3/20/2013	51,300,000	2,648	2,612	36
Danish Krone	Royal Bank of Scotland PLC	3/20/2013	1,317,000	231	231	—
Euro	Citigroup Inc	3/8/2013	1,121,000	1,516	1,464	52
Euro	Citigroup Inc	3/22/2013	470,000	625	614	11
Euro	Credit Suisse	3/1/2013	560,000	760	731	29
Euro	Credit Suisse	3/5/2013	1,900,000	2,556	2,481	75
Euro	Credit Suisse	3/7/2013	862,000	1,168	1,125	43
Euro	Credit Suisse	3/11/2013	710,000	952	927	25
Euro	Credit Suisse	3/15/2013	654,000	880	854	26
Euro	Credit Suisse	3/25/2013	175,000	231	228	3
Euro	Credit Suisse	3/26/2013	845,000	1,114	1,103	11
Euro	Credit Suisse	3/28/2013	547,000	721	714	7
Euro	Credit Suisse	4/2/2013	207,000	270	270	—
Euro	Credit Suisse	4/3/2013	560,000	735	731	4
Euro	Credit Suisse	4/4/2013	525,000	689	685	4
Euro	Credit Suisse	5/6/2013	985,000	1,338	1,286	52
Euro	Deutsche Bank AG	3/5/2013	86,000	118	112	6
Euro	Goldman Sachs & Co	4/2/2013	2,863,000	3,804	3,738	66
Euro	JP Morgan Chase	4/2/2013	141,000	184	184	—
Euro	JP Morgan Chase	10/11/2013	108,000	131	141	(10)
Euro	Royal Bank of Scotland PLC	3/20/2013	14,042,047	18,415	18,334	81
Euro	Royal Bank of Scotland PLC	4/2/2013	179,016	234	234	—
Euro	Royal Bank of Scotland PLC	4/5/2013	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	6/10/2013	12,959	17	17	—
Euro	Royal Bank of Scotland PLC	6/19/2013	2,000	3	3	—
Euro	Royal Bank of Scotland PLC	4/7/2014	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	6/9/2014	22,000	28	29	(1)
Euro	Royal Bank of Scotland PLC	4/7/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	6/9/2015	22,000	29	29	—
Euro	Royal Bank of Scotland PLC	11/9/2015	9,222	12	12	—
Euro	Royal Bank of Scotland PLC	4/5/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	4/5/2017	1,500	2	2	—
Euro	UBS AG	3/4/2013	3,047,000	4,096	3,978	118
Euro	UBS AG	6/14/2013	1,900,000	2,406	2,482	(76)
Hong Kong Dollar	Royal Bank of Scotland PLC	3/20/2013	5,289,000	683	682	1
Hungarian Forint	Barclays Bank PLC	5/13/2013	12,996,570	57	57	—
Hungarian Forint	Goldman Sachs & Co	5/13/2013	135,330,228	616	594	22
Hungarian Forint	Royal Bank of Scotland PLC	3/20/2013	31,000,000	140	137	3
Hungarian Forint	UBS AG	5/13/2013	38,744,700	170	170	—
Indian Rupee	Royal Bank of Scotland PLC	3/20/2013	247,386,000	4,462	4,531	(69)
Indonesian Rupiah	Royal Bank of Scotland PLC	3/20/2013	3,763,259,000	389	389	—
Israeli New Shekel	Royal Bank of Scotland PLC	3/20/2013	16,130,000	4,222	4,342	(120)
Japanese Yen	Citigroup Inc	4/1/2013	248,000,000	2,690	2,677	13
Japanese Yen	Credit Suisse	4/17/2013	6,873,000	75	74	1
Japanese Yen	Royal Bank of Scotland PLC	3/21/2013	1,857,177,000	22,336	20,041	2,295
Japanese Yen	UBS AG	4/17/2013	104,710,000	1,174	1,130	44
Malaysian Ringgit	Royal Bank of Scotland PLC	3/20/2013	4,760,000	1,535	1,539	(4)
Mexican Peso	Royal Bank of Scotland PLC	3/20/2013	37,580,000	2,948	2,939	9
New Taiwan Dollar	Royal Bank of Scotland PLC	3/20/2013	81,200,000	2,764	2,738	26
New Zealand Dollar	Royal Bank of Scotland PLC	3/20/2013	4,312,000	3,581	3,560	21
Norwegian Krone	Royal Bank of Scotland PLC	3/20/2013	19,928,000	3,560	3,470	90
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	3/20/2013	103,000	40	40	—
Philippine Peso	Royal Bank of Scotland PLC	3/20/2013	50,100,000	1,227	1,232	(5)
Polish Zloty	Royal Bank of Scotland PLC	3/20/2013	98,000	31	31	—
Russian Rouble	Credit Suisse	3/22/2013	41,000,000	1,343	1,335	8
Russian Rouble	Royal Bank of Scotland PLC	3/20/2013	1,000,000	32	33	(1)
Singapore Dollar	Royal Bank of Scotland PLC	3/20/2013	8,290,000	6,747	6,695	52
South African Rand	Credit Suisse	3/19/2013	10,800,000	1,211	1,196	15
South African Rand	Royal Bank of Scotland PLC	3/20/2013	37,880,000	4,293	4,195	98
South Korean Won	Credit Suisse	3/8/2013	1,325,000,000	1,217	1,223	(6)
South Korean Won	Royal Bank of Scotland PLC	3/20/2013	2,626,379,000	2,414	2,424	(10)
Swedish Krona	Royal Bank of Scotland PLC	3/20/2013	18,691,000	2,891	2,890	1
Swiss Franc	Credit Suisse	3/11/2013	105,000	113	112	1

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale		Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Swiss Franc	Royal Bank of Scotland PLC	3/20/2013	6,283,000	$6,801	$6,706	$95
Swiss Franc	Royal Bank of Scotland PLC	6/19/2013	17,000	18	18	—
Thai Baht	Royal Bank of Scotland PLC	3/20/2013	4,444,000	144	149	(5)
Turkish Lira	JP Morgan Chase	4/30/2013	1,273,318	705	703	2
Turkish Lira	Royal Bank of Scotland PLC	3/20/2013	4,793,000	2,681	2,660	21
Total						$4,110

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
3 month Euribor; December 2014	Long	10	$3,236	$3,247	$11
3 month Euribor; December 2014	Long	6	1,947	1,948	1
3 Month Euro Swiss; September 2013	Short	7	1,867	1,868	(1)
88 day Eurodollar; June 2013	Long	33	8,224	8,224	—
89 day Eurodollar; June 2014	Long	3	747	747	—
90 day Eurodollar; December 2013	Short	4	996	996	—
90 day Eurodollar; December 2014	Long	4	995	995	—
90 day Eurodollar; December 2015	Long	32	7,925	7,926	1
90 day Eurodollar; March 2014	Long	2	498	498	—
90 day Eurodollar; September 2013	Long	17	4,236	4,236	—
90 day Eurodollar; September 2014	Long	3	746	746	—
90 day Short Sterling; December 2014	Long	22	4,143	4,147	4
90 day Sterling; December 2013	Short	18	3,398	3,399	(1)
90 day Sterling; June 2013	Short	49	9,242	9,249	(7)
90 day Sterling; June 2014	Long	20	3,771	3,774	3
90 day Sterling; March 2014	Long	19	3,584	3,587	3
90 day Sterling; September 2013	Short	57	10,750	10,763	(13)
90 day Sterling; September 2014	Long	21	3,958	3,961	3
AEX Index; March 2013	Long	5	448	444	(4)
Aussie Bank Bill; December 2013	Short	3	3,043	3,044	(1)
Australia 10 Year Bond; March 2013	Long	45	5,598	5,637	39
Australia 3 Year Bond; March 2013	Long	1	112	112	—
Australian 90 day Bank Bill; June 2013	Short	7	7,101	7,102	(1)
Australian 90 day Bank Bill; September 2013	Short	4	4,058	4,059	(1)
CAC40 Index; March 2013	Long	34	1,626	1,653	27
Canadian Bank Acceptance; December 2013	Short	3	717	718	(1)
Canadian Bank Acceptance; June 2013	Short	17	4,068	4,070	(2)
Canadian Bank Acceptance; September 2013	Short	18	4,304	4,311	(7)
CBOE VIX; March 2013	Long	6	90	97	7
DAX Index: March 2013	Long	3	745	759	14
DJ Euro Stoxx 50; March 2013	Long	68	2,323	2,339	16
DJ Euro Stoxx 50; March 2013	Short	8	272	275	(3)
E-Mini DJIA Index; March 2013	Long	11	742	772	30
Euribor; December 2013	Long	7	2,277	2,279	2
Euribor; June 2013	Long	35	11,385	11,402	17
Euribor; June 2014	Long	6	1,950	1,951	1
Euribor; June 2014	Long	14	4,546	4,552	6
Euribor; March 2014	Long	5	1,626	1,627	1
Euribor; September 2013	Long	7	2,278	2,280	2
Euribor; September 2014	Long	6	1,949	1,950	1
Euribor; September 2014	Long	10	3,238	3,250	12
Euro Bund 10 Year Bund; March 2013	Short	28	5,288	5,300	(12)
Euro Swiss; June 2014	Short	10	2,666	2,668	(2)
Euro-OAT 10 Year; June 2013	Short	64	11,214	11,210	4
Euro-OAT 10 Year; March 2013	Short	23	4,068	4,059	9
FTSE 100; March 2013	Long	15	1,429	1,447	18
FTSE MIB Index; March 2013	Short	4	439	416	23
Hang Seng Index; March 2013	Long	4	586	592	6
HSCEI China Index; March 2013	Long	29	2,126	2,136	10
IBEX 35 Index; March 2013	Long	1	109	108	(1)
KOSPI 200 Index; March 2013	Short	2	239	249	(10)
Mini Japan 10 Year Bond; March 2013	Short	5	781	782	(1)
MSCI Singapore Index; March 2013	Long	14	841	835	(6)
MSCI Taiwan Index; March 2013	Short	17	489	482	7
Nasdaq 100 E-Mini; March 2013	Long	5	273	274	1
Russell 2000 Mini; March 2013	Short	45	3,747	4,096	(349)
Russell 2000 Mini; March 2013	Long	15	1,255	1,365	110
S&P 500 Emini; March 2013	Short	20	1,505	1,513	(8)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2013 (unaudited)

Futures Contracts (continued)

			Long/Short	Contracts		Notional Value			Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; March 2013			Short		623		$44,377		$47,139	$(2,762)
S&P 500 Emini; March 2013			Short		481		34,767		36,395	(1,628)
S&P 500 Emini; March 2013			Short		15		1,081		1,135	(54)
S&P Mid 400 Emini; March 2013			Long		5		520		551	31
S&P Mid 400 Emini; March 2013			Short		55		5,567		6,059	(492)
S&P/TSE 60 Index; March 2013			Long		4		549		572	23
SGX CNX Nifty Index; March 2013			Short		99		1,165		1,140	25
South Africa All Share Index; March 2013			Long		44		1,769		1,714	(55)
SPI 200; March 2013			Long		11		1,412		1,428	16
TOPIX Index; March 2013			Long		18		1,759		1,886	127
US 10 Year Note; June 2013			Long		11		1,437		1,447	10
US 10 Year Note; June 2013			Short		103		13,547		13,549	(2)
US 2 Year Note; June 2013			Short		8		1,763		1,764	(1)
US Long Bond; June 2013			Short		25		3,603		3,595	8
Total										$(4,796)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Counterparty
(Issuer)	Floating Rate Index
Bank of America	Brazil Cetip	Pay	8.16%	1/2/2015	BRL	400		$—	$—	$—
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.86%	1/2/2017		900		3	8	(5)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.42%	1/2/2017		1,300		(7)	2	(9)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.44%	1/2/2015		1,100		5	6	(1)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.60%	1/2/2017		1,000		(4)	(3)	(1)
NA	Interbank Deposit
Barclays Bank PLC	6 Month AUD BBR	Pay	4.75%	3/15/2018	AUD	3,100		191	13	178
	BBSW
Barclays Bank PLC Brazil Cetip		Pay	7.92%	1/2/2015	BRL	10,000		(25)	(1)	(24)
	Interbank Deposit
BNP Paribas	6 Month JPY	Receive	2.00%	12/21/2041	JPY	50,000		(27)	(31)	4
	LIBOR
BNP Paribas	Brazil Cetip	Pay	8.49%	1/2/2017	BRL	100		—	—	—
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.60%	1/2/2017		1,000		(4)	(3)	(1)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	1/2/2017		6,300		(32)	—	(32)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	7.62%	1/2/2015		2,500		(11)	(5)	(6)
	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.15%	1/2/2015		500		—	—	—
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.72%	1/2/2017		600		(1)	(1)	—
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	7.55%	1/2/2015		500		(3)	(1)	(2)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.30%	1/2/2017		200		(2)	—	(2)
Co	Interbank Deposit
JP Morgan Chase	Brazil Cetip	Pay	9.01%	1/2/2017		3,500		13	31	(18)
	Interbank Deposit
JP Morgan Chase	Brazil Cetip	Pay	7.89%	1/2/2015		1,100		(3)	—	(3)
	Interbank Deposit
UBS AG	6 Month AUD Bank	Pay	4.75%	12/14/2017	AUD	800		49	3	46
	Bill
UBS AG	6 Month AUD BBR	Pay	4.75%	12/15/2017		800		49	5	44
	BBSW
Total								$191	$23	$168

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2013 (unaudited)

Exchange Cleared Interest Rate Swaps

		(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Unrealized Appreciation/(Depreciation)

	Floating Rate Index
	3 Month CAD Bank	Pay	2.00%	6/16/2016	CAD	3,000		$27	$		27
	Bill
	3 Month CAD Bank	Pay	1.60%	6/30/2015	3,600			8			8
	Bill
	3 Month CAD Bank	Pay	2.50%	12/18/2023	1,200			2			5
	Bill
	3 Month CAD Bank	Pay	2.63%	9/16/2043		500		23			12
	Bill
	3 Month LIBOR	Pay	0.75%	6/19/2017	$27,800			47			(153)
	3 Month LIBOR	Pay	2.75%	6/19/2043		200		10			(2)
	3 Month LIBOR	Pay	2.00%	6/19/2023	9,600			67			(90)
	6 Month AUD BBR	Pay	3.75%	3/15/2023	AUD	800		(14)			(9)
	BBSW
	6 Month AUD BBR	Pay	4.25%	3/15/2023		200		5			4
	BBSW
	6 Month AUD BBR	Pay	3.50%	3/15/2023		100		(4)			(1)
	BBSW
	6 Month AUD BBR	Pay	4.00%	3/15/2023		100		—			—
	BBSW
	6 Month EURIBOR	Pay	1.75%	3/20/2023	EUR	4,200		1			(80)
	6 Month JPY	Pay	1.00%	9/18/2023	JPY	400,000		(80)			(35)
	LIBOR
	6 Month JPY	Pay	2.00%	12/21/2041	50,000			(27)			23
	LIBOR
Total								$65	$		(291)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

		Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)

Purchased Swaptions
Outstanding	Counterparty (Issuer)
Put - 30 Year Interest Goldman Sachs & Co		3 Month	Receive	3.27%	4/30/2013		$600		$8	$3	$(5)
Rate Swap		LIBOR
Total									$8	$3	$(5)

		Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)

Written Swaptions
Outstanding	Counterparty (Issuer)
Call - 10 Year	Barclays Bank PLC	3 Month	Receive	1.80%	7/30/2013		$400		$(2)	$(2)	$—
Interest Rate Swap		LIBOR
Call - 5 Year Interest	Bank of America NA	3 Month	Receive	1.40%	3/18/2013		300		(2)	(7)	(5)
Rate Swap		LIBOR
Call - 5 Year Interest Deutsche Bank AG		3 Month	Receive	1.40%	3/18/2013		3,200		(20)	(72)	(52)
Rate Swap		LIBOR
Call - 5 Year Interest Goldman Sachs & Co		3 Month	Receive	0.85%	3/19/2013		600		—	—	—
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	2.65%	7/30/2013		400		(3)	(2)	1
Rate Swap		LIBOR
Put - 2 Year Interest	Bank of America NA	6 Month	Receive	1.15%	7/25/2013	EUR	1,900		(4)	(1)	3
Rate Swap		EURIBOR
Put - 2 Year Interest	Barclays Bank PLC	6 Month	Receive	0.85%	4/25/2013		800		(1)	—	1
Rate Swap		EURIBOR
Put - 2 Year Interest	Barclays Bank PLC	6 Month	Receive	1.15%	7/25/2013		500		(1)	—	1
Rate Swap		EURIBOR
Put - 2 Year Interest	Credit Suisse	6 Month	Receive	1.15%	7/25/2013		1,000		(2)	—	2
Rate Swap		EURIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.30%	4/30/2013		$400		(1)	—	1
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.40%	3/18/2013		300		(7)	—	7
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	6 Month	Receive	1.70%	7/25/2013	EUR	1,300		(7)	(2)	5
Rate Swap		EURIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Receive	1.30%	4/30/2013		$400		(1)	(1)	—
Rate Swap		LIBOR

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2013 (unaudited)

Interest Rate Swaptions (continued)

Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)

Written Swaptions
Outstanding
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.30%	4/30/2013	$1,200	$(3)	$(1	) $	2
Rate Swap	LIBOR
Put - 5 Year Interest Deutsche Bank AG	3 Month	Receive	1.40%	3/18/2013	3,200	(80)	(1)	79
Rate Swap	LIBOR
Put - 5 Year Interest Deutsche Bank AG	6 Month	Receive	1.70%	7/25/2013	EUR	900	(5)	(1)	4
Rate Swap	EURIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.25%	3/19/2013	$600	(1)	—	1
Rate Swap	LIBOR
Put - 5 Year Interest JP Morgan Chase	3 Month	Receive	1.30%	4/30/2013	1,500	(3)	—	3
Rate Swap	LIBOR
Put - 7 Year Interest Bank of America NA	3 Month	Receive	1.65%	3/19/2013	300	(1)	—	1
Rate Swap	LIBOR
Total	$(144)	$(90	) $	54

All dollar amounts are shown in thousands (000's)

Options

Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Purchased Options Outstanding
Call - EUR versus USD	EUR	1.38	3/4/2013	500,000	$2	$—	$(2)
Call - USD versus CNY	$6 .34	4/12/2013	700,000	9	—	(9)
Call - USD versus CNY	$6 .34	4/12/2013	700,000	9	—	(9)
Call - USD versus CNY	$6.55	10/14/2013	500,000	3	—	(3)
Call - USD versus CNY	$6 .42	9/12/2013	300,000	3	—	(3)
Call - USD versus CNY	$6 .42	9/12/2013	400,000	4	—	(4)
Call - USD versus CNY	$6 .41	2/27/2014	665,000	2	2	—
Call - USD versus CNY	$6 .41	2/27/2014	458,000	2	2	—
Call - USD versus CNY	$6 .40	1/15/2014	2,000,000	9	6	(3)
Put - AUD versus USD	AUD	1.02	3/14/2013	400,000	3	3	—
Put - Knight Capital Group Inc	$4 .00	7/22/2013	7	1	1	—
Put - Knight Capital Group Inc	$5 .00	7/22/2013	3	1	1	—
Put - S&P 500 Index	$1,350 .00	6/23/2014	450	3,619	3,109	(510)
Put - Sprint Nextel Corp	$10 .00	1/20/2014	82	49	47	(2)
Put - USD versus BRL	$1.96	2/14/2014	600,000	8	9	1
Put - USD versus BRL	$1.96	2/14/2014	200,000	3	3	—
Put - USD versus CNY	$6 .42	9/12/2013	300,000	3	6	3
Put - USD versus CNY	$6 .42	9/12/2013	400,000	4	8	4
Put - USD versus RUB	$30 .00	2/14/2014	600,000	8	6	(2)
Put - USD versus RUB	$30 .00	2/14/2014	1,100,000	15	11	(4)
Total	$3,757	$3,214	$(543)

Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Written Options Outstanding
Call - Clearwire Corp	$3.00	3/18/2013	3	$—	$—	$—
Call - Dell Inc	$14.00	4/21/2013	18	—	—	—
Call - Dell Inc	$14.00	5/19/2013	18	—	—	—
Call - Dell Inc	$13.00	5/19/2013	36	(3)	(4)	(1)
Call - Knight Capital Group Inc	$5.00	7/22/2013	3	—	—	—
Call - Knight Capital Group Inc	$4.00	7/22/2013	7	—	—	—
Call - MetroPCS Communications Inc	$10.00	3/18/2013	31	(1)	—	1
Call - S&P 500 Index	$1,600 .00	6/24/2013	210	(394)	(180)	214
Call - Sprint Nextel Corp	$10 .00	1/20/2014	82	(1)	(1)	—
Call - USD versus JPY	$96 .50	5/10/2013	600,000	(5)	(5)	—
Call - USD versus JPY	$97 .00	5/10/2013	300,000	(3)	(2)	1
Call - USD versus JPY	$96 .50	5/10/2013	100,000	(1)	(1)	—
Put - S&P 500 Index	$1,200 .00	6/23/2014	450	(1,934)	(1,678)	256
Put - USD versus JPY	$89 .00	5/10/2013	300,000	(2)	(2)	—
Put - USD versus JPY	$89 .00	5/10/2013	100,000	(1)	(1)	—
Put - USD versus JPY	$89 .00	5/10/2013	600,000	(6)	(5)	1
Total	$(2,351)	$(1,879	) $	472

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2013 (unaudited)

Credit Default Swaptions

		Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Purchased Swaptions Counterparty
Outstanding	(Issuer)
Call - 5 Year Credit	Bank of America	CDX.IG19.5Y	Buy	1.05%	3/20/2013	$1,700	$6	$14	$		8
Default Swap	NA
Call - 5 Year Credit	BNP Paribas	CDX. IG19.5Y	Buy	1.05%	3/20/2013	1,000	3	8			5
Default Swap
Put - 5 Year Credit	Bank of America	CDX.HY.19.5Y	Buy	99.50%	3/21/2013	1,400	21	1			(20)
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX.HY.19.5Y	Buy	100.75%	4/18/2013	400	7	2			(5)
Default Swap	NA
Put - 5 Year Credit	BNP Paribas	CDX.HY.19.5Y	Buy	100.50%	3/21/2013	100	2	1			(1)
Default Swap
Total							$39	$26	$		(13)
		Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value		Unrealized Appreciation/(Depreciation)
Written Swaptions	Counterparty
Outstanding	(Issuer)
Put - 5 Year Credit	Bank of America	CDX.IG.19.5Y	Sell	0.95%	4/18/2013	$2,000	$(7)	$(3)			$4
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX. IG19.5Y	Sell	1.40%	3/20/2013	1,700	(7)	(1)			6
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX. IG.19.5Y	Sell	1.00%	3/21/2013	7,000	(21)	(1)			20
Default Swap	NA
Put - 5 Year Credit	BNP Paribas	CDX. IG19.5Y	Sell	1.40%	3/20/2013	1,000	(4)	–			4
Default Swap
Put - 5 Year Credit	BNP Paribas	CDX. IG.19.5Y	Sell	0.95%	3/21/2013	500	(1)	–			1
Default Swap
Total							$(40)	$(5		) $	35

All dollar amounts are shown in thousands (000's)

Total Return Swaps

		Reference Entity			Expiration Date		Notional Value		Unrealized Appreciation/(Depreciation)
Counterparty (Issuer)
Bank of America NA		Canada 10 Year Bond Future				6/28/2013		$1,687	$		20
Bank of America NA		Euro 30 Year Bond Future				3/11/2013		178			(3)
Bank of America NA		Euro Bund 10 Year Bund Future				3/11/2013		(964)			(22)
Bank of America NA		Euro-Bobl 5 Year Future				3/11/2013		1,331			9
Bank of America NA		Euro-Schatz 2 Year Future				3/11/2013		(2,991)			(14)
Bank of America NA		UK 10 Year Gilt Future				6/28/2013		(11,906)			(193)
Bank of America NA		US 10 Year Note Future				6/20/2013		6,978			(6)
Bank of America NA		US 2 Year Note Future				7/1/2013		(3,307)			1
Bank of America NA		US Long Bond Future				6/20/2013		(144)			—
Morgan Stanley & Co		Bovespa Index Future				4/18/2013		(1,783)			46
Morgan Stanley & Co		RTS Index Future				3/15/2013		982			23
Morgan Stanley & Co		Swiss Market Index Future				3/18/2013		(640)			(18)
Total									$		(157)

All dollar amounts are shown in thousands (000's)

Total Return Equity Basket Swaps

Counterparty	Fund Pays		Fund Receives			Expiration Date	Fair Value	Unrealized Appreciation/(Depreciation)
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			9/20/2013		$472 $			62
	week EUR LIBOR plus		long and short French securities
	0.40%
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			1/20/2014		838			177
	month LIBOR plus 0.40%		long and short securities traded in GBP

Total							$1,310	$			239

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (31.17)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Advertising - (0.03)%				Banks - (1.08)%
Lamar Advertising Co (a)	3,600	$166		Aozora Bank Ltd	19,770		$60
Omnicom Group Inc	100	6		Bank of Hawaii Corp	800		39
		$172		Bank of New York Mellon Corp/The	2,600		71
				BB&T Corp	500		15
Aerospace & Defense - (0.15)%				Citigroup Inc	1,400		59
Boeing Co/The	1,300	100		City National Corp/CA	500		28
Finmeccanica SpA (a)	37,030	181
				Comerica Inc	22,095		760
L-3 Communications Holdings Inc	1,614	123		Commerzbank AG (a)	85,406		157
Rockwell Collins Inc	4,300	259		Credit Suisse Group AG (a)	21,184		565
Triumph Group Inc	1,400	103		Cullen/Frost Bankers Inc	900		54
United Technologies Corp	400	36		First Horizon National Corp	17,600		187
		$802		FirstMerit Corp	45,068		681
Agriculture - (0.08)%				Hancock Holding Co	1,200		36
Archer-Daniels-Midland Co	9,789	312		Joyo Bank Ltd/The	2,000		10
Philip Morris International Inc	900	83		M&T Bank Corp	6,747		689
Universal Corp/VA	400	22		Morgan Stanley	5,860		132
		$417		PNC Financial Services Group Inc	4,285		267
				Prosperity Bancshares Inc	600		28
Airlines - (0.08)%				Regions Financial Corp	44,340		339
International Consolidated Airlines Group SA	7,474	27		Signature Bank/New York NY (a)	900		67
(a)				Suruga Bank Ltd	7,000		103
JetBlue Airways Corp (a)	46,196	280		SVB Financial Group (a)	2,800		188
Southwest Airlines Co	900	10		Svenska Handelsbanken AB	3,660		159
United Continental Holdings Inc (a)	4,600	123		Synovus Financial Corp	151,800		386
		$440		TCF Financial Corp	12,300		169
Apparel - (0.47)%				UBS AG	9,063		143
Asics Corp	16,319	256		Valley National Bancorp	5,900		59
Coach Inc	20,170	975		Webster Financial Corp	400		9
Deckers Outdoor Corp (a)	7,600	307		Zions Bancorporation	20,400		492
Hanesbrands Inc (a)	4,700	186					$5,952
Hugo Boss AG	332	39		Beverages - (0.21)%
Nike Inc	3,000	163		Beam Inc	100		6
Ralph Lauren Corp	1,840	319		Coca-Cola Co/The	7,400		286
Tod's SpA	897	129		Crimson Wine Group Ltd (a)	1,250		10
Under Armour Inc (a)	3,600	177		Green Mountain Coffee Roasters Inc (a)	12,800		611
		$2,551		Heineken NV	572		43
				Monster Beverage Corp (a)	1,500		76
Automobile Manufacturers - (0.26)%
Bayerische Motoren Werke AG	984	91		PepsiCo Inc	1,400		106
Daimler AG	1,247	74		Sapporo Holdings Ltd	629		2
Fiat Industrial SpA	7,845	95					$1,140
Ford Motor Co	11,100	140		Biotechnology - (0.75)%
Honda Motor Co Ltd	4,100	153		Celgene Corp (a)	2,350		242
Mazda Motor Corp (a)	24,600	74		Cubist Pharmaceuticals Inc (a)	2,900		123
Navistar International Corp (a)	2,900	72		Exelixis Inc (a)	30,682		140
Nissan Motor Co Ltd	32,600	330		Gilead Sciences Inc (a)	42,747		1,826
Oshkosh Corp (a)	700	27		Life Technologies Corp (a)	9,380		545
Scania AB	4,987	104		Novozymes A/S	12,722		444
Toyota Motor Corp	4,500	231		Regeneron Pharmaceuticals Inc (a)	4,981		832
Volvo AB - B Shares	2,202	33					$4,152
		$1,424
				Building Materials - (0.43)%
Automobile Parts & Equipment - (0.42)%				Asahi Glass Co Ltd	18,000		122
BorgWarner Inc (a)	6,750	503		Buzzi Unicem SpA	10,247		161
Continental AG	176	20		Daikin Industries Ltd	6,700		249
Dana Holding Corp	8,600	144		Eagle Materials Inc	100		6
Johnson Controls Inc	26,860	845		Fortune Brands Home & Security Inc (a)	4,600		159
KYB Co Ltd	12,000	51		Geberit AG	215		52
NGK Insulators Ltd	11,000	119		Holcim Ltd (a)	1,308		105
NGK Spark Plug Co Ltd	2,000	30		LIXIL Group Corp	12,500		256
NOK Corp	100	1		Martin Marietta Materials Inc	4,790		465
Nokian Renkaat OYJ	8,414	381		Masco Corp	3,200		62
Pirelli & C. SpA	6,379	74		Owens Corning Inc (a)	8,200		318
Sumitomo Rubber Industries Ltd	2,300	36		Rinnai Corp	1,200		86
Tenneco Inc (a)	2,400	85		Taiheiyo Cement Corp	90,575		224
Toyota Industries Corp	1,200	43
		$2,332

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Building Materials (continued)				Commercial Services (continued)
TOTO Ltd	16,000	$145		Western Union Co/The	46,620		$654
		$2,410					$8,596
Chemicals - (0.80)%				Computers - (1.01)%
Air Products & Chemicals Inc	1,000	86		Accenture PLC - Class A	2,060		153
Air Water Inc	1,000	14		Apple Inc	400		177
Ashland Inc	4,213	328		CACI International Inc (a)	1,200		61
BASF SE	1,297	122		Cadence Design Systems Inc (a)	44,295		627
Clariant AG (a)	17,462	265		Cognizant Technology Solutions Corp (a)	6,170		474
Dow Chemical Co/The	12,100	384		Dell Inc	30,400		424
Eastman Chemical Co	5,170	361		EMC Corp/MA (a)	4,800		111
Ecolab Inc	5,627	431		Hewlett-Packard Co	34,860		702
EI du Pont de Nemours & Co	2,100	101		IHS Inc (a)	1,000		106
Givaudan SA (a)	152	181		International Business Machines Corp	500		100
International Flavors & Fragrances Inc	800	58		Lexmark International Inc	2,900		64
Intrepid Potash Inc	11,300	223		MICROS Systems Inc (a)	1,200		51
JSR Corp	1,200	24		NCR Corp (a)	17,330		478
K+S AG	8,379	393		NetApp Inc (a)	23,066		780
Kansai Paint Co Ltd	6,000	64		NTT Data Corp	22		70
Linde AG	43	8		SanDisk Corp (a)	14,127		712
Mitsubishi Chemical Holdings Corp	5,000	23		TDK Corp	4,100		141
Mitsubishi Gas Chemical Co Inc	13,000	92		Teradata Corp (a)	1,500		87
Mitsui Chemicals Inc	216	1		Western Digital Corp	6,647		314
Mosaic Co/The	3,400	199					$5,632
Nissan Chemical Industries Ltd	2,700	34
Praxair Inc	800	90		Consumer Products - (0.05)%
Shin-Etsu Chemical Co Ltd	2,400	148		Husqvarna AB	9,206		57
Showa Denko KK	23,125	36		Scotts Miracle-Gro Co/The	5,290		234
Sigma-Aldrich Corp	400	31					$291
Sumitomo Chemical Co Ltd	138,033	407		Cosmetics & Personal Care - (0.21)%
Symrise AG	2,573	97		Avon Products Inc	35,460		693
Taiyo Nippon Sanso Corp	26,000	182		Estee Lauder Cos Inc/The	3,550		228
Zeon Corp	2,000	21		Oriflame Cosmetics SA	1,306		45
		$4,404		Procter & Gamble Co/The	300		23
Coal - (0.23)%				Shiseido Co Ltd	2,200		29
Arch Coal Inc	38,100	199		Unicharm Corp	2,300		133
Consol Energy Inc	16,700	537					$1,151
Peabody Energy Corp	11,200	242		Distribution & Wholesale - (0.29)%
Walter Energy Inc	8,378	266		Fastenal Co	14,320		739
		$1,244		Fossil Inc (a)	4,070		418
				LKQ Corp (a)	9,716		206
Commercial Services - (1.57)%
Abertis Infraestructuras SA	7,267	128		Watsco Inc	1,100		86
				WESCO International Inc (a)	800		59
Adecco SA	1,089	62
Alliance Data Systems Corp (a)	1,400	222		WW Grainger Inc	400		91
Apollo Group Inc (a)	6,900	117					$1,599
Atlantia SpA	10,626	183		Diversified Financial Services - (0.97)%
Avis Budget Group Inc (a)	32,308	755		Acom Co Ltd (a)	3,040		75
DeVry Inc	6,900	207		Aeon Credit Service Co Ltd	1,400		33
FTI Consulting Inc (a)	6,300	219		Affiliated Managers Group Inc (a)	1,540		225
Global Payments Inc	6,133	296		American Express Co	3,500		218
H&R Block Inc	10,800	269		BlackRock Inc	510		122
Hertz Global Holdings Inc (a)	144,739	2,887		CBOE Holdings Inc	7,700		277
Iron Mountain Inc	3,165	109		Charles Schwab Corp/The	59,489		966
Manpower Inc	5,130	280		Eaton Vance Corp	3,530		135
Monro Muffler Brake Inc	2,920	108		Financial Engines Inc	10,060		329
Monster Worldwide Inc (a)	18,800	96		Franklin Resources Inc	700		99
Paychex Inc	100	3		Greenhill & Co Inc	5,780		351
Quanta Services Inc (a)	18,751	533		IntercontinentalExchange Inc (a)	2,593		401
Randstad Holding NV	4,985	212		Jefferies Group Inc	5,100		111
Rent-A-Center Inc/TX	2,000	73		Julius Baer Group Ltd (a)	4,972		188
Robert Half International Inc	3,070	109		Legg Mason Inc	8,400		240
SAIC Inc	13,580	160		MarketAxess Holdings Inc	6,230		243
Sotheby's	2,900	111		Raymond James Financial Inc	4,000		175
Strayer Education Inc	2,900	142		Stifel Financial Corp (a)	1,900		66
Towers Watson & Co	9,927	661		T Rowe Price Group Inc	6,060		431

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Diversified Financial Services (continued)				Electronics (continued)
Virtus Investment Partners Inc (a)	1,600	$269		Murata Manufacturing Co Ltd	5,500		$354
Visa Inc	1,100	174		Nippon Electric Glass Co Ltd	5,000		24
Waddell & Reed Financial Inc	5,460	224		Omron Corp	200		5
		$5,352		Sensata Technologies Holding NV (a)	7,300		237
				Trimble Navigation Ltd (a)	5,747		342
Electric - (0.83)%				Woodward Inc	5,500		206
A2A SpA	282,649	152		Yaskawa Electric Corp	18,900		170
AES Corp/VA	63,808	742					$3,592
Black Hills Corp	2,500	104
Calpine Corp (a)	500	9		Engineering & Construction - (0.25)%
CH Energy Group Inc	1,503	98		Acciona SA	501		31
Chugoku Electric Power Co Inc/The	1,900	24		ACS Actividades de Construccion y Servicios	4,482		106
CMS Energy Corp	2,500	67		SA
Dominion Resources Inc/VA	6,300	353		Chicago Bridge & Iron Co NV ADR	1,683		90
Edison International	2,923	140		Fluor Corp	6,560		406
Electric Power Development Co Ltd	1,800	46		Fraport AG Frankfurt Airport Services	2,934		174
Exelon Corp	17,470	542		Worldwide
FirstEnergy Corp	700	28		Hochtief AG	62		4
Fortum OYJ	104	2		Jacobs Engineering Group Inc (a)	9,654		472
Great Plains Energy Inc	1,900	41		Royal Imtech NV	8,185		91
Hawaiian Electric Industries Inc	900	24		URS Corp	400		17
Hokuriku Electric Power Co	3,200	37					$1,391
ITC Holdings Corp	1,200	102
Kansai Electric Power Co Inc/The	9,300	80		Entertainment - (0.17)%
				Bally Technologies Inc (a)	3,400		162
Kyushu Electric Power Co Inc	7,400	71		DreamWorks Animation SKG Inc (a)	5,600		93
MDU Resources Group Inc	1,800	43
National Fuel Gas Co	1,960	114		International Game Technology	28,230		450
NextEra Energy Inc	1,375	99		Lottomatica Group SpA	3,064		71
Northeast Utilities	7,002	290		Oriental Land Co Ltd/Japan	200		29
				Penn National Gaming Inc (a)	500		25
NorthWestern Corp	3,410	133
NRG Energy Inc	16,110	387		Vail Resorts Inc	1,100		61
Pepco Holdings Inc	300	6					$891
PPL Corp	8,350	257		Environmental Control - (0.15)%
Red Electrica Corp SA	276	15		Calgon Carbon Corp (a)	18,418		314
RWE AG	1,541	56		Clean Harbors Inc (a)	600		31
SCANA Corp	200	10		Kurita Water Industries Ltd	700		14
Shikoku Electric Power Co Inc	12,300	151		Republic Services Inc	1,400		44
Southern Co/The	3,100	140		Stericycle Inc (a)	700		67
TECO Energy Inc	800	14		Waste Connections Inc	9,100		311
Terna Rete Elettrica Nazionale SpA	38,159	159		Waste Management Inc	800		30
Westar Energy Inc	2,400	74					$811
		$4,610
				Food - (0.69)%
Electrical Components & Equipment - (0.26)%				Campbell Soup Co	2,300		95
Acuity Brands Inc	300	20		Delhaize Group SA	3,011		145
AMETEK Inc	600	25		Flowers Foods Inc	2,500		70
Emerson Electric Co	2,600	147		General Mills Inc	1,100		51
Energizer Holdings Inc	4,646	427		Hain Celestial Group Inc (a)	3,800		208
Furukawa Electric Co Ltd	17,000	38		Hillshire Brands Co	10,944		355
GrafTech International Ltd (a)	9,000	67		Hormel Foods Corp	5,840		218
GS Yuasa Corp	57,000	247		Ingredion Inc	4,917		326
Mabuchi Motor Co Ltd	700	34		Kellogg Co	2,000		121
Nidec Corp	7,300	430		Kikkoman Corp	8,000		124
NV Bekaert SA	514	14		Marine Harvest ASA (a)	140,633		148
		$1,449		McCormick & Co Inc/MD	1,000		67
Electronics - (0.67)%				Nissin Foods Holdings Co Ltd	1,382		55
				Smithfield Foods Inc (a)	43,357		964
Advantest Corp	12,200	175
Agilent Technologies Inc	3,060	127		Sysco Corp	2,100		68
				TreeHouse Foods Inc (a)	2,200		128
Amphenol Corp	5,907	419
Dainippon Screen Manufacturing Co Ltd	21,000	105		Tyson Foods Inc	24,080		546
				United Natural Foods Inc (a)	400		20
FLIR Systems Inc	18,570	489
Gentex Corp/MI	13,000	244		Yakult Honsha Co Ltd	1,400		52
Ibiden Co Ltd	3,800	59					$3,761
Jabil Circuit Inc	4,860	91		Forest Products & Paper - (0.02)%
Mettler-Toledo International Inc (a)	1,670	355		Hokuetsu Kishu Paper Co Ltd	2,500		14
Minebea Co Ltd	53,263	190		International Paper Co	1,400		62

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Forest Products & Paper (continued)				Home Builders - (0.45)%
Oji Holdings Corp	3,000	$11		DR Horton Inc	30,910		$689
		$87		Lennar Corp	40,388		1,559
				NVR Inc (a)	170		172
Gas - (0.10)%				Toll Brothers Inc (a)	1,711		58
AGL Resources Inc	2,670	107					$2,478
New Jersey Resources Corp	3,180	142
Questar Corp	400	9		Home Furnishings - (0.09)%
Snam SpA	6,246	29		Sharp Corp/Japan	11,000		35
South Jersey Industries Inc	1,585	87		Sony Corp	4,500		66
WGL Holdings Inc	2,920	123		Whirlpool Corp	3,551		401
		$497					$502
Hand & Machine Tools - (0.26)%				Housewares - (0.04)%
Disco Corp	2,700	154		Newell Rubbermaid Inc	9,810		229
Kennametal Inc	1,200	48
Makita Corp	7,800	353		Insurance - (0.79)%
Mori Seiki Co Ltd	16,600	178		Alleghany Corp (a)	881		333
Sandvik AB	9,859	160		Allianz SE	505		69
SMC Corp/Japan	1,400	243		Allstate Corp/The	3,540		163
Stanley Black & Decker Inc	4,018	316		Arch Capital Group Ltd (a)	2,600		128
		$1,452		Aspen Insurance Holdings Ltd	6,620		237
Healthcare - Products - (0.79)%				Assured Guaranty Ltd	12,400		231
Alere Inc (a)	3,300	75		Cincinnati Financial Corp	6,800		306
Baxter International Inc	2,900	196		Dai-ichi Life Insurance Co Ltd/The	18		25
Boston Scientific Corp (a)	24,380	180		Genworth Financial Inc (a)	40,560		346
Cepheid Inc (a)	8,700	317		Hannover Rueckversicherung AG	151		12
DENTSPLY International Inc	4,100	170		Hartford Financial Services Group Inc	8,309		197
Edwards Lifesciences Corp (a)	200	17		Lincoln National Corp	8,731		258
Elekta AB	14,065	211		Markel Corp (a)	1,173		567
Hologic Inc (a)	4,100	89		MetLife Inc	11,956		423
Hospira Inc (a)	5,000	147		MS&AD Insurance Group Holdings	3,700		76
Intuitive Surgical Inc (a)	1,320	673		NKSJ Holdings Inc	1,700		36
Luxottica Group SpA	3,379	158		Old Republic International Corp	6,100		73
Masimo Corp	4,300	85		Progressive Corp/The	16,800		409
Medtronic Inc	2,400	108		Sony Financial Holdings Inc	700		11
ResMed Inc	900	40		Storebrand ASA (a)	16,730		75
Shimadzu Corp	2,000	13		Tokio Marine Holdings Inc	1,200		34
Sonova Holding AG (a)	2,460	294		Unum Group	10,477		257
St Jude Medical Inc	6,130	251		WR Berkley Corp	1,400		58
Stryker Corp	800	51					$4,324
Sysmex Corp	2,000	105
Techne Corp	3,700	252		Internet - (1.52)%
Terumo Corp	5,500	241		CyberAgent Inc	37		69
Varian Medical Systems Inc (a)	8,090	572		Dena Co Ltd	6,200		174
				eBay Inc (a)	800		44
Volcano Corp (a)	2,700	58
				Equinix Inc (a)	17,722		3,749
		$4,303		F5 Networks Inc (a)	1,600		151
Healthcare - Services - (0.56)%				Gree Inc	1,900		23
Aetna Inc	11,033	521		Kakaku.com Inc	6,884		267
Brookdale Senior Living Inc (a)	3,200	89		Netflix Inc (a)	300		57
Centene Corp (a)	2,360	106		priceline.com Inc (a)	398		273
Cigna Corp	11,910	696		Rackspace Hosting Inc (a)	4,800		268
Fresenius Medical Care AG & Co KGaA	3,051	209		Rakuten Inc	51,400		444
HealthSouth Corp (a)	1,000	24		SBI Holdings Inc/Japan	31,970		254
Humana Inc	2,750	188		Start Today Co Ltd	7,999		85
Laboratory Corp of America Holdings (a)	900	80		Symantec Corp (a)	9,140		214
LifePoint Hospitals Inc (a)	1,700	75		Trend Micro Inc/Japan	2,500		71
Mednax Inc (a)	7,650	655		TripAdvisor Inc (a)	6,970		317
Tenet Healthcare Corp (a)	4,275	168		ValueClick Inc (a)	5,400		144
UnitedHealth Group Inc	2,200	117		VeriSign Inc (a)	32,126		1,471
Universal Health Services Inc	2,721	157		Yahoo Japan Corp	714		302
WellPoint Inc	400	25					$8,377
		$3,110		Investment Companies - (0.03)%
Holding Companies - Diversified - (0.09)%				Ares Capital Corp	9,718		180
Leucadia National Corp	18,367	494

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Iron & Steel - (0.49)%				Media (continued)
Allegheny Technologies Inc	3,700	$113		Mediaset SpA	84,228		$186
ArcelorMittal	14,799	222		Modern Times Group AB	1,847		77
Carpenter Technology Corp	100	5		Schibsted ASA	1,155		49
Cliffs Natural Resources Inc	21,100	537		Scripps Networks Interactive Inc	1,200		76
Daido Steel Co Ltd	3,000	16		Sirius XM Radio Inc	496,028		1,538
Hitachi Metals Ltd	27,000	252		Sky Deutschland AG (a)	57,469		366
JFE Holdings Inc	15,600	334		Time Warner Inc	2,100		112
Kobe Steel Ltd	8,000	11					$3,214
Nippon Steel & Sumitomo Metal Corp	80,824	219
Nucor Corp	4,300	194		Metal Fabrication & Hardware - (0.27)%
Rautaruukki OYJ	1,222	8		Assa Abloy AB	6,398		253
Reliance Steel & Aluminum Co	2,590	172		Nachi-Fujikoshi Corp	26,000		104
Salzgitter AG	790	37		NTN Corp	77,420		218
SSAB AB - A Shares	33,642	259		Precision Castparts Corp	1,380		257
ThyssenKrupp AG (a)	9,535	214		Tenaris SA	13,340		274
United States Steel Corp	4,314	90		Timken Co	6,690		363
		$2,683					$1,469
Leisure Products & Services - (0.16)%				Mining - (0.32)%
Carnival Corp	2,500	90		Alcoa Inc	41,355		352
Harley-Davidson Inc	400	21		Compass Minerals International Inc	3,969		292
Life Time Fitness Inc (a)	5,500	232		Dowa Holdings Co Ltd	10,000		74
Royal Caribbean Cruises Ltd	1,113	38		First Quantum Minerals Ltd	4,922		92
Shimano Inc	1,600	115		Freeport-McMoRan Copper & Gold Inc	17,235		550
WMS Industries Inc (a)	10,700	268		Norsk Hydro ASA	26,331		116
Yamaha Motor Co Ltd	12,700	152		OSAKA Titanium Technologies Co	1,000		20
				Stillwater Mining Co (a)	6,715		88
		$916		Toho Titanium Co Ltd	8,300		71
Lodging - (0.11)%				Vulcan Materials Co	3,020		154
Las Vegas Sands Corp	7,800	402					$1,809
Marriott International Inc/DE	3,000	118
Wynn Resorts Ltd	900	105		Miscellaneous Manufacturing - (0.31)%
		$625		Actuant Corp	3,200		97
				Alfa Laval AB	4,631		107
Machinery - Construction & Mining - (0.30)%				CLARCOR Inc	3,196		163
Atlas Copco AB - A Shares	3,701	107		Danaher Corp	3,800		234
Caterpillar Inc	5,700	527		Donaldson Co Inc	300		11
Hitachi Construction Machinery Co Ltd	6,400	147		Dover Corp	100		7
Joy Global Inc	6,610	419		FUJIFILM Holdings Corp	1,400		27
Komatsu Ltd	18,400	463		Hexcel Corp (a)	7,100		193
		$1,663		Illinois Tool Works Inc	1,300		80
				Leggett & Platt Inc	3,900		119
Machinery - Diversified - (0.54)%				Nikon Corp	3,300		74
AGCO Corp	9,329	480		Pentair Ltd	6,412		342
Chart Industries Inc (a)	8,789	638
				Polypore International Inc (a)	300		12
Deere & Co	300	26		Siemens AG	719		75
FANUC Corp	1,100	170		Textron Inc	4,782		138
Flowserve Corp	300	48		Trinity Industries Inc	600		26
FLSmidth & Co A/S	3,604	246		Wartsila OYJ Abp	644		30
Gardner Denver Inc	100	7					$1,735
Hexagon AB	15,235	433
IDEX Corp	1,100	56		Office & Business Equipment - (0.09)%
Kubota Corp	9,000	109		Canon Inc	2,400		87
MAN SE	1,528	175		Pitney Bowes Inc	5,400		71
Manitowoc Co Inc/The	11,300	209		Ricoh Co Ltd	31,000		332
Nabtesco Corp	12,821	236					$490
Rockwell Automation Inc	200	18
Roper Industries Inc	1,200	150		Office Furnishings - (0.04)%
		$3,001		Interface Inc	10,810		198
Media - (0.59)%
Cablevision Systems Corp	9,700	136		Oil & Gas - (1.24)%
CBS Corp	4,860	211		Anadarko Petroleum Corp	1,450		115
Discovery Communications Inc - A Shares (a)	2,400	176		Apache Corp	900		67
				Atwood Oceanics Inc (a)	2,300		118
FactSet Research Systems Inc	700	68		Berry Petroleum Co	800		37
Gannett Co Inc	6,100	122		Bill Barrett Corp (a)	5,200		94
Liberty Global Inc - A Shares (a)	1,364	94
Liberty Global Inc - B Shares (a)	48	3		Chesapeake Energy Corp	16,900		341
				Cimarex Energy Co	700		47

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
Cobalt International Energy Inc (a)	3,005	$74		Allergan Inc/United States	2,100		$228
Concho Resources Inc (a)	2,200	198		BioMarin Pharmaceutical Inc (a)	4,600		267
Continental Resources Inc/OK (a)	2,200	194		Bristol-Myers Squibb Co	14,500		536
Denbury Resources Inc (a)	1,300	24		Dainippon Sumitomo Pharma Co Ltd	300		4
Energen Corp	3,272	151		Eisai Co Ltd	1,300		58
Enerplus Corp	4,505	61		Hisamitsu Pharmaceutical Co Inc	1,179		68
EOG Resources Inc	980	123		Jazz Pharmaceuticals PLC (a)	5,064		295
EQT Corp	2,600	164		Johnson & Johnson	700		53
EXCO Resources Inc	3,800	25		Mead Johnson Nutrition Co	4,580		343
Forest Oil Corp (a)	4,000	23		Merck & Co Inc	1,100		47
Gulfport Energy Corp (a)	5,900	242		Mitsubishi Tanabe Pharma Corp	600		9
Helmerich & Payne Inc	6,860	454		Mylan Inc/PA (a)	7,900		234
Hess Corp	5,393	358		Omnicare Inc	2,110		79
HollyFrontier Corp	2,940	165		Onyx Pharmaceuticals Inc (a)	2,900		218
InterOil Corp (a)	700	49		Perrigo Co	2,600		294
JX Holdings Inc	400	2		Salix Pharmaceuticals Ltd (a)	6,000		293
Marathon Oil Corp	4,570	153		Sawai Pharmaceutical Co Ltd	1,200		130
Marathon Petroleum Corp	2,530	210		Stada Arzneimittel AG	10,182		397
Murphy Oil Corp	3,446	210		Takeda Pharmaceutical Co Ltd	1,900		98
Neste Oil OYJ	4,324	65		Theravance Inc (a)	3,113		63
Noble Corp	700	25		Tsumura & Co	4,300		150
Penn West Petroleum Ltd	5,100	50		VCA Antech Inc (a)	8,000		176
Petrominerales Ltd	3,194	26		ViroPharma Inc (a)	1,800		45
Pioneer Natural Resources Co	8,852	1,114					$4,179
QEP Resources Inc	200	6
Quicksilver Resources Inc (a)	21,000	39		Pipelines - (0.02)%
Range Resources Corp	5,800	445		ONEOK Inc	2,100		95
Repsol SA	1,639	35
Rosetta Resources Inc (a)	4,200	204		Publicly Traded Investment Fund - (0.63)%
Rowan Cos PLC (a)	2,900	100		iShares MSCI Emerging Markets Index Fund	78,900		3,409
Seadrill Ltd	2,677	98		SPDR S&P 500 ETF Trust	444		68
Showa Shell Sekiyu KK	4,600	33					$3,477
Southwestern Energy Co (a)	10,300	353
Tesoro Corp	1,370	77		Real Estate - (0.34)%
TonenGeneral Sekiyu KK	5,000	50		CBRE Group Inc (a)	33,150		801
Ultra Petroleum Corp (a)	7,100	121		Forest City Enterprises Inc (a)	19,100		306
Valero Energy Corp	6,149	280		Jones Lang LaSalle Inc	7,695		744
		$6,820					$1,851
Oil & Gas Services - (0.72)%				REITS - (1.35)%
Baker Hughes Inc	7,700	345		American Campus Communities Inc	5,280		239
Cameron International Corp (a)	3,213	204		Annaly Capital Management Inc	422		7
CARBO Ceramics Inc	700	64		Boston Properties Inc	1,276		133
Core Laboratories NV	1,300	178		DDR Corp	36,685		634
Dresser-Rand Group Inc (a)	5,703	352		Digital Realty Trust Inc	10,146		680
Dril-Quip Inc (a)	4,140	341		EastGroup Properties Inc	6,930		393
FMC Technologies Inc (a)	9,570	497		Health Care REIT Inc	15,826		1,015
Fugro NV	4,657	221		Healthcare Realty Trust Inc	9,470		252
Halliburton Co	5,350	222		Home Properties Inc	1,415		88
Lufkin Industries Inc	8,590	556		Host Hotels & Resorts Inc	57,567		960
Saipem SpA	1,250	34		LTC Properties Inc	2,430		94
SBM Offshore NV (a)	5,619	79		Mid-America Apartment Communities Inc	2,911		202
Schlumberger Ltd	2,400	187		National Retail Properties Inc	3,980		137
Subsea 7 SA	13,862	327		Potlatch Corp	10,790		475
Superior Energy Services Inc (a)	13,390	354		Prologis Inc	8,057		314
Weatherford International Ltd/Switzerland (a)	2,800	33		SL Green Realty Corp	10,861		886
		$3,994		Sovran Self Storage Inc	3,980		242
				Tanger Factory Outlet Centers	9,042		319
Packaging & Containers - (0.14)%				Universal Health Realty Income Trust	3,090		176
Owens-Illinois Inc (a)	7,760	198		Weyerhaeuser Co	6,410		188
Packaging Corp of America	100	4					$7,434
Rock Tenn Co	2,260	200
Sealed Air Corp	16,500	367		Retail - (1.91)%
		$769		ABC-Mart Inc	3,698		129
				Abercrombie & Fitch Co	6,990		326
Pharmaceuticals - (0.75)%				Advance Auto Parts Inc	4,070		311
Actavis Inc (a)	1,100	94		AutoNation Inc (a)	600		26

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Retail (continued)				Semiconductors (continued)
Bed Bath & Beyond Inc (a)	3,090	$175		LSI Corp (a)	21,220		$148
BJ's Restaurants Inc (a)	5,600	172		MEMC Electronic Materials Inc (a)	3,600		18
CarMax Inc (a)	26,159	1,005		Microchip Technology Inc	41,251		1,504
Casey's General Stores Inc	500	29		Micron Technology Inc (a)	7,532		63
Cash America International Inc	6,300	319		Qualcomm Inc	8,200		538
Cheesecake Factory Inc/The	1,700	59		Rambus Inc (a)	8,000		45
Children's Place Retail Stores Inc/The (a)	2,500	114		Rovi Corp (a)	6,500		116
Chipotle Mexican Grill Inc (a)	3,250	1,030		Semtech Corp (a)	6,360		194
Cie Financiere Richemont SA	513	41		Shinko Electric Industries Co Ltd	11,968		97
Darden Restaurants Inc	1,300	60		Silicon Laboratories Inc (a)	300		13
Dick's Sporting Goods Inc	4,147	207		Skyworks Solutions Inc (a)	5,300		113
Don Quijote Co Ltd	2,700	107		Texas Instruments Inc	5,200		179
Family Dollar Stores Inc	1,100	63		Tokyo Electron Ltd	400		18
Fast Retailing Co Ltd	400	110		Xilinx Inc	26,466		986
Hennes & Mauritz AB	461	16					$9,400
Jack in the Box Inc (a)	12,852	407
JC Penney Co Inc	10,200	179		Software - (0.85)%
Kohl's Corp	3,600	166		Activision Blizzard Inc	7,100		102
				Adobe Systems Inc (a)	2,700		106
K's Holdings Corp	2,692	69
Lawson Inc	1,200	89		Amadeus IT Holding SA	2,235		57
				ANSYS Inc (a)	3,687		280
Ltd Brands Inc	4,700	214		athenahealth Inc (a)	1,100		103
Lululemon Athletica Inc (a)	6,300	422
				Autodesk Inc (a)	3,160		116
Marui Group Co Ltd	1,700	14
McDonald's Corp	1,400	134		Capcom Co Ltd	1,400		21
				Cerner Corp (a)	1,200		105
Men's Wearhouse Inc	3,600	101		Check Point Software Technologies Ltd (a)	3,700		194
MSC Industrial Direct Co Inc	1,700	145		Citrix Systems Inc (a)	100		7
Nitori Holdings Co Ltd	3,850	287		Concur Technologies Inc (a)	6,237		438
Nordstrom Inc	7,000	380
Nu Skin Enterprises Inc	4,500	185		Dun & Bradstreet Corp/The	1,926		155
				Electronic Arts Inc (a)	16,881		296
Penske Automotive Group Inc	4,700	140		Informatica Corp (a)	11,660		408
PVH Corp	2,890	352
Saks Inc (a)	100	1		Microsoft Corp	2,200		61
				MSCI Inc (a)	22,140		734
Salvatore Ferragamo Italia SpA	1,911	53
Signet Jewelers Ltd	2,480	152		Nomura Research Institute Ltd	2,600		59
				Nuance Communications Inc (a)	18,900		348
Staples Inc	47,520	626		PTC Inc (a)	1,500		35
Starbucks Corp	1,930	106
Swatch Group AG/The - BR	62	35		Quality Systems Inc	1,500		28
				Red Hat Inc (a)	600		31
Target Corp	1,000	63		Salesforce.com Inc (a)	4,039		683
Tiffany & Co	8,500	571
Urban Outfitters Inc (a)	12,420	504		Solera Holdings Inc	3,410		192
				Take-Two Interactive Software Inc (a)	7,800		114
Walgreen Co	10,590	434
Wendy's Co/The	9,500	54					$4,673
World Fuel Services Corp	400	15		Telecommunications - (0.81)%
Yamada Denki Co Ltd	9,000	327		Acme Packet Inc (a)	7,434		217
Yum! Brands Inc	100	7		ADTRAN Inc	15,900		355
		$10,531		Aruba Networks Inc (a)	13,300		331
Semiconductors - (1.72)%				CenturyLink Inc	2,200		76
				Ciena Corp (a)	7,701		117
Advanced Micro Devices Inc (a)	205,200	511
Aixtron SE NA	5,185	69		Corning Inc	11,480		144
				Crown Castle International Corp (a)	2,400		168
Altera Corp	5,200	184
ASML Holding NV	1,862	132		Deutsche Telekom AG	12,779		137
ASML Holding NV - NY Reg Shares	8,421	598		Elisa OYJ	4,089		86
				Finisar Corp (a)	33,000		484
Atmel Corp (a)	38,200	260
Broadcom Corp	3,868	132		Harris Corp	3,100		149
Cavium Inc (a)	11,600	428		InterDigital Inc/PA	2,900		129
Cree Inc (a)	14,990	678		IPG Photonics Corp	3,600		214
				Juniper Networks Inc (a)	15,700		325
Cypress Semiconductor Corp	1,900	20
Dialog Semiconductor PLC (a)	16,487	304		Koninklijke KPN NV	25,773		87
				Leap Wireless International Inc (a)	17,700		95
DSP Group Inc (a)	332	2
				NeuStar Inc (a)	900		40
Fairchild Semiconductor International Inc (a)	400	6
				NII Holdings Inc (a)	48,200		232
Hittite Microwave Corp (a)	7,328	475
Infineon Technologies AG	69,340	592		Nokia OYJ	19,346		70
Intel Corp	5,994	125		Plantronics Inc	800		32
				RF Micro Devices Inc (a)	16,600		77
Intersil Corp	3,600	31		SBA Communications Corp (a)	200		14
KLA-Tencor Corp	2,320	127
Lam Research Corp (a)	16,410	694		Swisscom AG	50		23

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	(a) Non-Income Producing Security
Telecommunications (continued)
Telefonica SA	12,580	$164
Virgin Media Inc	9,423	437
Windstream Corp	26,252	226
		$4,429
Textiles - (0.06)%
Mohawk Industries Inc (a)	2,987	317
Toys, Games & Hobbies - (0.02)%
Nintendo Co Ltd	500	48
Sanrio Co Ltd	1,300	51
		$99
Transportation - (0.51)%
Bristow Group Inc	1,910	111
Cargotec Oyj	3,464	106
CH Robinson Worldwide Inc	3,400	194
Era Group Inc (a)	2,530	51
Expeditors International of Washington Inc	900	35
FedEx Corp	7,190	758
Genesee & Wyoming Inc (a)	1,000	90
JB Hunt Transport Services Inc	900	63
Kansas City Southern	2,898	298
Kawasaki Kisen Kaisha Ltd	18,582	42
Keikyu Corp	4,000	35
Kirby Corp (a)	5,500	418
Knight Transportation Inc	15,580	244
Koninklijke Vopak NV	81	6
Kuehne + Nagel International AG	1,205	138
Mitsui OSK Lines Ltd	39,000	136
Nippon Yusen KK	3,000	8
PostNL NV (a)	9,086	22
Yamato Holdings Co Ltd	2,400	40
		$2,795
Trucking & Leasing - (0.03)%
GATX Corp	2,800	140

TOTAL COMMON STOCKS (proceeds $151,240)		$171,405
PREFERRED STOCKS - (0.08)%	Shares	Value(000	's)

Automobile Manufacturers - (0.08)%
Volkswagen AG	1,990	433

TOTAL PREFERRED STOCKS (proceeds $403)		$433
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (6.27)%	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) - (5.80)%
3.50%, 3/1/2027	$11,000	$11,660
3.50%, 3/1/2042	11,000	11,633
4.00%, 3/1/2041	1,000	1,066
4.50%, 3/1/2042	6,000	6,458
5.00%, 3/1/2042	1,000	1,083
		$31,900
Government National Mortgage Association (GNMA) -
(0.39)%
3.50%, 3/1/2042	2,000	2,155
U.S. Treasury - (0.08)%
1.63%, 11/15/2022	300	294
4.63%, 2/15/2040	100	131
		$425
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$34,480
OBLIGATIONS (proceeds $34,376)

See accompanying notes.

Schedule of Investments
Global Opportunities Fund
February 28, 2013 (unaudited)

COMMON STOCKS - 95.10%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 3.51%				Gas - 0.71%
Altria Group Inc	28,341	$951		Perusahaan Gas Negara Persero Tbk PT	1,442,500		$716
Japan Tobacco Inc	25,600	808
Philip Morris International Inc	19,421	1,782		Healthcare - Services - 1.64%
		$3,541		UnitedHealth Group Inc	31,066		1,660
Automobile Manufacturers - 2.82%
Toyota Motor Corp	35,200	1,808		Home Builders - 1.55%
UMW Holdings Bhd	250,300	1,036		Barratt Developments PLC (a)	213,475		775
		$2,844		Daiwa House Industry Co Ltd	43,000		790
Banks - 12.21%							$1,565
Aozora Bank Ltd	219,014	663		Insurance - 3.60%
Credicorp Ltd	4,441	666		Allstate Corp/The	20,911		962
Fifth Third Bancorp	68,003	1,077		Berkshire Hathaway Inc - Class B (a)	9,942		1,016
JP Morgan Chase & Co	26,916	1,317		Lancashire Holdings Ltd	51,450		709
Kasikornbank PCL	89,400	655		Sampo	25,849		953
Mizuho Financial Group Inc	647,500	1,424					$3,640
Royal Bank of Canada	11,200	695
Shinsei Bank Ltd	310,000	682		Internet - 2.60%
Standard Chartered PLC	37,927	1,030		Google Inc (a)	1,516		1,215
Sumitomo Mitsui Financial Group Inc	49,600	1,980		IAC/InterActiveCorp	34,650		1,412
US Bancorp	33,975	1,154					$2,627
Wells Fargo & Co	28,247	991
		$12,334		Machinery - Diversified - 1.01%
				Mitsubishi Heavy Industries Ltd	184,000		1,020
Beverages - 0.76%
Anheuser-Busch InBev NV	8,215	770		Media - 2.36%
				Comcast Corp - Class A	59,903		2,384
Biotechnology - 2.05%
Amgen Inc	13,747	1,257
Gilead Sciences Inc (a)	19,024	812		Mining - 0.88%
		$2,069		Rio Tinto Ltd	13,115		893
Building Materials - 0.54%				Miscellaneous Manufacturing - 1.13%
China National Building Material Co Ltd	358,000	545		Siemens AG	10,977		1,139
Chemicals - 3.10%				Oil & Gas - 6.07%
Agrium Inc	5,100	528		Chevron Corp	12,984		1,521
BASF SE	14,431	1,355		Eni SpA	83,483		1,900
CF Industries Holdings Inc	2,992	601		Marathon Oil Corp	33,163		1,111
LyondellBasell Industries NV	10,961	643		PTT PCL (b)	83,000		976
		$3,127		Statoil ASA	25,082		623
Computers - 8.25%							$6,131
Accenture PLC - Class A	22,392	1,665		Pharmaceuticals - 12.48%
Apple Inc	3,008	1,328		AmerisourceBergen Corp	38,909		1,837
EMC Corp/MA (a)	76,522	1,761
				Cardinal Health Inc	20,833		963
Ingenico	10,211	617		Dr Reddy's Laboratories Ltd ADR	27,022		881
International Business Machines Corp	6,907	1,387		Express Scripts Holding Co (a)	17,324		986
SCSK Corp	32,600	631		McKesson Corp	14,185		1,505
Synopsys Inc (a)	27,062	948
				Novo Nordisk A/S	10,852		1,897
		$8,337		Omnicare Inc	23,633		881
Diversified Financial Services - 1.17%				Roche Holding AG	8,779		2,009
Discover Financial Services	13,990	539		Shire PLC	52,878		1,654
ORIX Corp	5,740	640					$12,613
		$1,179		Private Equity - 1.09%
Electric - 2.86%				American Capital Ltd (a)	78,862		1,102
Datang International Power Generation Co Ltd	2,264,000	982
DTE Energy Co	13,502	902		Real Estate - 2.05%
Huaneng Power International Inc	980,000	1,008		Brookfield Asset Management Inc	31,000		1,176
		$2,892		Mitsui Fudosan Co Ltd	35,000		890
Electronics - 1.09%							$2,066
Tyco International Ltd	34,474	1,103		REITS - 1.12%
				American Tower Corp	14,572		1,131
Food - 0.72%
Toyo Suisan Kaisha Ltd	25,000	732		Retail - 6.98%
				Costco Wholesale Corp	11,777		1,193
				CVS Caremark Corp	19,085		976
				Lowe's Cos Inc	48,005		1,831

See accompanying notes.

Schedule of Investments Global Opportunities Fund February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)
Walgreen Co	26,259	$1,075
Wal-Mart Stores Inc	27,919	1,976
		$7,051

Semiconductors - 1.28%
Samsung Electronics Co Ltd	1,818	1,289

Software - 1.74%
Oracle Corp	51,302	1,758

Telecommunications - 4.96%
Cisco Systems Inc	87,413	1,822
KT Corp ADR	63,330	1,025
TDC A/S	145,710	1,096
Telekomunikasi Indonesia Persero Tbk PT	855,500	952
Telekomunikasi Indonesia Persero Tbk PT	2,669	119
ADR
		$5,014

Transportation - 1.74%
United Parcel Service Inc	21,255	1,757

Water - 1.03%
Guangdong Investment Ltd	1,212,000	1,042

TOTAL COMMON STOCKS		$96,071
Total Investments		$96,071
Other Assets in Excess of Liabilities, Net - 4.90%		$4,955
TOTAL NET ASSETS - 100.00%		$101,026

(a) Non-Income Producing Security
(b)		Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $976 or 0.97% of net assets.

Portfolio Summary (unaudited)
Country		Percent
United States		48 .37%
Japan		11.94%
Ireland		3 .29%
Switzerland		3.08%
Denmark		2 .97%
China		2 .51%
United Kingdom		2.49%
Germany		2.47%
Canada		2 .38%
Korea, Republic Of		2 .29%
Italy		1 .88%
Indonesia		1 .77%
Thailand		1 .62%
Hong Kong		1 .03%
Malaysia		1 .03%
Finland		0.94%
Australia		0.88%
India		0 .87%
Belgium		0.76%
Peru		0.66%
Netherlands		0 .64%
Norway		0.62%
France		0 .61%
Other Assets in Excess of Liabilities, Net		4 .90%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2013 (unaudited)

COMMON STOCKS - 98.52%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.35%				Automobile Parts & Equipment (continued)
Dentsu Inc	14,000	$436		Bridgestone Corp	50,300		$1,544
Hakuhodo DY Holdings Inc	1,800	137		Cie Generale des Etablissements Michelin	14,073		1,253
JCDecaux SA	5,147	139		Continental AG	8,506		996
Publicis Groupe SA	13,700	904		Denso Corp	37,600		1,579
WPP PLC	97,668	1,556		GKN PLC	125,947		519
		$3,172		JTEKT Corp	17,200		171
				Koito Manufacturing Co Ltd	7,000		114
Aerospace & Defense - 0.83%				NGK Insulators Ltd	21,000		226
BAE Systems PLC	251,242	1,350		NGK Spark Plug Co Ltd	14,000		213
Cobham PLC	83,398	292		NHK Spring Co Ltd	12,300		107
European Aeronautic Defence and Space Co	31,970	1,630		NOK Corp	8,000		110
NV				Nokian Renkaat OYJ	8,667		393
Finmeccanica SpA (a)	31,293	153
				Pirelli & C. SpA	18,393		213
Meggitt PLC	60,491	416		Stanley Electric Co Ltd	11,100		193
Rolls-Royce Holdings PLC (a),(b)	144,767	2,252
				Sumitomo Electric Industries Ltd	58,300		679
Safran SA	17,735	811		Sumitomo Rubber Industries Ltd	13,200		206
Thales SA	7,040	247		Toyoda Gosei Co Ltd	5,000		115
Zodiac Aerospace	2,639	296		Toyota Boshoku Corp	5,100		70
		$7,447		Toyota Industries Corp	12,600		450
Agriculture - 1.52%							$9,687
British American Tobacco PLC	150,267	7,817		Banks - 14.18%
Golden Agri-Resources Ltd	546,000	286		Aozora Bank Ltd	83,000		251
Imperial Tobacco Group PLC	76,680	2,776		Australia & New Zealand Banking Group Ltd	210,008		6,142
Japan Tobacco Inc	69,600	2,197		Banca Monte dei Paschi di Siena SpA (a)	496,783		136
Swedish Match AB	15,928	521		Banco Bilbao Vizcaya Argentaria SA	421,317		4,081
		$13,597		Banco de Sabadell SA	217,053		471
Airlines - 0.19%				Banco Espirito Santo SA (a)	155,337		186
All Nippon Airways Co Ltd	90,000	184		Banco Popolare SC (a)	136,375		228
Cathay Pacific Airways Ltd	91,000	170		Banco Popular Espanol SA	411,600		356
Deutsche Lufthansa AG	17,704	356		Banco Santander SA	798,056		6,043
International Consolidated Airlines Group SA	71,731	259		Bank Hapoalim BM (a)	81,607		361
(a)				Bank Leumi Le-Israel BM (a)	96,847		344
Japan Airlines Co Ltd	4,600	218		Bank of East Asia Ltd	94,800		386
Qantas Airways Ltd (a)	85,821	144		Bank of Kyoto Ltd/The	25,000		218
Singapore Airlines Ltd	42,000	369		Bank of Yokohama Ltd/The	94,000		483
				Bankia SA (a)	77,089		33
		$1,700
				Banque Cantonale Vaudoise	233		133
Apparel - 0.76%				Barclays PLC	898,949		4,171
Adidas AG	16,177	1,470		Bendigo and Adelaide Bank Ltd	30,672		310
Asics Corp	11,600	182		BNP Paribas SA	77,553		4,338
Burberry Group PLC	34,146	711		BOC Hong Kong Holdings Ltd	286,000		963
Christian Dior SA	4,215	702		CaixaBank	63,216		259
Hugo Boss AG	1,905	220		Chiba Bank Ltd/The	58,000		370
LVMH Moet Hennessy Louis Vuitton SA	19,649	3,372		Chugoku Bank Ltd/The	14,000		205
Yue Yuen Industrial Holdings Ltd	57,500	194		Commerzbank AG (a)	292,988		538
		$6,851		Commonwealth Bank of Australia	123,109		8,439
				Credit Agricole SA (a)	77,261		721
Automobile Manufacturers - 3.61%				Credit Suisse Group AG (a)	96,968		2,585
Bayerische Motoren Werke AG	25,601	2,354		Danske Bank A/S (a)	50,693		943
Daihatsu Motor Co Ltd	15,000	305
Daimler AG	70,141	4,167		DBS Group Holdings Ltd	141,000		1,715
Fiat Industrial SpA	66,172	802		Deutsche Bank AG	71,871		3,281
Fiat SpA (a)	67,679	361		DNB ASA	75,565		1,123
Fuji Heavy Industries Ltd	45,000	674		Erste Group Bank AG	16,780		539
Hino Motors Ltd	20,000	211		Fukuoka Financial Group Inc	60,000		273
Honda Motor Co Ltd	126,100	4,716		Gunma Bank Ltd/The	30,000		163
Isuzu Motors Ltd	92,000	565		Hachijuni Bank Ltd/The	32,000		171
Mazda Motor Corp (a)	209,000	630		Hang Seng Bank Ltd	59,100		954
Mitsubishi Motors Corp (a)	300,000	330		Hiroshima Bank Ltd/The	39,000		164
Nissan Motor Co Ltd	192,300	1,948		HSBC Holdings PLC	1,415,852		15,682
Peugeot SA (a)	17,834	134		Intesa Sanpaolo SpA	779,085		1,254
Renault SA	14,863	939		Intesa Sanpaolo SpA - RSP	72,102		99
Scania AB	24,743	513		Iyo Bank Ltd/The	20,000		170
Suzuki Motor Corp	28,200	674		Joyo Bank Ltd/The	50,000		250
Toyota Motor Corp	213,300	10,955		KBC Groep NV	18,269		675
				Lloyds Banking Group PLC (a)	3,263,435		2,683
Volkswagen AG	2,282	469
Volvo AB - B Shares	107,870	1,613		Mediobanca SpA	39,951		242
				Mitsubishi UFJ Financial Group Inc	985,300		5,461
		$32,360		Mizrahi Tefahot Bank Ltd (a)	9,589		101
Automobile Parts & Equipment - 1.08%				Mizuho Financial Group Inc	1,766,900		3,886
Aisin Seiki Co Ltd	14,800	536		National Australia Bank Ltd	175,765		5,409

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Chemicals - 3.36%
Natixis	71,590	$296		Air Liquide SA	24,121		$2,927
Nishi-Nippon City Bank Ltd/The	52,000	136		Air Water Inc	12,000		162
Nordea Bank AB	203,548	2,348		Akzo Nobel NV	18,421		1,173
Oversea-Chinese Banking Corp Ltd	200,000	1,627		Arkema SA	4,825		489
Pohjola Bank PLC	10,714	169		Asahi Kasei Corp	98,000		579
Raiffeisen Bank International AG	3,779	142		BASF SE	71,019		6,670
Resona Holdings Inc	145,800	668		Brenntag AG	3,982		567
Royal Bank of Scotland Group PLC (a)	162,844	798		Croda International PLC	10,462		410
Seven Bank Ltd	41,400	109		Daicel Corp	23,000		177
Shinsei Bank Ltd	117,000	257		Denki Kagaku Kogyo KK	35,000		133
Shizuoka Bank Ltd/The	41,000	407		EMS-Chemie Holding AG	633		178
Skandinaviska Enskilda Banken AB	109,064	1,133		Givaudan SA (a)	643		766
Societe Generale SA	54,299	2,070		Hitachi Chemical Co Ltd	8,100		111
Standard Chartered PLC	184,996	5,022		Incitec Pivot Ltd	125,937		414
Sumitomo Mitsui Financial Group Inc	103,900	4,147		Israel Chemicals Ltd	34,433		444
Sumitomo Mitsui Trust Holdings Inc	240,440	933		Johnson Matthey PLC	15,846		551
Suruga Bank Ltd	14,000	206		JSR Corp	13,800		281
Svenska Handelsbanken AB	38,337	1,662		K+S AG	13,320		625
Swedbank AB	61,952	1,486		Kaneka Corp	22,000		122
UBS AG	281,562	4,449		Kansai Paint Co Ltd	17,000		180
UniCredit SpA (a)	313,231	1,580		Koninklijke DSM NV	11,924		696
Unione di Banche Italiane SCPA	66,239	301		Kuraray Co Ltd	26,600		362
United Overseas Bank Ltd	98,000	1,505		Lanxess AG	6,433		543
Westpac Banking Corp	238,159	7,471		Linde AG	14,305		2,589
Wing Hang Bank Ltd	14,000	155		Lonza Group AG (a)	4,092		255
Yamaguchi Financial Group Inc	16,000	149		Mitsubishi Chemical Holdings Corp	105,000		492
		$127,215		Mitsubishi Gas Chemical Co Inc	30,000		212
				Mitsui Chemicals Inc	67,000		159
Beverages - 2.68%				Nitto Denko Corp	12,800		751
Anheuser-Busch InBev NV	62,102	5,820		Shin-Etsu Chemical Co Ltd	31,700		1,949
Asahi Group Holdings Ltd	29,900	755		Showa Denko KK	110,000		171
Carlsberg A/S	8,271	850		Solvay SA	4,584		653
Coca Cola Hellenic Bottling Co SA (a)	15,588	425
				Sumitomo Chemical Co Ltd	115,000		339
Coca-Cola Amatil Ltd	44,150	653		Syngenta AG	7,201		3,056
Coca-Cola West Co Ltd	4,700	80		Taiyo Nippon Sanso Corp	19,000		133
DE Master Blenders 1753 NV (a)	45,996	554
				Ube Industries Ltd/Japan	78,000		165
Diageo PLC	193,797	5,811		Yara International ASA	14,457		689
Heineken Holding NV	7,795	488					$30,173
Heineken NV	17,815	1,328
Kirin Holdings Co Ltd	67,000	973		Coal - 0.01%
Pernod-Ricard SA	16,412	2,126		Whitehaven Coal Ltd	35,254		100
Remy Cointreau SA	1,727	218
SABMiller PLC	73,974	3,670
Treasury Wine Estates Ltd	50,045	270		Commercial Services - 1.48%
				Abertis Infraestructuras SA	28,351		497
		$24,021		Adecco SA	10,244		581
Biotechnology - 0.34%				Aggreko PLC	20,748		532
CSL Ltd	39,092	2,396		Atlantia SpA	25,587		442
Novozymes A/S	18,877	658		Babcock International Group PLC	27,857		453
		$3,054		Benesse Holdings Inc	5,100		212
				Brambles Ltd	120,252		1,073
Building Materials - 1.13%				Bunzl PLC	25,632		489
Asahi Glass Co Ltd	78,000	529		Bureau Veritas SA	4,273		550
Boral Ltd	58,654	309		Capita PLC	50,568		630
Cie de St-Gobain	30,797	1,224		Dai Nippon Printing Co Ltd	43,000		378
CRH PLC	55,846	1,214		Edenred	13,100		453
Daikin Industries Ltd	18,100	672		Experian PLC	78,064		1,291
Fletcher Building Ltd	52,801	399		G4S PLC	109,076		480
Geberit AG	2,852	688		Intertek Group PLC	12,432		628
HeidelbergCement AG	10,873	747		Park24 Co Ltd	7,600		139
Holcim Ltd (a)	17,704	1,425
				Randstad Holding NV	9,314		395
Imerys SA	2,608	175		Secom Co Ltd	16,200		832
James Hardie Industries PLC	33,902	339		Securitas AB	24,211		225
Lafarge SA	14,437	969		Serco Group PLC	38,537		333
LIXIL Group Corp	20,600	422		SGS SA	423		1,073
Rinnai Corp	2,500	179		Sodexo	7,290		674
Sika AG	166	411		Toppan Printing Co Ltd	43,000		289
Taiheiyo Cement Corp	86,000	212		Transurban Group	101,717		638
TOTO Ltd	22,000	199					$13,287
		$10,113
				Computers - 0.37%
				AtoS	4,252		315

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
Cap Gemini SA	11,442	$561		Electricite de France SA	18,585		$351
Computershare Ltd	34,372	357		Enel SpA	508,961		1,837
Fujitsu Ltd	144,000	661		Fortum OYJ	34,345		654
Gemalto NV	6,125	557		GDF Suez	98,746		1,864
Itochu Techno-Solutions Corp	1,900	83		Hokkaido Electric Power Co Inc	14,100		125
NTT Data Corp	98	311		Hokuriku Electric Power Co	13,000		149
Otsuka Corp	1,200	122		Iberdrola SA	308,537		1,522
TDK Corp	9,500	327		Kansai Electric Power Co Inc/The	58,100		502
		$3,294		Kyushu Electric Power Co Inc	33,000		317
				Origin Energy Ltd	84,289		1,044
Consumer Products - 0.51%				Power Assets Holdings Ltd	107,500		957
Henkel AG & Co KGaA	10,044	742		Red Electrica Corp SA	8,367		463
Husqvarna AB	31,216	192		RWE AG	37,840		1,387
Reckitt Benckiser Group PLC	50,323	3,375		Shikoku Electric Power Co Inc	12,900		158
Societe BIC SA	2,213	258		SP AusNet	129,113		157
		$4,567		SSE PLC	73,048		1,600
Cosmetics & Personal Care - 0.63%				Terna Rete Elettrica Nazionale SpA	101,021		422
Beiersdorf AG	7,794	678		Tohoku Electric Power Co Inc	35,000		271
Kao Corp	40,700	1,303		Tokyo Electric Power Co Inc (a)	111,800		253
L'Oreal SA	18,650	2,782		Verbund AG	5,265		109
Shiseido Co Ltd	27,800	369					$20,033
Unicharm Corp	8,800	510		Electrical Components & Equipment - 0.97%
		$5,642		Brother Industries Ltd	18,200		190
Distribution & Wholesale - 1.12%				Casio Computer Co Ltd	17,300		137
Hitachi High-Technologies Corp	4,800	99		Furukawa Electric Co Ltd	49,000		111
ITOCHU Corp	116,400	1,343		GS Yuasa Corp	27,000		117
Jardine Cycle & Carriage Ltd	8,000	333		Hitachi Ltd	359,000		2,012
Li & Fung Ltd	452,000	604		Legrand SA	18,329		840
Marubeni Corp	128,000	934		Mabuchi Motor Co Ltd	1,800		88
Mitsubishi Corp	108,700	2,153		Mitsubishi Electric Corp	149,000		1,212
Mitsui & Co Ltd	134,400	1,990		Nidec Corp	8,400		494
Sojitz Corp	96,800	148		Prysmian SpA	15,751		342
Sumitomo Corp	87,000	1,062		Schneider Electric SA	40,637		3,113
Toyota Tsusho Corp	16,400	418		Ushio Inc	8,100		89
Wolseley PLC	21,176	995					$8,745
		$10,079		Electronics - 1.08%
Diversified Financial Services - 1.35%				Advantest Corp	11,600		167
Aberdeen Asset Management PLC	66,654	434		Hamamatsu Photonics KK	5,500		218
Acom Co Ltd (a)	3,090	76		Hirose Electric Co Ltd	2,300		278
Aeon Credit Service Co Ltd	5,000	116		Hoya Corp	33,600		643
ASX Ltd	13,542	504		Ibiden Co Ltd	9,300		146
Credit Saison Co Ltd	12,200	260		Keyence Corp	3,540		997
Daiwa Securities Group Inc	129,000	797		Koninklijke Philips Electronics NV	80,376		2,271
Deutsche Boerse AG	14,923	923		Kyocera Corp	11,800		1,026
Hargreaves Lansdown PLC	18,338	241		Murata Manufacturing Co Ltd	15,700		1,011
Hong Kong Exchanges and Clearing Ltd	84,500	1,517		NEC Corp	201,000		497
ICAP PLC	42,456	214		Nippon Electric Glass Co Ltd	29,000		142
Investec PLC	42,116	305		Omron Corp	15,700		380
Julius Baer Group Ltd (a)	16,756	632		Rexel SA	8,399		194
London Stock Exchange Group PLC	13,626	275		Toshiba Corp	311,000		1,431
Macquarie Group Ltd	24,978	960		Yaskawa Electric Corp	17,000		153
Mitsubishi UFJ Lease & Finance Co Ltd	4,500	208		Yokogawa Electric Corp	15,600		157
Nomura Holdings Inc	280,800	1,611					$9,711
Old Mutual PLC	377,889	1,157		Energy - Alternate Sources - 0.03%
ORIX Corp	8,100	902		Enel Green Power SpA	135,314		250
Partners Group Holding AG	1,342	310
Schroders PLC	8,738	263
Singapore Exchange Ltd	66,000	404		Engineering & Construction - 1.33%
		$12,109		ABB Ltd (a)	170,032		3,868
				Acciona SA	1,992		122
Electric - 2.23%				ACS Actividades de Construccion y Servicios	10,949		260
AGL Energy Ltd	42,207	686		SA
Chubu Electric Power Co Inc	49,800	624		Aeroports de Paris	2,296		194
Chugoku Electric Power Co Inc/The	23,000	289		Aker Solutions ASA	12,712		249
CLP Holdings Ltd	136,500	1,173		Auckland International Airport Ltd	71,584		168
Contact Energy Ltd (a)	28,470	127
				Balfour Beatty PLC	53,220		230
E.ON SE	139,249	2,320		Bouygues SA	14,608		412
EDP - Energias de Portugal SA	147,573	441		Cheung Kong Infrastructure Holdings Ltd	39,000		256
Electric Power Development Co Ltd	9,000	231		Chiyoda Corp	12,000		150

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Food (continued)
Ferrovial SA	31,194	$488		Yakult Honsha Co Ltd	7,500		$279
Fraport AG Frankfurt Airport Services	2,851	169		Yamazaki Baking Co Ltd	9,000		114
Worldwide							$48,769
Hochtief AG	2,382	160
JGC Corp	16,000	442		Food Service - 0.19%
Kajima Corp	65,000	192		Compass Group PLC	143,922		1,744
Kinden Corp	10,000	66
Koninklijke Boskalis Westminster NV	5,879	251		Forest Products & Paper - 0.25%
Leighton Holdings Ltd	11,729	281		Nippon Paper Group Inc	7,600		132
Obayashi Corp	50,000	258		Oji Holdings Corp	62,000		236
SembCorp Industries Ltd	76,000	324		Stora Enso OYJ	42,616		285
Shimizu Corp	46,000	148		Svenska Cellulosa AB	44,769		1,092
Singapore Technologies Engineering Ltd	119,000	407		UPM-Kymmene OYJ	40,657		474
Skanska AB	29,379	520					$2,219
Taisei Corp	79,000	233
Vinci SA	35,591	1,641		Gas - 1.06%
WorleyParsons Ltd	15,915	431		Centrica PLC	401,814		2,143
		$11,920		Enagas SA	14,768		353
				Gas Natural SDG SA	27,081		536
Entertainment - 0.24%				Hong Kong & China Gas Co Ltd	403,647		1,126
Genting Singapore PLC	472,000	599		National Grid PLC	281,295		3,108
OPAP SA	17,266	147		Osaka Gas Co Ltd	145,000		563
Oriental Land Co Ltd/Japan	3,900	576		Snam SpA	130,738		619
Sankyo Co Ltd	3,800	160		Toho Gas Co Ltd	32,000		176
Tabcorp Holdings Ltd	56,454	183		Tokyo Gas Co Ltd	189,000		913
Tatts Group Ltd	105,384	343					$9,537
Toho Co Ltd/Tokyo	8,800	169
		$2,177		Hand & Machine Tools - 0.39%
				Fuji Electric Co Ltd	43,000		123
Environmental Control - 0.02%				Makita Corp	8,700		394
Kurita Water Industries Ltd	8,700	174		Sandvik AB	77,593		1,256
				Schindler Holding AG - PC	3,759		581
Food - 5.44%				Schindler Holding AG - REG	1,665		250
Ajinomoto Co Inc	50,000	663		SMC Corp/Japan	4,200		728
Aryzta AG (a)	6,744	387		THK Co Ltd	9,300		173
Associated British Foods PLC	27,546	773					$3,505
Barry Callebaut AG (a)	140	136		Healthcare - Products - 0.86%
Calbee Inc	1,300	111		Cie Generale d'Optique Essilor International	15,651		1,611
Carrefour SA	46,612	1,268		SA
Casino Guichard Perrachon SA	4,356	437		Cochlear Ltd	4,405		319
Colruyt SA	5,864	289		Coloplast A/S	8,803		459
Danone SA	44,758	3,101		Elekta AB	28,498		427
Delhaize Group SA	7,879	380		Fresenius SE & Co KGaA	9,624		1,181
Distribuidora Internacional de Alimentacion	47,275	369		Getinge AB	15,476		466
SA				Luxottica Group SpA	12,730		594
First Pacific Co Ltd/Hong Kong	162,000	214		QIAGEN NV (a)	18,242		387
J Sainsbury PLC	94,889	497		Shimadzu Corp	18,000		114
Jeronimo Martins SGPS SA	17,030	340		Smith & Nephew PLC	69,528		745
Kerry Group PLC	11,543	647		Sonova Holding AG (a)	3,799		454
Kesko OYJ	4,915	153		Sysmex Corp	5,600		293
Kikkoman Corp	13,000	202		Terumo Corp	11,700		513
Koninklijke Ahold NV	77,936	1,118		William Demant Holding A/S (a)	2,030		162
Lindt & Spruengli AG (a)	8	341
Lindt & Spruengli AG - PC (a)	68	245					$7,725
MEIJI Holdings Co Ltd	4,700	202		Healthcare - Services - 0.23%
Metcash Ltd	68,098	283		Fresenius Medical Care AG & Co KGaA	16,346		1,120
Metro AG	10,024	309		Miraca Holdings Inc	4,300		208
Nestle SA	249,348	17,407		Ramsay Health Care Ltd	10,156		333
Nippon Meat Packers Inc	13,000	203		Sonic Healthcare Ltd	28,832		396
Nisshin Seifun Group Inc	14,500	190					$2,057
Nissin Foods Holdings Co Ltd	4,500	179		Holding Companies - Diversified - 0.73%
Olam International Ltd	123,000	164		Exor SpA	4,957		138
Suedzucker AG	6,309	276		GEA Group AG	13,502		480
Tate & Lyle PLC	36,040	444		Groupe Bruxelles Lambert SA	6,238		498
Tesco PLC	621,759	3,481		Hutchison Whampoa Ltd	165,000		1,775
Toyo Suisan Kaisha Ltd	7,000	205		Industrivarden AB	9,104		162
Unilever NV - CVA	125,957	4,885		Keppel Corp Ltd	111,200		1,042
Unilever PLC	99,240	3,952		Noble Group Ltd	300,000		286
Wilmar International Ltd	149,000	426		NWS Holdings Ltd	111,500		212
WM Morrison Supermarkets PLC	177,761	699		Swire Pacific Ltd	52,500		677
Woolworths Ltd	95,287	3,400

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Holding Companies - Diversified (continued)				Investment Companies - 0.23%
Wendel SA	2,540	$279		Delek Group Ltd	352		$93
Wharf Holdings Ltd	117,000	1,022		Eurazeo	2,297		125
		$6,571		Investment AB Kinnevik	15,912		362
				Investor AB	35,219		1,029
Home Builders - 0.17%				Israel Corp Ltd/The	179		128
Daiwa House Industry Co Ltd	39,000	717		Pargesa Holding SA	2,090		149
Sekisui Chemical Co Ltd	33,000	320		Ratos AB	14,815		152
Sekisui House Ltd	42,000	486					$2,038
		$1,523
				Iron & Steel - 0.67%
Home Furnishings - 0.34%				ArcelorMittal	77,263		1,157
Electrolux AB	18,601	474		Daido Steel Co Ltd	22,000		117
Matsushita Electric Industrial Co Ltd	170,700	1,228		Evraz PLC	25,902		107
Sharp Corp/Japan	77,000	244		Fortescue Metals Group Ltd	108,344		518
Sony Corp	77,700	1,133		Hitachi Metals Ltd	13,000		122
		$3,079		Japan Steel Works Ltd/The	24,000		140
Insurance - 4.92%				JFE Holdings Inc	38,000		814
Admiral Group PLC	15,734	298		Kobe Steel Ltd	193,000		260
Aegon NV	135,203	805		Nippon Steel & Sumitomo Metal Corp	587,775		1,591
Ageas	17,859	607		Salzgitter AG	3,020		143
AIA Group Ltd	838,200	3,625		ThyssenKrupp AG (a)	29,836		670
Allianz SE	35,205	4,800		Voestalpine AG	8,496		286
AMP Ltd	223,843	1,249		Yamato Kogyo Co Ltd	3,200		91
Assicurazioni Generali SpA	90,286	1,457					$6,016
Aviva PLC	225,654	1,214		Leisure Products & Services - 0.21%
AXA SA	136,706	2,365		Carnival PLC	14,098		529
Baloise Holding AG	3,673	329		Flight Centre Ltd	4,256		141
CNP Assurances	12,439	185		Sega Sammy Holdings Inc	15,400		285
Dai-ichi Life Insurance Co Ltd/The	657	920		Shimano Inc	5,700		409
Delta Lloyd NV	10,720	189		Tui Travel PLC	34,579		166
Gjensidige Forsikring ASA	15,464	246		Yamaha Corp	12,200		121
Hannover Rueckversicherung AG	4,662	364		Yamaha Motor Co Ltd	21,600		258
ING Groep NV (a)	296,161	2,371
Insurance Australia Group Ltd	160,755	933					$1,909
Legal & General Group PLC	456,862	1,106		Lodging - 0.60%
Mapfre SA	59,529	193		Accor SA	11,422		411
MS&AD Insurance Group Holdings	39,200	811		City Developments Ltd	39,000		351
Muenchener Rueckversicherungs AG	13,867	2,487		Crown Ltd	30,977		380
NKSJ Holdings Inc	28,950	612		Echo Entertainment Group Ltd	57,458		221
Prudential PLC	197,677	2,934		Galaxy Entertainment Group Ltd (a)	162,000		678
QBE Insurance Group Ltd	91,370	1,244		InterContinental Hotels Group PLC	21,045		610
Resolution Ltd	107,607	425		MGM China Holdings Ltd	73,600		177
RSA Insurance Group PLC	274,647	501		Sands China Ltd	186,800		888
Sampo	32,406	1,195		Shangri-La Asia Ltd	120,166		279
SCOR SE	12,618	356		SJM Holdings Ltd	150,000		374
Sony Financial Holdings Inc	13,500	213		Sky City Entertainment Group Ltd	44,612		157
Standard Life PLC	182,313	972		Whitbread PLC	13,807		527
Suncorp Group Ltd	99,483	1,141		Wynn Macau Ltd (a)	120,400		317
Swiss Life Holding AG (a)	2,357	385					$5,370
Swiss Re AG	27,231	2,178
T&D Holdings Inc	44,800	531		Machinery - Construction & Mining - 0.48%
Tokio Marine Holdings Inc	53,600	1,511		Atlas Copco AB - A Shares	51,923		1,505
Tryg A/S	1,896	153		Atlas Copco AB - B Shares	30,173		778
Vienna Insurance Group AG Wiener	2,969	150		Hitachi Construction Machinery Co Ltd	8,300		191
Versicherung Gruppe				Komatsu Ltd	72,200		1,818
Zurich Insurance Group AG	11,396	3,111					$4,292
		$44,166		Machinery - Diversified - 1.10%
Internet - 0.26%				Alstom SA	15,957		701
Dena Co Ltd	8,200	230		Amada Co Ltd	28,000		183
Gree Inc	7,200	88		Andritz AG	5,629		397
Iliad SA	1,764	337		FANUC Corp	14,800		2,282
M3 Inc	49	84		Hexagon AB	18,309		520
Nexon Co Ltd	8,400	76		IHI Corp	102,000		286
Rakuten Inc	56,100	485		Kawasaki Heavy Industries Ltd	110,000		350
SBI Holdings Inc/Japan	17,390	138		Kone OYJ	12,039		971
Trend Micro Inc/Japan	8,100	229		Kubota Corp	85,000		1,025
United Internet AG	7,481	176		MAN SE	3,270		375
Yahoo Japan Corp	1,125	476		Metso OYJ	9,881		423
		$2,319		Mitsubishi Heavy Industries Ltd	235,000		1,303
				Nabtesco Corp	7,900		146

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Machinery - Diversified (continued)				Office & Business Equipment - 0.41%
Sumitomo Heavy Industries Ltd	43,000	$190		Canon Inc	87,700		$3,174
Weir Group PLC/The	16,432	583		Ricoh Co Ltd	49,000		526
Zardoya Otis SA	11,915	168					$3,700
		$9,903		Oil & Gas - 6.45%
Media - 0.75%				BG Group PLC	262,700		4,632
Axel Springer AG	3,060	144		BP PLC	1,472,317		9,873
British Sky Broadcasting Group PLC	83,597	1,076		Caltex Australia Ltd	10,438		212
ITV PLC	286,811	539		Cosmo Oil Co Ltd	43,000		101
Jupiter Telecommunications Co Ltd	161	214		Eni SpA	196,702		4,477
Kabel Deutschland Holding AG	6,845	593		Galp Energia SGPS SA	20,870		322
Lagardere SCA	9,126	325		Idemitsu Kosan Co Ltd	1,700		154
Pearson PLC	63,119	1,104		Inpex Corp	170		902
Reed Elsevier NV	53,194	807		Japan Petroleum Exploration Co	2,200		83
Reed Elsevier PLC	94,308	1,011		JX Holdings Inc	173,630		1,058
Singapore Press Holdings Ltd	125,000	421		Lundin Petroleum AB (a)	17,207		390
Wolters Kluwer NV	23,343	464		Neste Oil OYJ	9,913		149
		$6,698		OMV AG	11,387		495
				Repsol SA	63,135		1,343
Metal Fabrication & Hardware - 0.38%				Royal Dutch Shell PLC - A Shares	287,315		9,437
Assa Abloy AB	25,833	1,021		Royal Dutch Shell PLC - B Shares	203,409		6,845
Maruichi Steel Tube Ltd	3,600	88		Santos Ltd	73,886		1,008
NSK Ltd	34,000	265		Seadrill Ltd	27,213		992
Sims Metal Management Ltd	12,671	140		Showa Shell Sekiyu KK	14,600		105
SKF AB	30,315	744		Statoil ASA	86,294		2,142
Tenaris SA	36,513	749		TonenGeneral Sekiyu KK	22,000		218
Vallourec SA	7,994	425		Total SA	164,590		8,217
		$3,432		Transocean Ltd (a)	27,789		1,465
Mining - 4.09%				Tullow Oil PLC	70,144		1,288
Alumina Ltd (a)	188,681	236		Woodside Petroleum Ltd	50,965		1,945
Anglo American PLC	107,508	3,115					$57,853
Antofagasta PLC	30,491	503		Oil & Gas Services - 0.37%
BHP Billiton Ltd	249,324	9,334		Amec PLC	24,168		382
BHP Billiton PLC	163,310	5,153		Cie Generale de Geophysique - Veritas (a)	12,268		303
Boliden AB	21,148	357		Fugro NV	5,349		254
Eurasian Natural Resources Corp PLC	19,914	102		Petrofac Ltd	20,059		441
Fresnillo PLC	13,864	324		Saipem SpA	20,473		547
Glencore International PLC	294,403	1,725		Subsea 7 SA	21,761		514
Iluka Resources Ltd	32,375	346		Technip SA	7,859		849
Kazakhmys PLC	16,198	151					$3,290
Mitsubishi Materials Corp	86,000	262
Newcrest Mining Ltd	59,151	1,356		Packaging & Containers - 0.17%
Norsk Hydro ASA	71,991	317		Amcor Ltd/Australia	93,303		875
Orica Ltd	28,272	787		Rexam PLC	61,054		476
OZ Minerals Ltd	23,465	152		Toyo Seikan Kaisha Ltd	11,700		170
Randgold Resources Ltd	6,747	559					$1,521
Rio Tinto Ltd	33,694	2,293
Rio Tinto PLC	103,649	5,542		Pharmaceuticals - 8.43%
				Actelion Ltd (a)	8,323		428
Sumitomo Metal Mining Co Ltd	40,000	630
Umicore SA	8,815	439		Alfresa Holdings Corp	3,200		157
Vedanta Resources PLC	8,219	145		Astellas Pharma Inc	34,400		1,858
Xstrata PLC	162,522	2,853		AstraZeneca PLC	96,421		4,372
		$36,681		Bayer AG	63,941		6,315
				Celesio AG	6,576		119
Miscellaneous Manufacturing - 1.40%				Chugai Pharmaceutical Co Ltd	17,300		374
Alfa Laval AB	25,947	602		Daiichi Sankyo Co Ltd	52,100		932
ALS Ltd/Queensland	26,330	314		Dainippon Sumitomo Pharma Co Ltd	12,300		178
FUJIFILM Holdings Corp	35,800	687		Eisai Co Ltd	19,500		868
IMI PLC	24,857	460		Elan Corp PLC (a)	38,981		438
Invensys PLC	62,917	341		GlaxoSmithKline PLC	384,585		8,475
Konica Minolta Holdings Inc	37,000	283		Grifols SA (a)	11,532		410
Melrose Industries PLC	93,041	364		Hisamitsu Pharmaceutical Co Inc	4,800		278
Nikon Corp	26,300	591		Kyowa Hakko Kirin Co Ltd	20,000		210
Olympus Corp	16,800	368		Medipal Holdings Corp	11,300		146
Orkla ASA	59,669	488		Merck KGaA	4,997		704
Siemens AG	63,619	6,603		Mitsubishi Tanabe Pharma Corp	17,400		247
Smiths Group PLC	30,388	580		Novartis AG	177,861		12,044
Sulzer AG	1,854	323		Novo Nordisk A/S	31,490		5,506
Wartsila OYJ Abp	12,963	597		Ono Pharmaceutical Co Ltd	6,400		340
		$12,601		Orion OYJ	7,482		221
				Otsuka Holdings Co Ltd	28,000		897

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Roche Holding AG	54,324	$12,430		Japan Real Estate Investment Corp	46		$504
Sanofi	92,212	8,708		Japan Retail Fund Investment Corp	160		313
Santen Pharmaceutical Co Ltd	5,700	256		Klepierre	7,712		316
Shionogi & Co Ltd	23,100	471		Land Securities Group PLC	60,341		758
Shire PLC	43,496	1,361		Link REIT/The	176,500		944
Suzuken Co Ltd/Aichi Japan	5,400	188		Mirvac Group	264,874		443
Taisho Pharmaceutical Holdings Co Ltd	2,800	193		Nippon Building Fund Inc	53		593
Takeda Pharmaceutical Co Ltd	61,100	3,158		Nomura Real Estate Office Fund Inc	21		129
Teva Pharmaceutical Industries Ltd	72,926	2,731		Segro PLC	57,376		222
Tsumura & Co	4,700	164		Stockland	170,353		654
UCB SA	8,507	491		Unibail-Rodamco SE	7,111		1,618
		$75,668		Westfield Group	166,048		1,898
				Westfield Retail Trust	224,347		728
Pipelines - 0.05%							$14,121
APA Group	63,972	402
				Retail - 2.54%
				ABC-Mart Inc	2,000		70
Private Equity - 0.04%				Aeon Co Ltd	46,400		522
3i Group PLC	75,100	364		Cie Financiere Richemont SA	40,362		3,237
				Citizen Holdings Co Ltd	20,300		110
Publicly Traded Investment Fund - 1.72%				Don Quijote Co Ltd	4,200		165
iShares MSCI EAFE Index Fund	265,001	15,418		FamilyMart Co Ltd	4,500		190
				Fast Retailing Co Ltd	4,100		1,125
				Harvey Norman Holdings Ltd	41,070		104
Real Estate - 1.78%				Hennes & Mauritz AB	73,412		2,629
Aeon Mall Co Ltd	5,600	139
CapitaLand Ltd	198,000	622		Inditex SA	16,869		2,255
CapitaMalls Asia Ltd	105,000	176		Isetan Mitsukoshi Holdings Ltd	27,500		304
				J Front Retailing Co Ltd	37,000		219
Cheung Kong Holdings Ltd	107,000	1,661		Kingfisher PLC	183,214		767
Daito Trust Construction Co Ltd	5,600	501
Global Logistic Properties Ltd	160,000	328		Lawson Inc	4,700		350
				Marks & Spencer Group PLC	124,300		698
Hang Lung Properties Ltd	173,000	671		Marui Group Co Ltd	17,200		147
Henderson Land Development Co Ltd	74,000	514
Hopewell Holdings Ltd	44,000	192		McDonald's Holdings Co Japan Ltd	5,100		128
				Next PLC	12,745		811
Hulic Co Ltd	20,500	154		Nitori Holdings Co Ltd	2,650		197
Hysan Development Co Ltd	49,000	252
IMMOFINANZ AG (a)	71,943	300		PPR	5,844		1,306
				Seven & I Holdings Co Ltd	58,300		1,702
Keppel Land Ltd	60,000	201		Shimamura Co Ltd	1,700		174
Kerry Properties Ltd	55,500	285
Lend Lease Group	42,075	457		Swatch Group AG/The - BR	2,385		1,354
				Swatch Group AG/The - REG	3,357		341
Mitsubishi Estate Co Ltd	97,000	2,418		Takashimaya Co Ltd	20,000		157
Mitsui Fudosan Co Ltd	65,000	1,653
New World Development Co Ltd	285,000	524		USS Co Ltd	1,700		187
				Wesfarmers Ltd	77,831		3,257
Nomura Real Estate Holdings Inc	7,400	133		Yamada Denki Co Ltd	6,730		244
NTT Urban Development Corp	89	91
Sino Land Co Ltd	229,073	416					$22,750
Sumitomo Realty & Development Co Ltd	28,000	947		Semiconductors - 0.64%
Sun Hung Kai Properties Ltd	121,000	1,872		ARM Holdings PLC	106,623		1,544
Swire Properties Ltd	90,400	338		ASM Pacific Technology Ltd	15,400		203
Swiss Prime Site AG (a)	4,162	334		ASML Holding NV	24,349		1,728
Tokyu Land Corp	33,000	249		Infineon Technologies AG	84,066		717
UOL Group Ltd	36,000	189		Mellanox Technologies Ltd (a)	2,765		143
Wheelock & Co Ltd	71,000	387		Rohm Co Ltd	7,500		266
		$16,004		STMicroelectronics NV	49,284		392
				Sumco Corp	9,000		90
REITS - 1.57%				Tokyo Electron Ltd	13,300		617
Ascendas Real Estate Investment Trust	147,000	304
British Land Co PLC	65,319	561					$5,700
CapitaCommercial Trust	154,000	206		Shipbuilding - 0.04%
CapitaMall Trust	180,000	312		SembCorp Marine Ltd	65,000		234
CFS Retail Property Trust Group	153,094	326		Yangzijiang Shipbuilding Holdings Ltd	148,000		115
Corio NV	5,206	240					$349
Dexus Property Group	355,455	396
Federation Centres	104,851	263		Software - 0.86%
Fonciere Des Regions	2,014	166		Amadeus IT Holding SA	24,226		618
Gecina SA	1,697	192		Dassault Systemes SA	4,835		548
Goodman Group	131,578	624		Konami Corp	7,800		151
GPT Group	109,289	438		Nomura Research Institute Ltd	7,800		177
Hammerson PLC	55,115	412		Oracle Corp Japan	2,900		122
ICADE	1,809	162		Sage Group PLC/The	95,653		493
Intu Properties PLC	43,485	219		SAP AG	71,233		5,563
Japan Prime Realty Investment Corp	61	180

See accompanying notes.

Schedule of Investments
International Equity Index Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Software (continued)				Transportation (continued)
Square Enix Holdings Co Ltd	4,900	$56		Kamigumi Co Ltd	18,000		$156
		$7,728		Keikyu Corp	36,000		318
				Keio Corp	45,000		360
Storage & Warehousing - 0.02%				Keisei Electric Railway Co Ltd	21,000		200
Mitsubishi Logistics Corp	10,000	163		Kintetsu Corp	126,000		530
				Koninklijke Vopak NV	5,436		390
Telecommunications - 5.14%				Kuehne + Nagel International AG	4,175		478
Belgacom SA	11,762	328		Mitsui OSK Lines Ltd	84,000		294
Bezeq The Israeli Telecommunication Corp	147,293	189		MTR Corp Ltd	112,000		462
Ltd				Nippon Express Co Ltd	66,000		290
BT Group PLC	608,790	2,471		Nippon Yusen KK	125,000		314
Deutsche Telekom AG	217,187	2,328		Odakyu Electric Railway Co Ltd	48,000		506
Elisa OYJ	10,971	231		Orient Overseas International Ltd	17,000		119
Eutelsat Communications SA	10,212	367		TNT Express NV	25,204		190
France Telecom SA	143,372	1,383		Tobu Railway Co Ltd	79,000		434
HKT Trust / HKT Ltd	174,000	170		Tokyu Corp	88,000		527
Inmarsat PLC	34,661	341		Toll Holdings Ltd	52,678		331
KDDI Corp	20,800	1,562		West Japan Railway Co	13,100		579
Koninklijke KPN NV	77,482	263		Yamato Holdings Co Ltd	29,000		485
Millicom International Cellular SA	4,888	383					$15,452
NICE Systems Ltd (a)	4,625	163
				Water- 0.19%
Nippon Telegraph & Telephone Corp	33,800	1,544		Severn Trent PLC	18,427		452
Nokia OYJ	289,568	1,052
NTT DOCOMO Inc	1,181	1,826		Suez Environnement Co	21,699		289
				United Utilities Group PLC	52,725		589
PCCW Ltd	309,000	147		Veolia Environnement SA	26,240		329
Portugal Telecom SGPS SA	48,524	245
SES SA	23,494	723					$1,659
Singapore Telecommunications Ltd	616,000	1,708		TOTAL COMMON STOCKS			$883,862
Softbank Corp	73,300	2,715		PREFERRED STOCKS - 0.58%	Shares Held	Value	(000	's)
StarHub Ltd	46,000	155		Automobile Manufacturers - 0.40%
Swisscom AG	1,802	820		Bayerische Motoren Werke AG	4,036		262
TDC A/S	38,274	288		Porsche Automobil Holding SE	11,840		935
Tele2 AB	24,574	391		Volkswagen AG	11,182		2,432
Telecom Corp of New Zealand Ltd	143,570	287					$3,629
Telecom Italia SpA	726,193	534
Telecom Italia SpA - RSP	465,952	301		Consumer Products - 0.14%
Telefonaktiebolaget LM Ericsson	235,314	2,861		Henkel AG & Co KGaA	13,776		1,212
Telefonica SA	316,705	4,134
Telekom Austria AG	17,127	113		Electric - 0.01%
Telenet Group Holding NV	3,960	203		RWE AG	3,016		108
Telenor ASA	54,278	1,167
TeliaSonera AB	167,406	1,146
Telstra Corp Ltd	336,744	1,576		Media- 0.03%
Vivendi SA	100,606	2,110		ProSiebenSat.1 Media AG	6,767		233
Vodafone Group PLC	3,802,223	9,537
Ziggo NV	9,279	313		TOTAL PREFERRED STOCKS			$5,182
		$46,075			Maturity
				REPURCHASE AGREEMENTS - 0.61%	Amount (000's)	Value	(000	's)
Textiles - 0.10%
Teijin Ltd	72,000	167		Banks- 0.61%
Toray Industries Inc	114,000	701		Investment in Joint Trading Account; Credit	$590		$590
		$868		Suisse Repurchase Agreement; 0.16%
				dated 02/28/2013 maturing 03/01/2013
Toys, Games & Hobbies - 0.13%				(collateralized by US Government
Namco Bandai Holdings Inc	13,700	218		Securities; $601,892; 4.38% - 6.13%; dated
Nintendo Co Ltd	8,200	793		11/15/27 - 11/15/39)
Sanrio Co Ltd	3,400	134		Investment in Joint Trading Account; Deutsche	1,416		1,416
		$1,145		Bank Repurchase Agreement; 0.19% dated
Transportation - 1.72%				02/28/2013 maturing 03/01/2013
AP Moeller - Maersk A/S - A shares	42	323		(collateralized by US Government
AP Moeller - Maersk A/S - B shares	102	814		Securities; $1,444,540; 0.00% - 7.25%;
Asciano Ltd	75,419	428		dated 03/25/13 - 05/15/30)
Aurizon Holdings Ltd	140,470	577		Investment in Joint Trading Account; JP	1,239		1,239
Central Japan Railway Co	11,100	1,079		Morgan Repurchase Agreement; 0.16%
ComfortDelGro Corp Ltd	146,000	226		dated 02/28/2013 maturing 03/01/2013
Deutsche Post AG	70,113	1,569		(collateralized by US Government
DSV A/S	14,537	357		Securities; $1,263,973; 0.00% - 10.35%;
East Japan Railway Co	26,300	1,940		dated 03/15/13 - 02/15/42)
Groupe Eurotunnel SA	43,345	366
Hankyu Hanshin Holdings Inc	88,000	483
Hutchison Port Holdings Trust	404,000	327
See accompanying notes.				124

Schedule of Investments
International Equity Index Fund
February 28, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$1,258	$1,259
Lynch Repurchase Agreement; 0.13%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $1,283,566; 0.00% - 9.38%;
dated 07/01/13 - 11/07/36)
Investment in Joint Trading Account; Morgan	944	944
Stanley Repurchase Agreement; 0.15%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $963,027; 0.00% - 3.88%; dated
06/14/13 - 12/27/22)
		$5,448
TOTAL REPURCHASE AGREEMENTS		$5,448
Total Investments		$894,492
Other Assets in Excess of Liabilities, Net - 0.29%		$2,629
TOTAL NET ASSETS - 100.00%		$897,121

(a) Non-Income Producing Security
(b) Security is Illiquid

Portfolio Summary (unaudited)
Country		Percent
Japan		19.89%
United Kingdom		18.54%
Switzerland		9.58%
Australia		9.03%
France		8 .87%
Germany		8.24%
Netherlands		4 .27%
Sweden		3 .21%
Hong Kong		2 .98%
Spain		2.77%
United States		2 .35%
Italy		1 .94%
Singapore		1.69%
Denmark		1 .17%
Belgium		1.17%
Norway		0.83%
Finland		0.79%
Ireland		0 .59%
Israel		0.52%
Luxembourg		0.33%
Austria		0.28%
Portugal		0.18%
Macao		0 .15%
New Zealand		0.12%
Jersey, Channel Islands		0 .06%
Greece		0 .06%
Guernsey		0.05%
Mexico		0 .04%
China		0 .01%
Other Assets in Excess of Liabilities, Net		0 .29%
TOTAL NET ASSETS		100.00%

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
eMini MSCI EAFE; March 2013	Long	54	$4,449	$4,479	$30
Total					$30

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2013 (unaudited)

COMMON STOCKS - 0.05%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)
Publicly Traded Investment Fund - 0.05%			Diversified Financial Services (continued)
BlackRock Credit Allocation Income Trust	161,513	$2,273	Citigroup Capital IX	462,079	$11,589
John Hancock Preferred Income Fund III	6,800	131	Citigroup Capital VII	450,500	11,461
		$2,404	Citigroup Capital VIII	191,379	4,892
TOTAL COMMON STOCKS		$2,404	Citigroup Capital X	340,281	8,599
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital XI	335,869	8,511
1.01%	Shares Held	Value (000's)	Citigroup Capital XIII	272,299	7,692
			Citigroup Capital XV	2,700	68
Banks - 0.86%			Citigroup Capital XVI	115,016	2,913
Bank of America Corp	21,362	25,635	Citigroup Capital XVII	9,000	228
Wells Fargo & Co	14,993	19,011	Corporate-Backed Trust Certificates 6.00%;	170,000	4,231
		$44,646	Series GS
REITS - 0.15%			Corporate-Backed Trust Certificates 6.25%;	4,798	123
CommonWealth REIT 6.50%; Series D	337,669	7,962	Series BMY
			Corporate-Backed Trust Certificates 6.30%;	5,236	131
TOTAL CONVERTIBLE PREFERRED STOCKS		$52,608	Series GS
PREFERRED STOCKS - 42.91%	Shares Held	Value (000's)	Credit Suisse AG/Guernsey	1,513,192	38,647
			General Electric Capital Corp	263,622	6,699
Banks - 11.80%			General Electric Capital Corp	508,143	12,810
BAC Capital Trust VIII	144,078	3,619	JP Morgan Chase Capital XI	674,137	17,157
Bank of America Corp 6.38%; Series 3	26,378	663	Merrill Lynch Capital Trust I	331,100	8,364
Bank of America Corp 6.63%; Series I	203,384	5,520	Merrill Lynch Capital Trust II	134,361	3,395
Bank of America Corp 8.20%; Series H	25,080	640	Merrill Lynch Preferred Capital Trust III	5,800	147
Bank of New York Mellon Corp/The	159,200	4,060	Merrill Lynch Preferred Capital Trust IV	91,500	2,320
Barclays Bank PLC 7.10%	1,020,235	25,863	Merrill Lynch Preferred Capital Trust V	138,800	3,521
Barclays Bank PLC 7.75%	644,829	16,359	Morgan Stanley Capital Trust III	350,200	8,762
Barclays Bank PLC 8.13%	288,639	7,343	Morgan Stanley Capital Trust IV	513,971	12,942
Capital One Financial Corp	573,401	14,415	Morgan Stanley Capital Trust V	422,449	10,565
City National Corp/CA	219,000	5,447	Morgan Stanley Capital Trust VI	329,981	8,329
COBANK ACB 11.00%; Series C (a)	202,000	10,554	Morgan Stanley Capital Trust VII	204,653	5,180
COBANK ACB 11.00%; Series D	115,000	6,623	Morgan Stanley Capital Trust VIII	97,460	2,466
Countrywide Capital V	217,831	5,487	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	446
Countrywide Financial Corp	681,848	17,251	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,474
Cullen/Frost Bankers Inc (b)	299,700	7,397	PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600	1,040
Deutsche Bank Capital Funding Trust IX	16,450	416	PreferredPlus TR-CCR1 6.00%; Series GSG1	17,673	445
Deutsche Bank Capital Funding Trust VIII	397,803	10,100	SATURNS 2004-04	125,601	3,135
Deutsche Bank Capital Funding Trust X	349,285	8,998	SATURNS 2004-06	174,400	4,348
Deutsche Bank Contingent Capital Trust II	2,235,612	59,624			$246,601
Deutsche Bank Contingent Capital Trust III	529,600	14,712
Deutsche Bank Contingent Capital Trust V	22,500	648	Electric - 3.72%
FirstMerit Corp (b)	331,400	8,492	Alabama Power Co	89,000	2,525
HSBC Holdings PLC 6.20%	1,074,600	27,080	Dominion Resources Inc/VA	1,167,035	32,047
HSBC Holdings PLC 8.00%	568,600	15,739	DTE Energy Co 5.25%	326,300	8,301
HSBC USA Inc	830,771	41,798	Duke Energy Corp	409,848	10,267
HSBC USA Inc 6.50%	2,122,081	54,601	Entergy Arkansas Inc 4.90%	259,966	6,546
JP Morgan Chase & Co	190,216	4,761	Entergy Arkansas Inc 5.75%	34,863	948
JP Morgan Chase Capital XXIX	213,800	5,693	Entergy Louisiana LLC 5.28%	248,100	6,436
Lloyds Banking Group PLC	130,471	3,627	Entergy Louisiana LLC 6.00%	3,369	95
M&T Bank Corp - Series A	10,400	10,599	Entergy Mississippi Inc	17,012	463
M&T Bank Corp - Series C	7,100	7,011	Entergy New Orleans Inc	9,500	237
M&T Capital Trust IV	377,056	9,743	Entergy Texas Inc	942,097	26,473
Morgan Stanley	104,100	2,282	Georgia Power Co 6.50%	77,300	8,665
PNC Financial Services Group Inc 6.13%;	1,415,400	39,207	Georgia Power Co 8.20%	174,510	4,785
Series P			Gulf Power Co 6.00%	60,914	6,205
PNC Financial Services Group Inc 9.88%;	156,677	4,058	Gulf Power Co 6.45%	4,600	501
			NextEra Energy Capital Holdings Inc (b)	510,093	12,502
Series L
Royal Bank of Scotland Group PLC 5.75%;	591,134	13,892	NextEra Energy Capital Holdings Inc - Series	459,970	12,378
Series L			F
Royal Bank of Scotland Group PLC 6.75%;	7,600	184	NextEra Energy Capital Holdings Inc - Series	310,000	8,215
Series Q			G
Santander Finance Preferred SAU	1,140,540	32,038	NextEra Energy Capital Holdings Inc - Series	177,585	4,701
State Street Corp	1,446,400	36,449	H
TCF Financial Corp	229,023	6,090	NextEra Energy Capital Holdings Inc - Series I	671,456	16,672
US Bancorp - Series A	6,703	6,160	SCANA Corp	20,135	546
US Bancorp - Series G	2,090,100	56,537	Xcel Energy Inc	912,539	23,370
		$611,780			$192,878
Diversified Financial Services - 4.75%			Hand & Machine Tools - 0.54%
Affiliated Managers Group Inc 5.25%	77,887	2,006	Stanley Black & Decker Inc	1,070,850	27,842
Affiliated Managers Group Inc 6.38%	5,000	131
Ameriprise Financial Inc	1,140,265	31,506	Insurance - 9.42%
Charles Schwab Corp/The	12,535	328	Aegon NV 4.00%	66,900	1,649

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2013 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)
Insurance (continued)				REITS (continued)
Aegon NV 6.38%	975,042	$25,683		Public Storage Inc 5.75%; Series T	442,900	$11,577
Aegon NV 6.50%	247,358	6,196		Public Storage Inc 5.90%; Series S	56,300	1,494
Aegon NV 8.00%	63,317	1,786		Public Storage Inc 6.35%; Series R	746,444	20,139
Aflac Inc	1,128,600	29,129		Public Storage Inc 6.50%; Series Q	7,688	211
Allianz SE	1,026,282	25,946		Public Storage Inc 6.88%; Series O	3,701	103
Allstate Corp/The	540,300	13,940		Realty Income Corp - Series D	291,177	7,477
American Financial Group Inc/OH 5.75%	434,828	11,197		Realty Income Corp - Series F	853,083	22,743
Arch Capital Group Ltd	376,600	10,289		Regency Centers Corp 6.00%	441,029	11,149
Aspen Insurance Holdings Ltd	143,802	3,854		Regency Centers Corp 6.63%	230,854	6,102
Axis Capital Holdings Ltd	2,072,850	56,630		Senior Housing Properties Trust	115,931	2,882
Delphi Financial Group Inc 7.38%	527,604	13,207		Vornado Realty LP	1,445,611	39,870
Everest Re Capital Trust II	327,505	8,279		Vornado Realty Trust - Series I	108,169	2,741
Hartford Financial Services Group Inc	1,016,436	30,076		Vornado Realty Trust - Series J	174,963	4,782
ING Groep NV 6.13%	69,248	1,715		Vornado Realty Trust - Series K	917,000	23,347
ING Groep NV 6.20%	30,250	754		Vornado Realty Trust - Series L	433,774	10,844
ING Groep NV 6.38%	849,100	20,930		Wachovia Corp 7.25%	499,697	13,777
ING Groep NV 7.05%	1,019,994	25,785		Weingarten Realty Investors 6.50%	803,368	20,398
ING Groep NV 7.20%	166,345	4,200		Weingarten Realty Investors 8.10%	1,744,376	39,842
ING Groep NV 7.38%	862,200	21,978				$420,906
ING Groep NV 8.50%	50,340	1,305
PartnerRe Ltd 6.50%	193,229	4,937		Savings & Loans - 0.40%
PartnerRe Ltd 6.75%	273,360	6,850		First Niagara Financial Group Inc	704,500	20,649
PartnerRe Ltd 7.25%	11,415	318
PLC Capital Trust V	254,771	6,448		Sovereign - 0.58%
Protective Life Corp 6.00%	20,009	507		Farm Credit Bank of Texas	23,800	29,995
Protective Life Corp 6.25%	336,151	8,740
Prudential Financial Inc	682,818	17,378
Prudential PLC 6.50%	96,549	2,512		Telecommunications - 3.29%
				Centaur Funding Corp 9.08% (a),(c)	57,203	71,039
Prudential PLC 6.75%	170,992	4,396
Reinsurance Group of America Inc	420,000	11,395		Qwest Corp 7.00%	253,178	6,709
RenaissanceRe Holdings Ltd - Series C	242,277	6,149		Qwest Corp 7.00%	520,255	13,839
RenaissanceRe Holdings Ltd - Series D	325,363	8,271		Qwest Corp 7.38%	372,908	9,875
Torchmark Corp	472,900	12,139		Qwest Corp 7.50%	954,111	25,799
WR Berkley Capital Trust II	745,634	19,073		Telephone & Data Systems Inc 6.63%	307,226	7,822
XLIT Ltd	80,144	65,167		Telephone & Data Systems Inc 7.00%	1,210,015	32,440
		$488,808		United States Cellular Corp	125,584	3,356
						$170,879
Media - 0.24%				TOTAL PREFERRED STOCKS		$2,225,417
Comcast Corp	489,466	12,359			Principal
				BONDS- 52.86%	Amount (000's)	Value(000	's)
Oil & Gas - 0.05%				Banks- 20.12%
Nexen Inc	107,689	2,720		Abbey National Capital Trust I
				8.96%, 12/31/2049	$14,438	$16,748
REITS - 8.12%				ABN Amro North American Holding Preferred
CommonWealth REIT 7.50%	306,230	6,550		Capital Repackage Trust I
				3.39%, 12/29/2049(a),(d)	5	5
DDR Corp - Series H	1,068	27
Digital Realty Trust Inc - Series E	590,135	15,946		Agfirst Farm Credit Bank
				7.30%, 10/29/2049(a),(e)	1,850	1,850
Duke Realty Corp 6.50%	283,473	7,138
Duke Realty Corp 6.60%	81,400	2,060		BAC Capital Trust XIII
				4.00%, 12/29/2049(d)	34,064	29,295
Duke Realty Corp 6.63%	261,100	6,624
Harris Preferred Capital Corp	69,400	1,788		Banco do Brasil SA/Cayman
				6.25%, 04/15/2024(a),(d)	15,000	14,962
Health Care REIT Inc	617,185	16,695
Hospitality Properties Trust 7.00%; Series C	41,367	1,045		Barclays Bank PLC
				5.93%, 12/31/2049(a),(d)	3,410	3,365
Hospitality Properties Trust 7.13%; Series D	408,113	11,076
Kimco Realty Corp 5.50%	706,043	17,905		6.28%, 12/29/2049	14,300	14,013
				6.86%, 09/29/2049(a),(d)	19,602	20,533
Kimco Realty Corp 5.63%	450,895	11,439		7.43%, 09/29/2049(a),(d)	10,001	10,671
Kimco Realty Corp 6.00%	668,300	17,489
Kimco Realty Corp 6.90%	341,085	9,168		BNP Paribas SA
				5.19%, 06/29/2049(a),(d)	11,020	10,634
National Retail Properties Inc	455,621	12,051		7.20%, 06/29/2049(a)	3,800	3,943
Prologis Inc - Series L	149,704	3,794
Prologis Inc - Series M	46,200	1,167		BPCE SA
				2.04%, 07/29/2049(d)	6,000	3,873
Prologis Inc - Series P	68,009	1,719
Prologis Inc - Series Q	128,700	8,374		6.75%, 01/29/2049	11,500	11,057
				12.50%, 08/29/2049 (a)	5,500	6,761
Prologis Inc - Series S	90,900	2,304
PS Business Parks Inc - Series R	130,211	3,470		CBA Capital Trust II
				6.02%, 03/29/2049(a)	3,400	3,519
PS Business Parks Inc - Series S	46,415	1,237
PS Business Parks Inc - Series T	79,059	2,025		Citigroup Inc
PS Business Parks Inc - Series U	510,634	12,822		5.95%, 12/29/2049	17,000	17,319
Public Storage Inc 5.20%; Series W	150,404	3,772		8.40%, 04/29/2049	5,000	5,594
Public Storage Inc 5.38%; Series V	147,112	3,743

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Claudius Ltd for Credit Suisse				National Capital Trust II
7.88%, 06/29/2049	$5,892	$6,260		5.49%, 12/29/2049(a),(d)	$5,600	$5,685
8.25%, 06/29/2049	6,000	6,225		Natixis
8.25%, 06/29/2049	1,000	1,038		9.00%, 04/29/2049	532	536
Cooperatieve Centrale Raiffeisen-				10.00%, 04/30/2049 (d)	16,200	17,577
Boerenleenbank BA/Netherlands				Nordea Bank AB
11.00%, 12/29/2049 (a),(d)	37,220	49,689		5.42%, 12/29/2049(a)	4,000	4,040
Countrywide Capital III				8.38%, 09/29/2049	13,427	14,524
8.05%, 06/15/2027	28,485	33,862		PNC Financial Services Group Inc
Credit Agricole SA				6.75%, 07/29/2049(d)	26,900	30,823
8.38%, 10/13/2049(a),(d)	3,000	3,270		PNC Preferred Funding Trust I
Credit Suisse Group Guernsey I Ltd				1.96%, 03/29/2049(a),(d)	4,700	3,930
7.88%, 02/24/2041(d)	22,400	23,800		Rabobank Capital Funding Trust II
Danske Bank A/S				5.26%, 12/29/2049(a)	10,375	10,427
7.13%, 09/21/2037(d)	12,700	13,335		Rabobank Capital Funding Trust III
Den Norske Creditbank				5.25%, 12/31/2049(a),(d)	40,714	40,725
0.56%, 11/29/2049(d)	8,940	4,649		RBS Capital Trust IV
0.61%, 08/29/2049(d)	6,150	3,198		1.11%, 09/29/2049(d)	6,500	4,647
Deutsche Bank Capital Funding Trust I				Royal Bank of Scotland Group PLC
3.28%, 12/29/2049(a),(d)	12,520	10,016		7.65%, 08/29/2049(d)	18,560	19,581
Deutsche Bank Capital Funding Trust VII				Societe Generale SA
5.63%, 01/29/2049(a),(d)	1,139	1,083		1.06%, 12/29/2049(a),(d)	5,750	4,427
Dresdner Funding Trust I				5.92%, 04/29/2049(a),(d),(e)	57,852	54,526
8.15%, 06/30/2031(a)	16,040	16,281		8.75%, 10/29/2049	25,490	26,720
Fifth Third Capital Trust IV				Standard Chartered Bank
6.50%, 04/15/2067(d)	28,815	28,851		9.50%, 06/29/2049(d)	15,364	16,939
First Empire Capital Trust I				Standard Chartered PLC
8.23%, 02/01/2027	13,750	13,958		0.56%, 07/29/2049(d)	2,000	1,000
First Hawaiian Capital I				7.01%, 07/29/2049(a)	18,850	20,028
8.34%, 07/01/2027	8,410	8,589		State Street Capital Trust IV
First Union Capital II				1.31%, 06/01/2077(d)	600	482
7.95%, 11/15/2029	3,700	4,573		UBS Preferred Funding Trust V
Goldman Sachs Capital II				6.24%, 05/29/2049	22,532	23,260
4.00%, 06/01/2043(d)	4,000	3,330		Wachovia Capital Trust III
HBOS Capital Funding LP				5.57%, 03/29/2049(d)	29,775	29,812
6.85%, 03/29/2049	8,916	8,403			$1,043,286
HBOS Capital Funding No2 LP
6.07%, 06/29/2049(a),(d)	5,590	4,863		Diversified Financial Services - 8.28%
HSBC Bank PLC				Ageas Hybrid Financing SA
0.75%, 06/29/2049(d)	5,000	2,865		8.25%, 12/29/2049	27,822	27,961
0.94%, 09/29/2049(d)	5,000	2,679		American Express Co
				6.80%, 09/01/2066(d)	16,800	18,018
HSBC Capital Funding LP/Jersey
4.61%, 12/29/2049(a),(d)	27,649	27,616		Charles Schwab Corp/The
				7.00%, 02/28/2049(d)	26,600	30,931
10.18%, 12/31/2049 (a),(d)	14,000	19,600
HSBC USA Capital Trust I				General Electric Capital Corp
				6.25%, 12/15/2049(d)	59,725	65,568
7.81%, 12/15/2026(a)	300	307
				6.38%, 11/15/2067(d)	4,715	4,986
HSBC USA Capital Trust III				7.13%, 12/15/2049(d)	41,700	48,156
7.75%, 11/15/2026	7,200	7,370
JP Morgan Chase & Co				Glen Meadow Pass-Through Trust
				6.51%, 02/12/2067(a),(d)	10,785	10,138
7.90%, 04/29/2049(d)	46,260	53,354
JP Morgan Chase Capital XXI				Goldman Sachs Capital I
1.25%, 02/02/2037(d)	8,131	6,342		6.35%, 02/15/2034	53,432	55,951
JP Morgan Chase Capital XXIII				HSBC Finance Capital Trust IX
1.29%, 05/15/2077(d)	500	389		5.91%, 11/30/2035	10,200	10,276
KeyCorp Capital III				Macquarie PMI LLC
7.75%, 07/15/2029	3,500	4,170		8.38%, 12/29/2049	3,000	3,090
LBG Capital No.1 PLC				Swiss Re Capital I LP
				6.85%, 05/29/2049(a),(d)	42,620	45,071
7.88%, 11/01/2020(a)	2,100	2,304
8.00%, 12/29/2049(a),(d)	2,645	2,823		ZFS Finance USA Trust II
				6.45%, 12/15/2065(a),(d)	82,950	88,342
LBG Capital No.2 PLC
7.88%, 03/19/2020	7,000	7,700		ZFS Finance USA Trust V
				6.50%, 05/09/2067(a)	19,683	20,864
Lloyds Banking Group PLC
5.92%, 09/29/2049(a),(d)	25,162	18,872				$429,352
6.27%, 11/29/2049(a),(d)	15,400	11,627		Electric - 3.07%
6.41%, 09/29/2049(a)	36,620	32,409		Dominion Resources Inc/VA
6.66%, 01/29/2049(a)	27,140	24,358		2.61%, 09/30/2066(d)	22,950	21,437
M&T Bank Corp				Electricite de France SA
6.88%, 12/29/2049(a)	66,100	69,397		5.25%, 07/29/2049(a),(d)	50,800	50,013

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Electric (continued)				Insurance (continued)
Integrys Energy Group Inc				Prudential Financial Inc (continued)
6.11%, 12/01/2066(d)	$582	$617		5.88%, 09/15/2042(d)	$11,675	$12,346
NextEra Energy Capital Holdings Inc				Prudential PLC
6.35%, 10/01/2066(d)	4,000	4,260		6.50%, 06/29/2049	42,448	42,448
6.65%, 06/15/2067(d)	3,000	3,210		7.75%, 12/29/2049	4,800	5,136
7.30%, 09/01/2067(d)	27,255	30,798		11.75%, 12/29/2049 (d)	10,885	12,322
PPL Capital Funding Inc				QBE Capital Funding II LP
6.70%, 03/30/2067(d)	22,325	23,720		6.80%, 06/29/2049(a),(d)	64,615	63,434
RWE AG				QBE Capital Funding III Ltd
7.00%, 10/12/2072(d)	1,216	1,319		7.25%, 05/24/2041(a),(d)	84,895	88,715
SSE PLC				Reinsurance Group of America Inc
5.63%, 09/29/2049(d)	23,300	23,897		6.75%, 12/15/2065(d)	22,450	22,731
		$159,271		Sirius International Group Ltd
				7.51%, 05/29/2049(a),(d)	1,175	1,231
Holding Companies - Diversified - 0.26%				XL Group PLC
Hutchison Whampoa International 12 Ltd				6.50%, 12/31/2049(d)	41,950	40,901
6.00%, 05/29/2049(a),(d)	12,500	13,281
						$993,702
				Miscellaneous Manufacturing - 0.37%
Insurance - 19.16%				GE Capital Trust I
ACE Capital Trust II				6.38%, 11/15/2067	18,008	18,976
9.70%, 04/01/2030	5,490	7,952
Aegon NV
2.04%, 07/29/2049(d)	31,648	19,938		Pipelines - 0.61%
Allstate Corp/The				TransCanada PipeLines Ltd
6.13%, 05/15/2037(d)	11,759	12,480		6.35%, 05/15/2067(d)	29,663	31,665
6.50%, 05/15/2067	12,505	13,505
American General Institutional Capital A
7.57%, 12/01/2045(a)	16,825	20,709		Sovereign - 0.39%
				Svensk Exportkredit AB
AXA SA				6.38%, 10/29/2049(a)	21,000	20,211
6.38%, 12/29/2049(a),(d)	41,868	41,659
8.60%, 12/15/2030	13,565	17,442
Catlin Insurance Co Ltd				Transportation - 0.60%
7.25%, 07/29/2049(a)	78,471	79,648		BNSF Funding Trust I
Chubb Corp/The				6.61%, 12/15/2055(d)	27,260	31,226
6.38%, 03/29/2067(d)	2,100	2,292
Dai-ichi Life Insurance Co Ltd/The				TOTAL BONDS		$2,740,970
7.25%, 12/31/2049(a),(e)	16,650	18,565			Maturity
Everest Reinsurance Holdings Inc				REPURCHASE AGREEMENTS - 2.30%	Amount (000's)	Value(000	's)
6.60%, 05/15/2037(d)	30,420	30,990
Great-West Life & Annuity Insurance Capital				Banks- 2.30%
LP				Investment in Joint Trading Account; Credit	$12,924	$12,924
6.63%, 11/15/2034(a)	7,000	7,350		Suisse Repurchase Agreement; 0.16%
Great-West Life & Annuity Insurance Capital				dated 02/28/2013 maturing 03/01/2013
LP II				(collateralized by US Government
7.15%, 05/16/2046(a),(d)	8,750	9,012		Securities; $13,182,361; 4.38% - 6.13%;
ING Capital Funding Trust III				dated 11/15/27 - 11/15/39)
3.91%, 12/31/2049(d)	7,000	6,580		Investment in Joint Trading Account; Deutsche	31,017	31,017
Liberty Mutual Group Inc				Bank Repurchase Agreement; 0.19% dated
7.00%, 03/15/2037(a),(d)	27,688	28,242		02/28/2013 maturing 03/01/2013
7.80%, 03/07/2087(a)	29,878	34,434		(collateralized by US Government
Lincoln National Corp				Securities; $31,637,666; 0.00% - 7.25%;
6.05%, 04/20/2067(d)	27,905	28,184		dated 03/25/13 - 05/15/30)
7.00%, 05/17/2066(d)	12,775	12,999		Investment in Joint Trading Account; JP	27,140	27,140
MetLife Capital Trust IV				Morgan Repurchase Agreement; 0.16%
7.88%, 12/15/2067(a)	19,200	23,712		dated 02/28/2013 maturing 03/01/2013
MetLife Capital Trust X				(collateralized by US Government
9.25%, 04/08/2068(a)	27,375	37,778		Securities; $27,682,958; 0.00% - 10.35%;
Mitsui Sumitomo Insurance Co Ltd				dated 03/15/13 - 02/15/42)
7.00%, 03/15/2072(a)	24,900	27,589		Investment in Joint Trading Account; Merrill	27,561	27,561
MMI Capital Trust I				Lynch Repurchase Agreement; 0.13%
7.63%, 12/15/2027	1,073	1,364		dated 02/28/2013 maturing 03/01/2013
Nationwide Financial Services Inc				(collateralized by US Government
6.75%, 05/15/2067	68,095	71,942		Securities; $28,112,070; 0.00% - 9.38%;
Oil Insurance Ltd				dated 07/01/13 - 11/07/36)
3.29%, 12/29/2049(a),(d)	10,000	9,238
Progressive Corp/The
6.70%, 06/15/2067	5,550	6,050
Prudential Financial Inc
5.63%, 06/15/2043(d)	129,600	134,784

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
February 28, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Morgan $	20,678	$20,678
Stanley Repurchase Agreement; 0.15%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $21,091,777; 0.00% - 3.88%;
dated 06/14/13 - 12/27/22)
$119,320
TOTAL REPURCHASE AGREEMENTS	$119,320
Total Investments	$5,140,719
Other Assets in Excess of Liabilities, Net - 0.87%	$44,984
TOTAL NET ASSETS - 100.00%	$5,185,703

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,335,375 or 25.75% of net assets.
(b)	Non-Income Producing Security
(c)	Affiliated Security
(d)	Variable Rate. Rate shown is in effect at February 28, 2013.
(e)	Security is Illiquid

Portfolio Summary (unaudited)
Sector	Percent
Financial	85 .36%
Utilities	6 .79%
Communications	3 .53%
Industrial	1 .51%
Government	0.97%
Energy	0.66%
Diversified	0 .26%
Exchange Traded Funds	0 .05%
Other Assets in Excess of Liabilities, Net	0 .87%
TOTAL NET ASSETS	100.00%

August 31, 2012 Shares	August 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	February 28, 2013 Shares	February 28, 2013 Cost
Affiliated Securities

Centaur Funding Corp 9.08%	54,403	$59,224	2,800	$3,493	—	$—	57,203	$62,717

$59,224	$3,493	$–	$62,717

Income	Realized Gain/Loss on Investments	Realized Gain from Capital Gain Distributions

Centaur Funding Corp 9.08%	$	2,533	$—	$	—
$	2,533	$—	$	—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2013 (unaudited)

COMMON STOCKS - 94.95%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Automobile Manufacturers - 1.79%			Healthcare - Products - 2.11%
New Flyer Industries Inc	676,637	$6,758	Meridian Bioscience Inc	79,837	$1,693
			Teleflex Inc	78,383	6,267
Automobile Parts & Equipment - 1.76%					$7,960
Autoliv Inc	102,166	6,659	Healthcare - Services - 0.44%
			CML HealthCare Inc	233,840	1,662
Banks - 7.99%
City Holding Co	71,933	2,728	Housewares - 0.71%
Community Trust Bancorp Inc	128,518	4,386	Newell Rubbermaid Inc	115,333	2,692
First Financial Bancorp	125,693	1,927
FirstMerit Corp	358,799	5,425
FNB Corp/PA	162,074	1,841	Insurance - 6.42%
PacWest Bancorp	169,208	4,624	Fidelity National Financial Inc	194,985	4,863
Sterling Bancorp/NY	287,278	2,922	HCC Insurance Holdings Inc	112,170	4,487
TrustCo Bank Corp NY	336,804	1,755	OneBeacon Insurance Group Ltd	203,207	2,717
Washington Trust Bancorp Inc	171,576	4,536	PartnerRe Ltd	59,929	5,348
		$30,144	Protective Life Corp	114,966	3,670
			Validus Holdings Ltd	88,250	3,144
Chemicals - 5.62%					$24,229
Canexus Corp	691,037	6,151
Huntsman Corp	287,737	4,958	Investment Companies - 1.10%
Rockwood Holdings Inc	77,214	4,834	Ares Capital Corp	225,121	4,168
RPM International Inc	173,411	5,273
		$21,216	Machinery - Diversified - 2.78%
			Applied Industrial Technologies Inc	88,329	3,834
Coal - 1.83%			IDEX Corp	130,787	6,661
Alliance Resource Partners LP	111,500	6,923			$10,495
Commercial Services - 2.06%			Media - 1.95%
Landauer Inc	55,066	3,233	Sinclair Broadcast Group Inc	521,906	7,349
McGrath RentCorp	153,476	4,526
		$7,759	Miscellaneous Manufacturing - 1.34%
Computers - 0.68%			Crane Co	93,741	5,042
MTS Systems Corp	47,802	2,581
			Oil & Gas - 6.74%
			BreitBurn Energy Partners LP	220,806	4,295
Consumer Products - 3.16%			HollyFrontier Corp	85,819	4,823
Kimberly-Clark de Mexico SAB de CV ADR	340,732	5,411
Tupperware Brands Corp	83,288	6,516	Pengrowth Energy Corp	1,092,169	4,649
			Suburban Propane Partners LP	105,430	4,439
		$11,927	Vermilion Energy Inc	91,363	4,728
Diversified Financial Services - 0.83%			Zargon Oil & Gas Ltd	354,086	2,482
Fly Leasing Ltd ADR	229,189	3,140			$25,416
			Packaging & Containers - 1.02%
Electric - 3.57%			Packaging Corp of America	91,866	3,838
Alliant Energy Corp	53,000	2,528
Great Plains Energy Inc	67,039	1,463
Pepco Holdings Inc	153,595	3,116	Pipelines - 1.86%
PNM Resources Inc	164,123	3,686	Atlas Pipeline Partners LP	174,844	5,777
SCANA Corp	54,597	2,667	ONEOK Inc	27,415	1,233
		$13,460			$7,010
			Private Equity - 1.69%
Electrical Components & Equipment - 2.94%			Hercules Technology Growth Capital Inc	507,418	6,358
Hubbell Inc	59,629	5,540
Molex Inc	199,862	5,538
		$11,078	REITS - 13.62%
			Agree Realty Corp	134,289	3,769
Electronics - 1.11%			American Capital Agency Corp	101,846	3,231
Garmin Ltd	121,961	4,188	CapLease Inc	714,718	4,274
			Capstead Mortgage Corp	387,152	4,855
Food - 0.86%			Colony Financial Inc	196,693	4,357
B&G Foods Inc	110,464	3,248	CYS Investments Inc	215,519	2,556
			Digital Realty Trust Inc	89,024	5,963
			EastGroup Properties Inc	28,855	1,639
Gas - 0.92%			EPR Properties	93,789	4,576
Vectren Corp	104,951	3,463	Hatteras Financial Corp	140,888	3,760
			Medical Properties Trust Inc	295,379	4,289
Hand & Machine Tools - 3.01%			Omega Healthcare Investors Inc	290,027	8,118
Lincoln Electric Holdings Inc	93,228	5,226			$51,387
Snap-on Inc	76,380	6,131
		$11,357

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS	Maturity
Retail - 0.80%			(continued)	Amount (000's)	Value(000	's)
Guess? Inc	109,027	$3,019	Banks (continued)
			Investment in Joint Trading Account; Morgan	$3,576	$3,576
			Stanley Repurchase Agreement; 0.15%
Semiconductors - 5.27%			dated 02/28/2013 maturing 03/01/2013
Cypress Semiconductor Corp	436,140	4,593
Maxim Integrated Products Inc	231,134	7,207	(collateralized by US Government
Microchip Technology Inc	178,977	6,527	Securities; $3,647,294; 0.00% - 3.88%;
MKS Instruments Inc	57,425	1,558	dated 06/14/13 - 12/27/22)
		$19,885			$20,633
			TOTAL REPURCHASE AGREEMENTS		$20,633
Software - 0.98%			Total Investments		$380,730
Computer Programs & Systems Inc	70,647	3,684	Liabilities in Excess of Other Assets, Net - (0.91)%		$(3,428)
			TOTAL NET ASSETS - 100.00%		$377,302
Telecommunications - 4.56%
Consolidated Communications Holdings Inc	410,320	6,893
Harris Corp	142,720	6,861
Windstream Corp	402,067	3,454
		$17,208	Portfolio Summary (unaudited)
			Sector		Percent
Toys, Games & Hobbies - 1.94%			Financial		37 .61%
Hasbro Inc	183,022	7,325	Industrial		13 .69%
			Energy		10 .43%
Trucking & Leasing - 1.49%			Consumer, Non-cyclical		8 .63%
TAL International Group Inc	130,433	5,615	Consumer, Cyclical		7 .00%
			Technology		6 .93%
TOTAL COMMON STOCKS		$358,243	Communications		6.51%
			Basic Materials		5.62%
CONVERTIBLE PREFERRED STOCKS -0.49%	Shares Held	Value (000's)	Utilities		4 .49%
			Liabilities in Excess of Other Assets, Net		(0 .91)%
REITS- 0.49%			TOTAL NET ASSETS		100.00%
Alexandria Real Estate Equities Inc	67,829	1,854
TOTAL CONVERTIBLE PREFERRED STOCKS		$1,854
	Maturity
REPURCHASE AGREEMENTS - 5.47%	Amount (000's)	Value (000's)

Banks- 5.47%
Investment in Joint Trading Account; Credit	$2,235	$2,235
Suisse Repurchase Agreement; 0.16%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $2,279,558; 4.38% - 6.13%;
dated 11/15/27 - 11/15/39)
Investment in Joint Trading Account; Deutsche	5,364	5,363
Bank Repurchase Agreement; 0.19% dated
02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $5,470,939; 0.00% - 7.25%;
dated 03/25/13 - 05/15/30)
Investment in Joint Trading Account; JP	4,693	4,693
Morgan Repurchase Agreement; 0.16%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $4,787,072; 0.00% - 10.35%;
dated 03/15/13 - 02/15/42)
Investment in Joint Trading Account; Merrill	4,766	4,766
Lynch Repurchase Agreement; 0.13%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $4,861,276; 0.00% - 9.38%;
dated 07/01/13 - 11/07/36)

See accompanying notes.

Glossary to the Schedules of Investments
February 28, 2013 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Rouble
USD/$	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

BLUE CHIP FUND
Institutional shares
2013	(b)	$10 .64	$0.06	$1.10	$1.16	($0 .06)	($0 .01)	($0 .07)	$11.73
2012	(f)	10.00	0 .02	0 .62	0 .64	–	–	–	10 .64
BOND MARKET INDEX FUND
Class J shares
2013	(b)	11.17	0 .06	(0.09)	( 0 .03)	( 0 .17)	(0.01)	( 0 .18)	10 .96
2012		10.86	0 .16	0 .36	0 .52	( 0 .21)	–	( 0 .21)	11 .17
2011		10.65	0 .21	0 .16	0 .37	( 0 .14)	(0.02)	( 0 .16)	10 .86
2010	(i)	10.17	0 .08	0 .40	0 .48	–	–	–	10 .65
Institutional shares
2013	(b)	11.27	0 .09	(0.09)	–	( 0 .24)	(0.01)	( 0 .25)	11 .02
2012		10.95	0 .23	0 .36	0 .59	( 0 .27)	–	( 0 .27)	11 .27
2011		10.71	0 .28	0 .17	0 .45	( 0 .19)	(0.02)	( 0 .21)	10 .95
2010	(j)	10.00	0 .18	0 .53	0 .71	–	–	–	10 .71
R-1 shares
2013	(b)	11.15	0 .04	(0.09)	( 0 .05)	( 0 .14)	(0.01)	( 0 .15)	10 .95
2012		10.85	0 .13	0 .36	0 .49	( 0 .19)	–	( 0 .19)	11 .15
2011		10.65	0 .18	0 .17	0 .35	( 0 .13)	(0.02)	( 0 .15)	10 .85
2010	(j)	10.00	0 .12	0 .53	0 .65	–	–	–	10 .65
R-2 shares
2013	(b)	11.16	0 .05	(0.09)	( 0 .04)	( 0 .16)	(0.01)	( 0 .17)	10 .95
2012		10.86	0 .15	0 .35	0 .50	( 0 .20)	–	( 0 .20)	11 .16
2011		10.66	0 .20	0 .17	0 .37	( 0 .15)	(0.02)	( 0 .17)	10 .86
2010	(j)	10.00	0 .13	0 .53	0 .66	–	–	–	10 .66
R-3 shares
2013	(b)	11.19	0 .06	(0.10)	( 0 .04)	( 0 .19)	(0.01)	( 0 .20)	10 .95
2012		10.89	0 .16	0 .36	0 .52	( 0 .22)	–	( 0 .22)	11 .19
2011		10.67	0 .22	0 .17	0 .39	( 0 .15)	(0.02)	( 0 .17)	10 .89
2010	(j)	10.00	0 .14	0 .53	0 .67	–	–	–	10 .67
R-4 shares
2013	(b)	11.21	0 .07	(0.10)	( 0 .03)	( 0 .20)	(0.01)	( 0 .21)	10 .97
2012		10.90	0 .19	0 .36	0 .55	( 0 .24)	–	( 0 .24)	11 .21
2011		10.68	0 .24	0 .17	0 .41	( 0 .17)	(0.02)	( 0 .19)	10 .90
2010	(j)	10.00	0 .15	0 .53	0 .68	–	–	–	10 .68
R-5 shares
2013	(b)	11.23	0 .07	(0.09)	( 0 .02)	( 0 .22)	(0.01)	( 0 .23)	10 .98
2012		10.92	0 .20	0 .36	0 .56	( 0 .25)	–	( 0 .25)	11 .23
2011		10.69	0 .25	0 .17	0 .42	( 0 .17)	(0.02)	( 0 .19)	10 .92
2010	(j)	10.00	0 .16	0 .53	0 .69	–	–	–	10 .69

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

11.02	%(c)	$5,867	0 .75	%(d)	1.36%(d),(e)		1 .13	%(d)	7 .2	%(d)
6 .40	(c)	5,321	0 .75	(d)	4 .83 (d)	,(e)	0 .87	(d)	7.3	(d)

(0 .34) (c),(g)		28,892	0 .81	(d)	1.01 (d)	,(h)	1 .05	(d)	92.4	(d)
4.84	(g)	31,642	0.89		1.07	(h)	1 .47		144.0
3.56	(g)	30,271	0.87		1.01	(h)	2 .00		84.6
4 .72 (c)	,(g)	29,318	1 .29	(d)	1.37 (d)	,(h)	1 .57	(d)	216.8	(d)

(0.07	) (c)	1,656,809	0 .26	(d)	0 .26 (d)	,(e)	1 .60	(d)	92.4	(d)
5.50		1,553,862	0.26		0 .26	(e)	2 .06		144.0
4.30		965,143	0.27		0 .27	(e)	2 .60		84.6
7.10	(c)	530,223	0 .26	(d)	0 .26 (d)	,(e)	2 .54	(d)	216.8	(d)

(0 .50	) (c)	1,989	1 .13	(d)	1 .13 (d)	,(e)	0 .73	(d)	92.4	(d)
4.57		2,253	1.14		1 .14	(e)	1 .20		144.0
3.31		1,538	1.14		1 .14	(e)	1 .73		84.6
6 .50	(c)	2,133	1 .15	(d)	1 .16 (d)	,(e)	1 .70	(d)	216.8	(d)

(0 .45	) (c)	4,267	1 .00	(d)	1 .00 (d)	,(e)	0 .86	(d)	92.4	(d)
4.67		4,794	1.01		1 .01	(e)	1 .33		144.0
3.50		3,469	1.01		1 .01	(e)	1 .86		84.6
6 .60	(c)	3,814	1 .02	(d)	1 .02 (d)	,(e)	1 .83	(d)	216.8	(d)

(0 .39	) (c)	12,074	0 .82	(d)	0 .82 (d)	,(e)	1 .04	(d)	92.4	(d)
4.87		10,082	0.83		0 .83	(e)	1 .50		144.0
3.74		5,716	0.83		0 .83	(e)	2 .04		84.6
6 .70	(c)	5,206	0 .84	(d)	0 .84 (d)	,(e)	2 .01	(d)	216.8	(d)

(0 .33	) (c)	7,730	0 .63	(d)	0 .63 (d)	,(e)	1 .22	(d)	92.4	(d)
5.16		6,175	0.64		0 .64	(e)	1 .74		144.0
3.90		5,894	0.64		0 .64	(e)	2 .23		84.6
6 .80	(c)	2,675	0 .65	(d)	0 .65 (d)	,(e)	2 .20	(d)	216.8	(d)

(0 .26	) (c)	25,196	0 .51	(d)	0 .51 (d)	,(e)	1 .34	(d)	92.4	(d)
5.25		21,032	0.52		0 .52	(e)	1 .80		144.0
4.05		11,004	0.52		0 .52	(e)	2 .35		84.6
6 .90	(c)	9,296	0 .53	(d)	0 .52 (d)	,(e)	2 .34	(d)	216.8	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2013.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from June 14, 2012, date operations commenced, through August 31, 2012.
(g)	Total return is calculated without the contingent deferred sales charge.
(h)	Excludes expense reimbursement from Manager and/or Distributor.
(i)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(j)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

DIVERSIFIED REAL ASSET FUND
Institutional shares
2013	(b)	$11.99	$0.08	$0.30	$0.38	($0 .15)	($0 .30)	($0 .45)	$11.92
2012		11.87	0.14	0.30	0 .44	( 0 .04)	(0.28)	( 0 .32)	11 .99
2011		10.14	0.15	1.64	1 .79	( 0 .04)	(0.02)	( 0 .06)	11 .87
2010	(f)	10.00	0.05	0.11	0 .16	( 0 .02)	–	( 0 .02)	10 .14
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2013	(b)	10.35	0.02	0.32	0 .34	–	(0.14)	( 0 .14)	10 .55
2012	(h)	10.00	(0.03)	0.38	0 .35	–	–	–	10 .35
GLOBAL OPPORTUNITIES FUND
Institutional shares
2013	(i)	10.00	–	0.47	0 .47	–	–	–	10 .47
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2013	(b)	9.51	0.09	1.21	1 .30	( 0 .31)	–	( 0 .31)	10 .50
2012		9.80	0.31	( 0 .36)	( 0 .05)	( 0 .23)	(0.01)	( 0 .24)	9 .51
2011		9.10	0.28	0.60	0 .88	( 0 .17)	(0.01)	( 0 .18)	9 .80
2010	(j)	10.00	0.17	( 1 .07)	( 0 .90)	–	–	–	9.10
R-1 shares
2013	(b)	9.34	0.04	1.19	1 .23	( 0 .24)	–	( 0 .24)	10 .33
2012		9.66	0.26	( 0 .39)	( 0 .13)	( 0 .18)	(0.01)	( 0 .19)	9 .34
2011		9.05	0.19	0.60	0 .79	( 0 .17)	(0.01)	( 0 .18)	9 .66
2010	(j)	10.00	0.12	( 1 .07)	( 0 .95)	–	–	–	9.05
R-2 shares
2013	(b)	9.52	0.05	1.20	1 .25	( 0 .26)	–	( 0 .26)	10 .51
2012		9.70	0.28	( 0 .39)	( 0 .11)	( 0 .06)	(0.01)	( 0 .07)	9 .52
2011		9.05	0.20	0.60	0 .80	( 0 .14)	(0.01)	( 0 .15)	9 .70
2010	(j)	10.00	0.09	( 1 .04)	( 0 .95)	–	–	–	9.05
R-3 shares
2013	(b)	9.41	0.06	1.19	1 .25	( 0 .27)	–	( 0 .27)	10 .39
2012		9.71	0.28	( 0 .37)	( 0 .09)	( 0 .20)	(0.01)	( 0 .21)	9 .41
2011		9.07	0.28	0.54	0 .82	( 0 .17)	(0.01)	( 0 .18)	9 .71
2010	(j)	10.00	0.10	( 1 .03)	( 0 .93)	–	–	–	9.07
R-4 shares
2013	(b)	9.46	0.07	1.19	1 .26	( 0 .26)	–	( 0 .26)	10 .46
2012		9.76	0.27	( 0 .35)	( 0 .08)	( 0 .21)	(0.01)	( 0 .22)	9 .46
2011		9.08	0.27	0.57	0 .84	( 0 .15)	(0.01)	( 0 .16)	9 .76
2010	(j)	10.00	0.17	( 1 .09)	( 0 .92)	–	–	–	9.08
R-5 shares
2013	(b)	9.48	0.07	1.20	1 .27	( 0 .29)	–	( 0 .29)	10 .46
2012		9.77	0.31	( 0 .37)	( 0 .06)	( 0 .22)	(0.01)	( 0 .23)	9 .48
2011		9.08	0.27	0.59	0 .86	( 0 .16)	(0.01)	( 0 .17)	9 .77
2010	(j)	10.00	0.09	( 1 .01)	( 0 .92)	–	–	–	9.08

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Dividends and Interest Expense on Shorts and Short Sale Fees)			Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

3.26%	(c)	$1,198,283	0.86%	(d)	– %		0.86%(d),(e)		1 .27%	(d)	99.2%	(d)
3.93		974,865	0.87		–		0 .87	(e)	1 .23		107.3
17.74		553,852	0.87		–		0 .87	(e)	1 .31		59.7
1.57	(c)	173,814	0.90	(d)	–		0 .90 (d)	,(e)	1 .16	(d)	38.1	(d)

3.33	(c)	505,894	2.34	(d)	1 .65 (d)	,(g)	2 .36 (d)	,(e)	0 .33	(d)	144.9	(d)
3.50	(c)	475,314	2.35	(d)	1 .65 (d)	,(g)	2 .38 (d)	,(e)	(0 .31	) (d)	196.0	(d)

4.70	(c)	101,026	0.95	(d)	–		1.91 (d)	,(e)	0 .20	(d)	188.8	(d)

13.72	(c)	863,248	0.32	(d)	–		0 .32 (d)	,(e)	1 .73	(d)	31.5	(d)
(0.27)		786,891	0.32		–		0 .32	(e)	3 .37		53.5
9.59		534,403	0.37		–		0 .38	(e)	2 .69		31.4
(9 .00	) (c)	343,101	0 .35	(d)	–		0 .38 (d)	,(e)	2 .74	(d)	48.3	(d)

13.24	(c)	93	1 .19	(d)	–		1 .19 (d)	,(e)	0 .87	(d)	31.5	(d)
(1.20)		70	1.19		–		1 .19	(e)	2 .86		53.5
8.64		22	1.26		–		1 .26	(e)	1 .85		31.4
(9 .50	) (c)	9	1 .23	(d)	–		3 .25 (d)	,(e)	1 .92	(d)	48.3	(d)

13.21	(c)	374	1 .06	(d)	–		1 .06 (d)	,(e)	0 .97	(d)	31.5	(d)
(1.11)		209	1.06		–		1 .06	(e)	2 .97		53.5
8.79		61	1.13		–		1 .13	(e)	1 .87		31.4
(9 .50	) (c)	47	1 .10	(d)	–		1 .90 (d)	,(e)	1 .43	(d)	48.3	(d)

13 .37	(c)	5,287	0 .88	(d)	–		0 .88 (d)	,(e)	1 .16	(d)	31.5	(d)
(0.81)		3,045	0.88		–		0 .88	(e)	3 .05		53.5
8.90		1,068	0.95		–		0 .95	(e)	2 .68		31.4
(9 .30	) (c)	55	0 .92	(d)	–		1 .76 (d)	,(e)	1 .54	(d)	48.3	(d)

13 .45	(c)	5,987	0 .69	(d)	–		0 .69 (d)	,(e)	1 .37	(d)	31.5	(d)
(0.60)		4,414	0.69		–		0 .69	(e)	2 .97		53.5
9.15		4,078	0.76		–		0 .76	(e)	2 .53		31.4
(9 .20	) (c)	1,089	0 .73	(d)	–		0 .77 (d)	,(e)	2 .78	(d)	48.3	(d)

13 .50	(c)	22,132	0 .57	(d)	–		0 .57 (d)	,(e)	1 .45	(d)	31.5	(d)
(0.48)		13,305	0.57		–		0 .57	(e)	3 .34		53.5
9.33		4,069	0.64		–		0 .64	(e)	2 .53		31.4
(9 .20	) (c)	1,652	0 .61	(d)	–		0 .66 (d)	,(e)	1 .48	(d)	48.3	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2013.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Excludes expense reimbursement from Manager.
(f)	Period from March 16, 2010, date operations commenced, through August 31, 2010.
(g)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(h)	Period from October 24, 2011, date operations commenced, through August 31, 2012.
(i)	Period from December 28, 2012, date operations commenced, through February 28, 2013.
(j)	Period from December 30, 2009, date operations commenced, through August 31, 2010.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PREFERRED SECURITIES FUND
Class J shares
2013	(b)	$10 .17	$0.26	$0.37	$0.63	($0 .29)	($0 .06)	($0 .35)	$10.45
2012		9.65	0 .55	0 .55	1 .10	(0.55)	( 0 .03)	(0.58)	10 .17
2011		9.70	0 .55	0 .01	0 .56	(0.55)	( 0 .06)	(0.61)	9.65
2010	(g)	8.74	0 .47	0 .97	1 .44	(0.48)	–	(0.48)	9.70
2009	(h)	6.59	0 .55	2 .15	2 .70	(0.55)	–	(0.55)	8.74
2008	(h)	9.97	0 .53	(3.39)	(2.86)	(0.52)	–	(0.52)	6.59
Institutional shares
2013	(b)	10.31	0 .28	0 .37	0 .65	(0.31)	( 0 .06)	(0.37)	10 .59
2012		9.78	0 .61	0 .55	1 .16	(0.60)	( 0 .03)	(0.63)	10 .31
2011		9.82	0 .62	0 .01	0 .63	(0.61)	( 0 .06)	(0.67)	9.78
2010	(g)	8.84	0 .53	0 .99	1 .52	(0.54)	–	(0.54)	9.82
2009	(h)	6.66	0 .61	2 .17	2 .78	(0.60)	–	(0.60)	8.84
2008	(h)	10.07	0 .60	(3.43)	(2.83)	(0.58)	–	(0.58)	6.66
R-1 shares
2013	(b)	10.28	0 .24	0 .37	0 .61	(0.27)	( 0 .06)	(0.33)	10 .56
2012		9.75	0 .53	0 .55	1 .08	(0.52)	( 0 .03)	(0.55)	10 .28
2011		9.79	0 .53	0 .02	0 .55	(0.53)	( 0 .06)	(0.59)	9.75
2010	(g)	8.82	0 .46	0 .98	1 .44	(0.47)	–	(0.47)	9.79
2009	(h)	6.65	0 .54	2 .17	2 .71	(0.54)	–	(0.54)	8.82
2008	(h)	10.05	0 .52	(3.42)	(2.90)	(0.50)	–	(0.50)	6.65
R-2 shares
2013	(b)	10.24	0 .24	0 .37	0 .61	(0.28)	( 0 .06)	(0.34)	10 .51
2012		9.71	0 .54	0 .55	1 .09	(0.53)	( 0 .03)	(0.56)	10 .24
2011		9.75	0 .54	0 .02	0 .56	(0.54)	( 0 .06)	(0.60)	9.71
2010	(g)	8.79	0 .47	0 .97	1 .44	(0.48)	–	(0.48)	9.75
2009	(h)	6.62	0 .55	2 .17	2 .72	(0.55)	–	(0.55)	8.79
2008	(h)	10.02	0 .53	(3.41)	(2.88)	(0.52)	–	(0.52)	6.62
R-3 shares
2013	(b)	10.26	0 .26	0 .37	0 .63	(0.29)	( 0 .06)	(0.35)	10 .54
2012		9.73	0 .56	0 .55	1 .11	(0.55)	( 0 .03)	(0.58)	10 .26
2011		9.78	0 .56	0 .01	0 .57	(0.56)	( 0 .06)	(0.62)	9.73
2010	(g)	8.81	0 .49	0 .98	1 .47	(0.50)	–	(0.50)	9.78
2009	(h)	6.63	0 .57	2 .17	2 .74	(0.56)	–	(0.56)	8.81
2008	(h)	10.04	0 .55	(3.43)	(2.88)	(0.53)	–	(0.53)	6.63
R-4 shares
2013	(b)	10.25	0 .27	0 .37	0 .64	(0.30)	( 0 .06)	(0.36)	10 .53
2012		9.72	0 .58	0 .55	1 .13	(0.57)	( 0 .03)	(0.60)	10 .25
2011		9.77	0 .59	–	0.59	(0.58)	( 0 .06)	(0.64)	9.72
2010	(g)	8.80	0 .50	0 .98	1 .48	(0.51)	–	(0.51)	9.77
2009	(h)	6.63	0 .58	2 .17	2 .75	(0.58)	–	(0.58)	8.80
2008	(h)	10.03	0 .57	(3.42)	(2.85)	(0.55)	–	(0.55)	6.63
R-5 shares
2013	(b)	10.28	0 .28	0 .36	0 .64	(0.30)	( 0 .06)	(0.36)	10 .56
2012		9.75	0 .59	0 .55	1 .14	(0.58)	( 0 .03)	(0.61)	10 .28
2011		9.79	0 .60	0 .01	0 .61	(0.59)	( 0 .06)	(0.65)	9.75
2010	(g)	8.81	0 .49	1 .01	1 .50	(0.52)	–	(0.52)	9.79
2009	(h)	6.64	0 .59	2 .17	2 .76	(0.59)	–	(0.59)	8.81
2008	(h)	10.05	0 .58	(3.43)	(2.85)	(0.56)	–	(0.56)	6.64

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

6.27%(c),(d)		$35,493	1.23%	(e)	1.43%(e),(f)		4.96%	(e)	24.5%	(e)
11.96	(d)	30,976	1.28		1.46	(f)	5 .74		22.9
5.80	(d)	28,544	1.33		1.46	(f)	5 .57		16.8
16.97 (c)	,(d)	27,450	1.45	(e)	1.51 (e)	,(f)	6.19	(e)	23.4	(e)
43.45	(d)	22,511	1.50		1.55	(f)	7 .73		26.2
(29 .84	) (d)	16,099	1.46		–		5 .94		18.7

6.43	(c)	2,028,284	0.74	(e)	0.74 (e)	,(i)	5.44	(e)	24.5	(e)
12.49		1,754,687	0.75		0.75	(i)	6 .25		22.9
6.43		1,519,392	0.76		0.76	(i)	6 .16		16.8
17.67		1,292,939	0.75	(e)	–		6.89	(e)	23.4	(e)
44.52		1,279,494	0.74		–		8 .52		26.2
(29 .34)		909,039	0.74		–		6 .70		18.7

6.01	(c)	1,745	1.58	(e)	–		4.57	(e)	24.5	(e)
11.60		1,686	1.59		–		5 .44		22.9
5.56		1,328	1.60		–		5 .28		16.8
16.77	(c)	1,458	1.60	(e)	–		6.01	(e)	23.4	(e)
43.25		1,272	1.61		–		7 .44		26.2
(29 .92)		593	1.62		–		5 .83		18.7

6.00	(c)	1,099	1.45	(e)	–		4.70	(e)	24.5	(e)
11.80		1,065	1.46		–		5 .55		22.9
5.72		731	1.47		–		5 .39		16.8
16.86	(c)	919	1.47	(e)	–		6.14	(e)	23.4	(e)
43.60		1,054	1.48		–		7 .70		26.2
(29 .91)		667	1.49		–		5 .96		18.7

6.18	(c)	2,872	1.27	(e)	–		4.98	(e)	24.5	(e)
11.96		4,161	1.28		–		5 .73		22.9
5.80		3,704	1.29		–		5 .59		16.8
17.09	(c)	1,962	1.29	(e)	–		6.37	(e)	23.4	(e)
43.92		1,657	1.30		–		8 .16		26.2
(29 .83)		1,518	1.31		–		6 .16		18.7

6.29	(c)	1,091	1.08	(e)	–		5.14	(e)	24.5	(e)
12.17		709	1.09		–		5 .98		22.9
5.99		923	1.10		–		5 .85		16.8
17.29	(c)	2,130	1.10	(e)	–		6.55	(e)	23.4	(e)
44.04		2,218	1.11		–		8 .18		26.2
(29 .63)		1,710	1.12		–		6 .34		18.7

6.34	(c)	4,775	0.96	(e)	–		5.37	(e)	24.5	(e)
12.28		2,402	0.97		–		6 .00		22.9
6.23		1,528	0.98		–		5 .93		16.8
17.46	(c)	656	0.98	(e)	–		6.31	(e)	23.4	(e)
44.16		1,098	0.99		–		7 .93		26.2
(29 .58)		492	1.00		–		6 .49		18.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2013.
(c)	Total return amounts have not been annualized.
(d)	Total return is calculated without the contingent deferred sales charge.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(h)	For the period November 1 to October 31 in the year indicated.
(i)	Excludes expense reimbursement from Manager.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS,INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2013	(b)	$10 .49	$0.22	$1.09	$1.31	($0 .20)	($0 .03)	($0 .23)	$11.57
2012		9.30	0 .40	1 .21	1 .61	( 0 .42)	–	( 0 .42)	10 .49
2011	(e)	10.00	0 .09	(0.79)	( 0 .70)	–	–	–	9.30

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Total Return		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

12.68%	(c)	$315,899	0.83%	(d)	4.03%	(d)	17.5%	(d)
17.87		280,303	0.84		4 .06		19.1
(7 .00	) (c)	212,818	0.86	(d)	3 .79	(d)	43.5	(d)

(a)	Calculated based on average shares outstanding during the period.
(b)	Six months ended February 28, 2013.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Period from June 6, 2011, date operations commenced, through August 31, 2011.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Actual				Hypothetical
		Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period September 1, 2012 to February 28, 2013 (a)		Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period September 1, 2012 to February 28, 2013 (a)	Annualized Expense Ratio

	Blue Chip Fund
	Institutional	$1,000.00	$1,110.23	$3.92		$1,000.00	$1,021.08	$3.76	0.75%

	Bond Market Index Fund
	Class J	1,000.00	996.61	4.01		1,000.00	1,020.78	4.06	0.81
	Institutional	1,000.00	999.35	1.29		1,000.00	1,023.51	1.30	0.26
R	-1	1,000.00	994.99	5.59		1,000.00	1,019.19	5.66	1.13
R	-2	1,000.00	995.51	4.95		1,000.00	1,019.84	5.01	1.00
R	-3	1,000.00	996.10	4.06		1,000.00	1,020.73	4.11	0.82
R	-4	1,000.00	996.74	3.12		1,000.00	1,021.67	3.16	0.63
R	-5	1,000.00	997.45	2.53		1,000.00	1,022.27	2.56	0.51

	Diversified Real Asset Fund
	Institutional	1,000.00	1,032.60	4.33		1,000.00	1,020.53	4.31	0.86

	Global Multi-Strategy Fund
	Institutional	1,000.00	1,033.33	11.80		1,000.00	1,013.19	11.68	2.34

	Global Multi-Strategy Fund (Excluding Dividends and
	Interest Expense on Shorts and Short Sale Fees)
	Institutional	1,000.00	1,033.30	8.32		1,000.00	1,016.51	8.28	1.65

	Global Opportunities Fund
	Institutional	1,000.00	1,047.00	1.63	(b)	1,000.00	1,020.13	4.71	0.95

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

			Actual			Hypothetical
		Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period September 1, 2012 to February 28, 2013 (a)	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period September 1, 2012 to February 28, 2013 (a)	Annualized Expense Ratio

	International Equity Index Fund
	Institutional	$1,000.00	$1,137.21	$1.70	$1,000.00	$1,023.21	$1.61	0.32%
R	-1	1,000.00	1,132.39	6.29	1,000.00	1,018.89	5.96	1.19
R	-2	1,000.00	1,132.09	5.60	1,000.00	1,019.54	5.31	1.06
R	-3	1,000.00	1,133.66	4.66	1,000.00	1,020.43	4.41	0.88
R	-4	1,000.00	1,134.52	3.65	1,000.00	1,021.37	3.46	0.69
R	-5	1,000.00	1,134.98	3.02	1,000.00	1,021.97	2.86	0.57

	Preferred Securities Fund
	Class J	1,000.00	1,062.67	6.29	1,000.00	1,018.70	6.16	1.23
	Institutional	1,000.00	1,064.29	3.79	1,000.00	1,021.12	3.71	0.74
R	-1	1,000.00	1,060.12	8.07	1,000.00	1,016.96	7.90	1.58
R	-2	1,000.00	1,059.96	7.41	1,000.00	1,017.60	7.25	1.45
R	-3	1,000.00	1,061.78	6.49	1,000.00	1,018.50	6.36	1.27
R	-4	1,000.00	1,062.94	5.52	1,000.00	1,019.44	5.41	1.08
R	-5	1,000.00	1,063.38	4.91	1,000.00	1,020.03	4.81	0.96

	Small-MidCap Dividend Income Fund
	Institutional	1,000.00	1,126.80	4.38	1,000.00	1,020.68	4.16	0.83

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (December 28, 2012 to February 28, 2013), multiplied by 62/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Elizabeth Ballantine	Principal, EBA Associates	100	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	100	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	100	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	100	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	100	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	100	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	100	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	100	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	100	None
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Michael J. Beer	Executive Vice President, Principal	100	None
Director, Executive Vice President	Funds Distributor, Inc. (“PFD”)
Member, Executive Committee	Vice President/Mutual Funds and
1961	Broker Dealer, Principal Life
Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	100	None
Director, President, CEO, and	Director, Finisterre since 2011
Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

*Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, PMC since 2011
El Dorado Hills, CA 95762	Senior Vice President, PMC since 2010
1967	Senior Vice President, Princor since 2010
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD since 2009
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager since 2009
1973	Counsel, Princor since 2009
Counsel, PSS since 2009

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor since 2009
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager
1972	Counsel, Princor
Counsel, PSS

Dan Westholm	Director – Treasury, PFA since 2011
Assistant Treasurer	Director – Treasury, PFD since 2011
711 High Street, Des Moines, IA 50392	Director – Treasury, PLIC
1966	Director – Treasury, the Manager
Director – Treasury, Princor since 2011
Director – Treasury, PSS

Beth Wilson	Vice President, the Manager
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 28, 2012, and the Statement of Additional Information dated December 28, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various Sub-advisory agreements for all Funds; (2) an Amended Sub-advisory Agreement with Principal Global Investors, LLC (“PGI”) related to the Global Opportunities Fund; (3) an Amended Management Agreement with Principal Management Corporation (the “Manager”) related to the addition of the Global Opportunities Fund; (4) a Sub-advisory Agreement with Finisterre Capital LLP (“Finisterre”) related to the Global Multi-Strategy Fund; and (5) an Amended Sub-advisory Agreement with Tortoise Capital Advisors, LLC (“Tortoise”) related to the Diversified Real Asset Fund.

Annual Review and Renewal of Management Agreement and Sub-advisory Agreements.

At its September 11, 2012 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-advisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf of the eight series of PFI evaluated at the September meeting (each series is referred to as a “Fund”) (2) the Sub-advisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management, Inc.; Cliffwater LLC, Credit Suisse Asset Management LLC; Edge Asset Management Inc. (“Edge”), Jennison Associates, LLC; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Capital Management Corporation; Pacific Investment Management Company, LLC; PGI; Principal Real Estate Investors, LLC (“PRIN”); Spectrum Asset Management, Inc. (“Spectrum”); Symphony Asset Management, LLC; Tortoise, and Wellington Management Company, LLP. The Management Agreement and the Sub-advisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-advisors, and they considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Sub-advisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and found no issues that needed to be considered in connection with the renewal of the Advisory Agreements.

The Board considered the nature, quality and extent of services provided under each Sub-advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, investment approach of the Sub-advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Sub-advisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Sub-advisory Agreement be continued.

Investment Performance. The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Sub-advisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, as applicable. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-advisor at the appropriate time, if necessary.

As to each Fund, the Manager advised the Board that the investment services delivered by each Sub-advisor to the Fund were reasonable, the Sub-advisor’s longer-term track record justified continuing the contract with more in-depth monitoring or sufficient remedial steps had been taken by the Sub-advisor that it justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Sub-advisor either met or exceeded acceptable levels of investment performance; or (ii) although the Fund experienced underperformance from the subject Sub-advisor, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees. The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Sub-advisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, as applicable. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. There were some Funds, or certain Sub-advisors for a multi-manager Fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered the longer-term performance of the Funds. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-advisor at the appropriate time, if necessary.

As to each Fund, the Manager had advised the Board that the investment services delivered by each Sub-advisor to the Fund were reasonable, the Sub-advisor’s longer-term track record justified continuing the contract with more in-depth monitoring or sufficient remedial steps had been taken by the Sub-advisor that it justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Sub-advisor either met or exceeded acceptable levels of investment performance; or (ii) although the Fund experienced underperformance from the subject Sub-advisor, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Profitability. The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the Management Agreement, for the year ended December 31, 2011. The Board also considered the returns on revenue generated in connection with the payment of Sub-advisory fees to affiliated Sub-advisors (PGI, PRIN, Edge, and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the International Equity Index Fund series and Bond Market Index Fund series of PFI do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee for all Fund assets.

Sub-advisory Fees, Economies of Scale and Profitability. For each Fund the Board considered the Sub-advisory fees, noting that the Manager compensates each Sub-advisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the Sub-advisory services provided to each Fund and, if so, whether the Sub-advisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the Sub-advisory fees and the factor of profitability, with respect to unaffiliated Sub-advisors, the Board considered that the Sub-advisory fee rate was negotiated at arm’s-length between the Manager and each Sub-advisor. The Board considered the profitability of the affiliated Sub-advisors in conjunction with their review of the profitability of the Manager.

Other Benefits to the Manager and Sub-advisors. The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Sub-advisor from their relationships with the Funds. The Board also considered as a part of this analysis each Sub-advisor’s soft dollar practices and brokerage practices. The Board concluded that management and Sub-advisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions. Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Advisory Agreements for Global Opportunities Fund

On September 11, 2012, the Board considered for approval the following agreements related to the newly established Global Opportunities Fund (the “Fund”): (1) the management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the sub-advisory agreement (“Sub-advisory Agreement”) between the Manager and PGI (the “Sub-advisor”). (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI Funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing Sub-advisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, investment approach of the Sub-advisor, the experience and skills of the Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Sub-advisor currently provides sub-advisory services for other PFI Funds, and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing Sub-advisors and that the Manager recommended the Sub-advisor based upon that program.

Investment Performance. As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board considered the experience of the portfolio management team and reviewed the historical outperformance of a global opportunities strategy for a separately managed account since July 2010, at which time the Sub-advisor began managing the strategy, in comparison to a relevant benchmark. Such performance was also compared to the relevant Morningstar peer group. The Board concluded, based on this information, that the historical investment performance record of the portfolio management team was satisfactory.

Fees, Economies of Scale and Profitability. The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Sub-advisor. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the sub-advisory fees proposed to be paid to the Sub-advisor, the Board noted that the Manager compensates the Sub-advisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes one breakpoint and concluded that the fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

In addition, in evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the Fund’s anticipated expense ratio and considered that the Manager proposed to cap the total expense ratio for the class of the Fund at a certain level through December 31, 2014. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by the Manager and Sub-advisor. The Board noted that the Sub-advisor may use soft dollars and that the Sub-advisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the management and sub-advisory fees were reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Finisterre Sub-advisory Agreement

On December 11, 2012, the Board considered for approval the following agreement related to the Global Multi-Strategy Fund (the “Fund”): the approval of a sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Finisterre (the “Sub-advisor”) with respect to an emerging markets credit opportunities segment of the Fund.

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Sub-advisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, investment approach of the Sub-advisor, the experience and skills of the Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing Sub-advisors and that the Manager recommended the Sub-advisor based upon that program.

Investment Performance. The Board reviewed the historical one-year, three-year, five-year and since inception (February 2006) performance as of September 30, 2012 of the Sub-advisor in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant peer group and benchmark index. The Board concluded, based on this information, that the historical investment performance record of the Sub-advisor was satisfactory.

Fees, Economies of Scale and Profitability. The Board considered the proposed sub-advisory fee, noting that the Manager compensates Sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-advisory Agreement. The Board noted that the sub-advisory fee schedule includes one breakpoint and concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale at the Fund’s current asset levels. The Board also noted the expected loss to the Sub-advisor during the first year it provides services to the Fund. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.

Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisor when evaluating the sub-advisory fee. The Board concluded that taking into account these potential benefits, the proposed sub-advisory fee was reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory Agreement are fair and reasonable and that approval of the Sub-advisory Agreement is in the best interests of the Fund.

Tortoise Sub-advisory Agreement

On December 11, 2012, the Board considered for approval the following agreement related to the Diversified Real Asset Fund: the approval of an amended and restated sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Tortoise (the “Sub-advisor”) in connection with a proposal to reduce the Sub-advisor’s fee.

The Board reviewed materials received from the Manager regarding the proposed sub-advisory fee reduction. The Board considered the Manager’s representation that the sub-advisory fee reduction would not reduce the quality or quantity of the services provided by the Sub-advisor to the Fund and that the Sub-advisor’s obligations under the Sub-advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any changes to the terms of the Sub-advisory Agreement, other than to the fee schedule.

The Board considered that they had last approved the Sub-advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2012 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by the Sub-advisor under the Sub-advisory Agreement and had concluded, based on the information provided, that the terms of the Sub-advisory Agreement were reasonable and that approval of the Sub-advisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the reduced sub-advisory fee at this time and, accordingly, recommended to the Board of Directors the approval of the Sub-advisory Agreement.

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders
Principal Funds, Inc. – Global Multi-Strategy Fund
Held February 26, 2013

1.	Approval of a new sub-advisory agreement with Finisterre Capital, LLP for the Global Multi-Strategy Fund:

In Favor	Opposed	Abstain
32,414,543.724	399,799.630	1,609,224.966

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

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A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Insurance products and plan administrative services are provided by Principal life Insurance Company. Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, member SIPC.

Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.

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May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency

FV675-03 | 04/2013 | #t13020502q0
©2013 Principal Financial Services, Inc.

CLASS A, C & P SHARES

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

February 28, 2013

                                                                                                           PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

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This Notice applies to:	customers, plan participants or beneficiaries within the
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HOW WE COLLECT INFORMATION	x to prevent fraud,
We collect data about you as we do business with you.	x to comply with inquiries from government agencies or
Some of the sources of this data are as follows:	other regulators, or
x Information we obtain when you apply or enroll for	x for other legal purposes.
products or services. You may provide facts such as
your name; address; Social Security number; financial	We also may share personal information:
status; and, when applicable, health history.	x with others that service your accounts, or that perform
x Information we obtain from others. This may include	services on our behalf;
claim reports, medical records, when applicable, credit	x with others with whom we may have joint marketing
reports, property values and similar data.	agreements. These include financial services companies
x Information we obtain through our transactions	(such as other insurance companies, banks or mutual
and experience with you. This includes your claims	fund companies); and
history, payment and investment records, and account	x with other companies with your consent, at your request
values	and balances.	or as allowed by law.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we collect when you visit our websites.

MM 2458-11	01/2013	Page 1 of 2	F445PS-13

MEDICAL INFORMATION	MORE INFORMATION
We do not share medical information among companies	You may write to us if you have questions about our Privacy
of the Principal Financial Group or with others except:	Notice. Contact our Privacy Officer at P.O. Box 14582,
x when needed to service your policies, accounts,	Des Moines, Iowa 50306-3582.
claims or contracts;
x when laws protecting your privacy permit it; or	Receipt of this notice does not mean your application has been
x when you consent.	accepted.
ACCURACY OF INFORMATION	We may change our privacy practices at times. We will give
you a revised notice when required by law.
We strive for accurate records. Please tell us if you
receive any incorrect materials from us. We will make the	Our privacy practices comply with all applicable laws. If a
appropriate changes.	state's privacy laws are more restrictive than those stated in
COMPANIES WITHIN THE PRINCIPAL FINANCIAL	this Notice, we compy with those laws.
GROUP
Several companies within the Principal Financial Group	Your agent, broker, registered representative, consultant or
are listed at the top of this Notice. The companies of the	advisor may have a different privacy policy.
Principal Financial Group are leading providers of
retirement savings, investment, and insurance products.	1-800-986-3343

MM 2458-11

01/2013

F456PS-13

CALIFORNIA PRIVACY NOTICE

This Notice is provided on behalf of the following
companies of the Principal Financial Group:

Principal Life Insurance Company
Principal National Life Insurance Company
Princor Financial Services Corporation
Principal Trust Company
Principal Global Investors, LLC
Principal Global Investors Trust
Principal Real Estate Investors, LLC
Principal Commercial Acceptance, LLC
Principal Commercial Funding, LLC
Principal Green Fund I, LP / PGF GP, LLC
Edge Asset Management, Inc. / Spectrum Asset Management, Inc.
Principal Variable Contracts Funds, Inc.
Principal Life Insurance Company Variable Life Separate Account
Principal National Life Insurance Company Variable Life Separate Account
Principal Life Insurance Company Separate Account B
Principal Funds, Inc. / Principal Funds Distributor, Inc.
Employers Dental Services, Inc. / Principal Dental Services, Inc.
JF Molloy & Associates, Inc. / Principal Wellness Company

PROTECTING YOUR PRIVACY	HOW WE SHARE INFORMATION
This Notice is required by law. It tells how we handle	We may share personal information about you or about former
personal information.	customers, plan participants or beneficiaries among companies
This Notice applies to individual residents of California	within the Principal Financial Group or with others for several
who:	reasons, including:
x own or apply for our products or services for personal	x to assist us in servicing your account;
use.	x to protect against potential identity theft or
x are employee benefit plan participants and	unauthorized transactions;
beneficiaries.	x to comply with inquiries from government agencies or other
Please note that in this Notice, “you” refers to only these	regulators, or for other legal purposes;
people. The Notice does not apply to an employer plan	x with your consent, at your request or as allowed by law.
sponsor or group policyholder.
MEDICAL INFORMATION
WE PROTECT INFORMATION WE COLLECT ABOUT
YOU	We do not share medical information among companies of the
We follow strict standards to protect personal information.	Principal Financial Group or with others except:
These standards include limiting access to data and	x when needed to service your policies, accounts, claims
regularly testing our security technology.	or contracts;

HOW WE COLLECT INFORMATION	x when laws protecting your privacy permit it; or
We collect data about you as we do business with you.	x when you consent.

Some of the sources of this data are as follows:	ACCURACY OF INFORMATION
x Information we obtain when you apply or enroll for
products or services. You may provide facts such as	We strive for accurate records. Please tell us if you receive any
your name; address; Social Security number; financial	incorrect materials from us. We will make the appropriate
status; and, when applicable, health history.	changes.

x Information we obtain from others. This may include	COMPANIES WITHIN THE PRINCIPAL FINANCIAL
claim reports, medical records, credit reports and	GROUP
similar data.
Several companies within the Principal Financial Group are
x Information we obtain through our transactions	listed at the top of this Notice. The companies of the Principal
and experience with you. This includes your claims	Financial Group are leading providers of retirement savings,
history, payment and investment records, and account	investment, and insurance products.
values.
x Information we obtain through the Internet. This
includes data from online forms you complete. It also
includes data we receive when you visit our website.

BB 9338-10	01/2013	Page 1 of 2	F445CA-10

MORE INFORMATION	Our privacy practices comply with all applicable laws.

You may write to us if you have questions about our Privacy	Your agent, broker, registered representative, consultant or
Notice. Contact our Privacy Officer at P.O. Box 14582,	advisor may have a different privacy policy.
Des Moines, Iowa 50306-3582.
1-800-986-3343
Receipt of this notice does not mean your application has been accepted.

We may change our privacy practices at times. We will give
you a revised notice when required by law.

BB 9338-10

01/2013

F456CA-10

Table of Contents

Letter from the President	1
Financial Statements	3
Notes to Financial Statements	13
Schedules of Investments	32
Financial Highlights (Includes performance information)	92
Shareholder Expense Example	96
Supplemental Information	98

Not FDIC or NCUA insured

May lose value s Not a deposit s No bank or credit union guarantee
Not insured by any Federal government agency

Dear Shareholder,

Both U.S. and international equity markets started 2013 on positive notes, returning 6.9% and 3.9% (respectively) as of February 28th.1 In the U.S., markets were up despite the threat of dramatic federal budget cuts set to begin March 1, helped in large part by improving manufacturing, housing and jobs data. For international markets, mildly improved economic sentiment in the European Union aided returns, though that region’s recession continued.

These results contrasted with the end of 2012, when international and U.S. markets were headed in opposite directions from one another. During the fourth quarter, international markets rallied on optimism that new plans announced by the European Central Bank would help Europe’s troubled nations. The U.S. market, however, barely mustered a positive fourth-quarter return as the country became mired in political drama — events surrounding the presidential election, followed by the protracted fiscal policy debate —which brought uncertainty to the market.2 Because markets tend to fluctuate, we believe the most prudent approach for investing your portfolio is to select an allocation that is broadly diversified both across and within asset classes.3 We encourage you to work with your financial professional in choosing investments and monitoring your portfolio’s performance as you work toward realizing your financial goals.

Investments to help you reach for your goals

Our mutual funds cover a wide range of asset classes to help you diversify your portfolio as you save for the future — whether you are investing for goals that are years down the road, or closer at hand. You can select a mix of our individual funds, or you can choose one of our asset allocation funds (which are already broadly diversified).

We have a long history of commitment to asset allocation investing. In fact, our expertise in this area recently was recognized by Lipper, which awarded Principal Funds a 2013 Lipper Award as the “Best Mixed-Asset Fund Manager over the 3-year period” out of 40 firms in the Large Company category.4 This award was based on the collective consistent performance of 15 of our asset allocation funds: 11 Principal LifeTime Funds, three Strategic Asset Management (SAM) Funds, and the Global Diversified Income Fund.5 If you are nearing or in retirement, we provide mutual funds structured with the goal of helping to support your retirement income needs over time. These funds focus on complementing traditional portfolios by combating three key retirement risks: longevity (the risk of outliving your savings), inflation and market volatility. For more information, ask your financial professional about our Principal Portfolio Construction StrategiesSM.

Whatever your financial goals, we have a wide range of mutual funds to help you succeed.

On behalf of everyone at Principal Funds, I thank you for your business.

Nora Everett, President and CEO
Principal Funds

About Principal LifeTime

The Principal LifeTime Funds, which are target-date funds, invest in underlying Principal Funds. Each Principal LifeTime Fund is managed toward a particular target (retirement) date, or the approximate date the participant or investor starts withdrawing money. As each Principal LifeTime Fund approaches its target date, the investment mix becomes more conservative by increasing exposure to generally more conservative investment options and reducing exposure to typically more aggressive investment options. The asset allocation for each Principal LifeTime Fund is regularly re-adjusted within a timeframe that extends 10-15 years beyond the target date, at which point it reaches its most conservative allocation. Principal LifeTime Funds assume the value of the investor's account will be withdrawn gradually during retirement. Neither the principal nor the underlying assets of the Principal LifeTime Funds are guaranteed at any time, including the target date. Investment risk remains at all times.

Past performance is no guarantee of future results

1

1 Broad U.S. equity market: Russell 3000 Index; international equities: MSCI World (ex-USA) Index
2 Content source for portions of this commentary: "On the Other Hand: Economic Insights," 4th quarter 2012 & February 2013 editions, by Bob Baur, Robin
Anderson and the Economic Committee, Principal Global Investors
3 Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.
4 Principal Management Corp. was ranked #1 out of 40 eligible companies in Lipper’s Mixed-Asset category for the three-year period ended 11/30/12. The lowest average decile rank of the three years’ Consistent Return (effective return) measure of the eligible funds per asset class and group determine the asset class group award winner over the three-year period. Asset class group awards are given for the three-year period only. The funds did not win the awards for other time periods. The individual funds that made up the category may not have ranked number one in their categories. Lipper’s large company universe is comprised of fund families with more than $43.5 billion in assets under management. Individual fund classification awards extend over 3, 5 and 10 years. The highest Lipper Leader for Consistent Return value within each eligible classification determines the fund classification winner over 3, 5 and 10 years.
5 Lipper rankings were based on Institutional class shares. Institutional class shares are available only to eligible investors such plan participants. See the prospectus for eligibility requirements. Principal LifeTime Funds[1] : 2010 Fund — 3 yrs: 1/124 funds; 5 yrs: 40/106 funds; 10 yrs: N/A. 2015 Fund — 3 yrs:
1/109 funds; 5 yrs: N/A; 10 yrs: N/A; 2020 Fund — 3 yrs: 3/164; 5 yrs: 25/120 funds; 10 yrs: 2/18 funds. 2025 Fund — 3 yrs: 4/93 funds; 5 yrs: N/A; 10 yrs:
N/A. 2030 Fund — 3 yrs: 7/161 funds; 5 yrs: 16/117 funds; 10 yrs: 2/13 funds. 2035 Fund — 3 yrs: 5/93 funds; 5 yrs: N/A; 10 yrs: N/A. 2040 Fund — 3 yrs:
11/158 funds; 5 yrs: 28/111 funds; 10 yrs: 2/13 funds. 2045 Fund — 3 yrs: 5/90 funds; 5 yrs: N/A; 10 yrs: N/A. 2050 Fund — 3 yrs: 5/142 funds; 5 yrs: 17/77 funds; 10 yrs: N/A. 2055 Fund — 3 yrs: 12/142 funds; 5 yrs: N/A; 10 yrs: N/A. Global Diversified Income Fund — 3 yrs: 2/197 funds; 5 yrs: N/A funds; 10 yrs: N/A. Principal Strategic Asset Management (SAM) Balanced Portfolio — 3 yrs: 101/523 funds; 5 yrs: 52/476 funds; 10 yrs: N/A. Principal Strategic
Asset Management (SAM) Conservative Balanced Portfolio — 3 yrs: 116/420 funds; 5 yrs: 53/383 funds; 10 yrs: N/A. Principal Strategic Asset Management
(SAM) Flexible Income Portfolio — 3 yrs: 63/290 funds; 5 yrs: 28/267 funds; 10 yrs: N/A

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

	Diversified Real Asset Fund		Global Multi- Strategy Fund		Opportunistic Municipal Fund
Amounts in thousands, except per share amounts
Investment in securities--at cost	$1,485,506		$509,005		$24,444
Foreign currency--at cost	$174		$4,704		$–
Assets
Investment in securities--at value	$1,553,984		$560,193		$25,329
Foreign currency--at value	173		4,693		–
Cash	36,736		159,370		964
Deposits with counterparty	–		9,747		–
Receivables:
Dividends and interest	2,522		2,368		279
Expense reimbursement from Manager	43		16		2
Foreign currency contracts	523		5,695		–
Fund shares sold	3,627		2,649		18
Investment securities sold	6,259		42,660		–
Swap premiums paid	–		1,020		–
Unrealized gain on OTC swap agreements	261		824		–
Variation margin on futures contracts	49		572		–
Other assets	–		16		–
Total Assets	1,604,177		789,823		26,592
Liabilities
Accrued management and investment advisory fees	964		661		9
Accrued distribution fees	87		8		9
Accrued transfer agent fees	112		2		–
Accrued directors' expenses	5		2		–
Accrued other expenses	34		173		16
Payables:
Dividends payable	–		–		59
Foreign currency contracts	284		3,287		–
Fund shares redeemed	642		279		102
Interest expense and fees payable	–		–		8
Investment securities purchased	45,457		19,017		–
Options and swaptions contracts written (premiums received $398, $2,535 and $0)	402		1,974		–
Reverse repurchase agreements	–		6,245		–
Short sales (proceeds received $0, $186,019 and $0)	–		206,318		–
Swap premiums received	–		1,035		–
Unrealized loss on OTC swap agreements	–		885		–
Unrealized loss on unfunded loan commitments	3		–		–
Variation margin on futures contracts	30		60		–
Floating rate notes issued	–		–		4,048
Total Liabilities	48,020		239,946		4,251
Net Assets Applicable to Outstanding Shares	$1,556,157		$549,877		$22,341
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,467,074		$527,366		$21,300
Accumulated undistributed (overdistributed) net investment income (loss)	4,443		420		46
Accumulated undistributed (overdistributed) net realized gain (loss)	15,541		(6,617)		110
Net unrealized appreciation (depreciation) of investments	68,874		26,289		885
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	225		2,419		–
Total Net Assets	$1,556,157		$549,877		$22,341
Capital Stock (par value: $.01 a share):
Shares authorized	1,400,000		1,450,000		300,000
Net Asset Value Per Share:
Class A: Net Assets	$262,775		$28,249		$13,771
Shares Issued and Outstanding	22,167		2,692		1,293
Net Asset Value per share	$11.85		$10.49		$10.65
Maximum Offering Price	$12.31		$10.90		$11.06
Class C: Net Assets	$47,637		$5,567		$8,570
Shares Issued and Outstanding	4,062		532		805
Net Asset Value per share	$11.73	(a)	$10.46	(a)	$10.65	(a)
Class P: Net Assets	$47,462		$10,167		N/A
Shares Issued and Outstanding	3,989		966
Net Asset Value per share	$11.90		$10.52
Institutional: Net Assets	$1,198,283		$505,894		N/A
Shares Issued and Outstanding	100,533		47,968
Net Asset Value per share	$11.92		$10.55

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES PRINCIPAL FUNDS, INC. February 28, 2013 (unaudited)

	Preferred Securities Fund		Small-MidCap Dividend Income Fund

Amounts in thousands, except per share amounts
Investment in securities--at cost	$4,528,970		$331,602
Investment in affiliated securities--at cost	$62,717		$–
Assets
Investment in securities--at value	$5,069,680		$380,730
Investment in affiliated securities--at value	71,039		–
Cash	1,307		30
Receivables:
Dividends and interest	53,389		732
Expense reimbursement from Distributor	5		–
Fund shares sold	36,311		1,478
Investment securities sold	5,553		–
Total Assets	5,237,284		382,970
Liabilities
Accrued management and investment advisory fees	2,761		227
Accrued administrative service fees	1		–
Accrued distribution fees	1,002		10
Accrued service fees	2		–
Accrued transfer agent fees	304		4
Accrued directors' expenses	17		1
Accrued other expenses	67		33
Payables:
Dividends payable	21,511		–
Fund shares redeemed	19,289		127
Investment securities purchased	6,627		5,266
Total Liabilities	51,581		5,668
Net Assets Applicable to Outstanding Shares	$5,185,703		$377,302
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$4,651,859		$327,275
Accumulated undistributed (overdistributed) net investment income (loss)	(6,304)		2,024
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,884)		(1,124)
Net unrealized appreciation (depreciation) of investments	549,032		49,128
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–		(1)
Total Net Assets	$5,185,703		$377,302
Capital Stock (par value: $.01 a share):
Shares authorized	1,900,000		1,700,000
Net Asset Value Per Share:
Class A: Net Assets	$1,236,816		$45,680
Shares Issued and Outstanding	116,179		3,961
Net Asset Value per share	$10.65		$11.53
Maximum Offering Price	$11.06		$12.20
Class C: Net Assets	$979,718		$3,441
Shares Issued and Outstanding	92,107		299
Net Asset Value per share	$10.64	(a)	$11.52 (a)
Class J: Net Assets	$35,493		N/A
Shares Issued and Outstanding	3,398
Net Asset Value per share	$10.45	(a)
Class P: Net Assets	$893,810		$12,282
Shares Issued and Outstanding	84,433		1,052
Net Asset Value per share	$10.59		$11.67
Institutional: Net Assets	$2,028,284		$315,899
Shares Issued and Outstanding	191,446		27,302
Net Asset Value per share	$10.59		$11.57
R-1: Net Assets	$1,745		N/A
Shares Issued and Outstanding	165
Net Asset Value per share	$10.56
R-2: Net Assets	$1,099		N/A
Shares Issued and Outstanding	105
Net Asset Value per share	$10.51
R-3: Net Assets	$2,872		N/A
Shares Issued and Outstanding	272
Net Asset Value per share	$10.54
R-4: Net Assets	$1,091		N/A
Shares Issued and Outstanding	104
Net Asset Value per share	$10.53
R-5: Net Assets	$4,775		N/A
Shares Issued and Outstanding	452
Net Asset Value per share	$10.56

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2013 (unaudited)

	Diversified Real Asset Fund	Global Multi- Strategy Fund	Opportunistic Municipal Fund
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$8,863	$3,035	$23
Withholding tax	(284)	(41)	–
Interest	6,110	3,740	470
Total Income	14,689	6,734	493
Expenses:
Management and investment advisory fees	5,748	4,028	46
Distribution fees - Class A	315	17	13
Distribution fees - Class C	224	14	40
Registration fees - Class A	34	13	8
Registration fees - Class C	11	7	7
Registration fees - Class P	11	16	N/A
Registration fees - Institutional	50	31	N/A
Shareholder meeting expense - Class A	–	1	–
Shareholder meeting expense - Institutional	–	3	N/A
Shareholder reports - Class A	35	1	–
Shareholder reports - Class C	5	–	–
Shareholder reports - Class P	5	–	N/A
Shareholder reports - Institutional	7	–	N/A
Transfer agent fees - Class A	339	8	1
Transfer agent fees - Class C	35	2	2
Transfer agent fees - Class P	25	1	N/A
Transfer agent fees - Institutional	26	1	N/A
Custodian fees	33	95	1
Directors' expenses	11	4	1
Dividends and interest on securities sold short	–	1,740	–
Interest expense and fees	–	–	17
Professional fees	13	27	8
Other expenses	6	5	–
Reverse repurchase agreement interest expense	–	8	–
Total Gross Expenses	6,933	6,022	144
Less: Reimbursement from Manager - Class A	204	16	7
Less: Reimbursement from Manager - Class C	14	8	7
Less: Reimbursement from Manager - Class P	–	15	N/A
Less: Reimbursement from Manager - Institutional	–	39	N/A
Total Net Expenses	6,715	5,944	130
Net Investment Income (Loss)	7,974	790	363

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	20,619	8,537	129
Foreign currency transactions	(362)	635	–
Futures contracts	375	(6,387)	–
Options and swaptions	1	3,471	–
Short sales	–	(5,668)	–
Swap agreements	(52)	(1,331)	–
Change in unrealized appreciation/depreciation of:
Investments	14,283	30,338	511
Futures contracts	(20)	(1,225)	–
Options and swaptions	(4)	(1,096)	–
Short sales	–	(14,050)	–
Swap agreements	289	56	–
Translation of assets and liabilities in foreign currencies	89	2,233	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	35,218	15,513	640
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,192	$16,303	$1,003

See accompanying notes.

5

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended February 28, 2013 (unaudited)

	Preferred Securities Fund	Small-MidCap Dividend Income Fund

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$2,533	$–
Dividends	65,976	8,094
Withholding tax	(288)	(141)
Interest	82,675	10
Total Income	150,896	7,963
Expenses:
Management and investment advisory fees	17,021	1,311
Distribution fees - Class A	1,509	34
Distribution fees - Class C	4,680	8
Distribution fees - Class J	75	N/A
Distribution fees - R-1	3	N/A
Distribution fees - R-2	2	N/A
Distribution fees - R-3	4	N/A
Administrative service fees - R-1	3	N/A
Administrative service fees - R-2	1	N/A
Administrative service fees - R-3	1	N/A
Registration fees - Class A	48	10
Registration fees - Class C	29	7
Registration fees - Class J	10	N/A
Registration fees - Class P	68	9
Registration fees - Institutional	67	24
Service fees - R-1	2	N/A
Service fees - R-2	1	N/A
Service fees - R-3	4	N/A
Service fees - R-4	1	N/A
Service fees - R-5	5	N/A
Shareholder meeting expense - Institutional	4	–
Shareholder reports - Class A	42	2
Shareholder reports - Class C	37	–
Shareholder reports - Class J	4	N/A
Shareholder reports - Class P	58	1
Shareholder reports - Institutional	51	–
Transfer agent fees - Class A	426	16
Transfer agent fees - Class C	373	1
Transfer agent fees - Class J	31	N/A
Transfer agent fees - Class P	365	3
Transfer agent fees - Institutional	253	1
Custodian fees	13	3
Directors' expenses	41	3
Professional fees	12	9
Other expenses	29	1
Total Gross Expenses	25,273	1,443
Less: Reimbursement from Manager - Class C	–	5
Less: Reimbursement from Manager - Class P	–	5
Less: Reimbursement from Distributor - Class J	33	N/A
Total Net Expenses	25,240	1,433
Net Investment Income (Loss)	125,656	6,530

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	57,663	555
Change in unrealized appreciation/depreciation of:
Investments	111,292	33,427
Investments in affiliated Funds	1,616	–
Translation of assets and liabilities in foreign currencies	–	(1)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	170,571	33,981
Net Increase (Decrease) in Net Assets Resulting from Operations	$296,227	$40,511

See accompanying notes.

6

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Diversified Real Asset Fund

								Period Ended February 28, 2013	Year Ended August 31, 2012

Operations
Net investment income (loss)								$7,974	$11,285
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								20,581	30,266
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								14,637	16,577
			Net Increase (Decrease) in Net Assets Resulting from Operations					43,192	58,128

Dividends and Distributions to Shareholders
From net investment income								(16,722)	(3,221)
From net realized gain on investments								(34,473)	(22,093)
							Total Dividends and Distributions	(51,195)	(25,314)

Capital Share Transactions
Net increase (decrease) in capital share transactions								261,555	557,738
							Total increase (decrease) in net assets	253,552	590,552

Net Assets
Beginning of period								1,302,605	712,053
End of period (including undistributed net investment income as set forth below)								$1,556,157	$1,302,605
Undistributed (overdistributed) net investment income (loss)								$4,443	$13,191

	Class A	Class C			Class P	Institutional
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Sold	$42,390	$10,126			$17,329		$239,540
Reinvested	8,323		989		990		39,084
Redeemed	(32,975)		(5,498)		(10,086)		(48,657)
Net Increase (Decrease)	$17,738		$5,617		$8,233		$229,967
Shares:
Sold	3,555		856		1,448		19,958
Reinvested	713		86		84		3,325
Redeemed	(2,767)		(467)		(844)		(4,060)
Net Increase (Decrease)	1,501		475		688		19,223
Year Ended August 31, 2012
Dollars:
Sold	$181,189	$ 13,834			$25,222		$433,735
Reinvested	4,333		701		460		18,836
Redeemed	(36,168)		(10,455)		(16,841)		(57,108)
Net Increase (Decrease)	$149,354		$4,080		$8,841		$395,463
Shares:
Sold	15,774		1,211		2,196		37,889
Reinvested	394		65		42		1,702
Redeemed	(3,149)		(918)		(1,470)		(4,954)
Net Increase (Decrease)	13,019		358		768		34,637

Distributions:
Period Ended February 28, 2013
From net investment
income	$(2,421	) $	(117)		$(502	) $	(13,682)
From net realized gain on
investments	(6,249)		(1,143)		(1,088)		(25,993)
Total Dividends and
Distributions	$(8,670	) $	(1,260	) $	(1,590	) $	(39,675)
Year Ended August 31, 2012
From net investment
income	$(408)		$–		$(108	) $	(2,705)
From net realized gain on
investments	(4,238)		(928)		(731)		(16,196)
Total Dividends and
Distributions	$(4,646)		$(928)		$(839	) $	(18,901)

See accompanying notes.

7

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Global Multi-Strategy Fund

								Period Ended February 28, 2013	Period Ended August 31, 2012(a)

Operations
Net investment income (loss)								$790	$(999)
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								(743)	1,654
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								16,256	12,452
			Net Increase (Decrease) in Net Assets Resulting from Operations					16,303	13,107

Dividends and Distributions to Shareholders
From net realized gain on investments								(6,899)	–
							Total Dividends and Distributions	(6,899)	–

Capital Share Transactions
Net increase (decrease) in capital share transactions								54,458	472,908
							Total increase (decrease) in net assets	63,862	486,015

Net Assets
Beginning of period								486,015	–
End of period (including undistributed net investment income as set forth below)								$549,877	$486,015
Undistributed (overdistributed) net investment income (loss)								$420	$(370)

	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Sold	$23,161		$4,261		$9,762		$29,778
Reinvested	167		22		18		6,663
Redeemed	(3,756)		(276)		(367)		(14,975)
Net Increase (Decrease)	$19,572		$4,007		$9,413		$21,466
Shares:
Sold	2,216		408		931		2,841
Reinvested	16		2		2		642
Redeemed	(360)		(26)		(35)		(1,430)
Net Increase (Decrease)	1,872		384		898		2,053

Period Ended August 31, 2012(a)
Dollars:
Sold	$10,510		$1,526		$884		$497,969
Redeemed	(2,146)		–		(183)		(35,652)
Net Increase (Decrease)	$8,364		$1,526		$701		$462,317
Shares:
Sold	1,031		148		86		49,393
Redeemed	(211)		–		(18)		(3,478)
Net Increase (Decrease)	820		148		68		45,915

Distributions:
Period Ended February 28, 2013
From net investment
income	$–	$	– $		– $		–
From net realized gain on
investments	(171)		(43)		(20)		(6,665)
Total Dividends and Distributions $	(171)		$(43	) $	(20	) $	(6,665)

Period Ended August 31, 2012(a)
From net investment
income	$–	$	– $		– $		–
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	–	$	– $		– $		–

(a)	Period from October 24, 2011, date operations commenced, through August 31, 2012.

See accompanying notes.

8

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Opportunistic Municipal Fund

				Period Ended February 28, 2013	Period Ended August 31, 2012(a)

Operations
Net investment income (loss)				$363	$111
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements				129	37
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies				511	374
			Net Increase (Decrease) in Net Assets Resulting from Operations	1,003	522

Dividends and Distributions to Shareholders
From net investment income				(335)	(93)
From net realized gain on investments				(56)	–
			Total Dividends and Distributions	(391)	(93)

Capital Share Transactions
Net increase (decrease) in capital share transactions				6,124	15,176
			Total increase (decrease) in net assets	6,736	15,605

Net Assets
Beginning of period				15,605	–
End of period (including undistributed net investment income as set forth below)				$22,341	$15,605
Undistributed (overdistributed) net investment income (loss)				$46	$18

	Class A	Class C
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Sold	$6,059		$546
Reinvested	61		5
Redeemed	(546)		(1)
Net Increase (Decrease)	$5,574		$550
Shares:
Sold	575		52
Reinvested	6		–
Redeemed	(52)		–
Net Increase (Decrease)	529		52

Period Ended August 31, 2012(a)
Dollars:
Sold	$7,644		$7,532
Net Increase (Decrease)	$7,644		$7,532
Shares:
Sold	764		753
Net Increase (Decrease)	764		753

Distributions:
Period Ended February 28, 2013
From net investment income $	(206	) $	(129)
From net realized gain on
investments	(32)		(24)
Total Dividends and Distributions $	(238	) $	(153)

Period Ended August 31, 2012(a)
From net investment income $	(51	) $	(42)
From net realized gain on
investments	–		–
Total Dividends and Distributions $	(51	) $	(42)

(a)	Period from June 14, 2012, date operations commenced, through August 31, 2012.

See accompanying notes.

9

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Preferred Securities Fund

								Period Ended February 28, 2013		Year Ended August 31, 2012

Operations
Net investment income (loss)									$125,656		$218,510
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements									57,663		81,144
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies									112,908		141,066
		Net Increase (Decrease) in Net Assets Resulting from Operations							296,227		440,720

Dividends and Distributions to Shareholders
From net investment income									(139,881)		(214,028)
From net realized gain on investments									(28,016)		(11,597)
					Total Dividends and Distributions				(167,897)		(225,625)

Capital Share Transactions
Net increase (decrease) in capital share transactions									499,812		968,967
				Total increase (decrease) in net assets					628,142		1,184,062

Net Assets
Beginning of period									4,557,561		3,373,499
End of period (including undistributed net investment income as set forth below)									$5,185,703		$4,557,561
Undistributed (overdistributed) net investment income (loss)								$	(6,304)		$7,921

	Class A	Class C	Class J	Class P	Institutional	R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Sold	$316,038	$135,668	$7,389	$291,438	$458,924	$372	$636	$1,308	$335	$3,213
Reinvested	36,082	17,587	1,128	9,384	41,246	55	27	102	31	132
Redeemed	(286,977)	(86,030)	(4,857)	(162,853)	(275,656)	(413)	(656)	(2,788)	(8)	(1,045)
Net Increase (Decrease)	$65,143	$67,225	$3,660	$137,969	$224,514	$14	$7	$(1,378)	$358	$2,300
Shares:
Sold	29,895	12,847	711	27,693	43,578	35	62	125	33	305
Reinvested	3,420	1,668	109	894	3,928	5	2	10	3	13
Redeemed	(27,115)	(8,135)	(467)	(15,468)	(26,208)	(39)	(63)	(268)	(1)	(100)
Net Increase (Decrease)	6,200	6,380	353	13,119	21,298	1	1	(133)	35	218
Year Ended August 31, 2012
Dollars:
Sold	$585,101	$268,756	$6,690	$555,558	$817,921	$698	$412	$1,139	$141	$1,688
Reinvested	44,459	22,509	1,641	9,821	68,825	84	43	240	47	116
Redeemed	(340,187)	(117,782)	(7,313)	(211,675)	(736,648)	(513)	(164)	(1,158)	(436)	(1,046)
Net Increase (Decrease)	$289,373	$173,483	$1,018	$353,704	$150,098	$269	$291	$221	$(248)	$758
Shares:
Sold	58,959	27,162	684	56,178	82,671	71	41	116	14	172
Reinvested	4,525	2,296	170	1,003	7,063	9	5	25	5	12
Redeemed	(34,787)	(12,004)	(767)	(21,619)	(75,012)	(52)	(17)	(117)	(45)	(107)
Net Increase (Decrease)	28,697	17,454	87	35,562	14,722	28	29	24	(26)	77

Distributions:
Period Ended February 28, 2013
From net investment
income	$(34,496)	$(23,252)	$(935)	$(24,214)	$(56,696)	$(45)	$(27)	$(84)	$(25)	$(107)
From net realized gain on
investments	(6,912)	(5,414)	(196)	(4,724)	(10,704)	(10)	(5)	(20)	(6)	(25)
Total Dividends and Distributions $	(41,408)	$(28,666)	$(1,131)	$(28,938)	$(67,400)	$(55)	$(32)	$(104)	$(31)	$(132)
Year Ended August 31, 2012
From net investment
income	$(50,735)	$(37,479)	$(1,550)	$(30,171)	$(93,589)	$(79)	$(43)	$(226)	$(45)	$(111)
From net realized gain on
investments	(2,702)	(2,395)	(91)	(1,290)	(5,090)	(5)	(3)	(14)	(2)	(5)
Total Dividends and Distributions $	(53,437)	$(39,874)	$(1,641)	$(31,461)	$(98,679)	$(84)	$(46)	$(240)	$(47)	$(116)

See accompanying notes.

10

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Small-MidCap Dividend Income Fund

								Period Ended February 28, 2013	Year Ended August 31, 2012

Operations
Net investment income (loss)								$6,530	$10,124
Net realized gain (loss) on investments, foreign currency transactions, futures,
options and swaptions, short sales, and swap agreements								555	299
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, short sales,
swap agreements, and translation of assets and liabilities in foreign currencies								33,426	30,444
			Net Increase (Decrease) in Net Assets Resulting from Operations					40,511	40,867

Dividends and Distributions to Shareholders
From net investment income								(5,959)	(10,407)
From net realized gain on investments								(933)	–
							Total Dividends and Distributions	(6,892)	(10,407)

Capital Share Transactions
Net increase (decrease) in capital share transactions								41,240	55,358
							Total increase (decrease) in net assets	74,859	85,818

Net Assets
Beginning of period								302,443	216,625
End of period (including undistributed net investment income as set forth below)								$377,302	$302,443
Undistributed (overdistributed) net investment income (loss)								$2,024	$1,453

	Class A		Class C		Class P		Institutional
Capital Share Transactions:
Period Ended February 28, 2013
Dollars:
Sold	$27,701		$3,045		$6,824		$4,886
Reinvested	499		28		165		6,166
Redeemed	(2,336)		(25)		(896)		(4,817)
Net Increase (Decrease)	$25,864		$3,048		$6,093		$6,235
Shares:
Sold	2,536		280		617		449
Reinvested	47		3		15		576
Redeemed	(215)		(2)		(80)		(445)
Net Increase (Decrease)	2,368		281		552		580
Year Ended August 31, 2012
Dollars:
Sold	$13,635		$188		$7,125		$31,964
Reinvested	311		–		85		9,992
Redeemed	(1,889)		–		(2,319)		(3,734)
Net Increase (Decrease)	$12,057		$188		$4,891		$38,222
Shares:
Sold	1,353		18		714		3,155
Reinvested	32		–		8		1,042
Redeemed	(190)		–		(234)		(361)
Net Increase (Decrease)	1,195		18		488		3,836

Distributions:
Period Ended February 28, 2013
From net investment
income	$(439	) $	(23	) $	(143	) $	(5,354)
From net realized gain on
investments	(84)		(6)		(24)		(819)
Total Dividends and Distributions $	(523	) $	(29	) $	(167	) $	(6,173)
Year Ended August 31, 2012
From net investment
income	$(328	) $	–		$(85	) $	(9,994)
From net realized gain on
investments	–		–		–		–
Total Dividends and Distributions $	(328	) $	–		$(85	) $	(9,994)

See accompanying notes.

11

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Period Ended February 28, 2013 (unaudited)

Opportunistic Municipal Fund
Amounts in thousands
Cash Flows from Operating Activities:
Net increase in net assets from operations	$1,003
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(15,707)
Proceeds from sale of investment securities	10,366
Increase in fund shares sold receivable	(18)
Increase in accrued interest receivable	(36)
Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	20
Increase in fund shares redeemed	102
Increase in dividends payable	12
Increase in interest expense and fees payable	2
Decrease in investment securities purchased	(244)
Net accretion of bond discounts and amortization of premiums	35
Unrealized appreciation on securities investments	(511)
Net realized gain from investments	(129)
Net cash used in operating activities	(5,105)

Cash Flows from Financing Activities:
Increase in payable for floating rate notes issued	200
Proceeds from shares sold	6,605
Payment on shares redeemed	(547)
Dividends and distributions paid to shareholders	(325)
Net cash provided by financing activities	5,933

Net increase in cash	828

Cash:
Beginning of period	$136
End of period	$964

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$66
Cash paid during the year for interest expense and fees	17

See accompanying notes.

12

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL FUNDS,INC.

February 28, 2013 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, Preferred Securities Fund and Small-MidCap Dividend Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Class P, Institutional, R-1, R-2, R-3, R-4 and R-5. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective June 14, 2012, the initial purchases of $10,000 of Class C shares of Global Multi-Strategy Fund and Small-MidCap Dividend Income Fund, were made by Principal Management Corporation.

Effective June 14, 2012, the initial purchases of $7,500,000 of Class A and Class C shares of Opportunistic Municipal Fund were made by Principal Financial Services, Inc.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders can not purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market.

13

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the Fund:

Small-MidCap		Global		International
Dividend Income Fund		Opportunities Fund		Equity Index Fund
Canadian Dollar	7.0%	Japanese Yen	11.9%	Euro	27.4%
		Euro	6.7	British Pound Sterling	21.3
				Japanese Yen	20.0
				Australian Dollar	9.1
				Swiss Franc	8.9

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other fund expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

14

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

2. Significant Accounting Policies (Continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 28, 2013, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2009-2012. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Recent Accounting Pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2011-11 Disclosures about Offsetting Assets and Liabilities to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the statement of assets and liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the period ended February 28, 2013, Preferred Securities Fund borrowed from the Facility and Diversified Real Asset Fund loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended February 28, 2013, Diversified Real Asset Fund ,Global Multi-Strategy Fund, and Preferred Securities Fund, borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statement of operations.

Commodity Linked Notes. The Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

15

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the “statement of assets and liabilities”. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Details of the floating rate notes are included in Opportunistic Municipal Fund’s schedule of investments.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of February 28, 2013 are included in the schedules of investments.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

16

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Funds based on their pro rata participating ownership interest in the joint trading account.

Options Contracts. During the period Global Mulit-Strategy Fund and Diversified Real Asset Fund wrote call and put options on swaps, securities, indices and currencies it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments. Transactions in options written during the period ended February 28, 2013, were as follows:

Diversified Real Asset Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	—	$—
Options written	106	30,000	407
Options expired	—	—	—
Options closed	(12)	—	(9)
Options exercised	—	—	—
Balance at end of period	94	30,000	398

Global Multi-Strategy Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	989	11,100	$4,097
Options written	2,000,857	34,900	2,106
Options expired	(510)	(11,500)	(1,635)
Options closed	(420)	—	(2,015)
Options exercised	(58)	(3,100)	(18)
Balance at end of period	2,000,858	31,400	2,535

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

17

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations.

Sell-buyback arrangements. During the period Global Multi-Strategy Fund entered into sell-buyback arrangements. In a sell-buyback arrangement the fund sells and simultaneously agrees to repurchase the same security at a future settlement date. The repurchase price is an agreed upon rate. The purchaser of the securities maintains legal title of the securities during the term of the arrangement.

Sell-buyback arrangements are considered financing transactions for financial reporting purposes. The liability associated with the buyback of the security is reflected as a secured borrowing on the statements of assets and liabilities. The cost of the financing transaction is shown as a decrease to interest income in the statements of operations.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

18

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

19

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or has exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2013 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total return swaps and equity basket swaps involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component during the period of the swap.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

As of February 28, 2013, counterparties had pledged collateral for swap agreements of $1,000,030 for the Global Multi-Strategy Fund.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

20

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

3. Operating Policies (Continued)

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives February 28, 2013 Statement of Assets and Liabilities Location		Fair Value	Liability Derivatives February 28, 2013 Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for
as hedging instruments
Diversified Real Asset Fund
Foreign exchange contracts	Receivables		$523	Payables	$284
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$945*	Payables, Net Assets Consist of Net unrealized	$486	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $	1,468		$770
Global Multi-Strategy Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$240	Payables, Net Assets Consist of Net unrealized	$543
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$3,957*	Payables, Net Assets Consist of Net unrealized	$7,253	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables		$5,751	Payables	$3,303
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized		$522*	Payables, Net Assets Consist of Net unrealized	$855	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $ 10,470			$11,954

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

21

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS, INC. February 28, 2013 (unaudited)

3. Operating Policies (Continued)

	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Derivatives not accounted for
as hedging instruments
Diversified Real Asset Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(267)	$99
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investments,	$265	$271
	Futures contracts, Options and swaptions,
	and Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contracts, Options and swaptions,
	and Swap agreements
	Total	$(2)	$370

Global Multi-Strategy Fund
Credit contracts	Net realized gain (loss) from Investment	$(1,294)	$78
	transactions, Options and swaptions and
	Swap agreements/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment	$(8,241)	$26
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
Foreign exchange contracts	Net realized gain (loss) from Investment	$623	$2,210
	transactions and Foreign currency
	transactions/Change in unrealized
	appreciation/(depreciation) of Investments,
	Options and swaptions, and Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Investment	$(176)	$(274)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Change in
	unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total	$(9,088)	$2,040

Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and the Global Multi-Strategy Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended February 28, 2013.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

Fund	Asset Type	Fair Value at 02/28/13 (in thousands)	Valuation Technique	Unobservable Input	Input Value

Opportunistic Municipal	Bonds	$347	Indicative Market Quotations	Broker Quote	99.21
Bond Fund

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

4. Fair Valuation (Continued)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 rollforward. The table below includes transfers from Level 1 to Level 2 at February 28, 2013 because of movement from exchange close prices received to bid prices received for preferred securities:

Global Multi-Strategy Fund	$49,814
Preferred Securities Fund	$12,942,984

Below are transfers from Level 2 to Level 1 at February 28, 2013 because of movement from bid prices received to exchange close prices received for preferred securities:

Global Multi-Strategy Fund	$770,160
Preferred Securities Fund	$61,402,045

The following is a summary of the inputs used as of February 28, 2013 in valuing the Funds' securities carried at value (amounts shown in thousands):

Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Diversified Real Asset Fund
Bonds	$—	$126,834	$—	$126,834
Commodity Indexed Structured Notes	—	84,776	—	84,776
Common Stocks
Basic Materials	21,947	2,991	—	24,938
Communications	19,959	1,967	—	21,926
Consumer, Cyclical	—	1,384	—	1,384
Consumer, Non-cyclical	416	9,836	—	10,252
Diversified	—	1,635	—	1,635
Energy	343,165	3,575	—	346,740
Financial	63,917	40,209	—	104,126
Industrial	10,925	19,169	—	30,094
Utilities	41,073	49,779	—	90,852
Repurchase Agreements	—	60,908	—	60,908
Senior Floating Rate Interests	—	296,220	—	296,220
U.S. Government & Government Agency Obligations	—	352,828	—	352,828
Purchased Interest Rate Swaptions	—	461	—	461
Total investments in securities $	501,402	$1,052,572	$—	$1,553,974

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

4. Fair Valuation (Continued)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Diversified Real Asset Fund (Continued)
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$289	$—	$289
Interest Rate Contracts**
Futures	$223	$—	$—	$223
Interest Rate Swaps	$—	$261	$—	$261
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(50)	$—	$(50)
Interest Rate Contracts**
Futures	$(84)	$—	$—	$(84)
Interest Rate Swaptions	$—	$(337)	$—	$(337)
Options	$(65)	$—	$—	$(65)

Global Multi-Strategy Fund
Bonds	$—	$125,988	$2,969	$128,957
Commercial Paper	—	298	—	298
Common Stocks
Basic Materials	13,235	4,113	—	17,348
Communications	27,713	2,320	—	30,033
Consumer, Cyclical	37,402	7,812	—	45,214
Consumer, Non-cyclical	46,349	8,761	—	55,110
Diversified	80	196	—	276
Energy	24,411	2,238	—	26,649
Financial	44,865	5,836	—	50,701
Industrial	33,208	11,843	—	45,051
Technology	26,262	1,352	—	27,614
Utilities	5,212	1,662	—	6,874
Convertible Bonds	—	37,966	564	38,530
Convertible Preferred Stocks
Basic Materials	227	—	—	227
Consumer, Cyclical	278	—	—	278
Financial	901	—	—	901
Utilities	211	—	—	211
Municipal Bonds	—	3,458	—	3,458
Preferred Stocks
Basic Materials	—	56	—	56
Communications	—	127	—	127
Consumer, Cyclical	—	50	—	50
Consumer, Non-cyclical	—	69	—	69
Energy	—	311	—	311
Financial	1,953	778	—	2,731
Utilities	—	18	—	18
Repurchase Agreements	—	9,402	—	9,402
Senior Floating Rate Interests	—	14,957	—	14,957
U.S. Government & Government Agency Obligations	—	51,499	—	51,499
Purchased Interest Rate Swaptions	—	3	—	3
Purchased Credit Default Swaptions	—	26	—	26
Purchased Options	3,158	56	—	3,214
Total investments in securities $	265,465	$291,195	$3,533	$560,193
Assets
Credit Contracts**
Credit Default Swaps	$—	$214	$—	$214
Equity Contracts**
Futures	$491	$—	$—	$491
Total Return Swaps	$—	$69	$—	$69
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$5,053	$—	$5,053
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$79	$—	$79
Futures	$138	$—	$—	$138
Interest Rate Swaps	$—	$272	$—	$272
Total Return Equity Basket Swaps	$—	$239	$—	$239
Total Return Swaps	$—	$30	$—	$30

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

4. Fair Valuation (Continued)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Global Multi-Strategy Fund (Continued)
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(525)	$—	$(525)
Credit Default Swaptions	$—	$(5)	$—	$(5)
Exchange Cleared Credit Default Swaps	$—	$(13)	$—	$(13)
Equity Contracts**
Futures	$(5,372)	$—	$—	$(5,372)
Options	$(1,863)	$—	$—	$(1,863)
Total Return Swaps	$—	$(18)	$—	$(18)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,645)	$—	$(2,645)
Options	$—	$(16)	$—	$(16)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(370)	$—	$(370)
Futures	$(53)	$—	$—	$(53)
Interest Rate Swaps	$—	$(104)	$—	$(104)
Interest Rate Swaptions	$—	$(90)	$—	$(90)
Total Return Swaps	$—	$(238)	$—	$(238)
Short Sales
Common Stocks
Basic Materials	$(4,992)	$(3,990)	$—	$(8,982)
Communications	(13,257)	(2,935)	—	(16,192)
Consumer, Cyclical	(20,857)	(4,275)	—	(25,132)
Consumer, Non-cyclical	(27,095)	(4,006)	—	(31,101)
Diversified	(494)	—	—	(494)
Energy	(11,210)	(943)	—	(12,153)
Exchange Traded Funds	(3,477)	—	—	(3,477)
Financial	(23,263)	(1,830)	—	(25,093)
Industrial	(14,764)	(8,715)	—	(23,479)
Technology	(18,214)	(1,981)	—	(20,195)
Utilities	(4,284)	(823)	—	(5,107)
Preferred Stocks
Consumer, Cyclical	$—	$(433)	$—	$(433)
U.S. Government & Government Agency Obligations	$—	$(34,480)	$—	$(34,480)

Opportunistic Municipal Fund
Bonds	$—	$—	$347	$347
Investment Companies	955	—	—	955
Municipal Bonds	—	24,027	—	24,027
Total investments in securities $	955	$24,027	$347	$25,329

Preferred Securities Fund
Bonds	$—	$2,720,759	$20,211	$2,740,970
Common Stocks*	2,404	—	—	2,404
Convertible Preferred Stocks
Financial	52,608	—	—	52,608
Preferred Stocks
Communications	112,199	71,039	—	183,238
Energy	2,720	—	—	2,720
Financial	1,576,254	212,490	—	1,788,744
Government	—	29,995	—	29,995
Industrial	27,842	—	—	27,842
Utilities	186,172	6,706	—	192,878
Repurchase Agreements	—	119,320	—	119,320
Total investments in securities $	1,960,199	$3,160,309	$20,211	$5,140,719

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

4. Fair Valuation (Continued)
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Small-MidCap Dividend Income Fund
Common Stocks*	$358,243	$—	$—	$358,243
Convertible Preferred Stocks*	1,854	—	—	1,854
Repurchase Agreements	—	20,633	—	20,633
Total investments in securities $	360,097	$20,633	$—	$380,730

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures, Foreign Currency Contracts, and Swaps valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used Level 3 inputs to determine fair value are as follows (amounts in thousands):

	Value August 31, 2012		Realized Gain/ (Loss)	Accrued Discounts/ Premiums and Change in Unrealized Gain/(Loss)	Purchases	Proceeds from Sales	Transfers into Level 3 *	Transfers Out of Level 3**	Value February 28, 2013	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at February 28, 2013

Fund
Opportunistic Municipal Fund
Bonds		$—	$—	$(3)	$—	$—	$350	$—	$347	$(3)
	Total $	—	$—	$(3)	$—	$—	$350	$—	$347	$(3)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted,

2. Securities that have certain restrictions on trading,

3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes,

2. Securities where trading restrictions have expired

3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

27

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Fund (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Diversified Real Asset Fund	.85%	.83%	.81%	.80%
Global Multi-Strategy Fund	1.60%	1.58%	1.56%	1.55%
Opportunistic Municipal Fund	.50%	.48%	.46%	.45%
Small-MidCap Dividend Income Fund	.80%	.78%	.76%	.75%

			Net Assets of Fund (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Preferred Securities Fund	.75%	.73%	.71%	.70%	.69%	.68%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, Class J, Class P, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest expense and dividend and interest expense on short sales the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from September 1, 2012 through February 28, 2013
	Class A	Class C	Institutional		Expiration
Diversified Real Asset Fund	1.25%	2.00%	.95	*	December 31, 2013
Global Multi-Strategy Fund	2.00	2.75	1.65		December 31, 2013
Opportunistic Municipal Fund	.90	1.65	N/A		December 31, 2013
Small-MidCap Dividend Income Fund	1.40	2.15	N/A		December 31, 2013

*Expired December 31, 2012.

In addition, the Manager has contractually agreed to limit Class P expenses other than management and investment advisory fees and, if necessary, pay expenses normally payable by the Fund, excluding interest expense. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The limits are as follows:

                   Period from September 1, 2012 through February 28, 2013

	Class P	Expiration
Diversified Real Asset Fund	.20%	December 31, 2013
Global Multi-Strategy Fund	.20	December 31, 2013
Preferred Securities Fund	.20	December 31, 2013
Small-MidCap Dividend Income Fund	.20	December 31, 2013

The Manager has voluntarily agreed to limit the expenses (excluding interest the Fund incurs in connection with investments they make and acquired fund fees and expenses) attributable to Institutional class shares of Preferred Securities Fund. The expense limit will maintain a total level of operating expenses (expressed as a percentage of average net assets on an annualized basis) not to exceed .76%. The expense limit may be terminated at any time.

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .25% for Class J shares. The contractual limit expires on December 31, 2013.

Sales Charges. Principal Funds Distributor, Inc. as the principal distributor, receives proceeds of any CDSC on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund and Preferred Securities Fund, and 5.50% for Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended February 28, 2013, were as follows (in thousands):

	Class A	Class C	Class J
Diversified Real Asset Fund	$36	$4	N/A
Global Mulit-Strategy Fund	17	—	N/A
Opportunistic Municipal Fund	12	—	N/A
Preferred Securities Fund	400	61	$ 2
Small-MidCap Dividend Income Fund	36	—	N/A

Affiliated Ownership. At February 28, 2013, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Class P	Institutional
Diversified Real Asset Fund	—	—	—	28,676
Global Mulit-Strategy Fund	—	1	1	—
Opportunistic Municipal Fund	750	750	N/A	N/A
Preferred Securities Fund	—	—	—	7,853
Small-MidCap Dividend Income Fund	—	1	—	—

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $191,000 of brokerage commission was paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2013.

6. Investment Transactions

For the period ended February 28, 2013, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Diversified Real Asset Fund	$612,524	$339,645	$—	$—
Global Multi-Strategy Fund	312,212	285,094	296,358	303,745
Opportunistic Municipal Fund	15,707	10,366	—	—
Preferred Securities Fund	1,164,182	571,427	—	—
Small-MidCap Dividend Income Fund	61,446	27,802	—	—

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

6. Investment Transactions (Continued)

For the period ended February 28, 2013, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

			Covers on
			Securities	Securities
	Purchases	Sales	Sold Short	Sold Short
Diversified Real Asset Fund	$203,359	$284,810	$—	$—
Global Multi-Strategy Fund	105,961	88,285	9,017	10,272

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2013, and August 31, 2012 were as follows (amounts in thousands):

							Long-Term
	Ordinary Income			Tax-Exempt Income			Capital Gain
	2013	2012		2013	2012	^	2013	2012	*
Diversified Real Asset Fund	$17,647	$9,919	$	— $	— $		33,548	$15,395
Global Multi-Strategy Fund	6,899	—		—	—		—	—
Opportunistic Municipal Fund	56	—		335	93		—	—
Preferred Securities Fund	139,881	214,028		—	—		28,016	11,597
Small-MidCap Dividend Income Fund	5,959	10,407		—	—		933	—

^ The funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of August 31, 2012, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed
	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Diversified Real Asset Fund	$7,828	$—	$33,554
Global Multi-Strategy Fund	4,442	—	—
Opportunistic Municipal Fund	37	4	—
Preferred Securities Fund	7,652	—	23,989
Small-MidCap Dividend Income Fund	678	—	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At August 31, 2012, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Expiring		Annual
	in 2017	Total	Limitations*
Preferred Securities Fund	$55,754	$55,754	$61,132

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

As of August 31, 2012, Preferred Securities Fund and Small-MidCap Dividend Income Fund utilized $57,363,000 and $1,017,000 of capital loss carryforward, respectively.

Capital losses generated during the fiscal year ending August 31, 2012 are subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of December 22, 2010, net capital losses will be carried forward with no expiration and with the character of the loss retained. Capital losses generated in 2011 and future years must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2012, Small-MidCap Dividend Income Fund had an approximate late-year loss of $710,000.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended August 31, 2012, the Funds recorded reclassifications as follows (amounts in thousands):

	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain on Investments	Paid in Capital

Diversified Real Asset Fund	$(424)	$112	$312
Global Multi-Strategy Fund	629	(629)	—
Preferred Securities Fund	806	(806)	—
Small-MidCap Dividend Income Fund	20	(20)	—

Federal Income Tax Basis. At February 28, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost for federal income tax purposes

Diversified Real Asset Fund	$95,938	$(23,816)	$72,122	$1,481,862
Global Multi-Strategy Fund	51,608	(7,780)	43,828	516,365
Opportunistic Municipal Fund	918	(30)	888	20,396
Preferred Securities Fund	548,356	(8,042)	540,314	4,595,240
Small-MidCap Dividend Income Fund	59,521	(9,907)	49,614	331,116

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

31

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

COMMON STOCKS - 40.61%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 0.03%				Mining (continued)
Adecoagro SA (a)	52,963	$416		Kinross Gold Corp	110,244		$840
				Newcrest Mining Ltd	37,754		866
				Northern Dynasty Minerals Ltd (a)	64,297		204
Building Materials - 0.17%				Platinum Group Metals Ltd (a)	159,847		225
Indocement Tunggal Prakarsa Tbk PT	533,640	1,211		Randgold Resources Ltd ADR	19,480		1,614
Semen Indonesia Persero Tbk PT	780,023	1,399		Rio Tinto PLC ADR	37,955		2,036
		$2,610		Silver Wheaton Corp	42,128		1,332
Chemicals - 0.10%				Southern Copper Corp	23,047		871
Mosaic Co/The	27,530	1,612		Tahoe Resources Inc (a)	35,960		544
				Xstrata PLC	55,008		965
Coal - 0.17%							$21,260
Adaro Energy Tbk PT	5,316,022	862		Oil & Gas - 4.60%
Consol Energy Inc	55,267	1,777		Africa Oil Corp (a)	63,588		442
		$2,639		Africa Oil Corp (a)	6,686		46
				Anadarko Petroleum Corp	45,449		3,617
Commercial Services - 0.63%				Bankers Petroleum Ltd (a)	223,943		667
Abertis Infraestructuras SA	216,475	3,796		Berry Petroleum Co	9,777		448
Anhui Expressway Co	1,204,000	689		Bonanza Creek Energy Inc (a)	42,636		1,442
DP World Ltd	179,600	2,335		Carrizo Oil & Gas Inc (a)	21,681		509
Jiangsu Expressway Co Ltd	1,141,200	1,152		Cheniere Energy Inc (a)	68,523		1,460
Sichuan Expressway Co Ltd	1,934,900	665		Cimarex Energy Co	31,353		2,110
Zhejiang Expressway Co Ltd	1,427,000	1,199		Cobalt International Energy Inc (a)	92,686		2,287
		$9,836		Concho Resources Inc (a)	39,176		3,524
Electric - 1.39%				Denbury Resources Inc (a)	151,383		2,743
DUET Group	1,091,762	2,459		Energy XXI Bermuda Ltd	47,566		1,414
Northeast Utilities	207,600	8,617		Ensco PLC	36,633		2,203
PG&E Corp	171,200	7,300		EOG Resources Inc	29,392		3,695
Spark Infrastructure Group	698,600	1,168		Far East Energy Corp (a)	269,636		23
Transmissora Alianca de Energia Eletrica SA(b)	179,600	2,110		FX Energy Inc (a)	17,499		62
				Helmerich & Payne Inc	26,530		1,758
		$21,654		HollyFrontier Corp	31,729		1,783
				Kodiak Oil & Gas Corp (a)	165,326		1,471
Engineering & Construction - 0.23%				Kosmos Energy Ltd (a)	66,452		726
Ferrovial SA	3,100	48		Laredo Petroleum Holdings Inc (a)	40,623		696
Flughafen Zuerich AG	7,700	3,557		Marathon Oil Corp	84,582		2,834
		$3,605		Marathon Petroleum Corp	25,994		2,154
				MEG Energy Corp (a)	25,642		828
Gas - 3.97%				MEG Energy Corp (a),(c)	6,400		207
Beijing Enterprises Holdings Ltd	698,700	5,345		Newfield Exploration Co (a)	46,096		1,066
Hong Kong & China Gas Co Ltd	3,080,600	8,597
Keyera Corp	93,200	4,921		Noble Energy Inc	43,461		4,817
National Grid PLC	1,133,404	12,522		Occidental Petroleum Corp	22,762		1,874
Sempra Energy	143,400	11,151		Oil Search Ltd	130,878		1,031
Snam SpA	1,278,200	6,052		Pacific Rubiales Energy Corp	42,486		1,040
				PDC Energy Inc (a)	37,257		1,738
Southwest Gas Corp	79,000	3,579
Tokyo Gas Co Ltd	1,558,100	7,525		Petroleo Brasileiro SA ADR	53,498		785
Western Gas Equity Partners LP	63,500	2,157		Pioneer Natural Resources Co	6,574		827
				QGEP Participacoes SA	46,873		295
		$61,849		Quicksilver Resources Inc (a)	133,109		248
Holding Companies - Diversified - 0.11%				Range Resources Corp	25,716		1,975
Wharf Holdings Ltd	187,233	1,635		Rosetta Resources Inc (a)	46,884		2,282
				Rowan Cos PLC (a)	58,239		2,015
				Royal Dutch Shell PLC ADR	29,754		1,953
Iron & Steel - 0.13%				Sanchez Energy Corp (a)	48,043		889
Reliance Steel & Aluminum Co	31,028	2,066		Southwestern Energy Co (a)	59,345		2,034
				Suncor Energy Inc	88,859		2,688
Lodging - 0.09%				Talisman Energy Inc	100,231		1,257
City Developments Ltd	154,000	1,384		Tullow Oil PLC	91,572		1,682
				Whiting Petroleum Corp (a)	40,880		1,991
Mining - 1.37%							$71,636
African Rainbow Minerals Ltd	54,791	1,160		Oil & Gas Services - 2.04%
Alamos Gold Inc	88,272	1,237		Cameron International Corp (a)	82,776		5,275
B2Gold Corp (a)	286,225	866		Core Laboratories NV	12,353		1,694
BHP Billiton Ltd ADR	40,766	3,052		Dresser-Rand Group Inc (a)	39,962		2,464
Detour Gold Corp (a)	35,589	695		Dril-Quip Inc (a)	47,579		3,912
Eldorado Gold Corp	145,171	1,433		FMC Technologies Inc (a)	41,809		2,170
First Quantum Minerals Ltd	89,091	1,660		Halliburton Co	98,006		4,068
Freeport-McMoRan Copper & Gold Inc	32,221	1,028		Lufkin Industries Inc	25,398		1,645
Guyana Goldfields Inc (a)	117,225	365		National Oilwell Varco Inc	47,857		3,261
Ivanplats Ltd (a)	65,900	267		Schlumberger Ltd	53,580		4,171

See accompanying notes.

32

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas Services (continued)				REITS (continued)
Targa Resources Corp	51,500	$3,142		Campus Crest Communities Inc	24,871		$312
		$31,802		Canadian Real Estate Investment Trust	24,675		1,125
				Colonial Properties Trust	29,291		631
Pipelines - 15.47%				Corrections Corp of America	16,500		633
Access Midstream Partners LP (b)	208,630	7,769
				CubeSmart	66,900		986
Buckeye Partners LP	64,700	3,604		DDR Corp	62,300		1,076
Copano Energy LLC	36,155	1,394		Dundee Real Estate Investment Trust	17,900		639
DCP Midstream Partners LP	58,179	2,364		DuPont Fabros Technology Inc	13,901		322
Enbridge Inc	388,212	17,309		EPR Properties	24,325		1,187
Energy Transfer Equity LP	170,100	9,048		Equity One Inc	23,805		560
Energy Transfer Partners LP	165,000	7,905		Equity Residential	31,139		1,714
Enterprise Products Partners LP	295,455	16,743		Essex Property Trust Inc	5,118		762
Holly Energy Partners LP (b)	44,800	1,848
				Extra Space Storage Inc	29,563		1,107
Kinder Morgan Energy Partners LP	110,510	9,649		Federal Realty Investment Trust	11,879		1,262
Kinder Morgan Inc/Delaware	432,687	16,040		Federation Centres	706,544		1,769
Magellan Midstream Partners LP (b)	335,270	16,817
				First Industrial Realty Trust Inc	77,626		1,232
MarkWest Energy Partners LP	104,930	5,999		General Growth Properties Inc	64,906		1,242
MPLX LP	76,080	2,487		Great Portland Estates PLC	207,407		1,545
Oiltanking Partners LP (b)	29,511	1,296
				Hammerson PLC	156,917		1,174
ONEOK Inc	130,700	5,880		HCP Inc	6,858		335
ONEOK Partners LP	132,965	7,288		Health Care REIT Inc	16,380		1,051
Pembina Pipeline Corp	169,840	4,757		Host Hotels & Resorts Inc	98,821		1,647
Plains All American Pipeline LP	309,800	16,962		Land Securities Group PLC	104,538		1,313
Regency Energy Partners LP (b)	286,600	6,818
				Link REIT/The	116,500		623
Spectra Energy Corp	316,100	9,180		Mapletree Greater China Commercial Trust	134,000		101
Sunoco Logistics Partners LP	174,505	10,912		(a),(d)
Targa Resources Partners LP	145,900	6,010		Mirvac Group	633,156		1,059
Tesoro Logistics LP	70,454	3,516		Nippon Building Fund Inc	23		257
TransCanada Corp	319,600	14,888		Northern Property Real Estate Investment	20,600		636
Veresen Inc	95,900	1,203		Trust
Western Gas Partners LP (b)	142,550	7,817
				Pebblebrook Hotel Trust	26,000		622
Williams Cos Inc/The	488,714	16,963		Pennsylvania Real Estate Investment Trust	23,900		431
Williams Partners LP	164,935	8,197		Prologis Inc	72,339		2,817
		$240,663		Public Storage	12,848		1,943
Real Estate - 1.53%				Ramco-Gershenson Properties Trust	16,403		259
Agile Property Holdings Ltd	478,000	616		Retail Properties of America Inc	41,944		621
Atrium European Real Estate Ltd (b)	111,691	670		Saul Centers Inc	13,200		578
CapitaLand Ltd	430,000	1,351		Senior Housing Properties Trust	48,382		1,214
Citycon OYJ	171,946	558		Simon Property Group Inc	35,775		5,683
Citycon OYJ - Rights (a)	171,946	47		SL Green Realty Corp	19,369		1,581
Country Garden Holdings Co Ltd (a)	1,260,000	646		Starhill Global REIT	626,000		442
Fabege AB	100,690	1,111		Stockland	311,119		1,195
Greentown China Holdings Ltd (a)	238,500	462		Strategic Hotels & Resorts Inc (a)	63,465		462
GSW Immobilien AG	1	—		Sunstone Hotel Investors Inc (a)	45,700		518
Hang Lung Group Ltd	127,000	772		Suntec Real Estate Investment Trust	504,700		732
Henderson Land Development Co Ltd	173,864	1,208		Taubman Centers Inc	16,000		1,227
Hongkong Land Holdings Ltd	211,300	1,630		Top REIT Inc (b)	53		248
Hufvudstaden AB	52,549	723		Unibail-Rodamco SE	4,642		1,056
Hyprop Investments Ltd	76,567	613		Vastned Retail NV	14,588		616
Jones Lang LaSalle Inc	4,700	454		Ventas Inc	10,612		751
LEG Immobilien AG (a)	10,289	591		Vornado Realty Trust	26,500		2,126
Mitsubishi Estate Co Ltd	110,600	2,757		Wereldhave NV	12,927		904
Mitsui Fudosan Co Ltd	99,000	2,518		Westfield Group	284,768		3,254
Shimao Property Holdings Ltd	159,500	320		Workspace Group PLC	147,617		765
Sino Land Co Ltd	552,000	1,002					$80,302
Sumitomo Realty & Development Co Ltd	49,000	1,657		Telecommunications - 1.41%
Sun Hung Kai Properties Ltd	141,000	2,182		Crown Castle International Corp (a)	164,500		11,482
Swire Properties Ltd	224,400	838		Eutelsat Communications SA	54,700		1,967
Unite Group PLC	143,402	629		SBA Communications Corp (a)	119,200		8,477
Vista Land & Lifescapes Inc	3,479,800	469					$21,926
		$23,824
				Transportation - 1.54%
REITS - 5.16%				Groupe Eurotunnel SA	682,500		5,766
American Tower Corp	207,419	16,096		Guangshen Railway Co Ltd	2,896,900		1,383
Apartment Investment & Management Co	38,150	1,130		Hutchison Port Holdings Trust	2,952,600		2,388
Astro Japan Property Group (b)	185,241	680
				Koninklijke Vopak NV	80,800		5,805
Australand Property Group	207,472	736		Norfolk Southern Corp	72,200		5,274
AvalonBay Communities Inc	7,404	924		Union Pacific Corp	23,800		3,263
Boardwalk Real Estate Investment Trust	14,900	934					$23,879
Boston Properties Inc	22,383	2,325
Camden Property Trust	16,374	1,132

See accompanying notes.

33

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held		Value(000	's)	COMMODITY INDEXED STRUCTURED	Principal
Water- 0.47%					NOTES (continued)	Amount (000's)	Value	(000	's)
Cia de Saneamento Basico do Estado de Sao		25,600	$1,238		Banks (continued)
Paulo ADR(a)					JP Morgan Chase Bank NA; Dow Jones - UBS
United Utilities Group PLC		547,200	6,111		Commodity Index Linked Note
			$7,349		0.19%, 10/20/2013(c),(e)	$10,000		$8,207
TOTAL COMMON STOCKS			$631,947		Societe Generale; Dow Jones - UBS
	Principal				Commodity Index Linked Note
BONDS- 8.15%	Amount (000's)		Value(000	's)	0.20%, 07/01/2013(e)	10,200		12,066
					UBS; Dow Jones - UBS Commodity Index
Federal & Federally Sponsored Credit - 3.03%					Linked Note
Federal Farm Credit Banks					0.04%, 03/24/2014(e)	4,300		3,917
0.18%, 07/16/2014(e)		$7,000	$7,001		0.05%, 08/16/2013(e)	2,500		2,235
0.22%, 10/23/2014		6,500	6,501		0.05%, 08/16/2013(e)	4,000		3,779
0.23%, 12/30/2013(e)		7,000	7,004		0.05%, 11/04/2013(e)	2,000		1,606
0.24%, 09/08/2014(e)		8,130	8,137
0.25%, 05/21/2014(e)		9,000	9,007					$70,438
0.25%, 06/11/2014(e)		4,500	4,504		Supranational Bank - 0.92%
0.30%, 04/21/2014		5,000	5,005		International Bank for Reconstruction &
			$47,159		Development; Dow Jones - UBS Commodity
					Index Linked Note
Finance - Mortgage Loan/Banker - 4.37%					0.29%, 12/20/2013(e)	15,900		14,338
Fannie Mae
0.36%, 06/23/2014(e)		6,725	6,740
0.38%, 08/09/2013(e)		2,000	2,002		TOTAL COMMODITY INDEXED STRUCTURED NOTES			$84,776
					SENIOR FLOATING RATE INTERESTS -	Principal
Federal Home Loan Banks					19.04%	Amount (000's)	Value	(000	's)
0.20%, 04/30/2013		3,000	3,000
0.22%, 05/03/2013		5,000	5,001		Aerospace & Defense - 0.37%
0.23%, 11/25/2013		4,000	4,002		Beechcraft Holdings LLC, Term Loan EXIT
0.25%, 12/04/2013		8,000	8,004		5.75%, 02/15/2020(e)	$1,500		$1,501
0.28%, 08/28/2014		5,000	5,001		Hamilton Sundstrand, Term Loan
0.29%, 11/08/2013		5,000	5,003		4.00%, 12/05/2019(e)	2,200		2,200
Freddie Mac					Sequa Corp, Term Loan B
0.16%, 03/21/2013(e)		3,500	3,500		5.25%, 05/29/2017(e)	2,000		2,023
0.32%, 12/03/2014		5,000	5,003					$5,724
0.38%, 02/13/2015		2,500	2,501
0.63%, 12/23/2013		2,500	2,508		Airlines - 0.55%
0.75%, 03/28/2013		5,000	5,002		Delta Air Lines Inc, Term Loan B
					4.25%, 04/15/2017(e)	863		871
1.00%, 08/20/2014		7,000	7,075		Delta Air Lines Inc, Term Loan B1
4.50%, 01/15/2014		3,546	3,678		5.25%, 10/16/2018(e)	2,500		2,528
			$68,020		United Air Lines Inc, Term Loan B
Media- 0.03%					2.25%, 02/01/2014(e)	1,235		1,233
Clear Channel Communications Inc					US Airways Group Inc, Term Loan
9.00%, 12/15/2019(c)		523	486		2.70%, 03/21/2014(e)	4,000		3,988
								$8,620
Sovereign - 0.72%					Apparel - 0.04%
Deutsche Bundesrepublik Inflation Linked					Wolverine World Wide, Term Loan B
Bond					4.00%, 06/26/2019(e)	641		646
1.50%, 04/15/2016	EUR	5,815	8,178
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/2016		1,849	2,434		Automobile Manufacturers - 0.02%
2.15%, 09/15/2014		418	557		Navistar Inc, Term Loan B
					7.00%, 08/16/2017(e)	281		284
			$11,169
TOTAL BONDS			$126,834
COMMODITY INDEXED STRUCTURED	Principal				Automobile Parts & Equipment - 0.23%
NOTES- 5.45%	Amount (000's)		Value(000	's)	Allison Transmission Inc, Term Loan B3
					4.25%, 08/15/2019(e)	746		753
Banks- 4.53%					Federal-Mogul Corp, Term Loan B-EXIT
BNP Paribas SA; Dow Jones - UBS					2.14%, 12/27/2013(e)	488		454
Commodity Index Linked Note					Federal-Mogul Corp, Term Loan C-EXIT
0.29%, 03/27/2013(e)		$5,400	4,077		2.14%, 12/27/2015(e)	249		231
0.31%, 06/27/2013(e)		6,900	8,329
					Schaeffler AG, Term Loan B2
CIBC; Dow Jones - UBS Commodity Index					6.00%, 01/27/2017(e)	2,205		2,204
Linked Note								$3,642
0.00%, 05/20/2013(a),(e)		2,600	2,265
0.00%, 06/28/2013(a),(e)		4,000	4,265		Building Materials - 0.01%
0.14%, 12/23/2013(e)		9,500	8,078		Aluma Systems Inc, Term Loan B
Deutsche Bank AG/London; Dow Jones - UBS					6.25%, 10/16/2018(e)	97		97
Commodity Index Linked Note
0.04%, 01/29/2014(e)		6,500	5,892
0.04%, 02/13/2014(e)		5,900	5,722		Chemicals - 0.80%
					Houghton International Inc, Term Loan
					5.25%, 12/13/2019(e)	1,000		1,010

See accompanying notes.

34

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Chemicals (continued)			Electric - 0.04%
Ineos US Finance LLC, Term Loan			Calpine Corp, Term Loan B3
6.50%, 04/27/2018(e)	$546	$557	4.00%, 09/27/2019(e)	$599	$602
Univar Inc, Term Loan B
5.00%, 06/30/2017(e)	2,785	2,772
US Coatings Acquisition Inc, Term Loan B2			Electrical Components & Equipment - 0.16%
4.75%, 01/18/2020(e)	8,000	8,097	WESCO Distribution Inc, Term Loan B1
			4.50%, 12/04/2019(e)	2,538	2,562
		$12,436
Commercial Services - 1.46%			Entertainment - 0.35%
Avis Budget Car Rental LLC, Term Loan C			CCM Merger Inc, Term Loan B
4.25%, 03/13/2019(e)	1,489	1,492
			6.00%, 03/01/2017(e)	1,169	1,178
Booz Allen Hamilton Inc, Term Loan B			Cinemark USA Inc, Term Loan B
4.50%, 07/27/2019(e)	873	880
			3.21%, 12/13/2019(e)	2,000	2,006
Brand Energy & Infrastructure Services Inc,			Pinnacle Entertainment Inc, Term Loan A
Term Loan B			4.00%, 03/08/2019(e)	1,238	1,247
6.25%, 10/16/2018(e)	402	403
			WMG Acquisition Corp, Term Loan B
Bright Horizons Family Solutions Inc, Term			5.25%, 10/25/2018(e)	1,000	1,011
Loan					$5,442
5.25%, 01/24/2020(e)	3,000	3,015
Ceridian Corp, Term Loan B-EXT			Environmental Control - 0.15%
5.95%, 05/09/2017(e)	4,191	4,237	ADS Waste Holdings Inc, Term Loan B
CHG Buyer Corp, Term Loan			4.25%, 10/05/2019(e)	750	751
9.00%, 11/13/2020(e)	525	537	Tervita Corp, Term Loan B
Harland Clarke Holdings Corp, Term Loan B-			6.25%, 05/14/2018(e)	1,571	1,579
NONEXT					$2,330
2.70%, 06/30/2014(e)	2,889	2,854
Interactive Data Corp, Term Loan			Food- 1.25%
3.75%, 02/11/2018(e)	483	483	AdvancePierre Foods Inc, Term Loan
			9.50%, 10/02/2017(e)	675	688
Laureate Education Inc, Term Loan B
5.25%, 06/15/2018(e)	5,000	5,027	AdvancePierre Foods Inc, Term Loan B
			5.75%, 06/20/2017(e)	1,500	1,518
Pharmaceutical Product Development Inc,
Term Loan			Albertsons Inc, Term Loan B
			0.00%, 02/26/2016(e),(f)	3,000	3,030
4.25%, 12/05/2018(e)	2,235	2,248
Pharmaceutical Research Associates Inc, Term			ARAMARK Corp, Term Loan C
			3.52%, 07/26/2016(e)	3,000	3,016
Loan
6.50%, 12/10/2017(e)	1,500	1,507	ARAMARK Corp, Term Loan D
			0.00%, 08/22/2019(e),(f)	2,500	2,508
		$22,683	Candy Intermediate Holdings, Term Loan B
Computers - 0.25%			7.51%, 06/08/2018(e)	498	505
CompuCom Systems Inc, Term Loan			Pinnacle Foods Finance LLC / Pinnacle Foods
6.50%, 10/02/2018(e)	500	507	Finance Corp, Term Loan F
Riverbed Technology, Term Loan			4.75%, 10/17/2018(e)	995	1,004
4.00%, 12/13/2019(e)	1,063	1,074	Supervalu Inc, Term Loan
Spansion LLC, Term Loan B			0.00%, 03/18/2019(e),(f)	1,000	1,011
5.25%, 12/11/2018(e)	689	696	US Foods Inc, Term Loan
SunGard Data Systems Inc, Term Loan D			5.75%, 03/31/2017(e)	983	994
4.50%, 01/20/2020(e)	1,600	1,612	US Foods Inc, Term Loan B-EXT
		$3,889	5.75%, 03/31/2017(e)	3,577	3,615
			Wilton Brands Inc, Term Loan B
Consumer Products - 0.02%			7.50%, 08/22/2018(e)	1,481	1,493
Spectrum Brands Holdings Inc, Term Loan B					$19,382
4.50%, 11/06/2019(e)	348	353
			Hand & Machine Tools - 0.30%
			Alliance Laundry Systems LLC, Term Loan
Distribution & Wholesale - 0.11%			B
HD Supply Inc, Term Loan B			4.50%, 12/07/2018(e)	1,700	1,707
4.50%, 10/05/2017(e)	1,741	1,746
			Apex Tool Group LLC, Term Loan B
			4.50%, 01/25/2020(e)	3,000	3,029
Diversified Financial Services - 0.76%					$4,736
LPL Holdings Inc, Term Loan B
4.00%, 03/22/2019(e)	1,787	1,799	Healthcare - Products - 0.66%
Ocwen Loan Servicing LLC, Term Loan			Bausch & Lomb Inc, Term Loan B
			5.25%, 05/10/2019(e)	1,990	2,005
5.00%, 02/15/2018(e)	2,000	2,024
TCW Group Inc, Term Loan			Carestream Health Inc, Term Loan B
			5.00%, 02/25/2017(e)	3,611	3,618
4.00%, 12/20/2019(e)	2,000	2,015
Walter Investment Management Corp, Term			Hologic Inc, Term Loan B
			4.50%, 07/19/2019(e)	1,140	1,152
Loan B
5.75%, 11/15/2017(e)	5,975	6,057	Kinetic Concepts Inc, Term Loan C1
			5.50%, 05/04/2018(e)	2,394	2,423
		$11,895

See accompanying notes.

35

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Healthcare - Products (continued)			Internet - 0.28%
Kinetic Concepts Inc, Term Loan C2			Endurance International Group Inc/The, Term
5.00%, 11/04/2016(e)	$990	$998	Loan
		$10,196	6.25%, 05/08/2020(e)	$2,000	$2,015
			10.25%, 05/08/2020 (e)	900	900
Healthcare - Services - 1.78%			Web.com Group Inc, Term Loan
Ardent Medical Services Inc, Term Loan B			5.50%, 10/27/2017(e)	190	192
6.75%, 05/19/2018(e)	600	608
			Zayo Group LLC, Term Loan B
CHS/Community Health Systems Inc, Term			5.25%, 06/15/2019(e)	1,294	1,298
Loan EXT-OLD					$4,405
3.79%, 01/25/2017(e)	120	121
DaVita HealthCare Partners Inc, Term Loan			Investment Companies - 0.13%
A3			RPI Finance Trust, Term Loan B
2.71%, 08/24/2017(e)	4,000	3,995	4.00%, 11/09/2018(e)	2,014	2,034
DaVita HealthCare Partners Inc, Term Loan
B2
4.00%, 08/21/2019(e)	1,500	1,511	Leisure Products & Services - 0.08%
			Equinox Holdings Inc, Term Loan B
Drumm Investors LLC, Term Loan			5.50%, 11/16/2019(e)	1,250	1,262
5.00%, 05/04/2018(e)	3,479	3,334
Genesis Healthcare LLC, Term Loan B
10.00%, 10/02/2017 (e)	602	590	Leisure Time - 0.55%
Health Management Associates Inc, Term			Bombardier Recreational Products Inc, Term
Loan B			Loan B
4.50%, 11/22/2018(e)	990	1,000	0.00%, 01/23/2019(e),(f)	7,000	7,055
Heartland Dental Care Inc, Term Loan			Sabre Inc, Term Loan C
6.25%, 12/20/2018(e)	1,500	1,517	0.00%, 02/15/2018(e),(f)	1,550	1,550
IASIS Healthcare LLC / IASIS Capital Corp,					$8,605
Term Loan B2
4.50%, 05/03/2018(e)	742	745	Lodging - 0.41%
LHP Hospital Group Inc, Term Loan			Ameristar Casinos Inc, Term Loan B
			4.00%, 04/16/2018(e)	231	233
9.00%, 06/29/2018(e)	325	332
LifePoint Hospitals Inc, Term Loan B			Caesars Entertainment Operating Co Inc, Term
2.71%, 07/31/2017(e)	875	879	Loan B6
			5.45%, 01/28/2015(e)	4,450	4,085
RegionalCare Hospital Partners Inc, Term
Loan B			MGM Resorts International, Term Loan B
			4.25%, 12/13/2019(e)	2,000	2,023
8.00%, 11/04/2018(e)	746	751
Select Medical Corp, Term Loan B					$6,341
5.50%, 06/01/2018(e)	498	499	Media- 1.90%
Select Medical Corp, Term Loan B-NEW			Atlantic Broadband Penn LLC, Term Loan B
5.50%, 06/01/2018(e)	1,494	1,499	4.50%, 09/20/2019(e)	736	744
Sheridan Holdings Inc, Term Loan			Cengage Learning Acquisitions Inc, Term
4.50%, 06/29/2018(e)	1,745	1,751	Loan EXT
9.00%, 06/29/2019(e)	500	507	5.71%, 07/31/2017(e)	241	180
Skilled Healthcare Group Inc, Term Loan B			Charter Communications Operating LLC,
6.75%, 04/09/2016(e)	981	985	Term Loan D
United Surgical Partners International Inc,			4.00%, 04/04/2019(e)	1,241	1,250
Term Loan B			Clear Channel Communications Inc, Term
6.00%, 03/19/2019(e)	5,236	5,247	Loan B
Universal Health Services Inc, Term Loan B			3.85%, 01/29/2016(e)	8,596	7,351
3.75%, 11/15/2016(e)	509	510	Fox Acquisition Sub LLC, Term Loan B
Vanguard Health Holding Co II LLC, Term			5.50%, 07/31/2017(e)	565	572
Loan B			Kabel Deutschland GmbH, Term Loan F1
5.00%, 01/29/2016(e)	1,238	1,242	3.50%, 02/01/2019(e)	1,000	1,002
		$27,623	MCC Georgia LLC, Term Loan G
			4.00%, 08/15/2020(e)	998	1,001
Home Furnishings - 0.06%
Tempur-Pedic Intl, Term Loan B			MTL Publishing LLC, Term Loan B
			5.50%, 03/05/2018(e)	2,537	2,564
0.00%, 11/20/2019(e),(f)	952	964
			Nine Entertainment Co Pty Ltd, Term Loan B
			3.50%, 01/31/2020(e)	5,500	5,495
Insurance - 0.45%			TL Acquisitions Inc, Term Loan
Alliant Holdings I Inc, Term Loan			2.71%, 07/03/2014(e)	547	428
5.00%, 12/07/2019(e)	3,000	3,022	Tribune Co, Term Loan
Compass Investors Inc, Term Loan B			4.00%, 12/17/2019(e)	3,000	3,012
5.25%, 12/14/2019(e)	3,000	3,019	Truven Health Analytics Inc, Term Loan B
Cunningham Lindsey Group Inc, Term Loan			5.75%, 05/25/2019(e)	2,078	2,098
5.00%, 10/18/2019(e)	1,000	1,013	Virgin Media, Term Loan B
		$7,054	0.00%, 02/15/2020(e),(f)	1,000	994
			WideOpenWest Finance LLC, Term Loan
			6.25%, 07/12/2018(e)	2,788	2,820
					$29,511

See accompanying notes.

36

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Metal Fabrication & Hardware - 0.13%			Real Estate - 0.05%
Ameriforge Group Inc, Term Loan B			Capital Automotive LP, Term Loan B
5.00%, 01/22/2020(e)	$2,000	$2,019	5.25%, 03/17/2017(e)	$789	$792
Miscellaneous Manufacturing - 0.24%			REITS- 0.19%
FGI Operating Co LLC, Term Loan B			iStar Financial Inc, Term Loan A2
5.50%, 04/13/2019(e)	995	993	4.50%, 10/11/2017(e)	2,928	2,929
Rexnord LLC, Term Loan B
4.50%, 04/04/2018(e)	1,188	1,195
WP CPP Holdings LLC, Term Loan			Retail - 1.21%
5.75%, 12/20/2019(e)	1,500	1,508	BJ's Wholesale Club Inc, Term Loan B
			5.50%, 09/26/2019(e)	2,359	2,361
		$3,696	Collective Brands Inc, Term Loan B
Oil & Gas - 0.47%			7.25%, 09/19/2019(e)	1,372	1,384
EP Energy LLC, Term Loan B1			Jo-Ann Stores Inc, Term Loan B
5.00%, 04/10/2018(e)	750	756	4.00%, 03/19/2018(e)	1,717	1,720
Plains Exploration & Production Co, Term			Landry's Inc, Term Loan B
Loan B			4.75%, 04/19/2018(e)	2,985	2,997
4.00%, 10/15/2019(e)	1,500	1,503	Michaels Stores Inc, Term Loan B
Samson Investment Co, Term Loan			3.75%, 01/24/2020(e)	2,069	2,074
6.00%, 09/19/2018(e)	625	631	Pilot Travel Centers LLC, Term Loan B
Sonneborn Inc, Term Loan B			4.25%, 08/06/2019(e)	998	1,006
6.50%, 03/26/2018(e)	1,181	1,190	PVH Corp, Term Loan B
Sonneborn Refined Products BV, Term Loan			3.25%, 12/19/2019(e)	3,500	3,528
B			Rite Aid Corp, Term Loan
6.50%, 03/26/2018(e)	208	210	5.75%, 07/07/2020(e)	2,000	2,045
Tesoro Corp, Term Loan B			Serta Simmons Holdings LLC, Term Loan B
0.00%, 01/30/2016(e),(f)	3,000	3,026	5.00%, 09/19/2019(e)	750	758
		$7,316	Wendy's International Inc, Term Loan B
			4.75%, 04/20/2019(e)	898	905
Oil & Gas Services - 0.18%					$18,778
FTS International Inc, Term Loan B
8.50%, 05/06/2016(e)	893	821	Semiconductors - 0.36%
Saxon Energy Services Inc, Term Loan			Freescale Semiconductor Inc, Term Loan B1
5.50%, 02/13/2019(e)	2,000	2,016	0.00%, 12/22/2016(e),(f)	2,000	2,000
		$2,837	NXP BV, Term Loan A2
			5.50%, 03/04/2017(e)	495	504
Packaging & Containers - 0.02%			NXP BV, Term Loan C
FPC Holdings Inc, Term Loan			4.75%, 01/11/2020(e)	3,000	3,046
5.25%, 11/15/2019(e)	250	253
					$5,550
			Software - 0.74%
Pharmaceuticals - 0.82%			Blackboard Inc, Term Loan B2
AssuraMed Holding Inc, Term Loan			6.25%, 10/04/2018(e)	1,465	1,476
9.25%, 04/19/2020(e)	500	510
			Ellucian, Term Loan B
Generic Drug Holdings Inc, Term Loan B			4.50%, 07/19/2018(e)	1,469	1,480
5.00%, 10/04/2019(e)	1,301	1,313
			Emdeon Business Services LLC, Term Loan
Grifols Inc, Term Loan B			B1
4.25%, 06/01/2017(e)	987	992
			5.00%, 11/02/2018(e)	990	1,002
Par Pharmaceutical Inc, Term Loan B1			Epicor Software Corp, Term Loan B
4.25%, 09/28/2019(e)	1,663	1,660
			5.00%, 05/16/2018(e)	990	991
Quintiles Transnational Corp, Term Loan B2			EVERTEC LLC, Term Loan B1
4.50%, 06/08/2018(e)	2,494	2,514
			5.50%, 09/30/2016(e)	800	806
Valeant Pharmaceuticals International Inc,			Genesys Telecommunications Laboratories
Term Loan B-D			Inc, Term Loan B
3.50%, 09/27/2019(e)	4,390	4,409
			4.00%, 01/31/2020(e)	439	440
Warner Chilcott Co LLC, Term Loan B2			Infor US Inc, Term Loan B2
4.25%, 03/15/2018(e)	179	181
			5.25%, 04/05/2018(e)	1,741	1,760
Warner Chilcott Corp, Term Loan B1			RP Crown Parent LLC, Term Loan
4.25%, 03/15/2018(e)	579	584
			6.75%, 12/14/2018(e)	2,200	2,232
Warner Chilcott Corp, Term Loan B1-NEW			11.25%, 12/14/2019 (e)	400	414
4.25%, 08/15/2018(e)	220	222
			SS&C Technologies Holdings Europe SARL,
WC Luxco Sarl, Term Loan B3			Delay-Draw Term Loan B2-DD
4.25%, 03/15/2018(e)	398	402
			5.00%, 05/23/2019(e)	84	85
		$12,787	SS&C Technologies Inc, Delay-Draw Term
Private Equity - 0.03%			Loan B1-DD
American Capital Ltd, Term Loan			5.00%, 05/23/2019(e)	810	817
5.50%, 08/15/2017(e)	425	429			$11,503
			Telecommunications - 1.43%
			Alcatel-Lucent USA Inc, Term Loan
			7.25%, 01/29/2019(e)	3,500	3,538

See accompanying notes.

37

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)				U.S. Treasury Inflation-Indexed Obligations (continued)
Arris Group Inc, Term Loan				1.75%, 01/15/2028	$7,929		$10,084
0.00%, 02/07/2020(e),(f)	$2,000	$1,996		1.88%, 07/15/2013	8,651		8,870
Avaya Inc, Term Loan B5				1.88%, 07/15/2015	5,619		6,177
8.00%, 03/31/2018(e)	246	247		1.88%, 07/15/2019	392		481
Cricket Communications Inc, Term Loan B				2.00%, 01/15/2014	11,798		12,237
4.75%, 10/03/2019(e)	475	476		2.00%, 07/15/2014	5,354		5,687
Integra Telecom, Term Loan				2.00%, 01/15/2016	2,198		2,453
0.00%, 02/19/2019(e),(f)	1,000	1,011		2.00%, 01/15/2026	3,123		4,056
Intelsat Jackson Holdings SA, Term Loan B1				2.13%, 01/15/2019	1,636		1,999
4.50%, 04/02/2018(e)	4,231	4,270		2.13%, 02/15/2040	5,074		7,249
IPC Systems Inc, Term Loan B				2.13%, 02/15/2041	5,743		8,260
5.45%, 06/01/2015(e)	1,000	910		2.38%, 01/15/2025	15,559		20,869
IPC Systems Inc, Term Loan C				2.38%, 01/15/2027	5,266		7,154
7.75%, 07/31/2017(e)	499	497		2.50%, 07/15/2016	8,621		9,985
Syniverse Holdings Inc, Delay-Draw Term				2.50%, 01/15/2029	6,219		8,708
Loan DD				3.38%, 04/15/2032	780		1,258
0.00%, 04/20/2019(g)	2,000	1,998		3.63%, 04/15/2028	6,665		10,415
Telesat Canada, Term Loan B				3.88%, 04/15/2029	9,155		14,912
4.25%, 03/26/2019(e)	1,604	1,616					$267,304
UPC Financing Partnership, Term Loan AF				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 01/31/2021(e)	2,925	2,954		OBLIGATIONS			$352,828
Windstream Corp, Term Loan B3					Maturity
4.00%, 08/03/2019(e)	746	752		REPURCHASE AGREEMENTS - 3.91%	Amount (000's)	Value	(000	's)
Windstream Corp, Term Loan B4
3.50%, 01/10/2020(e)	2,000	2,012		Banks- 3.91%
		$22,277		Investment in Joint Trading Account; Credit	$6,597		$6,597
TOTAL SENIOR FLOATING RATE INTERESTS		$296,230		Suisse Repurchase Agreement; 0.16%
U.S. GOVERNMENT & GOVERNMENT	Principal			dated 02/28/2013 maturing 03/01/2013
AGENCY OBLIGATIONS - 22.67%	Amount (000's)	Value(000	's)	(collateralized by US Government
				Securities; $6,729,060; 4.38% - 6.13%;
Federal Home Loan Bank - 0.32%				dated 11/15/27 - 11/15/39)
0.16%, 04/15/2013(h)	$5,000	$5,000		Investment in Joint Trading Account; Deutsche	15,833		15,833
				Bank Repurchase Agreement; 0.19% dated
Federal Home Loan Mortgage Corporation (FHLMC) -				02/28/2013 maturing 03/01/2013
0.45%				(collateralized by US Government
0.15%, 08/20/2013(h)	7,000	6,995		Securities; $16,149,745; 0.00% - 7.25%;
				dated 03/25/13 - 05/15/30)
Federal National Mortgage Association (FNMA) - 1.09%				Investment in Joint Trading Account; JP	13,854		13,854
0.13%, 10/01/2013 (h)	8,000	7,993		Morgan Repurchase Agreement; 0.16%
0.14%, 04/01/2013(h)	4,000	4,000		dated 02/28/2013 maturing 03/01/2013
0.15%, 09/16/2013(h)	5,000	4,996		(collateralized by US Government
				Securities; $14,131,026; 0.00% - 10.35%;
		$16,989		dated 03/15/13 - 02/15/42)
U.S. Treasury - 3.63%				Investment in Joint Trading Account; Merrill	14,069		14,069
0.25%, 04/30/2014	5,000	5,003		Lynch Repurchase Agreement; 0.13%
0.50%, 05/31/2013	6,000	6,006		dated 02/28/2013 maturing 03/01/2013
0.88%, 04/30/2017	2,845	2,878		(collateralized by US Government
0.88%, 01/31/2018	7,310	7,354		Securities; $14,350,071; 0.00% - 9.38%;
1.25%, 02/15/2014	5,000	5,051		dated 07/01/13 - 11/07/36)
1.25%, 03/15/2014	7,000	7,077		Investment in Joint Trading Account; Morgan	10,555		10,555
1.38%, 05/15/2013	5,000	5,013		Stanley Repurchase Agreement; 0.15%
1.50%, 12/31/2013	7,000	7,077		dated 02/28/2013 maturing 03/01/2013
2.00%, 02/15/2023	10,850	10,960		(collateralized by US Government
3.13%, 02/15/2042	120	121		Securities; $10,766,497; 0.00% - 3.88%;
		$56,540		dated 06/14/13 - 12/27/22)
							$60,908
U.S. Treasury Inflation-Indexed Obligations - 17.18%				TOTAL REPURCHASE AGREEMENTS			$60,908
0.13%, 04/15/2016	33,748	35,844		TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.13%, 04/15/2017	2,743	2,959		0.03%			$461
0.13%, 01/15/2022	10,596	11,523
0.13%, 07/15/2022	7,129	7,764		Total Investments			$1,553,984
0.13%, 01/15/2023	13,259	14,308		Other Assets in Excess of Liabilities, Net - 0.14%			$2,173
0.50%, 04/15/2015	15,637	16,448		TOTAL NET ASSETS - 100.00%			$1,556,157
0.63%, 07/15/2021	2,314	2,640
0.63%, 02/15/2043	3,415	3,491		(a) Non-Income Producing Security
0.75%, 02/15/2042	9,346	9,927		(b) Security is Illiquid
1.13%, 01/15/2021	4,471	5,264
1.25%, 04/15/2014	8,202	8,503
1.38%, 01/15/2020	4,536	5,400
1.63%, 01/15/2015	2,225	2,379

See accompanying notes.

38

			Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $8,900 or 0.57% of net assets.

(d)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $101 or 0.01% of net assets.

(e)	Variable Rate. Rate shown is in effect at February 28, 2013.
(f)						This Senior Floating Rate Note will settle after February 28, 2013, at which time the interest rate will be determined.

(g)						All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.

(h)	Rate shown is the discount rate of the original purchase.

Portfolio Summary (unaudited)
Sector			Percent
Government			31 .71%
Energy			22 .93%
Financial			16 .74%
Consumer, Non-cyclical			6 .65%
Utilities			5 .88%
Communications			5 .05%
Consumer, Cyclical			3 .70%
Industrial			3 .31%
Basic Materials			2.40%
Technology			1 .35%
Diversified			0 .11%
Purchased Interest Rate Swaptions			0.03%
Other Assets in Excess of Liabilities, Net			0 .14%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

Foreign Currency Purchase		Delivery Date				Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Euro	Citigroup Inc		04/23/2013			1,550,000	$2,074	$2,024	$(50)
Total									$(50)

Foreign Currency Sale		Delivery Date				Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Euro	Citigroup Inc		04/23/2013			8,238,000	$10,977	$10,758	$219
Euro	Credit Suisse		04/23/2013			859,000	1,156	1,122	35
Euro	JP Morgan Chase		04/23/2013			865,000	1,164	1,129	35
Total									$289

All dollar amounts are shown in thousands (000's)

Futures Contracts

		Long/Short	Contracts		Notional Value		Fair Value		Unrealized Appreciation/(Depreciation)
Type
Euro Bund 10 Year Bund; June 2013		Short		30		$5,621		$5,607	$14
UK 10 Year Gilt; June 2013		Short		10		1,741		1,770	(29)
US 10 Year Note; June 2013		Long	241			31,501		31,703	202
US 2 Year Note; June 2013		Short		64		14,102		14,110	(8)
US 5 Year Note; June 2013		Long		17		2,104		2,108	4
US Long Bond; June 2013		Short		47		6,761		6,758	3
US Ultra Bond; June 2013		Short		29		4,535		4,582	(47)
Total									$139

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Counterparty
(Issuer)	Floating Rate Index
Barclays Bank PLC 3 Month LIBOR	Receive	2.48%	07/09/2042		$1,000	$98		$—	$98

See accompanying notes.

39

Schedule of Investments
Diversified Real Asset Fund
February 28, 2013 (unaudited)

Interest Rate Swaps (continued)

	(Pay)/ Receive Floating Rate	Fixed Rate		Expiration Date	Notional Amount	Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Counterparty
(Issuer)	Floating Rate Index
Barclays Bank PLC 3 Month LIBOR		Receive	2.58%	11/29/2042	2,100	163			—	163
Total						$261			$—	$261

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

		Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)

Purchased Swaptions
Outstanding	Counterparty (Issuer)
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	3.25%	02/09/2016	$10,600		$485	$461	$(24)
Rate Swap		LIBOR
Total								$485	$461	$(24)

		Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)

Written Swaptions
Outstanding	Counterparty (Issuer)
Call - 5 Year Interest Barclays Bank PLC		3 Month	Receive	1.40%	02/14/2015	$15,000		$(119)	$(155)	$(36)
Rate Swap		LIBOR
Put - 5 Year Interest Barclays Bank PLC		3 Month	Pay	2.40%	02/14/2015	15,000		(214)	(182)	32
Rate Swap		LIBOR
Total								$(333)	$(337)	$(4)

All dollar amounts are shown in thousands (000's)

Options

	Exercise Price		Expiration Date		Contracts	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Written Options Outstanding
Call - 10 Year US Futures		$131.00	04/29/2013		47		$(34)		$(56)	$(22)
Put - 10 Year US Futures		$129.00	04/29/2013		47		(31)		(9)	22
Total					$		(65)		$(65)	$—

All dollar amounts are shown in thousands (000's)

See accompanying notes.

40

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS - 55.44%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.37%				Automobile Manufacturers (continued)
AirMedia Group Inc ADR(a),(b)	11,700	$25		Fiat Industrial SpA	20,324		$246
Dentsu Inc	5,500	171		Fiat SpA (a)	29,219		156
Interpublic Group of Cos Inc/The (c)	41,296	527		Ford Motor Co	23,500		296
Lamar Advertising Co (a)	3,080	143		Fuji Heavy Industries Ltd	18,000		270
Omnicom Group Inc (c)	16,896	972		General Motors Co (a)	1,900		52
WPP PLC	13,482	215		Hino Motors Ltd	11,000		116
		$2,053		Isuzu Motors Ltd	17,000		104
				Kia Motors Corp	873		45
Aerospace & Defense - 0.99%				Mitsubishi Motors Corp (a)	42,000		46
AAR Corp	4,970	87		PACCAR Inc	10,470		496
Alliant Techsystems Inc (c)	3,500	230
B/E Aerospace Inc (a),(c)	1,600	84		Suzuki Motor Corp	11,600		277
Boeing Co/The (c)	2,347	181		Tata Motors Ltd ADR	3,300		90
				Tesla Motors Inc (a)	6,550		228
Esterline Technologies Corp (a)	900	62
General Dynamics Corp (c)	7,385	502		UMW Holdings Bhd	24,900		103
L-3 Communications Holdings Inc (c)	5,560	424					$2,739
Lockheed Martin Corp (c)	7,408	651		Automobile Parts & Equipment - 0.56%
MTU Aero Engines Holding AG	18	2		Aisin Seiki Co Ltd	1,400		51
Northrop Grumman Corp (c)	14,719	967		Allison Transmission Holdings Inc	18,120		419
Raytheon Co (c)	14,438	788		Autoliv Inc	1,500		98
Rockwell Collins Inc	1,670	100		Bridgestone Corp	2,900		89
Rolls-Royce Holdings PLC (a),(d)	17,855	278		Calsonic Kansei Corp	23,000		104
Safran SA	5,952	272		Cheng Shin Rubber Industry Co Ltd	4,000		11
Spirit Aerosystems Holdings Inc (a)	800	14		Continental AG	921		108
TransDigm Group Inc	1,860	265		Dana Holding Corp	8,736		146
United Technologies Corp (c)	5,814	527		Denso Corp	3,500		147
		$5,434		Exedy Corp	12,900		273
				Georg Fischer AG (a)	334		151
Agriculture - 0.50%				Goodyear Tire & Rubber Co/The (a),(c)	26,580		345
Altria Group Inc (c)	13,742	461
Archer-Daniels-Midland Co (c)	10,600	338		Hyundai Wia Corp	141		21
				JTEKT Corp	20,400		203
Asian Citrus Holdings Ltd	276,092	132		Meritor Inc (a)	11,247		49
Bunge Ltd (c)	1,400	104
				Modine Manufacturing Co (a)	17,615		145
China Agri-Industries Holdings Ltd	31,000	18		NHK Spring Co Ltd	13,500		117
Golden Agri-Resources Ltd	59,000	31		Stanley Electric Co Ltd	3,200		56
Japan Tobacco Inc	12,800	404		Sumitomo Electric Industries Ltd	7,900		92
Lorillard Inc (c)	5,427	209
Philip Morris International Inc (c)	8,584	787		Toyota Boshoku Corp	1,200		16
				TRW Automotive Holdings Corp (a)	1,500		88
Reynolds American Inc (c)	4,293	188
				WABCO Holdings Inc (a),(c)	4,000		275
Swedish Match AB	2,029	66		Yokohama Rubber Co Ltd/The	9,000		84
		$2,738					$3,088
Airlines - 0.43%				Banks - 2.91%
Alaska Air Group Inc (a)	3,800	196
				ABSA Group Ltd	481		9
All Nippon Airways Co Ltd	20,000	41		Agricultural Bank of China Ltd	8,000		4
Copa Holdings SA	200	21		AMMB Holdings Bhd	9,500		19
Delta Air Lines Inc (a),(c)	73,352	1,047
				Associated Banc-Corp (c)	5,300		76
Deutsche Lufthansa AG	2,141	43		Asya Katilim Bankasi AS (a)	4,305		5
Eva Airways Corp (a)	62,000	39
				Banca Popolare dell'Emilia Romagna Scrl	27,280		195
SkyWest Inc	26,345	369		Banco Bradesco SA ADR	1,000		18
Spirit Airlines Inc (a)	3,045	61
Turk Hava Yollari Anonium Ortakligi (a)	35,519	147		Banco do Brasil SA	3,700		49
United Continental Holdings Inc (a)	15,340	410		Banco Santander Brasil SA/Brazil ADR	17,000		124
				Bangkok Bank PCL	7,100		52
		$2,374		Bank of America Corp	17,695		199
Apparel - 0.30%				Bank of Ayudhya PCL	16,300		19
Adidas AG	1,450	132		Bank of China Ltd	182,000		86
Carter's Inc (a)	2,000	113		Bank of Ireland (a)	329,169		56
Coach Inc	1,450	70		Bank of New York Mellon Corp/The	13,150		357
Crocs Inc (a),(c)	10,600	161		Bank of Yokohama Ltd/The	7,000		36
Deckers Outdoor Corp (a)	4,705	190		Bank Rakyat Indonesia Persero Tbk PT	32,500		32
Hanesbrands Inc (a)	10,340	410		BBCN Bancorp Inc	11,340		140
Nike Inc	4,116	224		BOK Financial Corp	860		51
Quiksilver Inc (a)	14,040	88		Capital One Financial Corp (c)	10,680		545
Under Armour Inc (a)	4,790	236		CapitalSource Inc	1,000		9
Wolverine World Wide Inc	300	12		Chiba Bank Ltd/The	10,000		64
		$1,636		China Construction Bank Corp	175,000		144
				Citigroup Inc	24,620		1,033
Automobile Manufacturers - 0.50%				Citizens Republic Bancorp Inc (a),(c)	30,157		621
China Motor Corp	41,000	39		Commerce Bancshares Inc/MO (c)	41		2
Daihatsu Motor Co Ltd	6,000	122		Credicorp Ltd	100		15
Dongfeng Motor Group Co Ltd	36,000	53		Cullen/Frost Bankers Inc	1,120		68

See accompanying notes.

41

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Beverages (continued)
Deutsche Bank AG	5,317	$243		Grupo Modelo SAB de CV	46,285		$416
DNB ASA	6,425	95		Molson Coors Brewing Co	8,020		355
East West Bancorp Inc	2,900	71		Monster Beverage Corp (a)	3,100		156
EFG International AG	14,463	183		PepsiCo Inc (c)	13,493		1,023
Fifth Third Bancorp (c)	64,218	1,017					$4,160
First Republic Bank/CA	4,610	168
FirstRand Ltd	7,934	27		Biotechnology - 0.84%
				Alexion Pharmaceuticals Inc (a)	1,990		173
Fukuoka Financial Group Inc	36,000	164		Amgen Inc (c)	10,709		979
Fulton Financial Corp (c)	6,500	74
				Arena Pharmaceuticals Inc (a)	12,390		104
Goldman Sachs Group Inc/The	3,140	471		Biogen Idec Inc (a),(c)	5,488		913
Grupo Financiero Banorte SAB de CV	14,200	105
HDFC Bank Ltd ADR	800	30		Charles River Laboratories International Inc	4,200		171
				(a)
Huntington Bancshares Inc/OH (c)	10,500	74
				Gilead Sciences Inc (a)	15,030		642
ICICI Bank Ltd ADR	500	21		Life Technologies Corp (a)	400		23
Industrial & Commercial Bank of China Ltd	134,000	96		Puma Biotechnology Inc (a)	2,560		66
Itau Unibanco Holding SA ADR	4,500	79		Regeneron Pharmaceuticals Inc (a),(c)	2,572		429
JP Morgan Chase & Co (c)	35,202	1,722
				Seattle Genetics Inc (a)	3,830		108
Kasikornbank PCL - NVDR	8,400	60		United Therapeutics Corp (a)	300		18
KeyCorp (c)	34,300	322
				Vertex Pharmaceuticals Inc (a)	21,430		1,003
Korea Exchange Bank	2,150	15
Krung Thai Bank PCL	80,250	69					$4,629
M&T Bank Corp	6,280	641		Building Materials - 0.39%
Malayan Banking Bhd	14,700	44		Armstrong World Industries Inc (c)	1,500		77
Mitsubishi UFJ Financial Group Inc	16,700	92		China Shanshui Cement Group Ltd	31,000		22
Mizuho Financial Group Inc	54,900	121		Cie de St-Gobain	3,296		131
Nedbank Group Ltd	953	20		CRH PLC	7,118		154
Nordea Bank AB	2,118	24		Headwaters Inc (a)	25,820		243
North Pacific Bank Ltd	7	—		HeidelbergCement AG	2,227		153
Northern Trust Corp	2,700	144		Lennox International Inc (c)	10,890		643
PNC Financial Services Group Inc (c)	18,368	1,146		Louisiana-Pacific Corp (a)	5,682		119
Popular Inc (a)	880	25		Masco Corp	16,250		313
PrivateBancorp Inc	24,310	435		Nippon Sheet Glass Co Ltd	6,000		8
Public Bank Bhd	6,000	31		Norbord Inc (a)	5,693		178
Regions Financial Corp (c)	29,400	225		Sika AG	19		47
Resona Holdings Inc	50,000	229		Sumitomo Osaka Cement Co Ltd	10,000		30
Royal Bank of Scotland Group PLC (a)	18,725	92					$2,118
Shinsei Bank Ltd	49,000	108
Shizuoka Bank Ltd/The	4,000	40		Chemicals - 1.83%
Skandinaviska Enskilda Banken AB	16,467	171		Airgas Inc (c)	3,363		337
Standard Bank Group Ltd	317	4		Akzo Nobel NV	3,081		196
State Bank of India Ltd	283	24		Albemarle Corp (c)	3,161		206
State Street Corp	5,110	290		Asahi Kasei Corp	26,000		154
Sumitomo Mitsui Financial Group Inc	2,500	100		Braskem SA ADR	500		7
Sumitomo Mitsui Trust Holdings Inc	2,000	8		Brenntag AG	196		28
SunTrust Banks Inc	2,600	72		Cabot Corp (c)	3,000		110
Swedbank AB	10,052	241		Celanese Corp (c)	9,905		464
Synovus Financial Corp (c)	129,815	330		CF Industries Holdings Inc (c)	1,600		321
Taiwan Business Bank (a)	680	—		China BlueChemical Ltd	44,000		28
Turkiye Halk Bankasi AS	7,151	71		China Petrochemical Development Corp	89,300		56
Turkiye Vakiflar Bankasi Tao	2,565	8		Cytec Industries Inc (c)	2,400		174
UBS AG	14,800	234		Daicel Corp	7,000		54
US Bancorp (c)	8,928	303		Denki Kagaku Kogyo KK	42,000		160
Wells Fargo & Co (c)	42,235	1,481		DIC Corp	32,000		64
Wilshire Bancorp Inc (a)	16,620	98		Dow Chemical Co/The	35,185		1,116
		$15,986		Eastman Chemical Co	700		49
				EI du Pont de Nemours & Co (c)	15,585		746
Beverages - 0.76%				FMC Corp	100		6
Anheuser-Busch InBev NV	684	64		Hitachi Chemical Co Ltd	2,400		33
Arca Continental SAB de CV	3,500	26		Huabao International Holdings Ltd	183,000		102
C&C Group PLC	22,680	143		Huntsman Corp	1,600		28
Carlsberg A/S	1,020	105		KCC Corp	86		23
Cia de Bebidas das Americas ADR	1,300	58		Koninklijke DSM NV	2,594		151
Coca-Cola Co/The (c)	10,222	396		Lanxess AG	266		22
Coca-Cola Enterprises Inc (c)	4,700	168		LG Chem Ltd	121		33
Coca-Cola Femsa SAB de CV ADR	100	17		Lintec Corp	11,400		199
Constellation Brands Inc (a)	9,705	429		Lotte Chemical Corp	4		1
Crimson Wine Group Ltd (a)	385	3		LyondellBasell Industries NV (c)	14,400		844
Dr Pepper Snapple Group Inc (c)	9,254	404		Methanex Corp	7,779		285
Fomento Economico Mexicano SAB de CV	200	22		Monsanto Co (c)	4,631		467
ADR				Mosaic Co/The	5,620		329
Green Mountain Coffee Roasters Inc (a)	7,855	375		Nippon Kayaku Co Ltd	9,000		105

See accompanying notes.

42

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
Nippon Shokubai Co Ltd	23,000	$213		SEI Investments Co	33,650		$952
Nitto Denko Corp	300	18		Service Corp International/US (c)	10,300		160
Olin Corp	3,600	83		SGS SA	27		69
Petronas Chemicals Group Bhd	800	2		Toppan Printing Co Ltd	10,000		67
PPG Industries Inc (c)	3,342	450		Total System Services Inc (c)	13,945		331
Praxair Inc	2,650	300		Towers Watson & Co (c)	1,600		107
Rockwood Holdings Inc (c)	1,000	63		Verisk Analytics Inc (a)	4,465		261
RPM International Inc	2,500	76		Western Union Co/The (b)	5,400		76
Sasol Ltd ADR	200	9		Zhejiang Expressway Co Ltd	6,000		5
Sherwin-Williams Co/The (c)	3,100	500					$8,687
Solvay SA	790	112
Sumitomo Bakelite Co Ltd	8,000	33		Computers - 1.62%
				Accenture PLC - Class A (c)	4,000		297
Syngenta AG	720	306		Apple Inc (c)	2,374		1,048
Tokai Carbon Co Ltd	38,975	135		Brocade Communications Systems Inc (a),(c)	99,200		557
Tokuyama Corp	2,000	5		Cadence Design Systems Inc (a),(b)	58,030		822
Tosoh Corp	28,000	76
Tronox Ltd	11,338	233		Chicony Electronics Co Ltd	3,000		8
				Computer Sciences Corp (c)	7,000		336
Ube Industries Ltd/Japan	23,000	49
Valspar Corp	2,100	129		Dell Inc	24,599		343
WR Grace & Co (a)	3,500	251		Diebold Inc	2,100		59
				DST Systems Inc (c)	2,600		177
Yara International ASA	2,383	114		EMC Corp/MA (a),(c)	11,514		265
		$10,055		Fortinet Inc (a),(c)	4,100		99
Coal - 0.22%				Foxconn Technology Co Ltd	350		1
Alpha Natural Resources Inc (a),(c)	52,010	415		Fujitsu Ltd	65,000		299
Banpu PCL (e)	2,400	32		IHS Inc (a)	7,590		806
Bumi Resources Tbk PT	362,500	31		Infosys Ltd ADR(c)	2,200		119
China Coal Energy Co Ltd	12,000	12		International Business Machines Corp (c)	1,549		311
Consol Energy Inc	5,260	169		Itochu Techno-Solutions Corp	1,100		48
Peabody Energy Corp	4,730	102		Jack Henry & Associates Inc	900		39
Shougang Fushan Resources Group Ltd	114,000	50		Lite-On Technology Corp	15,075		23
SunCoke Energy Inc (a)	16,830	277		Logitech International SA	27,006		182
Walter Energy Inc	3,265	104		NCR Corp (a),(c)	17,200		474
		$1,192		NET One Systems Co Ltd	24,800		225
				Riverbed Technology Inc (a)	6,900		105
Commercial Services - 1.58%				SanDisk Corp (a)	17,900		902
ADT Corp/The	4,100	196		Seagate Technology PLC	17,840		574
Alliance Data Systems Corp (a)	1,200	190
				Synopsys Inc (a),(c)	11,292		396
Anhanguera Educacional Participacoes SA	5,400	112		Western Digital Corp (c)	7,500		354
Apollo Group Inc (a)	5,600	94
				Wipro Ltd ADR	2,000		19
Arbitron Inc	9,518	446					$8,888
Automatic Data Processing Inc (c)	8,205	503
Career Education Corp (a),(c)	179,100	573		Consumer Products - 0.33%
CCR SA	2,300	23		ACCO Brands Corp (a)	11,900		89
Cielo SA	80	2		American Greetings Corp	18,800		305
Convergys Corp	9,400	156		Avery Dennison Corp	1,000		41
Corinthian Colleges Inc (a)	77,760	166		Blyth Inc	8,730		125
Dai Nippon Printing Co Ltd	6,000	53		Central Garden and Pet Co - A Shares (a)	26,650		233
Equifax Inc	4,600	254		Church & Dwight Co Inc	100		6
Gartner Inc (a),(c)	8,349	416		Clorox Co/The (c)	2,558		215
Global Payments Inc (c)	1,500	72		Jarden Corp (a)	4,010		249
H&R Block Inc (c)	10,897	271		Kimberly-Clark Corp	2,640		249
Hertz Global Holdings Inc (a)	36,170	722		Kimberly-Clark de Mexico SAB de CV	10,100		32
Iron Mountain Inc (c)	20,186	696		Samsonite International SA	27,300		64
ITT Educational Services Inc (a)	1,800	25		Tupperware Brands Corp (c)	2,600		203
Kelly Services Inc	12,912	228		Unilever Indonesia Tbk PT	12,500		29
Lender Processing Services Inc (c)	5,100	125					$1,840
Localiza Rent a Car SA	900	17
Manpower Inc	3,000	164		Cosmetics & Personal Care - 0.16%
Mastercard Inc (c)	327	169		Beiersdorf AG	221		19
				Colgate-Palmolive Co (c)	1,869		214
Monro Muffler Brake Inc	460	17
Monster Worldwide Inc (a)	17,770	91		Kao Corp	5,900		189
Moody's Corp	2,130	102		Natura Cosmeticos SA	2,100		54
New Oriental Education & Technology Group	4,100	62		Pola Orbis Holdings Inc	700		21
				Procter & Gamble Co/The (c)	4,719		360
ADR
Paychex Inc (c)	10,278	340					$857
QinetiQ Group PLC	29,533	92		Distribution & Wholesale - 0.31%
Qualicorp SA (a)	11,100	124		Arrow Electronics Inc (a)	3,500		141
Robert Half International Inc	400	14		Genuine Parts Co (c)	1,900		135
Secom Co Ltd	2,300	118		Hanwha Corp	540		17
Securitas AB	2,753	26		Hitachi High-Technologies Corp	6,800		141

See accompanying notes.

43

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Electric (continued)
Ingram Micro Inc (a),(c)	22,600	$426		FirstEnergy Corp	3,750		$148
ITOCHU Corp	2,000	23		Hokkaido Electric Power Co Inc	1,500		13
Marubeni Corp	4,000	29		Integrys Energy Group Inc (c)	4,383		248
Mitsubishi Corp	500	10		NextEra Energy Inc	1,870		134
Mitsui & Co Ltd	6,500	96		NRG Energy Inc	6,700		161
Owens & Minor Inc	900	27		NV Energy Inc (c)	4,700		93
SK Networks Co Ltd	1,650	12		OGE Energy Corp (c)	3,924		228
Sojitz Corp	24,700	38		Okinawa Electric Power Co Inc/The	11		—
Sumitomo Corp	10,100	123		PG&E Corp	800		34
Toyota Tsusho Corp	4,700	120		PGE SA	9,489		48
WW Grainger Inc (c)	1,596	362		Pinnacle West Capital Corp	1,500		84
		$1,700		PNM Resources Inc	1,400		31
				Portland General Electric Co (c)	3,100		92
Diversified Financial Services - 1.82%				PPL Corp	4,410		136
African Bank Investments Ltd	4,042	13		Public Service Enterprise Group Inc (c)	5,444		178
American Express Co (c)	7,792	484
				Southern Co/The (c)	1,988		90
Ameriprise Financial Inc (c)	9,520	653
				Tauron Polska Energia SA	28,628		40
BlackRock Inc	3,853	924		TECO Energy Inc (c)	8,052		139
BM&FBovespa SA	1,200	8		Tenaga Nasional BHD	24,500		55
BS Financial Group Inc	630	9		Wisconsin Energy Corp	2,300		95
CME Group Inc/IL (c)	9,700	580
				Xcel Energy Inc (c)	2,600		75
COSCO Pacific Ltd	10,000	16					$4,888
Credit Saison Co Ltd	700	15
DGB Financial Group Inc	1,110	17		Electrical Components & Equipment - 0.54%
Discover Financial Services (c)	28,260	1,089		Belden Inc	1,160		58
Duff & Phelps Corp	6,486	101		Brother Industries Ltd	300		3
E*Trade Financial Corp (a),(c)	55,140	590		Casio Computer Co Ltd	15,500		123
Epoch Holding Corp (c)	11,050	309		Delta Electronics Inc	10,000		38
Fubon Financial Holding Co Ltd	26,248	36		Emerson Electric Co (c)	6,444		365
Hana Financial Group Inc	3,320	124		Energizer Holdings Inc (c)	500		46
IntercontinentalExchange Inc (a),(c)	4,539	703		Fujikura Ltd	62,000		193
Invesco Ltd (c)	21,804	585		General Cable Corp (a),(c)	19,409		640
Investec Ltd	768	5		Hitachi Ltd	40,000		224
Jefferies Group Inc	11,988	260		Hubbell Inc (c)	2,892		269
Julius Baer Group Ltd (a)	2,194	83		Leoni AG	5,490		247
Knight Capital Group Inc (a)	2,700	10		LG Electronics Inc	453		33
LPL Financial Holdings Inc	6,350	200		Mitsubishi Electric Corp	10,000		81
Mirae Asset Securities Co Ltd	1,030	41		Molex Inc (c)	15,816		438
Mitsubishi UFJ Lease & Finance Co Ltd	6,020	278		Prysmian SpA	6,199		135
NASDAQ OMX Group Inc/The (c)	11,947	378		Universal Display Corp (a)	140		4
Netspend Holdings Inc (a)	5,156	82		Ushio Inc	1,500		16
NYSE Euronext	14,732	549		Vestas Wind Systems A/S (a)	10,133		72
Ocwen Financial Corp (a)	5,030	198					$2,985
RMB Holdings Ltd	2,196	10
Samsung Card Co Ltd	360	13		Electronics - 0.93%
SLM Corp (c)	66,619	1,263		Agilent Technologies Inc	11,100		460
T Rowe Price Group Inc	2,180	155		Alps Electric Co Ltd	8,300		54
Visa Inc (c)	1,164	185		Anritsu Corp	8,000		118
				Avnet Inc (a),(c)	8,600		304
Woori Finance Holdings Co Ltd	3,930	48
		$10,014		Azbil Corp	5,100		105
				Cymer Inc (a),(c)	7,324		724
Electric - 0.89%				Flextronics International Ltd (a),(c)	57,500		382
AES Corp/VA (c)	9,300	108		Garmin Ltd	900		31
Alliant Energy Corp (c)	3,070	146		Hamamatsu Photonics KK	900		36
Ameren Corp	1,600	54		Hirose Electric Co Ltd	400		48
American Electric Power Co Inc (c)	3,700	173		Hon Hai Precision Industry Co Ltd	32,000		89
Calpine Corp (a)	5,700	105		Honeywell International Inc (c)	200		14
CH Energy Group Inc (c)	7,521	490		Hoya Corp	1,600		31
Chubu Electric Power Co Inc	15,700	197		Itron Inc (a)	4,400		185
Cia Energetica de Minas Gerais ADR	5,500	65		Jabil Circuit Inc (c)	17,700		331
Cleco Corp	400	18		Koninklijke Philips Electronics NV	6,070		171
Consolidated Edison Inc	1,200	71		Kyocera Corp	300		26
DTE Energy Co (c)	4,230	283		LG Display Co Ltd ADR(c)	5,300		74
Duke Energy Corp (c)	1,133	78		Nan Ya Printed Circuit Board Corp	10,000		12
E.ON SE	10,149	169		PerkinElmer Inc (c)	1,500		51
Edison International (c)	6,100	293		Stoneridge Inc (a)	17,545		113
Endesa SA	2,228	51		TE Connectivity Ltd (c)	7,885		317
Enel SpA	99,314	358		Tech Data Corp (a),(c)	7,314		388
Enersis SA ADR	2,400	45		Thermo Fisher Scientific Inc	2,300		170
Enersis SA - Rights (a)	1,209	—		Toshiba Corp	15,000		69
Entergy Corp	1,000	62		TTM Technologies Inc (a)	22,840		187

See accompanying notes.

44

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electronics (continued)				Food (continued)
Tyco International Ltd (c)	15,330	$491		Cia Brasileira de Distribuicao Grupo Pao de	1,100		$56
Vishay Intertechnology Inc (a)	4,900	65		Acucar ADR
Waters Corp (a)	100	9		ConAgra Foods Inc (c)	7,400		252
WPG Holdings Ltd	46,000	53		Dean Foods Co (a),(c)	30,045		498
Yokogawa Electric Corp	1,800	18		Diamond Foods Inc (a)	6,730		105
		$5,126		Distribuidora Internacional de Alimentacion	12,217		95
				SA
Energy - Alternate Sources - 0.01%				General Mills Inc	6,372		295
Enel Green Power SpA	15,387	29		Grupo Bimbo SAB de CV	6,800		19
KiOR Inc (a)	8,387	46
				Harris Teeter Supermarkets Inc	900		39
		$75		Hershey Co/The	1,000		83
Engineering & Construction - 1.03%				Hillshire Brands Co (c)	13,470		436
ABB Ltd (a)	3,171	72		HJ Heinz Co	7,660		555
AECOM Technology Corp (a),(c)	8,900	270		Hormel Foods Corp (c)	3,800		142
Aker Solutions ASA	910	18		Indofood Sukses Makmur Tbk PT	123,500		93
Bilfinger SE	3,872	405		Ingredion Inc (c)	3,900		258
Chicago Bridge & Iron Co NV ADR	1,992	107		JBS SA (a)	14,907		52
China Railway Construction Corp Ltd	29,000	30		JM Smucker Co/The (c)	300		29
China Railway Group Ltd	88,000	48		Koninklijke Ahold NV	14,660		210
Chiyoda Corp	23,000	287		Kraft Foods Group Inc (c)	7,246		352
COMSYS Holdings Corp	18,296	242		Metro AG	1,480		46
Daelim Industrial Co Ltd	376	33		Mondelez International Inc (c)	9,267		256
EMCOR Group Inc	4,200	162		Nippon Meat Packers Inc	7,000		109
Ferrovial SA	2,390	37		Nisshin Seifun Group Inc	6,000		79
Fomento de Construcciones y Contratas SA	571	7		Nutreco NV	3,001		279
Foster Wheeler AG (a)	4,500	108		PureCircle Ltd (a)	2,527		10
Impregilo SpA	113,221	588		Sanderson Farms Inc	1,200		61
Jacobs Engineering Group Inc (a)	9,140	447		Suedzucker AG	3,529		154
JGC Corp	17,000	469		Toyo Suisan Kaisha Ltd	4,000		117
Kajima Corp	45,000	133		Tyson Foods Inc	4,000		91
Kandenko Co Ltd	118	1		Unilever NV - NY shares	6,383		248
KBR Inc (c)	16,000	486		Uni-President Enterprises Corp	87,740		165
Koninklijke Boskalis Westminster NV	714	31		Yamazaki Baking Co Ltd	2,000		25
MasTec Inc (a)	6,310	190					$5,429
McDermott International Inc (a),(c)	34,075	434
				Forest Products & Paper - 0.29%
Multiplan Empreendimentos Imobiliarios SA	200	6		Domtar Corp (c)	600		45
NCC AB	3,153	82		International Paper Co (c)	26,324		1,158
Obayashi Corp	45,000	232		MeadWestvaco Corp (c)	3,100		111
Obrascon Huarte Lain SA	2,793	93		Nippon Paper Group Inc	900		16
Shimizu Corp	10,000	32		Smurfit Kappa Group PLC	8,996		139
Skanska AB	3,846	68		Stora Enso OYJ	1,369		9
Taisei Corp	93,000	275		Svenska Cellulosa AB	3,472		85
TAV Havalimanlari Holding AS	4,059	25		UPM-Kymmene OYJ	5,063		59
Tecnicas Reunidas SA	2,571	129					$1,622
Vinci SA	2,949	136
		$5,683		Gas - 0.35%
				CenterPoint Energy Inc (c)	14,110		302
Entertainment - 0.14%				Enagas SA	2,661		64
Cinemark Holdings Inc	1,900	53		Gas Natural SDG SA	6,514		129
Dolby Laboratories Inc	500	16		Korea Gas Corp	242		16
DreamWorks Animation SKG Inc (a)	7,600	126
				NiSource Inc (c)	5,526		153
International Game Technology	2,300	37		Osaka Gas Co Ltd	69,000		268
OPAP SA	8,042	68		Perusahaan Gas Negara Persero Tbk PT	77,000		38
Penn National Gaming Inc (a)	7,390	368
				Snam SpA	11,954		57
Regal Entertainment Group	3,900	61		Toho Gas Co Ltd	1,000		5
Sankyo Co Ltd	900	38		Tokyo Gas Co Ltd	32,000		154
		$767		UGI Corp (c)	19,497		699
Environmental Control - 0.13%				Vectren Corp (c)	1,400		46
Darling International Inc (a)	1,400	23					$1,931
EnergySolutions Inc (a)	270	1
				Hand & Machine Tools - 0.12%
Republic Services Inc	5,540	174		Fuji Electric Co Ltd	19,000		54
Stericycle Inc (a),(c)	1,519	146
Waste Management Inc (c)	10,428	389		Konecranes OYJ	1,198		44
				Lincoln Electric Holdings Inc (c)	1,874		105
		$733		Regal-Beloit Corp	500		39
Food - 0.99%				Snap-on Inc	1,100		88
Ajinomoto Co Inc	8,000	106		Stanley Black & Decker Inc	3,373		266
Aryzta AG (a)	559	32		THK Co Ltd	2,000		37
China Mengniu Dairy Co Ltd	26,000	73					$633
Chr Hansen Holding A/S	252	9

See accompanying notes.

45

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products - 0.90%				Home Furnishings (continued)
Becton Dickinson and Co (c)	1,421	$125		Matsushita Electric Industrial Co Ltd	10,400		$75
Boston Scientific Corp (a)	12,000	89		Pioneer Corp (a)	32,400		67
CareFusion Corp (a)	3,200	105		Tempur-Pedic International Inc (a)	5,890		242
Coloplast A/S	299	16		TiVo Inc (a)	7,042		87
Cooper Cos Inc/The (c)	2,000	212		VOXX International Corp (a)	17,990		179
Covidien PLC (c)	5,510	351		Whirlpool Corp	4,000		452
CR Bard Inc (c)	2,018	200					$1,728
Edwards Lifesciences Corp (a),(b)	3,740	321
Getinge AB	2,598	78		Housewares - 0.02%
Henry Schein Inc (a)	300	27		Newell Rubbermaid Inc	4,500		105
Hill-Rom Holdings Inc (c)	5,200	170
Hologic Inc (a)	62,465	1,363		Insurance - 2.54%
IDEXX Laboratories Inc (a)	1,420	131		ACE Ltd (c)	5,783		494
Medtronic Inc (c)	18,298	822		ACE Ltd	2,300		196
Patterson Cos Inc	10,449	380		Aegon NV	48,969		291
ResMed Inc	3,250	145		Aflac Inc	7,830		391
St Jude Medical Inc	300	12		AIA Group Ltd	66,200		286
STERIS Corp	500	20		Alleghany Corp (a)	750		283
Teleflex Inc	600	48		Allied World Assurance Co Holdings AG	600		53
Thoratec Corp (a),(c)	6,400	225		Allstate Corp/The	1,600		74
Zimmer Holdings Inc	1,300	97		Alterra Capital Holdings Ltd	18,054		553
		$4,937		American Financial Group Inc/OH (c)	9,438		415
				American International Group Inc (a)	72,267		2,747
Healthcare - Services - 0.78%
Amedisys Inc (a),(c)	10,647	120		Aon PLC	200		12
				Arthur J Gallagher & Co	200		8
Amil Participacoes SA	1,500	24		Assurant Inc (c)	8,400		353
Brookdale Senior Living Inc (a)	6,640	184
Cigna Corp (c)	8,473	495		Axis Capital Holdings Ltd	3,900		159
Community Health Systems Inc (c)	7,500	317		Baloise Holding AG	55		5
				Berkshire Hathaway Inc - Class B (a),(c)	5,968		610
Covance Inc (a)	1,100	73
Coventry Health Care Inc (c)	17,129	777		Brown & Brown Inc	7,060		212
DaVita HealthCare Partners Inc (a),(c)	3,449	412		China Pacific Insurance Group Co Ltd	53,800		198
Gentiva Health Services Inc (a)	8,070	85		Delta Lloyd NV	1,997		35
Health Net Inc/CA (a)	4,200	108		Dongbu Insurance Co Ltd	1,160		51
				Everest Re Group Ltd (c)	1,500		187
Humana Inc (c)	3,700	253
				Fidelity National Financial Inc (c)	20,440		509
Kindred Healthcare Inc (a)	11,520	130
				Genworth Financial Inc (a),(c)	25,400		217
Magellan Health Services Inc (a)	1,100	57
				Hanover Insurance Group Inc/The (c)	2,700		115
Miraca Holdings Inc	2,600	125
Molina Healthcare Inc (a)	4,480	143		Hanwha Life Insurance Co Ltd	7,880		53
				HCC Insurance Holdings Inc (c)	11,075		443
Quest Diagnostics Inc	300	17
Rhoen Klinikum AG	10,621	226		Liberty Holdings Ltd	3,301		43
UnitedHealth Group Inc (c)	4,309	230		Lincoln National Corp	1,400		41
				Loews Corp (c)	2,300		99
Universal Health Services Inc	3,700	214		Markel Corp (a)	1,110		537
WellCare Health Plans Inc (a)	2,300	132
				Marsh & McLennan Cos Inc (c)	21,432		796
WellPoint Inc (c)	2,441	152
				Meadowbrook Insurance Group Inc	24,360		171
		$4,274		Mediolanum SpA	3,490		19
Holding Companies - Diversified - 0.05%				Muenchener Rueckversicherungs AG	80		14
Alfa SAB de CV	33,000	80		Porto Seguro SA	2,700		36
Bidvest Group Ltd	579	15		Powszechny Zaklad Ubezpieczen SA	412		52
GEA Group AG	4,161	148		ProAssurance Corp	400		19
Imperial Holdings Ltd	1,445	33		Progressive Corp/The	14,290		348
		$276		Protective Life Corp (c)	24,115		770
				Prudential Financial Inc	500		28
Home Builders - 0.52%				Reinsurance Group of America Inc (c)	5,300		305
DR Horton Inc	15,880	354		Sampo	514		19
KB Home	17,300	323		Shin Kong Financial Holding Co Ltd (a)	21,000		6
Lennar Corp	6,580	254		Swiss Life Holding AG (a)	1,138		186
M/I Homes Inc (a)	9,787	224
NVR Inc (a)	657	663		Swiss Re AG	927		74
				T&D Holdings Inc	9,350		111
Persimmon PLC	13,134	182		Tokio Marine Holdings Inc	2,000		56
Pulte Group Inc (a),(c)	23,290	447		Torchmark Corp (c)	5,329		299
Sekisui Chemical Co Ltd	20,000	194		Travelers Cos Inc/The	600		48
Toll Brothers Inc (a)	6,270	214
				United Fire Group Inc	2,950		73
		$2,855		Unum Group	8,100		198
				Validus Holdings Ltd (c)	2,300		82
Home Furnishings - 0.31%
Arcelik AS	2,735	17		WR Berkley Corp	3,610		150
Electrolux AB	9,809	250		XL Group PLC	13,860		397
Furniture Brands International Inc (a)	13,690	13		Zurich Insurance Group AG	163		45
Harman International Industries Inc (c)	7,300	310					$13,972
LG Corp	600	36

See accompanying notes.

46

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet - 1.58%				Machinery - Construction & Mining - 0.04%
Amazon.com Inc (a),(b)	4,350	$1,149		Outotec OYJ	1,469		$96
Baidu Inc ADR(a)	730	66		Terex Corp (a)	4,070		134
BroadSoft Inc (a)	9,090	191					$230
Ctrip.com International Ltd ADR(a)	3,950	76
Daum Communications Corp	1,491	132		Machinery - Diversified - 0.74%
				AGCO Corp (c)	3,100		160
Dena Co Ltd	1,415	40
eBay Inc (a),(b)	5,770	316		Amada Co Ltd	23,800		155
				Applied Industrial Technologies Inc (c)	600		26
Equinix Inc (a)	270	57
Expedia Inc (c)	5,100	326		Cascade Corp	6,413		412
				Cummins Inc (c)	1,300		151
Facebook Inc (a)	7,740	211
Google Inc (a),(c)	579	464		Deere & Co	2,550		224
Gree Inc	3,200	39		Ebara Corp	29,000		113
IAC/InterActiveCorp (c)	10,000	408		IDEX Corp	3,810		194
Kayak Software Corp (a),(c)	9,145	365		IHI Corp	88,000		247
				Intermec Inc (a)	30,736		304
Liberty Interactive Corp (a)	5,430	113
LinkedIn Corp (a)	5,210	876		Kawasaki Heavy Industries Ltd	1,000		3
Pandora Media Inc (a)	21,200	259		Kone OYJ	65		5
priceline.com Inc (a)	1,045	718		Metso OYJ	5,195		222
Rakuten Inc	5,300	46		Mitsubishi Heavy Industries Ltd	17,000		94
Sohu.com Inc (a)	2,420	108		Nordson Corp	4,290		272
				OC Oerlikon Corp AG (a)	24,175		295
Symantec Corp (a),(c)	21,600	506
Tencent Holdings Ltd	300	10		Okuma Holdings Inc	10,000		72
TIBCO Software Inc (a),(c)	25,503	547		Rheinmetall AG	1,506		83
VeriSign Inc (a),(c)	8,149	373		Roper Industries Inc	1,760		219
Web.com Group Inc (a)	9,890	169		Sumitomo Heavy Industries Ltd	49,000		216
Yahoo! Inc (a),(c)	53,710	1,144		Teco Electric and Machinery Co Ltd	1,000		1
				Wabtec Corp/DE (c)	5,443		533
		$8,709		Xylem Inc/NY (c)	3,237		89
Investment Companies - 0.01%							$4,090
Ares Capital Corp	4,200	78
				Media - 1.32%
				AMC Networks Inc (a),(b)	1,985		114
Iron & Steel - 0.35%				Astral Media Inc	8,963		418
AK Steel Holding Corp (c)	28,400	106		Cablevision Systems Corp (c)	31,099		435
APERAM	1,737	23		CBS Corp (c)	3,300		143
CAP SA	23	1		Comcast Corp - Class A (c)	15,064		599
Commercial Metals Co (c)	12,900	210		Comcast Corp - Special Class A	5,185		199
Dongkuk Steel Mill Co Ltd	380	4		DIRECTV (a),(c)	8,798		424
Feng Hsin Iron & Steel Co	3,000	5		Discovery Communications Inc - A Shares	2,997		220
Nucor Corp	5,930	267		(a),(c)
Reliance Steel & Aluminum Co (c)	4,800	320		DISH Network Corp (c)	18,300		637
Schnitzer Steel Industries Inc	3,700	106		FactSet Research Systems Inc	1,730		168
Severstal OAO	2,845	32		Fuji Media Holdings Inc	111		194
Steel Dynamics Inc (c)	24,700	377		Gannett Co Inc (c)	4,797		96
Tokyo Steel Manufacturing Co Ltd	18,200	90		Grupo Televisa SAB ADR	600		16
United States Steel Corp	9,200	192		Kabel Deutschland Holding AG	639		55
Vale SA ADR	7,500	138		McGraw-Hill Cos Inc/The	400		19
Xingda International Holdings Ltd	148,000	70		Mediaset Espana Comunicacion SA	3,540		25
		$1,941		Naspers Ltd	489		32
				New York Times Co/The (a)	4,000		39
Leisure Products & Services - 0.29%				News Corp - Class A (c)	18,900		544
Carnival Corp	12,370	442		Nippon Television Holdings Inc	8,400		126
Harley-Davidson Inc	6,250	329		Thomson Reuters Corp	400		12
Polaris Industries Inc	3,380	295		Time Warner Cable Inc (c)	8,589		742
Sega Sammy Holdings Inc	5,600	103		Time Warner Inc (c)	19,188		1,020
TUI AG (a)	7,675	77
				Viacom Inc (c)	7,257		424
WMS Industries Inc (a)	10,825	271
				Walt Disney Co/The	6,205		339
Yamaha Corp	8,400	84		Washington Post Co/The	200		80
		$1,601		Wolters Kluwer NV	6,790		135
Lodging - 0.37%							$7,255
Accor SA	3,161	114
Ameristar Casinos Inc	5,504	144		Metal Fabrication & Hardware - 0.27%
Home Inns & Hotels Management Inc ADR(a)	1,900	55		Aurubis AG	7,296		511
				Kloeckner & Co SE (a)	13,173		193
Marriott International Inc/DE	8,800	347
MGM Resorts International (a)	5,400	68		NSK Ltd	7,000		55
Orient-Express Hotels Ltd (a)	24,003	248		Olympic Steel Inc	8,460		175
				SKF AB	2,421		59
Starwood Hotels & Resorts Worldwide Inc	700	42		Timken Co (c)	6,500		353
Wyndham Worldwide Corp (c)	12,378	746
Wynn Resorts Ltd (c)	2,284	267		Vallourec SA	1,286		68
				Valmont Industries Inc	400		63
		$2,031					$1,477

See accompanying notes.

47

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Mining - 0.68%				Oil & Gas (continued)
Aquarius Platinum Ltd (a)	10,386	$9		Chevron Corp (c)	13,982	$1,638
AuRico Gold Inc (a)	13,200	83		China Petroleum & Chemical Corp ADR	400	45
Barrick Gold Corp	24,948	754		CNOOC Ltd ADR	500	97
Boliden AB	15,024	254		Cobalt International Energy Inc (a)	46,595	1,149
Century Aluminum Co (a)	18,390	149		Comstock Resources Inc (a)	9,140	129
Cia de Minas Buenaventura SA ADR	700	18		ConocoPhillips (c)	9,436	547
Continental Gold Ltd (a)	25,320	155		CVR Energy Inc	780	44
Detour Gold Corp (a)	1,500	29		Devon Energy Corp (c)	2,700	146
Freeport-McMoRan Copper & Gold Inc (c)	3,021	96		Diamond Offshore Drilling Inc (c)	2,759	192
Gold Fields Ltd ADR	2,100	17		Encana Corp	3,600	65
Goldcorp Inc	1,633	53		Energy XXI Bermuda Ltd	2,500	74
Grupo Mexico SAB de CV	12,400	49		Eni SpA	8,785	200
Harmony Gold Mining Co Ltd ADR	4,500	28		EOG Resources Inc	800	101
Inmet Mining Corp	2,994	197		EQT Corp	3,970	250
KGHM Polska Miedz SA	340	19		Exxon Mobil Corp (c)	19,480	1,745
Mitsubishi Materials Corp	32,000	97		Gazprom OAO ADR	11,630	103
Mitsui Mining & Smelting Co Ltd	67,000	165		Grupa Lotos SA (a)	504	7
MMG Ltd (a)	64,000	28		Hess Corp (c)	6,400	426
Molycorp Inc (a)	22,017	135		HollyFrontier Corp (c)	6,300	354
New Gold Inc (a),(b)	1,900	17		Idemitsu Kosan Co Ltd	600	54
Newmont Mining Corp	1,284	52		Inpex Corp	6	32
Pacific Metals Co Ltd	31,000	166		Japan Petroleum Exploration Co	600	23
Royal Gold Inc	2,180	143		JX Holdings Inc	10,100	61
Sibanye Gold Ltd ADR(a)	525	3		Karoon Gas Australia Ltd (a)	54,700	389
Southern Copper Corp	300	11		Lukoil OAO ADR	1,755	113
Sumitomo Metal Mining Co Ltd	16,000	252		Lundin Petroleum AB (a)	2,341	53
Talison Lithium Ltd (a)	46,426	336		Marathon Oil Corp (c)	12,100	405
Umicore SA	2,421	121		McMoRan Exploration Co (a)	26,823	432
Uranium One Inc (a)	99,345	264		Murphy Oil Corp (c)	2,700	164
Zhaojin Mining Industry Co Ltd	22,500	30		Nabors Industries Ltd	11,100	186
		$3,730		Newfield Exploration Co (a)	8,100	188
				Noble Energy Inc	100	11
Miscellaneous Manufacturing - 1.32%				Occidental Petroleum Corp (b)	7,756	639
3M Co (c)	6,597	686
				Patterson-UTI Energy Inc (c)	8,500	198
AO Smith Corp (c)	2,000	143
				Penn Virginia Corp	35,080	143
Aptargroup Inc	2,410	130		Petroleo Brasileiro SA ADR	300	5
Barnes Group Inc	12,300	328		Phillips 66 (c)	5,001	315
Carlisle Cos Inc (c)	1,600	109
				Pioneer Natural Resources Co	3,990	502
CLARCOR Inc	100	5		Plains Exploration & Production Co (a)	4,224	192
Crane Co (c)	4,100	221
				Platino Energy Corp (a)	6,586	9
Danaher Corp	2,740	169		QEP Resources Inc (c)	7,537	230
Eaton Corp PLC (c)	9,107	564
General Electric Co (c)	56,328	1,308		Range Resources Corp	1,365	105
				Repsol SA	2,621	56
Harsco Corp	5,300	127		Rosetta Resources Inc (a)	3,910	190
Illinois Tool Works Inc	5,298	326		Royal Dutch Shell PLC ADR	4,844	318
Ingersoll-Rand PLC (c)	5,500	290
ITT Corp (c)	18,840	496		Royal Dutch Shell PLC - B shares ADR	4,315	291
				SK Holdings Co Ltd	657	106
Konica Minolta Holdings Inc	33,000	252		SM Energy Co	1,200	69
Orkla ASA	5,011	41		Southwestern Energy Co (a)	3,300	113
Pall Corp (c)	3,840	262
Parker Hannifin Corp (c)	2,514	237		Statoil ASA	5,666	141
Polypore International Inc (a)	19,150	733		Statoil ASA ADR	4,455	111
				Surgutneftegas OAO ADR	2,707	25
Siemens AG ADR	1,245	129		Swift Energy Co (a)	3,100	42
SPX Corp (c)	1,600	129
				Tatneft OAO ADR	1,799	75
Sulzer AG	1,430	249		Tesoro Corp	6,380	358
Trelleborg AB	7,376	104		Thai Oil PCL	5,000	12
Trinity Industries Inc	5,140	222		Total SA ADR	7,112	356
		$7,260		Transocean Ltd (a)	4,600	241
Office & Business Equipment - 0.00%				Unit Corp (a),(c)	4,600	209
Xerox Corp	2,200	18		Valero Energy Corp	6,940	316
				Whiting Petroleum Corp (a)	2,500	122
				WPX Energy Inc (a)	16,180	230
Oil & Gas - 3.49%						$19,167
Anadarko Petroleum Corp (b)	16,880	1,343
Baytex Energy Corp	100	4		Oil & Gas Services - 0.82%
BG Group PLC	40,930	722		Baker Hughes Inc (b)	12,725	570
BP PLC ADR	17,405	703		China Oilfield Services Ltd	16,000	34
Cabot Oil & Gas Corp	9,352	580		Dresser-Rand Group Inc (a),(c)	3,000	185
Canadian Natural Resources Ltd	2,450	75		Halliburton Co	43,595	1,809
Celtic Exploration Ltd (a)	14,223	373		Helix Energy Solutions Group Inc (a)	7,200	169
Chesapeake Energy Corp	11,150	225		Key Energy Services Inc (a)	7,200	62

See accompanying notes.

48

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas Services (continued)				Pharmaceuticals (continued)
National Oilwell Varco Inc (c)	4,821	$329		Teva Pharmaceutical Industries Ltd ADR	11,295		$422
Oceaneering International Inc (c)	6,970	443		Therapeutics MD Inc (a),(d)	44,341		151
Oil States International Inc (a)	400	30		Therapeutics MD Inc (a),(d),(e),(f)	15,388		52
Petroleum Geo-Services ASA	7,399	116		UCB SA	4,263		247
RPC Inc	5,750	93		Warner Chilcott PLC (c)	42,100		568
Schlumberger Ltd (c)	1,252	97		Zoetis Inc (a)	400		13
SEACOR Holdings Inc (c)	2,600	181					$17,559
Superior Energy Services Inc (a)	5,955	158
TGS Nopec Geophysical Co ASA	1,676	63		Pipelines - 0.31%
Trican Well Service Ltd	11,300	146		China Gas Holdings Ltd	16,000		15
		$4,485		Kinder Morgan Inc/Delaware	8,840		328
				Spectra Energy Corp (c)	23,291		676
Packaging & Containers - 0.56%				Williams Cos Inc/The (c)	20,476		711
Ball Corp (c)	11,093	492					$1,730
Bemis Co Inc	4,360	163
Crown Holdings Inc (a),(c)	7,500	291		Private Equity - 0.12%
				American Capital Ltd (a),(c)	45,500		636
Graphic Packaging Holding Co (a)	9,630	72
Owens-Illinois Inc (a),(c)	11,800	301
Packaging Corp of America	7,160	299		Publicly Traded Investment Fund - 0.21%
Rengo Co Ltd	2,000	10		BlackRock Global Opportunities Equity Trust	85,690		1,172
Rock Tenn Co	10,965	970
Silgan Holdings Inc	3,480	149
Sonoco Products Co	7,860	250		Real Estate - 0.17%
Toyo Seikan Kaisha Ltd	6,200	90		BR Malls Participacoes SA	700		9
		$3,087		BR Properties SA	5,100		63
				Brookfield Asset Management Inc	200		8
Pharmaceuticals - 3.19%				China Overseas Land & Investment Ltd	12,000		36
Abbott Laboratories (c)	8,425	285		China Resources Land Ltd	4,000		12
AbbVie Inc (c)	3,025	112		Country Garden Holdings Co Ltd (a)	9,000		5
Actavis Inc (a)	7,500	638		Evergrande Real Estate Group Ltd	9,000		4
Algeta ASA (a)	3,036	102		Growthpoint Properties Ltd	4,811		15
Alkermes PLC (a)	2,550	55		Jones Lang LaSalle Inc (c)	2,300		222
AmerisourceBergen Corp (c)	7,409	349		Longfor Properties Co Ltd	2,000		4
Astellas Pharma Inc	5,200	281		PDG Realty SA Empreendimentos e	67,900		110
AstraZeneca PLC	3,747	170		Participacoes
Bayer AG	3,861	381		Realogy Holdings Corp (a)	4,980		223
Bristol-Myers Squibb Co (c)	8,739	323		Redefine Properties Ltd	4,269		5
Cardinal Health Inc (c)	40,190	1,857		Robinsons Land Corp	154,890		87
Catamaran Corp (a)	14,240	765		Shanghai Industrial Holdings Ltd	28,000		91
Chugai Pharmaceutical Co Ltd	6,600	143		Shimao Property Holdings Ltd	2,500		5
Daiichi Sankyo Co Ltd	11,900	213		Sino-Ocean Land Holdings Ltd	8,000		6
Dr Reddy's Laboratories Ltd ADR	1,200	39		SOHO China Ltd	4,500		3
Eisai Co Ltd	2,500	111					$908
Eli Lilly & Co (c)	16,530	904
Endo Health Solutions Inc (a),(c)	6,500	202		REITS - 1.17%
Express Scripts Holding Co (a)	1,300	74		Alexandria Real Estate Equities Inc	2,360		168
				American Tower Corp (c)	4,386		340
Forest Laboratories Inc (a),(c)	12,899	475
Galenica AG	54	31		Apartment Investment & Management Co	11,880		352
				AvalonBay Communities Inc (c)	1,019		127
GlaxoSmithKline PLC ADR	2,267	100		Boston Properties Inc (c)	1,826		190
H Lundbeck A/S	3,748	64
Hypermarcas SA (a)	5,500	49		BRE Properties Inc	4,690		228
				Corrections Corp of America (c)	3,800		146
Johnson & Johnson (c)	20,351	1,548
Kaken Pharmaceutical Co Ltd	64	1		CreXus Investment Corp	14,166		188
Kyowa Hakko Kirin Co Ltd	3,000	31		Duke Realty Corp	23,330		377
				Equity Residential (c)	1,672		92
MAP Pharmaceuticals Inc (a)	16,035	401
McKesson Corp (c)	5,730	608		Essex Property Trust Inc	770		115
				Federal Realty Investment Trust (c)	1,251		133
Meda AB	5,933	67
Merck & Co Inc (c)	21,366	913		Fibra Uno Administracion SA de CV	29,000		90
Merck KGaA	2,655	374		HCP Inc	3,160		154
				Host Hotels & Resorts Inc (c)	9,894		165
Mylan Inc/PA (a)	4,070	121
Novartis AG	2,200	149		Kimco Realty Corp	12,120		264
Novo Nordisk A/S	1,654	289		Liberty Property Trust	7,780		302
				Macerich Co/The (c)	5,171		311
Omnicare Inc	2,300	86
Onyx Pharmaceuticals Inc (a)	2,300	173		Pennsylvania Real Estate Investment Trust	6,040		109
				Plum Creek Timber Co Inc (c)	3,983		193
Otsuka Holdings Co Ltd	3,500	112
Pfizer Inc (c)	43,286	1,185		Prologis Inc	6,900		269
PharMerica Corp (a),(c)	10,011	144		Public Storage	960		145
				Rayonier Inc (c)	9,082		507
Roche Holding AG	8,172	1,870
Santen Pharmaceutical Co Ltd	2,300	103		Realty Income Corp	3,250		148
Shionogi & Co Ltd	9,800	199		Regency Centers Corp	4,240		220
				Simon Property Group Inc (c)	1,909		303
Sinopharm Group Co Ltd	2,800	9		Taubman Centers Inc (c)	2,554		196

See accompanying notes.

49

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Retail (continued)
UDR Inc	5,990	$143		RadioShack Corp	12,400		$37
Ventas Inc	1,520	108		Ross Stores Inc (c)	4,700		272
Vornado Realty Trust	2,670	214		Ryohin Keikaku Co Ltd	700		46
Weyerhaeuser Co	5,430	160		Sally Beauty Holdings Inc (a)	7,100		197
		$6,457		Sears Canada Inc	171		2
				Sears Holdings Corp (a)	1,300		58
Retail - 4.10%				Seven & I Holdings Co Ltd	8,800		257
Abercrombie & Fitch Co	11,110	518		Shimamura Co Ltd	500		51
Advance Auto Parts Inc (c)	9,885	755
				Shinsegae Co Ltd	12		2
Aeon Co Ltd	700	8		Signet Jewelers Ltd	2,900		177
Aeropostale Inc (a),(c)	12,000	156
				Starbucks Corp	300		16
Alimentation Couche Tard Inc	1,100	57		Takashimaya Co Ltd	18,000		141
American Eagle Outfitters Inc (c)	17,100	354
				Target Corp	6,439		405
Anta Sports Products Ltd	17,000	16		Tiffany & Co	1,680		113
Ascena Retail Group Inc (a)	700	12
				TJX Cos Inc (c)	8,200		369
AutoNation Inc (a),(c)	7,604	333
AutoZone Inc (a),(c)	1,773	674		Tractor Supply Co	800		83
				Truworths International Ltd	1,638		17
Best Buy Co Inc	19,000	312		Ulta Salon Cosmetics & Fragrance Inc (c)	1,280		114
Big Lots Inc (a)	9,400	313
				UNY Group Holdings Co Ltd	11,500		82
Bosideng International Holdings Ltd	174,000	54		Urban Outfitters Inc (a)	6,800		275
Brick Ltd/The	16,408	85		USS Co Ltd	1,100		121
Brinker International Inc (c)	2,400	80
				Walgreen Co	11,700		479
Buckle Inc/The	1,400	63		Wal-Mart Stores Inc (c)	6,554		464
Burger King Worldwide Inc	40,400	737		Williams-Sonoma Inc (c)	4,200		191
CarMax Inc (a)	1,430	55
				Woolworths Holdings Ltd/South Africa	13,509		97
Chico's FAS Inc	11,700	199		Yum! Brands Inc (c)	2,103		138
China Dongxiang Group Co	389,000	52		Zale Corp (a)	84,290		331
Citizen Holdings Co Ltd	7,500	41					$22,538
Copart Inc (a)	1,700	58
Costco Wholesale Corp (c)	700	71		Savings & Loans - 0.27%
CP ALL PCL (e)	99,000	157		First Niagara Financial Group Inc	10,940		89
CVS Caremark Corp	18,430	942		Flagstar Bancorp Inc (a)	3,730		51
Darden Restaurants Inc	9,730	450		Hudson City Bancorp Inc (c)	80,257		684
Dick's Sporting Goods Inc	13,870	693		New York Community Bancorp Inc (c)	34,761		469
Dillard's Inc (c)	4,400	351		People's United Financial Inc	14,110		185
Dollar General Corp (a)	3,500	162					$1,478
Dollar Tree Inc (a)	3,600	163
Domino's Pizza Inc (c)	4,700	224		Semiconductors - 1.51%
				Analog Devices Inc (c)	16,373		740
DSW Inc	200	13		Applied Materials Inc (c)	30,847		423
Dufry AG (a)	113	15
Dunkin' Brands Group Inc	6,320	235		ASML Holding NV - NY Reg Shares	2,983		212
				Avago Technologies Ltd (c)	20,650		707
Ezcorp Inc (a),(c)	3,000	62
FamilyMart Co Ltd	500	21		Broadcom Corp	700		24
				First Solar Inc (a)	10,140		262
Fifth & Pacific Cos Inc (a)	16,780	304
				GT Advanced Technologies Inc (a)	44,435		127
Foot Locker Inc (c)	13,500	462
				Intel Corp (c)	47,347		987
GameStop Corp (c)	20,405	511
				KLA-Tencor Corp (c)	5,800		317
Gap Inc/The (c)	24,023	791
				Linear Technology Corp (c)	5,602		214
Golden Eagle Retail Group Ltd	46,700	96		LSI Corp (a),(c)	41,100		286
GOME Electrical Appliances Holding Ltd (a)	778,000	86
				Marvell Technology Group Ltd (b),(c)	24,100		244
Guess? Inc (c)	8,900	246
Home Depot Inc/The (c)	6,524	447		Maxim Integrated Products Inc	7,200		225
				MEMC Electronic Materials Inc (a)	33,830		167
Hyundai Home Shopping Network Corp	1,171	146		Microchip Technology Inc (c)	8,477		309
Inditex SA	570	76		Micron Technology Inc (a)	100,815		846
Intime Department Store Group Co Ltd	84,000	103		MKS Instruments Inc (c)	10,100		274
Isetan Mitsukoshi Holdings Ltd	3,600	40
J Front Retailing Co Ltd	34,000	201		NVIDIA Corp	15,600		198
				NXP Semiconductor NV (a)	6,330		205
JC Penney Co Inc	20,495	360		ON Semiconductor Corp (a),(c)	20,000		160
K's Holdings Corp	1,700	44		PMC - Sierra Inc (a)	12,600		82
Lowe's Cos Inc (c)	74,168	2,830
				QLogic Corp (a)	26,300		299
Ltd Brands Inc (c)	7,611	346
				Qualcomm Inc (c)	2,649		174
Macy's Inc (c)	10,313	424
Maoye International Holdings Ltd	296,000	64		Realtek Semiconductor Corp	21,210		51
McDonald's Corp (c)	2,999	288		Rohm Co Ltd	2,700		96
MSC Industrial Direct Co Inc	5,790	494		Samsung Electronics Co Ltd	539		382
New World Department Store China Ltd	58,000	36		Siliconware Precision Industries Co	2,000		2
Nordstrom Inc (c)	5,411	293		Sumco Corp	300		3
O'Reilly Automotive Inc (a)	1,440	147		Taiwan Semiconductor Manufacturing Co Ltd	3,800		69
Panera Bread Co (a)	500	80		ADR
				Teradyne Inc (a)	300		5
PetSmart Inc (c)	5,270	343
				Wolfson Microelectronics PLC (a)	17,633		52
President Chain Store Corp	4,000	22
PVH Corp	1,901	232

See accompanying notes.

50

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Semiconductors (continued)				Telecommunications (continued)
Xilinx Inc (c)	4,996	$186		Juniper Networks Inc (a)	4,400		$91
		$8,328		KDDI Corp	500		38
				KT Corp ADR	3,200		52
Shipbuilding - 0.04%				Level 3 Communications Inc (a)	200		4
Mitsui Engineering & Shipbuilding Co Ltd	88,000	171		MetroPCS Communications Inc (a)	38,040		373
Samsung Heavy Industries Co Ltd	710	25		Mobistar SA	3,414		81
		$196		Motorola Solutions Inc	4,300		268
Software - 1.89%				NII Holdings Inc (a)	24,700		119
Activision Blizzard Inc	10,300	147		NTT DOCOMO Inc	41		63
Akamai Technologies Inc (a)	20,240	748		Polycom Inc (a)	8,000		73
Allscripts Healthcare Solutions Inc (a)	8,200	104		RF Micro Devices Inc (a)	33,910		156
Amadeus IT Holding SA	5,807	148		Softbank Corp	800		30
ANSYS Inc (a)	1,660	126		Sprint Nextel Corp (a)	94,860		551
Autodesk Inc (a)	13,900	511		Tele2 AB	3,839		61
BMC Software Inc (a),(c)	3,200	128		Telecom Italia SpA	121,944		90
Broadridge Financial Solutions Inc (c)	1,500	34		Telefonaktiebolaget LM Ericsson	15,211		185
CA Inc (c)	32,678	800		Telefonica SA ADR	17,067		222
CareView Communications Inc (a)	203,245	163		Telekomunikasi Indonesia Persero Tbk PT	1,100		49
Changyou.com Ltd ADR	1,515	45		ADR
Citrix Systems Inc (a)	1,860	132		Telenor ASA	3,018		65
CommVault Systems Inc (a)	1,500	111		Telephone & Data Systems Inc	4,100		94
Compuware Corp (a),(c)	33,362	387		Tellabs Inc (c)	113,100		230
Concur Technologies Inc (a)	9,810	689		Tim Participacoes SA ADR	1,000		22
Electronic Arts Inc (a)	10,270	180		Turkcell Iletisim Hizmetleri AS (a)	1,796		12
Fair Isaac Corp	4,100	182		tw telecom inc (a)	7,300		185
Fidelity National Information Services Inc (c)	14,508	546		Verizon Communications Inc (c)	15,917		740
Fiserv Inc (a),(c)	1,400	115		Virgin Media Inc	246		11
Intuit Inc (c)	4,799	310		Vodafone Group PLC ADR	7,684		193
Konami Corp	5,020	98					$12,016
Microsoft Corp (c)	44,568	1,239
Oracle Corp (c)	36,325	1,244		Textiles - 0.09%
				Cintas Corp (c)	5,973		262
Red Hat Inc (a),(c)	1,567	80
				Mohawk Industries Inc (a)	1,800		191
Salesforce.com Inc (a)	1,782	301
				Nisshinbo Holdings Inc	8,000		57
SAP AG	13	1		Teijin Ltd	3,000		7
ServiceNow Inc (a)	19,330	628
Software AG	2,877	113					$517
SolarWinds Inc (a)	2,720	154		Toys, Games & Hobbies - 0.28%
Solera Holdings Inc	10,210	575		Hasbro Inc (c)	15,548		622
Square Enix Holdings Co Ltd	200	2		Jakks Pacific Inc (c)	1,698		21
Velti PLC (a)	13,800	51		Mattel Inc (c)	15,988		652
VeriFone Systems Inc (a)	6,142	116		Namco Bandai Holdings Inc	10,500		167
Verint Systems Inc (a)	5,037	172		Nintendo Co Ltd	760		73
		$10,380					$1,535
Telecommunications - 2.19%				Transportation - 1.09%
Acme Packet Inc (a)	5,635	164		Ansaldo STS SpA	7,072		68
Advanced Info Service PCL	16,600	115		AP Moeller - Maersk A/S - B shares	9		72
Alcatel-Lucent/France ADR(a)	59,700	82		Bristow Group Inc	1,300		76
Amdocs Ltd	2,600	95		Canadian National Railway Co	1,970		200
America Movil SAB de CV ADR	2,700	56		Canadian Pacific Railway Ltd	1,730		210
Arris Group Inc (a)	8,600	149		Central Japan Railway Co	1,700		165
AT&T Inc (c)	40,341	1,447		CH Robinson Worldwide Inc	11,385		650
Belgacom SA	1,746	49		Con-way Inc (c)	4,900		172
CenturyLink Inc	6,560	227		CSX Corp (c)	8,410		193
China Communications Services Corp Ltd	12,000	7		Deutsche Post AG	14,469		324
China Mobile Ltd ADR	3,900	214		DSV A/S	5,451		134
China Telecom Corp Ltd	48,000	25		East Japan Railway Co	2,600		192
Cisco Systems Inc (c)	146,679	3,058		Era Group Inc (a),(c)	2,500		50
Clearwire Corp (a)	61,154	191		FedEx Corp (c)	1,475		155
Comtech Telecommunications Corp	6,600	177		Hankyu Hanshin Holdings Inc	1,000		6
Comverse Inc (a)	5,620	155		Kansas City Southern	2,650		273
Deutsche Telekom AG ADR	19,750	211		Keio Corp	12,000		96
DiGi.Com Bhd	14,000	21		Keisei Electric Railway Co Ltd	10,000		95
DigitalGlobe Inc (a)	17,670	461		Landstar System Inc (c)	6,330		356
ENTEL Chile SA	3,484	73		Nippon Express Co Ltd	12,000		53
Far EasTone Telecommunications Co Ltd	19,000	44		Norfolk Southern Corp (c)	2,320		169
France Telecom SA ADR	8,100	79		Old Dominion Freight Line Inc (a),(c)	3,700		133
Freenet AG	4,965	111		Ryder System Inc (c)	3,100		174
GN Store Nord A/S	5,752	103		Tidewater Inc	100		5
Harris Corp (c)	6,924	333		TNT Express NV	29,765		225
JDS Uniphase Corp (a),(c)	21,965	311		Tobu Railway Co Ltd	8,000		44

See accompanying notes.

51

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
Transportation (continued)				BONDS- 23.45%	Amount (000's)		Value	(000	's)
Tokyu Corp	6,000	$36		Advertising - 0.02%
Union Pacific Corp (c)	2,231	306		Visant Corp
United Parcel Service Inc (b),(c)	13,699	1,132		10.00%, 10/1/2017		$140		$126
Werner Enterprises Inc (c)	1,400	32
West Japan Railway Co	4,600	203		Aerospace & Defense - 0.22%
		$5,999		Meccanica Holdings USA Inc
Water- 0.01%				6.25%, 1/15/2040(g)		600		519
American Water Works Co Inc (c)	400	16		7.38%, 7/15/2039(g)		770		721
Cia de Saneamento Basico do Estado de Sao	800	39						$1,240
Paulo ADR(a)
				Airlines - 0.52%
		$55		American Airlines 2011-2 Class A Pass
TOTAL COMMON STOCKS		$304,870		Through Trust
CONVERTIBLE PREFERRED STOCKS -				8.63%, 4/15/2023(e)		752		782
0.29%	Shares Held	Value(000	's)	Continental Airlines 1999-1 Class A Pass
Automobile Manufacturers - 0.05%				Through Trust
General Motors Co	6,665	278		6.55%, 2/2/2019		460		506
				Continental Airlines 1999-1 Class B Pass
				Through Trust
Banks- 0.16%				6.80%, 2/2/2020(e)		109		113
Bank of America Corp	281	337		Continental Airlines 2012-2 Class A Pass
Wells Fargo & Co	445	564		Through Trust
		$901		4.00%, 4/29/2026(e)		145		151
Electric - 0.04%				Continental Airlines 2012-2 Class B Pass
NextEra Energy Inc	1,525	79		Through Trust
PPL Corp (c)	2,400	132		5.50%, 4/29/2022		105		110
		$211		Continental Airlines 2012-3 Class C Pass
				Thru Certificates
Iron & Steel - 0.04%				6.13%, 4/29/2018		195		193
ArcelorMittal	6,775	159		Delta Air Lines 2007-1 Class A Pass Through
Cliffs Natural Resources Inc (a)	2,950	68		Trust
		$227		6.82%, 2/10/2024		409		464
TOTAL CONVERTIBLE PREFERRED STOCKS		$1,617		US Airways 2012-1 Class A Pass Through
PREFERRED STOCKS - 0.61%	Shares Held	Value(000	's)	Trust
				5.90%, 4/1/2026(e)		230		257
Automobile Manufacturers - 0.01%				US Airways 2012-2 Class A Pass Through
Porsche Automobil Holding SE	370	29		Trust
Volkswagen AG	90	20		4.63%, 12/3/2026(e)		260		270
		$49						$2,846
Banks- 0.50%				Automobile Manufacturers - 0.33%
Ally Financial Inc (g)	784	763
				Daimler Finance North America LLC
Banco do Estado do Rio Grande do Sul SA	1,600	15		0.92%, 3/28/2014(g),(h)		1,400		1,403
Capital One Financial Corp	29,252	735		Volkswagen International Finance NV
SunTrust Banks Inc	48,783	1,218		0.91%, 9/22/2013(g),(h)		100		100
		$2,731		1.06%, 3/21/2014(d),(g),(h)		300		302
Consumer Products - 0.01%								$1,805
Henkel AG & Co KGaA	789	69		Banks- 2.49%
				Banco Santander Chile
Electric - 0.00%				6.50%, 9/22/2020(g)	CLP	300,000		631
AES Tiete SA	1,700	18		Bank of America Corp
				6.00%, 9/1/2017		$700		813
				Barclays Bank PLC
Iron & Steel - 0.01%				6.00%, 1/14/2021	EUR	800		1,160
Metalurgica Gerdau SA	1,000	10		Cooperatieve Centrale Raiffeisen-
Usinas Siderurgicas de Minas Gerais SA	9,271	46		Boerenleenbank BA/Netherlands
		$56		4.75%, 1/15/2020(d),(g)		$1,000		1,141
Media- 0.02%				Eksportfinans ASA
ProSiebenSat.1 Media AG	3,682	127		2.00%, 9/15/2015		360		346
				2.25%, 2/11/2021	CHF	145		137
				2.38%, 5/25/2016		$150		143
Oil & Gas - 0.06%				GMAC International Finance BV
Chesapeake Energy Corp (g)	300	311		7.50%, 4/21/2015	EUR	200		284
				Goldman Sachs Group Inc/The
Retail - 0.00%				6.15%, 4/1/2018		$700		827
Lojas Americanas SA	51	1		HSBC Bank USA NA/New York NY
Orchard Supply Hardware Stores Corp (a),(c)	31	—		6.00%, 8/9/2017		100		118
		$1		HSBC Holdings PLC
TOTAL PREFERRED STOCKS		$3,362		5.10%, 4/5/2021		600		699

See accompanying notes.

52

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Banks (continued)					Diversified Financial Services (continued)
JP Morgan Chase Bank NA					SLM Corp (continued)
6.00%, 10/1/2017		$100	$118		8.45%, 6/15/2018		$500		$591
Lloyds TSB Bank PLC					Textron Financial Corp
5.80%, 1/13/2020(g)		850	1,005		6.00%, 2/15/2067(g),(h)		700		637
6.50%, 3/24/2020	EUR	780	1,146						$9,718
Morgan Stanley
6.63%, 4/1/2018		$850	1,012		Electric - 0.58%
Royal Bank of Scotland Group PLC					Cia de Eletricidade do Estado da Bahia
					11.75%, 4/27/2016 (g)	BRL	350		189
6.13%, 12/15/2022		615	645
Royal Bank of Scotland PLC/The					Enel Finance International NV
					6.00%, 10/7/2039(g)		$500		494
4.35%, 1/23/2017	EUR	200	265
6.93%, 4/9/2018		500	726		Energy Future Intermediate Holding Co LLC /
Russian Agricultural Bank OJSC Via RSHB					EFIH Finance Inc
					11.75%, 3/1/2022(g)		1,120		1,294
Capital SA					10.00%, 12/1/2020 (g)		1,090		1,229
5.30%, 12/27/2017(g)		$200	212
Societe Generale SA									$3,206
9.38%, 9/29/2049(h)	EUR	400	586		Engineering & Construction - 0.13%
Standard Chartered PLC					Odebrecht Finance Ltd
3.95%, 1/11/2023(g)		$1,200	1,199		7.13%, 6/26/2042(g)		600		692
UBS AG/Stamford CT
5.75%, 4/25/2018		293	348
7.63%, 8/17/2022		100	112		Entertainment - 0.06%
			$13,673		WMG Acquisition Corp
					6.00%, 1/15/2021(d),(g)		300		311
Building Materials - 0.17%
Owens Corning
4.20%, 12/15/2022		935	958		Food- 0.42%
					BRF - Brasil Foods SA
					5.88%, 6/6/2022(g)		1,000		1,106
Chemicals - 0.23%					Delhaize Group SA
Hercules Inc					5.70%, 10/1/2040		160		155
6.50%, 6/30/2029		330	304		SUPERVALU Inc
Orion Engineered Carbons Finance & Co					8.00%, 5/1/2016		630		631
SCA					Wells Enterprises Inc
9.25%, 8/1/2019(g)		950	945		6.75%, 2/1/2020(g)		385		406
			$1,249						$2,298
Commercial Services - 0.17%					Hand & Machine Tools - 0.08%
Cielo SA / Cielo USA Inc					Mcron Finance Sub LLC / Mcron Finance
3.75%, 11/16/2022(g)		1,000	952		Corp
					8.38%, 5/15/2019(g)		410		435
Computers - 0.23%
Hewlett-Packard Co					Healthcare - Services - 0.05%
0.57%, 5/24/2013(h)		700	700		HCA Holdings Inc
4.65%, 12/9/2021		550	564		6.25%, 2/15/2021		280		295
			$1,264
Distribution & Wholesale - 0.21%					Holding Companies - Diversified - 0.13%
Ingram Micro Inc					Votorantim Cimentos SA
5.00%, 8/10/2022		1,120	1,153		7.25%, 4/5/2041(g)		650		730
Diversified Financial Services - 1.77%					Home Equity Asset Backed Securities - 0.98%
Caterpillar Financial Services Corp					Countrywide Asset-Backed Certificates
0.52%, 2/26/2016(h)		2,850	2,852		0.34%, 8/25/2037(h)		1,600		1,072
Doric Nimrod Air Finance Alpha Ltd 2012-1					HSI Asset Securitization Corp Trust 2006-
Class A Pass Through Trust					HE2
5.13%, 11/30/2024(g)		1,330	1,430		0.31%, 12/25/2036(h)		2,291		985
General Electric Capital Corp					Morgan Stanley ABS Capital I Inc Trust
6.25%, 12/15/2049(h)		500	549		2007-HE2
7.13%, 12/15/2049(h)		1,000	1,155		0.29%, 1/25/2037(h)		2,104		1,078
Jefferies Group Inc					Morgan Stanley ABS Capital I Inc Trust
5.13%, 1/20/2023		610	638		2007-HE5
Numericable Finance & Co SCA					0.54%, 3/25/2037(h)		1,971		955
8.75%, 2/15/2019(g)	EUR	175	248		Morgan Stanley Home Equity Loan Trust
Sasol Financing International PLC					2007-2
4.50%, 11/14/2022		$980	977		0.43%, 4/25/2037(h)		2,500		1,319
Schahin II Finance Co SPV Ltd									$5,409
5.88%, 9/25/2023(g)		500	525
SLM Corp					Insurance - 0.35%
8.00%, 3/25/2020		100	116		AXA SA
					6.38%, 12/29/2049(g),(h)		1,300		1,294

See accompanying notes.

53

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

	Principal			Principal Amount (000's)		Value (000's)
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)
Insurance (continued)			Mortgage Backed Securities (continued)
MetLife Capital Trust IV			Berica ABS SRL
7.88%, 12/15/2067(g)	$500	$617	0.48%, 12/30/2055(h)	EUR	500	$633
		$1,911	CHL Mortgage Pass-Through Trust 2004-
			HYB4
Iron & Steel - 0.41%			2.72%, 9/20/2034(h)		$102	97
ArcelorMittal			CHL Mortgage Pass-Through Trust 2004-
7.25%, 3/1/2041	350	349	HYB8
7.50%, 10/15/2039	897	930	3.57%, 1/20/2035(h)		216	205
Permian Holdings Inc			CHL Mortgage Pass-Through Trust 2005-1
10.50%, 1/15/2018 (g)	325	333
			0.52%, 3/25/2035(h)		363	236
Samarco Mineracao SA			CHL Mortgage Pass-Through Trust 2005-11
4.13%, 11/1/2022(g)	635	622
			0.47%, 4/25/2035(h)		204	150
		$2,234	CHL Mortgage Pass-Through Trust 2005-13
Lodging - 0.04%			5.50%, 6/25/2035		484	486
Mandalay Resort Group			Citicorp Mortgage Securities REMIC Pass-
7.63%, 7/15/2013	210	214	Through Certificates Trust Series 2005-6
			0.55%, 9/25/2035(h)		73	73
			CitiMortgage Alternative Loan Trust Series
Media- 0.43%			2006-A3
Clear Channel Communications Inc			6.00%, 7/25/2036		87	67
5.50%, 9/15/2014	1,090	1,063	CitiMortgage Alternative Loan Trust Series
Clear Channel Worldwide Holdings Inc			2007-A6
7.63%, 3/15/2020	25	25	6.00%, 6/25/2037(h)		242	208
7.63%, 3/15/2020	1,165	1,206	COBALT CMBS Commercial Mortgage Trust
DISH DBS Corp			2006-C1
5.00%, 3/15/2023(d),(g)	100	99
			5.25%, 8/15/2048		325	349
		$2,393	Credit Suisse First Boston Mortgage
Mining - 0.78%			Securities Corp
			2.81%, 6/25/2034(h)		327	322
Anglo American Capital PLC
4.13%, 9/27/2022(g)	1,165	1,207	5.25%, 5/25/2028		101	100
AngloGold Ashanti Holdings PLC			5.50%, 11/25/2035		309	269
5.13%, 8/1/2022	590	597	CSMC Mortgage-Backed Trust 2006-8
			6.50%, 10/25/2021(h)		192	162
IAMGOLD Corp
6.75%, 10/1/2020(g)	755	730	Deutsche Alt-A Securities Inc Mortgage Loan
New Gold Inc			Trust Series 2005-6
6.25%, 11/15/2022(g)	450	474	5.50%, 12/25/2035(h)		210	159
Newcrest Finance Pty Ltd			Extended Stay America Trust
4.20%, 10/1/2022(g)	575	594	5.05%, 12/5/2031(g)		572	603
Xstrata Finance Canada Ltd			Fannie Mae Trust 2002-W8
5.30%, 10/25/2042(g)	715	710	0.60%, 9/25/2032(h)		146	145
		$4,312	FHLMC Multifamily Structured Pass Through
			Certificates
Miscellaneous Manufacturing - 0.02%			1.58%, 10/25/2021(d),(h)		198	22
General Electric Co			First Horizon Mortgage Pass-Through Trust
2.70%, 10/9/2022	100	100	2005-AR3
			2.61%, 8/25/2035(h)		403	399
Mortgage Backed Securities - 3.73%			GMACM Mortgage Loan Trust 2005-AR4
			3.59%, 7/19/2035(h)		246	227
Alternative Loan Trust 2006-J4
6.25%, 7/25/2036(h)	208	144	GMACM Mortgage Loan Trust 2005-AR6
			3.25%, 11/19/2035(h)		594	548
Alternative Loan Trust 2007-4CB			GS Mortgage Securities Trust 2007-GG10
5.75%, 4/25/2037	224	190	5.79%, 8/10/2045 (h)		450	447
Banc of America Funding 2004-B Trust
2.98%, 11/20/2034(h)	242	220	GSR Mortgage Loan Trust 2004-12
			2.77%, 12/25/2034(h)		874	880
Banc of America Funding Corp
0.65%, 7/25/2037(g),(h)	190	118	GSR Mortgage Loan Trust 2006-8F
Banc of America Large Loan Trust 2010-			6.00%, 9/25/2036		423	371
HLTN			HarborView Mortgage Loan Trust 2005-14
			3.02%, 12/19/2035(h)		318	273
2.50%, 11/15/2015(g),(h)	999	1,000
Banc of America Mortgage 2006-B Trust			HarborView Mortgage Loan Trust 2005-9
			0.54%, 6/20/2035(h)		657	619
6.14%, 11/20/2046(h)	110	102
Bear Stearns ARM Trust 2004-10			IndyMac INDX Mortgage Loan Trust 2005-
3.00%, 1/25/2035(h)	8	8	AR16IP
			0.52%, 7/25/2045(h)		122	100
Bear Stearns ARM Trust 2005-12
2.95%, 2/25/2036(h)	229	175	IndyMac INDX Mortgage Loan Trust 2006-
Bear Stearns Commercial Mortgage Securities			AR5
			4.75%, 5/25/2036(h)		297	257
Trust 2004-PWR2
5.81%, 5/11/2039(g),(h)	105	107	JP Morgan Alternative Loan Trust
			5.10%, 3/25/2036(h)		43	36
Bella Vista Mortgage Trust 2005-1
0.47%, 2/22/2035(h)	183	137

See accompanying notes.

54

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage					Wells Fargo Mortgage Backed Securities
Securities Trust 2007-LDP10					2005-11 Trust
5.46%, 1/15/2049		$250	$ 268		5.50%, 11/25/2035		$110		$114
JP Morgan Chase Commercial Mortgage					Wells Fargo Mortgage Backed Securities
Securities Trust 2011-FL1					2005-17 Trust
2.10%, 11/15/2028(g),(h)		1,060	1,067		5.50%, 1/25/2036(h)		237		246
Lehman Mortgage Trust 2006-1					Wells Fargo Mortgage Backed Securities
5.50%, 2/25/2036		68	68		2005-AR16 Trust
MASTR Adjustable Rate Mortgages Trust					2.71%, 2/25/2034(h)		159		158
2006-2									$20,526
2.98%, 4/25/2036(h)		390	359
Merrill Lynch Mortgage Investors Trust Series					Municipals - 0.29%
MLCC 2005-3					Autonomous Community of Madrid Spain
0.45%, 11/25/2035(h)		104	99		4.20%, 9/24/2014	EUR	100		133
0.45%, 11/25/2035(h)		655	615		4.30%, 9/15/2026		1,155		1,176
Merrill Lynch Mortgage Investors Trust Series					4.31%, 3/6/2014		100		132
MLCC 2006-2					Junta de Castilla y Leon
2.32%, 5/25/2036(h)		116	115		6.51%, 3/1/2019		100		134
Merrill Lynch Mortgage Investors Trust Series									$1,575
MLCC 2007-1					Office Furnishings - 0.16%
4.98%, 1/25/2037(h)		198	184		Steelcase Inc
Morgan Stanley Capital I Trust 2007-HQ12					6.38%, 2/15/2021		$785		867
5.59%, 4/12/2049(h)		279	302
Morgan Stanley Mortgage Loan Trust 2006-
11					Oil & Gas - 1.19%
6.00%, 8/25/2036(h)		310	272		Connacher Oil and Gas Ltd
					8.50%, 8/1/2019(g)		495		309
Morgan Stanley Mortgage Loan Trust 2006-
2					Gazprom Neft OAO Via GPN Capital SA
					4.38%, 9/19/2022(g)		1,200		1,197
5.75%, 2/25/2036		290	274
Motel 6 Trust					Halcon Resources Corp
3.78%, 10/5/2025(g)		200	198		9.75%, 7/15/2020(g)		555		613
Provident Funding Mortgage Loan Trust					Newfield Exploration Co
2005-2					5.63%, 7/1/2024		1,020		1,066
2.93%, 10/25/2035(h)		227	221		OGX Austria GmbH
RALI Series 2007-QH7 Trust					8.38%, 4/1/2022(g)		700		599
0.45%, 8/25/2037 (h)		935	654		8.50%, 6/1/2018(g)		600		539
Residential Asset Securitization Trust 2005-					Petroleos Mexicanos
					7.65%, 11/24/2021(g)	MXN	6,500		567
A8CB
5.38%, 7/25/2035		651	555		Petrominerales Ltd
Residential Asset Securitization Trust 2007-					3.25%, 6/12/2017		$100		86
A6					Plains Exploration & Production Co
6.00%, 6/25/2037(h)		305	273		6.88%, 2/15/2023		300		346
RFMSI Series 2006-S1 Trust					Rosneft Oil Co via Rosneft International
5.75%, 1/25/2036		282	292		Finance Ltd
					4.20%, 3/6/2022(g)		650		648
RMAC Securities PLC
0.67%, 6/12/2044(h)	GBP	638	886		TNK-BP Finance SA
Structured Adjustable Rate Mortgage Loan					6.63%, 3/20/2017		500		569
Trust									$6,539
0.51%, 7/25/2035(h)		$144	107
					Oil & Gas Services - 0.21%
Structured Asset Mortgage Investments II					Basic Energy Services Inc
Trust 2006-AR3					7.75%, 2/15/2019		285		291
0.41%, 4/25/2036(h)		699	473
					7.75%, 10/15/2022		695		707
Structured Asset Sec Mort Pass Thr Cert					Global Geophysical Services Inc
Series 2001-21a					10.50%, 5/1/2017		230		177
2.55%, 1/25/2032(h)		33	30
									$1,175
Thornburg Mortgage Securities Trust 2007-2
1.45%, 6/25/2037(h)		82	71		Other Asset Backed Securities - 0.82%
5.75%, 6/25/2037(h)		364	356		Belle Haven ABS CDO Ltd
WaMu Mortgage Pass Through Certificates					0.66%, 11/3/2044(d),(g),(h)		144		58
0.90%, 1/25/2047(h)		1,005	876		0.70%, 11/3/2044(d),(g),(h)		196		79
1.57%, 8/25/2042(h)		22	21		Countrywide Asset-Backed Certificates
2.57%, 7/25/2046(h)		410	387		0.35%, 6/25/2047(h)		1,200		906
Washington Mutual Mortgage Pass-Through					0.39%, 6/25/2047(h)		1,600		1,077
Certificates WMALT Series 2006-2					Huntington CDO Ltd
6.00%, 3/25/2036(h)		274	239		0.57%, 11/5/2040(d),(g),(h)		252		224
Wells Fargo Mortgage Backed Securities					JP Morgan Mortgage Acquisition Trust 2006-
2003-J Trust					WMC3
4.57%, 10/25/2033(h)		101	102		0.31%, 8/25/2036(h)		489		233

See accompanying notes.

55

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Other Asset Backed Securities (continued)					Sovereign (continued)
Merrill Lynch Mortgage Investors Trust Series					Mexican Bonos (continued)
2006-RM4					8.50%, 12/13/2018(h)	MXN	5,000		$465
0.28%, 9/25/2037(h)		$75	$21		Portugal Obrigacoes do Tesouro OT
Newcastle CDO V Ltd					3.85%, 4/15/2021	EUR	1,550		1,724
0.65%, 12/24/2039(g),(h)		289	274		Russian Foreign Bond - Eurobond
Sierra Madre Funding Ltd					4.50%, 4/4/2022(g)		$400		443
0.58%, 9/7/2039(d),(e),(g),(h)		553	404		South Africa Government Bond
0.60%, 9/7/2039(d),(e),(g),(h)		1,353	992		7.75%, 2/28/2023	ZAR	9,800		1,166
Sierra Timeshare 2012-1 Receivables Funding					Spain Government Bond
LLC					4.30%, 10/31/2019	EUR	505		662
2.84%, 11/20/2028(g)		100	102		4.65%, 7/30/2025		265		324
Triaxx Prime CDO 2007-1 Ltd					United Kingdom Gilt Inflation Linked
0.46%, 10/2/2039(g),(h)		203	135		1.88%, 11/22/2022	GBP	120		240
			$4,505		Uruguay Government International Bond
					4.25%, 4/5/2027	UYU	10,362		661
Pharmaceuticals - 0.17%					Vnesheconombank Via VEB Finance PLC
Valeant Pharmaceuticals International					6.03%, 7/5/2022(g)		$200		226
6.38%, 10/15/2020(g)		180	194
VPI Escrow Corp									$22,118
6.38%, 10/15/2020(g)		690	742		Telecommunications - 1.15%
			$936		Alcatel-Lucent USA Inc
					6.45%, 3/15/2029		770		599
Pipelines - 0.18%					America Movil SAB de CV
Copano Energy LLC / Copano Energy					3.13%, 7/16/2022		200		199
Finance Corp					Brasil Telecom SA
7.13%, 4/1/2021		100	114		9.75%, 9/15/2016(g)	BRL	1,205		638
IFM US Colonial Pipeline 2 LLC					Clearwire Communications LLC / Clearwire
6.45%, 5/1/2021(g)		800	898
					Finance Inc
			$1,012		12.00%, 12/1/2017 (g)		$100		117
Real Estate - 0.04%					Colombia Telecomunicaciones SA ESP
Country Garden Holdings Co Ltd					5.38%, 9/27/2022(g)		485		495
7.50%, 1/10/2023(g)		200	208		Embarq Corp
					8.00%, 6/1/2036		1,635		1,735
					Empresa de Telecomunicaciones de Bogota
Regional Authority - 0.53%					7.00%, 1/17/2023(g)	COP	340,000		196
Province of Ontario Canada					Level 3 Communications Inc
3.15%, 6/2/2022	CAD	500	502		8.88%, 6/1/2019(g)		$110		119
Queensland Treasury Corp					Telecom Italia Capital SA
5.75%, 11/21/2014	AUD	2,240	2,394		6.00%, 9/30/2034		240		220
			$2,896		6.38%, 11/15/2033		140		134
Retail - 0.08%					7.72%, 6/4/2038		425		445
Foot Locker Inc					Telefonica Celular del Paraguay SA
					6.75%, 12/13/2022(g)		200		214
8.50%, 1/15/2022		$410	443
					Telefonica Emisiones SAU
					5.13%, 4/27/2020		75		77
Sovereign - 4.02%					5.46%, 2/16/2021		135		142
Australia Government Bond					5.60%, 3/12/2020	GBP	200		318
5.50%, 4/21/2023	AUD	900	1,088		7.05%, 6/20/2036		$375		397
Brazilian Government International Bond					Virgin Media Finance PLC
8.50%, 1/5/2024	BRL	900	517		4.88%, 2/15/2022		275		278
Bundesschatzanweisungen									$6,323
1.75%, 6/14/2013	EUR	1,900	2,492
Canadian Government Bond					Trucking & Leasing - 0.06%
1.00%, 2/1/2015	CAD	325	315		Aviation Capital Group Corp
1.50%, 8/1/2015		2,800	2,744		4.63%, 1/31/2018(g)		305		310
3.00%, 12/1/2015		375	382
Chile Government International Bond					TOTAL BONDS				$128,957
5.50%, 8/5/2020	CLP	600,000	1,399			Principal
Italy Buoni Poliennali Del Tesoro					CONVERTIBLE BONDS - 7.01%	Amount (000's)		Value	(000	's)
2.10%, 9/15/2021	EUR	108	130		Aerospace & Defense - 0.09%
5.50%, 11/1/2022		485	672		L-3 Communications Holdings Inc
Korea Treasury Bond					3.00%, 8/1/2035(c)		475		482
3.25%, 12/10/2014	KRW 1,325,000		1,237
Malaysia Government Bond
3.31%, 10/31/2017	MYR	3,665	1,191		Airlines - 0.06%
Mexican Bonos					Lufthansa Malta Blues LP
6.00%, 6/18/2015(h)	MXN	93	754		0.75%, 4/5/2017	EUR	200		304
7.75%, 12/14/2017(h)		26,000	2,300
8.00%, 12/19/2013(h)		5,500	443
8.00%, 12/17/2015(h)		6,350	543

See accompanying notes.

56

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Principal						Principal
CONVERTIBLE BONDS (continued)	Amount (000's)		Value(000	's)	CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)
Apparel - 0.08%					Internet (continued)
Iconix Brand Group Inc					VeriSign Inc
2.50%, 6/1/2016(g)		$425	$460		3.25%, 8/15/2037(c)	$1,200	$1,736
							$5,174
Automobile Manufacturers - 0.20%					Investment Companies - 0.10%
Ford Motor Co					Ares Capital Corp
4.25%, 11/15/2016		330	513		5.75%, 2/1/2016(c),(g)	525	570
Volkswagen International Finance NV
5.50%, 11/9/2015(e),(g)	EUR	400	564
			$1,077		Iron & Steel - 0.12%
					United States Steel Corp
Biotechnology - 0.55%					4.00%, 5/15/2014(c)	625	656
Exelixis Inc
4.25%, 8/15/2019(c)		$200	197
Gilead Sciences Inc					Machinery - Diversified - 0.13%
1.63%, 5/1/2016(c)		1,005	1,928		Chart Industries Inc
					2.00%, 8/1/2018(c)	575	738
Regeneron Pharmaceuticals Inc
1.88%, 10/1/2016(c)		450	923
			$3,048		Media- 0.33%
					XM Satellite Radio Inc
Coal- 0.05%					7.00%, 12/1/2014(c),(g)	1,000	1,790
Alpha Natural Resources Inc
2.38%, 4/15/2015		100	94
Peabody Energy Corp					Mining - 0.09%
4.75%, 12/15/2066		230	195		Alcoa Inc
			$289		5.25%, 3/15/2014(c)	286	397
					Stillwater Mining Co
Commercial Services - 0.66%					1.75%, 10/15/2032	100	118
Avis Budget Group Inc							$515
3.50%, 10/1/2014(c)		625	957
Hertz Global Holdings Inc					Oil & Gas - 0.19%
5.25%, 6/1/2014(c)		1,100	2,685		Chesapeake Energy Corp
			$3,642		2.50%, 5/15/2037	225	215
					2.75%, 11/15/2035	65	65
Computers - 0.48%					Cobalt International Energy Inc
Cadence Design Systems Inc					2.63%, 12/1/2019	150	152
2.63%, 6/1/2015(c)		350	669
					Pioneer Natural Resources Co
EMC Corp/MA					2.88%, 1/15/2038(c)	275	599
1.75%, 12/1/2013		265	384				$1,031
NetApp Inc
1.75%, 6/1/2013(c)		1,000	1,096		Pharmaceuticals - 0.08%
SanDisk Corp					Mylan Inc/PA
1.50%, 8/15/2017		420	517		3.75%, 9/15/2015	145	329
			$2,666		Theravance Inc
					2.13%, 1/15/2023	100	99
Diversified Financial Services - 0.04%							$428
Jefferies Group Inc
3.88%, 11/1/2029		100	101		REITS- 1.32%
Knight Capital Group Inc					Annaly Capital Management Inc
3.50%, 3/15/2015		100	99		5.00%, 5/15/2015(c)	100	103
			$200		Boston Properties LP
					3.63%, 2/15/2014(c),(g)	750	781
Food- 0.17%					DDR Corp
Smithfield Foods Inc					1.75%, 11/15/2040(c)	850	1,004
4.00%, 6/30/2013(c)		900	944
					Digital Realty Trust LP
					5.50%, 4/15/2029(c),(g)	425	709
Home Builders - 0.46%					Health Care REIT Inc
DR Horton Inc					3.00%, 12/1/2029(c)	925	1,165
2.00%, 5/15/2014(c)		425	742		Host Hotels & Resorts LP
Lennar Corp					2.50%, 10/15/2029(c),(g)	1,000	1,345
2.00%, 12/1/2020(c),(g)		550	785		ProLogis LP
2.75%, 12/15/2020(c),(g)		225	411		3.25%, 3/15/2015(c)	600	693
3.25%, 11/15/2021(c),(g)		225	401		SL Green Operating Partnership LP
Toll Brothers Finance Corp					3.00%, 10/15/2017(c),(g)	1,250	1,439
0.50%, 9/15/2032(g)		175	182				$7,239
			$2,521		Semiconductors - 0.77%
Internet - 0.94%					Intel Corp
Equinix Inc					2.95%, 12/15/2035	160	166
4.75%, 6/15/2016(c)		1,325	3,438		3.25%, 8/1/2039	275	325
					Microchip Technology Inc
					2.13%, 12/15/2037(c)	1,175	1,666

See accompanying notes.

57

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's) Value (000's)
Semiconductors (continued)				Agriculture - 0.03%
Micron Technology Inc				Pinnacle Operating Corp, Term Loan B
1.88%, 8/1/2031	$130	$136		6.75%, 11/14/2018(h)	$170	$170
2.38%, 5/1/2032(g)	100	111
3.13%, 5/1/2032(g)	300	335
				Automobile Manufacturers - 0.02%
Xilinx Inc				Navistar Inc, Term Loan B
2.63%, 6/15/2017	105	148		7.00%, 8/16/2017(h)	120	121
3.13%, 3/15/2037(c)	1,000	1,328
		$4,215
				Automobile Parts & Equipment - 0.08%
Software - 0.02%				Remy International, Term Loan
Nuance Communications Inc				0.00%, 2/28/2020(h),(i)	158	158
2.75%, 11/1/2031	110	113		TI Group Automotive Systems LLC, Term
				Loan
Telecommunications - 0.08%				6.75%, 3/9/2018(h)	254	255
Ciena Corp						$413
3.75%, 10/15/2018(g)	270	303
Virgin Media Inc				Beverages - 0.01%
				DS Waters of America Inc, Term Loan
6.50%, 11/15/2016	50	125		10.50%, 8/25/2017 (h)	35	36
		$428
TOTAL CONVERTIBLE BONDS		$38,530
	Principal			Building Materials - 0.02%
MUNICIPAL BONDS - 0.63%	Amount (000's)	Value(000	's)	Aluma Systems Inc, Term Loan B
				6.25%, 10/16/2018(h)	47	48
California - 0.25%				CPG International Inc, Term Loan
Bay Area Toll Authority				5.75%, 9/18/2019(h)	65	65
7.04%, 4/1/2050	$500	$719				$113
State of California
7.70%, 11/1/2030	500	631		Chemicals - 0.19%
		$1,350		Ascend Performance Materials LLC, Term
				Loan B
Illinois - 0.11%				6.75%, 4/4/2018(h)	129	130
Chicago Transit Authority				Houghton International Inc, Term Loan
6.90%, 12/1/2040	500	617		5.25%, 12/13/2019(h)	185	187
				Kronos Worldwide Inc, Term Loan B
New York - 0.23%				7.00%, 6/11/2018(h)	64	64
Metropolitan Transportation Authority				Nexeo Solutions LLC, Term Loan B
7.13%, 11/15/2030	500	606		5.00%, 9/8/2017(h)	134	134
New York City Municipal Water Finance				PL Propylene LLC, Term Loan B
Authority				7.00%, 3/23/2017(h)	130	132
5.72%, 6/15/2042	500	649		Taminco Global Chemical Corp, Term Loan
		$1,255		B
				4.25%, 2/15/2019(h)	225	227
Texas- 0.04%				US Coatings Acquisition Inc, Term Loan B2
North Texas Higher Education Authority				4.75%, 1/18/2020(h)	165	167
1.41%, 4/1/2040(h)	231	236				$1,041
TOTAL MUNICIPAL BONDS		$3,458		Coal- 0.06%
SENIOR FLOATING RATE INTERESTS	Principal			Arch Coal Inc, Term Loan
				5.75%, 5/14/2018(h)	135	137
- 2.72%	Amount (000's)	Value(000	's)
				Patriot Coal Corp, DIP Term Loan
Advertising - 0.12%				9.25%, 12/9/2013(h)	206	207
Acosta Inc, Term Loan D						$344
5.00%, 3/1/2018(h)	$130	$131
Getty Images Inc, Term Loan B				Commercial Services - 0.04%
4.75%, 10/3/2019(h)	230	232		Brand Energy & Infrastructure Services Inc,
Visant Corp, Term Loan				Term Loan B
5.25%, 12/22/2016(h)	309	292		6.25%, 10/16/2018(h)	197	198
		$655
Aerospace & Defense - 0.07%				Computers - 0.05%
Sequa Corp, Term Loan B				SRA International Inc, Term Loan B
				6.50%, 7/20/2018(h)	285	275
5.25%, 5/29/2017(h)	125	127
Six3 Systems Inc, Term Loan
7.00%, 9/20/2019(h)	119	119		Diversified Financial Services - 0.11%
TASC Inc/VA, Term Loan				Nuveen Investments Inc, Term Loan A
4.50%, 12/18/2015(h)	159	158		0.00%, 5/13/2017(h),(i)	35	35
		$404		Nuveen Investments Inc, Term Loan EXT-
				NEW
				5.81%, 5/13/2017(h)	40	41

See accompanying notes.

58

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)			Internet - 0.03%
Springleaf Financial Funding Co, Term Loan			Zayo Group LLC, Term Loan B
NEW			5.25%, 6/15/2019(h)	$165	$165
5.50%, 5/28/2017(h)	$500	$502
		$578	Iron & Steel - 0.08%
Electric - 0.02%			Essar Steel Algoma Inc, Term Loan
AES Corp, Term Loan			8.75%, 9/18/2014(h)	360	365
0.00%, 6/1/2018(e),(h),(i)	135	135	Tube City IMS Corp, Term Loan B
			0.00%, 3/19/2019(h),(i)	95	96
Electrical Components & Equipment - 0.01%					$461
WESCO Distribution Inc, Term Loan B1			Lodging - 0.10%
4.50%, 12/4/2019(h)	75	76	MGM Resorts International, Term Loan B
			4.25%, 12/13/2019(h)	550	556
Electronics - 0.01%
Sensus USA Inc, Term Loan			Machinery - Diversified - 0.04%
8.50%, 5/9/2018(h)	80	80	Edwards Cayman Islands II Ltd, Term Loan
			B-EXT
			5.50%, 5/31/2016(h)	109	109
Entertainment - 0.02%			Mirror BidCo Corp, Term Loan B
WMG Acquisition Corp, Term Loan B			5.25%, 12/18/2019(h)	110	111
5.25%, 10/25/2018(h)	85	86
					$220
Environmental Control - 0.05%			Media- 0.15%
Metal Services LLC, Term Loan			ION Media Networks Inc, Term Loan
			7.25%, 7/22/2018(h)	185	186
7.75%, 5/30/2017(h)	270	272
			Truven Health Analytics Inc, Term Loan B
			5.75%, 5/25/2019(h)	293	296
Food- 0.05%			Virgin Media, Term Loan B
Supervalu Inc, Term Loan			0.00%, 2/15/2020(h),(i)	320	318
0.00%, 3/18/2019(h),(i)	255	258			$800
			Metal Fabrication & Hardware - 0.03%
Food Service - 0.02%			Ameriforge Group Inc, Term Loan B
Fogo de Chao, Term Loan			5.00%, 1/22/2020(h)	110	111
11.00%, 1/18/2020 (h)	130	130	Transtar Holding Company, Term Loan
			5.50%, 10/2/2018(h)	45	45
Hand & Machine Tools - 0.04%					$156
Apex Tool Group LLC, Term Loan B			Mining - 0.15%
4.50%, 1/25/2020(h)	200	202
			Fairmount Minerals Ltd, Term Loan B-NEW
			5.25%, 3/15/2017(h)	276	276
Healthcare - Services - 0.06%			FMG Resources August 2006 Pty Ltd, Term
DaVita HealthCare Partners Inc, Term Loan			Loan B
B2			5.25%, 10/12/2017(h)	564	570
4.00%, 8/21/2019(h)	100	101			$846
Kindred Healthcare Inc, Term Loan B			Oil & Gas Services - 0.04%
5.25%, 6/1/2018(h)	49	49
5.25%, 6/1/2018(h)	110	110	Pinnacle Holdco Sarl, Term Loan
			10.50%, 7/24/2020 (h)	115	116
United Surgical Partners International Inc,			Preferred Proppants LLC, Term Loan B
Term Loan B			7.50%, 12/15/2016(h)	104	97
6.00%, 3/19/2019(h)	80	80
		$340			$213
			Packaging & Containers - 0.02%
Home Furnishings - 0.03%			FPC Holdings Inc, Term Loan
Tempur-Pedic Intl, Term Loan B			5.25%, 11/15/2019(h)	100	101
0.00%, 11/20/2019(h),(i)	190	192
			Pharmaceuticals - 0.07%
Housewares - 0.03%			AssuraMed Holding Inc, Term Loan
Wilsonart International Holding LLC, Term			5.50%, 10/23/2019(h)	100	100
Loan B			Quintiles Transnational Corp, Term Loan B
5.50%, 10/24/2019(h)	175	177
			4.50%, 6/8/2018(h)	299	302
					$402
Insurance - 0.05%
AmWINS Group Inc, Term Loan			Pipelines - 0.05%
0.00%, 2/20/2020(h),(i)	195	196	NGPL PipeCo LLC, Term Loan B
			6.75%, 5/4/2017(h)	256	260
Asurion LLC, Term Loan B1
4.50%, 5/24/2019(h)	105	105
		$301

See accompanying notes.

59

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)		Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Private Equity - 0.03%					Federal National Mortgage Association (FNMA) (continued)
HarbourVest Partners LLC, Term Loan					4.00%, 3/1/2027(j)	$1,000		$1,070
4.75%, 11/20/2017(h)		$154	$155		4.00%, 12/1/2039	1,280		1,365
					5.00%, 5/1/2039	443		486
Retail - 0.06%					5.00%, 6/1/2041	329		359
David's Bridal Inc, Term Loan B								$11,117
5.00%, 10/5/2019(h)		45	45		Government National Mortgage Association (GNMA) -
PF Chang's China Bistro Inc, Term Loan B					0.57%
					3.00%, 3/1/2043(j)	3,000		3,145
5.25%, 6/22/2019(h)		58	59
Serta Simmons Holdings LLC, Term Loan B
5.00%, 9/19/2019(h)		200	202		U.S. Treasury - 4.83%
			$306		1.00%, 6/30/2019	200		199
					1.00%, 9/30/2019	100		99
Semiconductors - 0.04%					1.38%, 2/28/2019	500		511
NXP BV, Term Loan C					1.50%, 7/31/2016(k)	800		829
4.75%, 1/11/2020(h)		195	198
					1.63%, 8/15/2022(l)	6,200		6,099
					1.75%, 5/15/2022	1,100		1,099
Software - 0.29%					2.00%, 11/15/2021	3,800		3,908
Applied Systems Inc, Term Loan					2.00%, 2/15/2022	2,200		2,254
9.50%, 6/8/2017(h)		70	70		2.13%, 8/15/2021(l)	9,300		9,692
Blackboard Inc, Term Loan B2					2.63%, 11/15/2020	900		980
6.25%, 10/4/2018(h)		381	383		2.75%, 11/15/2042(m)	600		558
Deltek Inc, Term Loan					7.50%, 11/15/2024(k),(m)	200		314
5.00%, 10/4/2018(h)		75	76					$26,542
First Data Corp, Term Loan F1
5.20%, 9/30/2018(h)		165	165		U.S. Treasury Bill - 0.04%
					0.13%, 3/21/2013(m),(n)	205		205
Rocket Software Inc, Term Loan
10.25%, 2/8/2019(h)		150	149
SS&C Technologies Holdings Europe SARL,					U.S. Treasury Inflation-Indexed Obligations - 1.67%
Delay-Draw Term Loan B2-DD					0.13%, 1/15/2022	2,536		2,758
5.00%, 5/23/2019(h)		39	39		0.13%, 1/15/2023	497		537
SS&C Technologies Inc, Delay-Draw Term					0.63%, 7/15/2021(k),(m)	4,380		4,998
Loan B1-DD					0.75%, 2/15/2042	813		863
5.00%, 5/23/2019(h)		377	380					$9,156
TriZetto Group Inc/The, Term Loan					TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
8.50%, 3/27/2019(h)		55	55		OBLIGATIONS			$51,499
TriZetto Group Inc/The, Term Loan B
4.75%, 5/2/2018(h)		273	273			Maturity
					REPURCHASE AGREEMENTS - 1.71%	Amount (000's)	Value	(000	's)
			$1,590
					Banks- 1.71%
Telecommunications - 0.35%					Investment in Joint Trading Account; Credit	$953		$954
Alcatel-Lucent USA Inc, Term Loan					Suisse Repurchase Agreement; 0.16%
0.00%, 1/29/2019(h),(i)	EUR	555	726		dated 2/28/2013 maturing 3/1/2013
6.25%, 7/31/2016(h)		$172	174		(collateralized by US Government
7.25%, 1/29/2019(h)		378	382		Securities; $972,404; 4.38% - 6.13%;
Integra Telecom, Term Loan					dated 11/15/27 - 11/15/39)
0.00%, 2/19/2019(h),(i)		70	71		Investment in Joint Trading Account;	2,288		2,288
Level 3 Financing Inc, Term Loan B					Deutsche Bank Repurchase Agreement;
5.25%, 8/1/2019(h)		160	162		0.19% dated 2/28/2013 maturing 3/1/2013
Level 3 Financing Inc, Term Loan B II					(collateralized by US Government
4.75%, 8/1/2019(h)		290	292		Securities; $2,333,768; 0.00% - 7.25%;
MetroPCS Wireless Inc, Term Loan B3					dated 03/25/13 - 05/15/30)
4.00%, 3/19/2018(h)		124	124		Investment in Joint Trading Account; JP	2,002		2,002
			$1,931		Morgan Repurchase Agreement; 0.16%
TOTAL SENIOR FLOATING RATE INTERESTS			$14,957		dated 2/28/2013 maturing 3/1/2013
U.S. GOVERNMENT & GOVERNMENT	Principal				(collateralized by US Government
AGENCY OBLIGATIONS - 9.37%	Amount (000's)		Value(000	's)	Securities; $2,042,047; 0.00% - 10.35%;
Federal Home Loan Mortgage Corporation (FHLMC) -					dated 03/15/13 - 02/15/42)
0.24%					Investment in Joint Trading Account; Merrill	2,033		2,033
4.50%, 5/1/2039		$578	$618		Lynch Repurchase Agreement; 0.13%
4.50%, 11/1/2039		670	716		dated 2/28/2013 maturing 3/1/2013
			$1,334		(collateralized by US Government
					Securities; $2,073,701; 0.00% - 9.38%;
Federal National Mortgage Association (FNMA) - 2.02%					dated 07/01/13 - 11/07/36)
3.00%, 12/1/2026		1,818	1,915		Investment in Joint Trading Account; Morgan	1,525		1,525
3.00%, 3/1/2043(j)		3,000	3,106
					Stanley Repurchase Agreement; 0.15%
3.50%, 11/1/2025		1,284	1,362		dated 2/28/2013 maturing 3/1/2013
3.50%, 2/1/2026		445	472		(collateralized by US Government
3.50%, 4/1/2026		669	710		Securities; $1,555,846; 0.00% - 3.88%;
3.50%, 9/1/2026		257	272		dated 06/14/13 - 12/27/22)

See accompanying notes.

60

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

			Portfolio Summary (unaudited)
REPURCHASE AGREEMENTS	Maturity		Sector	Percent
(continued)	Amount (000's)	Value (000's)	Financial	17 .94%
			Consumer, Non-cyclical	12 .57%
Banks (continued)			Government	11 .38%
JP Morgan Repurchase Agreement; 0.20%	$600	$600	Consumer, Cyclical	10 .84%
dated 2/28/2013 maturing 3/1/2013			Industrial	9 .38%
(collateralized by US Government			Communications	9.08%
Security; $608,813; 2.26%; dated			Technology	6 .90%
12/05/22)			Energy	6.88%
		$9,402	Mortgage Securities	6.56%
TOTAL REPURCHASE AGREEMENTS		$9,402	Basic Materials	5.25%
	Principal		Utilities	1 .89%
COMMERCIAL PAPER - 0.05%	Amount (000's)	Value (000's)	Asset Backed Securities	1 .80%
			Purchased Options	0 .59%
Diversified Financial Services - 0.05%			Revenue Bonds	0.51%
Ford Motor Credit Co			Diversified	0 .18%
1.10%, 10/4/2013	200	199	General Obligation Unlimited	0 .12%
1.21%, 7/9/2013	100	99	Purchased Credit Default Swaptions	0.01%
		$298	Purchased Interest Rate Swaptions	0.00%
TOTAL COMMERCIAL PAPER		$298	Investments Sold Short	(37.52)%
TOTAL PURCHASED OPTIONS - 0.59%		$3,214	Other Assets in Excess of Liabilities, Net	35.64%
TOTAL PURCHASED INTEREST RATE SWAPTIONS -			TOTAL NET ASSETS	100.00%
0.00%		$3
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS -
0.01%		$26
Total Investments		$560,193
Liabilities in Excess of Other Assets, Net - (1.88)%		$(10,316)
TOTAL NET ASSETS - 100.00%		$549,877

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for options contracts. At the end of the period, the value of these securities totaled $5,378 or 0.98% of net assets.
(c)	Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $98,418 or 17.90% of net assets.
(d)	Security is Illiquid
(e)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $3,909 or 0.71% of net assets.
(f)	Restricted Security. At the end of the period, the value of this security totaled $52 or 0.01% of net assets. The security was purchased September26, 2012 at a cost of $33.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $51,429 or 9.35% of net assets.
(h)	Variable Rate. Rate shown is in effect at February 28, 2013.
(i)	This Senior Floating Rate Note will settle after February 28, 2013, at which time the interest rate will be determined.
(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $281 or 0.05% of net assets.
(l)	Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $6,293 or 1.14% of net assets.
(m)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $934 or 0.17% of net assets.
(n)	Rate shown is the discount rate of the original purchase.

See accompanying notes.

61

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Credit Default Swaps

Buy Protection
		(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)	Reference Entity
Bank of America NA	ABX.HE.AAA.06-2 BP	(0.11)%	5/25/2046		$93	$31	$37	$(6)
Bank of America NA	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	9/20/2017		100	(1)	1	(2)
Bank of America NA	CDX.HY.17	(5.00)%	12/20/2016		48	(2)	—	(2)
Bank of America NA	Costco Wholesale; 5.50%; 03/15/2017	(1.00)%	3/20/2017		200	(5)	(4)	(1)
Bank of America NA	DDR Corp; 7.50%; 07/15/2018	(1.00)%	9/20/2017		200	3	8	(5)
Bank of America NA	DJ ITRAXX17EU2 BP	(1.00)%	6/20/2017	EUR	100	—	1	(1)
Bank of America NA	iTraxx Japan 16 5 Year	(1.00)%	12/20/2016	JPY	10,000	—	4	(4)
Bank of America NA	Kimco Realty Corp; 4.82%; 06/01/2014	(1.00)%	9/20/2017		$100	—	2	(2)
Bank of America NA	Limited Brands; 6.90%; 07/15/2017	(1.00)%	3/20/2017		200	5	8	(3)
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	3/20/2017		700	(4)	3	(7)
	07/15/2017
Bank of America NA	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	6/20/2017		100	—	—	—
	07/15/2017
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	3/20/2017		400	(6)	(1)	(5)
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	12/20/2017		100	(1)	—	(1)
	11/10/2015
Bank of America NA	Marriott International Inc; 5.81%;	(1.00)%	6/20/2017		200	(2)	(1)	(1)
	11/10/2015
Bank of America NA	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(1)	(1)	—
Bank of America NA	Standard Chartered Bank SNR SE	(1.00)%	6/20/2017	EUR	100	1	3	(2)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2017		$300	(8)	(5)	(3)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	6/20/2017		100	(2)	(2)	—
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2017		200	(6)	(5)	(1)
Bank of America NA	Target Corp; 5.38%; 05/01/2017	(1.00)%	9/20/2017		200	(5)	(5)	—
Bank of America NA	Wal-Mart Stores; 5.88%; 04/05/2027	(1.00)%	6/20/2017		200	(6)	(5)	(1)
Barclays Bank PLC	ABX.HE.AAA.07-1 BP	(0.09)%	8/25/2037		91	45	47	(2)
Barclays Bank PLC	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	6/20/2017	EUR	100	1	9	(8)
Barclays Bank PLC	EI Du Pont de Nemours; 5.25%;	(1.00)%	3/20/2018		$100	(3)	(3)	—
	12/15/2016
Barclays Bank PLC	Lockheed Martin Corp; 7.65%;	(1.00)%	3/20/2018		100	—	(1)	1
	05/01/2016
Barclays Bank PLC	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(1)	(1)	—
Barclays Bank PLC	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	3/20/2018		100	(3)	(3)	—
Barclays Bank PLC	Yum Brands Inc; 6.25%; 03/15/2018	(1.00)%	12/20/2017		100	(2)	(2)	—
BNP Paribas	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	9/20/2017		300	(3)	(1)	(2)
BNP Paribas	Lockheed Martin Corp; 7.65%;	(1.00)%	9/20/2017		200	(3)	(4)	1
	05/01/2016
BNP Paribas	UPS;8.38%; 04/01/2030	(1.00)%	9/20/2017		200	(7)	(6)	(1)
Citigroup Inc	CDX.HY.19	(5.00)%	12/20/2017		2,000	(56)	(46)	(10)
Citigroup Inc	CDX.IG.19	(1.00)%	12/20/2017		1,600	(10)	(8)	(2)
Citigroup Inc	CDX.IG.19	(1.00)%	12/20/2017		1,100	(6)	(5)	(1)
Citigroup Inc	South Africa Government International	(1.00)%	3/20/2018		800	28	20	8
	Bond;6.50%; 06/02/2014
Credit Suisse	AmerisourceBergen Corp; 5.88%;	(1.00)%	3/20/2018		1,250	(14)	(8)	(6)
	09/15/2015
Credit Suisse	Burlington Northern Santa Fe LLC;	(1.00)%	9/20/2017		1,950	(74)	(72)	(2)
	5.75%; 03/15/2018
Credit Suisse	Burlington Northern Santa Fe LLC;	(1.00)%	9/20/2017		825	(32)	(31)	(1)
	5.75%; 03/15/2018
Credit Suisse	CDX.HY.19	(5.00)%	12/20/2017		325	(9)	(4)	(5)
Credit Suisse	CDX.HY.19	(5.00)%	12/20/2017		525	(15)	(14)	(1)
Credit Suisse	CDX.HY.19	(5.00)%	12/20/2017		175	(5)	(4)	(1)
Credit Suisse	CDX.HY.19	(5.00)%	12/20/2017		250	(7)	(1)	(6)
Credit Suisse	CDX.HY.19	(5.00)%	12/20/2017		1,625	(46)	(28)	(18)
Credit Suisse	CDX.IG.19	(1.00)%	12/20/2017		900	(6)	(4)	(2)
Credit Suisse	Ericsson; 5.38%; 06/27/2017	(1.00)%	9/20/2017	EUR	100	—	3	(3)
Credit Suisse	Ericsson; 5.38%; 06/27/2017	(1.00)%	3/20/2018		100	1	2	(1)
Credit Suisse	Freescale Semiconductor Inc; 8.05%;	(5.00)%	3/20/2018		$750	22	38	(16)
	02/01/2020
Credit Suisse	Freescale Semiconductor Inc; 8.05%;	(5.00)%	3/20/2018		550	16	29	(13)
	02/01/2020
Credit Suisse	HJ Heinz Co; 6.375%; 07/15/2028	(1.00)%	3/20/2018		1,300	67	43	24
Credit Suisse	ITRX.18.EUR	(5.00)%	12/20/2017	EUR	100	(14)	(18)	4
Credit Suisse	ITRX.EUR.S	(5.00)%	12/20/2017		600	(80)	(60)	(20)
Credit Suisse	Lockheed Martin Corp; 7.65%;	(1.00)%	9/20/2017		$100	(1)	(1)	—
	05/01/2016
Credit Suisse	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	9/20/2017		100	(4)	(3)	(1)

See accompanying notes.

62

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
		(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)	Reference Entity
Credit Suisse	Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		$200	$(2	) $	(1	) $	(1)
Credit Suisse	Turkey Government International	(1.00)%	9/20/2017		700	9		44		(35)
	Bond;11.88%; 01/15/2030
Credit Suisse	Westvaco Corp; 7.95%; 02/15/2031	(1.00)%	12/20/2017		1,150	25		12		13
Credit Suisse	Whirlpool Corp; 7.75%; 07/15/2016	(1.00)%	12/20/2017		800	4		15		(11)
Deutsche Bank AG	Aramark Corp; 8.50%; 02/01/2015	(5.00)%	3/20/2018		350	(37)		(34)		(3)
Deutsche Bank AG	Aramark Corp; 8.50%; 02/01/2015	(5.00)%	3/20/2018		325	(34)		(32)		(2)
Deutsche Bank AG	Aramark Corp; 8.50%; 02/01/2015	(5.00)%	3/20/2018		650	(70)		(67)		(3)
Deutsche Bank AG	Arrow Electronics Inc; 6.88%;	(1.00)%	3/20/2017		100	—		—		—
	06/01/2018
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	3/20/2018	EUR	100	3		2		1
Deutsche Bank AG	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	3/20/2017		200	1		7		(6)
Deutsche Bank AG	Boston Scientific Corp; 6.4%;	(1.00)%	9/20/2017		$1,100	—		15		(15)
	06/15/2016
Deutsche Bank AG	Burlington Northern Santa Fe LLC;	(1.00)%	9/20/2017		725	(28)		(27)		(1)
	5.75%; 03/15/2018
Deutsche Bank AG	Dell Inc; 7.1%; 04/15/2028	(1.00)%	3/20/2018		1,250	160		174		(14)
Deutsche Bank AG	DJ ITRAXX17EU2	(1.00)%	6/20/2017	EUR	9,800	52		125		(73)
Deutsche Bank AG	DJ ITRAXX17SEN2	(1.00)%	6/20/2017		300	11		13		(2)
Deutsche Bank AG	DJ ITRAXX17XOV2 BP	(5.00)%	6/20/2017		100	(6)		—		(6)
Deutsche Bank AG	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	6/20/2017		$100	(3)		(2)		(1)
Deutsche Bank AG	Honeywell International; 5.70%;	(1.00)%	9/20/2017		100	(3)		(3)		—
	03/15/2036
Deutsche Bank AG	ITRX.18.EUR	(5.00)%	12/20/2017	EUR	100	(3)		(1)		(2)
Deutsche Bank AG	Northrop Grumman Corp; 7.75%;	(1.00)%	9/20/2017		$100	(2)		(2)		—
	02/15/2031
Deutsche Bank AG	Starwood Hotels; 6.75%; 05/15/2018	(1.00)%	3/20/2017		100	(1)		—		(1)
Goldman Sachs & Co	ABX.HE.AAA.07-1 BP	(0.09)%	8/25/2037		91	44		46		(2)
Goldman Sachs & Co	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	3/20/2018		100	—		(1)		1
Goldman Sachs & Co	Cox Communications Inc; 6.80%;	(1.00)%	9/20/2017		100	(3)		(2)		(1)
	08/01/2028
Goldman Sachs & Co	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	12/20/2016		100	(3)		(2)		(1)
Goldman Sachs & Co	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	6/20/2017		100	(1)		—		(1)
	07/15/2017
Goldman Sachs & Co	Marriott International Inc; 5.81%;	(1.00)%	9/20/2017		100	(1)		1		(2)
	11/10/2015
Goldman Sachs & Co	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	9/20/2017		100	(4)		(3)		(1)
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;	(1.00)%	9/20/2017		100	(1)		—		(1)
	04/15/2018
Goldman Sachs & Co	Stanley Works; 4.90%; 11/01/2012	(1.00)%	9/20/2017		100	(1)		(1)		—
Goldman Sachs & Co	Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2018		100	(3)		(3)		—
JP Morgan Chase	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	6/20/2017	EUR	100	1		9		(8)
JP Morgan Chase	DJ ITRAXX16SEN2	(1.00)%	12/20/2016		200	7		9		(2)
JP Morgan Chase	DJ ITRAXX17EU2 BP	(1.00)%	6/20/2017		100	—		1		(1)
JP Morgan Chase	Lockheed Martin Corp; 7.65%;	(1.00)%	6/20/2017		$100	(2)		(2)		—
	05/01/2016
JP Morgan Chase	Northrop Grumman Corp; 7.75%;	(1.00)%	6/20/2017		100	(3)		(3)		—
	02/15/2031
JP Morgan Chase	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	6/20/2017		100	(3)		(3)		—
Merrill Lynch	Bank of Scotland PLC; 0.50%;	(1.00)%	6/20/2017	EUR	600	(13)		26		(39)
	05/10/2013
Merrill Lynch	CDX.19.HY5	(5.00)%	12/20/2017		$850	(24)		(9)		(15)
Merrill Lynch	CDX.HY.19	(5.00)%	12/20/2017		800	(23)		(19)		(4)
Merrill Lynch	CDX.HY.19	(5.00)%	12/20/2017		1,000	(28)		(24)		(4)
Merrill Lynch	CDX.HY.19	(5.00)%	12/20/2017		1,000	(28)		(19)		(9)
Merrill Lynch	CDX.IG.19	(1.00)%	12/20/2017		350	(2)		(2)		—
Merrill Lynch	Dell Inc; 7.1%; 04/15/2028	(1.00)%	3/20/2018		775	100		83		17
Merrill Lynch	Dell Inc; 7.10%; 04/15/2028	(1.00)%	3/20/2018		475	61		50		11
Merrill Lynch	Electricite de France SA; 5.63%;	(1.00)%	12/20/2017	EUR	750	(1)		2		(3)
	02/21/2033
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		50	(6)		(6)		—
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		175	(24)		(21)		(3)
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		400	(54)		(65)		11
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		230	(31)		(35)		4
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		475	(64)		(53)		(11)
Merrill Lynch	ITRX.EUR.18	(5.00)%	12/20/2017		60	(8)		(7)		(1)
Merrill Lynch	ITRX.EUR.X	(5.00)%	12/20/2017		175	(5)		1		(6)
Merrill Lynch	ITRX.EUR.XOV	(5.00)%	12/20/2017		500	(14)		12		(26)

See accompanying notes.

63

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
		(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)	Reference Entity
Merrill Lynch	Republic of South Africa; 6.50%;		(1.00)%	6/20/2017		$500	$11		$19	$(8)
	06/02/2014
Merrill Lynch	Textron Financial Corp; 5.13%;		(1.00)%	3/20/2017		700	(21)		(17)	(4)
	08/15/2014
Merrill Lynch	Westvaco Corp; 7.95%; 02/15/2031		(1.00)%	9/20/2017		650	11		8	3
UBS AG	DJ ITRAXX17XOV2 BP		(5.00)%	6/20/2017	EUR	200	(11)		(3)	(8)
UBS AG	DJ ITRAXX9EU 10YR Tranche 22-		(0.25)%	6/20/2018		1,800	30		12	18
	100
UBS AG	Marriott International Inc; 5.81%;		(1.00)%	3/20/2017		$100	(2)		(1)	(1)
	11/10/2015
UBS AG	Union Pacific Corp; 6.63%; 02/01/2029		(1.00)%	9/20/2017		100	(4)		(3)	(1)
Total							$(277	) $	114	$(391)

Sell Protection
		Implied Credit Spread as of February 28, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)	Reference Entity
Bank of America NA	CDX.NA.HY.19	N/A	5.00%	12/20/2017		$1,475	$41		$5	$36
Bank of America NA	CDX.NA.HY.19	N/A	5.00%	12/20/2017		900	25		(2)	27
Citigroup Inc	CDX.NA.HY.19	N/A	5.00%	12/20/2017		550	15		3	12
Credit Suisse	Boyd Gaming Corp;	8.66%	5.00%	3/20/2018		650	(95)		(86)	(9)
	7.13%; 02/01/2016
Credit Suisse	Boyd Gaming Corp;	8.66%	5.00%	3/20/2018		525	(77)		(69)	(8)
	7.13%; 02/01/2016
Morgan Stanley & Co	CDX.NA.HY.19	N/A	5.00%	12/20/2017		100	3		(1)	4
Morgan Stanley & Co	CDX.NA.HY.19	N/A	5.00%	12/20/2017		200	6		(2)	8
Morgan Stanley & Co	CDX.NA.HY.19	N/A	5.00%	12/20/2017		200	5		—	5
Morgan Stanley & Co	CDX.NA.HY.19	N/A	5.00%	12/20/2017		100	3		—	3
UBS AG	CDX.NA.HY.19	N/A	5.00%	12/20/2017		75	2		—	2
Total							$(72	) $	(152)	$80

All dollar amounts are shown in thousands (000's)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments requiredtobe made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange Cleared Credit Default Swaps

Buy Protection
		(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value			Unrealized Appreciation/ (Depreciation)

	Reference Entity
	CDX.BP.IG.19.5Y	(1.00)%	12/20/2017	$1,200		$(7	) $	(1)
	CDX.IG.17.5Y	(1.00)%	12/20/2016	200		(3)		(2)
	CDX.NA.HY.19	(5.00)%	12/20/2017	350		(9)		(10)
Total						$(19	)$	(13)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase		Delivery Date	Contracts to Accept	In Exchange For		Fair Value		Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Australian Dollar	Royal Bank of Scotland PLC	3/20/2013	4,795,000		$4,993	$4,891		$(102)
Brazilian Real	Barclays Bank PLC	4/2/2013	11,987		6	6		—
Brazilian Real	Credit Suisse	3/14/2013	2,120,000		1,071	1,070		(1)

See accompanying notes.

64

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts
Brazilian Real	Credit Suisse	6/4/2013	2,932,055	$1,480	$1,466	$(14)
Brazilian Real	Goldman Sachs & Co	4/2/2013	8,183	4	4	—
Brazilian Real	JP Morgan Chase	4/2/2013	13,984	7	7	—
Brazilian Real	Royal Bank of Scotland PLC	3/20/2013	7,920,000	3,977	3,994	17
Brazilian Real	UBS AG	4/2/2013	3,293,632	1,593	1,658	65
British Pound Sterling	Credit Suisse	3/5/2013	817,665	1,284	1,240	(44)
British Pound Sterling	Royal Bank of Scotland PLC	3/20/2013	989,000	1,592	1,500	(92)
Canadian Dollar	Credit Suisse	3/11/2013	1,900,000	1,865	1,842	(23)
Canadian Dollar	Royal Bank of Scotland PLC	3/20/2013	7,764,000	7,809	7,527	(282)
Canadian Dollar	Royal Bank of Scotland PLC	4/22/2013	283,351	279	275	(4)
Canadian Dollar	Royal Bank of Scotland PLC	6/4/2013	57,188	57	55	(2)
Chilean Peso	Royal Bank of Scotland PLC	3/20/2013	25,074,000	52	53	1
Chinese Renminbi	Barclays Bank PLC	8/5/2013	26,334,495	4,196	4,197	1
Colombian Peso	Royal Bank of Scotland PLC	3/20/2013	110,000,000	60	61	1
Czech Koruna	Royal Bank of Scotland PLC	3/20/2013	60,300,000	3,192	3,070	(122)
Danish Krone	Royal Bank of Scotland PLC	3/20/2013	730,000	130	128	(2)
Euro	Barclays Bank PLC	3/4/2013	139,000	188	182	(6)
Euro	Credit Suisse	3/5/2013	1,900,000	2,589	2,481	(108)
Euro	Credit Suisse	5/6/2013	985,000	1,311	1,286	(25)
Euro	Deutsche Bank AG	3/5/2013	86,000	113	112	(1)
Euro	Goldman Sachs & Co	3/4/2013	2,863,000	3,804	3,738	(66)
Euro	JP Morgan Chase	10/11/2013	108,000	140	141	1
Euro	Royal Bank of Scotland PLC	3/20/2013	12,945,000	17,218	16,901	(317)
Euro	Royal Bank of Scotland PLC	4/2/2013	10,591	14	14	—
Euro	UBS AG	3/4/2013	45,000	61	59	(2)
Hungarian Forint	Royal Bank of Scotland PLC	3/20/2013	650,000,000	2,954	2,868	(86)
Indian Rupee	Royal Bank of Scotland PLC	3/20/2013	217,000,000	4,018	3,975	(43)
Indonesian Rupiah	Royal Bank of Scotland PLC	3/20/2013	400,000,000	41	41	—
Israeli New Shekel	Royal Bank of Scotland PLC	3/20/2013	10,350,000	2,789	2,786	(3)
Japanese Yen	Royal Bank of Scotland PLC	3/21/2013	777,526,000	8,702	8,390	(312)
Malaysian Ringgit	Royal Bank of Scotland PLC	3/20/2013	4,702,000	1,536	1,520	(16)
Mexican Peso	JP Morgan Chase	4/3/2013	8,178,499	624	639	15
Mexican Peso	Royal Bank of Scotland PLC	3/20/2013	64,198,000	4,939	5,021	82
New Taiwan Dollar	Royal Bank of Scotland PLC	3/20/2013	67,978,000	2,341	2,292	(49)
New Zealand Dollar	Royal Bank of Scotland PLC	3/20/2013	15,405,000	12,763	12,720	(43)
Norwegian Krone	Royal Bank of Scotland PLC	3/20/2013	79,207,000	14,015	13,792	(223)
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	3/20/2013	38,000	15	15	—
Polish Zloty	Royal Bank of Scotland PLC	3/20/2013	14,964,000	4,735	4,704	(31)
Russian Rouble	Royal Bank of Scotland PLC	3/20/2013	86,174,000	2,772	2,807	35
Singapore Dollar	Royal Bank of Scotland PLC	3/20/2013	770,000	622	622	—
South African Rand	Royal Bank of Scotland PLC	3/20/2013	8,400,000	944	930	(14)
South Korean Won	Royal Bank of Scotland PLC	3/20/2013	5,074,136,000	4,670	4,684	14
Swedish Krona	Royal Bank of Scotland PLC	3/20/2013	51,529,000	7,864	7,966	102
Swiss Franc	Royal Bank of Scotland PLC	3/20/2013	744,000	812	794	(18)
Turkish Lira	Royal Bank of Scotland PLC	3/20/2013	8,356,000	4,622	4,637	15
Total						$(1,702)

Foreign Currency Sale	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts
Australian Dollar	JP Morgan Chase	4/4/2013	3,779,000	$3,884	$3,850	$34
Australian Dollar	Royal Bank of Scotland PLC	3/20/2013	5,986,000	6,208	6,106	102
Brazilian Real	Bank of America NA	4/2/2013	1,112,636	562	560	2
Brazilian Real	BNP Paribas	4/2/2013	296,850	150	149	1
Brazilian Real	Credit Suisse	3/14/2013	2,120,000	1,071	1,070	1
Brazilian Real	Credit Suisse	3/25/2013	2,750,000	1,389	1,386	3
Brazilian Real	Credit Suisse	4/2/2013	2,932,055	1,491	1,476	15
Brazilian Real	Deutsche Bank AG	4/2/2013	67,340	34	34	—
Brazilian Real	Goldman Sachs & Co	4/2/2013	168,145	85	85	—
Brazilian Real	Royal Bank of Scotland PLC	3/20/2013	12,930,000	6,233	6,520	(287)
Brazilian Real	Royal Bank of Scotland PLC	4/5/2013	12,356	6	6	—
British Pound Sterling	Credit Suisse	3/4/2013	200,000	319	303	16
British Pound Sterling	Credit Suisse	3/5/2013	817,665	1,289	1,240	49
British Pound Sterling	Deutsche Bank AG	3/12/2013	1,404,000	2,258	2,130	128
British Pound Sterling	Royal Bank of Scotland PLC	3/20/2013	7,676,000	12,133	11,643	490
Canadian Dollar	Barclays Bank PLC	3/21/2013	9,000	9	9	—
Canadian Dollar	Credit Suisse	3/11/2013	2,740,000	2,746	2,657	89
Canadian Dollar	Deutsche Bank AG	3/21/2013	477,000	484	462	22
Canadian Dollar	Royal Bank of Scotland PLC	3/5/2013	379,397	370	368	2
Canadian Dollar	Royal Bank of Scotland PLC	3/7/2013	348,199	351	338	13
Canadian Dollar	Royal Bank of Scotland PLC	3/20/2013	9,741,000	9,677	9,444	233

See accompanying notes.

65

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts
Canadian Dollar	Royal Bank of Scotland PLC	4/1/2013	88,598	$87	$86	$1
Canadian Dollar	Royal Bank of Scotland PLC	4/22/2013	283,351	285	275	10
Canadian Dollar	Royal Bank of Scotland PLC	5/22/2013	284,101	279	275	4
Canadian Dollar	Royal Bank of Scotland PLC	6/4/2013	182,669	184	177	7
Canadian Dollar	Royal Bank of Scotland PLC	6/19/2013	2,000	2	2	—
Canadian Dollar	Royal Bank of Scotland PLC	6/28/2013	330,468	332	320	12
Colombian Peso	Deutsche Bank AG	3/27/2013	352,000,000	197	194	3
Czech Koruna	Royal Bank of Scotland PLC	3/20/2013	51,300,000	2,648	2,612	36
Danish Krone	Royal Bank of Scotland PLC	3/20/2013	1,317,000	231	231	—
Euro	Citigroup Inc	3/8/2013	1,121,000	1,516	1,464	52
Euro	Citigroup Inc	3/22/2013	470,000	625	614	11
Euro	Credit Suisse	3/1/2013	560,000	760	731	29
Euro	Credit Suisse	3/5/2013	1,900,000	2,556	2,481	75
Euro	Credit Suisse	3/7/2013	862,000	1,168	1,125	43
Euro	Credit Suisse	3/11/2013	710,000	952	927	25
Euro	Credit Suisse	3/15/2013	654,000	880	854	26
Euro	Credit Suisse	3/25/2013	175,000	231	228	3
Euro	Credit Suisse	3/26/2013	845,000	1,114	1,103	11
Euro	Credit Suisse	3/28/2013	547,000	721	714	7
Euro	Credit Suisse	4/2/2013	207,000	270	270	—
Euro	Credit Suisse	4/3/2013	560,000	735	731	4
Euro	Credit Suisse	4/4/2013	525,000	689	685	4
Euro	Credit Suisse	5/6/2013	985,000	1,338	1,286	52
Euro	Deutsche Bank AG	3/5/2013	86,000	118	112	6
Euro	Goldman Sachs & Co	4/2/2013	2,863,000	3,804	3,738	66
Euro	JP Morgan Chase	4/2/2013	141,000	184	184	—
Euro	JP Morgan Chase	10/11/2013	108,000	131	141	(10)
Euro	Royal Bank of Scotland PLC	3/20/2013	14,042,047	18,415	18,334	81
Euro	Royal Bank of Scotland PLC	4/2/2013	179,016	234	234	—
Euro	Royal Bank of Scotland PLC	4/5/2013	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	6/10/2013	12,959	17	17	—
Euro	Royal Bank of Scotland PLC	6/19/2013	2,000	3	3	—
Euro	Royal Bank of Scotland PLC	4/7/2014	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	6/9/2014	22,000	28	29	(1)
Euro	Royal Bank of Scotland PLC	4/7/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	6/9/2015	22,000	29	29	—
Euro	Royal Bank of Scotland PLC	11/9/2015	9,222	12	12	—
Euro	Royal Bank of Scotland PLC	4/5/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	4/5/2017	1,500	2	2	—
Euro	UBS AG	3/4/2013	3,047,000	4,096	3,978	118
Euro	UBS AG	6/14/2013	1,900,000	2,406	2,482	(76)
Hong Kong Dollar	Royal Bank of Scotland PLC	3/20/2013	5,289,000	683	682	1
Hungarian Forint	Barclays Bank PLC	5/13/2013	12,996,570	57	57	—
Hungarian Forint	Goldman Sachs & Co	5/13/2013	135,330,228	616	594	22
Hungarian Forint	Royal Bank of Scotland PLC	3/20/2013	31,000,000	140	137	3
Hungarian Forint	UBS AG	5/13/2013	38,744,700	170	170	—
Indian Rupee	Royal Bank of Scotland PLC	3/20/2013	247,386,000	4,462	4,531	(69)
Indonesian Rupiah	Royal Bank of Scotland PLC	3/20/2013	3,763,259,000	389	389	—
Israeli New Shekel	Royal Bank of Scotland PLC	3/20/2013	16,130,000	4,222	4,342	(120)
Japanese Yen	Citigroup Inc	4/1/2013	248,000,000	2,690	2,677	13
Japanese Yen	Credit Suisse	4/17/2013	6,873,000	75	74	1
Japanese Yen	Royal Bank of Scotland PLC	3/21/2013	1,857,177,000	22,336	20,041	2,295
Japanese Yen	UBS AG	4/17/2013	104,710,000	1,174	1,130	44
Malaysian Ringgit	Royal Bank of Scotland PLC	3/20/2013	4,760,000	1,535	1,539	(4)
Mexican Peso	Royal Bank of Scotland PLC	3/20/2013	37,580,000	2,948	2,939	9
New Taiwan Dollar	Royal Bank of Scotland PLC	3/20/2013	81,200,000	2,764	2,738	26
New Zealand Dollar	Royal Bank of Scotland PLC	3/20/2013	4,312,000	3,581	3,560	21
Norwegian Krone	Royal Bank of Scotland PLC	3/20/2013	19,928,000	3,560	3,470	90
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	3/20/2013	103,000	40	40	—
Philippine Peso	Royal Bank of Scotland PLC	3/20/2013	50,100,000	1,227	1,232	(5)
Polish Zloty	Royal Bank of Scotland PLC	3/20/2013	98,000	31	31	—
Russian Rouble	Credit Suisse	3/22/2013	41,000,000	1,343	1,335	8
Russian Rouble	Royal Bank of Scotland PLC	3/20/2013	1,000,000	32	33	(1)
Singapore Dollar	Royal Bank of Scotland PLC	3/20/2013	8,290,000	6,747	6,695	52
South African Rand	Credit Suisse	3/19/2013	10,800,000	1,211	1,196	15
South African Rand	Royal Bank of Scotland PLC	3/20/2013	37,880,000	4,293	4,195	98
South Korean Won	Credit Suisse	3/8/2013	1,325,000,000	1,217	1,223	(6)
South Korean Won	Royal Bank of Scotland PLC	3/20/2013	2,626,379,000	2,414	2,424	(10)
Swedish Krona	Royal Bank of Scotland PLC	3/20/2013	18,691,000	2,891	2,890	1
Swiss Franc	Credit Suisse	3/11/2013	105,000	113	112	1

See accompanying notes.

66

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts
Swiss Franc	Royal Bank of Scotland PLC	3/20/2013	6,283,000	$6,801	$6,706	$95
Swiss Franc	Royal Bank of Scotland PLC	6/19/2013	17,000	18	18	—
Thai Baht	Royal Bank of Scotland PLC	3/20/2013	4,444,000	144	149	(5)
Turkish Lira	JP Morgan Chase	4/30/2013	1,273,318	705	703	2
Turkish Lira	Royal Bank of Scotland PLC	3/20/2013	4,793,000	2,681	2,660	21
Total						$4,110

All dollar amounts are shown in thousands (000's)

See accompanying notes.

67

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
3 month Euribor; December 2014	Long	10	$3,236	$3,247	$11
3 month Euribor; December 2014	Long	6	1,947	1,948	1
3 Month Euro Swiss; September 2013	Short	7	1,867	1,868	(1)
88 day Eurodollar; June 2013	Long	33	8,224	8,224	—
89 day Eurodollar; June 2014	Long	3	747	747	—
90 day Eurodollar; December 2013	Short	4	996	996	—
90 day Eurodollar; December 2014	Long	4	995	995	—
90 day Eurodollar; December 2015	Long	32	7,925	7,926	1
90 day Eurodollar; March 2014	Long	2	498	498	—
90 day Eurodollar; September 2013	Long	17	4,236	4,236	—
90 day Eurodollar; September 2014	Long	3	746	746	—
90 day Short Sterling; December 2014	Long	22	4,143	4,147	4
90 day Sterling; December 2013	Short	18	3,398	3,399	(1)
90 day Sterling; June 2013	Short	49	9,242	9,249	(7)
90 day Sterling; June 2014	Long	20	3,771	3,774	3
90 day Sterling; March 2014	Long	19	3,584	3,587	3
90 day Sterling; September 2013	Short	57	10,750	10,763	(13)
90 day Sterling; September 2014	Long	21	3,958	3,961	3
AEX Index; March 2013	Long	5	448	444	(4)
Aussie Bank Bill; December 2013	Short	3	3,043	3,044	(1)
Australia 10 Year Bond; March 2013	Long	45	5,598	5,637	39
Australia 3 Year Bond; March 2013	Long	1	112	112	—
Australian 90 day Bank Bill; June 2013	Short	7	7,101	7,102	(1)
Australian 90 day Bank Bill; September 2013	Short	4	4,058	4,059	(1)
CAC40 Index; March 2013	Long	34	1,626	1,653	27
Canadian Bank Acceptance; December 2013	Short	3	717	718	(1)
Canadian Bank Acceptance; June 2013	Short	17	4,068	4,070	(2)
Canadian Bank Acceptance; September 2013	Short	18	4,304	4,311	(7)
CBOE VIX; March 2013	Long	6	90	97	7
DAX Index: March 2013	Long	3	745	759	14
DJ Euro Stoxx 50; March 2013	Long	68	2,323	2,339	16
DJ Euro Stoxx 50; March 2013	Short	8	272	275	(3)
E-Mini DJIA Index; March 2013	Long	11	742	772	30
Euribor; December 2013	Long	7	2,277	2,279	2
Euribor; June 2013	Long	35	11,385	11,402	17
Euribor; June 2014	Long	6	1,950	1,951	1
Euribor; June 2014	Long	14	4,546	4,552	6
Euribor; March 2014	Long	5	1,626	1,627	1
Euribor; September 2013	Long	7	2,278	2,280	2
Euribor; September 2014	Long	6	1,949	1,950	1
Euribor; September 2014	Long	10	3,238	3,250	12
Euro Bund 10 Year Bund; March 2013	Short	28	5,288	5,300	(12)
Euro Swiss; June 2014	Short	10	2,666	2,668	(2)
Euro-OAT 10 Year; June 2013	Short	64	11,214	11,210	4
Euro-OAT 10 Year; March 2013	Short	23	4,068	4,059	9
FTSE 100; March 2013	Long	15	1,429	1,447	18
FTSE MIB Index; March 2013	Short	4	439	416	23
Hang Seng Index; March 2013	Long	4	586	592	6
HSCEI China Index; March 2013	Long	29	2,126	2,136	10
IBEX 35 Index; March 2013	Long	1	109	108	(1)
KOSPI 200 Index; March 2013	Short	2	239	249	(10)
Mini Japan 10 Year Bond; March 2013	Short	5	781	782	(1)
MSCI Singapore Index; March 2013	Long	14	841	835	(6)
MSCI Taiwan Index; March 2013	Short	17	489	482	7
Nasdaq 100 E-Mini; March 2013	Long	5	273	274	1
Russell 2000 Mini; March 2013	Short	45	3,747	4,096	(349)
Russell 2000 Mini; March 2013	Long	15	1,255	1,365	110
S&P 500 Emini; March 2013	Short	20	1,505	1,513	(8)

See accompanying notes.

68

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Futures Contracts (continued)

			Long/Short	Contracts		Notional Value		Fair Value		Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; March 2013			Short		623		$44,377		$47,139	$(2,762)
S&P 500 Emini; March 2013			Short		481		34,767		36,395	(1,628)
S&P 500 Emini; March 2013			Short		15		1,081		1,135	(54)
S&P Mid 400 Emini; March 2013			Long		5		520		551	31
S&P Mid 400 Emini; March 2013			Short		55		5,567		6,059	(492)
S&P/TSE 60 Index; March 2013			Long		4		549		572	23
SGX CNX Nifty Index; March 2013			Short		99		1,165		1,140	25
South Africa All Share Index; March 2013			Long		44		1,769		1,714	(55)
SPI 200; March 2013			Long		11		1,412		1,428	16
TOPIX Index; March 2013			Long		18		1,759		1,886	127
US 10 Year Note; June 2013			Long		11		1,437		1,447	10
US 10 Year Note; June 2013			Short		103		13,547		13,549	(2)
US 2 Year Note; June 2013			Short		8		1,763		1,764	(1)
US Long Bond; June 2013			Short		25		3,603		3,595	8
Total										$(4,796)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Counterparty
(Issuer)	Floating Rate Index
Bank of America	Brazil Cetip	Pay	8.16%	1/2/2015	BRL	400		$—	$—	$—
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.86%	1/2/2017		900		3	8	(5)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.42%	1/2/2017		1,300		(7)	2	(9)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.44%	1/2/2015		1,100		5	6	(1)
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.60%	1/2/2017		1,000		(4)	(3)	(1)
NA	Interbank Deposit
Barclays Bank PLC	6 Month AUD BBR	Pay	4.75%	3/15/2018	AUD	3,100		191	13	178
	BBSW
Barclays Bank PLC Brazil Cetip		Pay	7.92%	1/2/2015	BRL	10,000		(25)	(1)	(24)
	Interbank Deposit
BNP Paribas	6 Month JPY	Receive	2.00%	12/21/2041	JPY	50,000		(27)	(31)	4
	LIBOR
BNP Paribas	Brazil Cetip	Pay	8.49%	1/2/2017	BRL	100		—	—	—
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.60%	1/2/2017		1,000		(4)	(3)	(1)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	1/2/2017		6,300		(32)	—	(32)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	7.62%	1/2/2015		2,500		(11)	(5)	(6)
	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.15%	1/2/2015		500		—	—	—
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.72%	1/2/2017		600		(1)	(1)	—
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	7.55%	1/2/2015		500		(3)	(1)	(2)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	8.30%	1/2/2017		200		(2)	—	(2)
Co	Interbank Deposit
JP Morgan Chase	Brazil Cetip	Pay	9.01%	1/2/2017		3,500		13	31	(18)
	Interbank Deposit
JP Morgan Chase	Brazil Cetip	Pay	7.89%	1/2/2015		1,100		(3)	—	(3)
	Interbank Deposit
UBS AG	6 Month AUD Bank	Pay	4.75%	12/14/2017	AUD	800		49	3	46
	Bill
UBS AG	6 Month AUD BBR	Pay	4.75%	12/15/2017		800		49	5	44
	BBSW
Total								$191	$23	$168

All dollar amounts are shown in thousands (000's)

See accompanying notes.

69

				Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Unrealized Appreciation/(Depreciation)

	3 Month CAD Bank	Pay	2.00%	6/16/2016	CAD	3,000		$27	$			27
	Bill
	3 Month CAD Bank	Pay	1.60%	6/30/2015	3,600			8				8
	Bill
	3 Month CAD Bank	Pay	2.50%	12/18/2023	1,200			2				5
	Bill
	3 Month CAD Bank	Pay	2.63%	9/16/2043		500		23				12
	Bill
	3 Month LIBOR	Pay	0.75%	6/19/2017	$27,800			47				(153)
	3 Month LIBOR	Pay	2.75%	6/19/2043		200		10				(2)
	3 Month LIBOR	Pay	2.00%	6/19/2023	9,600			67				(90)
	6 Month AUD BBR	Pay	3.75%	3/15/2023	AUD	800		(14)				(9)
	BBSW
	6 Month AUD BBR	Pay	4.25%	3/15/2023		200		5				4
	BBSW
	6 Month AUD BBR	Pay	3.50%	3/15/2023		100		(4)				(1)
	BBSW
	6 Month AUD BBR	Pay	4.00%	3/15/2023		100		—				—
	BBSW
	6 Month EURIBOR	Pay	1.75%	3/20/2023	EUR	4,200		1				(80)
	6 Month JPY	Pay	1.00%	9/18/2023	JPY	400,000		(80)				(35)
	LIBOR
	6 Month JPY	Pay	2.00%	12/21/2041	50,000			(27)				23
	LIBOR
Total								$65	$			(291)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)

Purchased Swaptions
Outstanding
Put - 30 Year Interest Goldman Sachs & Co		3 Month	Receive	3.27%	4/30/2013		$600		$8	$3		$(5)
Rate Swap		LIBOR
Total									$8	$3		$(5)

	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)

Written Swaptions
Outstanding
Call - 10 Year	Barclays Bank PLC	3 Month	Receive	1.80%	7/30/2013		$400		$(2)	$(2	) $	—
Interest Rate Swap		LIBOR
Call - 5 Year Interest	Bank of America NA	3 Month	Receive	1.40%	3/18/2013		300		(2)	(7)		(5)
Rate Swap		LIBOR
Call - 5 Year Interest Deutsche Bank AG		3 Month	Receive	1.40%	3/18/2013		3,200		(20)	(72)		(52)
Rate Swap		LIBOR
Call - 5 Year Interest Goldman Sachs & Co		3 Month	Receive	0.85%	3/19/2013		600		—	—		—
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	2.65%	7/30/2013		400		(3)	(2)		1
Rate Swap		LIBOR
Put - 2 Year Interest	Bank of America NA	6 Month	Receive	1.15%	7/25/2013	EUR	1,900		(4)	(1)		3
Rate Swap		EURIBOR
Put - 2 Year Interest	Barclays Bank PLC	6 Month	Receive	0.85%	4/25/2013		800		(1)	—		1
Rate Swap		EURIBOR
Put - 2 Year Interest	Barclays Bank PLC	6 Month	Receive	1.15%	7/25/2013		500		(1)	—		1
Rate Swap		EURIBOR
Put - 2 Year Interest	Credit Suisse	6 Month	Receive	1.15%	7/25/2013		1,000		(2)	—		2
Rate Swap		EURIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.30%	4/30/2013		$400		(1)	—		1
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.40%	3/18/2013		300		(7)	—		7
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	6 Month	Receive	1.70%	7/25/2013	EUR	1,300		(7)	(2)		5
Rate Swap		EURIBOR
Put - 5 Year Interest	Barclays Bank PLC	3 Month	Receive	1.30%	4/30/2013		$400		(1)	(1)		—
Rate Swap		LIBOR

See accompanying notes.

70

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Interest Rate Swaptions (continued)

Counterparty (Issuer)			Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Upfront Premiums Paid/(Received)	Fair Value		Unrealized Appreciation/(Depreciation)

Written Swaptions
Outstanding
Put - 5 Year Interest	Deutsche Bank AG		3 Month	Receive	1.30%	4/30/2013		$1,200	$(3)		$(1	) $	2
Rate Swap			LIBOR
Put - 5 Year Interest Deutsche Bank AG			3 Month	Receive	1.40%	3/18/2013		3,200	(80)		(1)		79
Rate Swap			LIBOR
Put - 5 Year Interest Deutsche Bank AG			6 Month	Receive	1.70%	7/25/2013	EUR	900	(5)		(1)		4
Rate Swap			EURIBOR
Put - 5 Year Interest	Goldman Sachs & Co		3 Month	Receive	1.25%	3/19/2013		$600	(1)		—		1
Rate Swap			LIBOR
Put - 5 Year Interest JP Morgan Chase			3 Month	Receive	1.30%	4/30/2013		1,500	(3)		—		3
Rate Swap			LIBOR
Put - 7 Year Interest Bank of America NA			3 Month	Receive	1.65%	3/19/2013		300	(1)		—		1
Rate Swap			LIBOR
Total									$(144)		$(90	) $	54

All dollar amounts are shown in thousands (000's)

Options

		Exercise Price		Expiration Date	Contracts	Upfront Premiums Paid/(Received)			Fair Value		Unrealized Appreciation/(Depreciation)
Purchased Options Outstanding
Call - EUR versus USD		EUR	1.38	3/4/2013		500,000		$2		$—			$(2)
Call - USD versus CNY			$6 .34	4/12/2013		700,000		9		—			(9)
Call - USD versus CNY			$6 .34	4/12/2013		700,000		9		—			(9)
Call - USD versus CNY			$6.55	10/14/2013		500,000		3		—			(3)
Call - USD versus CNY			$6 .42	9/12/2013		300,000		3		—			(3)
Call - USD versus CNY			$6 .42	9/12/2013		400,000		4		—			(4)
Call - USD versus CNY			$6 .41	2/27/2014		665,000		2		2			—
Call - USD versus CNY			$6 .41	2/27/2014		458,000		2		2			—
Call - USD versus CNY			$6 .40	1/15/2014		2,000,000		9		6			(3)
Put - AUD versus USD		AUD	1.02	3/14/2013		400,000		3		3			—
Put - Knight Capital Group Inc			$4 .00	7/22/2013		7		1		1			—
Put - Knight Capital Group Inc			$5 .00	7/22/2013		3		1		1			—
Put - S&P 500 Index			$1,350 .00	6/23/2014		450		3,619		3,109			(510)
Put - Sprint Nextel Corp			$10 .00	1/20/2014		82		49		47			(2)
Put - USD versus BRL			$1 .96	2/14/2014		600,000		8		9			1
Put - USD versus BRL			$1 .96	2/14/2014		200,000		3		3			—
Put - USD versus CNY			$6 .42	9/12/2013		300,000		3		6			3
Put - USD versus CNY			$6 .42	9/12/2013		400,000		4		8			4
Put - USD versus RUB			$30 .00	2/14/2014		600,000		8		6			(2)
Put - USD versus RUB			$30 .00	2/14/2014		1,100,000		15		11			(4)
Total								$3,757		$3,214			$(543)

		Exercise Price		Expiration Date	Contracts	Upfront Premiums Paid/(Received)			Fair Value				Unrealized Appreciation/(Depreciation)
Written Options Outstanding
Call - Clearwire Corp			$3.00	3/18/2013		3		$—		$—			$—
Call - Dell Inc			$14.00	4/21/2013		18		—		—			—
Call - Dell Inc			$14.00	5/19/2013		18		—		—			—
Call - Dell Inc			$13 .00	5/19/2013		36		(3)		(4)			(1)
Call - Knight Capital Group Inc			$5.00	7/22/2013		3		—		—			—
Call - Knight Capital Group Inc			$4.00	7/22/2013		7		—		—			—
Call - MetroPCS Communications Inc			$10.00	3/18/2013		31		(1)		—			1
Call - S&P 500 Index			$1,600 .00	6/24/2013		210		(394)		(180)			214
Call - Sprint Nextel Corp			$10 .00	1/20/2014		82		(1)		(1)			—
Call - USD versus JPY			$96 .50	5/10/2013		600,000		(5)		(5)			—
Call - USD versus JPY			$97 .00	5/10/2013		300,000		(3)		(2)			1
Call - USD versus JPY			$96 .50	5/10/2013		100,000		(1)		(1)			—
Put - S&P 500 Index			$1,200 .00	6/23/2014		450		(1,934)	(1,678)				256
Put - USD versus JPY			$89 .00	5/10/2013		300,000		(2)		(2)			—
Put - USD versus JPY			$89 .00	5/10/2013		100,000		(1)		(1)			—
Put - USD versus JPY			$89 .00	5/10/2013		600,000		(6)		(5)			1
Total								$(2,351)	$(1,879			) $	472

All dollar amounts are shown in thousands (000's)

See accompanying notes.

71

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Credit Default Swaptions

		Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Purchased Swaptions Counterparty
Outstanding	(Issuer)
Call - 5 Year Credit	Bank of America	CDX.IG19.5Y	Buy	1.05%	3/20/2013	$1,700	$6	$14		$8
Default Swap	NA
Call - 5 Year Credit	BNP Paribas	CDX. IG19.5Y	Buy	1.05%	3/20/2013	1,000	3	8		5
Default Swap
Put - 5 Year Credit	Bank of America	CDX.HY.19.5Y	Buy	99.50%	3/21/2013	1,400	21	1		(20)
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX.HY.19.5Y	Buy	100.75%	4/18/2013	400	7	2		(5)
Default Swap	NA
Put - 5 Year Credit	BNP Paribas	CDX.HY.19.5Y	Buy	100.50%	3/21/2013	100	2	1		(1)
Default Swap
Total							$39	$26		$(13)
		Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Written Swaptions	Counterparty
Outstanding	(Issuer)
Put - 5 Year Credit	Bank of America	CDX.IG.19.5Y	Sell	0.95%	4/18/2013	$2,000	$(7)	$(3	) $	4
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX. IG19.5Y	Sell	1.40%	3/20/2013	1,700	(7)	(1)		6
Default Swap	NA
Put - 5 Year Credit	Bank of America	CDX. IG.19.5Y	Sell	1.00%	3/21/2013	7,000	(21)	(1)		20
Default Swap	NA
Put - 5 Year Credit	BNP Paribas	CDX. IG19.5Y	Sell	1.40%	3/20/2013	1,000	(4)	–		4
Default Swap
Put - 5 Year Credit	BNP Paribas	CDX. IG.19.5Y	Sell	0.95%	3/21/2013	500	(1)	–		1
Default Swap
Total							$(40)	$(5	) $	35

All dollar amounts are shown in thousands (000's)

Total Return Swaps

		Reference Entity				Expiration Date	Notional Value		Unrealized Appreciation/(Depreciation)
Counterparty (Issuer)
Bank of America NA		Canada 10 Year Bond Future				6/28/2013		$1,687		$20
Bank of America NA		Euro 30 Year Bond Future				3/11/2013		178		(3)
Bank of America NA		Euro Bund 10 Year Bund Future				3/11/2013		(964)		(22)
Bank of America NA		Euro-Bobl 5 Year Future				3/11/2013		1,331		9
Bank of America NA		Euro-Schatz 2 Year Future				3/11/2013		(2,991)		(14)
Bank of America NA		UK 10 Year Gilt Future				6/28/2013		(11,906)		(193)
Bank of America NA		US 10 Year Note Future				6/20/2013		6,978		(6)
Bank of America NA		US 2 Year Note Future				7/1/2013		(3,307)		1
Bank of America NA		US Long Bond Future				6/20/2013		(144)		—
Morgan Stanley & Co		Bovespa Index Future				4/18/2013		(1,783)		46
Morgan Stanley & Co		RTS Index Future				3/15/2013		982		23
Morgan Stanley & Co		Swiss Market Index Future				3/18/2013		(640)		(18)
Total										$(157)

All dollar amounts are shown in thousands (000's)

Total Return Equity Basket Swaps

	Fund Pays		Fund Receives			Expiration Date	Fair Value	Unrealized Appreciation/(Depreciation)
Counterparty
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			9/20/2013		$472 $		62
	week EUR LIBOR plus		long and short French securities
	0.40%
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of			1/20/2014		838		177
	month LIBOR plus 0.40%		long and short securities traded in
				GBP
Total							$1,310	$		239

All dollar amounts are shown in thousands (000's)

See accompanying notes.

72

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (31.17)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Advertising - (0.03)%				Banks - (1.08)%
Lamar Advertising Co (a)	3,600	$166		Aozora Bank Ltd	19,770		$60
Omnicom Group Inc	100	6		Bank of Hawaii Corp	800		39
		$172		Bank of New York Mellon Corp/The	2,600		71
				BB&T Corp	500		15
Aerospace & Defense - (0.15)%				Citigroup Inc	1,400		59
Boeing Co/The	1,300	100		City National Corp/CA	500		28
Finmeccanica SpA (a)	37,030	181
				Comerica Inc	22,095		760
L-3 Communications Holdings Inc	1,614	123		Commerzbank AG (a)	85,406		157
Rockwell Collins Inc	4,300	259		Credit Suisse Group AG (a)	21,184		565
Triumph Group Inc	1,400	103		Cullen/Frost Bankers Inc	900		54
United Technologies Corp	400	36		First Horizon National Corp	17,600		187
		$802		FirstMerit Corp	45,068		681
Agriculture - (0.08)%				Hancock Holding Co	1,200		36
Archer-Daniels-Midland Co	9,789	312		Joyo Bank Ltd/The	2,000		10
Philip Morris International Inc	900	83		M&T Bank Corp	6,747		689
Universal Corp/VA	400	22		Morgan Stanley	5,860		132
		$417		PNC Financial Services Group Inc	4,285		267
				Prosperity Bancshares Inc	600		28
Airlines - (0.08)%				Regions Financial Corp	44,340		339
International Consolidated Airlines Group SA	7,474	27		Signature Bank/New York NY (a)	900		67
(a)				Suruga Bank Ltd	7,000		103
JetBlue Airways Corp (a)	46,196	280		SVB Financial Group (a)	2,800		188
Southwest Airlines Co	900	10		Svenska Handelsbanken AB	3,660		159
United Continental Holdings Inc (a)	4,600	123		Synovus Financial Corp	151,800		386
		$440		TCF Financial Corp	12,300		169
Apparel - (0.47)%				UBS AG	9,063		143
Asics Corp	16,319	256		Valley National Bancorp	5,900		59
Coach Inc	20,170	975		Webster Financial Corp	400		9
Deckers Outdoor Corp (a)	7,600	307		Zions Bancorporation	20,400		492
Hanesbrands Inc (a)	4,700	186					$5,952
Hugo Boss AG	332	39		Beverages - (0.21)%
Nike Inc	3,000	163		Beam Inc	100		6
Ralph Lauren Corp	1,840	319		Coca-Cola Co/The	7,400		286
Tod's SpA	897	129		Crimson Wine Group Ltd (a)	1,250		10
Under Armour Inc (a)	3,600	177		Green Mountain Coffee Roasters Inc (a)	12,800		611
		$2,551		Heineken NV	572		43
				Monster Beverage Corp (a)	1,500		76
Automobile Manufacturers - (0.26)%
Bayerische Motoren Werke AG	984	91		PepsiCo Inc	1,400		106
Daimler AG	1,247	74		Sapporo Holdings Ltd	629		2
Fiat Industrial SpA	7,845	95					$1,140
Ford Motor Co	11,100	140		Biotechnology - (0.75)%
Honda Motor Co Ltd	4,100	153		Celgene Corp (a)	2,350		242
Mazda Motor Corp (a)	24,600	74		Cubist Pharmaceuticals Inc (a)	2,900		123
Navistar International Corp (a)	2,900	72		Exelixis Inc (a)	30,682		140
Nissan Motor Co Ltd	32,600	330		Gilead Sciences Inc (a)	42,747		1,826
Oshkosh Corp (a)	700	27		Life Technologies Corp (a)	9,380		545
Scania AB	4,987	104		Novozymes A/S	12,722		444
Toyota Motor Corp	4,500	231		Regeneron Pharmaceuticals Inc (a)	4,981		832
Volvo AB - B Shares	2,202	33					$4,152
		$1,424
				Building Materials - (0.43)%
Automobile Parts & Equipment - (0.42)%				Asahi Glass Co Ltd	18,000		122
BorgWarner Inc (a)	6,750	503		Buzzi Unicem SpA	10,247		161
Continental AG	176	20		Daikin Industries Ltd	6,700		249
Dana Holding Corp	8,600	144		Eagle Materials Inc	100		6
Johnson Controls Inc	26,860	845		Fortune Brands Home & Security Inc (a)	4,600		159
KYB Co Ltd	12,000	51		Geberit AG	215		52
NGK Insulators Ltd	11,000	119		Holcim Ltd (a)	1,308		105
NGK Spark Plug Co Ltd	2,000	30		LIXIL Group Corp	12,500		256
NOK Corp	100	1		Martin Marietta Materials Inc	4,790		465
Nokian Renkaat OYJ	8,414	381		Masco Corp	3,200		62
Pirelli & C. SpA	6,379	74		Owens Corning Inc (a)	8,200		318
Sumitomo Rubber Industries Ltd	2,300	36		Rinnai Corp	1,200		86
Tenneco Inc (a)	2,400	85		Taiheiyo Cement Corp	90,575		224
Toyota Industries Corp	1,200	43
		$2,332

See accompanying notes.

73

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Building Materials (continued)				Commercial Services (continued)
TOTO Ltd	16,000	$145		Western Union Co/The	46,620		$654
		$2,410					$8,596
Chemicals - (0.80)%				Computers - (1.01)%
Air Products & Chemicals Inc	1,000	86		Accenture PLC - Class A	2,060		153
Air Water Inc	1,000	14		Apple Inc	400		177
Ashland Inc	4,213	328		CACI International Inc (a)	1,200		61
BASF SE	1,297	122		Cadence Design Systems Inc (a)	44,295		627
Clariant AG (a)	17,462	265		Cognizant Technology Solutions Corp (a)	6,170		474
Dow Chemical Co/The	12,100	384		Dell Inc	30,400		424
Eastman Chemical Co	5,170	361		EMC Corp/MA (a)	4,800		111
Ecolab Inc	5,627	431		Hewlett-Packard Co	34,860		702
EI du Pont de Nemours & Co	2,100	101		IHS Inc (a)	1,000		106
Givaudan SA (a)	152	181		International Business Machines Corp	500		100
International Flavors & Fragrances Inc	800	58		Lexmark International Inc	2,900		64
Intrepid Potash Inc	11,300	223		MICROS Systems Inc (a)	1,200		51
JSR Corp	1,200	24		NCR Corp (a)	17,330		478
K+S AG	8,379	393		NetApp Inc (a)	23,066		780
Kansai Paint Co Ltd	6,000	64		NTT Data Corp	22		70
Linde AG	43	8		SanDisk Corp (a)	14,127		712
Mitsubishi Chemical Holdings Corp	5,000	23		TDK Corp	4,100		141
Mitsubishi Gas Chemical Co Inc	13,000	92		Teradata Corp (a)	1,500		87
Mitsui Chemicals Inc	216	1		Western Digital Corp	6,647		314
Mosaic Co/The	3,400	199					$5,632
Nissan Chemical Industries Ltd	2,700	34
Praxair Inc	800	90		Consumer Products - (0.05)%
Shin-Etsu Chemical Co Ltd	2,400	148		Husqvarna AB	9,206		57
Showa Denko KK	23,125	36		Scotts Miracle-Gro Co/The	5,290		234
Sigma-Aldrich Corp	400	31					$291
Sumitomo Chemical Co Ltd	138,033	407		Cosmetics & Personal Care - (0.21)%
Symrise AG	2,573	97		Avon Products Inc	35,460		693
Taiyo Nippon Sanso Corp	26,000	182		Estee Lauder Cos Inc/The	3,550		228
Zeon Corp	2,000	21		Oriflame Cosmetics SA	1,306		45
		$4,404		Procter & Gamble Co/The	300		23
Coal - (0.23)%				Shiseido Co Ltd	2,200		29
Arch Coal Inc	38,100	199		Unicharm Corp	2,300		133
Consol Energy Inc	16,700	537					$1,151
Peabody Energy Corp	11,200	242		Distribution & Wholesale - (0.29)%
Walter Energy Inc	8,378	266		Fastenal Co	14,320		739
		$1,244		Fossil Inc (a)	4,070		418
				LKQ Corp (a)	9,716		206
Commercial Services - (1.57)%
Abertis Infraestructuras SA	7,267	128		Watsco Inc	1,100		86
				WESCO International Inc (a)	800		59
Adecco SA	1,089	62
Alliance Data Systems Corp (a)	1,400	222		WW Grainger Inc	400		91
Apollo Group Inc (a)	6,900	117					$1,599
Atlantia SpA	10,626	183		Diversified Financial Services - (0.97)%
Avis Budget Group Inc (a)	32,308	755		Acom Co Ltd (a)	3,040		75
DeVry Inc	6,900	207		Aeon Credit Service Co Ltd	1,400		33
FTI Consulting Inc (a)	6,300	219		Affiliated Managers Group Inc (a)	1,540		225
Global Payments Inc	6,133	296		American Express Co	3,500		218
H&R Block Inc	10,800	269		BlackRock Inc	510		122
Hertz Global Holdings Inc (a)	144,739	2,887		CBOE Holdings Inc	7,700		277
Iron Mountain Inc	3,165	109		Charles Schwab Corp/The	59,489		966
Manpower Inc	5,130	280		Eaton Vance Corp	3,530		135
Monro Muffler Brake Inc	2,920	108		Financial Engines Inc	10,060		329
Monster Worldwide Inc (a)	18,800	96		Franklin Resources Inc	700		99
Paychex Inc	100	3		Greenhill & Co Inc	5,780		351
Quanta Services Inc (a)	18,751	533		IntercontinentalExchange Inc (a)	2,593		401
Randstad Holding NV	4,985	212		Jefferies Group Inc	5,100		111
Rent-A-Center Inc/TX	2,000	73		Julius Baer Group Ltd (a)	4,972		188
Robert Half International Inc	3,070	109		Legg Mason Inc	8,400		240
SAIC Inc	13,580	160		MarketAxess Holdings Inc	6,230		243
Sotheby's	2,900	111		Raymond James Financial Inc	4,000		175
Strayer Education Inc	2,900	142		Stifel Financial Corp (a)	1,900		66
Towers Watson & Co	9,927	661		T Rowe Price Group Inc	6,060		431

See accompanying notes.

74

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Diversified Financial Services (continued)				Electronics (continued)
Virtus Investment Partners Inc (a)	1,600	$269		Murata Manufacturing Co Ltd	5,500		$354
Visa Inc	1,100	174		Nippon Electric Glass Co Ltd	5,000		24
Waddell & Reed Financial Inc	5,460	224		Omron Corp	200		5
		$5,352		Sensata Technologies Holding NV (a)	7,300		237
				Trimble Navigation Ltd (a)	5,747		342
Electric - (0.83)%				Woodward Inc	5,500		206
A2A SpA	282,649	152		Yaskawa Electric Corp	18,900		170
AES Corp/VA	63,808	742					$3,592
Black Hills Corp	2,500	104
Calpine Corp (a)	500	9		Engineering & Construction - (0.25)%
CH Energy Group Inc	1,503	98		Acciona SA	501		31
Chugoku Electric Power Co Inc/The	1,900	24		ACS Actividades de Construccion y Servicios	4,482		106
CMS Energy Corp	2,500	67		SA
Dominion Resources Inc/VA	6,300	353		Chicago Bridge & Iron Co NV ADR	1,683		90
Edison International	2,923	140		Fluor Corp	6,560		406
Electric Power Development Co Ltd	1,800	46		Fraport AG Frankfurt Airport Services	2,934		174
Exelon Corp	17,470	542		Worldwide
FirstEnergy Corp	700	28		Hochtief AG	62		4
Fortum OYJ	104	2		Jacobs Engineering Group Inc (a)	9,654		472
Great Plains Energy Inc	1,900	41		Royal Imtech NV	8,185		91
Hawaiian Electric Industries Inc	900	24		URS Corp	400		17
Hokuriku Electric Power Co	3,200	37					$1,391
ITC Holdings Corp	1,200	102
Kansai Electric Power Co Inc/The	9,300	80		Entertainment - (0.17)%
				Bally Technologies Inc (a)	3,400		162
Kyushu Electric Power Co Inc	7,400	71		DreamWorks Animation SKG Inc (a)	5,600		93
MDU Resources Group Inc	1,800	43
National Fuel Gas Co	1,960	114		International Game Technology	28,230		450
NextEra Energy Inc	1,375	99		Lottomatica Group SpA	3,064		71
Northeast Utilities	7,002	290		Oriental Land Co Ltd/Japan	200		29
				Penn National Gaming Inc (a)	500		25
NorthWestern Corp	3,410	133
NRG Energy Inc	16,110	387		Vail Resorts Inc	1,100		61
Pepco Holdings Inc	300	6					$891
PPL Corp	8,350	257		Environmental Control - (0.15)%
Red Electrica Corp SA	276	15		Calgon Carbon Corp (a)	18,418		314
RWE AG	1,541	56		Clean Harbors Inc (a)	600		31
SCANA Corp	200	10		Kurita Water Industries Ltd	700		14
Shikoku Electric Power Co Inc	12,300	151		Republic Services Inc	1,400		44
Southern Co/The	3,100	140		Stericycle Inc (a)	700		67
TECO Energy Inc	800	14		Waste Connections Inc	9,100		311
Terna Rete Elettrica Nazionale SpA	38,159	159		Waste Management Inc	800		30
Westar Energy Inc	2,400	74					$811
		$4,610
				Food - (0.69)%
Electrical Components & Equipment - (0.26)%				Campbell Soup Co	2,300		95
Acuity Brands Inc	300	20		Delhaize Group SA	3,011		145
AMETEK Inc	600	25		Flowers Foods Inc	2,500		70
Emerson Electric Co	2,600	147		General Mills Inc	1,100		51
Energizer Holdings Inc	4,646	427		Hain Celestial Group Inc (a)	3,800		208
Furukawa Electric Co Ltd	17,000	38		Hillshire Brands Co	10,944		355
GrafTech International Ltd (a)	9,000	67		Hormel Foods Corp	5,840		218
GS Yuasa Corp	57,000	247		Ingredion Inc	4,917		326
Mabuchi Motor Co Ltd	700	34		Kellogg Co	2,000		121
Nidec Corp	7,300	430		Kikkoman Corp	8,000		124
NV Bekaert SA	514	14		Marine Harvest ASA (a)	140,633		148
		$1,449		McCormick & Co Inc/MD	1,000		67
Electronics - (0.67)%				Nissin Foods Holdings Co Ltd	1,382		55
				Smithfield Foods Inc (a)	43,357		964
Advantest Corp	12,200	175
Agilent Technologies Inc	3,060	127		Sysco Corp	2,100		68
				TreeHouse Foods Inc (a)	2,200		128
Amphenol Corp	5,907	419
Dainippon Screen Manufacturing Co Ltd	21,000	105		Tyson Foods Inc	24,080		546
				United Natural Foods Inc (a)	400		20
FLIR Systems Inc	18,570	489
Gentex Corp/MI	13,000	244		Yakult Honsha Co Ltd	1,400		52
Ibiden Co Ltd	3,800	59					$3,761
Jabil Circuit Inc	4,860	91		Forest Products & Paper - (0.02)%
Mettler-Toledo International Inc (a)	1,670	355		Hokuetsu Kishu Paper Co Ltd	2,500		14
Minebea Co Ltd	53,263	190		International Paper Co	1,400		62

See accompanying notes.

75

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Forest Products & Paper (continued)				Home Builders - (0.45)%
Oji Holdings Corp	3,000	$11		DR Horton Inc	30,910		$689
		$87		Lennar Corp	40,388		1,559
				NVR Inc (a)	170		172
Gas - (0.10)%				Toll Brothers Inc (a)	1,711		58
AGL Resources Inc	2,670	107					$2,478
New Jersey Resources Corp	3,180	142
Questar Corp	400	9		Home Furnishings - (0.09)%
Snam SpA	6,246	29		Sharp Corp/Japan	11,000		35
South Jersey Industries Inc	1,585	87		Sony Corp	4,500		66
WGL Holdings Inc	2,920	123		Whirlpool Corp	3,551		401
		$497					$502
Hand & Machine Tools - (0.26)%				Housewares - (0.04)%
Disco Corp	2,700	154		Newell Rubbermaid Inc	9,810		229
Kennametal Inc	1,200	48
Makita Corp	7,800	353		Insurance - (0.79)%
Mori Seiki Co Ltd	16,600	178		Alleghany Corp (a)	881		333
Sandvik AB	9,859	160		Allianz SE	505		69
SMC Corp/Japan	1,400	243		Allstate Corp/The	3,540		163
Stanley Black & Decker Inc	4,018	316		Arch Capital Group Ltd (a)	2,600		128
		$1,452		Aspen Insurance Holdings Ltd	6,620		237
Healthcare - Products - (0.79)%				Assured Guaranty Ltd	12,400		231
Alere Inc (a)	3,300	75		Cincinnati Financial Corp	6,800		306
Baxter International Inc	2,900	196		Dai-ichi Life Insurance Co Ltd/The	18		25
Boston Scientific Corp (a)	24,380	180		Genworth Financial Inc (a)	40,560		346
Cepheid Inc (a)	8,700	317		Hannover Rueckversicherung AG	151		12
DENTSPLY International Inc	4,100	170		Hartford Financial Services Group Inc	8,309		197
Edwards Lifesciences Corp (a)	200	17		Lincoln National Corp	8,731		258
Elekta AB	14,065	211		Markel Corp (a)	1,173		567
Hologic Inc (a)	4,100	89		MetLife Inc	11,956		423
Hospira Inc (a)	5,000	147		MS&AD Insurance Group Holdings	3,700		76
Intuitive Surgical Inc (a)	1,320	673		NKSJ Holdings Inc	1,700		36
Luxottica Group SpA	3,379	158		Old Republic International Corp	6,100		73
Masimo Corp	4,300	85		Progressive Corp/The	16,800		409
Medtronic Inc	2,400	108		Sony Financial Holdings Inc	700		11
ResMed Inc	900	40		Storebrand ASA (a)	16,730		75
Shimadzu Corp	2,000	13		Tokio Marine Holdings Inc	1,200		34
Sonova Holding AG (a)	2,460	294		Unum Group	10,477		257
St Jude Medical Inc	6,130	251		WR Berkley Corp	1,400		58
Stryker Corp	800	51					$4,324
Sysmex Corp	2,000	105
Techne Corp	3,700	252		Internet - (1.52)%
Terumo Corp	5,500	241		CyberAgent Inc	37		69
Varian Medical Systems Inc (a)	8,090	572		Dena Co Ltd	6,200		174
				eBay Inc (a)	800		44
Volcano Corp (a)	2,700	58
				Equinix Inc (a)	17,722		3,749
		$4,303		F5 Networks Inc (a)	1,600		151
Healthcare - Services - (0.56)%				Gree Inc	1,900		23
Aetna Inc	11,033	521		Kakaku.com Inc	6,884		267
Brookdale Senior Living Inc (a)	3,200	89		Netflix Inc (a)	300		57
Centene Corp (a)	2,360	106		priceline.com Inc (a)	398		273
Cigna Corp	11,910	696		Rackspace Hosting Inc (a)	4,800		268
Fresenius Medical Care AG & Co KGaA	3,051	209		Rakuten Inc	51,400		444
HealthSouth Corp (a)	1,000	24		SBI Holdings Inc/Japan	31,970		254
Humana Inc	2,750	188		Start Today Co Ltd	7,999		85
Laboratory Corp of America Holdings (a)	900	80		Symantec Corp (a)	9,140		214
LifePoint Hospitals Inc (a)	1,700	75		Trend Micro Inc/Japan	2,500		71
Mednax Inc (a)	7,650	655		TripAdvisor Inc (a)	6,970		317
Tenet Healthcare Corp (a)	4,275	168		ValueClick Inc (a)	5,400		144
UnitedHealth Group Inc	2,200	117		VeriSign Inc (a)	32,126		1,471
Universal Health Services Inc	2,721	157		Yahoo Japan Corp	714		302
WellPoint Inc	400	25					$8,377
		$3,110		Investment Companies - (0.03)%
Holding Companies - Diversified - (0.09)%				Ares Capital Corp	9,718		180
Leucadia National Corp	18,367	494

See accompanying notes.

76

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Iron & Steel - (0.49)%				Media (continued)
Allegheny Technologies Inc	3,700	$113		Mediaset SpA	84,228		$186
ArcelorMittal	14,799	222		Modern Times Group AB	1,847		77
Carpenter Technology Corp	100	5		Schibsted ASA	1,155		49
Cliffs Natural Resources Inc	21,100	537		Scripps Networks Interactive Inc	1,200		76
Daido Steel Co Ltd	3,000	16		Sirius XM Radio Inc	496,028		1,538
Hitachi Metals Ltd	27,000	252		Sky Deutschland AG (a)	57,469		366
JFE Holdings Inc	15,600	334		Time Warner Inc	2,100		112
Kobe Steel Ltd	8,000	11					$3,214
Nippon Steel & Sumitomo Metal Corp	80,824	219
Nucor Corp	4,300	194		Metal Fabrication & Hardware - (0.27)%
Rautaruukki OYJ	1,222	8		Assa Abloy AB	6,398		253
Reliance Steel & Aluminum Co	2,590	172		Nachi-Fujikoshi Corp	26,000		104
Salzgitter AG	790	37		NTN Corp	77,420		218
SSAB AB - A Shares	33,642	259		Precision Castparts Corp	1,380		257
ThyssenKrupp AG (a)	9,535	214		Tenaris SA	13,340		274
United States Steel Corp	4,314	90		Timken Co	6,690		363
		$2,683					$1,469
Leisure Products & Services - (0.16)%				Mining - (0.32)%
Carnival Corp	2,500	90		Alcoa Inc	41,355		352
Harley-Davidson Inc	400	21		Compass Minerals International Inc	3,969		292
Life Time Fitness Inc (a)	5,500	232		Dowa Holdings Co Ltd	10,000		74
Royal Caribbean Cruises Ltd	1,113	38		First Quantum Minerals Ltd	4,922		92
Shimano Inc	1,600	115		Freeport-McMoRan Copper & Gold Inc	17,235		550
WMS Industries Inc (a)	10,700	268		Norsk Hydro ASA	26,331		116
Yamaha Motor Co Ltd	12,700	152		OSAKA Titanium Technologies Co	1,000		20
				Stillwater Mining Co (a)	6,715		88
		$916		Toho Titanium Co Ltd	8,300		71
Lodging - (0.11)%				Vulcan Materials Co	3,020		154
Las Vegas Sands Corp	7,800	402					$1,809
Marriott International Inc/DE	3,000	118
Wynn Resorts Ltd	900	105		Miscellaneous Manufacturing - (0.31)%
		$625		Actuant Corp	3,200		97
				Alfa Laval AB	4,631		107
Machinery - Construction & Mining - (0.30)%				CLARCOR Inc	3,196		163
Atlas Copco AB - A Shares	3,701	107		Danaher Corp	3,800		234
Caterpillar Inc	5,700	527		Donaldson Co Inc	300		11
Hitachi Construction Machinery Co Ltd	6,400	147		Dover Corp	100		7
Joy Global Inc	6,610	419		FUJIFILM Holdings Corp	1,400		27
Komatsu Ltd	18,400	463		Hexcel Corp (a)	7,100		193
		$1,663		Illinois Tool Works Inc	1,300		80
				Leggett & Platt Inc	3,900		119
Machinery - Diversified - (0.54)%				Nikon Corp	3,300		74
AGCO Corp	9,329	480		Pentair Ltd	6,412		342
Chart Industries Inc (a)	8,789	638
				Polypore International Inc (a)	300		12
Deere & Co	300	26		Siemens AG	719		75
FANUC Corp	1,100	170		Textron Inc	4,782		138
Flowserve Corp	300	48		Trinity Industries Inc	600		26
FLSmidth & Co A/S	3,604	246		Wartsila OYJ Abp	644		30
Gardner Denver Inc	100	7					$1,735
Hexagon AB	15,235	433
IDEX Corp	1,100	56		Office & Business Equipment - (0.09)%
Kubota Corp	9,000	109		Canon Inc	2,400		87
MAN SE	1,528	175		Pitney Bowes Inc	5,400		71
Manitowoc Co Inc/The	11,300	209		Ricoh Co Ltd	31,000		332
Nabtesco Corp	12,821	236					$490
Rockwell Automation Inc	200	18
Roper Industries Inc	1,200	150		Office Furnishings - (0.04)%
		$3,001		Interface Inc	10,810		198
Media - (0.59)%
Cablevision Systems Corp	9,700	136		Oil & Gas - (1.24)%
CBS Corp	4,860	211		Anadarko Petroleum Corp	1,450		115
Discovery Communications Inc - A Shares (a)	2,400	176		Apache Corp	900		67
				Atwood Oceanics Inc (a)	2,300		118
FactSet Research Systems Inc	700	68		Berry Petroleum Co	800		37
Gannett Co Inc	6,100	122		Bill Barrett Corp (a)	5,200		94
Liberty Global Inc - A Shares (a)	1,364	94
Liberty Global Inc - B Shares (a)	48	3		Chesapeake Energy Corp	16,900		341
				Cimarex Energy Co	700		47

See accompanying notes.

77

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
Cobalt International Energy Inc (a)	3,005	$74		Allergan Inc/United States	2,100		$228
Concho Resources Inc (a)	2,200	198		BioMarin Pharmaceutical Inc (a)	4,600		267
Continental Resources Inc/OK (a)	2,200	194		Bristol-Myers Squibb Co	14,500		536
Denbury Resources Inc (a)	1,300	24		Dainippon Sumitomo Pharma Co Ltd	300		4
Energen Corp	3,272	151		Eisai Co Ltd	1,300		58
Enerplus Corp	4,505	61		Hisamitsu Pharmaceutical Co Inc	1,179		68
EOG Resources Inc	980	123		Jazz Pharmaceuticals PLC (a)	5,064		295
EQT Corp	2,600	164		Johnson & Johnson	700		53
EXCO Resources Inc	3,800	25		Mead Johnson Nutrition Co	4,580		343
Forest Oil Corp (a)	4,000	23		Merck & Co Inc	1,100		47
Gulfport Energy Corp (a)	5,900	242		Mitsubishi Tanabe Pharma Corp	600		9
Helmerich & Payne Inc	6,860	454		Mylan Inc/PA (a)	7,900		234
Hess Corp	5,393	358		Omnicare Inc	2,110		79
HollyFrontier Corp	2,940	165		Onyx Pharmaceuticals Inc (a)	2,900		218
InterOil Corp (a)	700	49		Perrigo Co	2,600		294
JX Holdings Inc	400	2		Salix Pharmaceuticals Ltd (a)	6,000		293
Marathon Oil Corp	4,570	153		Sawai Pharmaceutical Co Ltd	1,200		130
Marathon Petroleum Corp	2,530	210		Stada Arzneimittel AG	10,182		397
Murphy Oil Corp	3,446	210		Takeda Pharmaceutical Co Ltd	1,900		98
Neste Oil OYJ	4,324	65		Theravance Inc (a)	3,113		63
Noble Corp	700	25		Tsumura & Co	4,300		150
Penn West Petroleum Ltd	5,100	50		VCA Antech Inc (a)	8,000		176
Petrominerales Ltd	3,194	26		ViroPharma Inc (a)	1,800		45
Pioneer Natural Resources Co	8,852	1,114					$4,179
QEP Resources Inc	200	6
Quicksilver Resources Inc (a)	21,000	39		Pipelines - (0.02)%
Range Resources Corp	5,800	445		ONEOK Inc	2,100		95
Repsol SA	1,639	35
Rosetta Resources Inc (a)	4,200	204		Publicly Traded Investment Fund - (0.63)%
Rowan Cos PLC (a)	2,900	100		iShares MSCI Emerging Markets Index Fund	78,900		3,409
Seadrill Ltd	2,677	98		SPDR S&P 500 ETF Trust	444		68
Showa Shell Sekiyu KK	4,600	33					$3,477
Southwestern Energy Co (a)	10,300	353
Tesoro Corp	1,370	77		Real Estate - (0.34)%
TonenGeneral Sekiyu KK	5,000	50		CBRE Group Inc (a)	33,150		801
Ultra Petroleum Corp (a)	7,100	121		Forest City Enterprises Inc (a)	19,100		306
Valero Energy Corp	6,149	280		Jones Lang LaSalle Inc	7,695		744
		$6,820					$1,851
Oil & Gas Services - (0.72)%				REITS - (1.35)%
Baker Hughes Inc	7,700	345		American Campus Communities Inc	5,280		239
Cameron International Corp (a)	3,213	204		Annaly Capital Management Inc	422		7
CARBO Ceramics Inc	700	64		Boston Properties Inc	1,276		133
Core Laboratories NV	1,300	178		DDR Corp	36,685		634
Dresser-Rand Group Inc (a)	5,703	352		Digital Realty Trust Inc	10,146		680
Dril-Quip Inc (a)	4,140	341		EastGroup Properties Inc	6,930		393
FMC Technologies Inc (a)	9,570	497		Health Care REIT Inc	15,826		1,015
Fugro NV	4,657	221		Healthcare Realty Trust Inc	9,470		252
Halliburton Co	5,350	222		Home Properties Inc	1,415		88
Lufkin Industries Inc	8,590	556		Host Hotels & Resorts Inc	57,567		960
Saipem SpA	1,250	34		LTC Properties Inc	2,430		94
SBM Offshore NV (a)	5,619	79		Mid-America Apartment Communities Inc	2,911		202
Schlumberger Ltd	2,400	187		National Retail Properties Inc	3,980		137
Subsea 7 SA	13,862	327		Potlatch Corp	10,790		475
Superior Energy Services Inc (a)	13,390	354		Prologis Inc	8,057		314
Weatherford International Ltd/Switzerland (a)	2,800	33		SL Green Realty Corp	10,861		886
		$3,994		Sovran Self Storage Inc	3,980		242
				Tanger Factory Outlet Centers	9,042		319
Packaging & Containers - (0.14)%				Universal Health Realty Income Trust	3,090		176
Owens-Illinois Inc (a)	7,760	198		Weyerhaeuser Co	6,410		188
Packaging Corp of America	100	4					$7,434
Rock Tenn Co	2,260	200
Sealed Air Corp	16,500	367		Retail - (1.91)%
		$769		ABC-Mart Inc	3,698		129
				Abercrombie & Fitch Co	6,990		326
Pharmaceuticals - (0.75)%				Advance Auto Parts Inc	4,070		311
Actavis Inc (a)	1,100	94		AutoNation Inc (a)	600		26

See accompanying notes.

78

Schedule of Investments
Global Multi-Strategy Fund
February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Retail (continued)				Semiconductors (continued)
Bed Bath & Beyond Inc (a)	3,090	$175		LSI Corp (a)	21,220		$148
BJ's Restaurants Inc (a)	5,600	172		MEMC Electronic Materials Inc (a)	3,600		18
CarMax Inc (a)	26,159	1,005		Microchip Technology Inc	41,251		1,504
Casey's General Stores Inc	500	29		Micron Technology Inc (a)	7,532		63
Cash America International Inc	6,300	319		Qualcomm Inc	8,200		538
Cheesecake Factory Inc/The	1,700	59		Rambus Inc (a)	8,000		45
Children's Place Retail Stores Inc/The (a)	2,500	114		Rovi Corp (a)	6,500		116
Chipotle Mexican Grill Inc (a)	3,250	1,030		Semtech Corp (a)	6,360		194
Cie Financiere Richemont SA	513	41		Shinko Electric Industries Co Ltd	11,968		97
Darden Restaurants Inc	1,300	60		Silicon Laboratories Inc (a)	300		13
Dick's Sporting Goods Inc	4,147	207		Skyworks Solutions Inc (a)	5,300		113
Don Quijote Co Ltd	2,700	107		Texas Instruments Inc	5,200		179
Family Dollar Stores Inc	1,100	63		Tokyo Electron Ltd	400		18
Fast Retailing Co Ltd	400	110		Xilinx Inc	26,466		986
Hennes & Mauritz AB	461	16					$9,400
Jack in the Box Inc (a)	12,852	407
JC Penney Co Inc	10,200	179		Software - (0.85)%
Kohl's Corp	3,600	166		Activision Blizzard Inc	7,100		102
				Adobe Systems Inc (a)	2,700		106
K's Holdings Corp	2,692	69
Lawson Inc	1,200	89		Amadeus IT Holding SA	2,235		57
				ANSYS Inc (a)	3,687		280
Ltd Brands Inc	4,700	214		athenahealth Inc (a)	1,100		103
Lululemon Athletica Inc (a)	6,300	422
				Autodesk Inc (a)	3,160		116
Marui Group Co Ltd	1,700	14
McDonald's Corp	1,400	134		Capcom Co Ltd	1,400		21
				Cerner Corp (a)	1,200		105
Men's Wearhouse Inc	3,600	101		Check Point Software Technologies Ltd (a)	3,700		194
MSC Industrial Direct Co Inc	1,700	145		Citrix Systems Inc (a)	100		7
Nitori Holdings Co Ltd	3,850	287		Concur Technologies Inc (a)	6,237		438
Nordstrom Inc	7,000	380
Nu Skin Enterprises Inc	4,500	185		Dun & Bradstreet Corp/The	1,926		155
				Electronic Arts Inc (a)	16,881		296
Penske Automotive Group Inc	4,700	140		Informatica Corp (a)	11,660		408
PVH Corp	2,890	352
Saks Inc (a)	100	1		Microsoft Corp	2,200		61
				MSCI Inc (a)	22,140		734
Salvatore Ferragamo Italia SpA	1,911	53
Signet Jewelers Ltd	2,480	152		Nomura Research Institute Ltd	2,600		59
				Nuance Communications Inc (a)	18,900		348
Staples Inc	47,520	626		PTC Inc (a)	1,500		35
Starbucks Corp	1,930	106
Swatch Group AG/The - BR	62	35		Quality Systems Inc	1,500		28
				Red Hat Inc (a)	600		31
Target Corp	1,000	63		Salesforce.com Inc (a)	4,039		683
Tiffany & Co	8,500	571
Urban Outfitters Inc (a)	12,420	504		Solera Holdings Inc	3,410		192
				Take-Two Interactive Software Inc (a)	7,800		114
Walgreen Co	10,590	434
Wendy's Co/The	9,500	54					$4,673
World Fuel Services Corp	400	15		Telecommunications - (0.81)%
Yamada Denki Co Ltd	9,000	327		Acme Packet Inc (a)	7,434		217
Yum! Brands Inc	100	7		ADTRAN Inc	15,900		355
		$10,531		Aruba Networks Inc (a)	13,300		331
Semiconductors - (1.72)%				CenturyLink Inc	2,200		76
				Ciena Corp (a)	7,701		117
Advanced Micro Devices Inc (a)	205,200	511
Aixtron SE NA	5,185	69		Corning Inc	11,480		144
				Crown Castle International Corp (a)	2,400		168
Altera Corp	5,200	184
ASML Holding NV	1,862	132		Deutsche Telekom AG	12,779		137
ASML Holding NV - NY Reg Shares	8,421	598		Elisa OYJ	4,089		86
				Finisar Corp (a)	33,000		484
Atmel Corp (a)	38,200	260
Broadcom Corp	3,868	132		Harris Corp	3,100		149
Cavium Inc (a)	11,600	428		InterDigital Inc/PA	2,900		129
Cree Inc (a)	14,990	678		IPG Photonics Corp	3,600		214
				Juniper Networks Inc (a)	15,700		325
Cypress Semiconductor Corp	1,900	20
Dialog Semiconductor PLC (a)	16,487	304		Koninklijke KPN NV	25,773		87
				Leap Wireless International Inc (a)	17,700		95
DSP Group Inc (a)	332	2
				NeuStar Inc (a)	900		40
Fairchild Semiconductor International Inc (a)	400	6
				NII Holdings Inc (a)	48,200		232
Hittite Microwave Corp (a)	7,328	475
Infineon Technologies AG	69,340	592		Nokia OYJ	19,346		70
Intel Corp	5,994	125		Plantronics Inc	800		32
				RF Micro Devices Inc (a)	16,600		77
Intersil Corp	3,600	31		SBA Communications Corp (a)	200		14
KLA-Tencor Corp	2,320	127
Lam Research Corp (a)	16,410	694		Swisscom AG	50		23

See accompanying notes.

79

Schedule of Investments Global Multi-Strategy Fund February 28, 2013 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000's)	(a) Non-Income Producing Security
Telecommunications (continued)
Telefonica SA	12,580	$164
Virgin Media Inc	9,423	437
Windstream Corp	26,252	226
		$4,429
Textiles - (0.06)%
Mohawk Industries Inc (a)	2,987	317
Toys, Games & Hobbies - (0.02)%
Nintendo Co Ltd	500	48
Sanrio Co Ltd	1,300	51
		$99
Transportation - (0.51)%
Bristow Group Inc	1,910	111
Cargotec Oyj	3,464	106
CH Robinson Worldwide Inc	3,400	194
Era Group Inc (a)	2,530	51
Expeditors International of Washington Inc	900	35
FedEx Corp	7,190	758
Genesee & Wyoming Inc (a)	1,000	90
JB Hunt Transport Services Inc	900	63
Kansas City Southern	2,898	298
Kawasaki Kisen Kaisha Ltd	18,582	42
Keikyu Corp	4,000	35
Kirby Corp (a)	5,500	418
Knight Transportation Inc	15,580	244
Koninklijke Vopak NV	81	6
Kuehne + Nagel International AG	1,205	138
Mitsui OSK Lines Ltd	39,000	136
Nippon Yusen KK	3,000	8
PostNL NV (a)	9,086	22
Yamato Holdings Co Ltd	2,400	40
		$2,795
Trucking & Leasing - (0.03)%
GATX Corp	2,800	140
TOTAL COMMON STOCKS (proceeds $151,240)		$171,405
PREFERRED STOCKS - (0.08)%	Shares	Value(000's)
Automobile Manufacturers - (0.08)%
Volkswagen AG	1,990	433
TOTAL PREFERRED STOCKS (proceeds $403)		$433
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (6.27)%	Amount (000's)	Value(000's)
Federal National Mortgage Association (FNMA) - (5.80)%
3.50%, 3/1/2027	$11,000	$11,660
3.50%, 3/1/2042	11,000	11,633
4.00%, 3/1/2041	1,000	1,066
4.50%, 3/1/2042	6,000	6,458
5.00%, 3/1/2042	1,000	1,083
		$31,900
Government National Mortgage Association (GNMA) -
(0.39)%
3.50%, 3/1/2042	2,000	2,155
U.S. Treasury - (0.08)%
1.63%, 11/15/2022	300	294
4.63%, 2/15/2040	100	131
		$425
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$34,480
OBLIGATIONS (proceeds $34,376)

See accompanying notes.

80

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2013 (unaudited)

INVESTMENT COMPANIES - 4.28%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.28%				MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
Market Vectors High Yield Municipal Index	18,031	$601		Iowa- 4.54%
ETF				Iowa Finance Authority
SPDR Nuveen S&P High Yield Municipal	6,000	354		4.75%, 08/01/2042	$1,000		$1,014
Bond ETF
		$955		Louisiana - 6.95%
TOTAL INVESTMENT COMPANIES		$955		Louisiana Local Government Environmental
	Principal			Facilities & Community Development
BONDS- 1.55%	Amount (000's)	Value(000	's)	Authority
U.S. Municipals - 1.55%				3.75%, 12/01/2026	1,000		997
Oglala Sioux Tribe				Port New Orleans Board of Commissioners
5.00%, 10/01/2022(a)	$350	$347		5.00%, 04/01/2030	500		557
							$1,554
TOTAL BONDS		$347		Maryland - 1.99%
	Principal			Maryland Economic Development Corp
MUNICIPAL BONDS - 107.55%	Amount (000's)	Value(000	's)	5.38%, 06/01/2025	390		445
Alabama - 2.00%
Alabama Industrial Development Authority				Missouri - 1.32%
6.45%, 12/01/2023	$150	$151		St Louis County Industrial Development
Phenix City Industrial Development Board				Authority
4.13%, 05/15/2035	300	294		5.00%, 09/01/2042	300		294
		$445
California - 45.39%				New Jersey - 2.02%
California Educational Facilities Authority				New Jersey Economic Development
5.00%, 10/01/2038(b)	900	1,042		Authority
5.00%, 01/01/2039(b)	1,724	1,929		5.00%, 06/15/2029	405		452
California Pollution Control Financing
Authority
5.00%, 11/21/2045	500	517		New York - 6.48%
Coachella Valley Unified School				Brooklyn Arena Local Development Corp
District/CA (credit support from AGM)				6.25%, 07/15/2040	480		575
0.00%, 08/01/2039(c)	2,500	654		New York Liberty Development Corp
La Verne Public Financing Authority				5.25%, 10/01/2035	520		620
7.25%, 09/01/2026	700	701		New York State Dormitory Authority
Los Alamitos Unified School District (credit				3.75%, 09/01/2032	250		252
support from AGM)							$1,447
0.00%, 08/01/2025(c)	500	288		Oregon - 2.58%
0.00%, 08/01/2027(c)	500	260		Warm Springs Reservation Confederated
Lynwood Unified School District/CA (credit				Tribe
support from AGM)				6.38%, 11/01/2033	500		577
5.00%, 08/01/2038	750	840
Morongo Band of Mission Indians/The
6.50%, 03/01/2028(d)	825	904		Pennsylvania - 5.29%
San Diego Community College District				City of Scranton PA
5.25%, 08/01/2033(b)	1,050	1,277		7.25%, 09/01/2023	400		388
University of California				8.50%, 09/01/2022	300		291
5.25%, 05/15/2039(b)	1,500	1,730		Pennsylvania Economic Development
		$10,142		Financing Authority
				6.00%, 06/01/2031	500		502
District of Columbia - 2.82%							$1,181
District of Columbia
5.00%, 10/01/2045	600	630		Texas- 7.77%
				Texas Municipal Gas Acquisition & Supply
				Corp III
Florida - 2.25%				5.00%, 12/15/2032	1,000		1,080
Orange County Housing Finance Authority				Texas Private Activity Bond Surface
7.00%, 10/01/2025	500	502		Transportation Corp
				6.88%, 12/31/2039	550		656
Georgia - 2.80%							$1,736
City of Atlanta GA				Vermont - 2.33%
7.38%, 01/01/2031	500	626		Vermont Student Assistance Corp
				5.10%, 06/15/2032	500		520
Indiana - 2.26%
Indiana Finance Authority				Virginia - 4.60%
5.75%, 08/01/2042	500	504		Fairfax County Industrial Development
				Authority
				5.00%, 05/15/2035(b)	300		346
				5.00%, 05/15/2040(b)	599		681
							$1,027

See accompanying notes.

81

Schedule of Investments Opportunistic Municipal Fund February 28, 2013 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Washington - 1.12%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	$250		$251
Wisconsin - 3.04%
Public Finance Authority
6.00%, 07/15/2042	665		680
TOTAL MUNICIPAL BONDS			$24,027
Total Investments			$25,329
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (18.12)%
Notes with an interest rate of 0.12% at	$(4,048)		$(4,048)
February 28, 2013 and contractual maturity of
collateral from 2017-2020.(e)
Total Net Investments			$21,281
Other Assets in Excess of Liabilities, Net - 4.74%			$1,060
TOTAL NET ASSETS - 100.00%			$22,341

(a)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $347 or 1.55% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c) Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $904 or 4.05% of net assets.
(e)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at February 28, 2013

Portfolio Summary (unaudited)
Sector			Percent
Revenue Bonds			84.28%
Insured			9.14%
General Obligation Unlimited			8 .75%
Exchange Traded Funds			4 .28%
Tax Allocation			2 .80%
Prerefunded			2 .58%
Government			1.55%
Liability For Floating Rate Notes Issued			(18 .12)%
Other Assets in Excess of Liabilities, Net			4 .74%
TOTAL NET ASSETS			100.00%

See accompanying notes.

82

Schedule of Investments
Preferred Securities Fund
February 28, 2013 (unaudited)

COMMON STOCKS - 0.05%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.05%			Diversified Financial Services (continued)
BlackRock Credit Allocation Income Trust	161,513	$2,273	Citigroup Capital IX	462,079		$11,589
John Hancock Preferred Income Fund III	6,800	131	Citigroup Capital VII	450,500		11,461
		$2,404	Citigroup Capital VIII	191,379		4,892
TOTAL COMMON STOCKS		$2,404	Citigroup Capital X	340,281		8,599
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital XI	335,869		8,511
1.01%	Shares Held Value (000's)		Citigroup Capital XIII	272,299		7,692
			Citigroup Capital XV	2,700		68
Banks - 0.86%			Citigroup Capital XVI	115,016		2,913
Bank of America Corp	21,362	25,635	Citigroup Capital XVII	9,000		228
Wells Fargo & Co	14,993	19,011	Corporate-Backed Trust Certificates 6.00%;	170,000		4,231
		$44,646	Series GS
REITS - 0.15%			Corporate-Backed Trust Certificates 6.25%;	4,798		123
CommonWealth REIT 6.50%; Series D	337,669	7,962	Series BMY
			Corporate-Backed Trust Certificates 6.30%;	5,236		131
TOTAL CONVERTIBLE PREFERRED STOCKS		$52,608	Series GS
PREFERRED STOCKS - 42.91%	Shares Held	Value (000's)	Credit Suisse AG/Guernsey	1,513,192		38,647
			General Electric Capital Corp	263,622		6,699
Banks - 11.80%			General Electric Capital Corp	508,143		12,810
BAC Capital Trust VIII	144,078	3,619	JP Morgan Chase Capital XI	674,137		17,157
Bank of America Corp 6.38%; Series 3	26,378	663	Merrill Lynch Capital Trust I	331,100		8,364
Bank of America Corp 6.63%; Series I	203,384	5,520	Merrill Lynch Capital Trust II	134,361		3,395
Bank of America Corp 8.20%; Series H	25,080	640	Merrill Lynch Preferred Capital Trust III	5,800		147
Bank of New York Mellon Corp/The	159,200	4,060	Merrill Lynch Preferred Capital Trust IV	91,500		2,320
Barclays Bank PLC 7.10%	1,020,235	25,863	Merrill Lynch Preferred Capital Trust V	138,800		3,521
Barclays Bank PLC 7.75%	644,829	16,359	Morgan Stanley Capital Trust III	350,200		8,762
Barclays Bank PLC 8.13%	288,639	7,343	Morgan Stanley Capital Trust IV	513,971		12,942
Capital One Financial Corp	573,401	14,415	Morgan Stanley Capital Trust V	422,449		10,565
City National Corp/CA	219,000	5,447	Morgan Stanley Capital Trust VI	329,981		8,329
COBANK ACB 11.00%; Series C (a)	202,000	10,554	Morgan Stanley Capital Trust VII	204,653		5,180
COBANK ACB 11.00%; Series D	115,000	6,623	Morgan Stanley Capital Trust VIII	97,460		2,466
Countrywide Capital V	217,831	5,487	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800		446
Countrywide Financial Corp	681,848	17,251	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200		1,474
Cullen/Frost Bankers Inc (b)	299,700	7,397	PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600		1,040
Deutsche Bank Capital Funding Trust IX	16,450	416	PreferredPlus TR-CCR1 6.00%; Series GSG1	17,673		445
Deutsche Bank Capital Funding Trust VIII	397,803	10,100	SATURNS 2004-04	125,601		3,135
Deutsche Bank Capital Funding Trust X	349,285	8,998	SATURNS 2004-06	174,400		4,348
Deutsche Bank Contingent Capital Trust II	2,235,612	59,624				$246,601
Deutsche Bank Contingent Capital Trust III	529,600	14,712
Deutsche Bank Contingent Capital Trust V	22,500	648	Electric - 3.72%
FirstMerit Corp (b)	331,400	8,492	Alabama Power Co	89,000		2,525
HSBC Holdings PLC 6.20%	1,074,600	27,080	Dominion Resources Inc/VA	1,167,035		32,047
HSBC Holdings PLC 8.00%	568,600	15,739	DTE Energy Co 5.25%	326,300		8,301
HSBC USA Inc	830,771	41,798	Duke Energy Corp	409,848		10,267
HSBC USA Inc 6.50%	2,122,081	54,601	Entergy Arkansas Inc 4.90%	259,966		6,546
JP Morgan Chase & Co	190,216	4,761	Entergy Arkansas Inc 5.75%	34,863		948
JP Morgan Chase Capital XXIX	213,800	5,693	Entergy Louisiana LLC 5.28%	248,100		6,436
Lloyds Banking Group PLC	130,471	3,627	Entergy Louisiana LLC 6.00%	3,369		95
M&T Bank Corp - Series A	10,400	10,599	Entergy Mississippi Inc	17,012		463
M&T Bank Corp - Series C	7,100	7,011	Entergy New Orleans Inc	9,500		237
M&T Capital Trust IV	377,056	9,743	Entergy Texas Inc	942,097		26,473
Morgan Stanley	104,100	2,282	Georgia Power Co 6.50%	77,300		8,665
PNC Financial Services Group Inc 6.13%;	1,415,400	39,207	Georgia Power Co 8.20%	174,510		4,785
Series P			Gulf Power Co 6.00%	60,914		6,205
PNC Financial Services Group Inc 9.88%;	156,677	4,058	Gulf Power Co 6.45%	4,600		501
			NextEra Energy Capital Holdings Inc (b)	510,093		12,502
Series L
Royal Bank of Scotland Group PLC 5.75%;	591,134	13,892	NextEra Energy Capital Holdings Inc - Series	459,970		12,378
Series L			F
Royal Bank of Scotland Group PLC 6.75%;	7,600	184	NextEra Energy Capital Holdings Inc - Series	310,000		8,215
Series Q			G
Santander Finance Preferred SAU	1,140,540	32,038	NextEra Energy Capital Holdings Inc - Series	177,585		4,701
State Street Corp	1,446,400	36,449	H
TCF Financial Corp	229,023	6,090	NextEra Energy Capital Holdings Inc - Series I	671,456		16,672
US Bancorp - Series A	6,703	6,160	SCANA Corp	20,135		546
US Bancorp - Series G	2,090,100	56,537	Xcel Energy Inc	912,539		23,370
		$611,780				$192,878
Diversified Financial Services - 4.75%			Hand & Machine Tools - 0.54%
Affiliated Managers Group Inc 5.25%	77,887	2,006	Stanley Black & Decker Inc	1,070,850		27,842
Affiliated Managers Group Inc 6.38%	5,000	131
Ameriprise Financial Inc	1,140,265	31,506	Insurance - 9.42%
Charles Schwab Corp/The	12,535	328	Aegon NV 4.00%	66,900		1,649

See accompanying notes.

83

Schedule of Investments
Preferred Securities Fund
February 28, 2013 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)
Insurance (continued)				REITS (continued)
Aegon NV 6.38%	975,042	$25,683		Public Storage Inc 5.75%; Series T	442,900	$11,577
Aegon NV 6.50%	247,358	6,196		Public Storage Inc 5.90%; Series S	56,300	1,494
Aegon NV 8.00%	63,317	1,786		Public Storage Inc 6.35%; Series R	746,444	20,139
Aflac Inc	1,128,600	29,129		Public Storage Inc 6.50%; Series Q	7,688	211
Allianz SE	1,026,282	25,946		Public Storage Inc 6.88%; Series O	3,701	103
Allstate Corp/The	540,300	13,940		Realty Income Corp - Series D	291,177	7,477
American Financial Group Inc/OH 5.75%	434,828	11,197		Realty Income Corp - Series F	853,083	22,743
Arch Capital Group Ltd	376,600	10,289		Regency Centers Corp 6.00%	441,029	11,149
Aspen Insurance Holdings Ltd	143,802	3,854		Regency Centers Corp 6.63%	230,854	6,102
Axis Capital Holdings Ltd	2,072,850	56,630		Senior Housing Properties Trust	115,931	2,882
Delphi Financial Group Inc 7.38%	527,604	13,207		Vornado Realty LP	1,445,611	39,870
Everest Re Capital Trust II	327,505	8,279		Vornado Realty Trust - Series I	108,169	2,741
Hartford Financial Services Group Inc	1,016,436	30,076		Vornado Realty Trust - Series J	174,963	4,782
ING Groep NV 6.13%	69,248	1,715		Vornado Realty Trust - Series K	917,000	23,347
ING Groep NV 6.20%	30,250	754		Vornado Realty Trust - Series L	433,774	10,844
ING Groep NV 6.38%	849,100	20,930		Wachovia Corp 7.25%	499,697	13,777
ING Groep NV 7.05%	1,019,994	25,785		Weingarten Realty Investors 6.50%	803,368	20,398
ING Groep NV 7.20%	166,345	4,200		Weingarten Realty Investors 8.10%	1,744,376	39,842
ING Groep NV 7.38%	862,200	21,978				$420,906
ING Groep NV 8.50%	50,340	1,305
PartnerRe Ltd 6.50%	193,229	4,937		Savings & Loans - 0.40%
PartnerRe Ltd 6.75%	273,360	6,850		First Niagara Financial Group Inc	704,500	20,649
PartnerRe Ltd 7.25%	11,415	318
PLC Capital Trust V	254,771	6,448		Sovereign - 0.58%
Protective Life Corp 6.00%	20,009	507		Farm Credit Bank of Texas	23,800	29,995
Protective Life Corp 6.25%	336,151	8,740
Prudential Financial Inc	682,818	17,378
Prudential PLC 6.50%	96,549	2,512		Telecommunications - 3.29%
				Centaur Funding Corp 9.08% (a),(c)	57,203	71,039
Prudential PLC 6.75%	170,992	4,396
Reinsurance Group of America Inc	420,000	11,395		Qwest Corp 7.00%	253,178	6,709
RenaissanceRe Holdings Ltd - Series C	242,277	6,149		Qwest Corp 7.00%	520,255	13,839
RenaissanceRe Holdings Ltd - Series D	325,363	8,271		Qwest Corp 7.38%	372,908	9,875
Torchmark Corp	472,900	12,139		Qwest Corp 7.50%	954,111	25,799
WR Berkley Capital Trust II	745,634	19,073		Telephone & Data Systems Inc 6.63%	307,226	7,822
XLIT Ltd	80,144	65,167		Telephone & Data Systems Inc 7.00%	1,210,015	32,440
		$488,808		United States Cellular Corp	125,584	3,356
						$170,879
Media - 0.24%				TOTAL PREFERRED STOCKS		$2,225,417
Comcast Corp	489,466	12,359			Principal
				BONDS- 52.86%	Amount (000's)	Value(000	's)
Oil & Gas - 0.05%				Banks- 20.12%
Nexen Inc	107,689	2,720		Abbey National Capital Trust I
				8.96%, 12/31/2049	$14,438	$16,748
REITS - 8.12%				ABN Amro North American Holding Preferred
CommonWealth REIT 7.50%	306,230	6,550		Capital Repackage Trust I
				3.39%, 12/29/2049(a),(d)	5	5
DDR Corp - Series H	1,068	27
Digital Realty Trust Inc - Series E	590,135	15,946		Agfirst Farm Credit Bank
				7.30%, 10/29/2049(a),(e)	1,850	1,850
Duke Realty Corp 6.50%	283,473	7,138
Duke Realty Corp 6.60%	81,400	2,060		BAC Capital Trust XIII
				4.00%, 12/29/2049(d)	34,064	29,295
Duke Realty Corp 6.63%	261,100	6,624
Harris Preferred Capital Corp	69,400	1,788		Banco do Brasil SA/Cayman
				6.25%, 04/15/2024(a),(d)	15,000	14,962
Health Care REIT Inc	617,185	16,695
Hospitality Properties Trust 7.00%; Series C	41,367	1,045		Barclays Bank PLC
				5.93%, 12/31/2049(a),(d)	3,410	3,365
Hospitality Properties Trust 7.13%; Series D	408,113	11,076
Kimco Realty Corp 5.50%	706,043	17,905		6.28%, 12/29/2049	14,300	14,013
				6.86%, 09/29/2049(a),(d)	19,602	20,533
Kimco Realty Corp 5.63%	450,895	11,439		7.43%, 09/29/2049(a),(d)	10,001	10,671
Kimco Realty Corp 6.00%	668,300	17,489
Kimco Realty Corp 6.90%	341,085	9,168		BNP Paribas SA
				5.19%, 06/29/2049(a),(d)	11,020	10,634
National Retail Properties Inc	455,621	12,051		7.20%, 06/29/2049(a)	3,800	3,943
Prologis Inc - Series L	149,704	3,794
Prologis Inc - Series M	46,200	1,167		BPCE SA
				2.04%, 07/29/2049(d)	6,000	3,873
Prologis Inc - Series P	68,009	1,719
Prologis Inc - Series Q	128,700	8,374		6.75%, 01/29/2049	11,500	11,057
				12.50%, 08/29/2049 (a)	5,500	6,761
Prologis Inc - Series S	90,900	2,304
PS Business Parks Inc - Series R	130,211	3,470		CBA Capital Trust II
				6.02%, 03/29/2049(a)	3,400	3,519
PS Business Parks Inc - Series S	46,415	1,237
PS Business Parks Inc - Series T	79,059	2,025		Citigroup Inc
PS Business Parks Inc - Series U	510,634	12,822		5.95%, 12/29/2049	17,000	17,319
Public Storage Inc 5.20%; Series W	150,404	3,772		8.40%, 04/29/2049	5,000	5,594
Public Storage Inc 5.38%; Series V	147,112	3,743

See accompanying notes.

84

Schedule of Investments
Preferred Securities Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Claudius Ltd for Credit Suisse				National Capital Trust II
7.88%, 06/29/2049	$5,892	$6,260		5.49%, 12/29/2049(a),(d)	$5,600	$5,685
8.25%, 06/29/2049	6,000	6,225		Natixis
8.25%, 06/29/2049	1,000	1,038		9.00%, 04/29/2049	532	536
Cooperatieve Centrale Raiffeisen-				10.00%, 04/30/2049 (d)	16,200	17,577
Boerenleenbank BA/Netherlands				Nordea Bank AB
11.00%, 12/29/2049 (a),(d)	37,220	49,689		5.42%, 12/29/2049(a)	4,000	4,040
Countrywide Capital III				8.38%, 09/29/2049	13,427	14,524
8.05%, 06/15/2027	28,485	33,862		PNC Financial Services Group Inc
Credit Agricole SA				6.75%, 07/29/2049(d)	26,900	30,823
8.38%, 10/13/2049(a),(d)	3,000	3,270		PNC Preferred Funding Trust I
Credit Suisse Group Guernsey I Ltd				1.96%, 03/29/2049(a),(d)	4,700	3,930
7.88%, 02/24/2041(d)	22,400	23,800		Rabobank Capital Funding Trust II
Danske Bank A/S				5.26%, 12/29/2049(a)	10,375	10,427
7.13%, 09/21/2037(d)	12,700	13,335		Rabobank Capital Funding Trust III
Den Norske Creditbank				5.25%, 12/31/2049(a),(d)	40,714	40,725
0.56%, 11/29/2049(d)	8,940	4,649		RBS Capital Trust IV
0.61%, 08/29/2049(d)	6,150	3,198		1.11%, 09/29/2049(d)	6,500	4,647
Deutsche Bank Capital Funding Trust I				Royal Bank of Scotland Group PLC
3.28%, 12/29/2049(a),(d)	12,520	10,016		7.65%, 08/29/2049(d)	18,560	19,581
Deutsche Bank Capital Funding Trust VII				Societe Generale SA
5.63%, 01/29/2049(a),(d)	1,139	1,083		1.06%, 12/29/2049(a),(d)	5,750	4,427
Dresdner Funding Trust I				5.92%, 04/29/2049(a),(d),(e)	57,852	54,526
8.15%, 06/30/2031(a)	16,040	16,281		8.75%, 10/29/2049	25,490	26,720
Fifth Third Capital Trust IV				Standard Chartered Bank
6.50%, 04/15/2067(d)	28,815	28,851		9.50%, 06/29/2049(d)	15,364	16,939
First Empire Capital Trust I				Standard Chartered PLC
8.23%, 02/01/2027	13,750	13,958		0.56%, 07/29/2049(d)	2,000	1,000
First Hawaiian Capital I				7.01%, 07/29/2049(a)	18,850	20,028
8.34%, 07/01/2027	8,410	8,589		State Street Capital Trust IV
First Union Capital II				1.31%, 06/01/2077(d)	600	482
7.95%, 11/15/2029	3,700	4,573		UBS Preferred Funding Trust V
Goldman Sachs Capital II				6.24%, 05/29/2049	22,532	23,260
4.00%, 06/01/2043(d)	4,000	3,330		Wachovia Capital Trust III
HBOS Capital Funding LP				5.57%, 03/29/2049(d)	29,775	29,812
6.85%, 03/29/2049	8,916	8,403			$1,043,286
HBOS Capital Funding No2 LP
6.07%, 06/29/2049(a),(d)	5,590	4,863		Diversified Financial Services - 8.28%
HSBC Bank PLC				Ageas Hybrid Financing SA
0.75%, 06/29/2049(d)	5,000	2,865		8.25%, 12/29/2049	27,822	27,961
0.94%, 09/29/2049(d)	5,000	2,679		American Express Co
				6.80%, 09/01/2066(d)	16,800	18,018
HSBC Capital Funding LP/Jersey
4.61%, 12/29/2049(a),(d)	27,649	27,616		Charles Schwab Corp/The
				7.00%, 02/28/2049(d)	26,600	30,931
10.18%, 12/31/2049 (a),(d)	14,000	19,600
HSBC USA Capital Trust I				General Electric Capital Corp
				6.25%, 12/15/2049(d)	59,725	65,568
7.81%, 12/15/2026(a)	300	307
				6.38%, 11/15/2067(d)	4,715	4,986
HSBC USA Capital Trust III				7.13%, 12/15/2049(d)	41,700	48,156
7.75%, 11/15/2026	7,200	7,370
JP Morgan Chase & Co				Glen Meadow Pass-Through Trust
				6.51%, 02/12/2067(a),(d)	10,785	10,138
7.90%, 04/29/2049(d)	46,260	53,354
JP Morgan Chase Capital XXI				Goldman Sachs Capital I
1.25%, 02/02/2037(d)	8,131	6,342		6.35%, 02/15/2034	53,432	55,951
JP Morgan Chase Capital XXIII				HSBC Finance Capital Trust IX
1.29%, 05/15/2077(d)	500	389		5.91%, 11/30/2035	10,200	10,276
KeyCorp Capital III				Macquarie PMI LLC
7.75%, 07/15/2029	3,500	4,170		8.38%, 12/29/2049	3,000	3,090
LBG Capital No.1 PLC				Swiss Re Capital I LP
				6.85%, 05/29/2049(a),(d)	42,620	45,071
7.88%, 11/01/2020(a)	2,100	2,304
8.00%, 12/29/2049(a),(d)	2,645	2,823		ZFS Finance USA Trust II
				6.45%, 12/15/2065(a),(d)	82,950	88,342
LBG Capital No.2 PLC
7.88%, 03/19/2020	7,000	7,700		ZFS Finance USA Trust V
				6.50%, 05/09/2067(a)	19,683	20,864
Lloyds Banking Group PLC
5.92%, 09/29/2049(a),(d)	25,162	18,872				$429,352
6.27%, 11/29/2049(a),(d)	15,400	11,627		Electric - 3.07%
6.41%, 09/29/2049(a)	36,620	32,409		Dominion Resources Inc/VA
6.66%, 01/29/2049(a)	27,140	24,358		2.61%, 09/30/2066(d)	22,950	21,437
M&T Bank Corp				Electricite de France SA
6.88%, 12/29/2049(a)	66,100	69,397		5.25%, 07/29/2049(a),(d)	50,800	50,013

See accompanying notes.

85

Schedule of Investments
Preferred Securities Fund
February 28, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Electric (continued)				Insurance (continued)
Integrys Energy Group Inc				Prudential Financial Inc (continued)
6.11%, 12/01/2066(d)	$582	$617		5.88%, 09/15/2042(d)	$11,675		$12,346
NextEra Energy Capital Holdings Inc				Prudential PLC
6.35%, 10/01/2066(d)	4,000	4,260		6.50%, 06/29/2049	42,448		42,448
6.65%, 06/15/2067(d)	3,000	3,210		7.75%, 12/29/2049	4,800		5,136
7.30%, 09/01/2067(d)	27,255	30,798		11.75%, 12/29/2049 (d)	10,885		12,322
PPL Capital Funding Inc				QBE Capital Funding II LP
6.70%, 03/30/2067(d)	22,325	23,720		6.80%, 06/29/2049(a),(d)	64,615		63,434
RWE AG				QBE Capital Funding III Ltd
7.00%, 10/12/2072(d)	1,216	1,319		7.25%, 05/24/2041(a),(d)	84,895		88,715
SSE PLC				Reinsurance Group of America Inc
5.63%, 09/29/2049(d)	23,300	23,897		6.75%, 12/15/2065(d)	22,450		22,731
		$159,271		Sirius International Group Ltd
				7.51%, 05/29/2049(a),(d)	1,175		1,231
Holding Companies - Diversified - 0.26%				XL Group PLC
Hutchison Whampoa International 12 Ltd				6.50%, 12/31/2049(d)	41,950		40,901
6.00%, 05/29/2049(a),(d)	12,500	13,281
							$993,702
				Miscellaneous Manufacturing - 0.37%
Insurance - 19.16%				GE Capital Trust I
ACE Capital Trust II				6.38%, 11/15/2067	18,008		18,976
9.70%, 04/01/2030	5,490	7,952
Aegon NV
2.04%, 07/29/2049(d)	31,648	19,938		Pipelines - 0.61%
Allstate Corp/The				TransCanada PipeLines Ltd
6.13%, 05/15/2037(d)	11,759	12,480		6.35%, 05/15/2067(d)	29,663		31,665
6.50%, 05/15/2067	12,505	13,505
American General Institutional Capital A
7.57%, 12/01/2045(a)	16,825	20,709		Sovereign - 0.39%
				Svensk Exportkredit AB
AXA SA				6.38%, 10/29/2049(a)	21,000		20,211
6.38%, 12/29/2049(a),(d)	41,868	41,659
8.60%, 12/15/2030	13,565	17,442
Catlin Insurance Co Ltd				Transportation - 0.60%
7.25%, 07/29/2049(a)	78,471	79,648		BNSF Funding Trust I
Chubb Corp/The				6.61%, 12/15/2055(d)	27,260		31,226
6.38%, 03/29/2067(d)	2,100	2,292
Dai-ichi Life Insurance Co Ltd/The				TOTAL BONDS			$2,740,970
7.25%, 12/31/2049(a),(e)	16,650	18,565			Maturity
Everest Reinsurance Holdings Inc				REPURCHASE AGREEMENTS - 2.30%	Amount (000's)	Value	(000	's)
6.60%, 05/15/2037(d)	30,420	30,990
Great-West Life & Annuity Insurance Capital				Banks- 2.30%
LP				Investment in Joint Trading Account; Credit	$12,924		$12,924
6.63%, 11/15/2034(a)	7,000	7,350		Suisse Repurchase Agreement; 0.16%
Great-West Life & Annuity Insurance Capital				dated 02/28/2013 maturing 03/01/2013
LP II				(collateralized by US Government
7.15%, 05/16/2046(a),(d)	8,750	9,012		Securities; $13,182,361; 4.38% - 6.13%;
ING Capital Funding Trust III				dated 11/15/27 - 11/15/39)
3.91%, 12/31/2049(d)	7,000	6,580		Investment in Joint Trading Account; Deutsche	31,017		31,017
Liberty Mutual Group Inc				Bank Repurchase Agreement; 0.19% dated
7.00%, 03/15/2037(a),(d)	27,688	28,242		02/28/2013 maturing 03/01/2013
7.80%, 03/07/2087(a)	29,878	34,434		(collateralized by US Government
Lincoln National Corp				Securities; $31,637,666; 0.00% - 7.25%;
6.05%, 04/20/2067(d)	27,905	28,184		dated 03/25/13 - 05/15/30)
7.00%, 05/17/2066(d)	12,775	12,999		Investment in Joint Trading Account; JP	27,140		27,140
MetLife Capital Trust IV				Morgan Repurchase Agreement; 0.16%
7.88%, 12/15/2067(a)	19,200	23,712		dated 02/28/2013 maturing 03/01/2013
MetLife Capital Trust X				(collateralized by US Government
9.25%, 04/08/2068(a)	27,375	37,778		Securities; $27,682,958; 0.00% - 10.35%;
Mitsui Sumitomo Insurance Co Ltd				dated 03/15/13 - 02/15/42)
7.00%, 03/15/2072(a)	24,900	27,589		Investment in Joint Trading Account; Merrill	27,561		27,561
MMI Capital Trust I				Lynch Repurchase Agreement; 0.13%
7.63%, 12/15/2027	1,073	1,364		dated 02/28/2013 maturing 03/01/2013
Nationwide Financial Services Inc				(collateralized by US Government
6.75%, 05/15/2067	68,095	71,942		Securities; $28,112,070; 0.00% - 9.38%;
Oil Insurance Ltd				dated 07/01/13 - 11/07/36)
3.29%, 12/29/2049(a),(d)	10,000	9,238
Progressive Corp/The
6.70%, 06/15/2067	5,550	6,050
Prudential Financial Inc
5.63%, 06/15/2043(d)	129,600	134,784

See accompanying notes.

86

Schedule of Investments Preferred Securities Fund February 28, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$20,678	$20,678
Stanley Repurchase Agreement; 0.15%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $21,091,777; 0.00% - 3.88%;
dated 06/14/13 - 12/27/22)
		$119,320
TOTAL REPURCHASE AGREEMENTS		$119,320
Total Investments		$5,140,719
Other Assets in Excess of Liabilities, Net - 0.87%		$44,984
TOTAL NET ASSETS - 100.00%		$5,185,703

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,335,375 or 25.75% of net assets.
(b)	Non-Income Producing Security
(c)	Affiliated Security
(d)	Variable Rate. Rate shown is in effect at February 28, 2013.
(e)	Security is Illiquid

Portfolio Summary (unaudited)
Sector			Percent
Financial			85 .36%
Utilities			6 .79%
Communications			3 .53%
Industrial			1 .51%
Government			0.97%
Energy			0.66%
Diversified			0 .26%
Exchange Traded Funds			0 .05%
Other Assets in Excess of Liabilities, Net			0 .87%
TOTAL NET ASSETS		100.00%

	August 31, 2012 Shares	August 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		February 28, 2013 Shares	February 28, 2013 Cost
Affiliated Securities

Centaur Funding Corp 9.08%	54,403	$59,224	2,800	$3,493	—		$—	57,203	$62,717

		$59,224		$3,493			$–		$62,717

		Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Centaur Funding Corp 9.08%		$2,533	$		—	$			—
		$2,533	$		—	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

87

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2013 (unaudited)

COMMON STOCKS - 94.95%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Automobile Manufacturers - 1.79%			Healthcare - Products - 2.11%
New Flyer Industries Inc	676,637	$6,758	Meridian Bioscience Inc	79,837		$1,693
			Teleflex Inc	78,383		6,267
Automobile Parts & Equipment - 1.76%						$7,960
Autoliv Inc	102,166	6,659	Healthcare - Services - 0.44%
			CML HealthCare Inc	233,840		1,662
Banks - 7.99%
City Holding Co	71,933	2,728	Housewares - 0.71%
Community Trust Bancorp Inc	128,518	4,386	Newell Rubbermaid Inc	115,333		2,692
First Financial Bancorp	125,693	1,927
FirstMerit Corp	358,799	5,425
FNB Corp/PA	162,074	1,841	Insurance - 6.42%
PacWest Bancorp	169,208	4,624	Fidelity National Financial Inc	194,985		4,863
Sterling Bancorp/NY	287,278	2,922	HCC Insurance Holdings Inc	112,170		4,487
TrustCo Bank Corp NY	336,804	1,755	OneBeacon Insurance Group Ltd	203,207		2,717
Washington Trust Bancorp Inc	171,576	4,536	PartnerRe Ltd	59,929		5,348
		$30,144	Protective Life Corp	114,966		3,670
			Validus Holdings Ltd	88,250		3,144
Chemicals - 5.62%						$24,229
Canexus Corp	691,037	6,151
Huntsman Corp	287,737	4,958	Investment Companies - 1.10%
Rockwood Holdings Inc	77,214	4,834	Ares Capital Corp	225,121		4,168
RPM International Inc	173,411	5,273
		$21,216	Machinery - Diversified - 2.78%
			Applied Industrial Technologies Inc	88,329		3,834
Coal - 1.83%			IDEX Corp	130,787		6,661
Alliance Resource Partners LP	111,500	6,923				$10,495
Commercial Services - 2.06%			Media - 1.95%
Landauer Inc	55,066	3,233	Sinclair Broadcast Group Inc	521,906		7,349
McGrath RentCorp	153,476	4,526
		$7,759	Miscellaneous Manufacturing - 1.34%
Computers - 0.68%			Crane Co	93,741		5,042
MTS Systems Corp	47,802	2,581
			Oil & Gas - 6.74%
			BreitBurn Energy Partners LP	220,806		4,295
Consumer Products - 3.16%			HollyFrontier Corp	85,819		4,823
Kimberly-Clark de Mexico SAB de CV ADR	340,732	5,411
Tupperware Brands Corp	83,288	6,516	Pengrowth Energy Corp	1,092,169		4,649
			Suburban Propane Partners LP	105,430		4,439
		$11,927	Vermilion Energy Inc	91,363		4,728
Diversified Financial Services - 0.83%			Zargon Oil & Gas Ltd	354,086		2,482
Fly Leasing Ltd ADR	229,189	3,140				$25,416
			Packaging & Containers - 1.02%
Electric - 3.57%			Packaging Corp of America	91,866		3,838
Alliant Energy Corp	53,000	2,528
Great Plains Energy Inc	67,039	1,463
Pepco Holdings Inc	153,595	3,116	Pipelines - 1.86%
PNM Resources Inc	164,123	3,686	Atlas Pipeline Partners LP	174,844		5,777
SCANA Corp	54,597	2,667	ONEOK Inc	27,415		1,233
		$13,460				$7,010
			Private Equity - 1.69%
Electrical Components & Equipment - 2.94%			Hercules Technology Growth Capital Inc	507,418		6,358
Hubbell Inc	59,629	5,540
Molex Inc	199,862	5,538
		$11,078	REITS - 13.62%
			Agree Realty Corp	134,289		3,769
Electronics - 1.11%			American Capital Agency Corp	101,846		3,231
Garmin Ltd	121,961	4,188	CapLease Inc	714,718		4,274
			Capstead Mortgage Corp	387,152		4,855
Food - 0.86%			Colony Financial Inc	196,693		4,357
B&G Foods Inc	110,464	3,248	CYS Investments Inc	215,519		2,556
			Digital Realty Trust Inc	89,024		5,963
			EastGroup Properties Inc	28,855		1,639
Gas - 0.92%			EPR Properties	93,789		4,576
Vectren Corp	104,951	3,463	Hatteras Financial Corp	140,888		3,760
			Medical Properties Trust Inc	295,379		4,289
Hand & Machine Tools - 3.01%			Omega Healthcare Investors Inc	290,027		8,118
Lincoln Electric Holdings Inc	93,228	5,226				$51,387
Snap-on Inc	76,380	6,131
		$11,357

See accompanying notes.

88

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS	Maturity
Retail - 0.80%			(continued)	Amount (000's)	Value(000	's)
Guess? Inc	109,027	$3,019	Banks (continued)
			Investment in Joint Trading Account; Morgan	$3,576	$3,576
			Stanley Repurchase Agreement; 0.15%
Semiconductors - 5.27%			dated 02/28/2013 maturing 03/01/2013
Cypress Semiconductor Corp	436,140	4,593
Maxim Integrated Products Inc	231,134	7,207	(collateralized by US Government
Microchip Technology Inc	178,977	6,527	Securities; $3,647,294; 0.00% - 3.88%;
MKS Instruments Inc	57,425	1,558	dated 06/14/13 - 12/27/22)
		$19,885			$20,633
			TOTAL REPURCHASE AGREEMENTS		$20,633
Software - 0.98%			Total Investments		$380,730
Computer Programs & Systems Inc	70,647	3,684	Liabilities in Excess of Other Assets, Net - (0.91)%		$(3,428)
			TOTAL NET ASSETS - 100.00%		$377,302
Telecommunications - 4.56%
Consolidated Communications Holdings Inc	410,320	6,893
Harris Corp	142,720	6,861
Windstream Corp	402,067	3,454
		$17,208	Portfolio Summary (unaudited)
			Sector		Percent
Toys, Games & Hobbies - 1.94%			Financial		37 .61%
Hasbro Inc	183,022	7,325	Industrial		13 .69%
			Energy		10 .43%
Trucking & Leasing - 1.49%			Consumer, Non-cyclical		8 .63%
TAL International Group Inc	130,433	5,615	Consumer, Cyclical		7 .00%
			Technology		6 .93%
TOTAL COMMON STOCKS		$358,243	Communications		6.51%
CONVERTIBLE PREFERRED STOCKS -			Basic Materials		5.62%
0.49%	Shares Held Value (000's)		Utilities		4 .49%
			Liabilities in Excess of Other Assets, Net		(0 .91)%
REITS- 0.49%			TOTAL NET ASSETS		100.00%
Alexandria Real Estate Equities Inc	67,829	1,854

TOTAL CONVERTIBLE PREFERRED STOCKS		$1,854
	Maturity
REPURCHASE AGREEMENTS - 5.47%	Amount (000's)	Value (000's)

Banks- 5.47%
Investment in Joint Trading Account; Credit	$2,235	$2,235
Suisse Repurchase Agreement; 0.16%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $2,279,558; 4.38% - 6.13%;
dated 11/15/27 - 11/15/39)
Investment in Joint Trading Account; Deutsche	5,364	5,363
Bank Repurchase Agreement; 0.19% dated
02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $5,470,939; 0.00% - 7.25%;
dated 03/25/13 - 05/15/30)
Investment in Joint Trading Account; JP	4,693	4,693
Morgan Repurchase Agreement; 0.16%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $4,787,072; 0.00% - 10.35%;
dated 03/15/13 - 02/15/42)
Investment in Joint Trading Account; Merrill	4,766	4,766
Lynch Repurchase Agreement; 0.13%
dated 02/28/2013 maturing 03/01/2013
(collateralized by US Government
Securities; $4,861,276; 0.00% - 9.38%;
dated 07/01/13 - 11/07/36)

See accompanying notes.

89

Glossary to the Schedules of Investments
February 28, 2013 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Rouble
USD/$	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See accompanying notes.

90

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91

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)

DIVERSIFIED REAL ASSET FUND
Class A shares
2013	(c)	$11 .91	$0 .05	$0.30	$0.35	($0 .11)	($0 .30)	($0 .41)	$11.85	3 .02	%(d)
2012		11.82	0.10	0 .30	0.40	( 0 .03)	( 0 .28)	(0.31)	11 .91	3 .53
2011		10.12	0.12	1 .63	1.75	( 0 .03)	( 0 .02)	(0.05)	11 .82	17.31
2010	(g)	10.00	0.03	0 .10	0.13	( 0 .01)	–	(0.01)	10 .12	1.33	(d)
Class C shares
2013	(c)	11.75	0.01	0 .30	0.31	( 0 .03)	( 0 .30)	(0.33)	11 .73	2.68	(d)
2012		11.72	0.01	0 .30	0.31	–	( 0 .28)	( 0 .28)	11 .75	2 .80
2011		10.10	0.04	1 .61	1.65	( 0 .01)	( 0 .02)	(0.03)	11 .72	16.44
2010	(g)	10.00	–	0 .10	0.10	–	–	–	10 .10	1.04	(d)
Class P shares
2013	(c)	11.96	0.06	0 .31	0.37	( 0 .13)	( 0 .30)	(0.43)	11 .90	3.18	(d)
2012		11.85	0.12	0 .31	0.43	( 0 .04)	( 0 .28)	(0.32)	11 .96	3 .78
2011	(h)	10.57	0.15	1 .19	1.34	( 0 .04)	( 0 .02)	(0.06)	11 .85	12.75	(d)
GLOBAL MULTI-STRATEGY FUND
Class A shares
2013	(c)	10.32	–	0 .31	0.31	–	( 0 .14)	(0.14)	10 .49	3.05	(d)
2012	(j)	10.00	(0.04)	0 .36	0.32	–	–	–	10 .32	3.20	(d)
Class C shares
2013	(c)	10.33	(0.04)	0 .31	0.27	–	( 0 .14)	(0.14)	10 .46	2.66	(d)
2012	(k)	10.18	(0.02)	0 .17	0.15	–	–	–	10 .33	1.47	(d)
Class P shares
2013	(c)	10.34	0.01	0 .31	0.32	–	( 0 .14)	(0.14)	10 .52	3.14	(d)
2012	(j)	10.00	(0.02)	0 .36	0.34	–	–	–	10 .34	3.40	(d)
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2013	(c)	10.29	0.22	0 .37	0.59	( 0 .20)	( 0 .03)	(0.23)	10 .65	5.80	(d)
2012	(k)	10.00	0.08	0 .28	0.36	( 0 .07)	–	(0.07)	10 .29	3.62	(d)
Class C shares
2013	(c)	10.29	0.18	0 .37	0.55	( 0 .16)	( 0 .03)	(0.19)	10 .65	5.42	(d)
2012	(k)	10.00	0.07	0 .28	0.35	( 0 .06)	–	(0.06)	10 .29	3.48	(d)

See accompanying notes.

92

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Dividends and Interest Expense on Short Sales and Short Sale Fees)		Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$262,775	1.25%	(e)	–%		– %		1 .41%(e),(f)		0 .88%	(e)	99.2%	(e)
246,133	1.25		–		–		1 .44	(f)	0 .86		107.3
90,355	1.25		–		–		1 .32	(f)	1 .06		59.7
9,577	1 .25	(e)	–		–		2 .73 (e)	,(f)	0 .61	(e)	38.1	(e)

47,637	2 .00	(e)	–		–		2 .06 (e)	,(f)	0 .14	(e)	99.2	(e)
42,133	2.00		–		–		2 .13	(f)	0 .07		107.3
37,833	2.00		–		–		2 .18	(f)	0 .37		59.7
1,364	2 .00	(e)	–		–		11.08 (e)	,(f)	(0 .03)	(e)	38.1	(e)

47,462	1 .03	(e)	–		–		1 .03 (e)	,(f)	1 .08	(e)	99.2	(e)
39,474	1.04		–		–		1 .13	(f)	1 .05		107.3
30,013	1 .05	(e)	–		–		1 .05 (e)	,(f)	1 .37	(e)	59.7	(e)

28,249	2 .69	(e)	2 .00 (e)	,(i)	–		2 .90 (e)	,(f)	0 .04	(e)	144.9	(e)
8,465	2 .70	(e)	2 .00 (e)	,(i)	–		3 .62 (e)	,(f)	(0 .45)	(e)	196 .0	(e)

5,567	3 .44	(e)	2 .75 (e)	,(i)	–		3 .97 (e)	,(f)	(0 .69)	(e)	144 .9	(e)
1,529	3 .30	(e)	2 .75 (e)	,(i)	–		30.56 (e)	,(f)	(0 .83)	(e)	196.0	(e)

10,167	2 .49	(e)	1 .80 (e)	,(i)	–		3 .52 (e)	,(f)	0 .26	(e)	144.9	(e)
707	2 .50	(e)	1 .80 (e)	,(i)	–		12.80 (e)	,(f)	(0 .19)	(e)	196.0	(e)

13,771	1 .08	(e)	–		0 .90	(e)	1 .20 (e)	,(f)	4 .21	(e)	112 .4	(e)
7,860	1 .13	(e)	–		0 .90	(e)	3 .23 (e)	,(f)	3 .78	(e)	93 .8	(e)

8,570	1 .83	(e)	–		1 .65	(e)	2 .00 (e)	,(f)	3 .49	(e)	112 .4	(e)
7,745	1 .88	(e)	–		1 .65	(e)	3 .93 (e)	,(f)	3 .03	(e)	93 .8	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Period from March 16, 2010, date shares first offered, through August 31, 2010.
(h)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(i)	Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(j)	Period from October 24, 2011, date shares first offered, through August 31, 2012.
(k)	Period from June 14, 2012, date shares first offered, through August 31, 2012.

See accompanying notes.

93

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS, INC. (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)

PREFERRED SECURITIES FUND
Class A shares
2013	(c)	$10 .36	$0 .27	$0.38	$0.65	($0 .30)	($0.06)	($0 .36)	$10 .65	6 .34	%(d)
2012		9.82	0.59	0.55	1 .14	( 0 .57)	(0.03)	(0.60)	10.36	12.20
2011		9.86	0.59	–	0 .59	( 0 .57)	(0.06)	(0.63)	9.82	6 .04
2010	(g)	8.88	0.51	0.98	1 .49	( 0 .51)	–	(0.51)	9.86	17.28	(d)
2009	(h)	6.68	0.59	2.20	2 .79	( 0 .59)	–	(0.59)	8.88	44.34
2008	(h)	10.11	0.58	(3.45)	( 2 .87)	( 0 .56)	–	(0.56)	6.68	(29 .61)
Class C shares
2013	(c)	10.35	0.23	0.38	0 .61	( 0 .26)	(0.06)	(0.32)	10.64	5.95	(d)
2012		9.81	0.51	0.56	1 .07	( 0 .50)	(0.03)	(0.53)	10.35	11.38
2011		9.85	0.51	0.01	0 .52	( 0 .50)	(0.06)	(0.56)	9.81	5 .26
2010	(g)	8.87	0.45	0.99	1 .44	( 0 .46)	–	(0.46)	9.85	16.59	(d)
2009	(h)	6.68	0.53	2.20	2 .73	( 0 .54)	–	(0.54)	8.87	43.19
2008	(h)	10.11	0.52	(3.46)	( 2 .94)	( 0 .49)	–	(0.49)	6.68	(30 .14)
Class P shares
2013	(c)	10.30	0.28	0.38	0 .66	( 0 .31)	(0.06)	(0.37)	10.59	6.49	(d)
2012		9.77	0.60	0.55	1 .15	( 0 .59)	(0.03)	(0.62)	10.30	12.41
2011	(j)	10.04	0.54	(0.15)	0 .39	( 0 .60)	(0.06)	(0.66)	9.77	3.93	(d)
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2013	(c)	10.46	0.19	1.09	1 .28	( 0 .18)	(0.03)	(0.21)	11.53	12.40	(d)
2012		9.28	0.34	1.22	1 .56	( 0 .38)	–	(0.38)	10.46	17.30
2011	(k)	10.00	0.06	(0.78)	( 0 .72)	–	–	–	9.28	(7.20	) (d)
Class C shares
2013	(c)	10.48	0.14	1.10	1 .24	( 0 .17)	(0.03)	(0.20)	11.52	11.96	(d)
2012	(l)	9.87	0.05	0.63	0 .68	( 0 .07)	–	(0.07)	10.48	6.89	(d)
Class P shares
2013	(c)	10.58	0.21	1.10	1 .31	( 0 .19)	(0.03)	(0.22)	11.67	12.60	(d)
2012		9.38	0.38	1.23	1 .61	( 0 .41)	–	(0.41)	10.58	17.70
2011	(k)	10.00	0.07	(0.69)	( 0 .62)	–	–	–	9 .38	(6.20)(d)	(m)

See accompanying notes.

94

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL FUNDS, INC. (unaudited)

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$1,236,816	1.04	%(e)	1.04	%(e)	5.15	%(e)	24.5	%(e)
1,139,496	1.06		1.06		5 .94		22.9
798,143	1.10		1.10		5 .80		16.8
874,721	1.07	(e)	1.10(e)	, (f)	6.57	(e)	23.4	(e)
669,875	1.00	(i)	–		7 .87		26.2
190,999	1.00	(i)	–		6 .61		18.7

979,718	1.79	(e)	1.79	(e)	4.40	(e)	24.5	(e)
887,524	1.82		1.82		5 .18		22.9
669,953	1.85		1.85		5 .06		16.8
576,857	1.82	(e)	1.84 (e)	,(f)	5.82	(e)	23.4	(e)
432,896	1 .75	(i)	–		7 .14		26.2
116,229	1 .75	(i)	–		5 .94		18.7

893,810	0.82	(e)	0.82 (e)	,(f)	5.38	(e)	24.5	(e)
734,855	0.85		0.85	(f)	6 .14		22.9
349,253	0.76	(e)	0.76 (e)	,(f)	5.86	(e)	16.8	(e)

45,680	1 .26	(e)	1 .26 (e)	,(f)	3.54	(e)	17.5	(e)
16,660	1.40		1.60	(f)	3 .42		19.1
3,697	1 .40	(e)	7 .11 (e)	,(f)	2.99	(e)	43.5	(e)

3,441	2 .15	(e)	2 .79 (e)	,(f)	2.66	(e)	17.5	(e)
192	2 .15	(e)	179.47 (e)	,(f)	2.34	(e)	19.1	(e)

12,282	1 .00	(e)	1 .11 (e)	,(f)	3.76	(e)	17.5	(e)
5,288	1.00		1.97	(f)	3 .69		19.1
110	1 .02	(e)	211.90 (e)	,(f)	3.35	(e)	43.5	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c)	Six months ended February 28, 2013.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Ten months ended August 31, 2010. Effective in 2010, the fund's fiscal year end was changed from October 31 to August 31.
(h)	For the period November 1 to October 31 in the year indicated.
(i)	Reflects Manager's contractual expense limit.
(j)	Period from September 27, 2010, date shares first offered, through August 31, 2011.
(k)	Period from June 6, 2011, date shares first offered, through August 31, 2011.
(l)	Period from June 14, 2012, date shares first offered, through August 31, 2012.
(m)	During 2011, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

See accompanying notes.

95

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS,INC.
February 28, 2013 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 to February 28, 2013), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period September 1, 2012 to February 28, 2013 (a)	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period September 1, 2012 to February 28, 2013 (a)	Annualized Expense Ratio

Diversified Real Asset Fund
Class A	$1,000.00	$1,030.17	$6.29	$1,000.00	$1,018.60	$6.26	1.25%
Class C	1,000.00	1,026.76	10.05	1,000.00	1,014.88	9.99	2.00
Class P	1,000.00	1,031.78	5.19	1,000.00	1,019.69	5.16	1.03

Global Multi-Strategy Fund
Class A	1,000.00	1,030.49	13.54	1,000.00	1,011.46	13.42	2.69
Class C	1,000.00	1,026.58	17.29	1,000.00	1,007.74	17.12	3.44
Class P	1,000.00	1,031.41	12.54	1,000.00	1,012.45	12.42	2.49

Global Multi-Strategy Fund (Excluding Dividends and
Interest Expense on Shorts and Short Sale Fees)
Class A	1,000.00	1,030.50	10.07	1,000.00	1,014.75	10.04	2.00
Class C	1,000.00	1,026.60	13.82	1,000.00	1,010.99	13.81	2.75
Class P	1,000.00	1,031.40	9.07	1,000.00	1,015.76	9.04	1.80

Opportunistic Municipal Fund
Class A	1,000.00	1,058.04	5.51	1,000.00	1,019.44	5.41	1.08
Class C	1,000.00	1,054.20	9.32	1,000.00	1,015.72	9.15	1.83

Opportunistic Municipal Fund
(Excluding Interest Expense and Fees)
Class A	1,000.00	1,058.03	4.59	1,000.00	1,020.65	4.56	0.90
Class C	1,000.00	1,054.22	8.40	1,000.00	1,016.85	8.35	1.65

96

		SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
February 28, 2013 (unaudited)

		Actual			Hypothetical
	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period September 1, 2012 to February 28, 2013 (a)	Beginning Account Value September 1, 2012	Ending Account Value February 28, 2013	Expenses Paid During Period September 1, 2012 to February 28, 2013 (a)	Annualized Expense Ratio

Preferred Securities Fund
Class A	$1,000.00	$1,063.42	$5.32	$1,000.00	$1,019.64	$5.21	1.04%
Class C	1,000.00	1,059.54	9.14	1,000.00	1,015.92	8.95	1.79
Class P	1,000.00	1,064.91	4.20	1,000.00	1,020.73	4.11	0.82

Small-MidCap Dividend Income Fund
Class A	1,000.00	1,124.02	6.64	1,000.00	1,018.55	6.31	1.26
Class C	1,000.00	1,119.64	11.30	1,000.00	1,014.13	10.74	2.15
Class P	1,000.00	1,125.96	5.27	1,000.00	1,019.84	5.01	1.00

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

97

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Elizabeth Ballantine	Principal, EBA Associates	100	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	100	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	100	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	100	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	100	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	100	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	100	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	100	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	100	None
Director since 2007
Member, Audit Committee
1944

98

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years*
Michael J. Beer	Executive Vice President, Principal	100	None
Director, Executive Vice President	Funds Distributor, Inc. (“PFD”)
Member, Executive Committee	Vice President/Mutual Funds and
1961	Broker Dealer, Principal Life
Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	100	None
Director, President, CEO, and	Director, Finisterre since 2011
Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

*Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

99

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, PMC since 2011
El Dorado Hills, CA 95762	Senior Vice President, PMC since 2010
1967	Senior Vice President, Princor since 2010
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD since 2009
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager since 2009
1973	Counsel, Princor since 2009
Counsel, PSS since 2009

100

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor since 2009
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager
1972	Counsel, Princor
Counsel, PSS

Dan Westholm	Director – Treasury, PFA since 2011
Assistant Treasurer	Director – Treasury, PFD since 2011
711 High Street, Des Moines, IA 50392	Director – Treasury, PLIC
1966	Director – Treasury, the Manager
Director – Treasury, Princor since 2011
Director – Treasury, PSS

Beth Wilson	Vice President, the Manager
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated December 28, 2012, and the Statement of Additional Information dated December 28, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of May 31 and November 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

101

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) the annual review and renewal of the Management Agreement and various Sub-advisory agreements for all Funds; (2) an Amended Sub-advisory Agreement with Principal Global Investors, LLC (“PGI”) related to the Global Opportunities Fund; (3) an Amended Management Agreement with Principal Management Corporation (the “Manager”) related to the addition of the Global Opportunities Fund; (4) a Sub-advisory Agreement with Finisterre Capital LLP (“Finisterre”) related to the Global Multi-Strategy Fund; and (5) an Amended Sub-advisory Agreement with Tortoise Capital Advisors, LLC (“Tortoise”) related to the Diversified Real Asset Fund.

Annual Review and Renewal of Management Agreement and Sub-advisory Agreements.

At its September 11, 2012 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-advisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf of the eight series of PFI evaluated at the September meeting (each series is referred to as a “Fund”) (2) the Sub-advisory Agreements between the Manager and each of AQR Capital Management, LLC /CNH Partners, LLC; BlackRock Financial Management, Inc.; Brookfield Investment Management, Inc.; Cliffwater LLC, Credit Suisse Asset Management LLC; Edge Asset Management Inc. (“Edge”), Jennison Associates, LLC; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and Equity Research, Inc.; Mellon Capital Management Corporation; Pacific Investment Management Company, LLC; PGI; Principal Real Estate Investors, LLC (“PRIN”); Spectrum Asset Management, Inc. (“Spectrum”); Symphony Asset Management, LLC; Tortoise, and Wellington Management Company, LLP. The Management Agreement and the Sub-advisory Agreements are collectively referred to as the “Advisory Agreements.” The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-advisors, and they considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Sub-advisors. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and found no issues that needed to be considered in connection with the renewal of the Advisory Agreements.

The Board considered the nature, quality and extent of services provided under each Sub-advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, investment approach of the Sub-advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Sub-advisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Sub-advisory Agreement be continued.

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Investment Performance. The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Sub-advisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, as applicable. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-advisor at the appropriate time, if necessary.

As to each Fund, the Manager advised the Board that the investment services delivered by each Sub-advisor to the Fund were reasonable, the Sub-advisor’s longer-term track record justified continuing the contract with more in-depth monitoring or sufficient remedial steps had been taken by the Sub-advisor that it justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Sub-advisor either met or exceeded acceptable levels of investment performance; or (ii) although the Fund experienced underperformance from the subject Sub-advisor, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees. The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Sub-advisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, as applicable. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met or exceeded acceptable levels of investment performance. There were some Funds, or certain Sub-advisors for a multi-manager Fund, that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered the longer-term performance of the Funds. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-advisor at the appropriate time, if necessary.

As to each Fund, the Manager had advised the Board that the investment services delivered by each Sub-advisor to the Fund were reasonable, the Sub-advisor’s longer-term track record justified continuing the contract with more in-depth monitoring or sufficient remedial steps had been taken by the Sub-advisor that it justified continuing the contract with more in-depth monitoring. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Sub-advisor either met or exceeded acceptable levels of investment performance; or (ii) although the Fund experienced underperformance from the subject Sub-advisor, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Profitability. The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the Management Agreement, for the year ended December 31, 2011. The Board also considered the returns on revenue generated in connection with the payment of Sub-advisory fees to affiliated Sub-advisors (PGI, PRIN, Edge, and Spectrum). The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the International Equity Index Fund series and Bond Market Index Fund series of PFI do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee for all Fund assets.

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Sub-advisory Fees, Economies of Scale and Profitability. For each Fund the Board considered the Sub-advisory fees, noting that the Manager compensates each Sub-advisor from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Lipper. The Board considered whether there are economies of scale with respect to the Sub-advisory services provided to each Fund and, if so, whether the Sub-advisory fees reflect such economies of scale through breakpoints in fees. In addition, in evaluating the Sub-advisory fees and the factor of profitability, with respect to unaffiliated Sub-advisors, the Board considered that the Sub-advisory fee rate was negotiated at arm’s-length between the Manager and each Sub-advisor. The Board considered the profitability of the affiliated Sub-advisors in conjunction with their review of the profitability of the Manager.

Other Benefits to the Manager and Sub-advisors. The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Sub-advisor from their relationships with the Funds. The Board also considered as a part of this analysis each Sub-advisor’s soft dollar practices and brokerage practices. The Board concluded that management and Sub-advisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions. Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Advisory Agreements for Global Opportunities Fund

On September 11, 2012, the Board considered for approval the following agreements related to the newly established Global Opportunities Fund (the “Fund”): (1) the management agreement (“Management Agreement”) between PFI, for the Fund, and the Manager and (2) the sub-advisory agreement (“Sub-advisory Agreement”) between the Manager and PGI (the “Sub-advisor”). (The Management Agreement and the Sub-advisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreements for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the PFI Funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing Sub-advisors for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PFI Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, investment approach of the Sub-advisor, the experience and skills of the Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Sub-advisor currently provides sub-advisory services for other PFI Funds, and that the Board had reviewed and had approved for renewal those sub-advisory agreements at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing Sub-advisors and that the Manager recommended the Sub-advisor based upon that program.

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Investment Performance. As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board considered the experience of the portfolio management team and reviewed the historical outperformance of a global opportunities strategy for a separately managed account since July 2010, at which time the Sub-advisor began managing the strategy, in comparison to a relevant benchmark. Such performance was also compared to the relevant Morningstar peer group. The Board concluded, based on this information, that the historical investment performance record of the portfolio management team was satisfactory.

Fees, Economies of Scale and Profitability. The Board considered the Fund’s proposed management and sub-advisory fees. With respect to the proposed management fee, the Board considered the fees proposed to be paid to the Sub-advisor. The Board also received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fee to advisory fees of funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

With respect to the sub-advisory fees proposed to be paid to the Sub-advisor, the Board noted that the Manager compensates the Sub-advisor from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided under the Sub-advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes one breakpoint and concluded that the fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

In addition, in evaluating the management and sub-advisory fees, the Board considered the estimated profitability of the Fund to the Manager. The Board reviewed the Fund’s anticipated expense ratio and considered that the Manager proposed to cap the total expense ratio for the class of the Fund at a certain level through December 31, 2014. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fees were reasonable.

Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by the Manager and Sub-advisor. The Board noted that the Sub-advisor may use soft dollars and that the Sub-advisor’s policy is to use soft dollars within the Section 28(e) safe harbor. The Board concluded that taking into account these potential benefits, the management and sub-advisory fees were reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Finisterre Sub-advisory Agreement

On December 11, 2012, the Board considered for approval the following agreement related to the Global Multi-Strategy Fund (the “Fund”): the approval of a sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Finisterre (the “Sub-advisor”) with respect to an emerging markets credit opportunities segment of the Fund.

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Sub-advisory Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the Sub-advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, investment approach of the Sub-advisor, the experience and skills of the Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing Sub-advisors and that the Manager recommended the Sub-advisor based upon that program.

Investment Performance. The Board reviewed the historical one-year, three-year, five-year and since inception (February 2006) performance as of September 30, 2012 of the Sub-advisor in a composite with an investment strategy similar to the proposed portfolio strategy for the Fund, as compared to a relevant peer group and benchmark index. The Board concluded, based on this information, that the historical investment performance record of the Sub-advisor was satisfactory.

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Fees, Economies of Scale and Profitability. The Board considered the proposed sub-advisory fee, noting that the Manager compensates Sub-advisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-advisory Agreement. The Board noted that the sub-advisory fee schedule includes one breakpoint and concluded that the sub-advisory fee schedule reflects an appropriate recognition of economies of scale at the Fund’s current asset levels. The Board also noted the expected loss to the Sub-advisor during the first year it provides services to the Fund. On the basis of the information provided, the Board concluded that the proposed sub-advisory fee was reasonable.

Other Benefits. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisor when evaluating the sub-advisory fee. The Board concluded that taking into account these potential benefits, the proposed sub-advisory fee was reasonable.

Overall Conclusions. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory Agreement are fair and reasonable and that approval of the Sub-advisory Agreement is in the best interests of the Fund.

Tortoise Sub-advisory Agreement

On December 11, 2012, the Board considered for approval the following agreement related to the Diversified Real Asset Fund: the approval of an amended and restated sub-advisory agreement (the “Sub-advisory Agreement”) between the Manager and Tortoise (the “Sub-advisor”) in connection with a proposal to reduce the Sub-advisor’s fee.

The Board reviewed materials received from the Manager regarding the proposed sub-advisory fee reduction. The Board considered the Manager’s representation that the sub-advisory fee reduction would not reduce the quality or quantity of the services provided by the Sub-advisor to the Fund and that the Sub-advisor’s obligations under the Sub-advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any changes to the terms of the Sub-advisory Agreement, other than to the fee schedule.

The Board considered that they had last approved the Sub-advisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2012 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of services provided by the Sub-advisor under the Sub-advisory Agreement and had concluded, based on the information provided, that the terms of the Sub-advisory Agreement were reasonable and that approval of the Sub-advisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the reduced sub-advisory fee at this time and, accordingly, recommended to the Board of Directors the approval of the Sub-advisory Agreement.

.

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SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders
Principal Funds, Inc. – Global Multi-Strategy Fund
Held February 26, 2013

1.	Approval of a new sub-advisory agreement with Finisterre Capital, LLP for the Global Multi-Strategy Fund:

In Favor	Opposed	Abstain
32,414,543.724	399,799.630	1,609,224.966

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Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

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GLOBAL INVESTMENT MANAGEMENT s ASSET ALLOCATION EXPERTISE s RETIREMENT LEADERSHIP

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, member of the Principal Financial Group®.

Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

Not FDIC or NCUA insured

May lose value s Not a deposit s No bank or credit union guarantee
Not insured by any Federal government agency

FV674-03 | 04/2013 | #t13020502mt
©2013 Principal Financial Services, Inc.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 4/18/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 4/18/2013

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 4/18/2013